     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 1999

                                             REGISTRATION NOS. 33-75292/811-3240
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
                             ---------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Pre-Effective Amendment No.          [ ]


                        Post Effective Amendment No. 16      [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
   COMPANY ACT OF 1940


                        Amendment No. 62                     [X]


                             ---------------------
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 526-5251
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             ---------------------

                              NORI L. GABERT, ESQ.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             PLEASE SEND COPIES OF
                             ALL COMMUNICATIONS TO:

                             DIANE E. AMBLER, ESQ.
                              MAYER, BROWN & PLATT

                              1909 K STREET, N.W.


                          WASHINGTON, D.C. 20006-1101

                             ---------------------
            It is proposed that this filing will become effective:

              ___  immediately upon filing pursuant to paragraph (b) of Rule 485

              X  May 1, 1999 pursuant to paragraph (b) of Rule 485

              ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
              ___  on (date) pursuant to paragraph (a)(1) of Rule 485

           TITLE OF SECURITIES BEING REGISTERED: Group and Individual
                           Variable Annuity Contracts

                SEQUENTIAL NUMBER SYSTEM: PAGE ___ OF ___ PAGES
                  EXHIBIT INDEX ON SEQUENTIAL PAGE NUMBER ___
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                            PORTFOLIO DIRECTOR PLUS
                                 SERIES 1 TO 12
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  Summary
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  Summary, General Information, Variable Account
                                                           Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information


                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Annuity Payments..................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                            PORTFOLIO DIRECTOR PLUS
                              SERIES 1.20 TO 12.20
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  Summary
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  Summary, General Information, Variable Account
                                                           Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information


                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Annuity Payments..................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                            PORTFOLIO DIRECTOR PLUS
                              SERIES 1.40 TO 12.40
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  Summary
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  Summary, General Information, Variable Account
                                                           Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information


                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Annuity Payments..................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                               SERIES 2.1 TO 2.12
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  Summary
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  Summary, General Information Variable Account
                                                           Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information


                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                            SERIES 2.1.20 TO 2.12.20
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  Summary
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  Summary, General Information Variable Account
                                                           Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information


                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                            SERIES 2.1.40 TO 2.12.40
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  Summary
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  Summary, General Information Variable Account
                                                           Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information


                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR T
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  Summary
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  Summary, General Information Variable Account
                                                           Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information


                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                             ---------------------

                             CROSS REFERENCE SHEET

                           (PURSUANT TO RULE 481(A))


                        ITEM NO.                                          PROSPECTUS CAPTION
                        --------                                          ------------------
                                                   PART A
   1.  Cover Page........................................  Cover Page
   2.  Definitions.......................................  About the Prospectus
   3.  Synopsis..........................................  Summary
   4.  Condensed Financial Information...................  Selected Purchase Unit Data
   5.  General Description of Registrant, Depositor and
       Portfolio Companies...............................  Summary, General Information Variable Account
                                                           Options
   6.  Deductions and Expenses...........................  Fees and Charges, Surrender of Account Value,
                                                           Separate Account Expense Reimbursement
   7.  General Description of Variable Annuity
       Contracts.........................................  Transfers Between Investment Options Purchase
                                                           Period, Payout Period, Surrender of Account
                                                           Value, Other Contract Features
   8.  Annuity Period....................................  Payout Period
   9.  Death Benefit.....................................  Death Benefits
  10.  Purchase and Contract Value.......................  Fees and Charges, Purchase Period
  11.  Redemptions.......................................  Surrender of Account Value
  12.  Taxes.............................................  Federal Tax Matters
  13.  Legal Proceedings.................................  Not Applicable
  14.  Table of Contents of the Statement of Additional
       Information.......................................  Contents of Statement of Additional Information


                                                                       STATEMENT OF ADDITIONAL
                        ITEM NO.                                         INFORMATION CAPTION
                        --------                                       -----------------------
                                                   PART B
  15.  Cover Page........................................  Cover Page
  16.  Table of Contents.................................  Table of Contents
  17.  General Information and History...................  General Information
  18.  Services..........................................  Experts; Distribution of Variable Annuity
                                                           Contracts
  19.  Purchase of Securities Being Offered..............  Calculation of Surrender Charge; Purchase Unit
                                                           Value; Exchange Privilege
  20.  Underwriters......................................  Distribution of Variable Annuity Contracts
  21.  Calculation of Performance Data...................  Performance Calculations
  22.  Payout Payments...................................  Payout Payments
  23.  Financial Statements..............................  Financial Statements

PART C

Information required to be set forth in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

                                [MOMENTO PHOTO]

                                            PORTFOLIO DIRECTOR(R) PLUS
                                                SEPARATE ACCOUNT A
                                                FOR SERIES 1 -- 12

                                                 Units of Interest
                                                 Under Group and
                                                 Individual Variable
                                                 Annuity Contracts
                                                 Portfolio Director Plus

                                                 Prospectus
                                                 May 1, 1999

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR(R) PLUS
SEPARATE ACCOUNT A

FOR SERIES 1 TO 12                                                   May 1, 1999


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director Plus permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 30 of the 53 Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.

This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1999, contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1

FEE TABLE..........................................     2

SUMMARY............................................     7

SELECTED PURCHASE UNIT DATA........................    12

GENERAL INFORMATION................................    18
    About Portfolio Director Plus..................    18
    About VALIC....................................    18
    About VALIC Separate Account A.................    18
    Units of Interests.............................    19
    Distribution of the Contracts..................    19

VARIABLE ACCOUNT OPTIONS...........................    20
    Summary of Funds...............................    20

PURCHASE PERIOD....................................    49
    Purchase Payments..............................    49
    Purchase Units.................................    49
    Calculation of Purchase Unit Value.............    49
    Choosing Investment Options....................    50
         Fixed Account Options.....................    50
         Variable Account Options..................    50
    Stopping Purchase Payments.....................    50

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    51
    During the Purchase Period.....................    51
    During the Payout Period.......................    51
    Communicating Transfer or Reallocation
      Instructions.................................    51
    Effective Date of Transfer.....................    51

FEES AND CHARGES...................................    52
    Account Maintenance Fee........................    52
    Surrender Charge...............................    52
         Amount of Surrender Charge................    52
         10% Free Withdrawal.......................    52
         Exceptions to Surrender Charge............    52
    Premium Tax Charge.............................    53
    Separate Account Charges.......................    53
    Fund Annual Expense Charges....................    53
    Other Tax Charges..............................    53
    Reduction or Waiver of Account Maintenance Fee,
      Surrender, Mortality and Expense Risk Fee or
      Administration and Distribution Fee
      Charges......................................    54
    Separate Account Expense Reimbursement.........    54

PAYOUT PERIOD......................................    55
    Fixed Payout...................................    55
    Variable Payout................................    55
    Combination Fixed and Variable Payout..........    55
    Payout Date....................................    55
    Payout Options.................................    55
    Enhancements to Payout Options.................    56
    Payout Information.............................    56

SURRENDER OF ACCOUNT VALUE.........................    57
    When Surrenders Are Allowed....................    57
    Amount That May Be Surrendered.................    57
    Surrender Restrictions.........................    57
    Partial Surrenders.............................    57
    Systematic Withdrawals.........................    57
    Distributions Required by Federal Tax Law......    58

EXCHANGE PRIVILEGE.................................    59
    Restrictions on Exchange Privilege.............    59
    Taxes and Conversion Costs.....................    59
    Surrender Charges..............................    59



                                                     PAGE
                                                     ----
    Exchange Offers for Contracts Other Than
      Portfolio Director Plus......................    59
    Comparison of Portfolio Director and Portfolio
      Director 2 Contracts to Portfolio Director
      Plus Contracts...............................    60
    Comparison of Other Contracts..................    60
    Features of Portfolio Director Plus............    60
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    60

DEATH BENEFITS.....................................    62
    Beneficiary Information........................    62
    Special Information for Individual Non-Tax
      Qualified Contracts..........................    62
    During the Purchase Period.....................    62
         Interest Guaranteed Death Benefit.........    62
         Standard Death Benefit....................    63
    During the Payout Period.......................    63

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    64
    Types of Investment Performance Information
      Advertised...................................    64
      Total Return Performance Information.........    64
      Standard Average Annual Total Return.........    64
      Nonstandard Average Annual Total Return......    64
      Cumulative Total Return......................    64
      Annual Change in Purchase Unit Value.........    64
      Cumulative Change in Purchase Unit Value.....    65
      Total Return Based on Different Investment
         Amounts...................................    65
      An Assumed Account Value of $10,000..........    65
    Yield Performance Information..................    65
      AGSPC Money Market and American General Money
         Market Divisions..........................    65
      Divisions Other Than The AGSPC Money Market
         and American General Money Market
         Divisions.................................    65
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    65

OTHER CONTRACT FEATURES............................    76
    Changes That May Not Be Made...................    76
    Change of Beneficiary..........................    76
    Contingent Owner...............................    76
    Cancellation -- The 20 Day "Free Look".........    76
    We Reserve Certain Rights......................    76
    Relationship to Employer's Plan................    76

VOTING RIGHTS......................................    77
    Who May Give Voting Instructions...............    77
    Determination of Fund Shares Attributable to
      Your Account.................................    77
      During Purchase Period.......................    77
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    77
    How Fund Shares Are Voted......................    77

FEDERAL TAX MATTERS................................    78
    Type of Plans..................................    78
    Tax Consequences in General....................    78
    Effect of Tax-Deferred Accumulations...........    79

YEAR 2000..........................................    81
    Year 2000 Risks................................    81



                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                     PAGE NO.
-------------                     --------
Account Value...................    51
Annuitant.......................    62
Assumed Investment Rate.........    55
Beneficiary.....................    62
Contract Owner..................    62
Divisions.......................    64
Fixed Account Options...........    62
Home Office.....................    51
Mutual Fund or Fund.............    18
Participant.....................    01
Participant Year................    52
Payout Period...................    51
Payout Unit.....................    55
Purchase Payments...............   49, 64
Purchase Period.................    51
Purchase Unit...................  49, 50
VALIC Separate Account A........    77
Variable Account Options........   20, 62


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.


Following this introduction is a summary of the major features and options of Portfolio Director Plus. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.


PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15


SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation Fund(8)                         0.25%           0.75%              --          1.00%
AGSPC Capital Conservation Fund                        0.25            0.75               --          1.00
AGSPC Government Securities Fund                       0.25            0.75               --          1.00
AGSPC Growth Fund                                      0.25            0.75               --          1.00
AGSPC Growth & Income Fund                             0.25            0.75               --          1.00
AGSPC International Equities Fund                      0.25            0.75               --          1.00
AGSPC International Government Bond Fund               0.25            0.75               --          1.00
AGSPC MidCap Index Fund                                0.25            0.75               --          1.00
AGSPC Money Market Fund                                0.25            0.75               --          1.00
AGSPC Science & Technology Fund                        0.25            0.75               --          1.00
AGSPC Small Cap Index Fund                             0.25            0.75               --          1.00
AGSPC Social Awareness Fund                            0.25            0.75               --          1.00
AGSPC Stock Index Fund                                 0.25            0.75               --          1.00
American Century Ultra Fund(4)                         0.25            1.00            (0.21%)        1.04
American General Balanced Fund(4)                      0.25            0.75            (0.25)         0.75
American General Conservative Growth Lifestyle
  Fund(4)                                              0.25            0.75            (0.25)         0.75
American General Core Bond Fund(4)                     0.25            0.75            (0.25)         0.75
American General Domestic Bond Fund(4)                 0.25            0.75            (0.25)         0.75
American General Growth Lifestyle Fund(4)              0.25            0.75            (0.25)         0.75
American General High Yield Bond Fund(4)               0.25            0.75            (0.25)         0.75
American General International Growth Fund(4)          0.25            0.75            (0.25)         0.75
American General International Value Fund(4)           0.25            0.75            (0.25)         0.75
American General Large Cap Growth Fund(4)              0.25            0.75            (0.25)         0.75
American General Large Cap Value Fund(4)               0.25            0.75            (0.25)         0.75
American General Mid Cap Growth Fund(4)                0.25            0.75            (0.25)         0.75
American General Mid Cap Value Fund(4)                 0.25            0.75            (0.25)         0.75
American General Moderate Growth Lifestyle
  Fund(4)                                              0.25            0.75            (0.25)         0.75
American General Money Market Fund(4)                  0.25            0.75            (0.25)         0.75
American General Small Cap Growth Fund(4)              0.25            0.75            (0.25)         0.75
American General Small Cap Value Fund(4)               0.25            0.75            (0.25)         0.75
American General Socially Responsible Fund(4)          0.25            0.75            (0.25)         0.75
American General Strategic Bond Fund(4)                0.25            0.75            (0.25)         0.75
Dreyfus Variable Investment Fund --
  Small Cap Portfolio(4)                               0.25            1.00            (0.15)         1.10
Evergreen(sm) Equity Trust
  Evergreen Growth and Income Fund -- Class A(4)       0.25            1.00            (0.25)         1.00
  Evergreen Small Cap Value Fund -- Class A(4)         0.25            1.00            (0.25)         1.00
  Evergreen Value Fund -- Class A(4)                   0.25            1.00            (0.25)         1.00
Founders Growth Fund(4)                                0.25            1.00            (0.25)         1.00
Neuberger Berman Guardian Trust(4)                     0.25            1.00            (0.25)         1.00
Putnam Global Growth Fund -- Class A Shares(4)         0.25            1.00            (0.25)         1.00
Putnam New Opportunities Fund -- Class A
  Shares(4)                                            0.25            1.00            (0.25)         1.00
Putnam OTC & Emerging Growth Fund -- Class A
  Shares(4)                                            0.25            1.00            (0.25)         1.00
Scudder Growth and Income Fund(4)                      0.25            1.00            (0.25)         1.00
T. Rowe Price Small-Cap Stock Fund                     0.25            1.00               --          1.25
Templeton Foreign Fund -- Class A(4)                   0.25            1.00            (0.25)         1.00
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1           0.25            1.00               --          1.25
  Templeton International Fund -- Class 1              0.25            1.00               --          1.25
Vanguard Long-Term Corporate Fund(5)                   0.25            1.00            (0.25)         1.00
Vanguard Long-Term Treasury Fund(5)                    0.25            1.00            (0.25)         1.00
Vanguard LifeStrategy Conservative Growth Fund         0.25            1.00               --          1.25
Vanguard LifeStrategy Growth Fund                      0.25            1.00               --          1.25
Vanguard LifeStrategy Moderate Growth Fund             0.25            1.00               --          1.25
Vanguard Wellington Fund                               0.25            1.00               --          1.25
Vanguard Windsor II Fund                               0.25            1.00               --          1.25

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                      MANAGEMENT                 OTHER          TOTAL FUND
                                                         FEES                   EXPENSES         EXPENSES
                                                      (After Fee     12b-1   (AFTER EXPENSE   (AFTER EXPENSE
                       FUND                            WAIVER)       FEES      WAIVER)(6)        WAIVER)
                       ----                           ----------     -----   --------------   --------------
AGSPC Asset Allocation Fund(8)                           0.50%         --         0.04%            0.54%
AGSPC Capital Conservation Fund                          0.50          --         0.04             0.54
AGSPC Government Securities Fund                         0.50          --         0.04             0.54
AGSPC Growth Fund                                        0.80          --         0.04             0.84
AGSPC Growth & Income Fund                               0.75          --         0.05             0.80
AGSPC International Equities Fund                        0.35          --         0.05             0.40
AGSPC International Government Bond Fund                 0.50          --         0.05             0.55
AGSPC MidCap Index Fund                                  0.32          --         0.04             0.36
AGSPC Money Market Fund                                  0.50          --         0.04             0.54
AGSPC Science & Technology Fund                          0.90          --         0.05             0.95
AGSPC Small Cap Index Fund                               0.35          --         0.04             0.39
AGSPC Social Awareness Fund                              0.50          --         0.04             0.54
AGSPC Stock Index Fund                                   0.27          --         0.04             0.31
American Century Ultra Fund(11)                          1.00          --           --             1.00
American General Balanced Fund(9)                        0.80          --         0.02             0.82
American General Conservative Growth Lifestyle
  Fund(10)                                               0.10          --           --             0.10
American General Core Bond Fund(9)                       0.50          --         0.30             0.80
American General Domestic Bond Fund(9)                   0.60          --         0.18             0.78
American General Growth Lifestyle Fund(10)               0.10          --           --             0.10
American General High Yield Bond Fund(9)                 0.70          --         0.29             0.99
American General International Growth Fund(9)            0.90          --         0.25             1.15
American General International Value Fund(9)             1.00          --         0.04             1.04
American General Large Cap Growth Fund(9)                0.55          --         0.31             0.86
American General Large Cap Value Fund(9)                 0.50          --         0.31             0.81
American General Mid Cap Growth Fund(9)                  0.65          --         0.14             0.79
American General Mid Cap Value Fund(9)                   0.75          --         0.30             1.05
American General Moderate Growth Lifestyle Fund(10)      0.10          --           --             0.10
American General Money Market Fund(9)                    0.25          --         0.31             0.56
American General Small Cap Growth Fund(9)                0.85          --         0.31             1.16
American General Small Cap Value Fund(9)                 0.75          --         0.23             0.98
American General Socially Responsible Fund(9)            0.25          --         0.31             0.56
American General Strategic Bond Fund(9)                  0.60          --         0.29             0.89
Dreyfus Variable Investment Fund --
  Small Cap Portfolio                                    0.75          --         0.02             0.77
Evergreen Equity Trust
  Evergreen Growth and Income Fund -- Class A            0.90        0.25%        0.31             1.46
  Evergreen Small Cap Value Fund -- Class A(11)          1.00        0.25         0.43             1.68
  Evergreen Value Fund -- Class A                        0.50        0.25         0.25             1.00
Founders Growth Fund                                     0.67        0.25         0.16             1.08
Neuberger Berman Guardian Trust(7)(11)                   0.84          --         0.03             0.87
Putnam Global Growth Fund -- Class A Shares              0.64        0.25         0.29             1.18
Putnam New Opportunities Fund -- Class A Shares          0.49        0.25         0.24             0.98
Putnam OTC & Emerging Growth Fund -- Class A Shares      0.54        0.25         0.21             1.00
Scudder Growth and Income Fund                           0.44          --         0.30             0.74
T. Rowe Price Small-Cap Stock Fund                       0.77          --         0.24             1.01
Templeton Foreign Fund -- Class A(11)                    0.61        0.25         0.26             1.12
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1             0.60          --         0.18             0.78
  Templeton International Fund -- Class 1                0.69          --         0.17             0.86
Vanguard Long-Term Corporate Fund(11)                    0.03          --         0.27             0.30
Vanguard Long-Term Treasury Fund(11)                     0.01          --         0.26             0.27
Vanguard LifeStrategy Conservative Growth
  Fund(11)(12)                                             --          --           --               --
Vanguard LifeStrategy Growth Fund(11)(12)                  --          --           --               --
Vanguard LifeStrategy Moderate Growth Fund(11)(12)         --          --           --               --
Vanguard Wellington Fund(11)                             0.28          --         0.03             0.31
Vanguard Windsor II Fund(11)                             0.38          --         0.03             0.41

--------------------------------------------------------------------------------

------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.


     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century (0.21%), American General (0.25%), Dreyfus (0.15%), Evergreen (0.25%), Founders (0.25%), Neuberger Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton Foreign Fund -- Class A (0.25%) With respect to American Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets equal to or in excess of $75 million.



 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.


 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.


 (7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1998 fiscal year, NB did not bear any expenses.


 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


 (9) In the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses and total annual portfolio operating expenses, respectively would be:
     American General Balanced Fund, 0.80%, 0.80% and 1.60%; American General Core Bond Fund, 0.50%, 0.86% and 1.36%; American General Domestic Bond Fund, 0.60%, 0.57% and 1.17%; American General High Yield Bond Fund, 0.70%, 0.83% and 1.53%; American General International Growth Fund, 0.90%, 0.71% and 1.61%; American General International Value Fund, 1.00%, 0.70% and 1.70%; American General Large Cap Growth Fund, 0.55%, 0.58% and 1.13%; American General Large Cap Value Fund, 0.50%, 0.58% and 1.08%; American General Mid Cap Growth Fund, 0.65%, 0.64% and 1.29%; American General Mid Cap Value Fund, 0.75%, 0.64% and 1.39%; American General Money Market Fund, 0.25%, 0.86% and 1.11%; American General Small Cap Growth Fund, 0.85%, 0.62% and 1.47%; American General Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and American General Socially Responsible Fund, 0.25%, 0.87% and 1.12%; and American General Strategic Bond Fund, 0.60%, 0.90% and 1.50%.



(10) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 1.00%, for American General Growth Lifestyle Fund 1.09% and for American General Moderate Growth Lifestyle Fund 1.03%. Estimated Total Combined Operating Expenses of each American General Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying AGSPC 3 Funds and the American General Lifestyle Funds, assuming each American General Lifestyle Fund's projected asset allocation among the underlying AGSPC 3 Funds is maintained.



(11) The American Century Ultra Fund was formerly known as the American
     Century -- Twentieth Century Ultra Fund. The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Caps Equity Income Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio; the Vanguard Life Strategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.



(12) The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1998. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratio that each Fund incurred for the year ended December 31, 1998 was 0.29%.

EXAMPLE #1 -- If you do not surrender Portfolio Director Plus at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $16       $50      $ 87       $189
AGSPC Capital Conservation Division 7                          16        50        87        189
AGSPC Government Securities Division 8                         16        50        87        189
AGSPC Growth Division 15                                       19        59       102        221
AGSPC Growth & Income Division 16                              19        58       100        217
AGSPC International Equities Division 11                       15        46        79        174
AGSPC International Government Bond Division 13                16        50        87        190
AGSPC MidCap Index Division 4                                  14        45        77        169
AGSPC Money Market Division 6                                  16        50        87        189
AGSPC Science & Technology Division 17                         20        63       108        233
AGSPC Small Cap Index Division 14                              15        46        79        173
AGSPC Social Awareness Division 12                             16        50        87        189
AGSPC Stock Index Division 10                                  14        43        74        164
American Century Ultra Division 31                             21        65       112        242
American General Balanced Division 42                          16        51        88        192
American General Conservative Growth Lifestyle Division 50      9        29        50        111
American General Core Bond Division 58                         16        50        87        190
American General Domestic Bond Division 43                     16        50        86        188
American General Growth Lifestyle Division 48                   9        29        50        111
American General High Yield Bond Division 60                   18        56        97        211
American General International Growth Division 33              20        61       105        228
American General International Value Division 34               19        58       100        216
American General Large Cap Growth Division 39                  17        52        90        197
American General Large Cap Value Division 40                   16        51        88        191
American General Mid Cap Growth Division 37                    16        50        87        189
American General Mid Cap Value Division 38                     19        58       100        217
American General Moderate Growth Lifestyle Division 49          9        29        50        111
American General Money Market Division 44                      14        43        74        164
American General Small Cap Growth Division 35                  20        61       106        229
American General Small Cap Value Division 36                   18        56        96        210
American General Socially Responsible Division 41              14        43        74        164
American General Strategic Bond Division 59                    17        53        92        200
Dreyfus Variable Investment Fund --
  Small Cap Division 18                                        19        60       104        225
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56           25        78       134        285
  Evergreen Small Cap Value -- Class A Division 55             28        85       144        306
  Evergreen Value -- Class A Division 57                       21        64       110        238
Founders Growth Division 30                                    22        67       114        246
Neuberger Berman Guardian Trust Division 29                    19        60       104        225
Putnam Global Growth -- Class A Shares Division 28             23        70       119        257
Putnam New Opportunities -- Class A Shares Division 26         21        64       109        236
Putnam OTC & Emerging Growth -- Class A Shares Division 27     21        64       110        238
Scudder Growth and Income Division 21                          18        56        97        211
T. Rowe Price Small-Cap Stock Division 51                      23        72       124        265
Templeton Foreign -- Class A Division 32                       22        68       116        251
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            21        65       112        241
  Templeton International -- Class 1 Division 20               22        68       116        250
Vanguard Long-Term Corporate Division 22                       14        43        74        163
Vanguard Long-Term Treasury Division 23                        13        42        72        159
Vanguard LifeStrategy Conservative Growth Division 54          13        41        71        157
Vanguard LifeStrategy Growth Division 52                       13        41        71        157
Vanguard LifeStrategy Moderate Growth Division 53              13        41        71        157
Vanguard Wellington Division 25                                16        51        88        191
Vanguard Windsor II Division 24                                17        54        93        202

EXAMPLE #2 -- If you surrender Portfolio Director Plus at the end of the period shown:

--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $63      $100      $137       $189
AGSPC Capital Conservation Division 7                          63       100       137        189
AGSPC Government Securities Division 8                         63       100       137        189
AGSPC Growth Division 15                                       65       109       152        221
AGSPC Growth & Income Division 16                              65       108       150        217
AGSPC International Equities Division 11                       61        96       129        174
AGSPC International Government Bond Division 13                63       100       137        190
AGSPC MidCap Index Division 4                                  61        95       127        169
AGSPC Money Market Division 6                                  63       100       137        189
AGSPC Science & Technology Division 17                         67       112       158        233
AGSPC Small Cap Index Division 14                              61        96       129        173
AGSPC Social Awareness Division 12                             63       100       137        189
AGSPC Stock Index Division 10                                  60        93       124        164
American Century Ultra Division 31                             67       115       162        242
American General Balanced Division 42                          63       101       138        192
American General Conservative Growth Lifestyle Division 50     56        79       100        111
American General Core Bond Division 58                         63       100       137        190
American General Domestic Bond Division 43                     63       100       136        188
American General Growth Lifestyle Division 48                  56        79       100        111
American General High Yield Bond Division 60                   65       106       147        211
American General International Growth Division 33              66       110       155        228
American General International Value Division 34               65       107       150        216
American General Large Cap Growth Division 39                  63       102       140        197
American General Large Cap Value Division 40                   63       101       138        191
American General Mid Cap Growth Division 37                    63       100       137        189
American General Mid Cap Value Division 38                     65       108       150        217
American General Moderate Growth Lifestyle Division 49         56        79       100        111
American General Money Market Division 44                      60        93       124        164
American General Small Cap Growth Division 35                  66       111       156        229
American General Small Cap Value Division 36                   65       106       146        210
American General Socially Responsible Division 41              60        93       124        164
American General Strategic Bond Division 59                    64       103       142        200
Dreyfus Variable Investment Fund --
  Small Cap Division 18                                        66       110       154        225
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56           72       127       184        285
  Evergreen Small Cap Value -- Class A Division 55             74       133       194        306
  Evergreen Value -- Class A Division 57                       67       113       160        238
Founders Growth Division 30                                    68       116       164        246
Neuberger Berman Guardian Trust Division 29                    66       110       154        225
Putnam Global Growth -- Class A Shares Division 28             69       119       169        257
Putnam New Opportunities -- Class A Shares Division 26         67       113       159        236
Putnam OTC & Emerging Growth -- Class A Shares Division 27     67       113       160        238
Scudder Growth and Income Division 21                          65       106       147        211
T. Rowe Price Small-Cap Stock Division 51                      70       121       174        265
Templeton Foreign -- Class A Division 32                       68       117       166        251
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            67       114       162        241
  Templeton International -- Class 1 Division 20               68       117       166        250
Vanguard Long-Term Corporate Division 22                       60        93       124        163
Vanguard Long-Term Treasury Division 23                        60        92       122        159
Vanguard LifeStrategy Conservative Growth Division 54          60        91       121        157
Vanguard LifeStrategy Growth Division 52                       60        91       121        157
Vanguard LifeStrategy Moderate Growth Division 53              60        91       121        157
Vanguard Wellington Division 25                                63       101       138        191
Vanguard Windsor II Division 24                                64       103       143        202


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY

--------------------------------------------------------------------------------

Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director Plus offers a choice from among 53 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                        Guaranteed high current                --                     --
OPTIONS             Account Plus                 interest income
                    --------------------------------------------------------------------------------------------------------------
                    Short-Term                   Guaranteed current                     --                     --
                    Fixed Account                interest income
----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC International          Growth through investments tracking    VALIC                  N/A
EQUITY              Equities Fund*               the EAFE Index
                    --------------------------------------------------------------------------------------------------------------
FUNDS


                    AGSPC MidCap                 Growth through investments             VALIC                  Bankers Trust
                    Index Fund*                  tracking the S&P MidCap 400(R) Index                          Company(1)
                    --------------------------------------------------------------------------------------------------------------


                    AGSPC Small Cap              Growth through investments tracking    VALIC                  Bankers Trust
                    Index Fund*                  the Russell 2000(R) Index                                     Company(1)
                    --------------------------------------------------------------------------------------------------------------


                    AGSPC Stock                  Growth through investments tracking    VALIC                  Bankers Trust
                    Index Fund*                  the S&P 500(R) Index                                          Company(1)
----------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth                 Growth through investments             VALIC                  T. Rowe Price
MANAGED             Fund*                        in service sector companies                                   Associates, Inc.
                    --------------------------------------------------------------------------------------------------------------
EQUITY              AGSPC Growth & Income        Growth and income through investments  VALIC                  N/A
FUNDS               Fund*                        in stocks or securities convertible
                                                 into stocks
                    --------------------------------------------------------------------------------------------------------------
                    American Century Ultra       Capital growth through                 American Century       N/A
                    Fund                         investments in common                  Investment Management,
                                                 stock                                  Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term capital appreciation by      VALIC                  Jacobs Asset
                    International Growth         investing in equity securities of                             Management
                    Fund**                       non-U.S. companies, the majority of
                                                 which are expected to be in developed
                                                 markets
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth of capital and future income    VALIC                  Capital Guardian
                    International Value          through investments in securities of                          Trust Company
                    Fund**                       non-U.S. issuers and securities whose
                                                 principal markets are outside of the
                                                 United States
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through a broadly     VALIC                  Goldman Sachs Asset
                    Large Cap Growth             diversified portfolio of equity                               Management
                    Fund**                       securities of large cap U.S. issuers
                    --------------------------------------------------------------------------------------------------------------


                    American General             Total returns exceeding overtime the   VALIC                  State Street Bank &
                    Large Cap Value Fund**       Russell 1000(R) Value Index through                           Trust Company/State
                                                 investments in equity securities                              Street Global
                                                                                                               Advisors
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in medium   VALIC                  Brown Capital
                    Mid Cap Growth Fund**        capitalization equity securities                              Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in equity   VALIC                  Neuberger Berman
                    Mid Cap Value Fund**         securities of medium capitalization                           Management Inc.
                                                 companies
                    --------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through investments   VALIC                  JP Morgan
                    Small Cap Growth             in equity securities of small                                 Investment
                    Fund**                       capitalization growth companies                               Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    American General             Maximum long-term return through       VALIC                  Fiduciary
                    Small Cap Value Fund**       investments in small capitalization                           Management
                                                 companies                                                     Associates, Inc.
                                                                                                               and
                                                                                                               Bankers Trust
                                                                                                               Company(1)
----------------------------------------------------------------------------------------------------------------------------------
*  A series of American General Series Portfolio Company ("AGSPC").
** A series of American General Series Portfolio Company 3 ("AGSPC 3").
(1)  Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998,
     Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust
     Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the
     AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval and the Trustees of AGSPC 3 also approved a new investment sub-advisory agreement with Bankers Trust
     Company, which is not subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the
     Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
                    Dreyfus Variable             Growth through investments in smaller  The Dreyfus            N/A
                    Investment                   companies                              Corporation
                    Fund -- Small
                    Cap Portfolio
                    --------------------------------------------------------------------------------------------------------------
                    Evergreen Growth and         Return composed of capital             Evergreen Asset        N/A
                    Income Fund -- Class         appreciation in value of its shares    Management Corp.
                    A***                         and current income
                    --------------------------------------------------------------------------------------------------------------
                    Evergreen Small Cap          Return consisting of current income    Evergreen Asset        N/A
                    Value Fund -- Class          and capital appreciation in value of   Management Corp.
                    A***                         its shares
                    --------------------------------------------------------------------------------------------------------------
                    Evergreen Value              Long-term capital appreciation with    Capital Management     N/A
                    Fund -- Class A***           current income as secondary objective  Group of First Union
                                                                                        National Bank
                    --------------------------------------------------------------------------------------------------------------
                    Founders                     Long-term growth of capital through    Founders               N/A
                    Growth                       investment in common stocks of well    Asset
                    Fund                         established, high-quality growth       Management LLC
                                                 companies
                    --------------------------------------------------------------------------------------------------------------
                    Neuberger Berman             Capital appreciation, and secondarily  Neuberger Berman       Neuberger
                    Guardian Trust               current income by investing primarily  Management Inc.        Berman, LLC
                                                 in common stocks of large-
                                                 capitalization companies
                    --------------------------------------------------------------------------------------------------------------
                    Putnam Global Growth         Capital appreciation through a         Putnam Investment      N/A
                    Fund -- Class A Shares       globally diversified portfolio of      Management Inc.
                                                 common stocks
                    --------------------------------------------------------------------------------------------------------------
                    Putnam New                   Long-term capital appreciation         Putnam Investment      N/A
                    Opportunities
                    Fund -- Class A Shares       through investment in common stock     Management Inc.
                    --------------------------------------------------------------------------------------------------------------
                    Putnam OTC &                 Capital appreciation through           Putnam Investment      N/A
                    Emerging Growth              investments in common stocks of        Management Inc.
                    Fund -- Class A Shares       small-to-medium companies
                    --------------------------------------------------------------------------------------------------------------
                    Scudder Growth               Long-term growth of capital, current   Scudder Kemper         N/A
                    and Income Fund              income and growth of income            Investments, Inc.
                    --------------------------------------------------------------------------------------------------------------
                    T. Rowe Price                Long-term capital growth through       T. Rowe Price          N/A
                    Small-Cap Stock Fund         investments in securities of small to  Associates, Inc.
                                                 medium-sized companies
                    --------------------------------------------------------------------------------------------------------------
                    Templeton Foreign            Long-term capital growth; invests      Templeton Global       N/A
                    Fund -- Class A              primarily in equity securities of      Advisors Limited
                                                 companies outside the U.S., including
                                                 emerging markets
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                    Long-term capital growth; invests      Templeton Investment   N/A
                    International                primarily in stocks and debt           Counsel, Inc.
                    Fund -- Class 1****          obligations of companies outside the
                                                 U.S., including emerging markets
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard                     Growth and income through              Vanguard               N/A
                    Windsor II Fund              investment in common stock
----------------------------------------------------------------------------------------------------------------------------------
BALANCED            American General             Conservation of principal and          VALIC                  Capital Guardian
FUNDS               Balanced Fund**              long-term growth of capital and                               Trust Company
                                                 income through investments in fixed
                                                 income and equity securities
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Wellington          Income and growth through 30 to 40%    Vanguard               N/A
                    Fund                         investment in high quality corporate
                                                 bonds and 60 to 70% investment in
                                                 common stocks
----------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC Capital                Income and possible growth through     VALIC                  N/A
FUNDS               Conservation Fund*           investments in high quality debt
                                                 securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Government             Income and possible growth through     VALIC                  N/A
                    Securities Fund*             investments in intermediate and
                                                 long-term government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC International          Income and possible growth through     VALIC                  N/A
                    Government                   investments in high quality foreign
                    Bond Fund*                   government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    American General Core        Maximum income through investment in   VALIC                  American General
                    Bond Fund**                  medium to high quality fixed income                           Investment
                                                 securities                                                    Management, L.P.
                    --------------------------------------------------------------------------------------------------------------
                    American General             High income and total return           VALIC                  Capital Guardian
                    Domestic Bond Fund**         consistent with conservation of                               Trust Company
                                                 capital through investments in fixed
                                                 income securities and other income
                                                 producing securities
                    --------------------------------------------------------------------------------------------------------------
                    American General High        High total return and income           VALIC                  American General
                    Yield Bond Fund**            consistent with conservation of                               Investment
                                                 capital through investment in high                            Management, L.P.
                                                 yield fixed income securities
----------------------------------------------------------------------------------------------------------------------------------
*   A series of AGSPC.
**  A series AGSPC 3.
***  A series of Evergreen Equity Trust.
**** A series of Templeton Variable Products Series Fund.

--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
                    American General             High level of total return and income  VALIC                  American General
                    Strategic Bond Fund**        consistent with conservation of                               Investment
                                                 capital through investment in                                 Management, L.P.
                                                 income-producing securities
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term           Income through investment              Vanguard               N/A
                    Corporate Fund               in long-term high quality corporate
                                                 bonds
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term           Income through investment in           Vanguard               N/A
                    Treasury Fund                long-term U.S. Treasury bonds
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &              Growth through investments in stocks   VALIC                  T. Rowe Price
FUNDS               Technology                   of companies which benefit from                               Associates, Inc.
                    Fund*                        development of science and technology
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Social                 Growth through investments in          VALIC                  N/A
                    Awareness                    stocks of companies meeting social
                    Fund*                        criteria of the Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in stocks   VALIC                  N/A
                    Socially Responsible         of companies meeting social criteria
                    Fund**                       of the Fund
----------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money                  Income through investments in          VALIC                  N/A
MARKET              Market                       short-term money market
FUNDS               Fund*                        securities
                    --------------------------------------------------------------------------------------------------------------
                    American General Money       Income through investments in          VALIC                  N/A
                    Market Fund**                short-term money market securities
----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE           American General             Current income and a low to moderate   VALIC                  N/A
FUNDS               Conservative Growth          level of growth through investments
                    Lifestyle Fund**             in American General Series Portfolio
                                                 Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in          VALIC                  N/A
                    Growth                       American General Series Portfolio
                    Lifestyle Fund**             Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth and current income through      VALIC                  N/A
                    Moderate Growth              investments in American General
                    Lifestyle Fund**             Series Portfolio Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        Current income and low-to-moderate     Vanguard               N/A
                    Conservative                 growth of capital
                    Growth Fund
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        Growth of capital                      Vanguard               N/A
                    Growth Fund
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        A reasonable level of income and       Vanguard               N/A
                    Moderate Growth Fund         long-term growth of capital and
                                                 income
----------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset Allocation       Maximum return through investments in  VALIC                  N/A
ALLOCATION          Fund*                        a mix of stocks, bonds and money
FUNDS                                            market securities
                    --------------------------------------------------------------------------------------------------------------
                    Templeton Asset              High level of total return, through a  Templeton Investment   N/A
                    Allocation                   flexible policy of investing in        Counsel, Inc.
                    Fund -- Class 1****          stocks and debt obligations of any
                                                 nation, including emerging markets,
                                                 and money market instruments
----------------------------------------------------------------------------------------------------------------------------------
*   A series of AGSPC.
**  A series AGSPC 3.
**** A series of Templeton Variable Products Series Fund.

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS

There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE

A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company will reimburse to certain Divisions any fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

--------------------------------------------------------------------------------

as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION

Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS

Purchase Payments may be made at any time and in any amount, subject to plan limitations.

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------


                                   AGSPC         AGSPC          AGSPC                        AGSPC           AGSPC
                                   ASSET        CAPITAL      GOVERNMENT       AGSPC         GROWTH &     INTERNATIONAL
                                ALLOCATION    CONSERVATION   SECURITIES       GROWTH         INCOME        EQUITIES
                                DIVISION 5     DIVISION 7    DIVISION 8    DIVISION 15    DIVISION 16     DIVISION 11
                                ----------     ----------    ----------    -----------    -----------     -----------
December 31, 1998
 Purchase Units in Force        60,237,818     28,751,662     53,729,671   494,997,997    129,550,695     101,811,751
 Purchase Unit Value             $3.772519      $2.085846      $2.111727     $2.428587      $2.201234       $1.454644
September 22, 1998
 Purchase Unit Value(1)          $3.401223      $2.048533      $2.098372     $1.923891      $1.772957       $1.205200

                                    AGSPC
                                INTERNATIONAL       AGSPC          AGSPC
                                 GOVERNMENT        MIDCAP          MONEY
                                    BOND            INDEX          MARKET
                                 DIVISION 13    DIVISION 4(2)    DIVISION 6
                                 -----------    -------------    ----------
December 31, 1998
 Purchase Units in Force          97,473,851     169,039,887    147,547,688
 Purchase Unit Value               $1.728006       $5.029093      $1.742617
September 22, 1998
 Purchase Unit Value(1)            $1.653681       $3.941295      $1.723944


------------


(1) Purchase Unit Value At Date Of Inception.



(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.

--------------------------------------------------------------------------------

                                                                                                 AMERICAN
                                                                                                 GENERAL
      AGSPC          AGSPC          AGSPC                          AMERICAN       AMERICAN     CONSERVATIVE     AMERICAN
    SCIENCE &      SMALL CAP        SOCIAL          AGSPC          CENTURY        GENERAL         GROWTH        GENERAL
    TECHNOLOGY       INDEX        AWARENESS      STOCK INDEX        ULTRA         BALANCED      LIFESTYLE      CORE BOND
   DIVISION 17    DIVISION 14    DIVISION 12    DIVISION 10(3)   DIVISION 31    DIVISION 42    DIVISION 50    DIVISION 58
   -----------    -----------    -----------    --------------   -----------    -----------    -----------    -----------
   418,601,069    107,321,015    114,382,494      691,680,049    209,221,513             --             --             --
     $3.216190      $2.100506      $3.762308        $4.772052      $1.685503      $1.170132      $1.162045      $1.029153
   $3.97842959    $1.06279077     $8.1577104      $6.15053124     $9.7745282      $1.021413      $1.025412      $1.012421


                   AMERICAN       AMERICAN
      AGSPC        GENERAL        GENERAL
    SCIENCE &      DOMESTIC        GROWTH
    TECHNOLOGY       BOND        LIFESTYLE
   DIVISION 17   DIVISION 43    DIVISION 48
   -----------   -----------    -----------
   418,601,069            --             --
     $3.216190     $1.044434      $1.192541
   $3.97842959     $1.017417      $1.014416


------------


(3) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------


                                                         AMERICAN        AMERICAN
                                          AMERICAN        GENERAL         GENERAL        AMERICAN        AMERICAN        AMERICAN
                                        GENERAL HIGH   INTERNATIONAL   INTERNATIONAL   GENERAL LARGE   GENERAL LARGE   GENERAL MID
                                         YIELD BOND       GROWTH           VALUE        CAP GROWTH       CAP VALUE      CAP GROWTH
                                        DIVISION 60     DIVISION 33     DIVISION 34     DIVISION 39     DIVISION 40    DIVISION 37
                                        -----------     -----------     -----------     -----------     -----------    -----------
December 31, 1998
 Purchase Units in Force                         --              --              --              --              --             --
 Purchase Unit Value                      $1.053096       $1.051722       $1.149900       $1.240768       $1.246581      $1.347693
September 22, 1998 --
 Purchase Unit Value(1)                   $1.000425       $0.941455       $0.945454       $1.011419       $1.070388      $1.069389


                                         AMERICAN
                                       GENERAL MID
                                        CAP VALUE
                                       DIVISION 38
                                       -----------
December 31, 1998
 Purchase Units in Force                        --
 Purchase Unit Value                     $1.254723
September 22, 1998 --
 Purchase Unit Value(1)                  $1.049399


------------


(1) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------

                                                                                                DREYFUS
                                                                                                VARIABLE
    AMERICAN                                                                                   INVESTMENT
     GENERAL       AMERICAN                                       AMERICAN       AMERICAN         FUND
    MODERATE       GENERAL        AMERICAN        AMERICAN        GENERAL        GENERAL      ------------
     GROWTH         MONEY       GENERAL SMALL   GENERAL SMALL     SOCIALLY      STRATEGIC      SMALL CAP
    LIFESTYLE       MARKET       CAP GROWTH       CAP VALUE     RESPONSIBLE        BOND        PORTFOLIO
   DIVISION 49   DIVISION 44     DIVISION 35     DIVISION 36    DIVISION 41    DIVISION 59    DIVISION 18
   -----------   -----------     -----------     -----------    -----------    -----------    -----------
           --             --              --              --             --             --    474,215,229
    $1.185441      $1.013309       $1.349354       $1.165259      $1.277759      $1.049867      $1.690786
    $1.025411      $1.002329       $1.075387       $1.035409      $1.065392      $1.011421      $1.412670


                             EVERGREEN EQUITY TRUST
    AMERICAN    ------------------------------------------------
     GENERAL
    MODERATE      EVERGREEN        EVERGREEN
     GROWTH       GROWTH AND         SMALL          EVERGREEN
    LIFESTYLE       INCOME         CAP VALUE          VALUE
   DIVISION 49  DIVISION 56(4)   DIVISION 55(4)   DIVISION 57(4)
   -----------  --------------   --------------   --------------
           --              --               --               --
    $1.185441              --               --               --
    $1.025411              --               --               --


------------


(4) No Selected Purchase Unit Data available at this time.


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------

                                                                                                    PUTNAM
                                                    NEUBERGER      PUTNAM                            OTC &        SCUDDER
                                                     BERMAN        GLOBAL         PUTNAM NEW       EMERGING       GROWTH
                                      FOUNDERS      GUARDIAN      GROWTH --    OPPORTUNITIES --    GROWTH --        AND
                                       GROWTH         TRUST        CLASS A         CLASS A          CLASS A       INCOME
                                     DIVISION 30   DIVISION 29   DIVISION 28     DIVISION 26      DIVISION 27   DIVISION 21
                                     -----------   -----------   -----------   ----------------   -----------   -----------
December 31, 1998
 Purchase Units in Force             250,777,959   45,261,146    101,468,260     280,523,297      129,463,792   159,815,811
 Purchase Unit Value                  $1.595913     $1.324970     $1.512865        $1.415175       $1.072660     $1.507724
September 22, 1998
 Purchase Unit Value(1)               $1.337963     $1.109162     $1.237343        $1.109266       $0.839928     $1.348500


                                     T. ROWE PRICE    TEMPLETON
                                       SMALL-CAP      FOREIGN --
                                         STOCK         CLASS A
                                      DIVISION 51    DIVISION 32
                                     -------------   ------------
December 31, 1998
 Purchase Units in Force                      122    198,626,024
 Purchase Unit Value                    $1.141049      $1.069704
September 22, 1998
 Purchase Unit Value(1)                 $1.007776      $0.923717


------------


(1) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------

     TEMPLETON VARIABLE PRODUCTS
             SERIES FUND
   --------------------------------
     TEMPLETON                          VANGUARD                                                  VANGUARD
       ASSET          TEMPLETON       LIFESTRATEGY    VANGUARD      VANGUARD       VANGUARD     LIFESTRATEGY
   ALLOCATION --   INTERNATIONAL --   CONSERVATIVE    LONG-TERM     LONG-TERM    LIFESTRATEGY     MODERATE
      CLASS 1          CLASS 1           GROWTH       CORPORATE     TREASURY        GROWTH         GROWTH
    DIVISION 19      DIVISION 20      DIVISION 54    DIVISION 22   DIVISION 23   DIVISION 52    DIVISION 53
   -------------   ----------------   -----------    -----------   -----------   -----------    -----------
    190,963,707      452,419,089               --    44,122,646    86,673,300             --             --
      $1.695764        $1.700398        $1.084026     $1.271278     $1.318263      $1.168111      $1.125919
      $1.403278        $1.467274        $1.006776     $1.253982     $1.310099      $1.006276      $1.002175





      VANGUARD       VANGUARD
     WELLINGTON      WINDSOR II
    DIVISION 25      DIVISION 24
    -----------     ------------
    253,840,498     372,737,595
      $1.482836       $1.683226
      $1.380127       $1.475161



------------


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty-three Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

All inquiries regarding
PORTFOLIO DIRECTOR PLUS
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information
 18

--------------------------------------------------------------------------------

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.


DISTRIBUTION OF THE CONTRACTS



A.G. Distributors, Inc. ("A.G. Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.



A.G. Distributors -- our

address is 2929 Allen Parkway,
Houston, Texas 77019.


For more information

about A.G. DISTRIBUTORS,
see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director Plus enables you to participate in Divisions that represent fifty-three Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all fifty-three Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director Plus and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 13 funds, for which VALIC serves as investment adviser, for 3 of such funds, Bankers Trust Company serves as sub-adviser and for 2 of such funds, T. Rowe Price Associates, Inc. serves as sub-adviser.


- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser and, for 13 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Bankers Trust Company, Brown Capital Management, Inc., Capital Guardian Trust Company, Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, J.P. Morgan Investment Management Inc., Jacobs Asset Management, Neuberger Berman Management Inc. and State Street Bank & Trust Company/State Street Global Advisors.

- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.

- Evergreen Equity Trust -- offers 3 funds for which either Evergreen Asset Management Corp. or the Capital Management Group of First Union National Bank serve as investment adviser.

- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.

- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- Templeton Variable Products Series Fund -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twenty-two of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

Each of these Funds (except for AGSPC's International Government Bond Fund, the American General Lifestyle Funds and the Vanguard LifeStrategy Portfolios, each of which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for certain Divisions for a 1, 3, 5 and 10 year period, if available. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception. We will show the Standard Average Annual Total Return for Divisions 51-57, which recently commenced operations when it becomes


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

--------------------------------------------------------------------------------


available. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for certain Funds (Divisions 18-20) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994. The returns shown in the tables for certain Funds (Divisions 21-32) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. The returns shown in the tables for certain Funds (Divisions 51-54) reflect actual historical performance of the related Separate Account Division since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998. The returns shown in the tables for certain Funds (Divisions 55-57) reflect actual historical performance of the related Funds since inception of each Fund. Since the AGSPC 3 Funds recently commenced operations no actual performance exists. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.


The Standard Average Annual Total Return figures show the average percentage change in the value of an investment in a Division from the beginning to the end of the historical periods shown below. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown.

For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

AGSPC ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,581
        12/31/90             11,189
        12/31/91             13,442
        12/31/92             13,212
        12/31/93             14,294
        12/31/94             13,967
        12/31/95             17,255
        12/31/96             18,979
        12/31/97             23,040
        12/31/98             26,999


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC CAPITAL CONSERVATION FUND**
(Division 7)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/29/89             11,063
        12/31/90             10,922
        12/31/91             12,669
        12/31/92             13,626
        12/31/93             15,108
        12/30/94             14,044
        12/29/95             16,795
        12/31/96             16,920
        12/31/97             18,187
        12/31/98             19,333


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund. The Standard Average Annual Total Return for the AGSPC Asset Allocation Fund Division 5 for the 1, 3, 5 and 10 year period was 12.12%, 14.78%, 12.89% and 10.38%, respectively. The Division commenced operations on September 6, 1983.



** The Standard Average Annual Total Return for the AGSPC Capital Conservation
   Fund Division 7 for the 1, 3, 5 and 10 year period was 1.46%, 3.20%, 4.16% and 6.75%, respectively. The Division commenced operations on January 16, 1986.

AGSPC GOVERNMENT SECURITIES FUND*
(Division 8)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,103
        12/31/90             11,648
        12/31/91             13,231
        12/31/92             14,044
        12/31/93             15,406
        12/31/94             14,567
        12/31/95             16,943
        12/31/96             17,095
        12/31/97             18,433
        12/31/98             19,883


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC GROWTH FUND**
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,018
        12/31/95             14,667
        12/31/96             17,333
        12/31/97             20,765
        12/31/98             24,286


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the AGSPC Government Securities Fund Division 8 for the 1, 3, 5 and 10 year period was 2.95%, 3.90%, 4.35% and 7.05%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Growth Fund Division
   15 for the 1 and 3 year period and since inception was 11.89%, 17.04% and 20.32%, respectively. The Division commenced operations on April 29, 1994.

AGSPC GROWTH & INCOME FUND*
(Division 16)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94              9,932
        12/31/95             12,966
        12/31/96             15,831
        12/31/97             19,409
        12/31/98             22,012


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC INTERNATIONAL
EQUITIES FUND**
(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,284
        12/31/90              8,134
        12/31/91              8,953
        12/31/92              7,671
        12/31/93              9,864
        12/31/94             10,545
        12/31/95             11,565
        12/31/96             12,229
        12/31/97             12,373
        12/31/98             14,546


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the AGSPC Growth & Income Fund Division 16 for the 1 and 3 year period and since inception was 8.35%, 18.04% and 17.76%, respectively. The Division commenced operations on April 29, 1994.



** The Standard Average Annual Total Return for the AGSPC International Equities
   Fund Division 11 for the 1, 3 and 5 year period and since inception was 12.50%, 6.44%, 7.27% and 4.08%, respectively. The Division commenced operations on October 2, 1989.

AGSPC INTERNATIONAL
GOVERNMENT BOND FUND*
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,905
        12/31/92             11,128
        12/31/93             12,583
        12/31/94             13,014
        12/31/95             15,308
        12/31/96             15,822
        12/31/97             14,906
        12/31/98             17,280


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991
                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC MIDCAP INDEX FUND**


(Division 4)


---------------------------------------------------------------


INVESTMENT OBJECTIVE



Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index***.



Annual Value of $10,000
Stipulated Payment made
    October 1, 1991       $ Value
-----------------------   -------
       10/01/91           $10,000
       12/31/91            11,163
       12/31/92            12,143
       12/31/93            13,574
       12/31/94            12,936
       12/31/95            16,718
       12/31/96            19,661
       12/31/97            25,648
       12/31/98            30,214



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



  * The Standard Average Annual Total Return for the AGSPC International Government Bond Fund Division 13 for the 1, 3 and 5 year period and since inception was 10.86%, 2.50%, 5.70% and 7.78%, respectively. The Division commenced operations on October 1, 1991.


 ** The Standard Average Annual Total Return for the AGSPC MidCap Index Fund
    Division 4 for the 1, 3, and 5 year period and since inception was 12.74%, 20.61%, 16.76% and 16.41%, respectively. On October 1, 1991, the Fund underlying the AGSPC MidCap Index Fund Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


*** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). AGSPC MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AGSPC MONEY MARKET FUND*
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,792
        12/31/90             11,530
        12/31/91             12,048
        12/31/92             12,316
        12/31/93             12,521
        12/31/94             12,867
        12/31/95             13,447
        12/31/96             13,982
        12/31/97             14,559
        12/31/98             15,160


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC SCIENCE &
TECHNOLOGY FUND**
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,477
        12/31/95             19,972
        12/31/96             22,505
        12/31/97             22,857
        12/31/98             32,162


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.62%), 2.45%, 2.97% and 4.19%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Science & Technology
   Fund Division 17 for the 1 and 3 year period and since inception was 35.63%, 15.92% and 27.92%, respectively. The Division commenced operations on April 29, 1994.

AGSPC SMALL CAP INDEX FUND*
(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.**


Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92             11,128
        12/31/93             12,772
        12/31/94             12,223
        12/31/95             15,449
        12/31/96             17,854
        12/31/97             21,636
        12/31/98             21,005


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
SOCIAL AWARENESS FUND***
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,100
        12/31/90              9,877
        12/31/91             12,506
        12/31/92             12,795
        12/31/93             13,670
        12/31/94             13,339
        12/31/95             18,351
        12/31/96             22,527
        12/31/97             29,853
        12/31/98             37,623


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]


                            PERIOD ENDED DECEMBER 31



  * The Standard Average Annual Total Return for the AGSPC Small Cap Index Fund Division 14 for the 1, 3 and 5 year period and since inception was (7.34)%, 9.35%, 9.72% and 11.71%, respectively. The Division commenced operations on May 1, 1992.


 ** The Russell(R) Index is a trademark/servicemark of the Frank Russell Trust
    Company. Russell(TM) is a trademark of the Frank Russell Company.


*** The Standard Average Annual Total Return for the AGSPC Social Awareness Fund
    Division 12 for the 1, 3 and 5 year period and since inception period was 20.96%, 25.92%, 21.93% and 15.34%, respectively. The Division commenced operations on October 2, 1989.

AGSPC STOCK
INDEX FUND*
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)**.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,788
        12/31/90             12,171
        12/31/91             15,543
        12/31/92             16,411
        12/31/93             17,853
        12/31/94             17,799
        12/31/95             24,197
        12/31/96             29,406
        12/31/97             38,748
        12/31/98             49,264


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


AMERICAN CENTURY

ULTRA FUND***
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             13,550
        12/31/90             14,663
        12/31/91             27,052
        12/31/92             27,107
        12/31/93             32,674
        12/31/94             31,162
        12/31/95             42,454
        12/31/96             47,731
        12/31/97             58,109
        12/31/98             77,368


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31



  * The Standard Average Annual Total Return for the AGSPC Stock Index Fund Division 10 for the 1, 3, 5 and 10 year period was 22.07%, 25.62%, 21.99% and 17.23%, respectively. The Division commenced operations on April 20, 1987.


 ** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.


*** The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Standard Average Annual Total Return for the American Century Ultra Fund Division 31 for the 1 year and since inception was 28.07% and 21.68%, respectively. The Division commenced operations on July 1, 1996.

AMERICAN GENERAL
BALANCED FUND
(Division 42)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

AMERICAN GENERAL CONSERVATIVE

GROWTH LIFESTYLE FUND

(Division 50)*


---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks current income and low to moderate growth of capital through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 5% to 15% of its assets to international equity securities, 5% to 15% to small capitalization equity securities, 5% to 15% to medium capitalization equity securities, 25% to 35% to large capitalization equity securities and 30% to 50% to bonds.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL CORE
BOND FUND*
(Division 58)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

AMERICAN GENERAL DOMESTIC


BOND FUND*

(Division 43)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks the highest possible total return consistent with conservation of capital through investment primarily in investment grade fixed income securities and other income producing securities.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL GROWTH
LIFESTYLE FUND*
(Division 48)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 25% to 35% of its assets to international equity securities, 15% to 25% to small capitalization equity securities, 10% to 20% to medium capitalization equity securities, 25% to 35% to large capitalization equity securities and 5% to 15% to bonds.

AMERICAN GENERAL HIGH


YIELD BOND FUND*

(Division 60)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND*
(Division 33)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

AMERICAN GENERAL INTERNATIONAL


VALUE FUND*

(Division 34)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL LARGE CAP
GROWTH FUND*
(Division 39)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

AMERICAN GENERAL LARGE CAP


VALUE FUND*

(Division 40)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to provide total returns that exceed over time the Russell 1000(R) Value Index through investments in equity securities.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL MID CAP
GROWTH FUND*
(Division 37)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective.

AMERICAN GENERAL MID CAP


VALUE FUND*

(Division 38)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL MODERATE
GROWTH LIFESTYLE FUND*
(Division 49)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 10% to 20% of its assets to international equity securities, 10% to 20% to small capitalization equity securities, 10% to 20% to medium capitalization equity securities, 25% to 30% to large capitalization equity securities and 20% to 30% to bonds.

AMERICAN GENERAL MONEY


MARKET FUND*

(Division 44)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL SMALL CAP
GROWTH FUND*
(Division 35)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.

AMERICAN GENERAL SMALL CAP


VALUE FUND*

(Division 36)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks maximum long-term return, consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL SOCIALLY
RESPONSIBLE FUND*
(Division 41)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.


AMERICAN GENERAL STRATEGIC


BOND FUND*

(Division 59)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.





* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

DREYFUS VARIABLE INVESTMENT
FUND --
SMALL CAP PORTFOLIO*
(Division 18)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to maximize capital appreciation and invests principally in common stocks. This Fund will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-size companies which are believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   --------
        08/31/90            $ 10,000
        12/31/90              10,168
        12/31/91              26,105
        12/31/92              44,181
        12/31/93              73,477
        12/31/94              78,125
        12/31/95              99,825
        12/31/96             114,938
        12/31/97             132,607
        12/31/98             126,628


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


EVERGREEN GROWTH AND
INCOME FUND**
Class A
(Division 56)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to achieve a return composed of capital appreciation and current income. The Fund invests in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings or potential earnings growth.



Annual Value of a $10,000
 Stipulated Payment made
     January 3, 1995        $ Value
-------------------------   --------
        01/03/95            $ 10,000
        12/31/95              13,142
        12/31/96              16,074
        12/31/97              20,842
        12/31/98              21,655



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 3, 1995

                                    [CHART]

                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Dreyfus Variable Investment Fund-Small Cap Portfolio Division 18 for the 1 and 3 year period and since inception was (8.86)%, 6.75% and 11.65%, respectively. The Division commenced operations on July 11, 1994.



** The Division commenced operations on January 4, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

EVERGREEN SMALL CAP

VALUE FUND*

Class A
(Division 55)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to achieve a return consisting of current income and capital appreciation. The Fund invests in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities (including convertible debt securities) of companies that, at the time of purchase, have "total market capitalization" of less than $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that at the time of purchase have a total market capitalization of $1 billion or more.


Annual Value of a $10,000
 Stipulated Payment made
     January 3, 1995        $ Value
-------------------------   -------
        01/03/95            $10,000
        12/31/95             12,764
        12/31/96             15,422
        12/31/97             20,367
        12/31/98             18,237



                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 3, 1995
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


EVERGREEN VALUE FUND**

Class A
(Division 57)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation with current income as a secondary objective. Normally, at least 75% of the Fund's assets will be invested in equity securities of U.S. companies with prospects for earnings growth and dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,566
        12/31/90             12,014
        12/31/91             14,886
        12/31/92             15,907
        12/31/93             17,218
        12/31/94             17,367
        12/31/95             22,671
        12/31/96             26,698
        12/31/97             33,244
        12/31/98             36,049



                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Division commenced operations on January 4, 1999. Accordingly, the Standard Average Annual Total Return for the Division will be shown when it becomes available.



** The Division commenced operations on January 4, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

FOUNDERS GROWTH FUND*
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. The Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             14,034
        12/31/90             12,424
        12/31/91             18,131
        12/31/92             18,714
        12/31/93             23,263
        12/31/94             22,264
        12/31/95             32,098
        12/31/96             37,025
        12/31/97             46,376
        12/31/98             57,395


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31



* The Standard Average Annual Total Return for the Founders Growth Fund Division 30 for the 1 year period and since inception was 18.69% and 18.97%, respectively. The Division commenced operations on July 1, 1996.

NEUBERGER BERMAN
GUARDIAN TRUST*
(Division 29)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of large-capitalization companies.



Annual Value of a $10,000
 Stipulated Payment made
     August 3, 1993         $ Value
-------------------------   -------
        08/03/93            $10,000
        12/31/93             10,692
        12/31/94             10,748
        12/31/95             14,047
        12/31/96             16,370
        12/31/97             19,097
        12/31/98             19,353


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 3, 1993
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

PUTNAM GLOBAL GROWTH FUND**
Class A Shares
(Division 28)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,333
        12/31/90             11,088
        12/31/91             12,952
        12/31/92             12,855
        12/31/93             16,783
        12/31/94             16,476
        12/31/95             18,731
        12/31/96             21,609
        12/31/97             24,246
        12/31/98             30,909


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31



 * The Neuberger Berman Guardian Trust was formerly known as Neuberger&Berman Guardian Trust. The Standard Average Annual Total Return for the Neuberger Berman Guardian Trust Division 29 for the 1 year period and since inception was (3.27)% and 10.14% , respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam Global Growth
   Fund -- Class A Division 28 for the 1 year period and since inception was 22.41% and 16.37%, respectively. The Division commenced operations on July 1, 1996.

PUTNAM NEW OPPORTUNITIES
FUND*
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,041
        12/31/91             18,317
        12/31/92             22,780
        12/31/93             29,932
        12/31/94             30,620
        12/31/95             44,354
        12/31/96             48,656
        12/31/97             59,023
        12/31/98             72,667


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

PUTNAM OTC & EMERGING
GROWTH FUND**
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,770
        12/31/90             11,401
        12/31/91             15,899
        12/31/92             17,739
        12/31/93             23,196
        12/31/94             23,483
        12/31/95             36,262
        12/31/96             37,540
        12/31/97             40,949
        12/31/98             44,993


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Putnam New Opportunities Fund -- Class A Division 26 for the 1 year period and since inception was 18.05% and 13.19%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam OTC & Emerging Growth
   Fund -- Class A Division 27 for the 1 year period and since inception was 4.87% and 0.91%, respectively. The Division commenced operations on July 1, 1996.

SCUDDER GROWTH AND
INCOME FUND*
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,480
        12/31/90             12,040
        12/31/91             15,241
        12/31/92             16,491
        12/31/93             18,828
        12/31/94             19,079
        12/31/95             24,719
        12/31/96             29,818
        12/31/97             38,404
        12/31/98             40,322


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


T. ROWE PRICE SMALL-CAP STOCK FUND**
(Division 51)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investments in securities of small to medium-sized companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,768
        12/31/90              9,241
        12/31/91             12,654
        12/31/92             14,238
        12/31/93             16,652
        12/31/94             16,461
        12/31/95             21,767
        12/31/96             26,028
        12/31/97             33,122
        12/31/98             31,551



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Scudder Growth and Income Fund Division 21 for the 1 year period and since inception was 0.21% and 16.20%, respectively. The Division commenced operations on July 1, 1996.



** The Division commenced operations on September 22, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

TEMPLETON ASSET
ALLOCATION FUND*
Class 1 Shares
(Division 19)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks a high level of total return. The Fund tries to achieve its investment goal through a flexible policy of investing in the following market segments: stocks and debt securities of any nation, including emerging markets, and money market instruments.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,186
        12/31/90             10,164
        12/31/91             12,821
        12/31/92             13,685
        12/31/93             17,050
        12/31/94             16,328
        12/31/95             19,759
        12/31/96             23,197
        12/31/97             26,461
        12/31/98             27,803


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

TEMPLETON FOREIGN FUND**

Class A Shares

(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. The Fund tries to achieve its investment goal by a flexible policy of investing primarily in the equity securities of companies outside the United States, including emerging markets.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,924
        12/31/90             12,413
        12/31/91             14,537
        12/31/92             14,407
        12/31/93             19,517
        12/31/94             19,393
        12/31/95             21,346
        12/31/96             24,920
        12/31/97             26,307
        12/31/98             24,777


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]

                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Templeton Asset Allocation Fund -- Class 1 Division 19 for the 1 and 3 year period and since inception was 0.29%, 10.65% and 11.73%, respectively. The Division commenced operations on July 11, 1994.



** The Templeton Foreign Fund -- Class A Shares was formerly known as the
   Templeton Foreign Fund -- Class 1 Shares. The Standard Average Annual Total Return for the Templeton Foreign Fund -- Class A Division 32 for the 1 year period and since inception was (10.11)% and 0.80%, respectively. The Division commenced operations on July 1, 1996. On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

TEMPLETON INTERNATIONAL FUND*
Class 1 Shares
(Division 20)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to achieve long-term capital growth. The Fund invests primarily in stocks and debt obligations of companies outside the United States, including emerging markets. Any income realized will be incidental.





Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92             10,000
        12/31/92              9,311
        12/31/93             13,549
        12/31/94             13,077
        12/31/95             14,952
        12/31/96             18,317
        12/31/97             20,613
        12/31/98             22,251



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992

[CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD LONG-TERM
CORPORATE FUND**
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide investors with a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests in a diversified portfolio of investment grade corporate and Government bonds. Under normal circumstances, at least 65% of the Fund's assets are invested in straight debt corporate bonds rated a minimum of Baa3 by Moody's Investor Service Inc. or BBB-by Standard and Poor's Ratings Group at the time of purchase. Additionally, at least 80% of the Fund's assets will normally be invested in a combination of investment grade corporate bonds and securities of the U.S. Government and its agencies and instrumentalities. The dollar weighted average maturity of the Fund is expected to range from 15 to 25 years.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,376
        12/31/90             11,933
        12/31/91             14,251
        12/31/92             15,451
        12/31/93             17,472
        12/31/94             16,344
        12/31/95             20,404
        12/31/96             20,256
        12/31/97             22,752
        12/31/98             24,582



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]

                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Templeton International
   Fund -- Class 1 Division 20 for the 1 and 3 year period and since inception was 3.04%, 12.81% and 11.80%, respectively. The Division commenced operations on July 11, 1994.



** The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard
   Fixed Income Securities Fund -- Long-Term Corporate Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Corporate Fund Division 22 for the 1 year period and since inception was 3.12% and 8.26%, respectively. The Division commenced operations on July 1, 1996.

VANGUARD LONG-TERM
TREASURY FUND*
(Division 23)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests at least 85% of its assets in long-term securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund's assets will be invested in U.S. Treasury bills, notes and bonds. The dollar weighted average maturity of the Fund is expected to range from 15 to 30 years.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,649
        12/31/90             12,170
        12/31/91             14,116
        12/31/92             14,974
        12/31/93             17,272
        12/31/94             15,859
        12/31/95             20,380
        12/31/96             19,753
        12/31/97             22,211
        12/31/98             24,835


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

VANGUARD LIFESTRATEGY
CONSERVATIVE GROWTH FUND**
(Division 54)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Conservative Growth Fund allocates 25%-50% of its assets to stocks, 50%-75% of its assets to bonds, and 10%-25% of its assets to cash reserves.


Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,979
        12/31/95             12,258
        12/31/96             13,361
        12/31/97             15,416
        12/31/98             17,628



                    VALUE AT MONTHLY INTERVALS OF A $10,000

                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31



 * The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund-Long-Term U.S. Treasury Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Treasury Fund Division 23 for the 1 year period and since inception was 6.76% and 9.91%, respectively. The Division commenced operations on July 1, 1996.



** The Division commenced operations on September 22, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

VANGUARD LIFESTRATEGY
GROWTH FUND*
(Division 52)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Growth Fund allocates 65%-90% of its assets to stocks, 10%-35% of its assets to bonds, and 0%-25% of its assets to cash reserves.


Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,959
        12/31/95             12,715
        12/31/96             14,495
        12/31/97             17,507
        12/31/98             20,969



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD LIFESTRATEGY
MODERATE GROWTH FUND*
(Division 53)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Moderate Growth Fund allocates 45%-70% of its assets to stocks, 30%-55% of its assets to bonds, and 0%-25% of its assets to cash reserves.


Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,899
        12/31/95             12,512
        12/31/96             13,929
        12/31/97             16,480
        12/31/98             19,353



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Division commenced operations on September 22, 1999. Accordingly, the Standard Average Annual Total Return for the Division will be shown when it becomes available.

VANGUARD WELLINGTON FUND*
(Division 25)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to conserve capital and provide moderate long-term growth and moderate income. The Fund invests approximately 60% to 70% of its assets in dividend-paying stocks of established, large- and medium-sized companies that, in the adviser's opinion, are undervalued but whose prospects are improving. The remaining 30% to 40% of assets are invested primarily in high-quality, longer-term corporate bonds with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,011
        12/31/90             11,530
        12/31/91             14,082
        12/31/92             15,009
        12/31/93             16,828
        12/31/94             16,540
        12/31/95             21,716
        12/31/96             24,906
        12/31/97             30,299
        12/31/98             33,526


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD WINDSOR II FUND**
(Division 24)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital by investing mainly in the equity securities of large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued and out of favor with investors. The Fund's secondary objective is to provide some dividend income.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,625
        12/31/90             11,225
        12/31/91             14,268
        12/31/92             15,781
        12/31/93             17,707
        12/31/94             17,285
        12/31/95             23,703
        12/31/96             29,051
        12/31/97             37,970
        12/31/98             43,627


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]


                            PERIOD ENDED DECEMBER 31



 * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund. The Standard Average Annual Total Return for the Vanguard Wellington Fund Division 25 for the 1 year period and since inception was 5.61% and 15.41%, respectively. The Division commenced operations on July 1, 1996.



** The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II
   Fund. The Standard Average Annual Total Return for Vanguard Windsor II Fund Division 24 for the 1 year period and since inception was 9.84% and 21.61%, respectively. The Division commenced operations on July 1, 1996.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division option chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.


PURCHASE PAYMENTS -- an

amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 55 investment options offered in Portfolio Director Plus. This includes 2 Fixed Account Options and 53 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Summary" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.


Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than 30 Variable Account Options, and in some cases less than 30, depending on your employer's plan and the type of annuity contract selected. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.


If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.


PURCHASE UNIT -- a measuring unit used to calculate our Account Value during the Purchase Period. The value of a Purchase Unit will vary with the investment experience of the Separate Account Division you have selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year

                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500

Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None

Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout

Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director Plus, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.75% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:


  - From your existing Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).


PAYOUT DATE
The Payout Date is the dates elected by you on which your payout (annuity) payments will start. The dates elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.


ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or the plan.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic

--------------------------------------------------------------------------------

withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW.
There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director Plus to other contract forms are not permitted.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director Plus, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.

COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

  - Portfolio Director Plus has 22 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio

--------------------------------------------------------------------------------

Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted. For Divisions 51-57, which recently commenced operations, only Nonstandard Average Annual Total Returns are shown. Accordingly, the Standard Average Annual Total Return for each of these Divisions will be shown when it becomes available.


CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE


Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:



  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;



  - The difference is divided by the Purchase Unit Value at the start of the period or year.


Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1998 was 3.64% and 3.90%, respectively.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1998 was 3.71% and 3.97%, respectively.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eight tables below.


The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                           DIVISION
                                                           INCEPTION      SINCE
                  FUND AND DIVISION****                      DATE       INCEPTION    10 YEARS    5 YEARS    3 YEARS    1 YEAR
                  ---------------------                    ---------    ---------    --------    -------    -------    ------
AGSPC Asset Allocation (Division 5)(1)...................  09/06/83          --       10.38%      12.89%     14.78%     12.12%
AGSPC Capital Conservation (Division 7)..................  01/16/86          --        6.75        4.16       3.20       1.46
AGSPC Government Securities (Division 8).................  01/16/86          --        7.05        4.35       3.90       2.95
AGSPC Growth (Division 15)...............................  04/29/94       20.32%         --          --      17.04      11.89
AGSPC Growth & Income (Division 16)......................  04/29/94       17.76          --          --      18.04       8.35
AGSPC International Equities (Division 11)...............  10/02/89        4.08          --        7.27       6.44      12.50
AGSPC International Government Bond (Division 13)........  10/01/91        7.78          --        5.70       2.50      10.86
AGSPC MidCap Index (Division 4)***.......................  10/01/91***    16.41          --       16.76      20.61      12.74
AGSPC Money Market (Division 6)..........................  01/16/86          --        4.19        2.97       2.45      (0.62)
AGSPC Science & Technology (Division 17).................  04/29/94       27.92          --          --      15.92      35.63
AGSPC Small Cap Index (Division 14)......................  05/01/92       11.71          --        9.72       9.35      (7.34)
AGSPC Social Awareness (Division 12).....................  10/02/89       15.34          --       21.93      25.92      20.96
AGSPC Stock Index (Division 10)..........................  04/20/87          --       17.23       21.99      25.62      22.07
American Century Ultra (Division 31).....................  07/01/96       21.68          --          --         --      28.07
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18)..........................................  07/11/94       11.65          --          --       6.75      (8.86)
Founders Growth (Division 30)............................  07/01/96       18.97          --          --         --      18.69
Neuberger Berman Guardian Trust (Division 29)............  07/01/96       10.14          --          --         --      (3.27)
Putnam Global Growth -- Class A (Division 28)............  07/01/96       16.37          --          --         --      22.41
Putnam New Opportunities -- Class A (Division 26)........  07/01/96       13.19          --          --         --      18.05
Putnam OTC & Emerging Growth -- Class A (Division 27)....  07/01/96        0.91          --          --         --       4.87
Scudder Growth and Income (Division 21)(2)...............  07/01/96       16.20          --          --         --       0.21
Templeton Foreign -- Class A (Division 32)...............  07/01/96        0.80          --          --         --     (10.11)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19)....  07/11/94       11.73          --          --      10.65       0.29
  Templeton International -- Class 1 (Division 20).......  07/11/94       11.80          --          --      12.81       3.04
Vanguard Long-Term Corporate (Division 22)**.............  07/01/96        8.26          --          --         --       3.12
Vanguard Long-Term Treasury (Division 23)**..............  07/01/96        9.91          --          --         --       6.76
Vanguard Wellington (Division 25)........................  07/01/96       15.41          --          --         --       5.61
Vanguard Windsor II (Division 24)........................  07/01/96       21.61          --          --         --       9.84


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.


  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC 3 Funds recently commenced operations no actual performance exists. The Standard Average Annual Total Return for the Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value
     Fund -- Class A Division 55 the Evergreen Value Fund -- Class A Division 57, the T. Rowe Price Small Cap Stock Fund Division 51, the Vanguard LifeStrategy Conservative Growth Fund Division 54, the Vanguard LifeStrategy Growth Fund Division 52 and the Vanguard LifeStrategy Moderate Growth Fund Division 53 will be shown when it becomes available.



 (1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



 (2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                          FUND
                                                        INCEPTION      SINCE
                  FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  -----------------                     ---------    ---------    --------    -------     -------      ------
American Century Ultra (Division 31)..................  11/02/81            --       22.65%      18.24%      20.95%      28.07%
Dreyfus Variable Investment Fund --Small Cap Portfolio
  (Division 18).......................................  08/31/90         35.59%         --       10.78        6.75      (8.86)
Evergreen Growth and Income -- Class A (Division
  56).................................................  01/03/95         20.59          --          --       16.84      (0.83)
Evergreen Small Cap Value -- Class A (Division
  55)(1)..............................................  01/03/95         15.38          --          --       11.24     (14.53)
Evergreen Value -- Class A (Division 57)..............  04/12/85            --       13.62       15.30       15.42        3.50
Founders Growth (Division 30).........................  01/05/62            --       19.03       19.24       20.17       18.69
Neuberger Berman Guardian Trust (Division 29).........  08/03/93         12.92          --       11.91        9.85      (3.27)
Putnam Global Growth -- Class A (Division 28).........  09/01/67            --       11.88       12.31       16.90       22.41
Putnam New Opportunities -- Class A (Division 26).....  08/31/90         26.83          --       18.85       16.61       18.05
Putnam OTC & Emerging Growth -- Class A (Division
  27).................................................  11/01/82            --       16.17       13.51        5.93        4.87
Scudder Growth and Income (Division 21)...............  03/15/29            --       14.90       15.84       16.43        0.21
T. Rowe Price Small Cap Stock (Division 51)...........  06/01/50                     12.12       12.96       11.79      (9.08)
Templeton Foreign -- Class A (Division 32)(2).........  10/05/82            --        9.44        3.99        3.50     (10.11)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division
     19)..............................................  08/24/88            --       10.71        9.53       10.65        0.29
  Templeton International -- Class 1 (Division 20)....  05/01/92         12.68          --        9.69       12.81        3.04
Vanguard LifeStrategy Conservative Growth (Division
  54).................................................  09/30/94         13.43          --          --       11.49        9.29
Vanguard LifeStrategy Growth (Division 52)............  09/30/94         18.29          --          --       16.87       14.71
Vanguard LifeStrategy Moderate Growth (Division 53)...  09/30/94         16.02          --          --       14.32       12.37
Vanguard Long-Term Corporate (Division 22)**..........  07/09/73            --        9.35        6.23        4.85        3.12
Vanguard Long-Term Treasury (Division 23)**...........  05/19/86            --        9.46        6.71        5.27        6.76
Vanguard Wellington (Division 25).....................  07/01/29            --       12.80       14.13       14.25        5.61
Vanguard Windsor II (Division 24).....................  06/24/85            --       15.81       19.20       21.36        9.84


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. The Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) The Evergreen Small Cap Value fund was formerly known as the Evergreen Small Cap Equity Income Fund.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                              DIVISION
                                                              INCEPTION      SINCE
                   FUND AND DIVISION****                        DATE       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                   ---------------------                      ---------    ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5).........................  09/06/83          --      10.44%     13.56%    16.09%   17.19%
AGSPC Capital Conservation (Division 7).....................  01/16/86          --       6.81       5.05      4.80     6.30
AGSPC Government Securities (Division 8)....................  01/16/86          --       7.11       5.23      5.48     7.86
AGSPC Growth (Division 15)..................................  04/29/94       20.93%        --         --     18.31    16.96
AGSPC Growth & Income (Division 16).........................  04/29/94       18.41         --         --     19.30    13.41
AGSPC International Equities (Division 11)..................  10/02/89        4.13         --       8.08      7.95    17.57
AGSPC International Government Bond (Division 13)...........  10/01/91        7.84         --       6.55      4.12    15.92
AGSPC MidCap Index (Division 4)***..........................  10/01/91***    16.48         --      17.35     21.81    17.80
AGSPC Money Market (Division 6).............................  01/16/86          --       4.25       3.90      4.08     4.12
AGSPC Science & Technology (Division 17)....................  04/29/94       28.42         --         --     17.21    40.71
AGSPC Small Cap Index (Division 14).........................  05/01/92       11.77         --      10.46     10.78    (2.92)
AGSPC Social Awareness (Division 12)........................  10/02/89       15.40         --      22.44     27.04    26.03
AGSPC Stock Index (Division 10).............................  04/20/87          --      17.29      22.51     26.74    27.14
American Century Ultra (Division 31)........................  07/01/96       23.22         --         --        --    33.14
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94       12.47         --         --      8.25    (4.51)
Founders Growth (Division 30)...............................  07/01/96       20.56         --         --        --    23.76
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       11.91         --         --        --     1.34
Putnam Global Growth -- Class A (Division 28)...............  07/01/96       18.01         --         --        --    27.48
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96       14.90         --         --        --    23.12
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96        2.85         --         --        --     9.87
Scudder Growth and Income (Division 21).....................  07/01/96       17.85         --         --        --     4.99
Templeton Foreign -- Class A (Division 32)..................  07/01/96        2.73         --         --        --    (5.82)
Templeton Variable Products Series Fund                             --          --         --         --        --
  Templeton Asset Allocation -- Class 1 (Division 19).......  07/11/94       12.54         --         --     12.06     5.07
  Templeton International -- Class 1 (Division 20)..........  07/11/94       12.61         --         --     14.17     7.95
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       10.08         --         --        --     8.04
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       11.69         --         --        --    11.82
Vanguard Wellington (Division 25)...........................  07/01/96       17.07         --         --        --    10.65
Vanguard Windsor II (Division 24)...........................  07/01/96       23.16         --         --        --    14.90


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.


  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC 3 Funds recently commenced operations no actual performance exists. The Standard Average Annual Total Return for the Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value
     Fund -- Class A Division 55, the Evergreen Value Fund -- Class A Division 57, the T. Rowe Price Small Cap Stock Fund Division 51, the Vanguard LifeStrategy Conservative Growth Fund Division 54, the Vanguard LifeStrategy Growth Fund Division 52 and the Vanguard LifeStrategy Moderate Growth Fund Division 53 will be shown when it becomes available.

                                                                        TABLE IV

                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                               FUND
                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------

American Century Ultra (Division 31).......................  11/02/81         --      22.70%     18.82%    22.15%    33.14%
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18)............................................  08/31/90      35.63%        --      11.50      8.25     (4.51)
Evergreen Growth and Income -- Class A (Division 56).......  01/03/95      21.37         --         --     18.11      3.90
Evergreen Small Cap Value -- Class A (Division 55).........  01/03/95      16.25         --         --     12.63    (10.46)
Evergreen Value -- Class A (Division 57)...................  04/12/85         --      13.68      15.93     16.72      8.44
Founders Growth (Division 30)..............................  01/05/62         --      19.09      19.80     21.38     23.76
Neuberger Berman Guardian Trust (Division 29)..............  08/03/93      12.98         --      12.60     11.27      1.34
Putnam Global Growth -- Class A (Division 28)..............  09/01/67         --      11.95      12.99     18.17     27.48
Putnam New Opportunities -- Class A (Division 26)..........  08/31/90      26.88         --      19.41     17.89     23.12
Putnam OTC & Emerging Growth -- Class A (Division 27)......  11/01/82         --      16.23      14.17      7.46      9.87
Scudder Growth and Income (Division 21)....................  03/15/29         --      14.96      16.45     17.72      4.99
T. Rowe Price Small Cap Stock (Division 51)................  06/01/50         --      12.18      13.63     13.17     (4.74)
Templeton Foreign -- Class A (Division 32)(1)..............  10/05/82         --       9.50       4.89      5.09     (5.82)
Templeton Variable Products Series Fund --
  Templeton Asset Allocation -- Class 1 (Division 19)......  08/24/88         --      10.77      10.27     12.06      5.07
  Templeton International -- Class 1 (Division 20).........  05/01/92      12.74         --      10.43     14.17      7.95
Vanguard LifeStrategy Conservative Growth (Division 54)....  09/30/94      14.27         --         --     12.88     14.35
Vanguard LifeStrategy Growth (Division 52).................  09/30/94      19.03         --         --     18.15     19.77
Vanguard LifeStrategy Moderate Growth (Division 53)........  09/30/94      16.81         --         --     15.65     17.43
Vanguard Long-Term Corporate (Division 22)**...............  07/09/73         --       9.41       7.07      6.41      8.04
Vanguard Long-Term Treasury (Division 23)**................  05/19/86         --       9.52       7.53      6.81     11.82
Vanguard Wellington (Division 25)..........................  07/01/29         --      12.86      14.78     15.58     10.65
Vanguard Windsor II (Division 24)..........................  06/24/85         --      15.87      19.76     22.55     14.90


---------------


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. The Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                              DIVISION
                                                              INCEPTION      SINCE
                   FUND AND DIVISION****                        DATE       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                   ---------------------                      ---------    ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5).........................  09/06/83          --      169.99%    88.88%    56.47%   17.19%
AGSPC Capital Conservation (Division 7).....................  01/16/86          --       93.33     27.96     15.11     6.30
AGSPC Government Securities (Division 8)....................  01/16/86          --       98.83     29.06     17.35     7.86
AGSPC Growth (Division 15)..................................  04/29/94      142.86%         --        --     65.59    16.96
AGSPC Growth & Income (Division 16).........................  04/29/94      120.12          --        --     69.77    13.41
AGSPC International Equities (Division 11)..................  10/02/89       45.46          --     47.47     25.78    17.57
AGSPC International Government Bond (Division 13)...........  10/01/91       72.80          --     37.32     12.88    15.92
AGSPC MidCap Index (Division 4)***..........................  10/01/91***   202.14          --    122.59     80.73    17.80
AGSPC Money Market (Division 6).............................  01/16/86          --       51.60     21.07     12.73     4.12
AGSPC Science & Technology (Division 17)....................  04/29/94      221.62          --        --     61.04    40.71
AGSPC Small Cap Index (Division 14).........................  05/01/92      110.05          --     64.46     35.96    (2.92)
AGSPC Social Awareness (Division 12)........................  10/02/89      276.23          --    175.23    105.02    26.03
AGSPC Stock Index (Division 10).............................  04/20/87          --      392.64    175.95    103.59    27.14
American Century Ultra (Division 31)........................  07/01/96       68.55          --        --        --    33.14
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18).............................................  07/11/94       69.08          --        --     26.85    (4.51)
Founders Growth (Division 30)...............................  07/01/96       59.59          --        --        --    23.76
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       32.50          --        --        --     1.34
Putnam Global Growth -- Class A (Division 28)...............  07/01/96       51.29          --        --        --    27.48
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96       41.52          --        --        --    23.12
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96        7.27          --        --        --     9.87
Scudder Growth and Income (Division 21).....................  07/01/96       50.77          --        --        --     4.99
T. Rowe Price Small Cap Stock (Division 51).................  09/22/98       16.08          --        --        --       --
Templeton Foreign -- Class A (Division 32)..................  07/01/96        6.97          --        --        --    (5.82)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19).......  07/11/94       69.58          --        --     40.71     5.07
  Templeton International -- Class 1 (Division 20)..........  07/11/94       70.04          --        --     48.82     7.95
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98        7.67          --        --        --       --
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98       13.22          --        --        --       --
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98       12.35          --        --        --       --
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       27.13          --        --        --     8.04
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       31.83          --        --        --    11.82
Vanguard Wellington (Division 25)...........................  07/01/96       48.28          --        --        --    10.65
Vanguard Windsor II (Division 24)...........................  07/01/96       68.32          --        --        --    14.90


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.


  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC3 Funds recently commenced operation no actual performance exists. The Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value Fund -- Class A Division 55 and the Evergreen Value Fund -- Class A Division 57 have only recently been offered through Portfolio Director Plus. Accordingly, no performance information is available for such Divisions.

                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------   ------
American Century Ultra (Division 31)........................  11/02/81          --     673.68%   136.79%    82.24%    33.14%
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18).........................  08/31/90    1,166.28%        --     72.34     26.85     (4.51)
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      116.55         --        --     64.78      3.90
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95       82.37         --        --     42.89    (10.46)
Evergreen Value -- Class A (Division 57)....................  04/12/85          --     260.49    109.37     59.01      8.44
Founders Growth (Division 30)...............................  01/05/62          --     473.95    146.72     78.81     23.76
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93       93.53         --     81.00     37.77      1.34
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --     209.09     84.17     65.01     27.48
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      626.67         --    142.78     63.83     23.12
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82          --     349.93     93.97     24.08      9.87
Scudder Growth and Income (Division 21).....................  03/15/29          --     303.22    114.16     63.12      4.99
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50          --     215.51     89.47     44.95     (4.74)
Templeton Foreign -- Class A (Division 32)(1)...............  10/05/82          --     147.77     26.95     16.07     (5.82)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19).......  08/24/88          --     178.03     63.07     40.71      5.07
  Templeton International -- Class 1 (Division 20)..........  05/01/92      122.51         --     64.23     48.82      7.95
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94       76.28         --        --     43.82     14.35
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      109.69         --        --     64.91     19.77
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94       93.53         --        --     54.68     17.43
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --     145.82     40.69     20.48      8.04
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --     148.35     43.79     21.86     11.82
Vanguard Wellington (Division 25)...........................  07/01/29          --     235.26     99.22     54.38     10.65
Vanguard Windsor II (Division 24)...........................  06/24/85          --     336.27    146.38     84.06     14.90


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 51-57. Accordingly, the Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE VII

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)


                                                 ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                            -------------------------------------------------------------------------------------
FUND AND DIVISION*****                       1998     1997     1996     1995    1994     1993     1992     1991     1990    1989
------------------------------------------  ------   ------   ------   ------   -----   ------   ------   ------   ------   -----
AGSPC Asset Allocation (Division 5).......   17.19%   21.40%    9.99%   23.54%  (2.29)%   8.19%   (1.71)%  20.13%   (3.38)% 15.81%
AGSPC Capital Conservation (Division 7)...    6.30     7.49     0.75    19.58   (7.04)   10.88     7.55    16.00    (1.28)  10.63
AGSPC Government Securities (Division
  8)......................................    7.86     7.83     0.90    16.31   (5.44)    9.70     6.14    13.59     4.91   11.03
AGSPC Growth (Division 15)................   16.96    19.80    18.18    46.40    0.18       --       --       --       --      --
AGSPC Growth & Income (Division 16).......   13.41    22.60    22.10    30.55   (0.68)      --       --       --       --      --
AGSPC International Equities (Division
  11).....................................   17.57     1.18     5.75     9.67    6.90    28.58   (14.31)   10.06   (20.90)   2.84
AGSPC International Government Bond
  (Division 13)...........................   15.92    (5.79)    3.36    17.63    3.42    13.08     2.05     9.05       --      --
AGSPC MidCap Index (Division 4)****.......   17.80    30.45    17.61    29.24   (4.70)   11.78     8.79    11.63       --      --
AGSPC Money Market (Division 6)...........    4.12     4.13     3.97     4.51    2.77     1.67     2.22     4.49     6.83    7.92
AGSPC Science & Technology (Division
  17).....................................   40.71     1.57    12.68    60.07   24.77       --       --       --       --      --
AGSPC Small Cap Index (Division 14).......   (2.92)   21.18    15.57    26.39   (4.30)   14.77    11.28       --       --      --
AGSPC Social Awareness (Division 12)......   26.03    32.52    22.75    37.57   (2.42)    6.84     2.31    26.63    (2.21)   1.00
AGSPC Stock Index (Division 10)...........   27.14    31.77    21.53    35.95   (0.30)    8.78     5.58    27.70    (4.83)  27.88
American Century Ultra (Division 31)......   33.14    21.74     3.98       --      --       --       --       --       --      --
Dreyfus Variable Investment Fund -- Small
  Cap Portfolio (Division 18).............   (4.51)   15.37    15.14    27.78    4.32       --       --       --       --      --
Founders Growth (Division 30).............   23.76    25.25     2.95       --      --       --       --       --       --
Neuberger Berman Guardian Trust (Division
  29)(1)..................................    1.34    16.66    12.08       --      --       --       --       --       --      --
Putnam Global Growth -- Class A (Division
  28).....................................   27.48    12.20     5.77       --      --       --       --       --       --      --
Putnam New Opportunities  -- Class A
  (Division 26)...........................   23.12    21.30    (5.24)      --      --       --       --       --       --      --
Putnam OTC & Emerging Growth -- Class A
  (Division 27)...........................    9.87     9.08   (10.50)      --      --       --       --       --       --      --
Scudder Growth and Income (Division 21)...    4.99    28.80    11.50       --      --       --       --       --       --      --
T. Rowe Price Small Cap Stock (Division
  51).....................................   16.08       --       --       --      --       --       --       --       --      --
Templeton Foreign -- Class A (Division
  32).....................................   (5.82)    5.57     7.59       --      --       --       --       --       --      --
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1
    (Division 19).........................    5.07    14.07    17.40    21.02   (0.41)      --       --       --       --      --
  Templeton International -- Class 1
    (Division 20).........................    7.95    12.54    22.50    14.34   (0.07)      --       --       --       --      --
Vanguard LifeStrategy Conservative Growth
  (Division 54)...........................    7.67       --       --       --      --       --       --       --       --      --
Vanguard LifeStrategy Growth (Division
  52).....................................   13.22       --       --       --      --       --       --       --       --      --
Vanguard LifeStrategy Moderate Growth
  (Division 53)...........................   12.35       --       --       --      --       --       --       --       --      --
Vanguard Long-Term Corporate (Division
  22)***..................................    8.04    12.32     4.76       --      --       --       --       --       --      --
Vanguard Long-Term Treasury (Division
  23)***..................................   11.82    12.44     4.85       --      --       --       --       --       --      --
Vanguard Wellington (Division 25).........   10.65    21.65    10.16       --      --       --       --       --       --      --
Vanguard Windsor II (Division 24).........   14.90    30.70    12.09       --      --       --       --       --       --      --

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)


                                      CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                  -----------------------------------------------------------------------------------------------
FUND AND DIVISION*****             1998      1997      1996      1995      1994     1993      1992      1991      1990      1989
--------------------------------  ------    ------    ------    ------    -----    ------    ------    ------    ------    -----
AGSPC Asset Allocation (Division
  5)............................  169.99%   130.40%    89.79%    72.55%   39.67%    42.94%    32.12%    34.42%    11.89%   15.81%
AGSPC Capital Conservation
  (Division 7)..................   93.33     81.87     69.20     67.95    40.44     51.08     36.26     26.69      9.22    10.63
AGSPC Government Securities
  (Division 8)..................   98.83     84.33     70.95     69.43    45.67     54.06     40.44     32.31     16.48    11.03
AGSPC Growth (Division 15)......  142.86    107.65     73.33     46.67     0.18        --        --        --        --       --
AGSPC Growth & Income (Division
  16)...........................  120.12     94.09     58.31     29.66    (0.68)       --        --        --        --       --
AGSPC International Equities
  (Division 11).................   45.46     23.73     22.29     15.65     5.45     (1.36)   (23.29)   (10.48)   (18.66)    2.84
AGSPC International Government
  Bond (Division 13)............   72.80     49.06     58.22     53.08    30.14     25.83     11.28      9.05        --       --
AGSPC MidCap Index (Division
  4)****........................  202.14    156.48     96.61     67.18    29.36     35.74     21.43     11.63        --       --
AGSPC Money Market (Division
  6)............................   51.60     45.59     39.82     34.47    28.67     25.21     23.16     20.48     15.30     7.92
AGSPC Science & Technology
  (Division 17).................  221.62    128.57    125.05     99.72    24.77        --        --        --        --       --
AGSPC Small Cap Index (Division
  14)...........................  110.05    116.36     78.54     54.49    22.23     27.72     11.28        --        --       --
AGSPC Social Awareness (Division
  12)...........................  276.23    198.53    125.27     83.51    33.39     36.70     27.95     25.06     (1.23)    1.00
AGSPC Stock Index (Division
  10)...........................  392.64    287.48    194.06    141.97    77.99     78.53     64.11     55.43     21.71    27.88
American Century Ultra (Division
  31)...........................   68.55     26.59      3.98        --       --        --        --        --        --       --
Dreyfus Variable Investment
  Fund -- Small Cap Portfolio
  (Division 18).................   69.08     77.06     53.47     33.29     4.32        --        --        --        --       --
Founders Growth (Division 30)...   59.59     28.95      2.95        --       --        --        --        --        --       --
Neuberger Berman Guardian Trust
  (Division 29).................   32.50     30.74     12.08        --       --        --        --        --        --       --
Putnam Global Growth -- Class A
  (Division 28).................   51.29     18.68      5.77        --       --        --        --        --        --       --
Putnam New
  Opportunities -- Class A
  (Division 26).................   41.52     14.95     (5.24)       --       --        --        --        --        --       --
Putnam OTC & Emerging
  Growth -- Class A (Division
  27)...........................    7.27     (2.37)   (10.50)       --       --        --        --        --        --       --
Scudder Growth and Income
  (Division 21).................   50.77     43.60     11.50        --       --        --        --        --        --       --
T. Rowe Price Small Cap Stock
  (Division 51).................   16.08        --        --        --       --        --        --        --        --       --
Templeton Foreign -- Class A
  (Division 32).................    6.97     13.58      7.59        --       --        --        --        --        --       --
Templeton Variable Products
  Series Fund
  Templeton Asset
    Allocation -- Class 1
    (Division 19)...............   69.58     61.39     41.48     20.52    (0.41)       --        --        --        --       --
  Templeton
    International -- Class 1
    (Division 20)...............   70.04     57.42     39.97     14.26    (0.07)       --        --        --        --       --
Vanguard LifeStrategy
  Conservative Growth (Division
  54)...........................    7.67        --        --        --       --        --        --        --        --       --
Vanguard LifeStrategy Growth
  (Division 52).................   13.22        --        --        --       --        --        --        --        --       --
Vanguard LifeStrategy Moderate
  Growth (Division 53)..........   12.35        --        --        --       --        --        --        --        --       --
Vanguard Long-Term Corporate
  (Division 22)***..............   27.13     17.66      4.76        --       --        --        --        --        --       --
Vanguard Long-Term Treasury
  (Division 23)***..............   31.83     17.89      4.85        --       --        --        --        --        --       --
Vanguard Wellington (Division
  25)...........................   48.28     34.01     10.16        --       --        --        --        --        --       --
Vanguard Windsor II (Division
  24)...........................   68.32     46.49     12.09        --       --        --        --        --        --       --


------------


    * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for the stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director Plus other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on September 22, 1998.



   ** For the year in which the underlying Division commenced operations, less than a full year's performance has been reflected, which is not annualized.


  *** The performance figures in the Table do not take into account the Separate
      Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 **** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


***** Since the AGSPC3 Fund recently commenced operations no actual performance exists. The Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value Fund -- Class A Division 55, and the Evergreen Value Fund -- Class A Division 57 have only recently been offered through Portfolio Director Plus. Accordingly, no performance information is available for such Divisions.

                                                                      TABLE VIII

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                         ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                         --------------------------------------------------------
FUND AND DIVISION***                       1998        1997        1996        1995        1994
---------------------------------------   -------     ------      ------      ------      ------
American Century Ultra (Division 31)...     33.14%     21.74%      12.43%      36.23%      (4.63)%
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18)....     (4.51)     15.37       15.14       27.78        6.33
Evergreen Growth and Income -- Class A
  (Division 56)........................      3.90      29.66       22.31       31.42          --
Evergreen Small Cap Value -- Class A
  (Division 55)........................    (10.46)     32.06       20.83       27.64          --
Evergreen Value -- Class A (Division
  57)..................................      8.44      24.51       17.77       30.54        0.87
Founders Growth (Division 30)..........     23.76      25.25       15.35       44.17       (4.29)
Neuberger Berman Guardian Trust
  (Division 29)........................      1.34      16.66       16.54       30.69        0.53
Putnam Global Growth -- Class A
  (Division 28)........................     27.48      12.20       15.37       13.68       (1.83)
Putnam New Opportunities -- Class A
  (Division 26)........................     23.12      21.30        9.70       44.85        2.30
Putnam OTC & Emerging Growth -- Class A
  (Division 27)........................      9.87       9.08        3.53       54.42        1.24
Scudder Growth and Income (Division
  21)..................................      4.99      28.80       20.63       29.56        1.33
T. Rowe Price Small Cap Stock (Division
  51)..................................     (4.74)     27.25       19.58       32.24       (1.15)
Templeton Foreign -- Class A (Division
  32)..................................     (5.82)      5.57       16.74       10.07       (0.63)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1
    (Division 19)......................      5.07      14.07       17.40       21.02       (4.24)
  Templeton International -- Class 1
    (Division 20)......................      7.95      12.54       22.50       14.34       (3.49)
Vanguard LifeStrategy Conservative
  Growth (Division 54).................     14.35      15.38        9.00       22.84       (0.21)
Vanguard LifeStrategy Growth (Division
  52)..................................     19.77      20.78       14.00       27.68       (0.41)
Vanguard LifeStrategy Moderate Growth
  (Division 53)........................     17.43      18.31       11.33       26.39       (1.01)
Vanguard Long-Term Corporate (Division
  22)****..............................      8.04      12.32       (0.72)      24.84       (6.46)
Vanguard Long-Term Treasury (Division
  23)****..............................     11.82      12.44       (3.08)      28.51       (8.18)
Vanguard Wellington (Division 25)......     10.65      21.65       14.69       31.29       (1.71)
Vanguard Windsor II (Division 24)......     14.90      30.70       22.56       37.13       (2.38)

                                       ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                         ------------------------------------------------------
FUND AND DIVISION***                      1993       1992        1991        1990        1989
---------------------------------------  ------     ------      ------      ------      ------
American Century Ultra (Division 31)...   20.54%      0.20%      84.49%       8.22%      35.50%
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18)....   66.31      69.24      156.75        1.68          --
Evergreen Growth and Income -- Class A
  (Division 56)........................      --         --          --          --          --
Evergreen Small Cap Value -- Class A
  (Division 55)........................      --         --          --          --          --
Evergreen Value -- Class A (Division
  57)..................................    8.24       6.86       23.90       (4.39)      25.66
Founders Growth (Division 30)..........   24.31       3.22       45.94      (11.48)      40.34
Neuberger Berman Guardian Trust
  (Division 29)........................    6.92         --          --          --          --
Putnam Global Growth -- Class A
  (Division 28)........................   30.55      (0.75)      16.81      (10.09)      23.33
Putnam New Opportunities -- Class A
  (Division 26)........................   31.39      24.37       65.89       10.41          --
Putnam OTC & Emerging Growth -- Class A
  (Division 27)........................   30.76      11.58       39.46      (10.72)      27.70
Scudder Growth and Income (Division
  21)..................................   14.17       8.20       26.59       (3.53)      24.80
T. Rowe Price Small Cap Stock (Division
  51)..................................   16.96      12.51       36.93      (21.47)      17.68
Templeton Foreign -- Class A (Division
  32)..................................   35.47      (0.89)      17.11       (3.96)      29.94
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1
    (Division 19)......................   24.59       6.74       26.13       (9.13)      11.86
  Templeton International -- Class 1
    (Division 20)......................   45.51      (6.89)         --          --          --
Vanguard LifeStrategy Conservative
  Growth (Division 54).................      --         --          --          --          --
Vanguard LifeStrategy Growth (Division
  52)..................................      --         --          --          --          --
Vanguard LifeStrategy Moderate Growth
  (Division 53)........................      --         --          --          --          --
Vanguard Long-Term Corporate (Division
  22)****..............................   13.08       8.42       19.42        4.90       13.76
Vanguard Long-Term Treasury (Division
  23)****..............................   15.35       6.08       15.99        4.48       16.49
Vanguard Wellington (Division 25)......   12.12       6.59       22.13       (4.00)      20.11
Vanguard Windsor II (Division 24)......   12.20      10.61       27.11       11.09       26.25

              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*
                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                    CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                    --------------------------------------------------------
FUND AND DIVISION***                  1998        1997        1996        1995        1994
----------------------------------  --------    --------    --------     ------      ------
American Century Ultra (Division
  31).............................    673.68%     481.09%     377.31%    324.54%     211.62%
Dreyfus Variable Investment
  Fund --
  Small Cap Portfolio (Division
    18)...........................  1,166.28    1,226.07    1,049.38     898.25      681.25
Evergreen Growth and Income --
  Class A (Division 56)...........    116.55      108.42       60.74      31.42          --
Evergreen Small Cap Value -- Class
  A (Division 55).................     82.37      103.67       54.22      27.64          --
Evergreen Value -- Class A
  (Division 57)...................    260.49      232.44      166.98     126.71       73.67
Founders Growth (Division 30).....    473.95      363.76      270.25     220.98      122.64
Neuberger Berman Guardian Trust
  (Division 29)...................     95.53       90.97       63.70      40.47        7.48
Putnam Global Growth -- Class A
  (Division 28)...................    209.09      142.46      116.09      87.31       64.76
Putnam New Opportunities -- Class
  A Division 26)..................    626.67      490.23      386.56     343.54      206.20
Putnam OTC & Emerging Growth --
  Class A (Division 27)...........    349.93      309.49      275.40     262.62      134.83
Scudder Growth and Income
  (Division 21)...................    303.22      284.04      198.18     147.19       90.79
T. Rowe Price Small Cap Stock
  (Division 51)...................    215.51      231.22      160.28     117.67       64.61
Templeton Foreign -- Class A
  (Division 32)...................    147.77      163.07      149.20     113.46       93.93
Templeton Variable Products Series
  Fund
  Templeton Asset Allocation --
    Class 1 (Division 19).........    178.03      164.61      131.97      97.59       63.28
  Templeton International -- Class
    1 (Division 20)...............    122.51      106.13       83.17      49.52       30.77
Vanguard LifeStrategy Conservative
  Growth (Division 54)............     76.28       54.16       33.61      22.58       (0.21)
Vanguard LifeStrategy Growth
  (Division 52)...................    109.69       75.07       44.95      27.15       (0.41)
Vanguard LifeStrategy Moderate
  Growth (Division 53)............     93.53       64.80       39.29      25.12       (1.01)
Vanguard Long-Term Corporate
  (Division 22)****...............    145.82      127.52      102.56     104.04       63.44
Vanguard Long-Term Treasury
  (Division 23)****...............    148.35      122.11       97.53     103.80       58.59
Vanguard Wellington (Division
  25).............................    235.26      202.99      149.06     117.16       65.40
Vanguard Windsor II (Division
  24).............................    336.27      279.70      190.51     137.03       72.85

                                  CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                    ------------------------------------------------------
FUND AND DIVISION***                 1993       1992        1991        1990        1989
----------------------------------  ------     ------      ------      ------      ------
American Century Ultra (Division
  31).............................  226.74%    171.07%     170.52%      46.63%      35.50%
Dreyfus Variable Investment
  Fund --
  Small Cap Portfolio (Division
    18)...........................  634.77     341.81      161.05        1.68          --
Evergreen Growth and Income --
  Class A (Division 56)...........      --         --          --          --          --
Evergreen Small Cap Value -- Class
  A (Division 55).................      --         --          --          --          --
Evergreen Value -- Class A
  (Division 57)...................   72.18      59.07       48.86       20.14       25.66
Founders Growth (Division 30).....  132.63      87.14       81.31       24.24       40.34
Neuberger Berman Guardian Trust
  (Division 29)...................    6.92         --          --          --          --
Putnam Global Growth -- Class A
  (Division 28)...................   67.83      28.55       29.52       10.88       23.33
Putnam New Opportunities -- Class
  A Division 26)..................  199.32     127.80       83.17       10.41          --
Putnam OTC & Emerging Growth --
  Class A (Division 27)...........  131.96      77.39       58.99       14.01       27.70
Scudder Growth and Income
  (Division 21)...................   88.28      64.91       52.41       20.40       24.80
T. Rowe Price Small Cap Stock
  (Division 51)...................   66.52      42.38       26.54       (7.59)      17.68
Templeton Foreign -- Class A
  (Division 32)...................   95.17      44.07       45.37       24.13       29.24
Templeton Variable Products Series
  Fund
  Templeton Asset Allocation --
    Class 1 (Division 19).........   70.50      36.85       28.21        1.64       11.86
  Templeton International -- Class
    1 (Division 20)...............   35.49      (6.89)         --          --          --
Vanguard LifeStrategy Conservative
  Growth (Division 54)............      --         --          --          --          --
Vanguard LifeStrategy Growth
  (Division 52)...................      --         --          --          --          --
Vanguard LifeStrategy Moderate
  Growth (Division 53)............      --         --          --          --          --
Vanguard Long-Term Corporate
  (Division 22)****...............   74.72      54.51       42.51       19.33       13.76
Vanguard Long-Term Treasury
  (Division 23)****...............   72.72      49.74       41.16       21.70       16.49
Vanguard Wellington (Division
  25).............................   68.28      50.09       40.82       15.30       20.11
Vanguard Windsor II (Division
  24).............................   77.07      57.81       42.68       12.25       26.25


------------


   * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.


  ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.


 *** The Tables reflect actual historical performance of the related Separate
     Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. Accordingly, the Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


**** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:

  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs of employers;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which Portfolio Director Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and

--------------------------------------------------------------------------------

your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. Although VALIC can provide no assurance that the IRS will not challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail if such a challenge were made.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.
                        THE POWER OF TAX-DEFERRED GROWTH
                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.75% - 1.25%) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary

--------------------------------------------------------------------------------

depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS


Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.



  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.



  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.



  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.



VALIC expects to substantially complete all contingency planning activities by April 30, 1999.



RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.



Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

-------------------------------------------------------------------------------

    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:
-------------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).

                             (Please Print or Type)

-------------------------------------------------------------------------------------------------------------


   Name:_____________________________________________       G.A. # ________________________

   Address:__________________________________________        Policy #______________________

   Social Security Number: __________________________

-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    9
Types of Variable Annuity Contracts.................   10
Federal Tax Matters.................................   10
    Tax Consequences of Purchase Payments...........   10
    Tax Consequences of Distributions...............   12
    Special Tax Consequences -- Early
      Distribution..................................   13
    Special Tax Consequences -- Required
      Distributions.................................   14
    Tax Free Rollovers, Transfers and Exchanges.....   15
Exchange Privilege..................................   15
    Exchanges From Portfolio Director...............   16
    Exchanges From Portfolio Director 2.............   16
    Exchanges From Independence Plus Contracts......   17
    Exchanges From V-Plan Contracts.................   18
    Exchanges From SA-1 and SA-2 Contracts..........   19
    Exchanges From Impact Contracts.................   20
    Exchanges From Compounder Contracts.............   21
    Information Which May Be Applicable To Any
      Exchange......................................   22
Calculation of Surrender Charge.....................   23
    Illustration of Surrender Charge on Total
      Surrender.....................................   23
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   23
Purchase Unit Value.................................   24
    Illustration of Calculation of Purchase Unit
      Value.........................................   24
    Illustration of Purchase of Purchase Units......   24
Performance Calculations............................   24
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   24
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   24
    Calculation of Current Yield for American
      General Money Market Division 44..............   24
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six and American
      General Money Market Division 44..............   24
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   25
    Calculation of Effective Yield for American
      General Money Market Division 44..............   25
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six and
      American General Money Market Division 44.....   25
Standardized Yield for Bond Fund Divisions..........   25
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   25
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   25
    Calculation of Average Annual Total Return......   25
Performance Information.............................   27
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   27
    Performance Compared to Market Indices..........   27
    AGSPC Asset Allocation Division Five............   32
    AGSPC Capital Conservation Division Seven.......   33
    AGSPC Government Securities Division Eight......   33
    AGSPC Growth Division Fifteen...................   34
    AGSPC Growth & Income Division Sixteen..........   34
    AGSPC International Equities Division Eleven....   35
    AGSPC International Government Bond Division
      Thirteen......................................   36
    AGSPC MidCap Index Division Four................   36
    AGSPC Money Market Division Six.................   37
    AGSPC Science & Technology Division Seventeen...   38
    AGSPC Small Cap Index Division Fourteen.........   38
    AGSPC Social Awareness Division Twelve..........   39
    AGSPC Stock Index Division Ten..................   40
    American Century Ultra Division Thirty-One......   40
    American General Balanced Division Forty-Two....   41



                                                      PAGE
                                                      ----
    American General Conservative Growth Lifestyle
      Division Fifty................................   41
    American General Core Bond Division
      Fifty-Eight...................................   41
    American General Domestic Bond Division
      Forty-Three...................................   41
    American General Growth Lifestyle Division
      Forty-Eight...................................   41
    American General High Yield Bond Division
      Sixty.........................................   41
    American General International Growth Division
      Thirty-Three..................................   41
    American General International Value Division
      Thirty-Four...................................   41
    American General Large Cap Growth Division
      Thirty-Nine...................................   41
    American General Large Cap Value Division
      Forty.........................................   42
    American General Mid Cap Growth Division
      Thirty-Seven..................................   42
    American General Mid Cap Value Division
      Thirty-Eight..................................   42
    American General Moderate Growth Lifestyle
      Division Forty-Nine...........................   42
    American General Money Market Division
      Forty-Four....................................   42
    American General Small Cap Growth Division
      Thirty-Five...................................   42
    American General Small Cap Value Division
      Thirty-Six....................................   42
    American General Socially Responsible Division
      Forty-One.....................................   42
    American General Strategic Bond Division
      Fifty-Nine....................................   42
    Dreyfus Variable Investment Fund -- Small Cap
      Portfolio Division Eighteen...................   43
    Evergreen Growth and Income Division
      Fifty-Six.....................................   43
    Evergreen Small Cap Value Division Fifty-Five...   44
    Evergreen Value Division Fifty-Seven............   45
    Founders Growth Division Thirty.................   45
    Neuberger Berman Guardian Trust Division Twenty-
      Nine..........................................   46
    Putnam Global Growth -- Class A Division Twenty-
      Eight.........................................   47
    Putnam New Opportunities -- Class A Division
      Twenty-Six....................................   47
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-Seven..................................   48
    Scudder Growth and Income Division Twenty-One...   49
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   49
    Templeton Asset Allocation Division Nineteen....   50
    Templeton Foreign Division Thirty-Two...........   51
    Templeton International Division Twenty.........   51
    Vanguard LifeStrategy Conservative Growth
      Division Fifty-Four...........................   52
    Vanguard Long-Term Corporate Division
      Twenty-Two....................................   53
    Vanguard Long-Term Treasury Division
      Twenty-Three..................................   54
    Vanguard LifeStrategy Growth Division
      Fifty-Two.....................................   54
    Vanguard LifeStrategy Moderate Growth Division
      Fifty-Three...................................   55
    Vanguard Wellington Division Twenty-Five........   56
    Vanguard Windsor II Division Twenty-Four........   57
Payout Payments.....................................   58
    Assumed Investment Rate.........................   58
    Amount of Payout Payments.......................   58
    Payout Unit Value...............................   58
    Illustration of Calculation of Payout Unit
      Value.........................................   59
    Illustration of Payout Payments.................   59
Distribution of Variable Annuity Contracts..........   60
Experts.............................................   60
Comments on Financial Statements....................   61

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:

3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955
10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 817-8100
2450 Venture Oaks Way

Suite 120

Sacramento, CA 95833

(916) 614-1700

1900 O'Farrell St.
Suite 390
San Mateo, CA 94403

(650) 358-2900

165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611
3505 Lake Lynda Drive
Suite 114
Orlando, FL 32817

(407) 482-8825

100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700
230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 214-8870
11711 N. Meridian St.
Suite 300
Carmel, IN 46032

(317) 818-5900

7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330
1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099
4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801
410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 889-1313
90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095

(732) 596-1600

University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529
Two Summit Park Drive
Suite 410
Independence, OH 44131

(216) 643-6340

1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288
1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 619-2270
Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822
5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515
800 Gessner
Suite 1280
Houston, TX 77024
(713) 463-3800

7400 Beaufont Springs Drive


Suite 310


Richmond, VA 23225


(804) 272-0344



  There are also more than thirty-three branch offices located throughout the country.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  [VALIC LOGO]

                                 PRINTED MATTER

                     PRINTED IN U.S.A.  VA 10855  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

[Momento Photo]



                PORTFOLIO DIRECTOR(R) PLUS

                               SEPARATE ACCOUNT A
                            FOR SERIES 1.20 - 12.20

                Prospectus
                May 1, 1999

                Units of Interest Under Group and
                Individual Variable Annuity Contracts
                Portfolio Director Plus


                                            VALIC
                                              AN AMERICAN
                                                GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR(R) PLUS
SEPARATE ACCOUNT A

FOR SERIES 1.20 TO 12.20                                             May 1, 1999


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus 1.20 to 12.20 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans, as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director Plus permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 30 of the 53 Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts or certain employer sponsored retirement plans will not be available within your contract.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.

This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1999, contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1
FEE TABLE..........................................     3
SUMMARY............................................     8
SELECTED PURCHASE UNIT DATA........................    12
GENERAL INFORMATION................................    18
    About Portfolio Director Plus..................    18
    About VALIC....................................    18
    About VALIC Separate Account A.................    18
    Units of Interests.............................    19
    Distribution of the Contracts..................    19

VARIABLE ACCOUNT OPTIONS...........................    20
    Summary of Funds...............................    20

PURCHASE PERIOD....................................    49
    Purchase Payments..............................    49
    Purchase Units.................................    49
    Calculation of Purchase Unit Value.............    49
    Choosing Investment Options....................    50
         Fixed Account Options.....................    50
         Variable Account Options..................    50
    Stopping Purchase Payments.....................    50

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    51
    During the Purchase Period.....................    51
    During the Payout Period.......................    51
    Communicating Transfer or Reallocation
      Instructions.................................    51
    Effective Date of Transfer.....................    51

FEES AND CHARGES...................................    52
    Account Maintenance Fee........................    52
    Surrender Charge...............................    52
         Amount of Surrender Charge................    52
         10% Free Withdrawal.......................    52
         Exceptions to Surrender Charge............    52
    Premium Tax Charge.............................    53
    Separate Account Charges.......................    53
    Fund Annual Expense Charges....................    53
    Other Tax Charges..............................    53
    Reduction or Waiver of Account Maintenance Fee,
      Surrender, Mortality and Expense Risk Fee or
      Administration and Distribution Fee
      Charges......................................    54
    Separate Account Expense Reimbursement.........    54

PAYOUT PERIOD......................................    55
    Fixed Payout...................................    55
    Variable Payout................................    55
    Combination Fixed and Variable Payout..........    55
    Payout Date....................................    55
    Payout Options.................................    55
    Enhancements to Payout Options.................    56
    Payout Information.............................    56

SURRENDER OF ACCOUNT VALUE.........................    57
    When Surrenders are Allowed....................    57
    Amount That May Be Surrendered.................    57
    Surrender Restrictions.........................    57
    Partial Surrenders.............................    57
    Systematic Withdrawals.........................    57
    Distributions Required By Federal Tax Law......    58

EXCHANGE PRIVILEGE.................................    59
    Restrictions on Exchange Privilege.............    59
    Taxes and Conversion Costs.....................    59
    Surrender Charges..............................    59



                                                     PAGE
                                                     ----
    Exchange Offers for Contracts Other Than
      Portfolio Director Plus......................    59
    Comparison of Portfolio Director and Portfolio
      Director 2 Contracts to Portfolio Director
      Plus Contracts...............................    60
    Comparison of Other Contracts..................    60
    Features of Portfolio Director Plus............    60
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    60

DEATH BENEFITS.....................................    61
    Beneficiary Information........................    61
    Special Information for Individual Non-Tax
      Qualified Contracts..........................    62
    During the Purchase Period.....................    62
         Interest Guaranteed Death Benefit.........    62
         Standard Death Benefit....................    63
    During the Payout Period.......................    63

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    63
    Types of Investment Performance Information
      Advertised...................................    64
      Total Return Performance Information.........    64
      Standard Average Annual Total Return.........    64
      Nonstandard Average Annual Total Return......    64
      Cumulative Total Return......................    64
      Annual Change in Purchase Unit Value.........    64
      Cumulative Change in Purchase Unit Value.....    65
      Total Return Based on Different Investment
         Amounts...................................    65
      An Assumed Account Value of $10,000..........    65
    Yield Performance Information..................    65
      AGSPC Money Market and American General Money
      Market Divisions.............................    65
      Divisions Other Than The AGSPC Money Market
         and American General Money Market
         Divisions.................................    65
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    65

OTHER CONTRACT FEATURES............................    72
    Changes That May Not Be Made...................    72
    Change of Beneficiary..........................    72
    Contingent Owner...............................    72
    Cancellation -- The 20 Day "Free Look".........    72
    We Reserve Certain Rights......................    72
    Relationship to Employer's Plan................    72

VOTING RIGHTS......................................    73
    Who May Give Voting Instructions...............    73
    Determination of Fund Shares Attributable to
      Your Account.................................    73
      During Purchase Period.......................    73
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    73
    How Fund Shares Are Voted......................    73

FEDERAL TAX MATTERS................................    74
    Type of Plans..................................    74
    Tax Consequences in General....................    74
    Effect of Tax-Deferred Accumulations...........    75

YEAR 2000..........................................    77
    Year 2000 Risks................................    77



                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                     PAGE NO.
-------------                     --------
Account Value...................    51
Annuitant.......................    62
Assumed Investment Rate.........    55
Beneficiary.....................    62
Contract Owner..................    62
Divisions.......................    64
Fixed Account Options...........    62
Home Office.....................    51
Mutual Fund or Fund.............    18
Participant.....................    01
Participant Year................    52
Payout Period...................    51
Payout Unit.....................    55
Purchase Payments...............   49, 64
Purchase Period.................    51
Purchase Unit...................  49, 50
VALIC Separate Account A........    73
Variable Account Options........   20, 62


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.


Following this introduction is a summary of the major features and options of Portfolio Director Plus. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.


PARTICIPANT -- the
individual, (in most
cases you are the
Participant) for whom
Purchase Payments
are made.

                      (this page intentionally left blank)

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)


  Maximum Surrender Charge(2)                                     5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15


SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                                    MORTALITY     ADMINISTRATION     SEPARATE
                                                       AND             AND            ACCOUNT         TOTAL
                                                   EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                      FUND                            FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                      ----                         ------------   --------------   -------------   -----------
AGSPC Asset Allocation Fund(8)                         0.25%           0.55%              --          0.80%
AGSPC Capital Conservation Fund                        0.25            0.55               --          0.80
AGSPC Government Securities Fund                       0.25            0.55               --          0.80
AGSPC Growth Fund                                      0.25            0.55               --          0.80
AGSPC Growth & Income Fund                             0.25            0.55               --          0.80
AGSPC International Equities Fund                      0.25            0.55               --          0.80
AGSPC International Government Bond Fund               0.25            0.55               --          0.80
AGSPC MidCap Index Fund                                0.25            0.55               --          0.80
AGSPC Money Market Fund                                0.25            0.55               --          0.80
AGSPC Science & Technology Fund                        0.25            0.55               --          0.80
AGSPC Small Cap Index Fund                             0.25            0.55               --          0.80
AGSPC Social Awareness Fund                            0.25            0.55               --          0.80
AGSPC Stock Index Fund                                 0.25            0.55               --          0.80
American Century Ultra Fund(4)                         0.25            0.80            (0.21%)        0.84
American General Balanced Fund(4)                      0.25            0.55            (0.25)         0.55
American General Conservative Growth Lifestyle
  Fund(4)                                              0.25            0.55            (0.25)         0.55
American General Core Bond Fund(4)                     0.25            0.55            (0.25)         0.55
American General Domestic Bond Fund(4)                 0.25            0.55            (0.25)         0.55
American General Growth Lifestyle Fund(4)              0.25            0.55            (0.25)         0.55
American General High Yield Bond Fund(4)               0.25            0.55            (0.25)         0.55
American General International Growth Fund(4)          0.25            0.55            (0.25)         0.55
American General International Value Fund(4)           0.25            0.55            (0.25)         0.55
American General Large Cap Growth Fund(4)              0.25            0.55            (0.25)         0.55
American General Large Cap Value Fund(4)               0.25            0.55            (0.25)         0.55
American General Mid Cap Growth Fund(4)                0.25            0.55            (0.25)         0.55
American General Mid Cap Value Fund(4)                 0.25            0.55            (0.25)         0.55
American General Moderate Growth Lifestyle
  Fund(4)                                              0.25            0.55            (0.25)         0.55
American General Money Market Fund(4)                  0.25            0.55            (0.25)         0.55
American General Small Cap Growth Fund(4)              0.25            0.55            (0.25)         0.55
American General Small Cap Value Fund(4)               0.25            0.55            (0.25)         0.55
American General Socially Responsible Fund(4)          0.25            0.55            (0.25)         0.55
American General Strategic Bond Fund(4)                0.25            0.55            (0.25)         0.55
Dreyfus Variable Investment Fund --
  Small Cap Portfolio(4)                               0.25            0.80            (0.15)         0.90
Evergreen(sm) Equity Trust
  Evergreen Growth and Income Fund -- Class A(4)       0.25            0.80            (0.25)         0.80
  Evergreen Small Cap Value Fund -- Class A(4)         0.25            0.80            (0.25)         0.80
  Evergreen Value Fund -- Class A(4)                   0.25            0.80            (0.25)         0.80
Founders Growth Fund(4)                                0.25            0.80            (0.25)         0.80
Neuberger Berman Guardian Trust(4)                     0.25            0.80            (0.25)         0.80
Putnam Global Growth Fund -- Class A Shares(4)         0.25            0.80            (0.25)         0.80
Putnam New Opportunities Fund -- Class A
  Shares(4)                                            0.25            0.80            (0.25)         0.80
Putnam OTC & Emerging Growth Fund -- Class A
  Shares(4)                                            0.25            0.80            (0.25)         0.80
Scudder Growth and Income Fund(4)                      0.25            0.80            (0.25)         0.80
T. Rowe Price Small-Cap Stock Fund                     0.25            0.80               --          1.05
Templeton Foreign Fund -- Class A(4)                   0.25            0.80            (0.25)         0.80
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1           0.25            0.80               --          1.05
  Templeton International Fund -- Class 1              0.25            0.80               --          1.05
Vanguard Long-Term Corporate Fund(5)                   0.25            0.80            (0.25)         0.80
Vanguard Long-Term Treasury Fund(5)                    0.25            0.80            (0.25)         0.80
Vanguard LifeStrategy Conservative Growth Fund         0.25            0.80               --          1.05
Vanguard LifeStrategy Growth Fund                      0.25            0.80               --          1.05
Vanguard LifeStrategy Moderate Growth Fund             0.25            0.80               --          1.05
Vanguard Wellington Fund                               0.25            0.80               --          1.05
Vanguard Windsor II Fund                               0.25            0.80               --          1.05

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                                OTHER          TOTAL FUND
                                                      MANAGEMENT               EXPENSES         EXPENSES
                                                      FEES (AFTER   12b-1   (AFTER EXPENSE   (AFTER EXPENSE
                        FUND                          FEE WAIVER)   FEES      WAIVER)(6)        WAIVER)
                        ----                          -----------   -----   --------------   --------------
AGSPC Asset Allocation Fund(8)                            0.50%       --         0.04%            0.54%
AGSPC Capital Conservation Fund                           0.50        --         0.04             0.54
AGSPC Government Securities Fund                          0.50        --         0.04             0.54
AGSPC Growth Fund                                         0.80        --         0.04             0.84
AGSPC Growth & Income Fund                                0.75        --         0.05             0.80
AGSPC International Equities Fund                         0.35        --         0.05             0.40
AGSPC International Government Bond Fund                  0.50        --         0.05             0.55
AGSPC MidCap Index Fund                                   0.32        --         0.04             0.36
AGSPC Money Market Fund                                   0.50        --         0.04             0.54
AGSPC Science & Technology Fund                           0.90        --         0.05             0.95
AGSPC Small Cap Index Fund                                0.35        --         0.04             0.39
AGSPC Social Awareness Fund                               0.50        --         0.04             0.54
AGSPC Stock Index Fund                                    0.27        --         0.04             0.31
American Century Ultra Fund(11)                           1.00        --           --             1.00
American General Balanced Fund(9)                         0.80        --         0.02             0.82
American General Conservative Growth Lifestyle
  Fund(10)                                                0.10        --           --             0.10
American General Core Bond Fund(9)                        0.50        --         0.30             0.80
American General Domestic Bond Fund(9)                    0.60        --         0.18             0.78
American General Growth Lifestyle Fund(10)                0.10        --           --             0.10
American General High Yield Bond Fund(9)                  0.70        --         0.29             0.99
American General International Growth Fund(9)             0.90        --         0.25             1.15
American General International Value Fund(9)              1.00        --         0.04             1.04
American General Large Cap Growth Fund(9)                 0.55        --         0.31             0.86
American General Large Cap Value Fund(9)                  0.50        --         0.31             0.81
American General Mid Cap Growth Fund(9)                   0.65        --         0.14             0.79
American General Mid Cap Value Fund(9)                    0.75        --         0.30             1.05
American General Moderate Growth Lifestyle Fund(10)       0.10        --           --             0.10
American General Money Market Fund(9)                     0.25        --         0.31             0.56
American General Small Cap Growth Fund(9)                 0.85        --         0.31             1.16
American General Small Cap Value Fund(9)                  0.75        --         0.23             0.98
American General Socially Responsible Fund(9)             0.25        --         0.31             0.56
American General Strategic Bond Fund(9)                   0.60        --         0.29             0.89
Dreyfus Variable Investment Fund --
  Small Cap Portfolio                                     0.75        --         0.02             0.77
Evergreen Equity Trust
  Evergreen Growth and Income Fund -- Class A             0.90      0.25%        0.31             1.46
  Evergreen Small Cap Value Fund -- Class A(11)           1.00      0.25         0.43             1.68
  Evergreen Value Fund -- Class A                         0.50      0.25         0.25             1.00
Founders Growth Fund                                      0.67      0.25         0.16             1.08
Neuberger Berman Guardian Trust(7)(11)                    0.84        --         0.03             0.87
Putnam Global Growth Fund -- Class A Shares               0.64      0.25         0.29             1.18
Putnam New Opportunities Fund -- Class A Shares           0.49      0.25         0.24              .98
Putnam OTC & Emerging Growth Fund -- Class A Shares       0.54      0.25         0.21             1.00
Scudder Growth and Income Fund                            0.44        --         0.30             0.74
T. Rowe Price Small-Cap Stock Fund                        0.77        --         0.24             1.01
Templeton Foreign Fund -- Class A(11)                     0.61      0.25         0.26             1.12
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1              0.60        --         0.18             0.78
  Templeton International Fund -- Class 1                 0.69        --         0.17             0.86
Vanguard Long-Term Corporate Fund(11)                     0.03        --         0.27             0.30
Vanguard Long-Term Treasury Fund(11)                      0.01        --         0.26             0.27
Vanguard LifeStrategy Conservative Growth
  Fund(11)(12)                                              --        --           --               --
Vanguard LifeStrategy Growth Fund(11)(12)                   --        --           --               --
Vanguard LifeStrategy Moderate Growth Fund(11)(12)          --        --           --               --
Vanguard Wellington Fund(11)                              0.28        --         0.03             0.31
Vanguard Windsor II Fund(11)                              0.38        --         0.03             0.41

--------------------------------------------------------------------------------
------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.


     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century (0.21%), American General (0.25%), Dreyfus (0.15%), Evergreen (0.25%), Founders (0.25%), Neuberger Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton Foreign Fund -- Class A (0.25%) With respect to American Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets equal to or in excess of $75 million.



 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.


 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.


 (7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in, the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1998 fiscal year, NB did not bear any expenses.


 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


 (9) In the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses and total annual portfolio operating expenses, respectively would be:
     American General Balanced Fund, 0.80%, 0.80% and 1.60%; American General Core Bond Fund, 0.50%, 0.86% and 1.36%; American General Domestic Bond Fund, 0.60%, 0.57% and 1.17%; American General High Yield Bond Fund, 0.70%, 0.83% and 1.53%; American General International Growth Fund, 0.90%, 0.71% and 1.61%; American General International Value Fund, 1.00%, 0.70% and 1.70%; American General Large Cap Growth Fund, 0.55%, 0.58% and 1.13%; American General Large Cap Value Fund, 0.50%, 0.58% and 1.08%; American General Mid Cap Growth Fund, 0.65%, 0.64% and 1.29%; American General Mid Cap Value Fund, 0.75%, 0.64% and 1.39%; American General Money Market Fund, 0.25%, 0.86% and 1.11%; American General Small Cap Growth Fund, 0.85%, 0.62% and 1.47%; American General Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and American General Socially Responsible Fund, 0.25%, 0.87% and 1.12%; and American General Strategic Bond Fund, 0.60%, 0.90% and 1.50%.



(10) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 1.00%, for American General Growth Lifestyle Fund 1.09% and for American General Moderate Growth Lifestyle Fund 1.03%. Estimated Total Combined Operating Expenses of each American General Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying AGSPC 3 Funds and the American General Lifestyle Funds, assuming each American General Lifestyle Fund's projected asset allocation among the underlying AGSPC 3 Funds is maintained.



(11) The American Century Ultra Fund was formerly known as the American
     Century -- Twentieth Century Ultra Fund. The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio, the Vanguard Life Strategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.



(12) The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1998. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratio that each Fund incurred for the year ended December 31, 1998 was 0.29%.

EXAMPLE #1 -- If you do not surrender Portfolio Director Plus at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $ 14     $ 44      $ 76       $167
AGSPC Capital Conservation Division 7                           14       44        76        167
AGSPC Government Securities Division 8                          14       44        76        167
AGSPC Growth Division 15                                        17       53        92        200
AGSPC Growth & Income Division 16                               17       52        90        196
AGSPC International Equities Division 11                        13       40        69        151
AGSPC International Government Bond Division 13                 14       44        77        168
AGSPC MidCap Index Division 4                                   12       38        66        147
AGSPC Money Market Division 6                                   14       44        76        167
AGSPC Science & Technology Division 17                          18       57        97        212
AGSPC Small Cap Index Division 14                               13       39        68        150
AGSPC Social Awareness Division 12                              14       44        76        167
AGSPC Stock Index Division 10                                   12       37        64        141
American Century Ultra Division 31                              19       59       102        221
American General Balanced Division 42                           14       45        78        170
American General Conservative Growth Lifestyle Division 50       7       22        39         87
American General Core Bond Division 58                          14       44        77        168
American General Domestic Bond Division 43                      14       44        76        166
American General Growth Lifestyle Division 48                    7       22        39         87
American General High Yield Bond Division 60                    16       50        87        189
American General International Growth Division 33               18       55        95        207
American General International Value Division 34                17       52        89        195
American General Large Cap Growth Division 39                   15       46        80        175
American General Large Cap Value Division 40                    14       45        77        169
American General Mid Cap Growth Division 37                     14       44        76        167
American General Mid Cap Value Division 38                      17       52        90        196
American General Moderate Growth Lifestyle Division 49           7       22        39         87
American General Money Market Division 44                       12       37        64        141
American General Small Cap Growth Division 35                   18       55        95        208
American General Small Cap Value Division 36                    16       50        86        188
American General Socially Responsible Division 41               12       37        64        141
American General Strategic Bond Division 59                     15       47        81        178
Dreyfus Variable Investment Fund -- Small Cap Division 18       17       54        93        203
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56            23       72       124        265
  Evergreen Small Cap Value -- Class A Division 55              26       79       135        287
  Evergreen Value -- Class A Division 57                        19       58       100        217
Founders Growth Division 30                                     20       61       104        226
Neuberger Berman Guardian Trust Division 29                     17       54        93        203
Putnam Global Growth -- Class A Shares Division 28              21       64       109        236
Putnam New Opportunities -- Class A Shares Division 26          19       58        99        215
Putnam OTC & Emerging Growth -- Class A Shares Division 27      19       58       100        217
Scudder Growth and Income Division 21                           16       50        87        189
T. Rowe Price Small-Cap Stock Division 51                       21       66       113        244
Templeton Foreign -- Class A Division 32                        20       62       106        230
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19             19       59       102        220
  Templeton International -- Class 1 Division 20                20       61       106        229
Vanguard Long-Term Corporate Division 22                        12       37        63        140
Vanguard Long-Term Treasury Division 23                         11       36        62        137
Vanguard LifeStrategy Conservative Growth Division 54           11       35        61        134
Vanguard LifeStrategy Growth Division 52                        11       35        61        134
Vanguard LifeStrategy Moderate Growth Division 53               11       35        61        134
Vanguard Wellington Division 25                                 14       45        77        169
Vanguard Windsor II Division 24                                 15       48        82        180

EXAMPLE #2 -- If you surrender Portfolio Director Plus at the end of the period shown:

--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $ 61     $ 94      $126       $167
AGSPC Capital Conservation Division 7                           61       94       126        167
AGSPC Government Securities Division 8                          61       94       126        167
AGSPC Growth Division 15                                        64      103       142        200
AGSPC Growth & Income Division 16                               63      102       140        196
AGSPC International Equities Division 11                        59       90       119        151
AGSPC International Government Bond Division 13                 61       94       127        168
AGSPC MidCap Index Division 4                                   59       88       116        147
AGSPC Money Market Division 6                                   61       94       126        167
AGSPC Science & Technology Division 17                          65      106       147        212
AGSPC Small Cap Index Division 14                               59       89       118        150
AGSPC Social Awareness Division 12                              61       94       126        167
AGSPC Stock Index Division 10                                   59       87       114        141
American Century Ultra Division 31                              66      109       152        221
American General Balanced Division 42                           61       95       128        170
American General Conservative Growth Lifestyle Division 50      54       72        89         87
American General Core Bond Division 58                          61       94       127        168
American General Domestic Bond Division 43                      61       94       126        166
American General Growth Lifestyle Division 48                   54       72        89         87
American General High Yield Bond Division 60                    63      100       137        189
American General International Growth Division 33               64      105       145        207
American General International Value Division 34                63      101       139        195
American General Large Cap Growth Division 39                   61       96       130        175
American General Large Cap Value Division 40                    61       95       127        169
American General Mid Cap Growth Division 37                     61       94       126        167
American General Mid Cap Value Division 38                      63      102       140        196
American General Moderate Growth Lifestyle Division 49          54       72        89         87
American General Money Market Division 44                       59       87       114        141
American General Small Cap Growth Division 35                   64      105       145        208
American General Small Cap Value Division 36                    63      100       136        188
American General Socially Responsible Division 41               59       87       114        141
American General Strategic Bond Division 59                     62       97       131        178
Dreyfus Variable Investment Fund -- Small Cap Division 18       64      104       143        203
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56            70      121       174        265
  Evergreen Small Cap Value -- Class A Division 55              72      127       185        287
  Evergreen Value -- Class A Division 57                        65      108       150        217
Founders Growth Division 30                                     66      110       154        226
Neuberger Berman Guardian Trust Division 29                     64      104       143        203
Putnam Global Growth -- Class A Shares Division 28              67      113       159        236
Putnam New Opportunities -- Class A Shares Division 26          65      107       149        215
Putnam OTC & Emerging Growth -- Class A Shares Division 27      65      108       150        217
Scudder Growth and Income Division 21                           63      100       137        189
T. Rowe Price Small-Cap Stock Division 51                       68      115       163        244
Templeton Foreign -- Class A Division 32                        66      111       156        230
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19             65      108       152        220
  Templeton International -- Class 1 Division 20                66      111       156        229
Vanguard Long-Term Corporate Division 22                        58       87       113        140
Vanguard Long-Term Treasury Division 23                         58       86       112        137
Vanguard LifeStrategy Conservative Growth Division 54           58       85       111        134
Vanguard LifeStrategy Growth Division 52                        58       85       111        134
Vanguard LifeStrategy Moderate Growth Division 53               58       85       111        134
Vanguard Wellington Division 25                                 61       95       127        169
Vanguard Windsor II Division 24                                 62       98       132        180


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY

--------------------------------------------------------------------------------
Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director Plus offers a choice from among 53 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
-----------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                       Guaranteed high current interest    --                      --
OPTIONS             Account Plus                income
                    ---------------------------------------------------------------------------------------------------------------
                    Short-Term                  Guaranteed current interest income  --                      --
                    Fixed Account
-----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT            INVESTMENT
                    OPTIONS                     STRATEGY                            ADVISER                 SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC International         Growth through investments          VALIC                   N/A
EQUITY              Equities Fund*              tracking the EAFE Index
                    ---------------------------------------------------------------------------------------------------------------
FUNDS


                    AGSPC MidCap                Growth through investments          VALIC                   Bankers Trust
                    Index Fund*                 tracking the S&P MidCap 400(R)                              Company(1)
                                                Index
                    ---------------------------------------------------------------------------------------------------------------


                    AGSPC Small Cap             Growth through investments          VALIC                   Bankers Trust
                    Index Fund*                 tracking the Russell 2000(R) Index                          Company(1)
                    ---------------------------------------------------------------------------------------------------------------


                    AGSPC Stock                 Growth through investments          VALIC                   Bankers Trust
                    Index Fund*                 tracking the S&P 500(R) Index                               Company(1)
-----------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth Fund*          Growth through investments in       VALIC                   T. Rowe Price
MANAGED                                         service sector companies                                    Associates, Inc.
                    ---------------------------------------------------------------------------------------------------------------
EQUITY              AGSPC Growth & Income       Growth and income through           VALIC                   N/A
FUNDS               Fund*                       investments in stocks or
                                                securities convertible into stocks
                    ---------------------------------------------------------------------------------------------------------------
                    American Century            Capital growth through investments  American Century        N/A
                    Ultra Fund                  in common stock                     Investment Management,
                                                                                    Inc.
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Long-term capital appreciation by   VALIC                   Jacobs Asset
                    International Growth        investing in equity securities of                           Management
                    Fund**                      non-U.S. companies, the majority
                                                of which are expected to be in
                                                developed markets
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Growth of capital and future        VALIC                   Capital Guardian Trust
                    International Value         income through investments in                               Company
                    Fund**                      securities of non-U.S. issuers and
                                                securities whose principal markets
                                                are outside of the United States
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Long-term growth through a broadly  VALIC                   Goldman Sachs Asset
                    Large Cap Growth            diversified portfolio of equity                             Management
                    Fund**                      securities of large cap U.S.
                                                issuers
                    ---------------------------------------------------------------------------------------------------------------


                    American General            Total returns exceeding overtime    VALIC                   State Street Bank &
                    Large Cap Value Fund**      the Russell 1000(R) Value Index                             Trust Company/State
                                                through investments in equity                               Street Global Advisors
                                                securities
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Growth through investments in       VALIC                   Brown Capital
                    Mid Cap Growth Fund**       medium capitalization equity                                Management Inc.
                                                securities
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Growth through investments in       VALIC                   Neuberger Berman
                    Mid Cap Value Fund**        equity securities of medium                                 Management Inc.
                                                capitalization companies
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Long-term growth through            VALIC                   JP Morgan Investment
                    Small Cap Growth            investments in equity securities                            Management Inc.
                    Fund**                      of small capitalization growth
                                                companies
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Maximum long-term return through    VALIC                   Fiduciary Management
                    Small Cap Value Fund**      investments in small                                        Associates, Inc. and
                                                capitalization companies                                    Bankers Trust
                                                                                                            Company(1)
-----------------------------------------------------------------------------------------------------------------------------------
  * A series of American General Series Portfolio Company ("AGSPC").
 ** A series of American General Series Portfolio Company 3 ("AGSPC 3").
 (1) Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998,
     Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust
     Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the
     AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval and the Trustees of AGSPC 3 also approved a new investment sub-advisory agreement with Bankers Trust
     Company, which is not subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the
     Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------


                    VARIABLE ACCOUNT            INVESTMENT
                    OPTIONS                     STRATEGY                            ADVISER                 SUB-ADVISER
                    ---------------------------------------------------------------------------------------------------------------
                    Dreyfus Variable            Growth through investments in       The Dreyfus Corporation N/A
                    Investment Fund --          smaller companies
                    Small Cap Portfolio
                    ---------------------------------------------------------------------------------------------------------------
                    Evergreen Growth and        Return composed of capital          Evergreen Asset         N/A
                    Income Fund -- Class        appreciation in value of its        Management Corp.
                    A***                        shares and current income
                    ---------------------------------------------------------------------------------------------------------------
                    Evergreen Small Cap         Return consisting of current        Evergreen Asset         N/A
                    Value Fund -- Class         income and capital appreciation in  Management Corp.
                    A***                        value of its shares
                    ---------------------------------------------------------------------------------------------------------------
                    Evergreen Value             Long-term capital appreciation      Capital Management      N/A
                    Fund -- Class A***          with current income as secondary    Group of First Union
                                                objective                           National Bank
                    ---------------------------------------------------------------------------------------------------------------
                    Founders                    Long-term growth of capital         Founders                N/A
                    Growth                      through investment in common        Asset
                    Fund                        stocks of well established,         Management LLC
                                                high-quality growth companies
                    ---------------------------------------------------------------------------------------------------------------
                    Neuberger Berman            Capital appreciation, and           Neuberger Berman        Neuberger
                    Guardian Trust              secondarily                         Management Inc.         Berman, LLC
                                                current income by investing
                                                primarily
                                                in common stocks of
                                                large-capitalization companies
                    ---------------------------------------------------------------------------------------------------------------
                    Putnam Global               Capital appreciation through a      Putnam Investment       N/A
                                                globally
                    Growth Fund -- Class A      diversified portfolio of common     Management Inc.
                    Shares                      stocks
                    ---------------------------------------------------------------------------------------------------------------
                    Putnam New                  Long-term capital appreciation      Putnam Investment       N/A
                    Opportunities Fund --       through investment in common stock  Management Inc.
                    Class A Shares
                    ---------------------------------------------------------------------------------------------------------------
                    Putnam OTC &                Capital appreciation through        Putnam Investment       N/A
                    Emerging Growth             investments in common stocks of     Management Inc.
                    Fund -- Class A Shares      small-to-medium companies
                    ---------------------------------------------------------------------------------------------------------------
                    Scudder Growth              Long-term growth of capital,        Scudder Kemper          N/A
                                                current
                    and Income Fund             income and growth of income         Investments, Inc.
                    ---------------------------------------------------------------------------------------------------------------
                    T. Rowe Price               Long-term capital growth through    T. Rowe Price           N/A
                    Small-Cap Stock Fund        investments in securities of small  Associates, Inc.
                                                to medium-sized companies
                    ---------------------------------------------------------------------------------------------------------------
                    Templeton Foreign           Long-term capital growth; invests   Templeton Global        N/A
                    Fund -- Class A             primarily in equity securities of   Advisors Limited
                                                companies outside the U.S.,
                                                including emerging markets
                    ---------------------------------------------------------------------------------------------------------------
                    Templeton                   Long-term capital growth; invests   Templeton Investment    N/A
                    International               primarily in stocks and debt        Counsel, Inc.
                    Fund - Class 1****          obligations of companies outside
                                                the U.S., including emerging
                                                markets
                    ---------------------------------------------------------------------------------------------------------------
                    Vanguard                    Growth and income through           Vanguard                N/A
                    Windsor II Fund             investment in common stock
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED            American General            Conservation of principal and       VALIC                   Capital Guardian Trust
FUNDS               Balanced Fund**             long-term growth of capital and                             Company
                                                income through investments in
                                                fixed income and equity securities
                    ---------------------------------------------------------------------------------------------------------------
                    Vanguard                    Income and growth through 30 to     Vanguard                N/A
                                                40%
                    Wellington                  investment in high quality
                                                corporate bonds
                    Fund                        and 60 to 70% investment in common
                                                stocks
-----------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC Capital               Income and possible growth through  VALIC                   N/A
FUNDS               Conservation Fund*          investments in high quality debt
                                                securities
                    ---------------------------------------------------------------------------------------------------------------
                    AGSPC Government            Income and possible growth through  VALIC                   N/A
                    Securities Fund*            investments in intermediate and
                                                long-term government debt
                                                securities
                    ---------------------------------------------------------------------------------------------------------------
                    AGSPC International         Income and possible growth through  VALIC                   N/A
                    Government                  investments in high quality
                                                foreign
                    Bond Fund*                  government debt securities
                    ---------------------------------------------------------------------------------------------------------------
                    American General Core       Maximum income through investment   VALIC                   American General
                    Bond Fund**                 in medium to high quality fixed                             Investment Management,
                                                income securities                                           L.P.
                    ---------------------------------------------------------------------------------------------------------------
                    American General            High income and total return        VALIC                   Capital Guardian Trust
                    Domestic Bond Fund**        consistent with conservation of                             Company
                                                capital through investments in
                                                fixed income securities and other
                                                income producing securities
-----------------------------------------------------------------------------------------------------------------------------------
  * A series of AGSPC.
 ** A series of AGSPC 3.
 *** A series of Evergreen Equity Trust.
**** A series of Templeton Variable Products Series Fund.

--------------------------------------------------------------------------------


                    VARIABLE ACCOUNT            INVESTMENT
                    OPTIONS                     STRATEGY                            ADVISER                 SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
                    American General High       High total return and income        VALIC                   American General
                    Yield Bond Fund**           consistent with conservation of                             Investment Management,
                                                capital through investment in high                          L.P.
                                                yield fixed income securities
                    ---------------------------------------------------------------------------------------------------------------
                    American General            High level of total return and      VALIC                   American General
                    Strategic Bond Fund**       income consistent with                                      Investment Management,
                                                conservation of capital through                             L.P.
                                                investment in income-producing
                                                securities
                    ---------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term          Income through investment           Vanguard                N/A
                    Corporate Fund              in long-term high quality
                                                corporate bonds
                    ---------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term          Income through investment in        Vanguard                N/A
                    Treasury Fund               long-term U.S. Treasury bonds
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &             Growth through investments in       VALIC                   T. Rowe Price
FUNDS               Technology Fund*            stocks of companies which benefit                           Associates, Inc.
                                                from development of science and
                                                technology
                    ---------------------------------------------------------------------------------------------------------------
                    AGSPC Social                Growth through investments in       VALIC                   N/A
                    Awareness Fund*             stocks of companies meeting social
                                                criteria of the Fund
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Growth through investments in       VALIC                   N/A
                    Socially Responsible        stocks of companies meeting social
                    Fund**                      criteria of the Fund
-----------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money                 Income through investments in       VALIC                   N/A
MARKET              Market                      short-term money market
FUNDS               Fund*                       securities
                    ---------------------------------------------------------------------------------------------------------------
                    American General Money      Income through investments in       VALIC                   N/A
                    Market Fund**               short-term money market securities
-----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE           American General            Current income and a low to         VALIC                   N/A
FUNDS               Conservative Growth         moderate level of growth through
                    Lifestyle Fund**            investments in American General
                                                Series Portfolio Company Funds
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Growth through investments in       VALIC                   N/A
                    Growth                      American General Series Portfolio
                    Lifestyle Fund**            Company Funds
                    ---------------------------------------------------------------------------------------------------------------
                    American General            Growth and current income through   VALIC                   N/A
                    Moderate Growth             investments in American General
                    Lifestyle Fund**            Series Portfolio Company Funds
                    ---------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy       Current income and low-to-moderate  Vanguard                N/A
                    Conservative                growth of capital
                    Growth Fund
                    ---------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy       Growth of capital                   Vanguard                N/A
                    Growth Fund
                    ---------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy       A reasonable level of income and    Vanguard                N/A
                    Moderate Growth Fund        long-term growth of capital and
                                                income
-----------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset Allocation      Maximum return through investments  VALIC                   N/A
ALLOCATION          Fund*                       in a mix of stocks, bonds and
FUNDS                                           money market securities
                    ---------------------------------------------------------------------------------------------------------------
                    Templeton Asset             High level of total return;         Templeton Investment    N/A
                    Allocation Fund --          through a flexible policy of        Counsel, Inc.
                    Class 1****                 investing in stocks and debt
                                                obligations of any nation,
                                                including emerging markets, and
                                                money market instruments
-----------------------------------------------------------------------------------------------------------------------------------
  * A series of AGSPC.
 ** A series of AGSPC 3.
**** A series of Templeton Variable Products Series Fund.

--------------------------------------------------------------------------------

A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA

--------------------------------------------------------------------------------


                                    AGSPC          AGSPC           AGSPC                         AGSPC           AGSPC
                                    ASSET         CAPITAL       GOVERNMENT        AGSPC         GROWTH &     INTERNATIONAL
                                 ALLOCATION     CONSERVATION    SECURITIES        GROWTH         INCOME        EQUITIES
                                 DIVISION 5      DIVISION 7     DIVISION 8     DIVISION 15    DIVISION 16     DIVISION 11
                                 ----------     ------------    ----------     -----------    -----------    -------------
December 31, 1998
 Purchase Units in Force             31,350              --             --       4,324,799             --             --
 Purchase Unit Value             $ 3.882024      $ 2.138060     $ 2.164605      $ 2.448443     $ 2.219368     $ 1.481352
September 22, 1998
 Purchase Unit Value(1)          $ 3.497989      $ 2.098635     $ 2.149706      $ 1.938540     $ 1.786564     $ 1.226638

                                    AGSPC
                                INTERNATIONAL                      AGSPC
                                 GOVERNMENT         AGSPC          MONEY
                                    BOND        MIDCAP INDEX       MARKET
                                 DIVISION 13    DIVISION 4(2)    DIVISION 6
                                -------------   -------------    ----------
December 31, 1998
 Purchase Units in Force            408,156              --       5,325,479
 Purchase Unit Value             $ 1.751922      $ 5.183213      $ 1.786658
September 22, 1998
 Purchase Unit Value(1)          $ 1.675623      $ 4.059808      $ 1.766523


------------


(1) Purchase Unit Value At Date of Inception.



(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.

--------------------------------------------------------------------------------

                                                                                                 AMERICAN
                                                                                                 GENERAL
      AGSPC          AGSPC          AGSPC                          AMERICAN       AMERICAN     CONSERVATIVE     AMERICAN
    SCIENCE &      SMALL CAP        SOCIAL          AGSPC          CENTURY        GENERAL         GROWTH        GENERAL
    TECHNOLOGY       INDEX        AWARENESS      STOCK INDEX        ULTRA         BALANCED      LIFESTYLE      CORE BOND
   DIVISION 17    DIVISION 14    DIVISION 12    DIVISION 10(3)   DIVISION 31    DIVISION 42    DIVISION 50    DIVISION 58
   -----------    -----------    -----------    --------------   -----------    -----------    -----------    -----------
     3,228,389         58,825      1,218,871       6,859,835       8,116,612             --             --             --
    $ 3.241847     $ 2.125983     $ 3.825649      $ 4.875028      $ 1.737734     $ 1.170920     $ 1.162825     $ 1.029846
    $ 2.224499     $ 1.824939     $ 3.189972      $ 4.055730      $ 1.415646     $ 1.021530     $ 1.025529     $ 1.012533


                   AMERICAN       AMERICAN
      AGSPC        GENERAL        GENERAL
    SCIENCE &      DOMESTIC        GROWTH
    TECHNOLOGY       BOND        LIFESTYLE
   DIVISION 17   DIVISION 43    DIVISION 48
   -----------   -----------    -----------
     3,228,389            --             --
    $ 3.241847    $ 1.045141     $ 1.193346
    $ 2.224499    $ 1.017530     $ 1.014536


------------


(3) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------


                                                               AMERICAN        AMERICAN
                                                AMERICAN        GENERAL         GENERAL        AMERICAN        AMERICAN
                                              GENERAL HIGH   INTERNATIONAL   INTERNATIONAL   GENERAL LARGE   GENERAL LARGE
                                               YIELD BOND       GROWTH           VALUE        CAP GROWTH       CAP VALUE
                                              DIVISION 60     DIVISION 33     DIVISION 34     DIVISION 39     DIVISION 40
                                              -----------     -----------     -----------     -----------     -----------
December 31, 1998
 Purchase Units in Force                               --              --              --              --              --
 Purchase Unit Value                            $1.053808       $1.052437       $1.150676       $1.241613       $1.247414
September 22, 1998
 Purchase Unit Value(1)                         $1.000539       $0.941565       $0.945563       $1.011535       $1.070508


                                               AMERICAN       AMERICAN
                                             GENERAL MID    GENERAL MID
                                              CAP GROWTH     CAP VALUE
                                             DIVISION 37    DIVISION 38
                                             -----------    -----------
December 31, 1998
 Purchase Units in Force                              --             --
 Purchase Unit Value                           $1.348594      $1.255563
September 22, 1998
 Purchase Unit Value(1)                        $1.069509      $1.049518


------------


(1) Purchase Unit Value At Date of Inception.

--------------------------------------------------------------------------------

                                                                                             DREYFUS
                                                                                             VARIABLE
    AMERICAN                                                                                INVESTMENT
     GENERAL       AMERICAN      AMERICAN       AMERICAN       AMERICAN       AMERICAN         FUND
    MODERATE       GENERAL        GENERAL       GENERAL        GENERAL        GENERAL      ------------
     GROWTH         MONEY        SMALL CAP     SMALL CAP       SOCIALLY      STRATEGIC      SMALL CAP
    LIFESTYLE       MARKET        GROWTH         VALUE       RESPONSIBLE        BOND        PORTFOLIO
   DIVISION 49   DIVISION 44    DIVISION 35   DIVISION 36    DIVISION 41    DIVISION 59    DIVISION 18
   -----------   -----------    -----------   -----------    -----------    -----------    -----------
           --            --             --            --             --             --             --
    $1.186235     $1.013993      $1.350262     $1.166035      $1.278609      $1.050579      $1.712073
    $1.025530     $1.002447      $1.075508     $1.035526      $1.065511      $1.011533      $1.429642


                             EVERGREEN EQUITY TRUST
    AMERICAN    ------------------------------------------------
     GENERAL
    MODERATE      EVERGREEN        EVERGREEN
     GROWTH       GROWTH AND       SMALL CAP        EVERGREEN
    LIFESTYLE       INCOME           VALUE            VALUE
   DIVISION 49  DIVISION 56(4)   DIVISION 55(4)   DIVISION 57(4)
   -----------  --------------   --------------   --------------
           --             --               --               --
    $1.186235             --               --               --
    $1.025530             --               --               --


------------


(4) No Selected Purchase Unit Data available at this time.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------

                                                   NEUBERGER      PUTNAM                         PUTNAM OTC      SCUDDER
                                                    BERMAN        GLOBAL         PUTNAM NEW      & EMERGING      GROWTH
                                     FOUNDERS      GUARDIAN      GROWTH --    OPPORTUNITIES --    GROWTH --        AND
                                      GROWTH         TRUST        CLASS A         CLASS A          CLASS A       INCOME
                                    DIVISION 30   DIVISION 29   DIVISION 28     DIVISION 26      DIVISION 27   DIVISION 21
                                    -----------   -----------   -----------   ----------------   -----------   -----------
December 31, 1998
 Purchase Units in Force             7,720,189     1,012,671     6,153,771       10,725,927       3,092,839     4,494,004
 Purchase Unit Value                 $1.633282     $1.368269     $1.549587        $1.434946       $1.098295     $1.542160
September 22, 1998
 Purchase Unit Value(1)              $1.368506     $1.144758     $1.266657        $1.124122       $0.859512     $1.378514


                                    T. ROWE PRICE    TEMPLETON
                                      SMALL-CAP      FOREIGN --
                                        STOCK         CLASS A
                                     DIVISION 51    DIVISION 32
                                    -------------   ------------
December 31, 1998
 Purchase Units in Force                      --      5,437,288
 Purchase Unit Value                   $1.141641      $1.094954
September 22, 1998
 Purchase Unit Value(1)                $1.028606      $0.944980


------------


(1) Purchase Unit Value At Date of Inception.

--------------------------------------------------------------------------------

     TEMPLETON VARIABLE PRODUCTS
             SERIES FUND
   --------------------------------
     TEMPLETON                          VANGUARD      VANGUARD      VANGUARD                      VANGUARD
       ASSET          TEMPLETON       LIFESTRATEGY      LONG-         LONG-        VANGUARD     LIFESTRATEGY
   ALLOCATION --   INTERNATIONAL --   CONSERVATIVE      TERM          TERM       LIFESTRATEGY     MODERATE       VANGUARD
      CLASS 1          CLASS 1           GROWTH       CORPORATE     TREASURY        GROWTH         GROWTH       WELLINGTON
    DIVISION 19      DIVISION 20      DIVISION 54    DIVISION 22   DIVISION 23   DIVISION 52    DIVISION 53    DIVISION 25
   -------------   ----------------   -----------    -----------   -----------   -----------    -----------    -----------
             --               --               --     2,949,044     3,682,809             --             --     19,636,072
      $1.728553        $1.721198        $1,084591     $1.312731     $1.349397      $1.168716      $1.126506      $1.529797
      $1.429596        $1.484376        $1.023206     $1.294131     $1.340270      $1.032908      $1.023505      $1.423024

     TEMPLETO

   ----------
     TEMPLETO
       ASSET
   ALLOCATION    VANGUARD
      CLASS 1   WINDSOR II
    DIVISION   DIVISION 24
   ----------  -----------
                13,800,156
      $1.7285    $1.723020
      $1.4295    $1.509170


------------


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty-three Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

All inquiries regarding
PORTFOLIO DIRECTOR PLUS
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.


DISTRIBUTION OF THE CONTRACTS



A.G. Distributors, Inc. ("A.G. Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.



A.G. Distributors-our address
is 2929 Allen Parkway,
Houston, Texas 77019


For more information about


A.G. DISTRIBUTORS, see the Statement


of Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director Plus enables you to participate in Divisions that represent fifty-three Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all fifty-three Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director Plus and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 13 funds, for which VALIC serves as investment adviser, for 3 of such funds, Bankers Trust Company serves as sub-adviser and for 2 of such funds, T. Rowe Price Associates, Inc. serves as sub-adviser.


- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser and, for 13 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Bankers Trust Company, Brown Capital Management, Inc., Capital Guardian Trust Company, Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, J.P. Morgan Investment Management Inc., Jacobs Asset Management, Neuberger Berman Management Inc. and State Street Bank & Trust Company/State Street Global Advisors.

- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.

- Evergreen Equity Trust -- offers 3 funds for which either Evergreen Asset Management Corp. or the Capital Management Group of First Union National Bank serve as investment adviser.

- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.

- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- Templeton Variable Products Series Fund -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twenty-two of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

Each of these Funds (except for AGSPC's International Government Bond Fund, the American General Lifestyle Funds and the Vanguard LifeStrategy Portfolios, each of which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for certain Divisions for a 1, 3, 5 and 10 year period, if available. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception. We will show the Standard Average Annual Return for Divisions 51-57, which recently commenced operations when it becomes available. The performance information in the tables and graphs will reflect a deduction for separate


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

--------------------------------------------------------------------------------


account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for certain Funds (Divisions 18-20) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994. The returns shown in the tables for certain Funds (Divisions 21-32) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. The returns shown in the tables for certain Funds (Divisions 51-54) reflect actual historical performance of the related Separate Account Division since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998. The returns shown in the tables for certain Funds (Divisions 55-57) reflect actual historical performance of the related Funds since inception of each Fund. Since the AGSPC 3 Funds recently commenced operations no actual performance exists. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.


The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown.

For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

AGSPC ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,601
        12/31/90             11,232
        12/31/91             13,516
        12/31/92             13,311
        12/31/93             14,428
        12/31/94             14,127
        12/31/95             17,481
        12/31/96             19,263
        12/31/97             23,424
        12/31/98             27,504


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC CAPITAL CONSERVATION FUND**
(Division 7)

---------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,083
        12/31/90             10,964
        12/31/91             12,740
        12/31/92             13,728
        12/31/93             15,249
        12/31/94             14,205
        12/31/95             17,015
        12/31/96             17,176
        12/31/97             18,497
        12/31/98             19,701


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund. The Standard Average Annual Total Return for the Division for the 1, 3, 5 and 10 year period was 12.35%, 15.00%, 13.10% and 10.59%, respectively. The Division commenced operations on September 6, 1983.



** The Standard Average Annual Total Return for the AGSPC Capital Conservation
   Fund Division 7 for the 1, 3, 5 and 10 year period was 1.66%, 3.41%, 4.37% and 6.96%, respectively. The Division commenced operations on January 16, 1986.

AGSPC GOVERNMENT SECURITIES FUND*
(Division 8)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,123
        12/31/90             11,691
        12/31/91             13,304
        12/31/92             14,148
        12/31/93             15,549
        12/31/94             14,733
        12/31/95             17,165
        12/31/96             17,354
        12/31/97             18,747
        12/31/98             20,262


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC GROWTH FUND**
(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,032
        12/31/95             14,706
        12/31/96             17,410
        12/31/97             20,893
        12/31/98             24,484


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the AGSPC Government Securities Fund Division 8 for the 1, 3, 5 and 10 year period was 3.16%, 4.11%, 4.56% and 7.26%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Growth Fund Division
   15 for the 1 and 3 year period and since inception was 12.12%, 17.26% and 20.53%, respectively. The Division commenced operations on April 29, 1994.

AGSPC GROWTH & INCOME
FUND*
(Division 16)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94              9,945
        12/31/95             13,003
        12/31/96             15,903
        12/31/97             19,530
        12/31/98             22,194


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC INTERNATIONAL
EQUITIES FUND**
(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,289
        12/31/90              8,158
        12/31/91              8,995
        12/31/92              7,725
        12/31/93              9,949
        12/31/94             10,656
        12/31/95             11,708
        12/31/96             12,404
        12/31/97             12,575
        12/31/98             14,814


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the AGSPC Growth & Income Fund Division 16 for the 1 and 3 year period and since inception was 8.57%, 18.26% and 17.97%, respectively. The Division commenced operations on April 29, 1994.



** The Standard Average Annual Total Return for the AGSPC International Equities
   Fund Division 11 for the 1, 3 and 5 year period and since inception was 12.73%, 6.65%, 7.49% and 4.28%, respectively. The Division commenced operations on October 2, 1989.

AGSPC INTERNATIONAL
GOVERNMENT BOND FUND*
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,909
        12/31/92             11,154
        12/31/93             12,635
        12/31/94             13,092
        12/31/95             15,427
        12/31/96             15,976
        12/31/97             15,083
        12/31/98             17,519


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC MIDCAP INDEX FUND**
(Division 4)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index***.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             11,166
        12/31/92             12,170
        12/31/93             13,628
        12/31/94             13,014
        12/31/95             16,846
        12/31/96             19,846
        12/31/97             25,931
        12/31/98             30,608


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991
                                    [CHART]


                            PERIOD ENDED DECEMBER 31



  * The Standard Average Annual Total Return for the AGSPC International Government Bond Fund Division 13 for the 1, 3 and 5 year period and since inception was 11.09, 2.72%, 5.91% and 7.98%, respectively. The Division commenced operations on October 1, 1991.



 ** The Standard Average Annual Total Return for the AGSPC MidCap Index Fund
    Division 4 for the 1, 3 and 5 year period and since inception was 12.97%, 20.83%, 16.97% and 16.62%, respectively. On October 1, 1991, the Fund underlying the AGSPC MidCap Index Fund Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


*** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). The AGSPC MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AGSPC MONEY MARKET FUND*
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,812
        12/31/90             11,573
        12/31/91             12,116
        12/31/92             12,409
        12/31/93             12,641
        12/31/94             13,016
        12/31/95             13,629
        12/31/96             14,198
        12/31/97             14,812
        12/31/98             15,454


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC SCIENCE &
TECHNOLOGY FUND**
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,489
        12/31/95             20,016
        12/31/96             22,596
        12/31/97             22,994
        12/31/98             32,418


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.42), 2.66%, 3.17% and 4.39%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Science & Technology
   Fund Division 17 for the 1 and 3 year period and since inception was 35.91%, 16.15% and 28.14%, respectively. The Division commenced operations on April 29, 1994.

AGSPC SMALL CAP INDEX FUND*
(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.**


Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92             11,141
        12/31/93             12,809
        12/31/94             12,284
        12/31/95             15,551
        12/31/96             18,004
        12/31/97             21,855
        12/31/98             21,260


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC
SOCIAL AWARENESS FUND***
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,105
        12/31/90              9,902
        12/31/91             12,558
        12/31/92             12,873
        12/31/93             13,779
        12/31/94             13,473
        12/31/95             18,563
        12/31/96             22,824
        12/31/97             30,296
        12/31/98             38,256


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]


                            PERIOD ENDED DECEMBER 31



  * The Standard Average Annual Total Return for the AGSPC Small Cap Index Fund Division 14 for the 1, 3 and 5 year period and since inception was (7.15)%, 9.55%, 9.93% and 11.91%, respectively. The Division commenced operations on May 1, 1992.


 ** The RussellH Index is a trademark/servicemark of the Frank Russell Trust
    Company. Russell(TM) is a trademark of the Frank Russell Company.


*** The Standard Average Annual Total Return for the AGSPC Social Awareness Fund
    Division 12 for the 1, 3 and 5 year period and since inception was 21.21%, 26.15%, 22.14% and 15.55%, respectively. The Division commenced operations on October 2, 1989.

AGSPC STOCK INDEX FUND*
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)**.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,809
        12/31/90             12,216
        12/31/91             15,626
        12/31/92             16,530
        12/31/93             18,015
        12/31/94             17,996
        12/31/95             24,502
        12/31/96             29,826
        12/31/97             39,364
        12/31/98             50,146


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AMERICAN CENTURY ULTRA FUND***

Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             13,570
        12/31/90             14,713
        12/31/91             27,171
        12/31/92             27,281
        12/31/93             32,940
        12/31/94             31,481
        12/31/95             42,951
        12/31/96             48,377
        12/31/97             58,995
        12/31/98             78,707


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



  * The Standard Average Annual Total Return for the AGSPC Stock Index Fund Division 10 for the 1, 3, 5 and 10 year period was 22.32%, 25.85%, 22.21% and 17.44%, respectively. The Division commenced operations on April 20, 1987.


 ** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.


*** The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Standard Average Annual Total Return for the American Century Ultra Fund Division 31 for the 1 year period and since inception was 28.34% and 21.91%, respectively. The Division commenced operations on July 1, 1996.

AMERICAN GENERAL
BALANCED FUND*
(Division 42)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

AMERICAN GENERAL CONSERVATIVE
GROWTH LIFESTYLE FUND*
(Division 50)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 5% to 15% of its assets to international equity securities, 5% to 15% to small capitalization equity securities, 5% to 15% to medium capitalization equity securities, 25% to 35% to large capitalization equity securities and 30% to 50% to bonds.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL CORE
BOND FUND*
(Division 58)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

AMERICAN GENERAL DOMESTIC
BOND FUND*
(Division 43)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment primarily in investment grade fixed income securities and other income producing securities.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL GROWTH
LIFESTYLE FUND*
(Division 48)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 25% to 35% of its assets to international equity securities, 15% to 25% to small capitalization equity securities, 10% to 20% to medium capitalization equity securities, 25% to 35% to large capitalization equity securities and 5% to 15% to bonds.

AMERICAN GENERAL HIGH
YIELD BOND FUND*
(Division 60)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND*
(Division 33)

---------------------------------------------------------------
INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

AMERICAN GENERAL INTERNATIONAL
VALUE FUND*
(Division 34)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL LARGE CAP
GROWTH FUND*
(Division 39)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

AMERICAN GENERAL LARGE CAP
VALUE FUND*
(Division 40)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the Russell 1000(R) Value

Index through investments in equity securities.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL MID CAP
GROWTH FUND*
(Division 37)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary objective.

AMERICAN GENERAL MID CAP
VALUE FUND*
(Division 38)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL MODERATE
GROWTH LIFESTYLE FUND*
(Division 49)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 10% to 20% of its assets to international equity securities, 10% to 20% to small capitalization equity securities, 10% to 20% to medium capitalization equity securities, 25% to 30% to large capitalization equity securities and 20% to 30% to bonds.

AMERICAN GENERAL MONEY
MARKET FUND*
(Division 44)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL SMALL CAP
GROWTH FUND*
(Division 35)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.

AMERICAN GENERAL SMALL CAP
VALUE FUND*
(Division 36)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL SOCIALLY
RESPONSIBLE FUND*
(Division 41)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.


AMERICAN GENERAL STRATEGIC
BOND FUND*
(Division 59)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

DREYFUS VARIABLE INVESTMENT FUND -- SMALL CAP PORTFOLIO*
(Division 18)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to maximize capital appreciation and invests principally in common stocks. This Fund will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-size companies which are believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   --------
        08/31/90            $ 10,000
        12/31/90              10,174
        12/31/91              26,135
        12/31/92              44,283
        12/31/93              73,732
        12/31/94              78,544
        12/31/95             100,521
        12/31/96             115,943
        12/31/97             134,005
        12/31/98             128,222


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

EVERGREEN GROWTH AND
INCOME FUND**
Class A
(Division 56)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to achieve a return composed of capital appreciation and current income. The Fund invests in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings or potential earnings growth.


Annual Value of a $10,000
 Stipulated Payment made
     January 3, 1995        $ Value
-------------------------   -------
        01/03/95            $10,000
        12/31/95             13,165
        12/31/96             16,131
        12/31/97             20,954
        12/31/98             21,811



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 3, 1995

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Dreyfus Variable Investment Fund -- Small Cap Portfolio Division 18 for the 1 and 3 year period and since inception was (8.67)%, 6.95% and 11.83%, respectively. The Division commenced operations on July 11, 1994.



** The Division commenced operations on January 4, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

EVERGREEN SMALL CAP

VALUE FUND*

Class A
(Division 55)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to achieve a return consisting of current income and capital appreciation. The Fund invests in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities (including convertible debt securities) of companies that, at the time of purchase, have "total market capitalization" of less than $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that at the time of purchase have a total market capitalization of $1 billion or more.


Annual Value of a $10,000
 Stipulated Payment made
     January 3, 1995        $ Value
-------------------------   -------
        01/03/95            $10,000
        12/31/95             12,786
        12/31/96             15,478
        12/31/97             20,477
        12/31/98             18,369



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 3, 1995

                                    [CHART]


EVERGREEN VALUE FUND**

Class A
(Division 57)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation with current income as a secondary objective. Normally, at least 75% of the Fund's assets will be invested in equity securities of U.S. companies with prospects for earnings growth and dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,588
        12/31/90             12,058
        12/31/91             14,967
        12/31/92             16,024
        12/31/93             17,376
        12/31/94             17,558
        12/31/95             22,962
        12/31/96             27,091
        12/31/97             33,792
        12/31/98             36,711



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


 * The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Division commenced operations on January 4, 1999. Accordingly the Standard Average Annual Total Return for the Division will be shown when it become available.



** The Division commenced operations on January 4, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

FOUNDERS GROWTH FUND*
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             14,055
        12/31/90             12,469
        12/31/91             18,223
        12/31/92             18,846
        12/31/93             23,465
        12/31/94             22,504
        12/31/95             32,489
        12/31/96             37,543
        12/31/97             47,101
        12/31/98             58,411


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Founders Growth Fund Division 30 for the 1 year period and since inception was 18.94% and 19.19%, respectively. The Division commenced operations on July 1, 1996.

NEUBERGER BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of large-capitalization companies.



Annual Value of a $10,000
 Stipulated Payment made
     August 3, 1993         $ Value
-------------------------   -------
        08/03/93            $10,000
        12/31/93             10,699
        12/31/94             10,777
        12/31/95             14,106
        12/31/96             16,468
        12/31/97             19,245
        12/31/98             19,542


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE AUGUST 3, 1993
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

PUTNAM GLOBAL GROWTH FUND**
Class A Shares
(Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,353
        12/31/90             11,131
        12/31/91             13,025
        12/31/92             12,953
        12/31/93             16,937
        12/31/94             16,661
        12/31/95             18,975
        12/31/96             21,929
        12/31/97             24,650
        12/31/98             31,487


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Neuberger Berman Guardian Trust was formerly known as the
   Neuberger&Berman Guardian Trust. The Standard Average Annual Total Return for the Neuberger Berman Guardian Trust Division 29 for the 1 year period and since inception was (3.08)% and 10.35%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam Global Growth
   Fund-Class A Division 28 for the 1 year period and since inception was 22.66% and 16.60%, respectively. The Division commenced operations on July 1, 1996.

PUTNAM NEW OPPORTUNITIES
FUND*
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,047
        12/31/91             18,348
        12/31/92             22,857
        12/31/93             30,079
        12/31/94             30,832
        12/31/95             44,723
        12/31/96             49,152
        12/31/97             59,726
        12/31/98             73,682


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

PUTNAM OTC & EMERGING
GROWTH FUND**
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
01/01/89                    $10,000
12/31/89                     12,790
12/31/90                     11,445
12/31/91                     15,984
12/31/92                     17,866
12/31/93                     23,398
12/31/94                     23,735
12/31/95                     36,699
12/31/96                     36,068
12/31/97                     41,604
12/31/98                     45,805


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Putnam New Opportunities Fund-Class A Division 26 for the 1 year period and since inception was 18.30% and 13.42%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam OTC & Emerging Growth
   Fund-Class A Division 27 for the 1 year period and since inception was 5.08% and 1.12%, respectively. The Division commenced operations on July 1, 1996.

SCUDDER GROWTH AND
INCOME FUND*
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,499
        12/31/90             12,083
        12/31/91             15,319
        12/31/92             16,605
        12/31/93             18,991
        12/31/94             19,282
        12/31/95             25,018
        12/31/96             30,227
        12/31/97             38,989
        12/31/98             41,018


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

T. ROWE PRICE SMALL-CAP STOCK FUND**
(Division 51)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investments in securities of small to medium-sized companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,789
        12/31/90              9,275
        12/31/91             12,723
        12/31/92             14,341
        12/31/93             16,804
        12/31/94             16,641
        12/31/95             22,044
        12/31/96             26,408
        12/31/97             33,665
        12/31/98             32,130



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Scudder Growth and Income Fund Division 21 for the 1 year period and since inception was 0.42% and 16.41%, respectively. The Division commenced operations on July 1, 1996.



** The Division commenced operations on September 22, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

TEMPLETON ASSET ALLOCATION FUND*
Class 1 Shares
(Division 19)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks a high level of total return. The Fund tries to achieve its investment goal through a flexible policy of investing in the following market segments: stocks and debt securities of any nation, including emerging markets, and money market instruments.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,206
        12/31/90             10,205
        12/31/91             12,892
        12/31/92             13,788
        12/31/93             17,205
        12/31/94             16,511
        12/31/95             20,014
        12/31/96             23,537
        12/31/97             26,897
        12/31/98             28,318


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

TEMPLETON FOREIGN FUND**

Class A Shares

(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. The Fund tries to achieve its investment goal by a flexible policy of investing primarily in the equity securities of companies outside the United States, including emerging markets.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,945
        12/31/90             12,458
        12/31/91             14,615
        12/31/92             14,514
        12/31/93             19,691
        12/31/94             19,605
        12/31/95             21,619
        12/31/96             25,282
        12/31/97             26,740
        12/31/98             25,236


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Templeton Asset Allocation Fund -- Class 1 Division 19 for the 1 and 3 year period and since inception was 0.49%, 10.86%, and 11.99%, respectively. The Division commenced operations on July 11, 1994.



** The Templeton Foreign Fund -- Class A Shares was formerly known as the
   Templeton Foreign Fund -- Class 1 Shares. The Standard Average Annual Total Return for the Templeton Foreign Fund -- Class A Division 32 for the 1 year period and since inception was (9.92)% and 0.99%, respectively. The Division commenced operations on July 1, 1996. On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

TEMPLETON INTERNATIONAL FUND*
Class 1 Shares
(Division 20)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to achieve long-term capital growth. The Fund invests in stocks and debt obligations of companies outside the United States, including emerging markets. Any income realized will be incidental.



Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92              9,325
        12/31/93             13,587
        12/31/94             13,141
        12/31/95             15,052
        12/31/96             18,469
        12/31/97             20,823
        12/31/98             22,524


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992
                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD LONG-TERM
CORPORATE FUND**
(Division 22)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide investors with a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests in a diversified portfolio of investment grade corporate and Government bonds. Under normal circumstances, at least 65% of the Fund's assets are invested in straight debt corporate bonds rated a minimum of Baa3 by Moody's Investor Service Inc. or BBB-by Standard and Poor's Ratings Group at the time of purchase. Additionally, at least 80% of the Fund's assets will normally be invested in a combination of investment grade corporate bonds and securities of the U.S. Government and its agencies and instrumentalities. The dollar weighted average maturity of the Fund is expected to range from 15 to 25 years.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,395
        12/31/90             11,976
        12/31/91             14,325
        12/31/92             15,560
        12/31/93             17,626
        12/31/94             16,522
        12/31/95             20,658
        12/31/96             20,550
        12/31/97             23,122
        12/31/98             25,033


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Templeton International
   Fund -- Class 1 Division 20 for the 1 and 3 year period and since inception was 3.24%, 13.03% and 12.17%, respectively. The Division commenced operations on July 11, 1994.


** The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard
   Fixed Income Securities Fund-Long-Term Corporate Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Corporate Fund Division 22 for the 1 year period and since inception was 3.33% and 8.47%, respectively. The Division commenced operations on July 1, 1996.

VANGUARD LONG-TERM
TREASURY FUND*
(Division 23)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests at least 85% of its assets in long-term securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund's assets will be invested in U.S. Treasury bills, notes and bonds. The dollar weighted average maturity of the Fund is expected to range from 15 to 30 years.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,668
        12/31/90             12,214
        12/31/91             14,190
        12/31/92             15,080
        12/31/93             17,425
        12/31/94             16,034
        12/31/95             20,635
        12/31/96             20,040
        12/31/97             22,574
        12/31/98             25,293


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD LIFESTRATEGY
CONSERVATIVE GROWTH FUND**
(Division 54)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Conservative Growth Fund allocates 25%-50% of its assets to stocks, 50%-75% of its assets to bonds, and 10%-25% of its assets to cash reserves.


Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,983
        12/31/95             12,285
        12/31/96             13,415
        12/31/97             15,507
        12/31/98             17,766



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund-Long-Term U.S. Treasury Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Treasury Fund Division 23 for the 1 year period and since inception was 6.98% and 10.12%, respectively. The Division commenced operations on July 1, 1996.



** The Division commenced operations on September 22, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

VANGUARD LIFESTRATEGY
GROWTH FUND*
(Division 52)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Growth Fund allocates 65%-90% of its assets to stocks, 10%-35% of its assets to bonds, and 0%-25% of its assets to cash reserves.


Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,963
        12/31/95             12,744
        12/31/96             14,554
        12/31/97             17,610
        12/31/98             21,131



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD LIFESTRATEGY
MODERATE GROWTH FUND*
(Division 53)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Moderate Growth Fund allocates 45%-70% of its assets to stocks, 30%-55% of its assets to bonds, and 0%-25% of its assets to cash reserves.


Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,904
        12/31/95             12,540
        12/31/96             13,986
        12/31/97             16,577
        12/31/98             19,503



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Division commenced operations on September 22, 1999. Accordingly, the Standard Average Annual Total Return for the Division will be shown when it becomes available.

VANGUARD WELLINGTON FUND*
(Division 25)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to conserve capital and provide moderate long-term growth and moderate income. The Fund invests approximately 60% to 70% of its assets in dividend-paying stocks of established, large- and medium-sized companies that, in the adviser's opinion, are undervalued but whose prospects are improving. The remaining 30% to 40% of assets are invested primarily in high-quality, longer-term corporate bonds with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,030
        12/31/90             11,573
        12/31/91             14,156
        12/31/92             15,116
        12/31/93             16,978
        12/31/94             16,721
        12/31/95             21,984
        12/31/96             25,256
        12/31/97             30,775
        12/31/98             34,122



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD WINDSOR II FUND**
(Division 24)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital by investing mainly in the equity securities of large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued and out of favor with investors. The Fund's secondary objective is to provide some dividend income.




Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,644
        12/31/90             11,267
        12/31/91             14,343
        12/31/92             15,893
        12/31/93             17,863
        12/31/94             17,473
        12/31/95             23,993
        12/31/96             29,452
        12/31/97             38,551
        12/31/98             44,385



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund. The Standard Average Annual Total Return for the Vanguard Wellington Fund Division 25 for the 1 year period and since inception was 5.83% and 15.62%, respectively. The Division commenced operations on July 1, 1996.


** The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II
   Fund. The Standard Average Annual Total Return for Vanguard Windsor II Fund Division 24 for the 1 year period and since inception was 10.07% and 21.83%, respectively. The Division commenced operations on July 1, 1996.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division option chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.





PURCHASE PAYMENTS -- an

amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 55 investment options offered in Portfolio Director Plus. This includes 2 Fixed Account Options and 53 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

Fixed Account Options

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Summary" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

Variable Account Options
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than 30 Variable Account Options, and in some cases less than 30, depending on your employer's plan and the type of annuity contract selected. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal. Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.


If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year

                    100%       At any time  If Account Value
                                            is less than or
                                            equal to $500

Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer was
                                            previously made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None

Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout

Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director Plus, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR
ADMINISTRATION AND DISTRIBUTION FEE
CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE
REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:


  - From your existing Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).


PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once

--------------------------------------------------------------------------------

revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director Plus to other contract forms are not permitted.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director Plus, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

--------------------------------------------------------------------------------

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.

COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

  - Portfolio Director Plus has 22 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the

--------------------------------------------------------------------------------

exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying trend reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted. For Divisions 51-57, which recently commenced operations, only Nonstandard Average Annual Total Returns are shown. Accordingly, the Standard Average Annual Total Return for each of these Divisions will be shown when it becomes available


CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE


Annual Change in Purchase Unit Value is a percentage change during a one year period, or since inception. This is calculated as follows:



  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;



  - The difference is divided by the Purchase Unit Value at the start of the period or year.


Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1998 was 3.84% and 4.09%, respectively.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1998 was 3.91% and 4.17%, respectively.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:
AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the six tables below.


The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.55% to 1.05% during the Purchase Period on the daily net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                  DIVISION
                                                  INCEPTION      SINCE
             FUND AND DIVISION****                  DATE       INCEPTION    10 YEARS    5 YEARS    3 YEARS    1 YEAR
             ---------------------                ---------    ---------    --------    -------    -------    ------
AGSPC Asset Allocation (Division 5)(1)..........  09/06/83          --       10.59%      13.10%     15.00%     12.35%
AGSPC Capital Conservation (Division 7).........  01/16/86          --        6.96        4.37       3.41       1.66
AGSPC Government Securities (Division 8)........  01/16/86          --        7.26        4.56       4.11       3.16
AGSPC Growth (Division 15)......................  04/29/94       20.53%         --          --      17.26      12.12
AGSPC Growth & Income (Division 16).............  04/29/94       17.97          --          --      18.26       8.57
AGSPC International Equities (Division 11)......  10/02/89        4.28          --        7.49       6.65      12.73
AGSPC International Government Bond (Division
  13)...........................................  10/01/91        7.98          --        5.91       2.72      11.09
AGSPC MidCap Index (Division 4)***..............  10/01/91***    16.62                   16.97      20.83      12.97
AGSPC Money Market (Division 6).................  01/06/86          --        4.39        3.17       2.66      (0.42)
AGSPC Science & Technology (Division 17)........  04/29/94       28.14          --          --      16.15      35.91
AGSPC Small Cap Index (Division 14).............  05/01/92       11.91          --        9.93       9.55      (7.15)
AGSPC Social Awareness (Division 12)............  10/02/89       15.55          --       22.14      26.15      21.21
AGSPC Stock Index (Division 10).................  04/20/87          --       17.44       22.21      25.85      22.32
American Century Ultra (Division 31)............  07/01/96       21.91          --          --         --      28.34
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio (Division 18).......................  07/11/94       11.83          --          --       6.95      (8.67)
Founders Growth (Division 30)...................  07/01/96       19.19          --          --         --      18.94
Neuberger Berman Guardian Trust (Division 29)...  07/01/96       10.35          --          --         --      (3.08)
Putnam Global Growth -- Class A (Division 28)...  07/01/96       16.60          --          --         --      22.66
Putnam New Opportunities -- Class A (Division
  26)...........................................  07/01/96       13.42          --          --         --      18.30
Putnam OTC & Emerging Growth -- Class A
  (Division 27).................................  07/01/96        1.12          --          --         --       5.08
Scudder Growth and Income (Division 21)(2)......  07/01/96       16.41          --          --         --       0.42
Templeton Foreign -- Class A (Division 32)......  07/01/96        0.99          --          --         --      (9.92)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1
     (Division 19)..............................  07/11/94       11.99          --          --      10.86       0.49
  Templeton International -- Class 1 (Division
     20)........................................  07/11/94       12.17          --          --      13.03       3.24
Vanguard Long-Term Corporate (Division 22)**....  07/01/96        8.47          --          --         --       3.33
Vanguard Long-Term Treasury (Division 23)**.....  07/01/96       10.12          --          --         --       6.98
Vanguard Wellington (Division 25)...............  07/01/96       15.62          --          --         --       5.83
Vanguard Windsor II (Division 24)...............  07/01/96       21.83          --          --         --      10.07


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus.


  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC 3 Funds recently commenced operations no actual performance exists. The Standard Average Annual Total Return for the Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value
     Fund -- Class A Division 55, the Evergreen Value Fund -- Class A Division 57, the T. Rowe Price Small Cap Stock Fund Division 51, the Vanguard LifeStrategy Conservative Growth Fund Division 54, the Vanguard LifeStrategy Growth Fund Division 52 and the Vanguard LifeStrategy Moderate Growth Fund Division 53 will be shown when it becomes available.



 (1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



 (2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                          FUND
                                                        INCEPTION      SINCE
                  FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  -----------------                     ---------    ---------    --------    -------     -------      ------
American Century Ultra (Division 31)..................  11/02/81            --       22.86%      18.46%      21.18%      28.34%
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18)...................  08/31/90         35.80%         --       10.99        6.95       (8.67)
Evergreen Growth and Income -- Class A (Division
  56).................................................  01/03/95         20.81          --          --       17.06       (0.65)
Evergreen Small Cap Value -- Class A (Division
  55)(1)..............................................  01/03/95         15.59          --          --       11.45      (14.38)
Evergreen Value -- Class A (Division 57)..............  04/12/85            --       13.83       15.52       15.63        3.69
Founders Growth (Division 30).........................  01/05/62            --       19.24       19.46       20.39       18.94
Neuberger Berman Guardian Trust (Division 29).........  08/03/93         13.12                   12.12       10.06       (3.08)
Putnam Global Growth -- Class A (Division 28).........  09/01/67            --       12.09       12.52       17.12       22.66
Putnam New Opportunities -- Class A (Division 26).....  08/31/90         27.04          --       19.06       16.83       18.30
Putnam OTC & Emerging Growth -- Class A (Division
  27).................................................  11/01/82            --       16.38       13.72        6.15        5.08
Scudder Growth and Income (Division 21)...............  03/15/29            --       15.10       16.04       16.64        0.42
T. Rowe Price Small-Cap Stock (Division 51)...........  06/01/50            --       12.32       13.17       12.00       (8.91)
Templeton Foreign -- Class A (Division 32)(2).........  10/05/82            --        9.64        4.19        3.71       (9.92)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division
     19)..............................................  08/24/88            --       10.91        9.74       10.86        0.49
  Templeton International -- Class 1 (Division 20)....  05/01/92         12.88          --        9.90       13.03        3.24
Vanguard LifeStrategy Conservative Growth (Division
  54).................................................  09/30/94         13.65          --          --       11.70        9.50
Vanguard LifeStrategy Growth (Division 52)............  09/30/94         18.51          --          --       17.09       14.93
Vanguard LifeStrategy Moderate Growth (Division 53)...  09/30/94         16.24          --          --       14.54       12.59
Vanguard Long-Term Corporate (Division 22)**..........  07/09/73            --        9.55        6.44        5.06        3.33
Vanguard Long-Term Treasury (Division 23)**...........  05/19/86            --        9.66        6.92        5.48        6.98
Vanguard Wellington (Division 25).....................  07/01/29            --       13.00       14.34       14.46        5.83
Vanguard Windsor II (Division 24).....................  06/24/85            --       16.01       19.41       21.57       10.07


---------------


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. The Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                            DIVISION
                                                            INCEPTION     SINCE
                  FUND AND DIVISION****                       DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ---------------------                     ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5).......................  09/06/83         --      10.65%     13.77%    16.31%   17.42%
AGSPC Capital Conservation (Division 7)...................  01/16/86         --       7.02       5.26      5.01     6.51
AGSPC Government Securities (Division 8)..................  01/16/86         --       7.32       5.44      5.68     8.08
AGSPC Growth (Division 15)................................  04/29/94      21.14%        --         --     18.52    17.19
AGSPC Growth & Income (Division 16).......................  04/29/94      18.61         --         --     19.51    13.64
AGSPC International Equities (Division 11)................  10/02/89       4.34         --       8.29      8.16    17.80
AGSPC International Government Bond (Division 13).........  10/01/91       8.04         --       6.75      4.33    16.15
AGSPC MidCap Index (Division 4)***........................  10/01/91***   16.68         --      17.57     22.03    18.04
AGSPC Money Market (Division 6)...........................  01/16/86         --       4.45       4.10      4.28     4.33
AGSPC Science & Technology (Division 17)..................  04/29/94      28.64         --         --     17.44    40.99
AGSPC Small Cap Index (Division 14).......................  05/01/92      11.97         --      10.66     10.99    (2.72)
AGSPC Social Awareness (Division 12)......................  10/02/89      15.61         --      22.66     27.26    26.28
AGSPC Stock Index (Division 10)...........................  04/20/87         --      17.50      22.72     26.96    27.39
American Century -- Twentieth Century Ultra (Division
  31).....................................................  07/01/96      23.45         --         --        --    33.41
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18)...........................................  07/11/94      12.65         --         --      8.45    (4.32)
Founders Growth (Division 30).............................  07/01/96      20.78         --         --        --    24.01
Neuberger Berman Guardian Trust (Division 29).............  07/01/96      12.12         --         --        --     1.55
Putnam Global Growth -- Class A (Division 28).............  07/01/96      18.23         --         --        --    27.73
Putnam New Opportunities -- Class A (Division 26).........  07/01/96      15.12         --         --        --    23.37
Putnam OTC & Emerging Growth -- Class A (Division 27).....  07/01/96       3.06         --         --        --    10.10
Scudder Growth and Income (Division 21)...................  07/01/96      18.05         --         --        --     5.21
Templeton Foreign -- Class A (Division 32)................  07/01/96       2.93         --         --        --    (5.63)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19).....  07/11/94      12.80         --         --     12.26     5.28
  Templeton International -- Class 1 (Division 20)........  07/11/94      12.98         --         --     14.38     8.17
Vanguard Long-Term Corporate (Division 22)**..............  07/01/96      10.28         --         --        --     8.26
Vanguard Long-Term Treasury (Division 23)**...............  07/01/96      11.90         --         --        --    12.04
Vanguard Wellington (Division 25).........................  07/01/96      17.28         --         --        --    10.87
Vanguard Windsor II (Division 24).........................  07/01/96      23.37         --         --        --    15.13


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus other than the surrender charge and account maintenance fee.


  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC 3 Funds recently commenced operations no actual performance exists. The Standard Average Annual Total Return for the Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value
     Fund -- Class A Division 55, the Evergreen Value Fund -- Class A Division 57, the T. Rowe Price Small Cap Stock Fund Division 51, the Vanguard LifeStrategy Conservative Growth Fund Division 54, the Vanguard LifeStrategy Growth Fund Division 52 and the Vanguard LifeStrategy Moderate Growth Fund Division 53 will be shown when it becomes available.

                                                                        TABLE IV

                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                              FUND
                                                            INCEPTION     SINCE
                    FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                    -----------------                       ---------   ---------   --------   -------   -------   -------
American Century Ultra (Division 31)......................  11/02/81         --      22.91%     19.03%    22.37%    33.41%
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18).......................  08/31/90      35.83%        --      11.70      8.45     (4.32)
Evergreen Growth and Income -- Class A (Division 56)......  01/03/95      21.59         --         --     18.33      4.09
Evergreen Small Cap Value -- Class A (Division 55)........  01/03/95      16.46         --         --     12.84    (10.29)
Evergreen Value -- Class A (Division 57)..................  04/12/85         --      13.89      16.14     16.93      8.64
Founders Growth (Division 30).............................  01/05/62         --      19.30      20.01     21.60     24.01
Neuberger Berman Guardian Trust (Division 29).............  08/03/93      13.18         --      12.80     11.48      1.55
Putnam Global Growth -- Class A (Division 28).............  09/01/67         --      12.15      13.20     18.39     27.73
Putnam New Opportunities -- Class A (Division 26).........  08/31/90      27.09         --      19.62     18.11     23.37
Putnam OTC & Emerging Growth -- Class A (Division 27).....  11/01/82         --      16.44      14.38      7.67     10.10
Scudder Growth & Income (Division 21)(2)..................  03/15/29         --      15.16      16.65     17.92      5.21
T. Rowe Price Small Cap Stock (Division 51)...............  06/01/50         --      12.38      13.84     13.38     (4.56)
Templeton Foreign -- Class A (Division 32)(1).............  10/05/82         --       9.70       5.09      5.29     (5.63)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19).....  08/24/88         --      10.97      10.48     12.26      5.28
  Templeton International -- Class 1 (Division 20)........  05/01/92      12.95         --      10.64     14.38      8.17
Vanguard LifeStrategy Conservative Growth (Division 54)...  09/30/94      14.48         --         --     13.08     14.56
Vanguard LifeStrategy Growth (Division 52)................  09/30/94      19.25         --         --     18.36     20.00
Vanguard LifeStrategy Moderate Growth (Division 53).......  09/30/94      17.02         --         --     15.86     17.65
Vanguard Long-Term Corporate (Division 22)**..............  07/09/73         --       9.61       7.27      6.61      8.26
Vanguard Long-Term Treasury (Division 23)**...............  05/19/86         --       9.72       7.74      7.02     12.04
Vanguard Wellington (Division 25).........................  07/01/29         --      13.06      14.98     15.78     10.87
Vanguard Windsor II (Division 24).........................  06/24/85         --      16.07      19.97     22.76     15.13


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. The Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                           DIVISION
                                                           INCEPTION       SINCE
                  FUND AND DIVISION****                      DATE        INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ---------------------                    ---------     ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5)......................  09/06/83           --      175.04%    90.63%    57.34%   17.42%
AGSPC Capital Conservation (Division 7)..................  01/16/86           --       97.01     29.20     15.79     6.51
AGSPC Government Securities (Division 8).................  01/16/86           --      102.62     30.31     18.04     8.08
AGSPC Growth (Division 15)...............................  04/29/94       144.84%         --        --     66.49    17.19
AGSPC Growth & Income (Division 16)......................  04/29/94       121.94          --        --     70.68    13.64
AGSPC International Equities (Division 11)...............  10/02/89        48.14          --     48.90     26.53    17.80
AGSPC International Government Bond (Division 13)........  10/01/91        75.19          --     38.66     13.56    16.15
AGSPC MidCap Index (Division 4)***.......................  10/01/91***    206.08          --    124.60     81.70    18.04
AGSPC Money Market (Division 6)..........................  01/16/86           --       54.54     22.25     13.39     4.33
AGSPC Science & Technology (Division 17).................  04/29/94       224.18          --        --     61.96    40.99
AGSPC Small Cap Index (Division 14)......................  05/01/92       112.60          --     65.97     36.71    (2.72)
AGSPC Social Awareness (Division 12).....................  10/02/89       282.56          --    177.64    106.09    26.28
AGSPC Stock Index (Division 10)..........................  04/20/87           --      401.46    178.36    104.66    27.39
American Century -- Twentieth Century Ultra (Division
  31)....................................................  07/01/96        69.34          --        --        --    33.41
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18)..........................................  07/11/94        70.29          --        --     27.56    (4.32)
Founders Growth (Division 30)............................  07/01/96        60.33          --        --        --    24.01
Neuberger Berman Guardian Trust (Division 29)............  07/01/96        33.11          --        --        --     1.55
Putnam Global Growth -- Class A (Division 28)............  07/01/96        52.01          --        --        --    27.73
Putnam New Opportunities -- Class A (Division 26)........  07/01/96        42.20          --        --        --    23.37
Putnam OTC & Emerging Growth -- Class A (Division 27)....  07/01/96         7.82          --        --        --    10.10
Scudder Growth and Income (Division 21)..................  07/01/96        51.42          --        --        --     5.21
T. Rowe Price Small-Cap Stock (Division 51)..............  09/22/98        13.29          --        --        --       --
Templeton Foreign -- Class A (Division 32)...............  07/01/96         7.48          --        --        --    (5.63)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19)....  07/11/94        71.32          --        --     41.49     5.28
  Templeton International -- Class 1 (Division 20).......  07/11/94        72.52          --        --     49.64     8.17
Vanguard LifeStrategy Conservative Growth (Division
  54)....................................................  09/22/98         7.73          --        --        --       --
Vanguard LifeStrategy Growth (Division 52)...............  09/22/98        16.15          --        --        --       --
Vanguard LifeStrategy Moderate Growth (Division 53)......  09/22/98        12.41          --        --        --       --
Vanguard Long-Term Corporate (Division 22)**.............  07/01/96        27.73          --        --        --     8.26
Vanguard Long-Term Treasury (Division 23)**..............  07/01/96        32.45          --        --        --    12.04
Vanguard Wellington (Division 25)........................  07/01/96        48.94          --        --        --    10.87
Vanguard Windsor II (Division 24)........................  07/01/96        69.05          --        --        --    15.13


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Cumulative Return figures are based on the percentage changes in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus other than the surrender charge and account maintenance fee.


  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC3 Funds recently commenced operation no actual performance exists. The Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value Fund -- Class A Division 55 and the Evergreen Value Fund -- Class A Division 57 have only recently been offered through Portfolio Director Plus. Accordingly, no performance information is available for such Divisions.

                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------   ------
American Century Ultra (Division 31)........................  11/02/81          --    687.07%    138.94%   83.25%     33.41%
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18).........................  08/31/90    1,182.22%        --     73.90     27.56     (4.32)
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      118.11         --        --     65.67      4.09
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95       83.69         --        --     43.66    (10.29)
Evergreen Value -- Class A (Division 57)....................  04/12/85          --     267.11    111.27     59.87      8.64
Founders Growth (Division 30)...............................  01/05/62          --     484.11    148.93     79.79     24.01
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93       95.42         --     82.65     38.53      1.55
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --     214.87     85.91     65.94     27.73
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      636.82         --    144.96     64.75     23.37
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82          --     358.05     95.76     24.81     10.10
Scudder Growth & Income (Division 21).......................  11/13/84          --     310.18    115.99     63.95      5.21
T. Rowe Price Small Cap Stock (Division 51).................  06/01/50          --     221.30     91.20     45.75     (4.56)
Templeton Foreign -- Class A (Division 32)(1)...............  10/05/82          --     152.36     28.16     16.73     (5.63)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19).......  08/24/88          --     183.18     64.59     41.49      5.28
  Templeton International -- Class 1 (Division 20)..........  05/01/92      125.24         --     65.77     49.64      8.17
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94       77.66         --        --     44.61     14.57
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      111.31         --        --     65.82     20.00
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94       95.03         --        --     55.53     17.65
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --     150.33     42.02     21.18      8.26
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --     152.93     45.16     22.57     12.04
Vanguard Wellington (Division 25)...........................  07/01/29          --     241.22    100.98     55.21     10.87
Vanguard Windsor II (Division 24)...........................  06/24/85          --     343.85    148.47     85.00     15.13


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. Accordingly, the Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs of employers;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which Portfolio Director Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

--------------------------------------------------------------------------------

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. Although Valic can provide no assurance that the IRS will not challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail if such a challenge were made.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH
                                  [BAR GRAPH]
This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.55% - 1.05% during the purchase period and 0.75% - 1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age
59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings

--------------------------------------------------------------------------------

program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


YEAR 2000 RISKS



Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.



- INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.



- EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.



- CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and
  (4) complete any action plans.



VALIC expects to substantially complete all contingency planning activities by April 30, 1999.



RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.



Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

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

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  G.A. #
   Address:                                               Policy #
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    9
Types of Variable Annuity Contracts.................   10
Federal Tax Matters.................................   10
    Tax Consequences of Purchase Payments...........   10
    Tax Consequences of Distributions...............   12
    Special Tax Consequences -- Early
      Distribution..................................   13
    Special Tax Consequences -- Required
      Distributions.................................   14
    Tax Free Rollovers, Transfers and Exchanges.....   15
Exchange Privilege..................................   15
    Exchanges From Portfolio Director...............   16
    Exchanges From Portfolio Director 2.............   16
    Exchanges From Independence Plus Contracts......   17
    Exchanges From V-Plan Contracts.................   18
    Exchanges From SA-1 and SA-2 Contracts..........   19
    Exchanges From Impact Contracts.................   20
    Exchanges From Compounder Contracts.............   21
    Information Which May Be Applicable To Any
      Exchange......................................   22
Calculation of Surrender Charge.....................   23
    Illustration of Surrender Charge on Total
      Surrender.....................................   23
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   23
Purchase Unit Value.................................   24
    Illustration of Calculation of Purchase Unit
      Value.........................................   24
    Illustration of Purchase of Purchase Units......   24
Performance Calculations............................   24
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   24
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   24
    Calculation of Current Yield for American
      General Money Market Division 44..............   24
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six and American
      General Money Market Division 44..............   24
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   25
    Calculation of Effective Yield for American
      General Money Market Division 44..............   25
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six and
      American General Money Market Division 44.....   25
Standardized Yield for Bond Fund Divisions..........   25
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   25
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   25
    Calculation of Average Annual Total Return......   25
Performance Information.............................   27
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   27
    Performance Compared to Market Indices..........   27
    AGSPC Asset Allocation Division Five............   32
    AGSPC Capital Conservation Division Seven.......   33
    AGSPC Government Securities Division Eight......   33
    AGSPC Growth Division Fifteen...................   34
    AGSPC Growth & Income Division Sixteen..........   34
    AGSPC International Equities Division Eleven....   35
    AGSPC International Government Bond Division
      Thirteen......................................   36
    AGSPC MidCap Index Division Four................   36
    AGSPC Money Market Division Six.................   37
    AGSPC Science & Technology Division Seventeen...   38
    AGSPC Small Cap Index Division Fourteen.........   38
    AGSPC Social Awareness Division Twelve..........   39
    AGSPC Stock Index Division Ten..................   40
    American Century Ultra Division Thirty-One......   40



                                                      PAGE
                                                      ----
    American General Balanced Division Forty-Two....   41
    American General Conservative Growth Lifestyle
      Division Fifty................................   41
    American General Core Bond Division
      Fifty-Eight...................................   41
    American General Domestic Bond Division
      Forty-Three...................................   41
    American General Growth Lifestyle Division
      Forty-Eight...................................   41
    American General High Yield Bond Division
      Sixty.........................................   41
    American General International Growth Division
      Thirty-Three..................................   41
    American General International Value Division
      Thirty-Four...................................   41
    American General Large Cap Growth Division
      Thirty-Nine...................................   41
    American General Large Cap Value Division
      Forty.........................................   42
    American General Mid Cap Growth Division Thirty-
      Seven.........................................   42
    American General Mid Cap Value Division Thirty-
      Eight.........................................   42
    American General Moderate Growth Lifestyle
      Division Forty-Nine...........................   42
    American General Money Market Division
      Forty-Four....................................   42
    American General Small Cap Growth Division
      Thirty-Five...................................   42
    American General Small Cap Value Division
      Thirty-Six....................................   42
    American General Socially Responsible Division
      Forty-One.....................................   42
    American General Strategic Bond Division
      Fifty-Nine....................................   42
    Dreyfus Variable Investment Fund -- Small Cap
      Portfolio Division Eighteen...................   43
    Evergreen Growth and Income Division
      Fifty-Six.....................................   43
    Evergreen Small Cap Value Division Fifty-Five...   44
    Evergreen Value Division Fifty-Seven............   45
    Founders Growth Division Thirty.................   45
    Neuberger Berman Guardian Trust Division
      Twenty-Nine...................................   46
    Putnam Global Growth-Class A Division
      Twenty-Eight..................................   47
    Putnam New Opportunities-Class A Division
      Twenty-Six....................................   47
    Putnam OTC & Emerging Growth-Class A Division
      Twenty-Seven..................................   48
    Scudder Growth and Income Division Twenty-One...   49
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   49
    Templeton Asset Allocation Division Nineteen....   50
    Templeton Foreign Division Thirty-Two...........   51
    Templeton International Division Twenty.........   51
    Vanguard LifeStrategy Conservative Growth
      Division Fifty-Four...........................   52
    Vanguard Long-Term Corporate Division
      Twenty-Two....................................   53
    Vanguard Long-Term Treasury Division
      Twenty-Three..................................   54
    Vanguard LifeStrategy Growth Division
      Fifty-Two.....................................   54
    Vanguard LifeStrategy Moderate Growth Division
      Fifty-Three...................................   55
    Vanguard Wellington Division Twenty-Five........   56
    Vanguard Windsor II Division Twenty-Four........   57
Payout Payments.....................................   58
    Assumed Investment Rate.........................   58
    Amount of Payout Payments.......................   58
    Payout Unit Value...............................   58
    Illustration of Calculation of Payout Unit
      Value.........................................   59
    Illustration of Payout Payments.................   59
Distribution of Variable Annuity Contracts..........   60
Experts.............................................   60
Comments on Financial Statements....................   61

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

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS


                     CONTACT YOUR NEAREST REGIONAL OFFICE:



3535 Grandview Parkway


Suite 200


Birmingham, AL 35243


(205) 967-8955


10851 N. Black Canyon Hwy


Suite 700


Phoenix, AZ 85029


(602) 678-1700


222 South Harbor Blvd.


10th Floor


Anaheim, CA 92805


(714) 817-8100


2450 Venture Oaks Way


Suite 120


Sacramento, CA 95833


(916) 614-1700


1900 O'Farrell St.


Suite 390


San Mateo, CA 94403


(650) 358-2900


165 South Union Blvd.


Suite 1050


Lakewood, CO 80228


(303) 988-3344


10006 N. Dale Mabry Hwy.


Suite 113


Tampa, FL 33618


(813) 961-1611


3505 Lake Lynda Drive


Suite 114


Orlando, FL 32817


(407) 482-8825


100 Ashford Center North


Suite 100


Atlanta, GA 30338


(770) 395-4700


230 West Monroe


Suite 1900


Chicago, IL 60606


(312) 214-8870


11711 N. Meridian St.


Suite 300


Carmel, IN 46032


(317) 818-5900


7310 Ritchie Highway


Suite 800


Glen Burnie, MD 21061


(410) 768-2330


1301 West Long Lake Road


Suite 340


Troy, MI 48098


(248) 641-0022


8500 Normandale Lake Blvd.


Suite 750


Bloomington, MN 55437


(612) 893-1099


4266 Interstate 55N


Suite 108


Jackson, MS 39211


(601) 981-5801


410 Amherst Street


Suite 250


Nashua, NH 03063


(603) 889-1313


90 Woodbridge Ctr. Dr.


Suite 300


Woodbridge, NJ 07095


(732) 596-1600


University Tower


3100 Tower Blvd.


Suite 1601, Box 50


Durham, NC 27707


(919) 489-6529


Two Summit Park Drive


Suite 410


Independence, OH 44131


(216) 643-6340


1800 S.W. First Avenue


Suite 505


Portland, OR 97201


(503) 223-6288


1767 Sentry Pkwy. West 19


Suite 300


Blue Bell, PA 19422


(215) 619-2270


Two International Plaza


Suite 601


Nashville, TN 37217


(615) 254-4822


5400 LBJ Freeway


Suite 1340


Dallas, TX 75240


(972) 490-1515


800 Gessner


Suite 1280


Houston, TX 77024


(713) 463-3800


7400 Beaufont Springs Drive


Suite 310


Richmond, VA 23225


(804) 272-0344



  There are also more than thirty-three branch offices located throughout the country.


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 10855-20  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

[Momento Photo]

                 PORTFOLIO DIRECTOR(R) PLUS

                               SEPARATE ACCOUNT A
                             FOR SERIES 1.40 - 12.40

                 Prospectus
                 May 1, 1999

                 Units of Interest Under Group and
                 Individual Variable Annuity Contracts
                 Portfolio Director Plus



                                                   VALIC
                                                     AN AMERICAN
                                                       GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR(R) PLUS
SEPARATE ACCOUNT A

FOR SERIES 1.40 TO 12.40                                             May 1, 1999


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director Plus that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director Plus 1.40 to 12.40 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer retirement plans. Portfolio Director Plus may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans, as well as for certain after-tax arrangements that are not part of an employer's plan.


Portfolio Director Plus permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 30 of the 53 Variable Account Options described in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not a part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts or certain employer-sponsored retirement plans, will not be available within your contract.

--------------------------------------------------------------------------------

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.

This prospectus provides you with information you should know before investing in Portfolio Director Plus. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1999, contains additional information about Portfolio Director Plus and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                     PAGE
                                                     ----
ABOUT THE PROSPECTUS...............................     1
FEE TABLE..........................................     3
SUMMARY............................................     8
SELECTED PURCHASE UNIT DATA........................    12
GENERAL INFORMATION................................    18
    About Portfolio Director Plus..................    18
    About VALIC....................................    18
    About VALIC Separate Account A.................    18
    Units of Interests.............................    19
    Distribution of the Contracts..................    19
VARIABLE ACCOUNT OPTIONS...........................    20
    Summary of Funds...............................    20

PURCHASE PERIOD....................................    49
    Purchase Payments..............................    49
    Purchase Units.................................    49
    Calculation of Purchase Unit Value.............    49
    Choosing Investment Options....................    50
         Fixed Account Options.....................    50
         Variable Account Options..................    50
    Stopping Purchase Payments.....................    50

TRANSFERS BETWEEN INVESTMENT OPTIONS...............    51
    During the Purchase Period.....................    51
    During the Payout Period.......................    51
    Communicating Transfer or Reallocation
      Instructions.................................    51
    Effective Date of Transfer.....................    51

FEES AND CHARGES...................................    52
    Account Maintenance Fee........................    52
    Surrender Charge...............................    52
         Amount of Surrender Charge................    52
         10% Free Withdrawal.......................    52
         Exceptions to Surrender Charge............    52
    Premium Tax Charge.............................    53
    Separate Account Charges.......................    53
    Fund Annual Expense Charges....................    53
    Other Tax Charges..............................    53
    Reduction or Waiver of Account Maintenance Fee,
      Surrender, Mortality and Expense Risk Fee or
      Administration and Distribution Fee
      Charges......................................    54
    Separate Account Expense Reimbursement.........    54

PAYOUT PERIOD......................................    55
    Fixed Payout...................................    55
    Variable Payout................................    55
    Combination Fixed and Variable Payout..........    55
    Payout Date....................................    55
    Payout Options.................................    55
    Enhancements to Payout Options.................    56
    Payout Information.............................    56

SURRENDER OF ACCOUNT VALUE.........................    57
    When Surrenders are Allowed....................    57
    Amount That May Be Surrendered.................    57
    Surrender Restrictions.........................    57
    Partial Surrenders.............................    57
    Systematic Withdrawals.........................    57
    Distributions Required By Federal Tax Law......    58

EXCHANGE PRIVILEGE.................................    59
    Restrictions on Exchange Privilege.............    59
    Taxes and Conversion Costs.....................    59
    Surrender Charges..............................    59



                                                     PAGE
                                                     ----
    Exchange Offers for Contracts Other Than
      Portfolio Director Plus......................    59
    Comparison of Portfolio Director and Portfolio
      Director 2 Contracts to Portfolio Director
      Plus Contracts...............................    60
    Comparison of Other Contracts..................    60
    Features of Portfolio Director Plus............    60
    Agents' and Managers' Retirement Plan Exchange
      Offer........................................    60

DEATH BENEFITS.....................................    62
    Beneficiary Information........................    62
    Special Information for Individual Non-Tax
      Qualified Contracts..........................    62
    During the Purchase Period.....................    62
         Interest Guaranteed Death Benefit.........    62
         Standard Death Benefit....................    63
    During the Payout Period.......................    63

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE
  ACCOUNT DIVISIONS................................    64
    Types of Investment Performance Information
      Advertised...................................    64
      Total Return Performance Information.........    64
      Standard Average Annual Total Return.........    64
      Nonstandard Average Annual Total Return......    64
      Cumulative Total Return......................    64
      Annual Change in Purchase Unit Value.........    64
      Cumulative Change in Purchase Unit Value.....    65
      Total Return Based on Different Investment
         Amounts...................................    65
      An Assumed Account Value of $10,000..........    65
    Yield Performance Information..................    65
      AGSPC Money Market and American General Money
      Market Divisions.............................    65
      Divisions Other Than The AGSPC Money Market
         and American General Money Market
         Divisions.................................    65
    Performance Information: Average Annual Total
      Return, Cumulative Return and Annual and
      Cumulative Change in Purchase Unit Value
      Tables.......................................    65

OTHER CONTRACT FEATURES............................    72
    Changes That May Not Be Made...................    72
    Change of Beneficiary..........................    72
    Contingent Owner...............................    72
    Cancellation -- The 20 Day "Free Look".........    72
    We Reserve Certain Rights......................    72
    Relationship to Employer's Plan................    72

VOTING RIGHTS......................................    73
    Who May Give Voting Instructions...............    73
    Determination of Fund Shares Attributable to
      Your Account.................................    73
      During Purchase Period.......................    73
      During Payout Period or after a Death Benefit
         Has Been Paid.............................    73
    How Fund Shares Are Voted......................    73

FEDERAL TAX MATTERS................................    74
    Type of Plans..................................    74
    Tax Consequences in General....................    74
    Effect of Tax-Deferred Accumulations...........    75

YEAR 2000..........................................    77
    Year 2000 Risks................................    77



                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                     PAGE NO.
-------------                     --------
Account Value...................    51
Annuitant.......................    62
Assumed Investment Rate.........    55
Beneficiary.....................    62
Contract Owner..................    62
Divisions.......................    64
Fixed Account Options...........    62
Home Office.....................    51
Mutual Fund or Fund.............    18
Participant.....................    01
Participant Year................    52
Payout Period...................    51
Payout Unit.....................    55
Purchase Payments...............   49, 64
Purchase Period.................    51
Purchase Unit...................   49, 50
VALIC Separate Account A........    73
Variable Account Options........   20, 62


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director Plus, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director Plus will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director Plus except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.


Following this introduction is a summary of the major features and options of Portfolio Director Plus. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.


PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

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 2

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                                               MORTALITY     ADMINISTRATION     SEPARATE
                                                                  AND             AND            ACCOUNT         TOTAL
                                                              EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
                            FUND                                 FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
                            ----                              ------------   --------------   -------------   -----------
AGSPC Asset Allocation Fund(8)                                    0.25%           0.35%              --          0.60%
AGSPC Capital Conservation Fund                                   0.25            0.35               --          0.60
AGSPC Government Securities Fund                                  0.25            0.35               --          0.60
AGSPC Growth Fund                                                 0.25            0.35               --          0.60
AGSPC Growth & Income Fund                                        0.25            0.35               --          0.60
AGSPC International Equities Fund                                 0.25            0.35               --          0.60
AGSPC International Government Bond Fund                          0.25            0.35               --          0.60
AGSPC MidCap Index Fund                                           0.25            0.35               --          0.60
AGSPC Money Market Fund                                           0.25            0.35               --          0.60
AGSPC Science & Technology Fund                                   0.25            0.35               --          0.60
AGSPC Small Cap Index Fund                                        0.25            0.35               --          0.60
AGSPC Social Awareness Fund                                       0.25            0.35               --          0.60
AGSPC Stock Index Fund                                            0.25            0.35               --          0.60
American Century Ultra Fund(4)                                    0.25            0.60            (0.21%)        0.64
American General Balanced Fund(4)                                 0.25            0.35            (0.25)         0.35
American General Conservative Growth Lifestyle Fund(4)            0.25            0.35            (0.25)         0.35
American General Core Bond Fund(4)                                0.25            0.35            (0.25)         0.35
American General Domestic Bond Fund(4)                            0.25            0.35            (0.25)         0.35
American General Growth Lifestyle Fund(4)                         0.25            0.35            (0.25)         0.35
American General High Yield Bond Fund(4)                          0.25            0.35            (0.25)         0.35
American General International Growth Fund(4)                     0.25            0.35            (0.25)         0.35
American General International Value Fund(4)                      0.25            0.35            (0.25)         0.35
American General Large Cap Growth Fund(4)                         0.25            0.35            (0.25)         0.35
American General Large Cap Value Fund(4)                          0.25            0.35            (0.25)         0.35
American General Mid Cap Growth Fund(4)                           0.25            0.35            (0.25)         0.35
American General Mid Cap Value Fund(4)                            0.25            0.35            (0.25)         0.35
American General Moderate Growth Lifestyle Fund(4)                0.25            0.35            (0.25)         0.35
American General Money Market Fund(4)                             0.25            0.35            (0.25)         0.35
American General Small Cap Growth Fund(4)                         0.25            0.35            (0.25)         0.35
American General Small Cap Value Fund(4)                          0.25            0.35            (0.25)         0.35
American General Socially Responsible Fund(4)                     0.25            0.35            (0.25)         0.35
American General Strategic Bond Fund(4)                           0.25            0.35            (0.25)         0.35
Dreyfus Variable Investment Fund --
  Small Cap Portfolio(4)                                          0.25            0.60            (0.15)         0.70
Evergreen(sm) Equity Trust
  Evergreen Growth and Income Fund -- Class A(4)                  0.25            0.60            (0.25)         0.60
  Evergreen Small Cap Value Fund -- Class A(4)                    0.25            0.60            (0.25)         0.60
  Evergreen Value Fund -- Class A(4)                              0.25            0.60            (0.25)         0.60
Founders Growth Fund(4)                                           0.25            0.60            (0.25)         0.60
Neuberger Berman Guardian Trust(4)                                0.25            0.60            (0.25)         0.60
Putnam Global Growth Fund -- Class A Shares(4)                    0.25            0.60            (0.25)         0.60
Putnam New Opportunities Fund -- Class A Shares(4)                0.25            0.60            (0.25)         0.60
Putnam OTC & Emerging Growth Fund -- Class A Shares(4)            0.25            0.60            (0.25)         0.60
Scudder Growth and Income Fund(4)                                 0.25            0.60            (0.25)         0.60
T. Rowe Price Small-Cap Stock Fund                                0.25            0.60               --          0.85
Templeton Foreign Fund -- Class A(4)                              0.25            0.60            (0.25)         0.60
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1                      0.25            0.60               --          0.85
  Templeton International Fund -- Class 1                         0.25            0.60               --          0.85
Vanguard Long-Term Corporate Fund(5)                              0.25            0.60            (0.25)         0.60
Vanguard Long-Term Treasury Fund(5)                               0.25            0.60            (0.25)         0.60
Vanguard LifeStrategy Conservative Growth Fund                    0.25            0.60               --          0.85
Vanguard LifeStrategy Growth Fund                                 0.25            0.60               --          0.85
Vanguard LifeStrategy Moderate Growth Fund                        0.25            0.60               --          0.85
Vanguard Wellington Fund                                          0.25            0.60               --          0.85
Vanguard Windsor II Fund                                          0.25            0.60               --          0.85

--------------------------------------------------------------------------------

FUND ANNUAL EXPENSES
(as a percentage of net assets):


                                                                                          OTHER          TOTAL FUND
                                                          MANAGEMENT                     EXPENSES         EXPENSES
                                                             FEES                         (AFTER           (AFTER
                                                          (AFTER FEE         12b-1       EXPENSE          EXPENSE
                        FUND                               WAIVER)           FEES       WAIVER)(6)        WAIVER)
                        ----                              ----------         -----      ----------       ----------
AGSPC Asset Allocation Fund(8)                               0.50%             --          0.04%            0.54%
AGSPC Capital Conservation Fund                              0.50              --          0.04             0.54
AGSPC Government Securities Fund                             0.50              --          0.04             0.54
AGSPC Growth Fund                                            0.80              --          0.04             0.84
AGSPC Growth & Income Fund                                   0.75              --          0.05             0.80
AGSPC International Equities Fund                            0.35              --          0.05             0.40
AGSPC International Government Bond Fund                     0.50              --          0.05             0.55
AGSPC MidCap Index Fund                                      0.32              --          0.04             0.36
AGSPC Money Market Fund                                      0.50              --          0.04             0.54
AGSPC Science & Technology Fund                              0.90              --          0.05             0.95
AGSPC Small Cap Index Fund                                   0.35              --          0.04             0.39
AGSPC Social Awareness Fund                                  0.50              --          0.04             0.54
AGSPC Stock Index Fund                                       0.27              --          0.04             0.31
American Century Ultra Fund(11)                              1.00              --            --             1.00
American General Balanced Fund(9)                            0.80              --          0.02             0.82
American General Conservative Growth Lifestyle
  Fund(10)                                                   0.10              --            --             0.10
American General Core Bond Fund(9)                           0.50              --          0.30             0.80
American General Domestic Bond Fund(9)                       0.60              --          0.18             0.78
American General Growth Lifestyle Fund(10)                   0.10              --            --             0.10
American General High Yield Bond Fund(9)                     0.70              --          0.29             0.99
American General International Growth Fund(9)                0.90              --          0.25             1.15
American General International Value Fund(9)                 1.00              --          0.04             1.04
American General Large Cap Growth Fund(9)                    0.55              --          0.31             0.86
American General Large Cap Value Fund(9)                     0.50              --          0.31             0.81
American General Mid Cap Growth Fund(9)                      0.65              --          0.14             0.79
American General Mid Cap Value Fund(9)                       0.75              --          0.30             1.05
American General Moderate Growth Lifestyle Fund(10)          0.10              --            --             0.10
American General Money Market Fund(9)                        0.25              --          0.31             0.56
American General Small Cap Growth Fund(9)                    0.85              --          0.31             1.16
American General Small Cap Value Fund(9)                     0.75              --          0.23             0.98
American General Socially Responsible Fund(9)                0.25              --          0.31             0.56
American General Strategic Bond Fund(9)                      0.60              --          0.29             0.89
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio                                                  0.75              --          0.02             0.77
Evergreen Equity Trust
  Evergreen Growth and Income Fund -- Class A                0.90            0.25%         0.31             1.46
  Evergreen Small Cap Value Fund -- Class A(11)              1.00            0.25          0.43             1.68
  Evergreen Value Fund -- Class A                            0.50            0.25          0.25             1.00
Founders Growth Fund                                         0.67            0.25          0.16             1.08
Neuberger Berman Guardian Trust(7)(11)                       0.84              --          0.03             0.87
Putnam Global Growth Fund -- Class A Shares                  0.64            0.25          0.29             1.18
Putnam New Opportunities Fund -- Class A Shares              0.49            0.25          0.24             0.98
Putnam OTC & Emerging Growth Fund -- Class A Shares          0.54            0.25          0.21             1.00
Scudder Growth and Income Fund                               0.44              --          0.30             0.74
T. Rowe Price Small-Cap Stock Fund                           0.77              --          0.24             1.01
Templeton Foreign Fund -- Class A(11)                        0.61            0.25          0.26             1.12
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1                 0.60              --          0.18             0.78
  Templeton International Fund -- Class 1                    0.69              --          0.17             0.86
Vanguard Long-Term Corporate Fund(11)                        0.03              --          0.27             0.30
Vanguard Long-Term Treasury Fund(11)                         0.01              --          0.26             0.27
Vanguard LifeStrategy Conservative Growth
  Fund(11)(12)                                                 --              --            --               --
Vanguard LifeStrategy Growth Fund(11)(12)                      --              --            --               --
Vanguard LifeStrategy Moderate Growth Fund(11)(12)             --              --            --               --
Vanguard Wellington Fund(11)                                 0.28              --          0.03             0.31
Vanguard Windsor II Fund(11)                                 0.38              --          0.03             0.41

--------------------------------------------------------------------------------

------------

 (1) Premium taxes are not shown here, but may be charged by some states. See:
     "Premium Tax Charge" in this prospectus.

 (2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.

 (3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

 (4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.


     The following Funds and/or their affiliates or distributors pay administrative, shareholder service or distribution fees to the Company:
     American Century (0.21%), American General (0.25%), Dreyfus (0.15%), Evergreen (0.25%), Founders (0.25%), Neuberger Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton Foreign Fund -- Class A (0.25%) With respect to American Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets equal to or in excess of $75 million.



 (5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.


 (6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal, administrative and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.


 (7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in, the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1998 fiscal year, NB did not bear any expenses.


 (8) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


 (9) In the absence of management fee waiver, other expense waiver and total annual portfolio operating expense waiver, management fees, other expenses and total annual portfolio operating expenses, respectively would be:
     American General Balanced Fund, 0.80%, 0.80% and 1.60%; American General Core Bond Fund, 0.50%, 0.86% and 1.36%; American General Domestic Bond Fund, 0.60%, 0.57% and 1.17%; American General High Yield Bond Fund, 0.70%, 0.83% and 1.53%; American General International Growth Fund, 0.90%, 0.71% and 1.61%; American General International Value Fund, 1.00%, 0.70% and 1.70%; American General Large Cap Growth Fund, 0.55%, 0.58% and 1.13%; American General Large Cap Value Fund, 0.50%, 0.58% and 1.08%; American General Mid Cap Growth Fund, 0.65%, 0.64% and 1.29%; American General Mid Cap Value Fund, 0.75%, 0.64% and 1.39%; American General Money Market Fund, 0.25%, 0.86% and 1.11%; American General Small Cap Growth Fund, 0.85%, 0.62% and 1.47%; American General Small Cap Value Fund, 0.75%, 0.63% and 1.38%; and American General Socially Responsible Fund, 0.25%, 0.87% and 1.12%; and American General Strategic Bond Fund, 0.60%, 0.90% and 1.50%.



(10) Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the American General Conservative Growth Lifestyle Fund is 1.00%, for American General Growth Lifestyle Fund 1.09% and for American General Moderate Growth Lifestyle Fund 1.03%. Estimated Total Combined Operating Expenses of each American General Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying AGSPC 3 Funds and the American General Lifestyle Funds, assuming each American General Lifestyle Fund's projected asset allocation among the underlying AGSPC 3 Funds is maintained.



(11) The American Century Ultra Fund was formerly known as the American
     Century -- Twentieth Century Ultra Fund. The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard LifeStrategy Conservative Growth Fund was formerly known as the Vanguard LifeStrategy Conservative Growth Portfolio; the Vanguard LifeStrategy Growth Fund was formerly known as the Vanguard LifeStrategy Growth Portfolio, the Vanguard Life Strategy Moderate Growth Fund was formerly known as the Vanguard LifeStrategy Moderate Growth Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.



(12) The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1998. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds bear indirectly the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratio that each Fund incurred for the year ended December 31, 1998 was 0.29%.

EXAMPLE #1 -- If you do not surrender Portfolio Director Plus at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $12       $38      $ 65       $145
AGSPC Capital Conservation Division 7                          12        38        65        145
AGSPC Government Securities Division 8                         12        38        65        145
AGSPC Growth Division 15                                       15        47        81        178
AGSPC Growth & Income Division 16                              15        46        79        174
AGSPC International Equities Division 11                       11        33        58        128
AGSPC International Government Bond Division 13                12        38        66        146
AGSPC MidCap Index Division 4                                  10        32        56        124
AGSPC Money Market Division 6                                  12        38        65        145
AGSPC Science & Technology Division 17                         16        50        87        190
AGSPC Small Cap Index Division 14                              11        33        57        127
AGSPC Social Awareness Division 12                             12        38        65        145
AGSPC Stock Index Division 10                                  10        31        53        118
American Century Ultra Division 31                             17        53        92        200
American General Balanced Division 42                          12        39        67        148
American General Conservative Growth Lifestyle Division 50      5        16        28         63
American General Core Bond Division 58                         12        38        66        146
American General Domestic Bond Division 43                     12        37        65        143
American General Growth Lifestyle Division 48                   5        16        28         63
American General High Yield Bond Division 60                   14        44        76        167
American General International Growth Division 33              16        49        84        185
American General International Value Division 34               15        46        79        173
American General Large Cap Growth Division 39                  13        40        69        153
American General Large Cap Value Division 40                   12        38        66        147
American General Mid Cap Growth Division 37                    12        38        65        145
American General Mid Cap Value Division 38                     15        46        79        174
American General Moderate Growth Lifestyle Division 49          5        16        28         63
American General Money Market Division 44                      10        31        53        118
American General Small Cap Growth Division 35                  16        49        85        186
American General Small Cap Value Division 36                   14        44        76        166
American General Socially Responsible Division 41              10        31        53        118
American General Strategic Bond Division 59                    13        41        71        156
Dreyfus Variable Investment Fund --
  Small Cap Division 18                                        15        48        83        182
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56           21        66       113        244
  Evergreen Small Cap Value -- Class A Division 55             24        73       125        267
  Evergreen Value -- Class A Division 57                       17        52        90        196
Founders Growth Division 30                                    18        54        94        204
Neuberger Berman Guardian Trust Division 29                    15        48        83        182
Putnam Global Growth -- Class A Shares Division 28             19        58        99        215
Putnam New Opportunities -- Class A Shares Division 26         17        51        89        194
Putnam OTC & Emerging Growth -- Class A Shares Division 27     17        52        90        196
Scudder Growth and Income Division 21                          14        44        76        167
T. Rowe Price Small-Cap Stock Division 51                      19        60       103        224
Templeton Foreign -- Class A Division 32                       18        56        96        209
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            17        53        91        199
  Templeton International -- Class 1 Division 20               18        55        95        208
Vanguard Long-Term Corporate Division 22                       10        30        53        117
Vanguard Long-Term Treasury Division 23                         9        29        51        113
Vanguard LifeStrategy Conservative Growth Division 54           9        29        50        111
Vanguard LifeStrategy Growth Division 52                        9        29        50        111
Vanguard LifeStrategy Moderate Growth Division 53               9        29        50        111
Vanguard Wellington Division 25                                12        38        66        147
Vanguard Windsor II Division 24                                13        41        72        158

EXAMPLE #2 -- If you surrender Portfolio Director Plus at the end of the period shown:

--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Plus Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                             ------   -------   -------   --------
AGSPC Asset Allocation Division 5                             $59      $ 88      $115       $145
AGSPC Capital Conservation Division 7                          59        88       115        145
AGSPC Government Securities Division 8                         59        88       115        145
AGSPC Growth Division 15                                       62        97       131        178
AGSPC Growth & Income Division 16                              61        96       129        174
AGSPC International Equities Division 11                       57        83       108        128
AGSPC International Government Bond Division 13                59        88       116        146
AGSPC MidCap Index Division 4                                  57        82       106        124
AGSPC Money Market Division 6                                  59        88       115        145
AGSPC Science & Technology Division 17                         63       100       137        190
AGSPC Small Cap Index Division 14                              57        83       107        127
AGSPC Social Awareness Division 12                             59        88       115        145
AGSPC Stock Index Division 10                                  57        81       103        118
American Century Ultra Division 31                             64       103       142        200
American General Balanced Division 42                          59        89       117        148
American General Conservative Growth Lifestyle Division 50     52        66        78         63
American General Core Bond Division 58                         59        88       116        146
American General Domestic Bond Division 43                     59        87       115        143
American General Growth Lifestyle Division 48                  52        66        78         63
American General High Yield Bond Division 60                   61        94       126        167
American General International Growth Division 33              62        99       134        185
American General International Value Division 34               61        96       129        173
American General Large Cap Growth Division 39                  60        90       119        153
American General Large Cap Value Division 40                   59        88       116        147
American General Mid Cap Growth Division 37                    59        88       115        145
American General Mid Cap Value Division 38                     61        96       129        174
American General Moderate Growth Lifestyle Division 49         52        66        78         63
American General Money Market Division 44                      57        81       103        118
American General Small Cap Growth Division 35                  62        99       135        186
American General Small Cap Value Division 36                   61        94       126        166
American General Socially Responsible Division 41              57        81       103        118
American General Strategic Bond Division 59                    60        91       121        156
Dreyfus Variable Investment Fund -- Small Cap Division 18      62        98       133        182
Evergreen Equity Trust
  Evergreen Growth and Income -- Class A Division 56           68       115       163        244
  Evergreen Small Cap Value -- Class A Division 55             70       121       175        267
  Evergreen Value -- Class A Division 57                       63       102       140        196
Founders Growth Division 30                                    64       104       144        204
Neuberger Berman Guardian Trust Division 29                    62        98       133        182
Putnam Global Growth -- Class A Shares Division 28             65       107       149        215
Putnam New Opportunities -- Class A Shares Division 26         63       101       139        194
Putnam OTC & Emerging Growth -- Class A Shares Division 27     63       102       140        196
Scudder Growth and Income Division 21                          61        94       126        167
T. Rowe Price Small-Cap Stock Division 51                      66       109       153        224
Templeton Foreign -- Class A Division 32                       64       105       146        209
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 Division 19            64       103       141        199
  Templeton International -- Class 1 Division 20               64       105       145        208
Vanguard Long-Term Corporate Division 22                       57        80       103        117
Vanguard Long-Term Treasury Division 23                        56        79       101        113
Vanguard LifeStrategy Conservative Growth Division 54          56        79       100        111
Vanguard LifeStrategy Growth Division 52                       56        79       100        111
Vanguard LifeStrategy Moderate Growth Division 53              56        79       100        111
Vanguard Wellington Division 25                                59        88       116        147
Vanguard Windsor II Division 24                                60        91       122        158


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY

--------------------------------------------------------------------------------

Portfolio Director Plus is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director Plus's major features is presented below. For a more detailed discussion of Portfolio Director Plus, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS

Portfolio Director Plus offers a choice from among 53 Variable Account Options. You will not be able to invest in all of the Variable Account Options described below within a single group or individual annuity contract. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts or life insurance contracts will not be available within your contract. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Portfolio Director Plus also offers two Fixed Account Options.

--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                        Guaranteed high current                --                 --
OPTIONS             Account Plus                 interest income
                    ----------------------------------------------------------------------------------------------------------
                    Short-Term                   Guaranteed current                     --                 --
                    Fixed Account                interest income
------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER            SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC International          Growth through investments tracking    VALIC              N/A
EQUITY              Equities Fund*               the EAFE Index
                    ----------------------------------------------------------------------------------------------------------
FUNDS


                    AGSPC MidCap                 Growth through investments             VALIC              Bankers Trust
                    Index Fund*                  tracking the S&P MidCap 400(R) Index                      Company(1)
                    ----------------------------------------------------------------------------------------------------------


                    AGSPC Small Cap              Growth through investments tracking    VALIC              Bankers Trust
                    Index Fund*                  the Russell 2000(R) Index                                 Company(1)
                    ----------------------------------------------------------------------------------------------------------


                    AGSPC Stock                  Growth through investments tracking    VALIC              Bankers Trust
                    Index Fund*                  the S&P 500(R) Index                                      Company(1)
------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth                 Growth through investments             VALIC              T. Rowe Price
MANAGED             Fund*                        in service sector companies                               Associates, Inc.
                    ----------------------------------------------------------------------------------------------------------
EQUITY              AGSPC Growth & Income        Growth and income through investments  VALIC
FUNDS               Fund*                        in stocks or securities convertible
                                                 into stocks
                    ----------------------------------------------------------------------------------------------------------
                    American Century Ultra       Capital growth through                 American Century   N/A
                    Fund                         investments in common                  Investment
                                                 stock                                  Management, Inc.
                    ----------------------------------------------------------------------------------------------------------
                    American General             Long-term capital appreciation by      VALIC              Jacobs Asset
                    International Growth         investing in equity securities of                         Management
                    Fund**                       non-U.S. companies, the majority of
                                                 which are expected to be in developed
                                                 markets
                    ----------------------------------------------------------------------------------------------------------------
                    American General             Growth of capital and future income    VALIC              Capital Guardian
                    International Value          through investments in securities of                      Trust Company
                    Fund**                       non-U.S. issuers and securities whose
                                                 principal markets are outside of the
                                                 United States
                    ----------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through a broadly     VALIC              Goldman Sachs Asset
                    Large Cap Growth             diversified portfolio of equity                           Management
                    Fund**                       securities of large cap U.S. issuers
                    ----------------------------------------------------------------------------------------------------------------
                    American General             Total returns exceeding over time the  VALIC              State Street Bank &
                    Large Cap Value Fund**       Russell 1000H Value Index through                         Trust Company/State
                                                 investments in equity securities                          Street Global
                                                                                                           Advisors
                    ----------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in medium   VALIC              Brown Capital
                    Mid Cap Growth Fund**        capitalization equity securities                          Management Inc.
                    ----------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in equity   VALIC              Neuberger Berman
                    Mid Cap Value Fund**         securities of medium capitalization                       Management Inc.
                                                 companies
                    ----------------------------------------------------------------------------------------------------------------
                    American General             Long-term growth through investments   VALIC              JP Morgan
                    Small Cap Growth             in equity securities of small                             Investment
                    Fund**                       capitalization growth companies                           Management Inc.
                    ----------------------------------------------------------------------------------------------------------------
                    American General             Maximum long-term return through       VALIC              Fiduciary
                    Small Cap Value Fund**       investments in small capitalization                       Management
                                                 companies                                                 Associates, Inc.
                                                                                                           and
                                                                                                           Bankers Trust Company(1)
------------------------------------------------------------------------------------------------------------------------------------
  * A series of American General Series Portfolio Company ("AGSPC").
 ** A series of American General Series Portfolio Company 3 ("AGSPC 3").
(1) Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998,
    Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust
    Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the
    AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval and the Trustees of AGSPC 3 also approved a new investment sub-advisory agreement with Bankers Trust
    Company, which is not subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-
    Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------


                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
                    Dreyfus Variable             Growth through investments in smaller  The Dreyfus            N/A
                    Investment                   companies                              Corporation
                    Fund -- Small Cap
                    Portfolio
                    --------------------------------------------------------------------------------------------------------------
                    Evergreen Growth and         Return composed of capital             Evergreen Asset        N/A
                    Income Fund -- Class         appreciation in value of its shares    Management Corp.
                    A***                         and current income
                    --------------------------------------------------------------------------------------------------------------
                    Evergreen Small Cap          Return consisting of current income    Evergreen Asset        N/A
                    Value Fund -- Class          and capital appreciation in value of   Management Corp.
                    A***                         its shares
                    --------------------------------------------------------------------------------------------------------------
                    Evergreen Value              Long-term capital appreciation with    Capital Management     N/A
                    Fund -- Class A***           current income as secondary objective  Group of First Union
                                                                                        National Bank
                    --------------------------------------------------------------------------------------------------------------
                    Founders                     Long-term growth of capital through    Founders               N/A
                    Growth                       investment in common stocks of well    Asset
                    Fund                         established, high-quality growth       Management LLC
                                                 companies
                    --------------------------------------------------------------------------------------------------------------
                    Neuberger Berman             Capital appreciation, and secondarily  Neuberger Berman       Neuberger
                    Guardian Trust               current income by investing primarily  Management Inc.        Berman, LLC
                                                 in common stocks of
                                                 large-capitalization companies
                    --------------------------------------------------------------------------------------------------------------
                    Putnam Global                Capital appreciation through a         Putnam Investment      N/A
                    Growth Fund -- Class A       globally diversified portfolio of      Management Inc.
                    Shares                       common stocks
                    --------------------------------------------------------------------------------------------------------------
                    Putnam New                   Long-term capital appreciation         Putnam Investment      N/A
                    Opportunities Fund --        through investment in common stock     Management Inc.
                    Class A Shares
                    --------------------------------------------------------------------------------------------------------------
                    Putnam OTC &                 Capital appreciation through           Putnam Investment      N/A
                    Emerging Growth              investments in common stocks of        Management Inc.
                    Fund -- Class A Shares       small-to-medium companies
                    --------------------------------------------------------------------------------------------------------------
                    Scudder Growth               Long-term growth of capital, current   Scudder Kemper         N/A
                    and Income Fund              income and growth of income            Investments, Inc.
                    --------------------------------------------------------------------------------------------------------------
                    T. Rowe Price                Long-term capital growth through       T. Rowe Price          N/A
                    Small-Cap Stock Fund         investments in securities of small to  Associates, Inc.
                                                 medium-sized companies
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                    Long-term capital growth; invests      Templeton Global       N/A
                    Foreign                      primarily in equity securities of      Advisors Limited
                    Fund -- Class A              companies outside the U.S., including
                                                 emerging markets
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                    Long-term capital growth; invests      Templeton Investment   N/A
                    International                primarily in stocks and debt           Counsel, Inc.
                    Fund -- Class 1****          obligations of companies outside the
                                                 U.S., including emerging markets
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard                     Growth and income through investment   Vanguard               N/A
                    Windsor II Fund              in common stock
----------------------------------------------------------------------------------------------------------------------------------
BALANCED            American General             Conservation of principal and          VALIC                  Capital Guardian
FUNDS               Balanced Fund**              long-term growth of capital and                               Trust Company
                                                 income through investments in fixed
                                                 income and equity securities
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard                     Income and growth through 30 to 40%    Vanguard               N/A
                    Wellington                   investment in high quality corporate
                    Fund                         bonds
                                                 and 60 to 70% investment in common
                                                 stocks
----------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC Capital                Income and possible growth through     VALIC                  N/A
FUNDS               Conservation Fund*           investments in high quality debt
                                                 securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Government             Income and possible growth through     VALIC                  N/A
                    Securities Fund*             investments in intermediate and
                                                 long-term government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC International          Income and possible growth through     VALIC                  N/A
                    Government Bond Fund*        investments in high quality foreign
                                                 government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    American General Core        Maximum income through investment in   VALIC                  American General
                    Bond Fund**                  medium to high quality fixed income                           Investment
                                                 securities                                                    Management, L.P.
                    --------------------------------------------------------------------------------------------------------------
                    American General             High income and total return           VALIC                  Capital Guardian
                    Domestic Bond Fund**         consistent with conservation of                               Trust Company
                                                 capital through investments in fixed
                                                 income securities and other income
                                                 producing securities
                    --------------------------------------------------------------------------------------------------------------
                    American General High        High total return and income           VALIC                  American General
                    Yield Bond Fund**            consistent with conservation of                               Investment
                                                 capital through investment in high                            Management, L.P.
                                                 yield fixed income securities
----------------------------------------------------------------------------------------------------------------------------------
   * A series of AGSPC.
  ** A series of AGSPC 3.
 *** A series of Evergreen Equity Trust.
**** A series of Templeton Variable Products Series Fund.

--------------------------------------------------------------------------------

                    VARIABLE ACCOUNT             INVESTMENT
                    OPTIONS                      STRATEGY                               ADVISER                SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
                    American General             High level of total return and income  VALIC                  American General
                    Strategic Bond Fund**        consistent with conservation of                               Investment
                                                 capital through investment in                                 Management, L.P.
                                                 income-producing securities
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term           Income through investment in           Vanguard               N/A
                    Corporate Fund               long-term high quality corporate
                                                 bonds
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term           Income through investment in           Vanguard               N/A
                    Treasury Fund                long-term U.S. Treasury bonds
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY FUNDS     AGSPC Science &              Growth through investments in stocks   VALIC                  T. Rowe Price
                    Technology Fund*             of companies which benefit from                               Associates, Inc.
                                                 development of science and technology
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Social Awareness       Growth through investments in stocks   VALIC                  N/A
                    Fund*                        of companies meeting social
                                                 criteria of the Fund
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in stocks   VALIC                  N/A
                    Socially Responsible         of companies meeting social criteria
                    Fund**                       of the Fund
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS  AGSPC Money Market           Income through investments in          VALIC                  N/A
                    Fund*                        short-term money market securities
                    --------------------------------------------------------------------------------------------------------------
                    American General Money       Income through investments in          VALIC                  N/A
                    Market Fund**                short-term money market securities
----------------------------------------------------------------------------------------------------------------------------------
LIFESTYLE           American General             Current income and a low to moderate   VALIC                  N/A
FUNDS               Conservative Growth          level of growth through investments
                    Lifestyle Fund**             in American General Series Portfolio
                                                 Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth through investments in          VALIC                  N/A
                    Growth                       American General Series Portfolio
                    Lifestyle Fund**             Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    American General             Growth and current income through      VALIC                  N/A
                    Moderate Growth              investments in American General
                    Lifestyle Fund**             Series Portfolio Company Funds
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        Current income and low-to-moderate     Vanguard               N/A
                    Conservative Growth          growth of capital
                    Fund
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        Growth of capital                      Vanguard               N/A
                    Growth Fund
                    --------------------------------------------------------------------------------------------------------------
                    Vanguard LifeStrategy        A reasonable level of income and       Vanguard               N/A
                    Moderate Growth Fund         long-term growth of capital and
                                                 income
----------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset Allocation       Maximum return through investments in  VALIC                  N/A
ALLOCATION          Fund*                        a mix of stocks, bonds and money
FUNDS                                            market securities
                    --------------------------------------------------------------------------------------------------------------
                    Templeton Asset              High level of total return; through a  Templeton Investment   N/A
                    Allocation Fund --           flexible policy of investing in        Counsel, Inc.
                    Class 1****                  stocks and debt obligations of any
                                                 nation, including emerging markets,
                                                 and money market instruments
----------------------------------------------------------------------------------------------------------------------------------


   * A series of AGSPC.

  ** A series of AGSPC 3.

**** A series of Templeton Variable Products Series Fund.

--------------------------------------------------------------------------------




A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.

INTEREST GUARANTEED DEATH BENEFIT
Portfolio Director Plus offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director Plus offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e., loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director Plus's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months. Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE
Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT
The Company will reimburse to certain Divisions any fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director Plus can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------




                                    AGSPC          AGSPC           AGSPC                         AGSPC           AGSPC
                                    ASSET         CAPITAL       GOVERNMENT        AGSPC         GROWTH &     INTERNATIONAL
                                 ALLOCATION     CONSERVATION    SECURITIES        GROWTH         INCOME        EQUITIES
                                 DIVISION 5      DIVISION 7     DIVISION 8     DIVISION 15    DIVISION 16     DIVISION 11
                                 ----------     ------------    ----------     -----------    -----------    -------------
December 31, 1998
 Purchase Units in Force                 --             --              --          3,570             --              --
 Purchase Unit Value              $4.003086      $2.194489       $2.221715      $2.471473      $2.240246       $1.509070
September 22, 1998
 Purchase Unit Value(1)           $3.605017      $2.152785       $2.205164      $1.955660      $1.802345       $1.248880

                                    AGSPC
                                INTERNATIONAL                      AGSPC
                                 GOVERNMENT         AGSPC          MONEY
                                    BOND        MIDCAP INDEX       MARKET
                                 DIVISION 13    DIVISION 4(2)    DIVISION 6
                                -------------   -------------    ----------
December 31, 1998
 Purchase Units in Force              1,531              --            475
 Purchase Unit Value              $1.777571       $5.354659      $1.833793
September 22, 1998
 Purchase Unit Value(1)           $1.699184       $4.191708      $1.812091


------------


(1) Purchase Unit Value At Date of Inception.



(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.

--------------------------------------------------------------------------------

                                                                                                 AMERICAN
                                                                                                 GENERAL
      AGSPC          AGSPC          AGSPC           AGSPC          AMERICAN       AMERICAN     CONSERVATIVE     AMERICAN
    SCIENCE &      SMALL CAP        SOCIAL          STOCK          CENTURY        GENERAL         GROWTH        GENERAL
    TECHNOLOGY       INDEX        AWARENESS         INDEX           ULTRA         BALANCED      LIFESTYLE      CORE BOND
   DIVISION 17    DIVISION 14    DIVISION 12    DIVISION 10(3)   DIVISION 31    DIVISION 42    DIVISION 50    DIVISION 58
   -----------    -----------    -----------    --------------   -----------    -----------    -----------    -----------
         6,377             --          1,451          30,811          23,002             --            --              --
     $3.272354      $2.154574      $3.897214       $4.991135       $1.798208      $1.171721     $1.163619       $1.030555
     $2.244150      $1.848434      $3.247795       $4.149958       $1.464079      $1.021648     $1.025646       $1.012652


                   AMERICAN       AMERICAN
      AGSPC        GENERAL        GENERAL
    SCIENCE &      DOMESTIC        GROWTH
    TECHNOLOGY       BOND        LIFESTYLE
   DIVISION 17   DIVISION 43    DIVISION 48
   -----------   -----------    -----------
         6,377            --             --
     $3.272354     $1.045861      $1.194164
     $2.244150     $1.017652      $1.014651


------------


(3) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------


                                                               AMERICAN        AMERICAN
                                                AMERICAN        GENERAL         GENERAL        AMERICAN        AMERICAN
                                              GENERAL HIGH   INTERNATIONAL   INTERNATIONAL   GENERAL LARGE   GENERAL LARGE
                                               YIELD BOND       GROWTH           VALUE        CAP GROWTH       CAP VALUE
                                              DIVISION 60     DIVISION 33     DIVISION 34     DIVISION 39     DIVISION 40
                                              -----------     -----------     -----------     -----------     -----------
December 31, 1998
 Purchase Units in Force                               --             --              --              --               --
 Purchase Unit Values                           $1.054539      $1.053156       $1.151468       $1.242458        $1.248274
September 22, 1998
 Purchase Unit Value(1)                         $1.000656      $0.941675       $0.945673       $1.011650        $1.070634


                                               AMERICAN       AMERICAN
                                             GENERAL MID    GENERAL MID
                                              CAP GROWTH     CAP VALUE
                                             DIVISION 37    DIVISION 38
                                             -----------    -----------
December 31, 1998
 Purchase Units in Force                              --             --
 Purchase Unit Values                          $1.349521      $1.256427
September 22, 1998
 Purchase Unit Value(1)                        $1.069634      $1.049640


------------


(1) Purchase Unit Value At Date of Inception.

--------------------------------------------------------------------------------

                                                                                                DREYFUS
                                                                                                VARIABLE
    AMERICAN                                                                                   INVESTMENT
     GENERAL       AMERICAN                                       AMERICAN       AMERICAN         FUND
    MODERATE       GENERAL        AMERICAN        AMERICAN        GENERAL        GENERAL      ------------
     GROWTH         MONEY       GENERAL SMALL   GENERAL SMALL     SOCIALLY      STRATEGIC      SMALL CAP
    LIFESTYLE       MARKET       CAP GROWTH       CAP VALUE     RESPONSIBLE        BOND        PORTFOLIO
   DIVISION 49   DIVISION 44     DIVISION 35     DIVISION 36    DIVISION 41    DIVISION 59    DIVISION 18
   -----------   -----------     -----------     -----------    -----------    -----------    -----------
           --            --              --              --             --             --             --
    $1.187049     $1.014694       $1.351189       $1.166837      $1.279494      $1.051306      $1.740909
    $1.025647     $1.002560       $1.075632       $1.035646      $1.065636      $1.011653      $1.452893


                             EVERGREEN EQUITY TRUST
    AMERICAN    ------------------------------------------------
     GENERAL
    MODERATE      EVERGREEN        EVERGREEN
     GROWTH       GROWTH AND       SMALL CAP        EVERGREEN
    LIFESTYLE       INCOME           VALUE            VALUE
   DIVISION 49  DIVISION 56(4)   DIVISION 55(4)   DIVISION 57(4)
   -----------  --------------   --------------   --------------
           --             --               --               --
    $1.187049             --               --               --
    $1.025647             --               --               --


------------


(4) No Selected Purchase Unit Data available at this time.



Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

--------------------------------------------------------------------------------

                                                                                                             PUTNAM
                                                             NEUBERGER      PUTNAM                            OTC &
                                                              BERMAN        GLOBAL         PUTNAM NEW       EMERGING
                                               FOUNDERS      GUARDIAN      GROWTH --    OPPORTUNITIES --    GROWTH --
                                                GROWTH         TRUST        CLASS A         CLASS A          CLASS A
                                              DIVISION 30   DIVISION 29   DIVISION 28     DIVISION 26      DIVISION 27
                                              -----------   -----------   -----------   ----------------   -----------
December 31, 1998
 Purchase Units in Force                          12,861           253         5,760           10,797           3,073
 Purchase Unit Value                           $1.676366     $1.418252     $1.591007        $1.459115       $1.127653
September 22, 1998
 Purchase Unit Value(1)                        $1.403809     $1.185901     $1.299768        $1.142402       $0.881983


                                                SCUDDER     T. ROWE PRICE    TEMPLETON
                                              GROWTH AND      SMALL-CAP      FOREIGN --
                                                INCOME          STOCK         CLASS A
                                              DIVISION 21    DIVISION 51    DIVISION 32
                                              -----------   -------------   ------------
December 31, 1998
 Purchase Units in Force                           3,163              --          2,604
 Purchase Unit Value                           $1.582856       $1.142234      $1.123840
September 22, 1998
 Purchase Unit Value(1)                        $1.414085       $1.007688      $0.969355


------------


(1) Purchase Unit Value At Date of Inception.

--------------------------------------------------------------------------------

     TEMPLETON VARIABLE PRODUCTS
             SERIES FUND
   --------------------------------
     TEMPLETON                          VANGUARD                                                  VANGUARD
       ASSET          TEMPLETON       LIFESTRATEGY    VANGUARD      VANGUARD       VANGUARD     LIFESTRATEGY
   ALLOCATION --   INTERNATIONAL --   CONSERVATIVE    LONG-TERM     LONG-TERM    LIFESTRATEGY     MODERATE       VANGUARD
      CLASS 1          CLASS 1           GROWTH       CORPORATE     TREASURY        GROWTH         GROWTH       WELLINGTON
    DIVISION 19      DIVISION 20      DIVISION 54    DIVISION 22   DIVISION 23   DIVISION 52    DIVISION 53    DIVISION 25
   -------------   ----------------   -----------    -----------   -----------   -----------    -----------    -----------
             --               --               --           883         7,820             --             --          9,214
      $1.765016        $1.744358        $1.085160     $1.360696     $1.384079      $1.169326      $1.127094      $1.585688
      $1.458916        $1.503490        $1.006687     $1.340643     $1.373932      $1.006188      $1.002087      $1.474171

     TEMPLETO

   ----------
     TEMPLETO
       ASSET
   ALLOCATION    VANGUARD
      CLASS 1   WINDSOR II
    DIVISION   DIVISION 24
   ----------  -----------
                    29,953
      $1.7650    $1.770257
      $1.4589    $1.549662


------------


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR PLUS

Portfolio Director Plus was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director Plus can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director Plus will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director Plus called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director Plus.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director Plus. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.

VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director Plus's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director Plus. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account. VALIC Separate Account A is made up of what we call "Divisions." Fifty-three Divisions are available and represent the Variable Account Options in Portfolio Director Plus. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director Plus. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director Plus. VALIC Separate Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director Plus, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director Plus, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director Plus be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director Plus. When we

All inquiries regarding
PORTFOLIO DIRECTOR PLUS
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information
 18

--------------------------------------------------------------------------------

discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS
Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.


DISTRIBUTION OF THE CONTRACTS



A.G. Distributors, Inc. ("A.G. Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.



A.G. Distributors-our address
is 2929 Allen Parkway,
Houston, Texas 77019


For more information about
A.G. DISTRIBUTORS, see the
Statement of Additional
Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director Plus enables you to participate in Divisions that represent fifty-three Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account
A. According to your retirement program, you may not be able to invest in all fifty-three Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific Mutual Funds. These Mutual Funds serve as the investment vehicles for Portfolio Director Plus and include:

- American General Series Portfolio

  Company (AGSPC ) -- offers 13 funds, for which VALIC serves as investment adviser, for 3 of such funds, Bankers Trust Company serves as sub-adviser and for 2 of such funds, T. Rowe Price Associates, Inc. serves as sub-adviser.


- American General Series Portfolio Company 3 (AGSPC 3) -- offers 18 funds for which VALIC serves as investment adviser and, for 13 of such funds, have one of the following sub-advisers: American General Investment Management, L.P., Bankers Trust Company, Brown Capital Management, Inc., Capital Guardian Trust Company, Fiduciary Management Associates, Inc., Goldman Sachs Asset Management, J.P. Morgan Investment Management Inc., Jacobs Asset Management, Neuberger Berman Management Inc. and State Street Bank & Trust Company/State Street Global Advisors.

- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.

- Dreyfus Variable Investment Fund --      offers 1 fund, for which The Dreyfus
  Corporation serves as investment adviser.

- Evergreen Equity Trust -- offers 3 funds for which either Evergreen Asset Management Corp. or the Capital Management Group of First Union National Bank serve as investment adviser.

- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.

- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.

- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- T. Rowe Price Small-Cap Stock Fund, Inc. -- offers 1 fund for which T. Rowe Price Associates, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- Templeton Variable Products Series Fund -- offers 2 funds for which Templeton Investment Counsel, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 7 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.

Twenty-two of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public.

Each of these Funds (except for AGSPC's International Government Bond Fund, the American General Lifestyle Funds and the Vanguard LifeStrategy Portfolios, each of which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for certain Divisions for a 1, 3, 5 and 10 year period, if available. If Standard Average


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director Plus.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.
 20

--------------------------------------------------------------------------------


Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception. We will show the Standard Average Annual Return for Divisions 51-57, which recently commenced operations when it becomes available. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for certain Funds (Divisions 18-20) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and hypothetical performance for periods prior to July 11, 1994. The returns shown in the tables for certain Funds (Divisions 21-32) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. The returns shown in the tables for certain Funds (Divisions 51-54) reflect actual historical performance of the related Separate Account Division since inception of each Division (September 22, 1998) and hypothetical performance for periods prior to September 22, 1998. The returns shown in the tables for certain Funds (Divisions 55-57) reflect actual historical performance of the related Funds since inception of each Fund. Since the AGSPC 3 Funds recently commenced operations no actual performance exists. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.


The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the period shown.

For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

AGSPC ASSET ALLOCATION FUND*


(Division 5)


---------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,624
        12/31/90             11,277
        12/31/91             13,597
        12/31/92             13,418
        12/31/93             14,573
        12/31/94             14,297
        12/31/95             17,728
        12/31/96             19,574
        12/31/97             23,850
        12/31/98             28,061



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



AGSPC CAPITAL CONSERVATION FUND**


(Division 7)


---------------------------------------------------------------

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,105
        12/31/90             11,008
        12/31/91             12,817
        12/31/92             13,838
        12/31/93             15,402
        12/31/94             14,376
        12/31/95             17,255
        12/31/96             17,454
        12/31/97             18,833
        12/31/98             20,100



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund. The Standard Average Annual Total Return for the Division for the 1, 3, 5 and 10 year period was 12.59%, 15.24%, 13.34% and 10.81%, respectively. The Division commenced operations on September 16, 1983.



** The Standard Average Annual Total Return for the AGSPC Capital Conservation
   Fund Division 7 for the 1, 3, 5 and 10 year period was 1.87%, 3.63%, 4.59% and 7.17%, respectively. The Division commenced operations on January 16, 1986.

AGSPC GOVERNMENT SECURITIES FUND*


(Division 8)


---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,145
        12/31/90             11,738
        12/31/91             13,384
        12/31/92             14,261
        12/31/93             15,705
        12/31/94             14,911
        12/31/95             17,407
        12/31/96             17,634
        12/31/97             19,088
        12/31/98             20,672



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC GROWTH FUND**


(Division 15)


---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,045
        12/31/95             14,755
        12/31/96             17,503
        12/31/97             21,047
        12/31/98             24,715



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Government Securities Fund Division 8 for the 1, 3, 5 and 10 year period was 3.37%, 4.33 %, 4.77% and 7.47%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Growth Fund Division
   15 for the 1 and 3 year period and since inception was 12.36%, 17.50 % and 20.78%, respectively. The Division commenced operations on April 29, 1994.

AGSPC GROWTH & INCOME FUND
(Division 16)*

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94              9,958
        12/31/95             13,047
        12/31/96             15,988
        12/31/97             19,674
        12/31/98             22,402


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                             PERIOD ENDED MARCH 31
AGSPC INTERNATIONAL
EQUITIES FUND**
(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,294
        12/31/90              8,178
        12/31/91              9,036
        12/31/92              7,776
        12/31/93             10,034
        12/31/94             10,768
        12/31/95             11,855
        12/31/96             12,585
        12/31/97             12,785
        12/31/98             15,091


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                             PERIOD ENDED MARCH 31


 * The Standard Average Annual Total Return for the AGSPC Growth & Income Fund Division 16 for the 1 and 3 year period and since inception was 8.80%, 18.51% and 18.21%, respectively. The Division commenced operations on April 29, 1994.



** The Standard Average Annual Total Return for the AGSPC International Equities
   Fund Division 11 for the 1, 3 and 5 year period and since inception was 12.97%, 6.88%, 7.71% and 4.49%, respectively. The Division commenced operations on October 2, 1989.

AGSPC INTERNATIONAL
GOVERNMENT BOND FUND*
(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.




Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,914
        12/31/92             11,182
        12/31/93             12,692
        12/31/94             13,178
        12/31/95             15,559
        12/31/96             16,145
        12/31/97             15,273
        12/31/98             17,776



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AGSPC MIDCAP INDEX FUND**


(Division 4)


---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index***.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             11,172
        12/31/92             12,200
        12/31/93             13,690
        12/31/94             13,099
        12/31/95             16,990
        12/31/96             20,055
        12/31/97             26,258
        12/31/98             31,056



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC International Government Bond Fund Division 13 for the 1, 3 and 5 year period and since inception was 11.32%, 2.93%, 6.13% and 8.20%, respectively. The Division commenced operations on October 1, 1991.



 ** The Standard Average Annual Total Return for the AGSPC MidCap Index Fund
    Division 4 for the 1, 3 and 5 year period and since inception was 13.21%, 21.08%, 17.21% and 16.85%, respectively. On October 1, 1991, the Fund underlying the AGSPC MidCap Index Fund Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.



*** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400" are trademarks of Standard and Poor's ("S&P"). The AGSPC MidCap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AGSPC MONEY MARKET FUND*
(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.




Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,834
        12/31/90             11,620
        12/31/91             12,189
        12/31/92             12,509
        12/31/93             12,768
        12/31/94             13,173
        12/31/95             13,821
        12/31/96             14,427
        12/31/97             15,082
        12/31/98             15,767



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC SCIENCE &
TECHNOLOGY FUND**
(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.




Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,506
        12/31/95             20,083
        12/31/96             22,716
        12/31/97             23,163
        12/31/98             32,724



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE APRIL 29, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (.22%), 2.88%, 3.39% and 4.60%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Science & Technology
   Fund Division 17 for the 1 and 3 year period and since inception was 36.19%, 16.39% and 28.40%, respectively. The Division commenced operations on April 29, 1994.

AGSPC
SMALL CAP INDEX FUND*
(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.**


Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92             11,156
        12/31/93             12,852
        12/31/94             12,350
        12/31/95             15,666
        12/31/96             18,173
        12/31/97             22,104
        12/31/98             21,546



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

AGSPC
SOCIAL AWARENESS FUND***
(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,110
        12/31/90              9,927
        12/31/91             12,615
        12/31/92             12,957
        12/31/93             13,897
        12/31/94             13,615
        12/31/95             18,796
        12/31/96             23,158
        12/31/97             30,800
        12/31/98             38,972



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE OCTOBER 2, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Small Cap Index Fund Division 14 for the 1, 3 and 5 year period and since inception was (6.96)%, 9.78%, 10.15% and 12.13%, respectively. The Division commenced operations on May 1, 1992.



 ** The Russell(R) Index is a trademark/servicemark of the Frank Russell Trust
    Company. Russell(TM) is a trademark of the Frank Russell Company.



*** The Standard Average Annual Total Return for the AGSPC Social Awareness Fund
    Division 12 for the 1, 3 and 5 year period and since inception was 21.46%, 26.41%, 22.39% and 15.78%, respectively. The Division commenced operations on October 2, 1989.

AGSPC STOCK
INDEX FUND*
(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)**.




Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,834
        12/31/90             12,265
        12/31/91             15,720
        12/31/92             16,662
        12/31/93             18,196
        12/31/94             18,214
        12/31/95             24,847
        12/31/96             30,307
        12/31/97             40,079
        12/31/98             51,161



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989


                                    [CHART]


                            PERIOD ENDED DECEMBER 31


AMERICAN CENTURY ULTRA

FUND***
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.




Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             13,597
        12/31/90             14,772
        12/31/91             27,335
        12/31/92             27,500
        12/31/93             33,271
        12/31/94             31,861
        12/31/95             43,557
        12/31/96             49,158
        12/31/97             60,068
        12/31/98             80,300



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989


                                    [CHART]
                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Stock Index Fund Division 10 for the 1, 3, 5 and 10 year period was 22.58%, 26.11%, 22.46% and 17.67%, respectively. The Division commenced operations on April 20, 1987.



 ** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.



*** The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Standard Average Annual Total Return for the American Century Ultra Fund Division 31 for the 1 year period and since inception was 28.61% and 22.16%, respectively. The Division commenced operations on July 1, 1996.

AMERICAN GENERAL
BALANCED FUND*
(Division 42)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed income and equity securities.

AMERICAN GENERAL CONSERVATIVE
GROWTH LIFESTYLE FUND*
(Division 50)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks current income and low to moderate growth of capital through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 5% to 15% of its assets to international equity securities, 5% to 15% to small capitalization equity securities, 5% to 15% to medium capitalization equity securities, 25% to 35% to large capitalization equity securities and 30% to 50% to bonds.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL DOMESTIC
BOND FUND*
(Division 43)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment primarily in investment grade fixed income securities and other income producing securities.

AMERICAN GENERAL CORE
BOND FUND*
(Division 58)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL GROWTH
LIFESTYLE FUND*
(Division 48)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 25% to 35% of its assets to international equity securities, 15% to 25% to small capitalization equity securities, 10% to 20% to medium capitalization equity securities, 25% to 35% to large capitalization equity securities and 5% to 15% to bonds.

AMERICAN GENERAL HIGH
YIELD BOND FUND*
(Division 60)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL INTERNATIONAL
GROWTH FUND*
(Division 33)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

AMERICAN GENERAL INTERNATIONAL
VALUE FUND*
(Division 34)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL LARGE CAP
GROWTH FUND*
(Division 39)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective.

AMERICAN GENERAL LARGE CAP
VALUE FUND*
(Division 40)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide total returns that exceed over time the Russell 1000(R) Value Index through investments in equity securities.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL MID CAP
GROWTH FUND*
(Division 37)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is of secondary objective.

AMERICAN GENERAL MID CAP
VALUE FUND*
(Division 38)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL MODERATE
GROWTH LIFESTYLE FUND*
(Division 49)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth and current income through investments in AGSPC 3 Funds. Through its investments, the Fund allocates 10% to 20% of its assets to international equity securities, 10% to 20% to small capitalization equity securities, 10% to 20% to medium capitalization equity securities, 25% to 30% to large capitalization equity securities and 20% to 30% to bonds.

AMERICAN GENERAL MONEY
MARKET FUND*
(Division 44)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL SMALL CAP
GROWTH FUND*
(Division 35)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies.

AMERICAN GENERAL SMALL CAP
VALUE FUND*
(Division 36)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

AMERICAN GENERAL SOCIALLY
RESPONSIBLE FUND*
(Division 41)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.


AMERICAN GENERAL STRATEGIC
BOND FUND*
(Division 59)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

* The Fund recently commenced operations. Accordingly, no performance for the Fund is available.

DREYFUS VARIABLE INVESTMENT
FUND -- SMALL CAP PORTFOLIO*
(Division 18)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to maximize capital appreciation and invests principally in common stocks. This Fund will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-size companies which are believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings.




Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   --------
        08/31/90            $ 10,000
        12/31/90              10,181
        12/31/91              26,205
        12/31/92              44,490
        12/31/93              74,225
        12/31/94              79,228
        12/31/95             101,599
        12/31/96             117,422
        12/31/97             135,987
        12/31/98             130,382



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

EVERGREEN GROWTH AND
INCOME FUND**
Class A
(Division 56)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to achieve a return composed of capital appreciation and current income. The Fund invests in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings or potential earnings growth.




Annual Value of a $10,000
 Stipulated Payment made
     January 3, 1995        $ Value
-------------------------   -------
        01/03/95            $10,000
        12/31/95             13,193
        12/31/96             16,201
        12/31/97             21,089
        12/31/98             22,000



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 3, 1995

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Dreyfus Variable Investment Fund -- Small Cap Portfolio Division 18 for the 1 and 3 year period and since inception was (8.49%), 7.18% and 12.07%, respectively. The Division commenced operations on July 11, 1994.



** The Division commenced operations on January 4, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

EVERGREEN SMALL CAP

VALUE FUND*

Class A
(Division 55)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to achieve a return consisting of current income and capital appreciation. The Fund invests in common stocks, preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities (including convertible debt securities) of companies that, at the time of purchase, have "total market capitalization" of less than $1 billion. The Fund may invest up to 35% of its total assets in equity securities of companies that at the time of purchase have a total market capitalization of $1 billion or more.


Annual Value of a $10,000
 Stipulated Payment made
     January 3, 1995        $ Value
-------------------------   -------
        01/03/95            $10,000
        12/31/95             12,813
        12/31/96             15,544
        12/31/97             20,609
        12/31/98             18,529



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 3, 1995

                                    [CHART]


EVERGREEN VALUE FUND**

Class A
(Division 57)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term capital appreciation with current income as a secondary objective. Normally, at least 75% of the Fund's assets will be invested in equity securities of U.S. companies with prospects for earnings growth and dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
        --------            -------
        01/01/89            $10,000
        12/31/89             12,615
        12/31/90             12,111
        12/31/91             15,065
        12/31/92             16,165
        12/31/93             17,567
        12/31/94             17,791
        12/31/95             23,316
        12/31/96             27,567
        12/31/97             34,461
        12/31/98             37,519



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


 * The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund. The Division commenced operations on January 4, 1999. Accordingly the Standard Average Annual Total Return for the Division will be shown when it becomes available.



** The Division commenced operations on January 4, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

FOUNDERS GROWTH FUND*
(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.




Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             14,083
        12/31/90             12,519
        12/31/91             18,333
        12/31/92             18,997
        12/31/93             23,701
        12/31/94             22,776
        12/31/95             32,947
        12/31/96             38,149
        12/31/97             47,957
        12/31/98             59,593



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Founders Growth Fund Division 30 for the 1 year period and since inception was 19.19% and 19.44%, respectively. The Division commenced operations on July 1, 1996.

NEUBERGER BERMAN
GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of large-capitalization companies.





Annual Value of a $10,000
 Stipulated Payment made
     August 3, 1993         $ Value
-------------------------   -------
        08/03/93            $10,000
        12/31/93             10,708
        12/31/94             10,807
        12/31/95             14,175
        12/31/96             16,581
        12/31/97             19,415
        12/31/98             19,756



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                     STIPULATED PAYMENT MADE AUGUST 3, 1993

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

PUTNAM GLOBAL GROWTH FUND**
Class A Shares
(Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.




Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,378
        12/31/90             11,175
        12/31/91             13,103
        12/31/92             13,057
        12/31/93             17,107
        12/31/94             16,863
        12/31/95             19.243
        12/31/96             22,283
        12/31/97             25,098
        12/31/98             32,124



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Neuberger Berman Guardian Trust was formerly known as the
   Neuberger&Berman Guardian Trust. The Standard Average Annual Total Return for the Neuberger Berman Guardian Trust Division 29 for the 1 year period and since inception was (2.88)% and 10.58%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam Global Growth
   Fund -- Class A Division 28 for the 1 year period and since inception was 22.92% and 16.84%, respectively. The Division commenced operations on July 1, 1996.

PUTNAM NEW OPPORTUNITIES
FUND*
Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,054
        12/31/91             18,397
        12/31/92             22,964
        12/31/93             30,281
        12/31/94             31,100
        12/31/95             45,203
        12/31/96             49,779
        12/31/97             60,609
        12/31/98             74,923



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE AUGUST 31, 1990

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

PUTNAM OTC & EMERGING
GROWTH FUND**
Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.




Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,816
        12/31/90             11,491
        12/31/91             16,080
        12/31/92             18,010
        12/31/93             23,634
        12/31/94             24,022
        12/31/95             37,216
        12/31/96             38,682
        12/31/97             42,360
        12/31/98             46,732



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Putnam New Opportunities Fund -- Class A Division 26 for the 1 year period and since inception was 18.55% and 13.66%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam OTC & Emerging Growth
   Fund -- Class A Division 27 for the 1 year period and since inception was 5.30% and 1.32%, respectively. The Division commenced operations on July 1, 1996.

SCUDDER GROWTH AND
INCOME FUND*
(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,524
        12/31/90             12,131
        12/31/91             15,411
        12/31/92             16,739
        12/31/93             19,182
        12/31/94             19,515
        12/31/95             25,371
        12/31/96             30,715
        12/31/97             39,697
        12/31/98             41,849



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

T. ROWE PRICE SMALL-CAP STOCK FUND**
(Division 51)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital growth through investments in securities of small to medium-sized companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,815
        12/31/90              9,316
        12/31/91             12,807
        12/31/92             14,467
        12/31/93             16,988
        12/31/94             16,860
        12/31/95             22,382
        12/31/96             26,870
        12/31/97             34,328
        12/31/98             32,835



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                [CHART TO COME]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Scudder Growth and Income Fund Division 21 for the 1 year period and since inception was 0.62% and 16.65%, respectively. The Division commenced operations on July 1, 1996.



** The Division commenced operations on September 22, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

TEMPLETON ASSET
ALLOCATION FUND*
Class 1 Shares
(Division 19)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks a high level of total return. The Fund tries to achieve its investment goal through a flexible policy of investing in the following market segments: stocks and debt securities of any nation, including emerging markets and money market instruments.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,228
        12/31/90             10,245
        12/31/91             12,970
        12/31/92             13,898
        12/31/93             17,378
        12/31/94             16,710
        12/31/95             20,297
        12/31/96             23,917
        12/31/97             27,386
        12/31/98             28,891



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

TEMPLETON FOREIGN FUND**

Class A Shares

(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. The Fund tries to achieve its investment goal by a flexible policy of investing primarily in the equity securities of companies, and governments outside the United States, including emerging markets.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,971
        12/31/90             12,508
        12/31/91             14,703
        12/31/92             14,630
        12/31/93             19,889
        12/31/94             19,842
        12/31/95             21,924
        12/31/96             25,690
        12/31/97             27,226
        12/31/98             25,746



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Templeton Asset Allocation Fund -- Class 1 Division 19 for the 1 and 3 year period and since inception was 0.69%, 11.09%, and 12.22%, respectively. The Division commenced operations on July 11, 1994.



** The Templeton Foreign-Fund Class A Shares was formerly known as the Templeton
   Foreign Fund -- Class 1 Shares. The Standard Average Annual Total Return for the Templeton Foreign Fund -- Class A Division 32 for the 1 year period and since inception was (9.74)% and 1.20%, respectively. The Division commenced operations on July 1, 1996. On January 1, 1993, the Templeton Foreign
   Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

TEMPLETON INTERNATIONAL FUND*
Class 1 Shares
(Division 20)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to achieve long-term capital growth. The Fund invests in stocks and debt obligations of companies outside the United States, including emerging markets. Any income realized will be incidental.





Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92              9,337
        12/31/93             13,633
        12/31/94             13,211
        12/31/95             15,163
        12/31/96             18,643
        12/31/97             21,060
        12/31/98             22,827



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                      STIPULATED PAYMENT MADE MAY 1, 1992

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD LONG-TERM
CORPORATE FUND**
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide investors with a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests in a diversified portfolio of investment grade corporate and Government bonds. Under normal circumstances, at least 65% of the Fund's assets are invested in straight debt corporate bonds rated a minimum of Baa3 by Moody's Investor Service Inc. or BBB-by Standard and Poor's Ratings Group at the time of purchase. Additionally, at least 80% of the Fund's assets will normally be invested in a combination of investment grade corporate bonds and securities of the U.S. Government and its agencies and instrumentalities. The dollar weighted average maturity of the Fund is expected to range from 15 to 25 years.




Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,418
        12/31/90             12,024
        12/31/91             14,411
        12/31/92             15,685
        12/31/93             17,803
        12/31/94             16,722
        12/31/95             20,950
        12/31/96             20,882
        12/31/97             23,543
        12/31/98             25,539



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31



 * The Standard Average Annual Total Return for the Templeton International
   Fund -- Class 1 Division 20 for the 1 and 3 year period and since inception was 3.45%, 13.26% and 12.40%, respectively. The Division commenced operations on July 11, 1994.



** The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard
   Fixed Income Securities Fund-Long-Term Corporate Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Corporate Fund Division 22 for the 1 year period and since inception was 3.54% and 8.70%, respectively. The Division commenced operations on July 1, 1996.

VANGUARD LONG-TERM
TREASURY FUND*
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. The Fund invests at least 85% of its assets in long-term securities backed by the full faith and credit of the U.S. Government. Also, at least 65% of the Fund's assets will be invested in U.S. Treasury bills, notes and bonds. The dollar weighted average maturity of the Fund is expected to range from 15 to 30 years.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,691
        12/31/90             12,263
        12/31/91             14,275
        12/31/92             15,201
        12/31/93             17,600
        12/31/94             16,227
        12/31/95             20,926
        12/31/96             20,364
        12/31/97             22,984
        12/31/98             25,805



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]


                            PERIOD ENDED DECEMBER 31


VANGUARD LIFESTRATEGY

CONSERVATIVE GROWTH FUND**
(Division 54)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Conservative Growth Fund allocates 25%-50% of its assets to stocks, 50%-75% of its assets to bonds, and 10%-25% of its assets to cash reserves.




Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,989
        12/31/95             12,318
        12/31/96             13,481
        12/31/97             15,617
        12/31/98             17,930



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund-Long-Term U.S. Treasury Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Treasury Fund Division 23 for the 1 year period and since inception was 7.21% and 10.35%, respectively. The Division commenced operations on July 1, 1996.



** The Division commenced operations on September 22, 1999. Accordingly, the
   Standard Average Annual Total Return for the Division will be shown when it becomes available.

VANGUARD LIFESTRATEGY
GROWTH FUND*
(Division 52)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Growth Fund allocates 65%-90% of its assets to stocks, 10%-35% of its assets to bonds, and 0%-25% of its assets to cash reserves.


Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,969
        12/31/95             12,778
        12/31/96             14,625
        12/31/97             17,734
        12/31/98             21,326



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]


                            PERIOD ENDED DECEMBER 31

VANGUARD LIFESTRATEGY
MODERATE GROWTH FUND*
(Division 53)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds. Through its investments in other funds, LifeStrategy Moderate Growth Fund allocates 45%-70% of its assets to stocks, 30%-55% of its assets to bonds, and 0%-25% of its assets to cash reserves.


Annual Value of a $10,000
 Stipulated Payment made
   September 30, 1994       $ Value
-------------------------   -------
        09/30/94            $10,000
        12/31/94              9,909
        12/31/95             12,574
        12/31/96             14,054
        12/31/97             16,694
        12/31/98             19,683



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                   STIPULATED PAYMENT MADE SEPTEMBER 30, 1994

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Division commenced operations on September 22, 1999. Accordingly, the Standard Average Annual Total Return for the Division will be shown when it becomes available.

VANGUARD WELLINGTON FUND*
(Division 25)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to conserve capital and provide moderate long-term growth and moderate income. The Fund invests approximately 60% to 70% of its assets in dividend-paying stocks of established, large- and medium-sized companies that, in the adviser's opinion, are undervalued but whose prospects are improving. The remaining 30% to 40% of assets are invested primarily in high-quality, longer-term corporate bonds with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,054
        12/31/90             11,619
        12/31/91             14,241
        12/31/92             15,238
        12/31/93             17,149
        12/31/94             16,923
        12/31/95             22,294
        12/31/96             25,664
        12/31/97             31,335
        12/31/98             34,812



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]


                            PERIOD ENDED DECEMBER 31


VANGUARD WINDSOR II FUND**
(Division 24)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital by investing mainly in the equity securities of large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued and out of favor with investors. The Fund's secondary objective is to provide some dividend income.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,670
        12/31/90             11,312
        12/31/91             14,430
        12/31/92             16,020
        12/31/93             18,043
        12/31/94             17,684
        12/31/95             24,331
        12/31/96             29,927
        12/31/97             39,252
        12/31/98             45,284



                    VALUE AT MONTHLY INTERVALS OF A $10,000


                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]


                            PERIOD ENDED DECEMBER 31



 * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund. The Standard Average Annual Total Return for the Vanguard Wellington Fund Division 25 for the 1 year period and since inception was 6.04% and 15.86%, respectively. The Division commenced operations on July 1, 1996.



** The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II
   Fund. The Standard Average Annual Total Return for Vanguard Windsor II Fund Division 24 for the 1 year period and since inception was 10.30% and 22.08%, respectively. The Division commenced operations on July 1, 1996.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director Plus account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director Plus was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or

- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments, within 5 business days, if the requested information is not provided, unless you otherwise so specify.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the Money Market Division option chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.


PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.
Step 2: Calculate net investment rate for any day as follows:
  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.
  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS
There are 55 investment options offered in Portfolio Director Plus. This includes 2 Fixed Account Options and 53 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

Fixed Account Options

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Summary" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.


Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

Variable Account Options
You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. As noted elsewhere in the prospectus, you will not be permitted to select from more than 30 Variable Account Options, and in some cases less than 30, depending on your employer's plan and the type of annuity contract selected. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director Plus account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.


If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the contract and/or under your employer's plan.

PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director Plus without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director Plus's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None(1)
                contract year

                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500

Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director Plus's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None

Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout

Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director Plus, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:

- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise

- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director Plus, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director Plus is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.

If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director Plus. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director Plus, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director Plus may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE
REIMBURSEMENT

Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT
With a Variable Payout, you may choose from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:


  - From your existing Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).


PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION
Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option,

  - The payments will be guaranteed for a 10 year period,

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.

For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.

PARTIAL SURRENDERS
You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director Plus. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once

--------------------------------------------------------------------------------

revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Plus Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director Plus. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director Plus. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus. An exchange may require the issuance of a contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.

  - Exchanges from Portfolio Director Plus to other contract forms are not permitted.

  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director Plus. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director Plus. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director Plus.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director Plus.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director Plus will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director Plus, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director Plus will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director Plus.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director Plus for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR PLUS

The following other contracts may be exchanged.

  - Portfolio Director and Portfolio Director 2 Contracts

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director Plus will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF PORTFOLIO DIRECTOR AND
PORTFOLIO DIRECTOR 2 CONTRACTS TO PORTFOLIO
DIRECTOR PLUS CONTRACTS

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus contain the same provisions except as to the level of fees and as to available Variable Account Options and certain separate Account Expense Reimbursements. Portfolio Director, Portfolio Director 2 and Portfolio Director Plus are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals.

COMPARISON OF OTHER CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director Plus. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director Plus is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR PLUS

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director Plus.

  - Portfolio Director Plus has more investment options to select from.

  - Portfolio Director Plus has 22 publicly available mutual funds as investment options.

  - The Portfolio Director Plus surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director Plus has an Interest Guaranteed Death Benefit.

  - Portfolio Director Plus's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director Plus may charge fees higher or lower than other series of Portfolio Director Plus.

  - Portfolio Director Plus's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts, Portfolio Director Contracts and Portfolio Director 2 Contracts for the equivalent units of interest in Portfolio Director Plus.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director Plus any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director Plus from SA-1, Independence Plus, Portfolio Director or Portfolio Director 2 Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director Plus. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract.

  - Leave current assets in the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director Plus.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director Contract or Portfolio Director 2 Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract, or Portfolio Director 2 Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract, Portfolio Director Contract, Portfolio Director 2 Contract and direct future Purchase Payments to Portfolio Director Plus, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract Portfolio Director Contract or Portfolio Director 2 Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director Plus, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director Plus subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director Plus.

Once a participant transfers assets and future Purchase Payments to Portfolio Director Plus the participant will not be permitted to exchange back to the SA-1 Contract, Independence Plus Contract, Portfolio Director Contract or Portfolio Director 2 Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director Plus, the participant will be allowed at a later date to transfer the current assets to Portfolio Director Plus. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director Contract, Portfolio Director 2 Contract and Portfolio Director Plus, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director Plus will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director Plus may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

  - In a lump sum; or

  - In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

  - In full within 5 years after the Annuitant's death; or

  - By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or

  - An annuity for a designated period
    not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director Plus.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will generally be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.

CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract
Owner may be designated.

FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director Plus are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.

VARIABLE ACCOUNT
OPTIONS -- investment
Options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director Plus. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director Plus are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.

Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director Plus was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director Plus in calculating the Division's investment performance.

TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the given historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director Plus at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted. For Divisions 51-57, which recently commenced operations, only Nonstandard Average Annual Total Returns are shown. Accordingly, the Standard Average Annual Total Return for each of these Divisions will be shown when it becomes available


CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Portfolio Director Plus will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE


Annual Change in Purchase Unit Value is a percentage change during a one year period, or since inception. This is calculated as follows:



  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;



  - The difference is divided by the Purchase Unit Value at the start of the period or year.


DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director Plus. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director Plus.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director Plus charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market and American General Money Market Divisions

We may advertise the AGSPC Money Market and American General Money Market Divisions' Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market or American General Money Market Divisions over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Current Yield for the last 7 days ended December 31, 1998 was 4.04% and 4.29%, respectively.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. For the AGSPC Money Market Division and the American General Money Market Division the 7-day Effective Yield for the last 7 days ended December 31, 1998 was 4.12% and 4.39%, respectively.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market and American General Money Market Divisions. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:
AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.

In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the six tables below.

The information presented does not reflect the advantage under Portfolio Director Plus of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.35% to 0.85% during the Purchase Period on the daily average net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                 DIVISION
                                                 INCEPTION        SINCE
             FUND AND DIVISION****                 DATE         INCEPTION    10 YEARS    5 YEARS    3 YEARS    1 YEAR
             ---------------------               ---------      ---------    --------    -------    -------    ------
AGSPC Asset Allocation (Division 5)(1).........  09/06/83            --       10.81%      13.34%     15.24%    12.59%
AGSPC Capital Conservation (Division 7)........  01/16/86            --        7.17        4.59       3.63      1.87
AGSPC Government Securities (Division 8).......  01/16/86            --        7.47        4.77       4.33      3.37
AGSPC Growth (Division 15).....................  04/29/94         20.78%         --          --      17.50     12.36
AGSPC Growth & Income (Division 16)............  04/29/94         18.21          --          --      18.51      8.80
AGSPC International Equities (Division 11).....  10/02/89          4.49          --        7.71       6.88     12.97
AGSPC International Government Bond (Division
  13)..........................................  10/01/91          8.20          --        6.13       2.93     11.32
AGSPC MidCap Index (Division 4)***.............  10/01/91***      16.85          --       17.21      21.08     13.21
AGSPC Money Market (Division 6)................  01/16/86            --        4.60        3.39       2.88     (0.22)
AGSPC Science & Technology (Division 17).......  04/29/94         28.40          --          --      16.39     36.19
AGSPC Small Cap Index (Division 14)............  05/01/92         12.13          --       10.15       9.78     (6.96)
AGSPC Social Awareness (Division 12)...........  10/02/89         15.78          --       22.39      26.41     21.46
AGSPC Stock Index (Division 10)................  04/20/87            --       17.67       22.46      26.11     22.58
American Century -- Twentieth Century Ultra
  (Division 31)................................  07/01/96         22.16          --          --         --     28.61
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18)............  07/11/94         12.07          --          --       7.18     (8.49)
Founders Growth (Division 30)..................  07/01/96         19.44          --          --         --     19.19
Neuberger Berman Guardian Trust (Division
  29)..........................................  07/01/96         10.58          --          --         --     (2.88)
Putnam Global Growth -- Class A (Division
  28)..........................................  07/01/96         16.84          --          --         --     22.92
Putnam New Opportunities -- Class A (Division
  26)..........................................  07/01/96         13.66          --          --         --     18.55
Putnam OTC & Emerging Growth -- Class A
  (Division 27)................................  07/01/96          1.32          --          --         --      5.30
Scudder Growth and Income (Division 21)(2).....  07/01/96         16.65          --          --         --      0.62
Templeton Foreign -- Class A (Division 32).....  07/01/96          1.20          --          --         --     (9.74)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1
     (Division 19).............................  07/11/94         12.22          --          --      11.09      0.69
  Templeton International -- Class 1 (Division
     20).......................................  07/11/94         12.40          --          --      13.26      3.45
Vanguard Long-Term Corporate (Division 22)**...  07/01/96          8.70          --          --         --      3.54
Vanguard Long-Term Treasury (Division 23)**....  07/01/96         10.35          --          --         --      7.21
Vanguard Wellington (Division 25)..............  07/01/96         15.86          --          --         --      6.04
Vanguard Windsor II (Division 24)..............  07/01/96         22.08          --          --         --     10.30


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus.


  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC 3 Funds recently commenced operations no actual performance exists. The Standard Average Annual Total Return for the Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value
     Fund -- Class A Division 55, the Evergreen Value Fund -- Class A Division 57, the T. Rowe Price Small Cap Stock Fund Division 51, the Vanguard LifeStrategy Conservative Growth Fund Division 54, the Vanguard LifeStrategy Growth Fund Division 52 and the Vanguard LifeStrategy Moderate Growth Fund Division 53 will be shown when it becomes available.



 (1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



 (2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                          FUND
                                                        INCEPTION      SINCE
                  FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  -----------------                     ---------    ---------    --------    -------     -------      ------
American Century Ultra (Division 31)..................  11/02/81            --       23.11%      18.70%      21.43%      28.61%
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio (Division 18).............................  08/31/90         36.07%         --       11.22        7.18       (8.49)
Evergreen Growth and Income -- Class A (Division
  56).................................................  01/03/95         21.08          --          --       17.32       (0.43)
Evergreen Small Cap Value -- Class A (Division
  55)(1)..............................................  01/03/95         15.85          --          --       11.70      (14.19)
Evergreen Value -- Class A (Division 57)..............  04/12/85            --       14.08       15.77       15.89        3.92
Founders Growth (Division 30).........................  01/05/62            --       19.48       19.70       20.64       19.19
Neuberger Berman Guardian Trust (Division 29).........  08/03/93         13.35          --       12.35       10.29       (2.88)
Putnam Global Growth -- Class A (Division 28).........  09/01/67            --       12.32       12.76       17.36       22.92
Putnam New Opportunities -- Class A (Division 26).....  08/31/90         27.29          --       19.31       17.08       18.55
Putnam OTC & Emerging Growth -- Class A (Division
  27).................................................  11/01/82            --       16.61       13.96        6.37        5.30
Scudder Growth & Income (Division 21).................  03/15/29            --       15.33       16.28       16.88        0.62
T. Rowe Price Small Cap Stock (Division 51)...........  06/01/50            --       12.56       13.43       12.26       (8.71)
Templeton Foreign -- Class A (Division 32)(2).........  10/05/82            --        9.86        4.41        3.92       (9.74)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division
     19)..............................................  08/24/88            --       11.13        9.96       11.09        0.69
  Templeton Informational -- Class 1 (Division 20)....  05/01/92         13.11          --       10.13       13.26        3.45
Vanguard LifeStrategy Conservative Growth (Division
  54).................................................  09/30/94         13.90          --          --       11.95        9.75
Vanguard LifeStrategy Growth (Division 52)............  09/30/94         18.77          --          --       17.35       15.19
Vanguard LifeStrategy Moderate Growth (Division 53)...  09/30/94         16.50          --          --       14.80       12.84
Vanguard Long-Term Corporate (Division 22)**..........  07/09/73            --        9.77        6.66        5.28        3.54
Vanguard Long-Term Treasury (Division 23)**...........  05/19/86            --        9.88        7.15        5.70        7.21
Vanguard Wellington (Division 25).....................  07/01/29            --       13.22       14.57       14.70        6.04
Vanguard Windsor II (Division 24).....................  06/24/85            --       16.24       19.66       21.83       10.30


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions 21-32 since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. The Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small Cap Equity Income Fund.



(2) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                            DIVISION
                                                            INCEPTION      SINCE
                  FUND AND DIVISION****                       DATE       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  ---------------------                     ---------    ---------   --------   -------   -------   ------

AGSPC Asset Allocation (Division 5).......................  09/06/83          --      10.87%     14.00%    16.54%   17.66%
AGSPC Capital Conservation (Division 7)...................  01/16/86          --       7.23       5.47      5.22     6.73
AGSPC Government Securities (Division 8)..................  01/16/86          --       7.53       5.65      5.90     8.30
AGSPC Growth (Division 15)................................  04/29/94       21.38%        --         --     18.76    17.42
AGSPC Growth & Income (Division 16).......................  04/29/94       18.85         --         --     19.75    13.87
AGSPC International Equities (Division 11)................  10/02/89        4.55         --       8.50      8.38    18.04
AGSPC International Government Bond (Division 13).........  10/01/91        8.26         --       6.97      4.54    16.39
AGSPC MidCap Index (Division 4)***........................  10/01/91***    16.92         --      17.80     22.27    18.27
AGSPC Money Market (Division 6)...........................  01/16/86          --       4.66       4.31      4.49     4.54
AGSPC Science & Technology (Division 17)..................  04/29/94       28.90         --         --     17.67    41.27
AGSPC Small Cap Index (Division 14).......................  05/01/92       12.20         --      10.89     11.21    (2.53)
AGSPC Social Awareness (Division 12)......................  10/02/89       15.84         --      22.90     27.51    26.53
AGSPC Stock Index (Division 10)...........................  04/20/87          --      17.73      22.97     27.22    27.65
American Century -- Twentieth Century Ultra (Division
  31).....................................................  07/01/96       23.70         --         --        --    33.68
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18).......................  07/11/94       12.87         --         --      8.67    (4.12)
Founders Growth (Division 30).............................  07/01/96       21.03         --         --        --    24.26
Neuberger Berman Guardian Trust (Division 29).............  07/01/96       12.34         --         --        --     1.75
Putnam Global Growth -- Class A (Division 28).............  07/01/96       18.47         --         --        --    27.99
Putnam New Opportunities -- Class A (Division 26).........  07/01/96       15.36         --         --        --    23.62
Putnam OTC & Emerging Growth -- Class A (Division 27).....  07/01/96        3.26         --         --        --    10.32
Scudder Growth and Income (Division 21)...................  07/01/96       18.29         --         --        --     5.42
Templeton Foreign Fund -- Class A (Division 32)...........  07/01/96        3.14         --         --        --    (5.44)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19).....  07/11/94       13.03         --         --     12.49     5.50
  Templeton International -- Class 1 (Division 20)........  07/11/94       13.20         --         --     14.61     8.39
Vanguard Long-Term Corporate (Division 22)**..............  07/01/96       10.51         --         --        --     8.48
Vanguard Long-Term Treasury (Division 23)**...............  07/01/96       12.12         --         --        --    12.27
Vanguard Wellington (Division 25).........................  07/01/96       17.51         --         --        --    11.10
Vanguard Windsor II (Division 24).........................  07/01/96       23.62         --         --        --    15.37


---------------

   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. Since the end of the stated periods equity markets have moved erratically and the performance of certain Divisions may have diminished. The Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus other than the surrender charge and account maintenance fee.

  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC3 Funds recently commenced operations no actual performance exists. The Standard Average Annual Total Return for the Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value
     Fund -- Class A Division 55, the Evergreen Value Fund -- Class A Division 57, the T. Rowe Price Small Cap Stock Fund Division 51, the Vanguard LifeStrategy Conservative Growth Fund Division 54, the Vanguard LifeStrategy Growth Fund Division 52 and the Vanguard LifeStrategy Moderate Growth Fund Division 53 will be shown when it becomes available.

                                                                        TABLE IV
                          AVERAGE ANNUAL TOTAL RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                               FUND
                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------

American Century Ultra (Division 31).......................  11/02/81         --      23.16%     19.27%    22.62%    33.68%
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18)........................  08/31/90      36.11%        --      11.93      8.67     (4.12)
Evergreen Growth and Income -- Class A (Division 56).......  01/03/95      21.85         --         --     18.58      4.32
Evergreen Small Cap Value -- Class A (Division 55).........  01/03/95      16.72         --         --     13.08    (10.09)
Evergreen Value -- Class A (Division 57)...................  04/12/85         --      14.14      16.39     17.18      8.87
Founders Growth (Division 30)..............................  01/05/62         --      19.54      20.25     21.84     24.26
Neuberger Berman Guardian Trust (Division 29)..............  08/03/93      13.41         --      13.03     11.70      1.75
Putnam Global Growth -- Class A (Division 28)..............  09/01/67         --      12.38      13.43     18.63     27.99
Putnam New Opportunities -- Class A (Division 26)..........  08/31/90      27.35         --      19.86     18.35     23.62
Putnam OTC & Emerging Growth -- Class A (Division 27)......  11/01/82         --      16.67      14.61      7.88     10.32
Scudder Growth and Income (Division 21)(1).................  03/15/29         --      15.39      16.89     18.15      5.42
T. Rowe Price Small-Cap Stock (Division 51)................  06/01/50         --      12.62      14.09     13.63     (4.35)
Templeton Foreign -- Class A (Division 32)(1)..............  10/05/82         --       9.92       5.30      5.50     (5.44)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19)......  08/24/88         --      11.19      10.70     12.49      5.50
  Templeton International -- Class 1 (Division 20).........  05/01/92      13.17         --      10.86     14.61      8.39
Vanguard LifeStrategy Conservative Growth (Division 54)....  09/30/94      14.73         --         --     13.33     14.81
Vanguard LifeStrategy Growth (Division 52).................  09/30/94      19.51         --         --     18.62     20.26
Vanguard LifeStrategy Moderate Growth (Division 53)........  09/30/94      17.27         --         --     16.11     17.91
Vanguard Long-Term Corporate (Division 22)**...............  07/09/73         --       9.83       7.48      6.83      8.48
Vanguard Long-Term Treasury (Division 23)**................  05/19/86         --       9.94       7.95      7.24     12.27
Vanguard Wellington (Division 25)..........................  07/01/29         --      13.29      15.21     16.01     11.10
Vanguard Windsor II (Division 24)..........................  06/24/85         --      16.30      20.21     23.01     15.37


---------------

 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 1, 1994 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. The Standard Average Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                              DIVISION
                                                              INCEPTION      SINCE
                   FUND AND DIVISION****                        DATE       INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                   ---------------------                      ---------    ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5).........................  09/06/83          --      180.61%    92.55%    58.29%   17.66%
AGSPC Capital Conservation (Division 7).....................  01/16/86          --      101.00     30.50     16.49     6.73
AGSPC Government Securities (Division 8)....................  01/16/86          --      106.72     31.63     18.75     8.30
AGSPC Growth (Division 15)..................................  04/29/94      147.15%         --        --     67.50    17.42
AGSPC Growth & Income (Division 16).........................  04/29/94      124.02          --        --     71.71    13.87
AGSPC International Equities (Division 11)..................  10/02/89       50.91          --     50.40     27.29    18.04
AGSPC International Government Bond (Division 13)...........  10/01/91       77.76          --     40.05     14.25    16.39
AGSPC MidCap Index (Division 4)***..........................  10/01/91***   210.56          --    126.86     82.79    18.27
AGSPC Money Market (Division 6).............................  01/16/86          --       57.67     23.48     14.08     4.54
AGSPC Science & Technology (Division 17)....................  04/29/94      227.24          --        --     62.94    41.27
AGSPC Small Cap Index (Division 14).........................  05/01/92      115.46          --     67.64     37.54    (2.53)
AGSPC Social Awareness (Division 12)........................  10/02/89      289.72          --    180.44    107.34    26.53
AGSPC Stock Index (Division 10).............................  04/20/87          --      411.61    181.17    105.90    27.65
American Century -- Twentieth Century Ultra (Division 31)...  07/01/96       70.19          --        --        --    33.68
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18).........................  07/11/94       71.82          --        --     28.33    (4.12)
Founders Growth (Division 30)...............................  07/01/96       61.14          --        --        --    24.26
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       33.78          --        --        --     1.75
Putnam Global Growth -- Class A (Division 28)...............  07/01/96       52.77          --        --        --    27.99
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96       42.92          --        --        --    23.62
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96        8.36          --        --        --    10.32
Scudder Growth and Income (Division 21).....................  07/01/96       52.18          --        --        --     5.42
T. Rowe Price Small-Cap Stock (Division 51).................  09/22/98       13.35          --        --        --       --
Templeton Foreign -- Class A (Division 32)..................  07/01/96        8.03          --        --        --    (5.44)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19).......  07/11/94       72.87          --        --     42.34     5.50
  Templeton International -- Class 1 (Division 20)..........  07/11/94       74.08          --        --     50.55     8.39
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/22/98        7.80          --        --        --       --
Vanguard LifeStrategy Growth (Division 52)..................  09/22/98       16.21          --        --        --       --
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/22/98       12.47          --        --        --       --
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       28.37          --        --        --     8.48
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       33.11          --        --        --    12.27
Vanguard Wellington (Division 25)...........................  07/01/96       49.69          --        --        --    11.10
Vanguard Windsor II (Division 24)...........................  07/01/96       69.90          --        --        --    15.37


---------------

   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. Since the end of the stated periods equity markets have moved erratically and the performance of certain Divisions may have diminished. The Cumulative Return figures are based on the percentage changes in the value of an investment in a corresponding Division for a different series of Portfolio Director Plus from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director Plus other than the surrender charge and account maintenance fee.

  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

 *** On October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


**** Since the AGSPC 3 Funds recently commenced operation no actual performance exists. The Evergreen Growth and Income Fund -- Class A Division 56, the Evergreen Small Cap Value Fund -- Class A Division 55 and the Evergreen Value Fund -- Class A Division 57 have only recently been offered through Portfolio Director Plus. Accordingly, no performance information is available for such Divisions.

                                                                        TABLE VI
                               CUMULATIVE RETURN
          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*

             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------   ------
American Century Ultra (Division 31)........................  11/02/81          --     703.00%   141.35%    84.36%    33.68%
Dreyfus Variable Investment Fund --
  Small Cap Portfolio (Division 18).........................  08/31/90    1,203.82%        --     75.66     28.33     (4.12)
Evergreen Growth and Income -- Class A (Division 56)........  01/03/95      120.00         --        --     66.75      4.32
Evergreen Small Cap Value -- Class A (Division 55)..........  01/03/95       85.29         --        --     44.60    (10.09)
Evergreen Value -- Class A (Division 57)....................  04/12/85          --     275.19    113.57     60.92      8.87
Founders Growth (Division 30)...............................  01/05/62          --     495.93    151.44     80.88     24.26
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93       97.56         --     84.49     39.37      1.75
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --     221.24     87.78     66.94     27.99
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      649.23         --    147.43     65.75     23.62
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82          --     367.32     97.74     25.57     10.32
Scudder Growth and Income (Division 21)(2)..................  03/15/29          --     318.49    118.17     64.95      5.42
T. Rowe Price Small-Cap Stock (Division 51).................  06/01/50          --     228.35     93.29     46.70     (4.35)
Templeton Foreign -- Class A (Division 32)(1)...............  10/05/82          --     157.46     29.45     17.43     (5.44)
Templeton Variable Products Series Fund
  Templeton Asset Allocation -- Class 1 (Division 19).......  08/24/88          --     188.91     66.25     42.34      5.50
  Templeton International -- Class 1 (Division 20)..........  05/01/92      128.27         --     67.44     50.55      8.39
Vanguard LifeStrategy Conservative Growth (Division 54).....  09/30/94       79.30         --        --     45.55     14.81
Vanguard LifeStrategy Growth (Division 52)..................  09/30/94      113.26         --        --     66.90     20.26
Vanguard LifeStrategy Moderate Growth (Division 53).........  09/30/94       96.83         --        --     56.54     17.91
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --     155.39     43.45     21.91      8.48
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --     158.05     46.62     23.31     12.27
Vanguard Wellington (Division 25)...........................  07/01/29          --     248.12    103.00     56.15     11.10
Vanguard Windsor II (Division 24)...........................  06/24/85          --     352.84    150.98     86.12     15.37


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions (21-32) since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. With respect to Separate Account Divisions 18-20, the Table reflects hypothetical performance for periods prior to July 11, 1994 (inception date of each Division). With respect to Separate Account Divisions 51-54, the Table reflects hypothetical performance for periods prior to September 22, 1998 (inception date of each Division). The Table reflects hypothetical performance for Separate Account Divisions 55-57. Accordingly, the Standard Average Annual Total Return for Divisions 51-57 will be shown when it becomes available. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.


 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.


(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director Plus may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;

  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;

  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;

  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director Plus in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director Plus was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

During Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During Payout Period or after a Death
Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director Plus may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Plus provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director Plus is used under the following types of retirement arrangements:

  - Section 403(b) annuities for employees of public schools and
    Section 501(c)(3) tax-exempt organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);

  - Section 408(b) IRAs;

  - Section 457 deferred compensation plans of governmental and tax-exempt employers;

  - Section 408(k) SEPs of employers;

  - Section 408(p) SIMPLE retirement accounts.

The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director Plus may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director Plus is also available through "Non-Qualified Contracts." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director Plus can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.

Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.

Distributions are taxed differently depending on the program through which Portfolio Director Plus is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and

--------------------------------------------------------------------------------

your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. Although Valic can provide no assurance that the IRS will not challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail if such a challenge were made.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Plus Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH
                                  [BAR GRAPH]
This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.35% - 0.85% during the purchase period and 0.75% - 1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age
59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

--------------------------------------------------------------------------------

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


YEAR 2000 RISKS



Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.



  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the Year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.



  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.



  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.



VALIC expects to substantially complete all contingency planning activities by April 30, 1999.



RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.



Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

   Participant/Contract Owner Name:

   --------------------------------------------------------------------------

   Social Security Number:

   --------------------------------------------------------------------------
   Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
Plus).

                             (Please Print or Type)

-------------------------------------------------------------------------------------------------------------

   Name: ____________________________________________     G.A. # __________________________________________

   Address: _________________________________________     Policy # ________________________________________

   Social Security Number: __________________________

-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    9
Types of Variable Annuity Contracts.................   10
Federal Tax Matters.................................   10
    Tax Consequences of Purchase Payments...........   10
    Tax Consequences of Distributions...............   12
    Special Tax Consequences -- Early
      Distribution..................................   13
    Special Tax Consequences -- Required
      Distributions.................................   14
    Tax Free Rollovers, Transfers and Exchanges.....   15
Exchange Privilege..................................   15
    Exchanges From Portfolio Director...............   16
    Exchanges From Portfolio Director 2.............   16
    Exchanges From Independence Plus Contracts......   17
    Exchanges From V-Plan Contracts.................   18
    Exchanges From SA-1 and SA-2 Contracts..........   19
    Exchanges From Impact Contracts.................   20
    Exchanges From Compounder Contracts.............   21
    Information Which May Be Applicable To Any
      Exchange......................................   22
Calculation of Surrender Charge.....................   23
    Illustration of Surrender Charge on Total
      Surrender.....................................   23
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   23
Purchase Unit Value.................................   24
    Illustration of Calculation of Purchase Unit
      Value.........................................   24
    Illustration of Purchase of Purchase Units......   24
Performance Calculations............................   24
    AGSPC Money Market and American General Money
      Market Divisions Yields.......................   24
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   24
    Calculation of Current Yield for American
      General Money Market Division 44..............   24
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six and American
      General Money Market Division 44..............   24
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   25
    Calculation of Effective Yield for American
      General Money Market Division 44..............   25
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six and
      American General Money Market Division 44.....   25
Standardized Yield for Bond Fund Divisions..........   25
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   25
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   25
    Calculation of Average Annual Total Return......   25
Performance Information.............................   27
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   27
    Performance Compared to Market Indices..........   27
    AGSPC Asset Allocation Division Five............   32
    AGSPC Capital Conservation Division Seven.......   33
    AGSPC Government Securities Division Eight......   33
    AGSPC Growth Division Fifteen...................   34
    AGSPC Growth & Income Division Sixteen..........   34
    AGSPC International Equities Division Eleven....   35
    AGSPC International Government Bond Division
      Thirteen......................................   36
    AGSPC MidCap Index Division Four................   36
    AGSPC Money Market Division Six.................   37
    AGSPC Science & Technology Division Seventeen...   38
    AGSPC Small Cap Index Division Fourteen.........   38
    AGSPC Social Awareness Division Twelve..........   39
    AGSPC Stock Index Division Ten..................   40
    American Century Ultra Division Thirty-One......   40
    American General Balanced Division Forty-Two....   41




                                                      PAGE
                                                      ----
    American General Conservative Growth Lifestyle
      Division Fifty................................   41
    American General Core Bond Division
      Fifty-Eight...................................   41
    American General Domestic Bond Division
      Forty-Three...................................   41
    American General Growth Lifestyle Division
      Forty-Eight...................................   41
    American General High Yield Bond Division
      Sixty.........................................   41
    American General International Growth Division
      Thirty-Three..................................   41
    American General International Value Division
      Thirty-Four...................................   41
    American General Large Cap Growth Division
      Thirty-Nine...................................   41
    American General Large Cap Value Division
      Forty.........................................   42
    American General Mid Cap Growth Division
      Thirty-Seven..................................   42
    American General Mid Cap Value Division
      Thirty-Eight..................................   42
    American General Moderate Lifestyle Division
      Forty-Nine....................................   42
    American General Money Market Division
      Forty-Four....................................   42
    American General Small Cap Growth Division
      Thirty-Five...................................   42
    American General Small Cap Value Division
      Thirty-Six....................................   42
    American General Socially Responsible Division
      Forty-One.....................................   42
    American General Strategic Bond Division
      Fifty-Nine....................................   42
    Dreyfus Variable Investment Fund -- Small Cap
      Portfolio Division Eighteen...................   43
    Evergreen Growth and Income Division
      Fifty-Six.....................................   43
    Evergreen Small Cap Value Division Fifty-Five...   44
    Evergreen Value Division Fifty-Seven............   45
    Founders Growth Division Thirty.................   45
    Neuberger Berman Guardian Trust Division
      Twenty-Nine...................................   46
    Putnam Global Growth -- Class A Division
      Twenty-Eight..................................   47
    Putnam New Opportunities -- Class A Division
      Twenty-Six....................................   47
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-Seven..................................   48
    Scudder Growth and Income Division Twenty-One...   49
    T. Rowe Price Small-Cap Stock Division
      Fifty-One.....................................   49
    Templeton Asset Allocation Division Nineteen....   50
    Templeton Foreign Division Thirty-Two...........   50
    Templeton International Division Twenty.........   51
    Vanguard LifeStrategy Conservative Growth
      Division Fifty-Four...........................   52
    Vanguard Long-Term Corporate Division
      Twenty-Two....................................   53
    Vanguard Long-Term Treasury Division
      Twenty-Three..................................   54
    Vanguard LifeStrategy Growth Division
      Fifty-Two.....................................   54
    Vanguard LifeStrategy Moderate Growth Division
      Fifty-Three...................................   55
    Vanguard Wellington Division Twenty-Five........   56
    Vanguard Windsor II Division Twenty-Four........   57
Payout Payments.....................................   58
    Assumed Investment Rate.........................   58
    Amount of Payout Payments.......................   58
    Payout Unit Value...............................   58
    Illustration of Calculation of Payout Unit
      Value.........................................   59
    Illustration of Payout Payments.................   59
Distribution of Variable Annuity Contracts..........   60
Experts.............................................   60
Comments on Financial Statements....................   61

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS




                     CONTACT YOUR NEAREST REGIONAL OFFICE:





3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955



10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700



222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 817-8100



2450 Venture Oaks Way
Suite 120
Sacramento, CA 95833
(916) 614-1700



1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 358-2900



165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344



10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611



3505 Lake Lynda Drive
Suite 114
Orlando, FL 32817
(407) 482-8825



100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700



230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 214-8870



11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 818-5900



7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330



1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022



8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099



4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801



410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 889-1313



90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 596-1600




University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529



Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 643-6340



1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288



1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 619-2270



Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822



5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515



800 Gessner
Suite 1280
Houston, TX 77024
(713) 463-3800



7400 Beaufont Springs Drive
Suite 310
Richmond, VA 23225
(804) 272-0344







  There are also more than thirty-three branch offices located throughout the country.




                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY




                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019




                                 1-800-44-VALIC




      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC




             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792




                               TDD 1-800-35-VALIC




                           EASYACCESS 1-800-42-VALIC




                         TDD EASYACCESS 1-800-24-VALIC


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 10855-40  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

                                [MOMENTO PHOTO]

                                            PORTFOLIO DIRECTOR 2
                                                SEPARATE ACCOUNT A


                                                FOR SERIES 2.1 - 2.12

                                                 Units of Interest
                                                 Under Group and
                                                 Individual Variable
                                                 Annuity Contracts

                                                 Portfolio Director 2



                                                 Prospectus
                                                 May 1, 1999

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1 TO 2.12                                               May 1, 1999


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director 2 that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.



Portfolio Director 2 permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 18 Variable Account Options. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:


TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                          Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*


American General Series Portfolio     Founders Funds, Inc.:                    Templeton Funds, Inc.:
 Company (AGSPC):                     Founders Growth Fund                     Templeton Foreign Fund --
  Growth Fund                         Neuberger Berman Management Inc.:        Class A
  International Government Bond Fund  Neuberger Berman Guardian Trust
  Money Market Fund                                                            The Vanguard Group, Inc.:
  Science & Technology Fund           Putnam Investments:                      Vanguard Long-Term
  Social Awareness Fund               Putnam Global Growth                         Corporate Fund
  Stock Index Fund                    Fund -- Class A Shares                   Vanguard Long-Term
                                      Putnam New Opportunities                     Treasury Fund
American Century Investment           Fund -- Class A Shares                   Vanguard Wellington Fund
  Management, Inc.:                   Putnam OTC & Emerging Growth             Vanguard Windsor II Fund
  American Century Ultra Fund         Fund -- Class A Shares
                                      Scudder Kemper Investments, Inc.:
                                      Scudder Growth and Income Fund


* Each of these mutual funds is publicly available except for the six AGSPC
Funds.

--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1999, contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
FEE TABLE.....................................     2
SUMMARY.......................................     5
SELECTED PURCHASE UNIT DATA...................     8
GENERAL INFORMATION...........................    10
     About Portfolio Director 2...............    10
     About VALIC..............................    10
     About VALIC Separate Account A...........    10
     Units of Interests.......................    11
     Distribution of the Contracts............    11

VARIABLE ACCOUNT OPTIONS......................    12
     Summary of Funds.........................    12

PURCHASE PERIOD...............................    23
     Purchase Payments........................    23
     Purchase Units...........................    23
     Calculation of Purchase Unit Value.......    23
     Choosing Investment Options..............    24
          Fixed Account Options...............    24
          Variable Account Options............    24
     Stopping Purchase Payments...............    24

TRANSFERS BETWEEN INVESTMENT OPTIONS..........    25
     During the Purchase Period...............    25
     During the Payout Period.................    25
     Communicating Transfer or Reallocation
       Instructions...........................    25
     Effective Date of Transfer...............    25

FEES AND CHARGES..............................    26
     Account Maintenance Fee..................    26
     Surrender Charge.........................    26
          Amount of Surrender Charge..........    26
          10% Free Withdrawal.................    26
          Exceptions to Surrender Charge......    26
     Premium Tax Charge.......................    27
     Separate Account Charges.................    27
     Fund Annual Expense Charges..............    27
     Other Tax Charges........................    27
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    27
     Separate Account Expense Reimbursement...    28

PAYOUT PERIOD.................................    29
     Fixed Payout.............................    29
     Variable Payout..........................    29
     Combination Fixed and Variable Payout....    29
     Payout Date..............................    29
     Payout Options...........................    29
     Enhancements to Payout Options...........    30
     Payout Information.......................    30

SURRENDER OF ACCOUNT VALUE....................    31
     When Surrenders Are Allowed..............    31
     Amount That May Be Surrendered...........    31
     Surrender Restrictions...................    31
     Partial Surrenders.......................    31
     Systematic Withdrawals...................    31
     Distributions Required by Federal Tax
       Law....................................    32

EXCHANGE PRIVILEGE............................    33
     Restrictions on Exchange Privilege.......    33



                                                PAGE
                                                ----
     Taxes and Conversion Costs...............    33
     Surrender Charges........................    33
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2.............................    33
     Exchange Offer for Portfolio Director and
       Portfolio Director 2...................    34
     Comparison of Contracts..................    34
     Features of Portfolio Director 2.........    34
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    34

DEATH BENEFITS................................    36
     Beneficiary Information..................    36
     Special Information for Individual
       Non-Tax Qualified Contracts............    36
     During the Purchase Period...............    36
          Interest Guaranteed Death Benefit...    36
          Standard Death Benefit..............    36
     During the Payout Period.................    37

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    38
     Types of Investment Performance
       Information Advertised.................    38
       Total Return Performance Information...    38
       Standard Average Annual Total Return...    38
       Nonstandard Average Annual Total
          Return..............................    38
       Cumulative Total Return................    38
       Annual Change in Purchase Unit Value...    38
       Cumulative Change in Purchase Unit
          Value...............................    39
       Total Return Based on Different
          Investment Amounts..................    39
       An Assumed Account Value of $10,000....    39
     Yield Performance Information............    39
       AGSPC Money Market Division............    39
       Divisions Other Than The AGSPC Money
          Market Division.....................    39
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    39

OTHER CONTRACT FEATURES.......................    46
     Changes That May Not Be Made.............    46
     Change of Beneficiary....................    46
     Contingent Owner.........................    46
     Cancellation -- The 20 Day "Free Look"...    46
     We Reserve Certain Rights................    46
     Relationship to Employer's Plan..........    46

VOTING RIGHTS.................................    47
     Who May Give Voting Instructions.........    47
     Determination of Fund Shares Attributable
       to Your Account........................    47
       During Purchase Period.................    47
       During Payout Period or after a Death
          Benefit Has Been Paid...............    47
     How Fund Shares Are Voted................    47

FEDERAL TAX MATTERS...........................    48
     Type of Plans............................    48
     Tax Consequences in General..............    48
     Effect of Tax-Deferred Accumulations.....    49

YEAR 2000.....................................    51
     Year 2000 Risks..........................    51


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value                        25
Annuitant                            36
Assumed Investment Rate              29
Beneficiary                          36
Contract Owner                       36
Division                             38
Fixed Account Options                36
Home Office                          25
Mutual Fund or Fund                  10
Participant                          01
Participant Year                     26
Payout Period                        25
Payout Unit                          29
Purchase Payments                 23,38
Purchase Period                      25
Purchase Unit                     23,24
VALIC Separate Account A             47
Variable Account Options          12,36


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.


Following this introduction is a summary of the major features and options of Portfolio Director 2. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.


PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------


CONTRACT OWNER/PARTICIPANT EXPENSES(1)


  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)               $15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                     MORTALITY     ADMINISTRATION     SEPARATE
                                        AND             AND            ACCOUNT         TOTAL
                                    EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
               FUND                    FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
               ----                 ------------   --------------   -------------   -----------
AGSPC Growth Fund                       0.25%           0.75%              --          1.00%
AGSPC International Government
  Bond Fund                             0.25            0.75               --          1.00
AGSPC Money Market Fund                 0.25            0.75               --          1.00
AGSPC Science & Technology Fund         0.25            0.75               --          1.00
AGSPC Social Awareness Fund             0.25            0.75               --          1.00
AGSPC Stock Index Fund                  0.25            0.75               --          1.00
American Century Ultra Fund(4)(8)       0.25            1.00            (0.21%)        1.04
Founders Growth Fund(4)                 0.25            1.00            (0.25)         1.00
Neuberger Berman Guardian
  Trust(4)(8)                           0.25            1.00            (0.25)         1.00
Putnam Global Growth Fund -- Class
  A Shares(4)                           0.25            1.00            (0.25)         1.00
Putnam New Opportunities Fund --
  Class A Shares(4)                     0.25            1.00            (0.25)         1.00
Putnam OTC & Emerging Growth
  Fund -- Class A Shares(4)             0.25            1.00            (0.25)         1.00
Scudder Growth and Income Fund(4)       0.25            1.00            (0.25)         1.00
Templeton Foreign Fund -- Class
  A(4)(8)                               0.25            1.00            (0.25)         1.00
Vanguard -- Long-Term Corporate
  Fund(5)(8)                            0.25            1.00           (0.25)          1.00
Vanguard -- Long-Term Treasury
  Fund(5)(8)                            0.25            1.00           (0.25)          1.00
Vanguard Wellington Fund(8)             0.25            1.00               --          1.25
Vanguard Windsor II Fund(8)             0.25            1.00               --          1.25


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                            MANAGEMENT   12B-1         OTHER      TOTAL FUND
                   FUND                        FEES      FEES       EXPENSES(6)    EXPENSES
                   ----                     ----------   -----      -----------   ----------
AGSPC Growth Fund                              0.80%       --           0.04%        0.84%
AGSPC International Government Bond Fund       0.50        --           0.05         0.55
AGSPC Money Market Fund                        0.50        --           0.04         0.54
AGSPC Science & Technology Fund                0.90        --           0.05         0.95
AGSPC Social Awareness Fund                    0.50        --           0.04         0.54
AGSPC Stock Index Fund                         0.27        --           0.04         0.31
American Century Ultra Fund                    1.00        --             --         1.00
Founders Growth Fund                           0.67      0.25%(4)       0.16         1.08
Neuberger Berman Guardian Trust(7)             0.84        --           0.03         0.87
Putnam Global Growth Fund -- Class A Shares    0.64      0.25           0.29         1.18
Putnam New Opportunities Fund -- Class A
  Shares                                       0.49      0.25(4)        0.24         0.98
Putnam OTC & Emerging Growth Fund -- Class
  A Shares                                     0.54      0.25(4)        0.21         1.00
Scudder Growth and Income Fund                 0.44        --           0.30         0.74
Templeton Foreign Fund -- Class A              0.61      0.25(4)        0.26         1.12
Vanguard -- Long-Term Corporate Fund           0.03        --           0.27         0.30
Vanguard -- Long-Term Treasury Fund            0.01        --           0.26         0.27
Vanguard Wellington Fund                       0.28        --           0.03         0.31
Vanguard Windsor II Fund                       0.38        --           0.03         0.41


------------


(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.



(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.



(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration Fee Charges" in this prospectus.

--------------------------------------------------------------------------------


(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century (0.21%), Founders (0.25%), Neuberger Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton Foreign Fund -- Class A (0.25%) With respect to American Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets equal to or in excess of $75 million.



(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.



(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



(7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1998 fiscal year, NB did not bear any expenses.



(8) The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger & Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign
    Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio; the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio; the Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.

EXAMPLE #1 -- If you do not surrender Portfolio Director 2 at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $19       $59      $102       $221
AGSPC International Government Bond Division 13    16        50        87        190
AGSPC Money Market Division 6                      16        50        87        189
AGSPC Science & Technology Division 17             20        63       108        233
AGSPC Social Awareness Division 12                 16        50        87        189
AGSPC Stock Index Division 10                      14        43        74        164
American Century Ultra Division 31                 21        65       112        242
Founders Growth Division 30                        22        67       114        246
Neuberger Berman Guardian Trust
  Division 29                                      19        60       104        225
Putnam Global Growth -- Class A Shares Division
  28                                               23        70       119        257
Putnam New Opportunities -- Class A Shares
  Division 26                                      21        64       109        236
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                      21        64       110        238
Scudder Growth and Income Division 21              18        56        97        211
Templeton Foreign -- Class A Division 32           22        68       116        251
Vanguard Long-Term Corporate Division 22           14        43        74        164
Vanguard Long-Term Treasury Division 23            13        42        72        159
Vanguard Wellington Division 25                    16        51        88        191
Vanguard Windsor II Division 24                    17        54        93        202



EXAMPLE #2 -- If you surrender Portfolio Director 2 at the end of the period shown:

--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $66      $109      $152       $221
AGSPC International Government Bond Division 13        63       100       137        190
AGSPC Money Market Division 6                          63       100       137        189
AGSPC Science & Technology Division 17                 67       112       158        233
AGSPC Social Awareness Division 12                     63       100       137        189
AGSPC Stock Index Division 10                          60        93       124        164
American Century Ultra Division 31                     67       115       162        242
Founders Growth Division 30                            68       116       164        246
Neuberger Berman Guardian Trust Division 29            66       110       154        225
Putnam Global Growth -- Class A Shares Division 28     69       119       169        257
Putnam New Opportunities -- Class A Shares Division
  26                                                   67       113       159        236
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                          67       113       160        238
Scudder Growth and Income Division 21                  65       106       147        211
Templeton Foreign -- Class A Division 32               68       117       166        251
Vanguard Long-Term Corporate Division 22               60        93       124        164
Vanguard Long-Term Treasury Division 23                60        92       122        159
Vanguard Wellington Division 25                        63       101       138        191
Vanguard Windsor II Division 24                        64       103       143        202


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.

This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY

--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.


--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
--------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                  --                     --
OPTIONS             Account Plus             interest income
                    ------------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                       --                     --
                    Fixed Account            interest income
--------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                 ADVISER                SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------


INDEX               AGSPC Stock              Growth through investments tracking      VALIC                  Bankers Trust
EQUITY              Index                    the S&P 500(R) Index                                            Company(1)
FUND                Fund
--------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments               VALIC                  T. Rowe Price
MANAGED             Fund                     in service sector companies                                     Associates, Inc.
                    ------------------------------------------------------------------------------------------------------------
EQUITY              American Century         Capital growth through                   American Century       N/A
FUNDS               Ultra Fund               investments in common                    Investment Management,
                                             stock                                    Inc.
                    ------------------------------------------------------------------------------------------------------------
                    Founders                 Long-term growth of capital through      Founders Asset         N/A
                    Growth                   investment in common stocks of well      Management
                    Fund                     established, high-quality growth
                                             companies
                    ------------------------------------------------------------------------------------------------------------
                    Neuberger Berman         Capital appreciation, and secondarily    Neuberger Berman       Neuberger Berman,
                    Guardian Trust           current income by investing primarily    Management Inc.        LLC
                                             in common stocks of large-capitalization
                                             companies
                    ------------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally  Putnam Investment      N/A
                    Growth Fund --           diversified portfolio of common stocks   Management Inc.
                    Class A Shares
                    ------------------------------------------------------------------------------------------------------------
                    Putnam New               Long-term capital appreciation           Putnam Investment      N/A
                    Opportunities Fund --    through investment in common stock       Management Inc.
                    Class A Shares
                    ------------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through             Putnam Investment      N/A
                    Emerging Growth          investments in common stocks of          Management Inc.
                    Fund -- Class A Shares   small-to-medium companies
                    ------------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current     Scudder Kemper         N/A
                    and Income Fund          income and growth of income              Investments, Inc.
                    ------------------------------------------------------------------------------------------------------------
                    Templeton                Long-term capital growth; invests        Templeton Global       N/A
                                             primarily
                    Foreign                  in equity securities of companies        Advisors Limited
                    Fund -- Class A          outside the U.S., including emerging
                                             markets
                    ------------------------------------------------------------------------------------------------------------
                    Vanguard                 Growth and income through                Vanguard               N/A
                    Windsor II Fund          investment in common stock
--------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard                 Income and growth through 30 to 40%      Vanguard               N/A
FUND                Wellington               investment in high quality corporate
                                             bonds
                    Fund                     and 60 to 70% investment in common
                                             stocks
--------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through       VALIC                  N/A
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    ------------------------------------------------------------------------------------------------------------
                    Vanguard                 Income through investment                Vanguard               N/A
                    Long-Term                in long-term high quality corporate
                                             bonds
                    Corporate Fund
                    ------------------------------------------------------------------------------------------------------------
                    Vanguard                 Income through investment in             Vanguard               N/A
                    Long-Term                long-term U.S. Treasury bonds
                    Treasury Fund
--------------------------------------------------------------------------------------------------------------------------------
(1)  Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998,
     Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust
     Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

SUMMARY -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                 ADVISER                SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks     VALIC                  T. Rowe Price
FUNDS               Technology               of companies which benefit from                                 Associates, Inc.
                    Fund                     development of science and technology
                    ------------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in            VALIC                  N/A
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
--------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in            VALIC                  N/A
MARKET              Market                   short-term money market
FUND                Fund                     securities
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.


INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.


SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT

The Company will reimburse to certain Divisions any fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.



PAYOUT OPTIONS

When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
PAYOUT OPTIONS
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

Selected Purchase Unit Data
--------------------------------------------------------------------------------

                                           AGSPC
                                       INTERNATIONAL      AGSPC         AGSPC         AGSPC                        AMERICAN
                            AGSPC       GOVERNMENT        MONEY       SCIENCE &      SOCIAL          AGSPC          CENTURY
                           GROWTH          BOND          MARKET      TECHNOLOGY     AWARENESS     STOCK INDEX        ULTRA
                         DIVISION 15    DIVISION 13    DIVISION 6    DIVISION 17   DIVISION 12   DIVISION 10(1)   DIVISION 31
                         -----------    -----------    ----------    -----------   -----------   --------------   -----------
December 31, 1998
 Purchase Units in
   Force                 494,997,997     97,473,851    147,547,688   418,601,069   114,382,494    691,680,049     209,221,513
 Purchase Unit Value      $2.428587       $1.728006      $1.742617    $3.216190     $3.762308       $4.772052      $1.685503
December 31, 1997
 Purchase Units in
   Force                 453,172,490    111,480,591     84,182,521   397,842,959   81,577,104     615,053,124     97,745,282
 Purchase Unit Value      $2.076503       $1.490645      $1.673590    $2.285739     $2.985333       $3.753436      $1.265937
December 31, 1996
 Purchase Units in
   Force                 366,272,509    112,601,593     75,124,095   315,809,646   46,574,016     536,806,965     16,654,076
 Purchase Unit Value      $1.733324       $1.582230      $1.607212    $2.250471     $2.252673       $2.848437      $1.039845
July 1, 1996
 Purchase Unit Value(2)   $1.656467       $1.502160      $1.575923    $2.103343     $2.017275       $2.564931      $1.000000

                                        NEUBERGER
                                         BERMAN
                          FOUNDERS      GUARDIAN
                           GROWTH         TRUST
                         DIVISION 30   DIVISION 29
                         -----------   -----------
December 31, 1998
 Purchase Units in
   Force                 250,777,959   45,261,146
 Purchase Unit Value      $1.595913     $1.324970
December 31, 1997
 Purchase Units in
   Force                 132,167,162   35,406,663
 Purchase Unit Value      $1.289513     $1.307438
December 31, 1996
 Purchase Units in
   Force                 31,197,464     8,211,592
 Purchase Unit Value      $1.029522     $1.120770
July 1, 1996
 Purchase Unit Value(2)   $1.000000     $1.000000


------------

(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.

(2) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------


                                   PUTNAM
  PUTNAM                            OTC &        SCUDDER
  GLOBAL         PUTNAM NEW       EMERGING       GROWTH       TEMPLETON     VANGUARD       VANGUARD
 GROWTH --    OPPORTUNITIES --    GROWTH --        AND       FOREIGN --     LONG-TERM      LONG-TERM      VANGUARD      VANGUARD
  CLASS A         CLASS A          CLASS A       INCOME        CLASS A      CORPORATE      TREASURY      WELLINGTON    WINDSOR II
DIVISION 28     DIVISION 26      DIVISION 27   DIVISION 21   DIVISION 32   DIVISION 22    DIVISION 23    DIVISION 25   DIVISION 24
-----------     -----------      -----------   -----------   -----------   -----------    -----------    -----------   -----------
101,468,260     280,523,297      129,463,792   159,815,811   198,626,024   44,122,646     86,673,300     253,840,498   372,737,595
 $1.512865        $1.415175       $1.072660     $1.507724     $1.069704     $1.271278      $1.318263      $1.482836      $1.683226
49,548,732      143,395,066      99,785,041    94,225,984    159,201,107   17,371,407     20,041,920     116,429,781   187,929,868
 $1.186775        $1.149453       $0.976262     $1.436011     $1.135778     $1.176649      $1.178938      $1.340109      $1.464949
16,648,600       53,001,699      48,902,828    16,524,046    36,671,828     3,370,441      4,174,369     22,866,634     37,292,761
 $1.057690        $0.947573       $0.894978     $1.114950     $1.075896     $1.047595      $1.048470      $1.101584      $1.120855

 $1.000000        $1.000000       $1.000000     $1.000000     $1.000000     $1.000000      $1.000000      $1.000000      $1.000000


------------

Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.
VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

All inquiries regarding
PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.


DISTRIBUTION OF THE CONTRACTS



A.G. Distributors, Inc., ("A.G. Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.



A.G. Distributors --


our address is


2929 Allen Parkway,


Houston, Texas 77019.



For more information


about A.G. DISTRIBUTORS,


see the Statement of


Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all eighteen Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.



Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These Mutual Funds serve as the investment vehicles for Portfolio Director 2 and include:


- American General Series Portfolio

  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser, for 2 of such funds, T. Rowe Price & Associates, Inc. serves as investment sub-adviser and for 1 of such funds, Bankers Trust Company serves as investment sub-adviser.



- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.


- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.


- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.


Twelve of the Mutual Funds are also available to the general public.



Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.


SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for a 1, 3, 5 and 10 year period or since inception, if available. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for the other Funds (Divisions 21-32) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1,
1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.



The Standard Average Annual Total Return figures show the average percentage change in the value of an investment in a Division from the beginning to the end of the historical


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

--------------------------------------------------------------------------------


periodsshown below. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown.


For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

AGSPC

GROWTH FUND*

(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,018
        12/31/95             14,667
        12/31/96             17,333
        12/31/97             20,765
        12/31/98             24,286


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
INTERNATIONAL GOVERNMENT

BOND FUND**

(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,905
        12/31/92             11,128
        12/31/93             12,583
        12/31/94             13,014
        12/31/95             15,308
        12/31/96             15,822
        12/31/97             14,906
        12/31/98             17,280


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Growth Fund Division 15 for the 1 and 3 year period and since inception was 11.89%, 17.02% and 20.29%, respectively. The Division commenced operations on April 29, 1994.



** The Standard Average Annual Total Return for the AGSPC International
   Government Bond Fund Division 13 for the 1, 3 and 5 year period and since inception was 10.86%, 2.49%, 5.68% and 7.75%, respectively. The Division commenced operations on October 1, 1991.

AGSPC

MONEY MARKET FUND*

(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,792
        12/31/90             11,530
        12/31/91             12,048
        12/31/92             12,316
        12/31/93             12,521
        12/31/94             12,867
        12/31/95             13,447
        12/31/96             13,982
        12/31/97             14,559
        12/31/98             15,160


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC

SCIENCE & TECHNOLOGY FUND**

(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,477
        12/31/95             19,972
        12/31/96             22,505
        12/31/97             22,857
        12/31/98             32,162


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.62)%, 2.44%, 2.94% and 4.16%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Science & Technology
   Fund Division 17 for the 1 and 3 year period and since inception was 35.63%, 15.90% and 27.90%, respectively. The Division commenced operations on April 29, 1994.

AGSPC

SOCIAL AWARENESS FUND*

(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,100
        12/31/90              9,877
        12/31/91             12,506
        12/31/92             12,795
        12/31/93             13,670
        12/31/94             13,339
        12/31/95             18,351
        12/31/96             22,527
        12/31/97             29,853
        12/31/98             37,623


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC

STOCK INDEX FUND**

(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)***.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,788
        12/31/90             12,171
        12/31/91             15,543
        12/31/92             16,411
        12/31/93             17,853
        12/31/94             17,799
        12/31/95             24,197
        12/31/96             29,406
        12/31/97             38,748
        12/31/98             49,264


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]
                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Social Awareness Fund Division 12 for the 1, 3 and 5 year period and since inception period was 20.96%, 25.91%, 21.90% and 15.31%, respectively. The Division commenced operations on October 2, 1989.



 ** The Standard Average Annual Total Return for the AGSPC Stock Index Fund
    Division 10 for the 1, 3, 5 and 10 year period was 22.07%, 25.61%, 21.97% and 17.20%, respectively. The Division commenced operations on April 20, 1987.



*** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY


ULTRA FUND*

Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             13,550
        12/31/90             14,663
        12/31/91             27,052
        12/31/92             27,107
        12/31/93             32,674
        12/31/94             31,162
        12/31/95             42,454
        12/31/96             47,731
        12/31/97             58,109
        12/31/98             77,368


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


FOUNDERS GROWTH FUND**

(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             14,034
        12/31/90             12,424
        12/31/91             18,131
        12/31/92             18,714
        12/31/93             23,263
        12/31/94             22,264
        12/31/95             32,098
        12/31/96             37,025
        12/31/97             46,376
        12/31/98             57,395


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The American Century Ultra Fund was formerly known as the American
   Century -- Twentieth Century Ultra Fund. The Standard Average Annual Total Return for the American Century Ultra Fund Division 31 for the 1 year and since inception was 28.07% and 21.66%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Founders Growth Fund
   Division 30 for the 1 year period and since inception was 18.69% and 18.95%, respectively. The Division commenced operations on July 1, 1996.

NEUBERGER BERMAN

GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of large-capitalization companies.



Annual Value of a $10,000
 Stipulated Payment made
     August 3, 1993         $ Value
-------------------------   -------
        08/03/93            $10,000
        12/31/93             10,692
        12/31/94             10,748
        12/31/95             14,047
        12/31/96             16,370
        12/31/97             19,097
        12/31/98             19,353


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                     STIPULATED PAYMENT MADE AUGUST 3, 1993

                                    [CHART]
                            PERIOD ENDED DECEMBER 31

PUTNAM GLOBAL GROWTH

FUND**

Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,333
        12/31/90             11,088
        12/31/91             12,952
        12/31/92             12,855
        12/31/93             16,783
        12/31/94             16,476
        12/31/95             18,731
        12/31/96             21,609
        12/31/97             24,246
        12/31/98             30,909


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The Neuberger Berman Guardian Trust was formerly known as Neuberger&Berman Guardian Trust. The Standard Average Annual Total Return for the Neuberger Berman Guardian Trust Division 29 for the 1 year period and since inception was (3.27)% and 10.13%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam Global Growth
   Fund -- Class A Division 28 for the 1 year period and since inception was 22.41% and 16.35%, respectively. The Division commenced operations on July 1, 1996.

PUTNAM NEW OPPORTUNITIES

FUND*

Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,041
        12/31/91             18,317
        12/31/92             22,780
        12/31/93             29,932
        12/31/94             30,620
        12/31/95             44,354
        12/31/96             48,656
        12/31/97             59,023
        12/31/98             72,667


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

PUTNAM OTC & EMERGING

GROWTH FUND**

Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,770
        12/31/90             11,401
        12/31/91             15,899
        12/31/92             17,739
        12/31/93             23,196
        12/31/94             23,483
        12/31/95             36,262
        12/31/96             37,540
        12/31/97             40,949
        12/31/98             44,993


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]
                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Putnam New Opportunities Fund -- Class A Division 26 for the 1 year period and since inception was 18.05% and 13.18%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam OTC & Emerging Growth
   Fund -- Class A Division 27 for the 1 year period and since inception was 4.87% and 0.90%, respectively. The Division commenced operations on July 1, 1996.

SCUDDER GROWTH AND

INCOME FUND*

(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,480
        12/31/90             12,040
        12/31/91             15,241
        12/31/92             16,491
        12/31/93             18,828
        12/31/94             19,079
        12/31/95             24,719
        12/31/96             29,818
        12/31/97             38,404
        12/31/98             40,322


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]

                            PERIOD ENDED DECEMBER 31


TEMPLETON FOREIGN FUND**


Class A Shares

(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. The Fund tries to achieve its investment goal by a flexible policy of investing primarily in the equity securities of companies outside the United States, including emerging markets.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,924
        12/31/90             12,413
        12/31/91             14,537
        12/31/92             14,407
        12/31/93             19,517
        12/31/94             19,393
        12/31/95             21,346
        12/31/96             24,920
        12/31/97             26,307
        12/31/98             24,777


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Scudder Growth and Income Fund Division 21 for the 1 year period and since inception was 0.21% and 16.19%, respectively. The Division commenced operations on July 1, 1996.



** The Templeton Foreign Fund -- Class A Shares was formerly known as the
   Templeton Foreign Fund -- Class 1 Shares. The Standard Average Annual Total Return for the Templeton Foreign Fund -- Class A Division 32 for the 1 year period and since inception was (10.11)% and 0.79%, respectively. The Division commenced operations on July 1, 1996. On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

VANGUARD LONG-TERM


CORPORATE FUND*

Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,376
        12/31/90             11,933
        12/31/91             14,251
        12/31/92             15,451
        12/31/93             17,472
        12/31/94             16,344
        12/31/95             20,404
        12/31/96             20,256
        12/31/97             22,752
        12/31/98             24,582


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


VANGUARD LONG-TERM


TREASURY FUND**

Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,649
        12/31/90             12,170
        12/31/91             14,116
        12/31/92             14,974
        12/31/93             17,272
        12/31/94             15,859
        12/31/95             20,380
        12/31/96             19,753
        12/31/97             22,211
        12/31/98             24,835


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund-Long-Term Corporate Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Corporate Fund Division 22 for the 1 year period and since inception was 3.12% and 8.25%, respectively. The Division commenced operations on July 1, 1996.



** The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed
   Income Securities Fund-Long-Term U.S. Treasury Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Treasury Fund Division 23 for the 1 year period and since inception was 6.76% and 9.90%, respectively. The Division commenced operations on July 1, 1996.

VANGUARD WELLINGTON FUND*

Institutional Class Shares
(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,011
        12/31/90             11,530
        12/31/91             14,082
        12/31/92             15,009
        12/31/93             16,828
        12/31/94             16,540
        12/31/95             21,716
        12/31/96             24,906
        12/31/97             30,299
        12/31/98             33,526


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]
                            PERIOD ENDED DECEMBER 31


VANGUARD WINDSOR II FUND**

Institutional Class Shares
(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,625
        12/31/90             11,225
        12/31/91             14,268
        12/31/92             15,781
        12/31/93             17,707
        12/31/94             17,285
        12/31/95             23,703
        12/31/96             29,051
        12/31/97             37,970
        12/31/98             43,627


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]

                            PERIOD ENDED DECEMBER 31


 * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund. The Standard Average Annual Total Return for the Vanguard Wellington Fund Division 25 for the 1 year period and since inception was 5.61% and 15.39%, respectively. The Division commenced operations on July 1, 1996.



** The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II
   Fund. The Standard Average Annual Total Return for Vanguard Windsor II Fund Division 24 for the 1 year period and since inception was 9.84% and 21.60%, respectively. The Division commenced operations on July 1, 1996.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-


Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.


Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or


- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under those circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------


We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS


There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS


Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Summary" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options
  (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges"
section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.



If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                             % OF ACCOUNT
                  -----------------------------------     OTHER
 ACCOUNT OPTION       VALUE            FREQUENCY       RESTRICTIONS
----------------  --------------  -------------------  ------------
Variable:           Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable       Up to 100%    Once every 365 days      None
 Payout:           of money in
                     variable
                  option payout
Fixed:            Not permitted           --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:


- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise


- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE


When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.



It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.


Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;
- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

  of a Social Security Administration determination or a doctor's verification;
  or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE


Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.


If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will

--------------------------------------------------------------------------------

allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.



In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.


COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:


  - From your existing Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).



Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.


PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.


Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and


  - The payments will be guaranteed for a 10 year period,


  - The payments will be based on the allocation used for your Purchase
    Payments,


  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and


  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.


Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.


For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.


We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.


We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.


Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.



Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.


PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.


The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be

--------------------------------------------------------------------------------

elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to contract forms other than Portfolio Director Plus are not permitted.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

--------------------------------------------------------------------------------

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2


Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.


Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

FEATURES OF PORTFOLIO DIRECTOR 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions

--------------------------------------------------------------------------------

of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.


Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.


Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.


Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or


  - An annuity for a designated period, not exceeding the Beneficiary's life expectancy.


If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (MINUS)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (MINUS)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (PLUS)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.


CONTRACT OWNER -- either


your employer or organization


in the case of a group


contract or the Annuitant in


the case of an individual


contract. If the contract is an


individual non-qualified type,


this is generally the Annuitant


but is not required to be.


Also, a Contingent Contract


Owner may be designated.


FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.


VARIABLE ACCOUNT

OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE


Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:



  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;



  - The difference is divided by the Purchase Unit Value at the start of the period or year.



Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of

VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC Money Market Division

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1998 was 3.64%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1998 was 3.71%.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the eight tables below.


The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN

           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                        DIVISION
                                                        INCEPTION      SINCE
                  FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  -----------------                     ---------    ---------    --------    -------     -------      ------
AGSPC Growth (Division 15)............................  04/29/94       20.29%         --          --       17.02%       11.89%
AGSPC International Government Bond (Division 13).....  10/01/91        7.75          --        5.68%       2.49        10.86
AGSPC Money Market (Division 6).......................  01/16/86          --        4.16%       2.94        2.44        (0.62)
AGSPC Science & Technology (Division 17)..............  04/29/94       27.90          --          --       15.90        35.63
AGSPC Social Awareness (Division 12)..................  10/02/89       15.31          --       21.90       25.91        20.96
AGSPC Stock Index (Division 10).......................  04/20/87          --       17.20       21.97       25.61        22.07
American Century Ultra (Division 31)..................  07/01/96       21.66          --          --          --        28.07
Founders Growth (Division 30).........................  07/01/96       18.95          --          --          --        18.69
Neuberger Berman Guardian Trust (Division 29).........  07/01/96       10.13          --          --          --        (3.27)
Putnam Global Growth -- Class A (Division 28).........  07/01/96       16.35          --          --          --        22.41
Putnam New Opportunities -- Class A (Division 26).....  07/01/96       13.18          --          --          --        18.05
Putnam OTC & Emerging Growth -- Class A (Division
  27).................................................  07/01/96        0.90          --          --          --         4.87
Scudder Growth and Income (Division 21)(1)............  07/01/96       16.19          --          --          --         0.21
Templeton Foreign -- Class A (Division 32)............  07/01/96        0.79          --          --          --       (10.11)
Vanguard Long-Term Corporate (Division 22)**..........  07/01/96        8.25          --          --          --         3.12
Vanguard Long-Term Treasury (Division 23)**...........  07/01/96        9.90          --          --          --         6.76
Vanguard Wellington (Division 25).....................  07/01/96       15.39          --          --          --         5.61
Vanguard Windsor II (Division 24).....................  07/01/96       21.60          --          --          --         9.84


---------------


   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



 (1) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.

                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN

           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                       INCEPTION      SINCE
                  FUND AND DIVISION                      DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  -----------------                    ---------    ---------    --------    -------     -------      ------
American Century Ultra (Division 31).................  11/02/81            --       22.64%      18.22%      20.93%      28.07%
Founders Growth (Division 30)........................  01/05/62            --       19.02       19.21       20.15       18.69
Neuberger Berman Guardian Trust (Division 29)........  08/03/93         12.89%         --       11.88        9.83       (3.27)
Putnam Global Growth -- Class A (Division 28)........  09/01/67            --       11.86       12.28       16.88       22.41
Putnam New Opportunities -- Class A (Division 26)....  08/31/90         26.82%         --       18.82       16.59       18.05
Putnam OTC & Emerging Growth -- Class A (Division
  27)................................................  11/01/82            --       16.15       13.49        5.92        4.87
Scudder Growth and Income (Division 21)..............  11/13/84            --       14.88       15.81       16.42        0.21
Templeton Foreign -- Class A (Division 32)(1)........  10/05/82            --        9.42        3.97        3.49      (10.11)
Vanguard Long-Term Corporate (Division 22)**.........  07/09/73            --        9.32        6.21        4.84        3.12
Vanguard Long-Term Treasury (Division 23)**..........  05/19/86            --        9.44        6.69        5.25        6.76
Vanguard Wellington (Division 25)....................  07/01/29            --       12.78       14.11       14.23        5.61
Vanguard Windsor II (Division 24)....................  06/24/85            --       15.79       19.18       21.34        9.84


---------------


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Growth (Division 15).................................  04/29/94      20.93%        --         --     18.31%   16.96%
AGSPC International Government Bond
  (Division 13)............................................  10/01/91       7.84         --       6.55%     4.12    15.92
AGSPC Money Market (Division 6)............................  01/16/86         --       4.25%      3.90      4.08     4.12
AGSPC Science & Technology (Division 17)...................  04/29/94      28.42         --         --     17.21    40.71
AGSPC Social Awareness (Division 12).......................  10/02/89      15.40         --      22.44     27.04    26.03
AGSPC Stock Index (Division 10)............................  04/20/87         --      17.29      22.51     26.74    27.14
American Century Ultra (Division 31).......................  07/01/96      23.22         --         --        --    33.14
Founders Growth (Division 30)..............................  07/01/96      20.56         --         --        --    23.76
Neuberger Berman Guardian Trust (Division 29)..............  07/01/96      11.91         --         --        --     1.34
Putnam Global Growth -- Class A (Division 28)..............  07/01/96      18.01         --         --        --    27.48
Putnam New Opportunities -- Class A (Division 26)..........  07/01/96      14.90         --         --        --    23.12
Putnam OTC & Emerging Growth -- Class A (Division 27)......  07/01/96       2.85         --         --        --     9.87
Scudder Growth and Income (Division 21)....................  07/01/96      17.85         --         --        --     4.99
Templeton Foreign -- Class A (Division 32).................  07/01/96       2.73         --         --        --    (5.82)
Vanguard Long-Term Corporate (Division 22)**...............  07/01/96      10.08         --         --        --     8.04
Vanguard Long-Term Treasury (Division 23)**................  07/01/96      11.69         --         --        --    11.82
Vanguard Wellington (Division 25)..........................  07/01/96      17.07         --         --        --    10.65
Vanguard Windsor II (Division 24)..........................  07/01/96      23.16         --         --        --    14.90


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE IV

                          AVERAGE ANNUAL TOTAL RETURN

         WITH NO SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                               FUND
                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------
American Century Ultra (Division 31).......................  11/02/81         --      22.70%     18.82%    22.15%   33.14%
Founders Growth (Division 30)..............................  01/05/62         --      19.09      19.80     21.38    23.76
Neuberger Berman Guardian Trust (Division 29)..............  08/03/93      12.98%        --      12.60     11.27     1.34
Putnam Global Growth -- Class A (Division 28)..............  09/01/67         --      11.95      12.99     18.17    27.48
Putnam New Opportunities -- Class A (Division 26)..........  08/31/90      26.88         --      19.41     17.89    23.12
Putnam OTC & Emerging Growth -- Class A (Division 27)......  11/01/82         --      16.23      14.17      7.46     9.87
Scudder Growth and Income (Division 21)....................  11/13/84         --      14.96      16.45     17.72     4.99
Templeton Foreign -- Class A (Division 32)(1)..............  10/05/82         --       9.50       4.89      5.09    (5.82)
Vanguard Long-Term Corporate (Division 22)**...............  07/09/73         --       9.41       7.07      6.41     8.04
Vanguard Long-Term Treasury (Division 23)**................  05/19/86         --       9.52       7.53      6.81    11.82
Vanguard Wellington (Division 25)..........................  07/01/29         --      12.86      14.78     15.58    10.65
Vanguard Windsor II (Division 24)..........................  06/24/85         --      15.87      19.76     22.55    14.90


---------------


   * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



  ** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



 (1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.


                                                                         TABLE V
                               CUMULATIVE RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                              DIVISION
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------   ------
AGSPC Growth (Division 15)..................................  04/29/94     142.86%         --        --     65.59%   16.96%
AGSPC International Government Bond (Division 13)...........  10/01/91      72.80          --     37.32%    12.88    15.92
AGSPC Money Market (Division 6).............................  01/16/86         --       51.60%    21.07     12.73     4.12
AGSPC Science & Technology (Division 17)....................  04/29/94     221.62          --        --     61.04    40.71
AGSPC Social Awareness (Division 12)........................  10/02/89     276.23          --    175.23    105.02    26.03
AGSPC Stock Index (Division 10).............................  04/20/87         --      392.64    175.95    103.59    27.14
American Century Ultra (Division 31)........................  07/01/96      68.55          --        --        --    33.14
Founders Growth (Division 30)...............................  07/01/96      59.59          --        --        --    23.76
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96      32.50          --        --        --     1.34
Putnam Global Growth -- Class A (Division 28)...............  07/01/96      51.29          --        --        --    27.48
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96      41.52          --        --        --    23.12
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96       7.27          --        --        --     9.87
Scudder Growth and Income (Division 21).....................  07/01/96      50.77          --        --        --     4.99
Templeton Foreign -- Class A (Division 32)..................  07/01/96       6.97          --        --        --    (5.82)
Vanguard Long-Term Corporate (Division 22)**................  07/01/96      27.13          --        --        --     8.04
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96      31.83          --        --        --    11.82
Vanguard Wellington (Division 25)...........................  07/01/96      48.28          --        --        --    10.65
Vanguard Windsor II (Division 24)...........................  07/01/96      68.32          --        --        --    14.90


---------------


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.



** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                        TABLE VI
                               CUMULATIVE RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                                FUND
                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ---------   --------   -------   -------   ------
American Century Ultra (Division 31)........................  11/02/81         --      673.68%   136.79%    82.24%   33.14%
Founders Growth (Division 30)...............................  01/05/62         --      473.95    146.72     78.81    23.76
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93      93.53%         --     81.00     37.77     1.34
Putnam Global Growth -- Class A (Division 28)...............  09/01/67         --      209.09     84.17     65.01    27.48
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90     626.67          --    142.78     63.83    23.12
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/01/82         --      349.93     93.97     24.08     9.87
Scudder Growth and Income (Division 21).....................  11/13/84         --      303.22    114.16     63.12     4.99
Templeton Foreign -- Class A (Division 32)(1)...............  10/05/82         --      147.77     26.95     16.07    (5.82)
Vanguard Long-Term Corporate (Division 22)***...............  07/09/73         --      145.82     40.69     20.48     8.04
Vanguard Long-Term Treasury (Division 23)***................  05/19/86         --      148.35     43.79     21.86    11.82
Vanguard Wellington (Division 25)...........................  07/01/29         --      235.26     99.22     54.38    10.65
Vanguard Windsor II (Division 24)...........................  06/24/85         --      336.27    146.38     84.06    14.90


---------------


   * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 *** The performance figures in the Table do not take into account the Separate
     Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



 (1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE VII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR
                                                THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------
FUND AND DIVISION                      1998        1997        1996        1995        1994
-----------------------------------   -------     ------      ------      ------      ------
AGSPC Growth (Division 15)(1)......     16.96%     19.80%      18.18%      46.40%       0.18%
AGSPC International Government Bond
 (Division 13)(1)..................     15.92      (5.79)       3.36       17.63        3.42
AGSPC Money Market (Division
 6)(1).............................      4.12       4.13        3.97        4.51        2.77
AGSPC Science & Technology
 (Division 17)(1)..................     40.71       1.57       12.68       60.07       24.77
AGSPC Social Awareness (Division
 12)(1)............................     26.03      32.52       22.75       37.57       (2.42)
AGSPC Stock Index (Division
 10)(1)............................     27.14      31.77       21.53       35.95       (0.30)
American Century Ultra (Division
 31)...............................     33.14      21.74        3.99          --          --
Founders Growth (Division 30)......     23.76      25.25        2.95          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................      1.34      16.66       12.08          --          --
Putnam Global Growth -- Class A
 (Division 28).....................     27.48      12.20        5.77          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................     23.12      21.31       (5.53)         --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...      9.87       9.08      (11.73)         --          --
Scudder Growth and Income (Division
 21)...............................      4.99      28.80       11.50          --          --
Templeton Foreign -- Class A
 (Division 32).....................     (5.82)      5.57        7.59          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................      8.04      12.32        4.76          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................     11.82      12.44        4.85          --          --
Vanguard Wellington (Division
 25)...............................     10.65      21.65       10.16          --          --
Vanguard Windsor II (Division
 24)...............................     14.90      30.70       12.09          --          --

                                           ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR
                                              THE 12 MONTHS ENDED DECEMBER 31**
                                     ------------------------------------------------------
FUND AND DIVISION                     1993       1992        1991        1990        1989
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15)(1)......      --         --          --          --          --
AGSPC International Government Bond
 (Division 13)(1)..................   13.08%      2.05%       9.05%         --          --
AGSPC Money Market (Division
 6)(1).............................    1.67       2.22        4.49        6.83%       7.92%
AGSPC Science & Technology
 (Division 17)(1)..................      --         --          --          --          --
AGSPC Social Awareness (Division
 12)(1)............................    6.84       2.31       26.63       (2.21)       1.00
AGSPC Stock Index (Division
 10)(1)............................    8.78       5.58       27.70       (4.83)      27.88
American Century Ultra (Division
 31)...............................      --         --          --          --          --
Founders Growth (Division 30)......      --         --          --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................      --         --          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................      --         --          --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................      --         --          --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...      --         --          --          --          --
Scudder Growth and Income (Division
 21)...............................      --         --          --          --          --
Templeton Foreign -- Class A
 (Division 32).....................      --         --          --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................      --         --          --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................      --         --          --          --          --
Vanguard Wellington (Division
 25)...............................      --         --          --          --          --
Vanguard Windsor II (Division
 24)...............................      --         --          --          --          --


                                          CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR
                                            EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------
FUND AND DIVISION                      1998        1997        1996        1995        1994
-----------------------------------   ------      ------      ------      ------      ------
AGSPC Growth (Division 15)(1)......  142.86%     107.65%       73.33%      46.67%       0.18%
AGSPC International Government Bond
 (Division 13)(1)..................    72.80       49.06       58.22       53.08       30.14
AGSPC Money Market (Division
 6)(1).............................    51.60       45.59       39.82       34.47       28.67
AGSPC Science & Technology
 (Division 17)(1)..................   221.62      128.57      125.05       99.72       24.77
AGSPC Social Awareness (Division
 12)(1)............................   276.23      198.53      125.27       83.51       33.39
AGSPC Stock Index (Division
 10)(1)............................   392.64      287.48      194.06      141.97       77.99
American Century Ultra (Division
 31)...............................    68.55       26.59        3.99          --          --
Founders Growth (Division 30)......    59.59       28.95        2.95          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................    32.50       30.75       12.08          --          --
Putnam Global Growth -- Class A
 (Division 28).....................    51.29       18.68        5.77          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................    41.52       14.95       (5.53)         --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...     7.27       (2.37)     (11.73)         --          --
Scudder Growth & Income (Division
 21)...............................    50.77       43.60       11.50          --          --
Templeton Foreign -- Class A
 (Division 32).....................     6.97       13.58        7.59          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................    27.13       17.67        4.76          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................    31.83       17.89        4.85          --          --
Vanguard Wellington (Division
 25)...............................    48.28       34.01       10.16          --          --
Vanguard Windsor II (Division
 24)...............................    68.32       46.50       12.09          --          --

                                          CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR
                                            EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     ------------------------------------------------------
FUND AND DIVISION                     1993       1992        1991        1990        1989
-----------------------------------  ------     ------      ------      ------      ------
AGSPC Growth (Division 15)(1)......      --         --          --          --          --
AGSPC International Government Bond
 (Division 13)(1)..................   25.83%     11.28%       9.05%         --          --
AGSPC Money Market (Division
 6)(1).............................   25.21      23.16       20.48       15.30%       7.92%
AGSPC Science & Technology
 (Division 17)(1)..................      --         --          --          --          --
AGSPC Social Awareness (Division
 12)(1)............................   36.70      27.95       25.06       (1.23)       1.00
AGSPC Stock Index (Division
 10)(1)............................   78.53      64.11       55.43       21.71       27.88
American Century Ultra (Division
 31)...............................      --         --          --          --          --
Founders Growth (Division 30)......      --         --          --          --          --
Neuberger Berman Guardian Trust
 (Division 29).....................      --         --          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................      --         --          --          --          --
Putnam New Opportunities -- Class A
 (Division 26).....................      --         --          --          --          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...      --         --          --          --          --
Scudder Growth & Income (Division
 21)...............................      --         --          --          --          --
Templeton Foreign -- Class A
 (Division 32).....................      --         --          --          --          --
Vanguard Long-Term Corporate
 (Division 22)***..................      --         --          --          --          --
Vanguard Long-Term Treasury
 (Division 23)***..................      --         --          --          --          --
Vanguard Wellington (Division
 25)...............................      --         --          --          --          --
Vanguard Windsor II (Division
 24)...............................      --         --          --          --          --


------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.



 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



*** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) For periods prior to 1996, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for a stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director 2 other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on July 1, 1996.

                                                                      TABLE VIII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR
                                               THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------
FUND AND DIVISION***                   1998        1997        1996        1995        1994
-----------------------------------   -------     ------      ------      ------      ------
American Century Ultra (Division
 31)...............................     33.14%     21.74%      12.43%      36.23%      (4.62)%
Founders Growth (Division 30)......     23.76      25.25       15.35       44.15       (4.29)
Neuberger Berman Guardian Trust
 (Division 29).....................      1.34      16.66       16.54       30.69        0.53
Putnam Global Growth -- Class A
 (Division 28).....................     27.48      12.20       15.37       13.68       (1.84)
Putnam New Opportunities -- Class A
 (Division 26).....................     23.12      21.31        9.70       44.87        2.29
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...      9.87       9.08        3.53       54.45        1.22
Scudder Growth and Income (Division
 21)...............................      4.99      28.80       20.63       29.58        1.33
Templeton Foreign -- Class A
 (Division 32)*****................     (5.82)      5.57       16.74       10.07       (0.62)
Vanguard Long-Term Corporate
 (Division 22)****.................      8.04      12.32       (0.72)      24.86       (6.47)
Vanguard Long-Term Treasury
 (Division 23)****.................     11.82      12.44       (3.08)      28.51       (8.17)
Vanguard Wellington (Division
 25)...............................     10.65      21.65       14.69       31.30       (1.71)
Vanguard Windsor II (Division
 24)...............................     14.90      30.70       22.56       37.14       (2.38)

                                            ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR
                                               THE 12 MONTHS ENDED DECEMBER 31**
                                     ------------------------------------------------------
FUND AND DIVISION***                  1993       1992        1991        1990        1989
-----------------------------------  ------     ------      ------      ------      ------
American Century Ultra (Division
 31)...............................   20.54%      0.20%      84.49%       8.21%      35.50%
Founders Growth (Division 30)......   24.30       3.21       45.94      (11.48)      40.34
Neuberger Berman Guardian Trust
 (Division 29).....................    6.92         --          --          --          --
Putnam Global Growth -- Class A
 (Division 28).....................   30.56      (0.76)      16.81      (10.11)      23.33
Putnam New Opportunities -- Class A
 (Division 26).....................   31.40      24.37       65.93       10.41          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...   30.77      11.58       39.47      (10.75)      27.70
Scudder Growth and Income (Division
 21)...............................   14.17       8.22       26.60       (3.55)      24.80
Templeton Foreign -- Class A
 (Division 32)*****................   35.48      (0.89)      17.10       (3.95)      29.24
Vanguard Long-Term Corporate
 (Division 22)****.................   13.08       8.41       19.42        4.90       13.76
Vanguard Long-Term Treasury
 (Division 23)****.................   15.36       6.09       15.98        4.48       16.49
Vanguard Wellington (Division
 25)...............................   12.12       6.58       22.13       (4.01)      20.11
Vanguard Windsor II (Division
 24)...............................   12.21      10.59       27.11      (11.10)      26.25


                                          CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR
                                            EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------
FUND AND DIVISION***                   1998        1997        1996        1995        1994
-----------------------------------   ------      ------      ------      ------      ------
American Century Ultra (Division
 31)...............................   673.68%     481.09%     377.31%     324.54%     211.62%
Founders Growth (Division 30)......   473.95      363.76      270.25      220.98      122.64
Neuberger Berman Guardian Trust
 (Division 29).....................    93.53       90.97       63.70       40.47        7.48
Putnam Global Growth -- Class A
 (Division 28).....................   209.09      142.46      116.09       87.31       64.76
Putnam New Opportunities -- Class A
 (Division 26).....................   626.67      490.23      386.56      343.54      206.20
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...   349.93      309.49      275.40      262.62      134.83
Scudder Growth and Income (Division
 21)...............................   303.22      284.04      198.18      147.19       90.79
Templeton Foreign -- Class A
 (Division 32)*****................   147.77      163.07      149.20      113.46       93.93
Vanguard Long-Term Corporate
 (Division 22)****.................   145.82      127.52      102.56      104.04       63.44
Vanguard Long-Term Treasury
 (Division 23)****.................   148.35      122.11       97.53      103.80       58.59
Vanguard Wellington (Division
 25)...............................   235.26      202.99      149.06      117.16       65.40
Vanguard Windsor II (Division
 24)...............................   336.27      279.70      190.51      137.03       72.85

                                          CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR
                                            EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     ------------------------------------------------------
FUND AND DIVISION***                  1993       1992        1991        1990        1989
-----------------------------------  ------     ------      ------      ------      ------
American Century Ultra (Division
 31)...............................  226.74%    171.07%     170.52%      46.63%      35.50%
Founders Growth (Division 30)......  132.63      87.14       81.31       24.24       40.34
Neuberger Berman Guardian Trust
 (Division 29).....................    6.92
Putnam Global Growth -- Class A
 (Division 28).....................   67.83      28.55       29.52       10.88       23.33
Putnam New Opportunities -- Class A
 (Division 26).....................  199.32     127.80       83.17       10.41          --
Putnam OTC & Emerging
 Growth -- Class A (Division 27)...  131.96      77.39       58.99       14.01       27.70
Scudder Growth and Income (Division
 21)...............................   88.28      64.91       52.41       20.40       24.80
Templeton Foreign -- Class A
 (Division 32)*****................   95.17      44.07       45.37       24.13       29.24
Vanguard Long-Term Corporate
 (Division 22)****.................   74.72      54.51       42.51       19.33       13.76
Vanguard Long-Term Treasury
 (Division 23)****.................   72.72      49.74       41.16       21.70       16.49
Vanguard Wellington (Division
 25)...............................   68.28      50.09       40.82       15.30       20.11
Vanguard Windsor II (Division
 24)...............................   77.07      57.81       42.68       12.25       26.25


------------


     * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same.



   ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



  *** The Tables reflect actual historical performance of the related Separate
      Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 **** The performance figures in the Table do not take into account the Separate
      Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



***** On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a
      Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this Fund at net asset value and without sales charges general applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;


  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;



  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;


  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.


VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.


In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) SEPs;


  - Section 408(p) SIMPLE retirement accounts.


The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.


In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.


TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received

--------------------------------------------------------------------------------

under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. Although VALIC can provide no assurance that the IRS will not challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail if such a challenge were made.



It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.



Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.


                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (1% - 1.25%) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age
59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in

--------------------------------------------------------------------------------

fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS


Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.



  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the Year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.



  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.



  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.



VALIC expects to substantially complete all contingency planning activities by April 30, 1999.



RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.



Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  G.A. #
   Address:                                               Policy #
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    8
Types of Variable Annuity Contracts.................    9
Federal Tax Matters.................................    9
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   11
    Special Tax Consequences -- Early
      Distribution..................................   12
    Special Tax Consequences -- Required
      Distributions.................................   13
    Tax Free Rollovers, Transfers and Exchanges.....   14
Exchange Privilege..................................   14
    Exchanges From Portfolio Director...............   15
    Exchanges From Independence Plus Contracts......   15
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   19
    Exchanges From Compounder Contracts.............   20
    Information Which May Be Applicable To Any
      Exchange......................................   21
Calculation of Surrender Charge.....................   22
    Illustration of Surrender Charge on Total
      Surrender.....................................   22
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   22
Purchase Unit Value.................................   23
    Illustration of Calculation of Purchase Unit
      Value.........................................   23
    Illustration of Purchase of Purchase Units......   23
Performance Calculations............................   23
    AGSPC Money Market Division Yields..............   23
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   23
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   24
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   24
Standardized Yield for Bond Fund Divisions..........   24
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   24
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   24
    Calculation of Average Annual Total Return......   25
Performance Information.............................   26
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   26
    Performance Compared to Market Indices..........   26
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   29
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   29



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   30
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   30
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   31
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   32
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   32
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   33
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   33
    Putnam Global Growth -- Class A Division Twenty-
      eight Compared to MCSI World Index and S&P 500
      Index.........................................   34
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   35
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   35
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   36
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   36
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Merrill Lynch Corporate Master
      Index.........................................   37
    Vanguard Long-Term Treasury Division
      Twenty-three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   37
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   38
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   39
Payout Payments.....................................   40
    Assumed Investment Rate.........................   40
    Amount of Payout Payments.......................   40
    Payout Unit Value...............................   40
    Illustration of Calculation of Payout Unit
      Value.........................................   41
    Illustration of Payout Payments.................   41
Distribution of Variable Annuity Contracts..........   42
Experts.............................................   42
Comments on Financial Statements....................   43

                      (This page intentionally left blank)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS


                     CONTACT YOUR NEAREST REGIONAL OFFICE:



3535 Grandview Parkway


Suite 200


Birmingham, AL 35243


(205) 967-8955


10851 N. Black Canyon Hwy


Suite 700


Phoenix, AZ 85029


(602) 678-1700


222 South Harbor Blvd.


10th Floor


Anaheim, CA 92805


(714) 817-8100


2450 Venture Oaks Way


Suite 120


Sacramento, CA 95833


(916) 614-1700


1900 O'Farrell St.


Suite 390


San Mateo, CA 94403


(650) 358-2900


165 South Union Blvd.


Suite 1050


Lakewood, CO 80228


(303) 988-3344


10006 N. Dale Mabry Hwy.


Suite 113


Tampa, FL 33618


(813) 961-1611


3505 Lake Lynda Drive


Suite 114


Orlando, FL 32817


(407) 482-8825


100 Ashford Center North


Suite 100


Atlanta, GA 30338


(770) 395-4700


230 West Monroe


Suite 1900


Chicago, IL 60606


(312) 214-8870


11711 N. Meridian St.


Suite 300


Carmel, IN 46032


(317) 818-5900


7310 Ritchie Highway


Suite 800


Glen Burnie, MD 21061


(410) 768-2330


1301 West Long Lake Road


Suite 340


Troy, MI 48098


(248) 641-0022


8500 Normandale Lake Blvd.


Suite 750


Bloomington, MN 55437


(612) 893-1099


4266 Interstate 55N


Suite 108


Jackson, MS 39211


(601) 981-5801


410 Amherst Street


Suite 250


Nashua, NH 03063


(603) 889-1313


90 Woodbridge Ctr. Dr.


Suite 300


Woodbridge, NJ 07095


(732) 596-1600


University Tower


3100 Tower Blvd.


Suite 1601, Box 50


Durham, NC 27707


(919) 489-6529


Two Summit Park Drive


Suite 410


Independence, OH 44131


(216) 643-6340


1800 S.W. First Avenue


Suite 505


Portland, OR 97201


(503) 223-6288


1767 Sentry Pkwy. West 19


Suite 300


Blue Bell, PA 19422


(215) 619-2270


Two International Plaza


Suite 601


Nashville, TN 37217


(615) 254-4822


5400 LBJ Freeway


Suite 1340


Dallas, TX 75240


(972) 490-1515


800 Gessner


Suite 1280


Houston, TX 77024


(713) 463-3800


7400 Beaufont Springs Drive


Suite 310


Richmond, VA 23225


(804) 272-0344



  There are also more than thirty-three branch offices located throughout the country.


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  [VALIC LOGO]

                                 PRINTED MATTER

                      PRINTED IN U.S.A.  VA 9875  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

[Momento Photo]


                              PORTFOLIO DIRECTOR 2

                                  SEPARATE ACCOUNT A
                                  FOR SERIES 2.1.20-2.12.20

                              Prospectus
                              May 1, 1999

                              Units of Interest Under Group and
                              Individual Variable Annuity Contracts
                              Portfolio Director 2


                                         VALIC
                                            AN AMERICAN
                                               GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1.20 TO 2.12.20                                         May 1, 1999


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director 2 that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director 2 Series 2.1.20 to 2.12.20 consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer sponsored retirement plans as well as for certain after-tax arrangements that are not part of an employer's plan. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only.



Portfolio Director 2 permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 18 Variable Account Options. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:


TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                              Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*


American General Series Portfolio     Founders Funds, Inc.:                    Templeton Funds, Inc.:
 Company (AGSPC):                     Founders Growth Fund                     Templeton Foreign Fund -- Class A
  Growth Fund
  International Government Bond Fund  Neuberger Berman Management Inc.:
  Money Market Fund                   Neuberger Berman Guardian Trust          The Vanguard Group, Inc.:
  Science & Technology Fund                                                    Vanguard Long-Term
  Social Awareness Fund               Putnam Investments:                          Corporate Fund
  Stock Index Fund                    Putnam Global Growth Fund -- Class       Vanguard Long-Term
                                      A Shares                                     Treasury Fund
American Century Investment           Putnam New Opportunities Fund --         Vanguard Wellington Fund
  Management, Inc.:                       Class A Shares                       Vanguard Windsor II Fund
  American Century Ultra Fund         Putnam OTC & Emerging Growth
                                          Fund -- Class A Shares
                                      Scudder Kemper Investments, Inc.:
                                      Scudder Growth and Income Fund


* Each of these mutual funds is publicly available except for the six AGSPC
  Funds.
--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1999, contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                 PAGE
                                                 ----
ABOUT THE PROSPECTUS...........................     1
FEE TABLE......................................     2
SUMMARY........................................     5
SELECTED PURCHASE UNIT DATA....................     8
GENERAL INFORMATION............................    10
     About Portfolio Director 2................    10
     About VALIC...............................    10
     About VALIC Separate Account A............    10
     Units of Interests........................    11
     Distribution of the Contracts.............    11
VARIABLE ACCOUNT OPTIONS.......................    12
     Summary of Funds..........................    12
PURCHASE PERIOD................................    23
     Purchase Payments.........................    23
     Purchase Units............................    23
     Calculation of Purchase Unit Value........    23
     Choosing Investment Options...............    24
          Fixed Account Options................    24
          Variable Account Options.............    24
     Stopping Purchase Payments................    24
TRANSFERS BETWEEN INVESTMENT OPTIONS...........    25
     During the Purchase Period................    25
     During the Payout Period..................    25
     Communicating Transfer or Reallocation
       Instructions............................    25
     Effective Date of Transfer................    25
FEES AND CHARGES...............................    26
     Account Maintenance Fee...................    26
     Surrender Charge..........................    26
          Amount of Surrender Charge...........    26
          10% Free Withdrawal..................    26
          Exceptions to Surrender Charge.......    26
     Premium Tax Charge........................    27
     Separate Account Charges..................    27
     Fund Annual Expense Charges...............    27
     Other Tax Charges.........................    27
     Reduction or Waiver of Account Maintenance
       Fee, Surrender, Mortality and Expense
       Risk Fee or Administration and
       Distribution Fee Charges................    28
     Separate Account Expense Reimbursement....    28
PAYOUT PERIOD..................................    29
     Fixed Payout..............................    29
     Variable Payout...........................    29
     Combination Fixed and Variable Payout.....    29
     Payout Date...............................    29
     Payout Options............................    29
     Enhancements to Payout Options............    30
     Payout Information........................    30
SURRENDER OF ACCOUNT VALUE.....................    31
     When Surrenders Are Allowed...............    31
     Amount That May Be Surrendered............    31
     Surrender Restrictions....................    31
     Partial Surrenders........................    31
     Systematic Withdrawals....................    31
     Distributions Required by Federal Tax
       Law.....................................    32
EXCHANGE PRIVILEGE.............................    33
     Restrictions on Exchange Privilege........    33
     Taxes and Conversion Costs................    33
     Surrender Charges.........................    33



                                                 PAGE
                                                 ----
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2..............................    33
     Exchange Offer for Portfolio Director and
       Portfolio Director 2....................    34
     Comparison of Contracts...................    34
     Features of Portfolio Director 2..........    34
     Agents' and Managers' Retirement Plan
       Exchange Offer..........................    34
DEATH BENEFITS.................................    36
     Beneficiary Information...................    36
     Special Information for Individual Non-Tax
       Qualified Contracts.....................    36
     During the Purchase Period................    36
          Interest Guaranteed Death Benefit....    36
          Standard Death Benefit...............    37
     During the Payout Period..................    37
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS...................    38
     Types of Investment Performance
       Information Advertised..................    38
       Total Return Performance Information....    38
       Standard Average Annual Total Return....    38
       Nonstandard Average Annual Total
       Return..................................    38
       Cumulative Total Return.................    38
       Annual Change in Purchase Unit Value....    38
       Cumulative Change in Purchase Unit
          Value................................    39
       Total Return Based on Different
          Investment Amounts...................    39
       An Assumed Account Value of $10,000.....    39
     Yield Performance Information.............    39
       AGSPC Money Market Division.............    39
       Divisions Other Than The AGSPC Money
          Market Division......................    39
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in Purchase
       Unit Value Tables.......................    39
OTHER CONTRACT FEATURES........................    43
     Changes That May Not Be Made..............    43
     Change of Beneficiary.....................    43
     Contingent Owner..........................    43
     Cancellation -- The 20 Day "Free Look"....    43
     We Reserve Certain Rights.................    43
     Relationship to Employer's Plan...........    43
VOTING RIGHTS..................................    44
     Who May Give Voting Instructions..........    44
     Determination of Fund Shares Attributable
       to Your Account.........................    44
       During Purchase Period..................    44
       During Payout Period or after a Death
          Benefit Has Been Paid................    44
     How Fund Shares Are Voted.................    44
FEDERAL TAX MATTERS............................    45
     Type of Plans.............................    45
     Tax Consequences in General...............    45
     Effect of Tax-Deferred Accumulations......    46

YEAR 2000......................................    48
     Year 2000 Risks...........................    48


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value                        25
Annuitant                            36
Assumed Investment Rate              29
Beneficiary                          36
Contract Owner                       36
Division                             38
Fixed Account Options                36
Home Office                          25
Mutual Fund or Fund                  10
Participant                          01
Participant Year                     26
Payout Period                        25
Payout Unit                          29
Purchase Payments                 23,38
Purchase Period                      25
Purchase Unit                     23,24
VALIC Separate Account A             44
Variable Account Options          12,36


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.


Following this introduction is a summary of the major features and options of Portfolio Director 2. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.


PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------


CONTRACT OWNER/PARTICIPANT EXPENSES(1)



  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15


SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                  MORTALITY     ADMINISTRATION     SEPARATE
                                     AND             AND            ACCOUNT         TOTAL
                                 EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
             FUND                   FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
             ----                ------------   --------------   -------------   -----------
AGSPC Growth Fund                    0.25%           0.55%              --          0.80%
AGSPC International Government
  Bond Fund                          0.25            0.55               --          0.80
AGSPC Money Market Fund              0.25            0.55               --          0.80
AGSPC Science & Technology Fund      0.25            0.55               --          0.80
AGSPC Social Awareness Fund          0.25            0.55               --          0.80
AGSPC Stock Index Fund               0.25            0.55               --          0.80
American Century Ultra
  Fund(4)(8)                         0.25            0.80            (0.21%)        0.84
Founders Growth Fund(4)              0.25            0.80            (0.25)         0.80
Neuberger Berman Guardian Trust
  Fund(4)(8)                         0.25            0.80            (0.25)         0.80
Putnam Global Growth Fund --
  Class A Shares(4)                  0.25            0.80            (0.25)         0.80
Putnam New Opportunities
  Fund -- Class A Shares(4)          0.25            0.80            (0.25)         0.80
Putnam OTC & Emerging Growth
  Fund -- Class A Shares(4)          0.25            0.80            (0.25)         0.80
Scudder Growth and Income
  Fund(4)                            0.25            0.80            (0.25)         0.80
Templeton Foreign Fund -- Class
  A(4)(8)                            0.25            0.80            (0.25)         0.80
Vanguard Long-Term Corporate
  Fund(5)(8)                         0.25            0.80           (0.25)          0.80
Vanguard Long-Term Treasury
  Fund(5)(8)                         0.25            0.80           (0.25)          0.80
Vanguard Wellington Fund(8)          0.25            0.80               --          1.05
Vanguard Windsor II Fund(8)          0.25            0.80               --          1.05


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                        MANAGEMENT   12b-1        OTHER      TOTAL FUND
                 FUND                      FEES      FEES      EXPENSES(6)    EXPENSES
                 ----                   ----------   -----     -----------   ----------
AGSPC Growth Fund                          0.80%       --         0.04%         0.84%
AGSPC International Government Bond
  Fund                                     0.50        --         0.05          0.55
AGSPC Money Market Fund                    0.50        --         0.04          0.54
AGSPC Science & Technology Fund            0.90        --         0.05          0.95
AGSPC Social Awareness Fund                0.50        --         0.04          0.54
AGSPC Stock Index Fund                     0.27        --         0.04          0.31
American Century Ultra Fund                1.00        --           --          1.00
Founders Growth Fund                       0.67      0.25%(4)     0.16          1.08
Neuberger Berman Guardian Trust
  Fund(7)                                  0.84        --         0.03          0.87
Putnam Global Growth Fund -- Class A
  Shares                                   0.64      0.25(4)      0.29          1.18
Putnam New Opportunities Fund -- Class
  A Shares                                 0.49      0.25(4)      0.24          0.98
Putnam OTC & Emerging Growth
  Fund -- Class A Shares                   0.54      0.25(4)      0.21          1.00
Scudder Growth and Income Fund             0.44        --         0.30          0.74
Templeton Foreign Fund - Class A           0.61      0.25(4)      0.26          1.12
Vanguard Long-Term Corporate Fund          0.03        --         0.27          0.30
Vanguard Long-Term Treasury Fund           0.01        --         0.26          0.27
Vanguard Wellington Fund                   0.28        --         0.03          0.31
Vanguard Windsor II Fund                   0.38        --         0.03          0.41


------------


(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.

--------------------------------------------------------------------------------


(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.



(3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Option selected.



(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century (0.21%), Founders (0.25%), Neuberger Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton Foreign Fund -- Class A (0.25%). With respect to American Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets equal to or in excess of $75 million.



(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company, directly to the Division, which may be terminated by the Company at any time without notice.



(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



(7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1998 fiscal year, NB did not bear any expenses.



(8) The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign
    Fund -- Class 1. VALIC Separate Account A purchases shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio and the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities
    Fund -- Long-Term U.S. Treasury Portfolio. The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.

EXAMPLE #1 -- If you do not surrender Portfolio Director 2 at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $17       $53      $ 92       $200
AGSPC International Government Bond Division 13    14        44        77        168
AGSPC Money Market Division 6                      14        44        76        167
AGSPC Science & Technology Division 17             18        57        97        212
AGSPC Social Awareness Division 12                 14        44        76        167
AGSPC Stock Index Division 10                      12        37        64        141
American Century Ultra Division 31                 19        59       102        221
Founders Growth Division 30                        20        61       104        226
Neuberger Berman Guardian Trust Division 29        17        54        93        203
Putnam Global Growth -- Class A Shares Division
  28                                               21        64       109        236
Putnam New Opportunities -- Class A Shares
  Division 26                                      19        58        99        215
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                      19        58       100        217
Scudder Growth and Income Division 21              16        50        87        189
Templeton Foreign -- Class A Division 32           20        62       106        230
Vanguard Long-Term Corporate Division 22           12        37        64        141
Vanguard Long-Term Treasury Division 23            11        36        62        137
Vanguard Wellington Division 25                    14        45        77        169
Vanguard Windsor II Division 24                    15        48        82        180



EXAMPLE #2 -- If you surrender Portfolio Director 2 at the end of the period shown:

--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $64      $103      $142       $200
AGSPC International Government Bond Division 13        61        94       127        168
AGSPC Money Market Division 6                          61        94       126        167
AGSPC Science & Technology Division 17                 65       106       147        212
AGSPC Social Awareness Division 12                     61        94       126        167
AGSPC Stock Index Division 10                          59        87       114        141
American Century Ultra Division 31                     66       109       152        221
Founders Growth Division 30                            66       110       154        226
Neuberger Berman Guardian Trust Division 29            64       104       143        203
Putnam Global Growth -- Class A Shares Division 28     67       113       159        236
Putnam New Opportunities -- Class A Shares Division
  26                                                   65       107       149        215
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                          65       108       150        217
Scudder Growth and Income Division 21                  63       100       137        189
Templeton Foreign -- Class A Division 32               66       111       156        230
Vanguard Long-Term Corporate Division 22               59        87       114        141
Vanguard Long-Term Treasury Portfolio Division 23      58        86       112        137
Vanguard Wellington Division 25                        61        95       127        169
Vanguard Windsor II Division 24                        62        98       132        180


------------


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.


This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY

--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. There may be certain limits on how many investment options you may invest to at any one time.


--------------------------------------------------------------------------------

                    FIXED ACCOUNT
                    OPTIONS
--------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                  --                     --
OPTIONS             Account Plus             interest income
                    ------------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                       --                     --
                    Fixed Account            interest income
--------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                 ADVISER                SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC Stock              Growth through investments tracking      VALIC                  Bankers Trust
EQUITY              Index                    the S&P 500(R) Index                                            Company(1)
FUND                Fund
--------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments               VALIC                  T. Rowe Price
MANAGED             Fund                     in service sector companies                                     Associates, Inc.
                    ------------------------------------------------------------------------------------------------------------
EQUITY              American Century         Capital growth through                   American Century       N/A
FUNDS               Ultra Fund               investments in common                    Investment
                                             stock                                    Management, Inc.
                    ------------------------------------------------------------------------------------------------------------
                    Founders                 Long-term growth of capital through      Founders Asset         N/A
                    Growth                   investment in common stocks of well      Management
                    Fund                     established, high-quality growth
                                             companies
                    ------------------------------------------------------------------------------------------------------------
                    Neuberger Berman         Capital appreciation, and secondarily    Neuberger Berman       Neuberger
                    Guardian Trust           current income by investing primarily    Management Inc.        Berman, LLC
                                             in common stocks of large-capitalization
                                             companies
                    ------------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally  Putnam Investment      N/A
                    Growth Fund -- Class A   diversified portfolio of common stocks   Management Inc.
                    Shares
                    ------------------------------------------------------------------------------------------------------------
                    Putnam New               Long-term capital appreciation           Putnam Investment      N/A
                    Opportunities            through investment in common stock       Management Inc.
                    Fund -- Class A Shares
                    ------------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through             Putnam Investment      N/A
                    Emerging Growth          investments in common stocks of          Management Inc.
                    Fund -- Class A Shares   small-to-medium companies
                    ------------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current     Scudder Kemper         N/A
                    and Income Fund          income and growth of income              Investments, Inc.
                    ------------------------------------------------------------------------------------------------------------
                    Templeton                Long-term capital growth; invests        Templeton Global       N/A
                    Foreign                  primarily in equity securities           Advisors Limited
                    Fund -- Class A          of companies outside the U.S.,
                                             including emerging markets
                    ------------------------------------------------------------------------------------------------------------
                    Vanguard                 Growth and income through                Vanguard               N/A
                    Windsor II Fund          investment in common stock
--------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard                 Income and growth through 30 to 40%      Vanguard               N/A
FUND                Wellington               investment in high quality corporate
                    Fund                     bonds and 60 to 70% investment
                                             in common stocks
--------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through       VALIC                  N/A
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    ------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term       Income through investment in             Vanguard               N/A
                    Corporate Fund           long-term high quality corporate bonds
                    ------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term       Income through investment in             Vanguard               N/A
                    Treasury Fund            long-term U.S. Treasury bonds
--------------------------------------------------------------------------------------------------------------------------------
(1)  Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998,
     Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust
     Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                 ADVISER                SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks     VALIC                  T. Rowe Price
FUNDS               Technology               of companies which benefit from                                 Associates, Inc.
                    Fund                     development of science and technology
                    ------------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in            VALIC                  N/A
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
--------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in            VALIC                  N/A
MARKET              Market                   short-term money market
FUND                Fund                     securities
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.


INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.


SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.80% to 1.05% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT

The Company will reimburse to certain Divisions any fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses to certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------



                                                  AGSPC
                                              INTERNATIONAL     AGSPC         AGSPC         AGSPC                        AMERICAN
                                   AGSPC       GOVERNMENT       MONEY       SCIENCE &      SOCIAL          AGSPC          CENTURY
                                  GROWTH          BOND          MARKET     TECHNOLOGY     AWARENESS     STOCK INDEX        ULTRA
                                DIVISION 15    DIVISION 13    DIVISION 6   DIVISION 17   DIVISION 12   DIVISION 10(1)   DIVISION 31
                                -----------   -------------   ----------   -----------   -----------   --------------   -----------
December 31, 1998
  Purchase Units in Force        4,324,799        408,156      5,325,479    3,228,389     1,218,871       6,859,835      8,116,612
  Purchase Unit Value           $ 2.448443      $1.751922     $ 1.786658   $ 3.241847    $ 3.825649      $ 4.875028     $ 1.737734
January 2, 1998
  Purchase Unit Value(2)        $ 2.089333      $1.508273     $ 1.712478   $ 2.299405    $ 3.029567      $ 3.826834     $ 1.302531

                                               NEUBERGER
                                                BERMAN
                                 FOUNDERS      GUARDIAN
                                  GROWTH         TRUST
                                DIVISION 30   DIVISION 29
                                -----------   -----------
December 31, 1998
  Purchase Units in Force        7,720,189     1,012,671
  Purchase Unit Value           $ 1.633282    $ 1.368269
January 2, 1998
  Purchase Unit Value(2)        $ 1.317029    $ 1.347434


------------


(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.



(2) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------


                                   PUTNAM
  PUTNAM                            OTC &        SCUDDER
  GLOBAL         PUTNAM NEW       EMERGING       GROWTH       TEMPLETON     VANGUARD       VANGUARD
 GROWTH --    OPPORTUNITIES --    GROWTH --        AND       FOREIGN --     LONG-TERM      LONG-TERM      VANGUARD      VANGUARD
  CLASS A         CLASS A          CLASS A       INCOME        CLASS A      CORPORATE      TREASURY      WELLINGTON    WINDSOR II
DIVISION 28     DIVISION 26      DIVISION 27   DIVISION 21   DIVISION 32   DIVISION 22    DIVISION 23    DIVISION 25   DIVISION 24
-----------   ----------------   -----------   -----------   -----------   -----------   -------------   -----------   -----------
 6,153,771       10,725,927       3,092,839     4,494,004     5,437,288     2,949,044      3,682,809      19,636,072    13,800,156
$ 1.549587      $  1.434946      $ 1.098295    $ 1.542160    $ 1.094954    $ 1.312731     $ 1.349397     $  1.529797   $  1.723020
$ 1.213127      $  1.163156      $ 0.997579    $ 1.465844    $ 1.160235    $ 1.212562     $ 1.204344     $  1.379756   $  1.496544


------------


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2

Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.
VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

All inquiries regarding
PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.


DISTRIBUTION OF THE CONTRACTS



A.G. Distributors, Inc. ("A.G. Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.



A.G. Distributors -- our
address is 2929 Allen Parkway,
Houston, Texas 77019.



For more information
about A.G. DISTRIBUTORS,
see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all eighteen Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.



Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:


- American General Series Portfolio

  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser, for 2 of such funds, T. Rowe Price & Associates, Inc. serves as investment sub-adviser and for 1 of such funds, Bankers Trust Company serves as investment sub-adviser.



- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.


- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.


- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.


Twelve of the Mutual Funds are also available to the general public.



Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.


SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for a 1, 3, 5 and 10 year period, if available. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values in the graphs shown reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for the other Funds (Divisions 21-32) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.



The Standard Average Annual Total Return figures show the average percentage change in the value of an investment in a Division from the beginning to the end of the historical periods shown below. The results shown are after


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

--------------------------------------------------------------------------------


all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown.


For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

AGSPC

GROWTH FUND*

(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,032
        12/31/95             14,706
        12/31/96             17,410
        12/31/97             20,893
        12/31/98             24,484


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
INTERNATIONAL GOVERNMENT

BOND FUND**

(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,909
        12/31/92             11,154
        12/31/93             12,635
        12/31/94             13,092
        12/31/95             15,427
        12/31/96             15,976
        12/31/97             15,083
        12/31/98             17,519


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Growth Fund Division 15 for the 1 and 3 year period and since inception was 12.12%, 17.24% and 20.51%, respectively. The Division commenced operations on April 29, 1994.



** The Standard Average Annual Total Return for the AGSPC International
   Government Bond Fund Division 13 for the 1, 3 and 5 year period and since inception was 11.09%, 2.70%, 5.89% and 7.96%, respectively. The Division commenced operations on October 1, 1991.

AGSPC

MONEY MARKET FUND*

(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,812
        12/31/90             11,573
        12/31/91             12,116
        12/31/92             12,409
        12/31/93             12,641
        12/31/94             13,016
        12/31/95             13,629
        12/31/96             14,198
        12/31/97             14,812
        12/31/98             15,454


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC

SCIENCE & TECHNOLOGY FUND**

(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,489
        12/31/95             20,016
        12/31/96             22,596
        12/31/97             22,994
        12/31/98             32,418


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.42%), 2.65%, 3.15% and 4.37%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Science & Technology
   Fund Division 17 for the 1 and 3 year period and since inception was 35.91%, 16.13% and 28.12%, respectively. The Division commenced operations on April 29, 1994.

AGSPC

SOCIAL AWARENESS FUND*

(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,105
        12/31/90              9,902
        12/31/91             12,558
        12/31/92             12,873
        12/31/93             13,779
        12/31/94             13,473
        12/31/95             18,563
        12/31/96             22,824
        12/31/97             30,296
        12/31/98             38,256


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC

STOCK INDEX FUND**

(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)***.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,809
        12/31/90             12,216
        12/31/91             15,626
        12/31/92             16,530
        12/31/93             18,015
        12/31/94             17,996
        12/31/95             24,502
        12/31/96             29,826
        12/31/97             39,364
        12/31/98             50,146


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]
                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Social Awareness Fund Division 12 for the 1, 3 and 5 year period and since inception period was 21.21%, 26.13%, 22.12% and 15.52%, respectively. The Division commenced operations on October 2, 1989.



 ** The Standard Average Annual Total Return for the AGSPC Stock Index Fund
    Division 10 for the 1, 3, 5 and 10 year period was 22.32%, 25.83%, 22.18% and 17.41%, respectively. The Division commenced operations on April 20, 1987.



*** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY

ULTRA FUND*
Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             13,570
        12/31/90             14,713
        12/31/91             27,171
        12/31/92             27,281
        12/31/93             32,940
        12/31/94             31,481
        12/31/95             42,951
        12/31/96             48,377
        12/31/97             58,995
        12/31/98             78,707


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


FOUNDERS GROWTH FUND**

(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             14,055
        12/31/90             12,469
        12/31/91             18,223
        12/31/92             18,846
        12/31/93             23,465
        12/31/94             22,504
        12/31/95             32,489
        12/31/96             37,543
        12/31/97             47,101
        12/31/98             58,411


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The American Century Ultra Fund was formerly known as the American Century-Twentieth Century Ultra Fund. The Standard Average Annual Total Return for the American Century Ultra Division 31 for the 1 year and since inception was 28.34% and 21.90%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Founders Growth Fund
   Division 30 for the 1 year period and since inception was 18.94% and 19.18%, respectively. The Division commenced operations on July 1, 1996.

NEUBERGER BERMAN

GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of large-capitalization companies.



Annual Value of a $10,000
 Stipulated Payment made
     August 3, 1993         $ Value
-------------------------   -------
        08/03/93            $10,000
        12/31/93             10,699
        12/31/94             10,777
        12/31/95             14,106
        12/31/96             16,468
        12/31/97             19,245
        12/31/98             19,542


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                     STIPULATED PAYMENT MADE AUGUST 3, 1993

                                    [CHART]
                            PERIOD ENDED DECEMBER 31

PUTNAM GLOBAL GROWTH

FUND**

Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,353
        12/31/90             11,131
        12/31/91             13,025
        12/31/92             12,953
        12/31/93             16,937
        12/31/94             16,661
        12/31/95             18,975
        12/31/96             21,929
        12/31/97             24,650
        12/31/98             31,487


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The Neuberger Berman Guardian Trust was formerly known as Neuberger&Berman Guardian Trust. The Standard Average Annual Total Return for the Neuberger Berman Guardian Trust Division 29 for the 1 year period and since inception was (3.08)% and 10.34%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam Global Growth
   Fund -- Class A Division 28 for the 1 year period and since inception was 22.66% and 16.58%, respectively. The Division commenced operations on July 1, 1996.

PUTNAM NEW OPPORTUNITIES

FUND*

Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,047
        12/31/91             18,348
        12/31/92             22,857
        12/31/93             30,079
        12/31/94             30,832
        12/31/95             44,723
        12/31/96             49,152
        12/31/97             59,726
        12/31/98             73,682


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

PUTNAM OTC & EMERGING

GROWTH FUND**

Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,790
        12/31/90             11,445
        12/31/91             15,984
        12/31/92             17,866
        12/31/93             23,398
        12/31/94             23,735
        12/31/95             36,699
        12/31/96             38,068
        12/31/97             41,604
        12/31/98             45,805


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Putnam New Opportunities Fund -- Class A Division 26 for the 1 year period and since inception was 18.30% and 13.41%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam OTC & Emerging Growth
   Fund -- Class A Division 27 for the 1 year period and since inception was 5.08% and 1.11%, respectively. The Division commenced operations on July 1, 1996.

SCUDDER GROWTH AND

INCOME FUND*

(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,499
        12/31/90             12,083
        12/31/91             15,319
        12/31/92             16,605
        12/31/93             18,991
        12/31/94             19,282
        12/31/95             25,018
        12/31/96             30,227
        12/31/97             38,989
        12/31/98             41,018


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


TEMPLETON FOREIGN FUND**


Class A Shares

(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. The Fund tries to achieve its investment goal by a flexible policy of investing primarily in the equity securities of companies outside the United States, including emerging markets.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,945
        12/31/90             12,458
        12/31/91             14,615
        12/31/92             14,514
        12/31/93             19,691
        12/31/94             19,605
        12/31/95             21,619
        12/31/96             25,282
        12/31/97             26,740
        12/31/98             25,236


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Scudder Growth and Income Fund Division 21 for the 1 year period and since inception was 0.42% and 16.40%, respectively. The Division commenced operations on July 1, 1996.



** The Templeton Foreign Fund Class A Shares was formerly known as the Templeton
   Foreign Fund Class 1 Shares. The Standard Average Annual Total Return for the Templeton Foreign Fund -- Class A Division 32 for the 1 year period and since inception was (9.92)% and 0.98%, respectively. The Division commenced operations on July 1, 1996. On January 1, 1993, the Templeton Foreign
   Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

VANGUARD LONG-TERM


CORPORATE FUND*

Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,395
        12/31/90             11,976
        12/31/91             14,325
        12/31/92             15,560
        12/31/93             17,626
        12/31/94             16,522
        12/31/95             20,658
        12/31/96             20,550
        12/31/97             23,122
        12/31/98             25,033


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


VANGUARD LONG-TERM


TREASURY FUND**

Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,668
        12/31/90             12,214
        12/31/91             14,190
        12/31/92             15,080
        12/31/93             17,425
        12/31/94             16,034
        12/31/95             20,635
        12/31/96             20,040
        12/31/97             22,574
        12/31/98             25,293


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Corporate Fund Division 22 for the 1 year period and since inception was 3.33% and 8.46%, respectively. The Division commenced operations on July 1, 1996.


** The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed
   Income Securities Fund -- Long-Term U.S. Treasury Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Treasury Fund Division 23 for the 1 year period and since inception was 6.98% and 10.11%, respectively. The Division commenced operations on July 1, 1996.

VANGUARD WELLINGTON FUND*

Institutional Class Shares
(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,030
        12/31/90             11,573
        12/31/91             14,156
        12/31/92             15,116
        12/31/93             16,978
        12/31/94             16,721
        12/31/95             21,984
        12/31/96             25,256
        12/31/97             30,775
        12/31/98             34,122


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]
                            PERIOD ENDED DECEMBER 31


VANGUARD WINDSOR II FUND**

Institutional Class Shares
(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,644
        12/31/90             11,267
        12/31/91             14,343
        12/31/92             15,893
        12/31/93             17,863
        12/31/94             17,473
        12/31/95             23,993
        12/31/96             29,452
        12/31/97             38,551
        12/31/98             44,385


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund. The Standard Average Annual Total Return for the Vanguard Wellington Fund Division 25 for the 1 year period and since inception was 5.83% and 15.60%, respectively. The Division commenced operations on July 1, 1996.



** The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II
   Fund. The Standard Average Annual Total Return for Vanguard Windsor II Fund Division 24 for the 1 year period and since inception was 10.07% and 21.81%, respectively. The Division commenced operations on July 1, 1996.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS

You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-


Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.


Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or


- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided unless you otherwise so specify.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE

The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.


For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------


We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

Choosing Investment Options

There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Summary" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges"
section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.



If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.



PURCHASE UNIT -- a measuring unit used to calculate your Account Value during the Purchase Period. The value of a Purchase Unit will vary with the investment experience of the Separate Account Division you have selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                             % OF ACCOUNT
                  ----------------------------------     OTHER
 ACCOUNT OPTION       VALUE           FREQUENCY       RESTRICTIONS
----------------  -------------  -------------------  ------------
Variable:          Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable      Up to 100%    Once every 365 days      None
 Payout:           of money in
                    variable
                  option payout
Fixed:            Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:


- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise


- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE


When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.


It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE


Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.


If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.80% to 1.05% during the Purchase Period and 1.00% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee, and administration and distribution fee see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.



In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.


COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:


  - From your existing Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).



Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.


PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.


Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and


  - The payments will be guaranteed for a 10 year period,


  - The payments will be based on the allocation used for your Purchase
    Payments,


  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and


  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.


Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.


For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.


We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.


We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.


Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.



Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.


PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.


The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once

--------------------------------------------------------------------------------

revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to contract forms other than Portfolio Director Plus are not permitted.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2


Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.


Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

Features of Portfolio Director 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.


Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.


Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.


Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or


  - An annuity for a designated period not exceeding the Beneficiary's life expectancy


If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:

Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC

  OR

  100% of Purchase Payments placed
  in Fixed Account Option

- (minus)

  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC

  OR

  100% of Purchase Payments placed in
  Variable Account Options

- (minus)

  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option

+ (plus)

  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.


CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to
be. Also, a Contingent
Contract Owner may be designated.


FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC

  OR

  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)

-- (MINUS)

  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE


Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:



  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;


DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------


  - The difference is divided by the Purchase Unit Value at the start of the period or year.


Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1998 was 3.84%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1998 was 3.91%.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the six tables below.


The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.80% to 1.05% during the Purchase Period on the daily net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I
                          AVERAGE ANNUAL TOTAL RETURN
           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED

        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)*



                                                         INCEPTION      SINCE
                   FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                   -----------------                     ---------    ---------    --------    -------     -------      ------
AGSPC Growth Fund (Division 15)........................  04/29/94         20.51%         --          --       17.24%      12.12%
AGSPC International Government Bond Fund (Division
  13)..................................................  10/01/91          7.96          --        5.89%       2.70       11.09
AGSPC Money Market Fund (Division 6)...................  01/16/86            --        4.37%       3.15        2.65      (0.42)
AGSPC Science & Technology Fund (Division 17)..........  04/29/94         28.12          --          --       16.13       35.91
AGSPC Social Awareness Fund (Division 12)..............  10/02/89         15.52          --       22.12       26.13       21.21
AGSPC Stock Index Fund (Division 10)...................  04/20/87            --       17.41       22.18       25.83       22.32
American Century Ultra (Division 31)...................  07/01/96         21.90          --          --          --       28.34
Founders Growth (Division 30)..........................  07/01/96         19.18          --          --          --       18.94
Neuberger Berman Guardian Trust (Division 29)..........  07/01/96         10.34          --          --          --      (3.08)
Putnam Global Growth -- Class A (Division 28)..........  07/01/96         16.58          --          --          --       22.66
Putnam New Opportunities -- Class A (Division 26)......  07/01/96         13.41          --          --          --       18.30
Putnam OTC & Emerging Growth -- Class A (Division
  27)..................................................  07/01/96          1.11          --          --          --        5.08
Scudder Growth and Income (Division 21)(1).............  07/01/96         16.40          --          --          --        0.42
Templeton Foreign -- Class A (Division 32).............  07/01/96          0.98          --          --          --      (9.92)
Vanguard Long-Term Corporate (Division 22)**...........  07/01/96          8.46          --          --          --        3.33
Vanguard Long-Term Treasury (Division 23)**............  07/01/96         10.11          --          --          --        6.98
Vanguard Wellington (Division 25)......................  07/01/96         15.60          --          --          --        5.83
Vanguard Windsor II (Division 24)......................  07/01/96         21.81          --          --          --       10.07


---------------


 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



                                                                        TABLE II


                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)*



                                                         INCEPTION      SINCE
                   FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                   -----------------                     ---------    ---------    --------    -------     -------      ------
American Century Ultra (Division 31)...................  11/02/81            --       22.85%      18.44%      21.16%      28.34%
Founders Growth (Division 30)..........................  01/05/62            --       19.23       19.43       20.37       18.94
Neuberger Berman Guardian Trust (Division 29)..........  08/03/93         13.10%         --       12.09       10.04      (3.08)
Putnam Global Growth -- Class A (Division 28)..........  09/01/67            --       12.07       12.50       17.10       22.66
Putnam New Opportunities -- Class A (Division 26)......  08/31/90         27.03          --       19.04       16.82       18.30
Putnam OTC & Emerging Growth -- Class A (Division
  27)..................................................  11/01/82            --       16.36       13.70        6.13        5.08
Scudder Growth and Income (Division 21)................  11/13/84            --       15.08       16.02       16.62        0.42
Templeton Foreign -- Class A (Division 32)(1)..........  10/05/82            --        9.62        4.17        3.69      (9.92)
Vanguard Long-Term Corporate (Division 22)**...........  07/09/73            --        9.52        6.42        5.05        3.33
Vanguard Long-Term Treasury (Division 23)**............   5/19/86            --        9.64        6.90        5.47        6.98
Vanguard Wellington (Division 25)......................  07/01/29            --       12.97       14.32       14.44        5.83
Vanguard Windsor II (Division 24)......................  06/24/85            --       15.99       19.39       21.56       10.07


---------------


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                       TABLE III


                          AVERAGE ANNUAL TOTAL RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


      (FROM SEPARATE ACCOUNT DIVISION FUND INCEPTION TO DECEMBER 31, 1998)



                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Growth Fund (Division 15)............................  04/29/94      21.14%        --         --     18.52%   17.19%
AGSPC International Government Bond Fund
  (Division 13)............................................  10/01/91       8.04         --       6.75%     4.33    16.15
AGSPC Money Market Fund (Division 6).......................  01/16/86         --       4.45%      4.10      4.28     4.33
AGSPC Science & Technology Fund (Division 17)..............  04/29/94      28.64         --         --     17.44    40.99
AGSPC Social Awareness Fund (Division 12)..................  10/02/89      15.61         --      22.66     27.26    26.28
AGSPC Stock Index Fund (Division 10).......................  04/20/87         --      17.50      22.72     26.96    27.39
American Century Ultra (Division 31).......................  07/01/96      23.45         --         --        --    33.41
Founders Growth (Division 30)..............................  07/01/96      20.78         --         --        --    24.01
Neuberger Berman Guardian Trust (Division 29)..............  07/01/96      12.12         --         --        --     1.55
Putnam Global Growth -- Class A (Division 28)..............  07/01/96      18.23         --         --        --    27.73
Putnam New Opportunities -- Class A (Division 26)..........  07/01/96      15.12         --         --        --    23.37
Putnam OTC & Emerging Growth -- Class A (Division 27)......  07/01/96       3.06         --         --        --    10.10
Scudder Growth and Income (Division 21)....................  07/01/96      18.05         --         --        --     5.21
Templeton Foreign -- Class A (Division 32).................  07/01/96       2.93         --         --        --    (5.63)
Vanguard Long-Term Corporate Portfolio (Division 22)**.....  07/01/96      10.28         --         --        --     8.26
Vanguard Long-Term Treasury Portfolio (Division 23)**......  07/01/96      11.90         --         --        --    12.04
Vanguard Wellington (Division 25)..........................  07/01/96      17.28         --         --        --    10.87
Vanguard Windsor II (Division 24)..........................  07/01/96      23.37         --         --        --    15.13


---------------


* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.



** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                        TABLE IV



                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------
American Century Ultra (Division 31).......................  11/02/81         --      22.91%     19.03%    22.37%   33.41%
Founders Growth (Division 30)..............................  01/05/62         --      19.30      20.01     21.60    24.01
Neuberger Berman Guardian Trust (Division 29)..............  08/03/93      13.18%        --      12.80     11.48     1.55
Putnam Global Growth -- Class A (Division 28)..............  09/01/67         --      12.15      13.20     18.39    27.73
Putnam New Opportunities -- Class A (Division 26)..........  08/31/90      27.09         --      19.62     18.11    23.37
Putnam OTC & Emerging Growth -- Class A (Division 27)......  11/01/82         --      16.44      14.38      7.67    10.10
Scudder Growth and Income (Division 21)....................  11/13/84         --      15.16      16.65     17.92     5.21
Templeton Foreign -- Class A (Division 32)(1)..............  10/05/82         --       9.70       5.09      5.29    (5.63)
Vanguard Long-Term Corporate Portfolio (Division 22)**.....  07/09/73         --       9.61       7.27      6.61     8.26
Vanguard Long-Term Treasury Portfolio (Division 23)**......  05/19/86         --       9.72       7.74      7.02    12.04
Vanguard Wellington (Division 25)..........................  07/01/29         --      13.06      14.98     15.78    10.87
Vanguard Windsor II (Division 24)..........................  06/24/85         --      16.07      19.97     22.76    15.13


---------------


* The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V

                               CUMULATIVE RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION    10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ----------   --------   -------   -------   ------
AGSPC Growth Fund (Division 15).............................  04/29/94      144.84%         --        --     66.49%    17.19%
AGSPC International Government Bond Fund (Division 13)......  10/01/91       75.19          --     38.66%    13.56     16.15
AGSPC Money Market Fund (Division 6)........................  01/16/86          --       54.54%    22.25     13.39      4.33
AGSPC Science & Technology Fund (Division 17)...............  04/29/94      224.18          --        --     61.96     40.99
AGSPC Social Awareness Fund (Division 12)...................  10/02/89      282.56          --    177.64    106.09     26.28
AGSPC Stock Index Fund (Division 10)........................  04/20/87          --      401.46    178.36    104.66     27.39
American Century Ultra (Division 31)........................  07/01/96       69.34          --        --        --     33.41
Founders Growth (Division 30)...............................  07/01/96       60.33          --        --        --     24.01
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       33.11          --        --        --      1.55
Putnam Global Growth -- Class A (Division 28)...............  07/01/96       52.01          --        --        --     27.73
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96       42.20          --        --        --     23.37
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96        7.82          --        --        --     10.10
Scudder Growth and Income (Division 21).....................  07/01/96       51.42          --        --        --      5.21
Templeton Foreign -- Class A (Division 32)..................  07/01/96        7.48          --        --        --     (5.63)
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       27.73          --        --        --      8.26
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       32.45          --        --        --     12.04
Vanguard Wellington (Division 25)...........................  07/01/96       48.94          --        --        --     10.87
Vanguard Windsor II (Division 24)...........................  07/01/96       69.05          --        --        --     15.13


---------------


* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.



** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                        TABLE VI


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION    10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ----------   --------   -------   -------   ------
American Century Ultra (Division 31)........................  11/02/81          --      687.07%   138.94%    83.25%    33.41%
Founders Growth (Division 30)...............................  01/05/62          --      484.11    148.93     79.79     24.01
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93       95.42%         --     82.65     38.53      1.55
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --      214.87     85.91     65.94     27.73
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      636.82          --    144.96     64.75     23.37
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/07/82          --      358.05     95.76     24.81     10.10
Scudder Growth and Income (Division 21).....................  11/13/84          --      310.18    115.99     63.95      5.21
Templeton Foreign -- Class A (Division 32)(1)...............  10/05/82          --      152.36     28.16     16.73     (5.63)
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --      150.33     42.02     21.18      8.26
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --      152.93     45.16     22.57     12.04
Vanguard Wellington (Division 25)...........................  07/01/29          --      241.22    100.98     55.21     10.87
Vanguard Windsor II (Division 24)...........................  06/24/85          --      343.85    148.47     85.00     15.13


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;


  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;



  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;


  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.


VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.


In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) SEPs.


  - Section 408(p) SIMPLE Retirement
     Accounts


The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.


In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.


TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received

--------------------------------------------------------------------------------

under all Contracts may be subject to state income tax withholding requirements.


It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. Although VALIC can provide no assurance that the IRS will not challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail if such a challenge were made.



It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.



Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.


                        THE POWER OF TAX-DEFERRED GROWTH

                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.80% - 1.05% during the purchase period and 1%-1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary

--------------------------------------------------------------------------------

depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS


Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.



  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.



  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.



  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.



VALIC expects to substantially complete all contingency planning activities by April 30, 1999.



RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.



Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

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                                                                              49

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY

    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

    ------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.


------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------

Name:                                       G.A. #
     ----------------------------------           -----------------------------
Address:                                    Policy #
        -------------------------------             ---------------------------
Social Security Number:
                       ---------------------------

--------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    8
Types of Variable Annuity Contracts.................    9
Federal Tax Matters.................................    9
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   11
    Special Tax Consequences -- Early
      Distribution..................................   12
    Special Tax Consequences -- Required
      Distributions.................................   13
    Tax Free Rollovers, Transfers and Exchanges.....   14
Exchange Privilege..................................   14
    Exchanges From Portfolio Director...............   15
    Exchanges From Independence Plus Contracts......   15
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   19
    Exchanges From Compounder Contracts.............   20
    Information Which May Be Applicable To Any
      Exchange......................................   21
Calculation of Surrender Charge.....................   22
    Illustration of Surrender Charge on Total
      Surrender.....................................   22
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   22
Purchase Unit Value.................................   23
    Illustration of Calculation of Purchase Unit
      Value.........................................   23
    Illustration of Purchase of Purchase Units......   23
Performance Calculations............................   23
    AGSPC Money Market Division Yields..............   23
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   23
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   24
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   24
Standardized Yield for Bond Fund Divisions..........   24
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   24
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   24
    Calculation of Average Annual Total Return......   25
Performance Information.............................   26
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   26
    Performance Compared to Market Indices..........   26
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   29
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   29



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   30
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   30
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   31
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   32
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   32
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   33
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   33
    Putnam Global Growth -- Class A Division
      Twenty-eight Compared to MCSI World Index and
      S&P 500 Index.................................   34
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   35
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   35
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   36
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   36
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Merrill Lynch Corporate Master
      Index.........................................   37
    Vanguard Long-Term Treasury Division
      Twenty-three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   37
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   38
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   39
Payout Payments.....................................   40
    Assumed Investment Rate.........................   40
    Amount of Payout Payments.......................   40
    Payout Unit Value...............................   40
    Illustration of Calculation of Payout Unit
      Value.........................................   41
    Illustration of Payout Payments.................   41
Distribution of Variable Annuity Contracts..........   42
Experts.............................................   42
Comments on Financial Statements....................   43

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
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:



3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955



10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700



222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 817-8100



2450 Venture Oaks Way
Suite 120
Sacramento, CA 95833
(916) 614-1700



1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 358-2900



165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344



10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611



3505 Lake Lynda Drive
Suite 114
Orlando, FL 32817
(407) 482-8825



100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700



230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 214-8870



11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 818-5900



7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330



1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022



8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099



4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801



410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 889-1313



90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 596-1600



University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529



Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 643-6340



1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288



1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 619-2270



Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822



5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515



800 Gessner
Suite 1280
Houston, TX 77024
(713) 463-3800



7400 Beaufont Springs Drive
Suite 310
Richmond, VA 23225
(804) 272-0344



There are also more than thirty-three branch offices located throughout the country.


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC



      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792



                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 9875-20  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

[Momento Photo]


                              PORTFOLIO DIRECTOR 2

                                  SEPARATE ACCOUNT A
                                  FOR SERIES 2.1.40-2.12.40

                              Prospectus
                              May 1, 1999

                              Units of Interest Under Group and
                              Individual Variable Annuity Contracts
                              Portfolio Director 2


                                         VALIC
                                            AN AMERICAN
                                               GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR 2
SEPARATE ACCOUNT A

FOR SERIES 2.1.40 TO 2.12.40                                         May 1, 1999


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director 2 that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director 2 Series 2.1.40 to 2.12.40 consists of group variable annuity contracts that are offered by Valic to Participants in certain employer sponsored retirement plans as well as for certain after-tax arrangements that are not part of an employer plan. Portfolio Director 2 may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only.



Portfolio Director 2 permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 18 Variable Account Options. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:


TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                          Short-Term Fixed Account

EIGHTEEN VARIABLE ACCOUNT OPTIONS*


American General Series Portfolio     Founders Funds, Inc.:              Scudder Kemper Investments, Inc.:
 Company (AGSPC):                     Founders Growth Fund               Scudder Growth and Income Fund
  Growth Fund                         Neuberger Berman Management Inc.:  Templeton Funds, Inc.:
  International Government Bond Fund  Neuberger Berman Guardian Trust    Templeton Foreign Fund --
  Money Market Fund                                                      Class A
  Science & Technology Fund           Putnam Investments:
  Social Awareness Fund               Putnam Global Growth Fund --       The Vanguard Group, Inc.:
  Stock Index Fund                    Class A Shares                     Vanguard Long-Term Corporate
                                      Putnam New Opportunities Fund --   Fund
American Century Investment           Class A Shares                     Vanguard Long-Term Treasury Fund
  Management, Inc.:                   Putnam OTC & Emerging Growth       Vanguard Wellington Fund
  American Century Ultra Fund         Fund -- Class A Shares             Vanguard Windsor II Fund


* Each of these mutual funds is publicly available except for the six AGSPC
Funds.

--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director 2. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1999, contains additional information about Portfolio Director 2 and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
FEE TABLE.....................................     2
SUMMARY.......................................     5
SELECTED PURCHASE UNIT DATA...................     8
GENERAL INFORMATION...........................    10
  ABOUT PORTFOLIO DIRECTOR 2..................    10
  ABOUT VALIC.................................    10
  ABOUT VALIC SEPARATE ACCOUNT A..............    10
  UNITS OF INTERESTS..........................    10
  DISTRIBUTION OF THE CONTRACTS...............    10
VARIABLE ACCOUNT OPTIONS......................    11
     Summary of Funds.........................    11

PURCHASE PERIOD...............................    21
     Purchase Payments........................    21
     Purchase Units...........................    21
     Calculation of Purchase Unit Value.......    21
     Choosing Investment Options..............    22
          Fixed Account Options...............    22
          Variable Account Options............    22
     Stopping Purchase Payments...............    22

TRANSFERS BETWEEN INVESTMENT OPTIONS..........    23
     During the Purchase Period...............    23
     During the Payout Period.................    23
     Communicating Transfer or Reallocation
       Instructions...........................    23
     Effective Date of Transfer...............    23

FEES AND CHARGES..............................    24
     Account Maintenance Fee..................    24
     Surrender Charge.........................    24
          Amount of Surrender Charge..........    24
          10% Free Withdrawal.................    24
          Exceptions to Surrender
            Charge............................    24
     Premium Tax Charge.......................    25
     Separate Account Charges.................    25
     Fund Annual Expense Charge...............    25
     Other Tax Charges........................    25
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    26
     Separate Account Expense
       Reimbursement..........................    26

PAYOUT PERIOD.................................    27
     Fixed Payout.............................    27
     Variable Payout..........................    27
     Combination Fixed and Variable Payout....    27
     Payout Date..............................    27
     Payout Options...........................    27
     Enhancements to Payout Options...........    28
     Payout Information.......................    28

SURRENDER OF ACCOUNT VALUE....................    29
     When Surrenders are Allowed..............    29
     Amount That May Be Surrendered...........    29
     Surrender Restrictions...................    29
     Partial Surrenders.......................    29
     Systematic Withdrawals...................    29
     Distributions Required By Federal Tax
       Law....................................    30

EXCHANGE PRIVILEGE............................    31
     Restrictions on Exchange Privilege.......    31




                                                PAGE
                                                ----
     Taxes and Conversion Costs...............    31
     Surrender Charge.........................    31
     Exchange Offers for Contracts Other Than
       Portfolio Director and Portfolio
       Director 2.............................    31
     Exchange Offer for Portfolio Director and
       Portfolio Director 2...................    32
     Comparison of Contracts..................    32
     Features of Portfolio Director 2.........    32
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    32

DEATH BENEFITS................................    34
     Beneficiary Information..................    34
     Special Information for Individual
       Non-Tax Qualified Contracts............    34
     During the Purchase Period...............    34
          Interest Guaranteed Death Benefit...    34
          Standard Death Benefit..............    35
     During the Payout Period.................    35

HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    36
     Types of Investment Performance
       Information Advertised.................    36
       Total Return Performance Information...    36
       Standard Average Annual Total Return...    36
       Nonstandard Average Annual Total
       Return.................................    36
       Cumulative Total Return................    36
       Annual Change in Purchase Unit Value...    36
       Cumulative Change in Purchase Unit
          Value...............................    37
       Total Return Based on Different
          Investment Amounts..................    37
       An Assumed Account Value of $10,000..      37
     Yield Performance Information............    37
       AGSPC Money Market Division............    37
       Divisions Other Than The AGSPC Money
          Market Division.....................    37
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    37

OTHER CONTRACT FEATURES.......................    41
     Changes That May Not Be Made.............    41
     Change of Beneficiary....................    41
     Contingent Owner.........................    41
     Cancellation -- The 20 Day "Free Look"...    41
     We Reserve Certain Rights................    41
     Relationship to Employer's Plan..........    41

VOTING RIGHTS.................................    42
     Who May Give Voting Instructions.........    42
     Determination of Fund Shares Attributable
       to Your Account........................    42
       During Purchase Period.................    42
       During Payout Period or after a Death
          Benefit Has Been Paid...............    42
     How Fund Shares Are Voted................    42

FEDERAL TAX MATTERS...........................    43
     Type of Plans............................    43
     Tax Consequences in General..............    43
     Effect of Tax-Deferred Accumulations.....    44

YEAR 2000.....................................    46
     Year 2000 Risks..........................    46


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                    PAGE NO.
-------------                    --------
Account Value                       23
Annuitant                           34
Assumed Investment Rate             27
Beneficiary                         34
Contract Owner                      34
Division                            36
Fixed Account Options               34
Home Office                         23
Mutual Fund or Fund                 10
Participant                         01
Participant Year                    24
Payout Period                       23
Payout Unit                         27
Purchase Payments                   36
Purchase Period                     21
Purchase Unit                     21, 22
VALIC Separate Account A            42
Variable Account Options          11, 34


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director 2, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director 2 will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director 2 except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.


Following this introduction is a summary of the major features and options of Portfolio Director 2. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.


PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)


  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15


SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                     MORTALITY     ADMINISTRATION     SEPARATE
                                        AND             AND            ACCOUNT
                                    EXPENSE RISK    DISTRIBUTION       EXPENSE      TOTAL SEPARATE
               FUND                    FEE(3)          FEE(3)       REIMBURSEMENT    ACCOUNT FEE
               ----                 ------------   --------------   -------------   --------------
AGSPC Growth Fund                       0.25%           0.35%              --            0.60%
AGSPC International Government
  Bond Fund                             0.25            0.35               --            0.60
AGSPC Money Market Fund                 0.25            0.35               --            0.60
AGSPC Science & Technology Fund         0.25            0.35               --            0.60
AGSPC Social Awareness Fund             0.25            0.35               --            0.60
AGSPC Stock Index Fund                  0.25            0.35               --            0.60
American Century Ultra Fund(4)(8)       0.25            0.60            (0.21%)          0.64
Founders Growth Fund(4)                 0.25            0.60            (0.25)           0.60
Neuberger Berman Guardian Trust
  Fund(4)(8)                            0.25            0.60            (0.25)           0.60
Putnam Global Growth Fund -- Class
  A Shares(4)                           0.25            0.60            (0.25)           0.60
Putnam New Opportunities Fund --
  Class A Shares(4)                     0.25            0.60            (0.25)           0.60
Putnam OTC & Emerging Growth
  Fund -- Class A Shares(4)             0.25            0.60            (0.25)           0.60
Scudder Growth and Income Fund(4)       0.25            0.60            (0.25)           0.60
Templeton Foreign Fund -- Class
  A(4)                                  0.25            0.60            (0.25)           0.60
Vanguard Long-Term
  Corporate Fund(5)(8)                  0.25            0.60            (0.25)           0.60
Vanguard Long-Term Treasury
  Fund(5)(8)                            0.25            0.60            (0.25)           0.60
Vanguard Wellington Fund(8)             0.25            0.60               --            0.85
Vanguard Windsor II Fund(8)             0.25            0.60               --            0.85


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                           MANAGEMENT   12B-1      OTHER      TOTAL FUND
                  FUND                        FEES      FEES    EXPENSES(6)    EXPENSES
                  ----                     ----------   -----   -----------   ----------
AGSPC Growth Fund                             0.80%       --       0.04%         0.84%
AGSPC International Government Bond Fund      0.50        --       0.05          0.55
AGSPC Money Market Fund                       0.50        --       0.04          0.54
AGSPC Science & Technology Fund               0.90        --       0.05          0.95
AGSPC Social Awareness Fund                   0.50        --       0.04          0.54
AGSPC Stock Index Fund                        0.27        --       0.04          0.31
American Century Ultra Fund                   1.00        --         --          1.00
Founders Growth Fund                          0.67      0.25%(4)    0.16         1.08
Neuberger Berman Guardian Trust Fund(7)       0.84        --       0.03          0.87
Putnam Global Growth Fund -- Class A
  Shares                                      0.64      0.25(4)    0.29          1.18
Putnam New Opportunities Fund -- Class A
  Shares                                      0.49      0.25(4)    0.24          0.98
Putnam OTC & Emerging Growth Fund --
  Class A Shares                              0.54      0.25(4)    0.21          1.00
Scudder Growth and Income Fund                0.44        --       0.30          0.74
Templeton Foreign Fund -- Class A             0.61      0.25(4)    0.26          1.12
Vanguard Long-Term Corporate Fund             0.03        --       0.27          0.30
Vanguard Long-Term Treasury Fund              0.01        --       0.26          0.27
Vanguard Wellington Fund                      0.28        --       0.03          0.31
Vanguard Windsor II Fund                      0.38        --       0.03          0.41



------------



(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.



(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.



(3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted

--------------------------------------------------------------------------------


    during the Payout Period is computed at an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Option selected.



(4) For these Funds the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by an amount equal to payments from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



    The following Funds and/or their affiliates pay administrative, shareholder service or distribution fees to the Company: American Century (0.21%), Founders (0.25%), Neuberger Berman (0.25%), Putnam (0.25%), Scudder (0.25%) and Templeton (0.25%). With respect to American Century Ultra Fund, the Fund pays fees to the Company of 0.20% on assets in excess of $0 but less than $75 million, and 0.25% on assets equal to or in excess of $75 million.



(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company, directly to the Division, which may be terminated by the Company at any time without notice.



(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



(7) Neuberger Berman Guardian Trust ("Trust") has identical investment objectives and policies and invests in the same portfolio as Neuberger Berman Guardian Fund ("Fund"). Both the Fund and the Trust are managed by Neuberger Berman Management Inc. ("NB"). NB voluntarily bears certain expenses of the Trust so that the Trust's expense ratio per annum will not exceed the expense ratio per annum of the Fund by more than 0.10% of the Trust's average daily net assets. This arrangement can be terminated on sixty days' notice. For this Fund, MANAGEMENT FEES include administration expenses. For the Trust's 1998 fiscal year, NB did not bear any expenses.



(8) The American Century Ultra Fund was formerly known as the American
    Century -- Twentieth Century Ultra Fund. The Neuberger Berman Guardian Trust was formerly known as the Neuberger&Berman Guardian Trust. The Templeton Foreign Fund -- Class A was formerly known as the Templeton Foreign
    Fund -- Class 1. VALIC Separate Account A purchases Shares of the Templeton Foreign Fund -- Class A at net asset value and without sales charges generally applicable to Class A shares. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities
    Fund -- Long-Term Corporate Portfolio and the Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities
    Fund -- Long-Term Treasury Portfolio. The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund and the Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.

EXAMPLE #1 -- If you do not surrender Portfolio Director 2 at the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Growth Division 15                          $15       $47      $ 81       $178
AGSPC International Government Bond Division 13    12        38        66        146
AGSPC Money Market Division 6                      12        38        65        145
AGSPC Science & Technology Division 17             16        50        87        190
AGSPC Social Awareness Division 12                 12        38        65        145
AGSPC Stock Index Division 10                      10        31        53        118
American Century Ultra Division 31                 17        53        92        200
Founders Growth Division 30                        18        54        94        204
Neuberger Berman Guardian Trust
  Division 29                                      15        48        83        182
Putnam Global Growth -- Class A Shares Division
  28                                               19        58        99        215
Putnam New Opportunities -- Class A Shares
  Division 26                                      17        51        89        194
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                      17        52        90        196
Scudder Growth and Income Division 21              14        44        76        167
Templeton Foreign -- Class A Division 32           18        56        96        209
Vanguard Long-Term Corporate Division 22           10        31        53        118
Vanguard Long-Term Treasury Division 23             9        29        51        113
Vanguard Wellington Division 25                    12        38        66        147
Vanguard Windsor II Division 24                    13        41        72        158



EXAMPLE #2 -- If you surrender Portfolio Director 2 at the end of the period shown:

--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director 2 Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Growth Division 15                              $62      $ 97      $131       $178
AGSPC International Government Bond Division 13        59        88       116        146
AGSPC Money Market Division 6                          59        88       115        145
AGSPC Science & Technology Division 17                 63       100       137        190
AGSPC Social Awareness Division 12                     59        88       115        145
AGSPC Stock Index Division 10                          57        81       103        118
American Century Ultra Division 31                     64       103       142        200
Founders Growth Division 30                            64       104       144        204
Neuberger Berman Guardian Trust
  Division 29                                          62        98       133        182
Putnam Global Growth -- Class A Shares Division 28     65       107       149        215
Putnam New Opportunities -- Class A Shares Division
  26                                                   63       101       139        194
Putnam OTC & Emerging Growth -- Class A Shares
  Division 27                                          63       102       140        196
Scudder Growth and Income Division 21                  61        94       126        167
Templeton Foreign -- Class A Division 32               64       105       146        209
Vanguard Long-Term Corporate Division 22               57        81       103        118
Vanguard Long-Term Treasury Division 23                56        79       101        113
Vanguard Wellington Division 25                        59        88       116        147
Vanguard Windsor II Division 24                        60        91       122        158


------------


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.


This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY



--------------------------------------------------------------------------------

Portfolio Director 2 is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director 2's major features is presented below. For a more detailed discussion of Portfolio Director 2, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director 2 offers you a choice from among 18 Variable Account Options and two Fixed Account Options. There may be certain limits on how many investment options you may invest in at any one time.


--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
-------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                                     --
OPTIONS             Account Plus             interest income
                    -----------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                                          --
                    Fixed Account            interest income
-------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------------


INDEX               AGSPC Stock              Growth through investments tracking                         VALIC
EQUITY              Index                    the S&P 500(R) Index
FUND                Fund
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments                                  VALIC
MANAGED             Fund                     in service sector companies
                    -----------------------------------------------------------------------------------------------------------
EQUITY              American Century         Capital growth through                                      American Century
FUNDS               Ultra Fund               investments in common                                       Investment Management,
                                             stock                                                       Inc.
                    -----------------------------------------------------------------------------------------------------------
                    Founders                 Long-term growth of capital through                         Founders Asset
                    Growth                   investment in common stocks of well                         Management
                    Fund                     established, high-quality growth companies
                    -----------------------------------------------------------------------------------------------------------
                    Neuberger Berman         Capital appreciation, and secondarily                       Neuberger Berman
                    Guardian Trust           current income by investing primarily                       Management Inc.
                                             in common stocks of large-capitalization
                                             companies
                    -----------------------------------------------------------------------------------------------------------
                    Putnam Global            Capital appreciation through a globally diversified         Putnam Investment
                    Growth Fund -- Class A   portfolio of common stocks                                  Management Inc.
                    Shares
                    -----------------------------------------------------------------------------------------------------------
                    Putnam New Opportunities Long-term capital appreciation through investment in common Putnam Investment
                    Fund -- Class A Shares   stock                                                       Management Inc.
                    -----------------------------------------------------------------------------------------------------------
                    Putnam OTC &             Capital appreciation through                                Putnam Investment
                    Emerging Growth          investments in common stocks of                             Management Inc.
                    Fund -- Class A Shares   small-to-medium companies
                    -----------------------------------------------------------------------------------------------------------
                    Scudder Growth           Long-term growth of capital, current                        Scudder Kemper
                    and Income Fund          income and growth of income                                 Investments, Inc.
                    -----------------------------------------------------------------------------------------------------------
                    Templeton                Long-term capital growth; invests primarily                 Templeton Global
                    Foreign Fund -- Class A  in securities of companies outside the U.S.,                Advisors Limited
                                             including emerging markets
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard                 Growth and income through                                   Vanguard
                    Windsor II Fund          investment in common stock
-------------------------------------------------------------------------------------------------------------------------------
BALANCED            Vanguard                 Income and growth through 30 to 40%                         Vanguard
FUND                Wellington               investment in high quality corporate bonds
                    Fund                     and 60 to 70% investment in common stocks
-------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC International      Income and possible growth through                          VALIC
FUNDS               Government               investments in high quality foreign
                    Bond Fund                government debt securities
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term       Income through investment in long-term high quality         Vanguard
                    Corporate Fund           corporate bonds
                    -----------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term       Income through investment in long-term U.S. Treasury bonds  Vanguard
                    Treasury
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks                        VALIC
FUNDS               Technology               of companies which benefit from
                    Fund                     development of science and technology
                    -----------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in                               VALIC
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
-------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in                               VALIC
MARKET              Market                   short-term money market
FUND                Fund                     securities
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------
FIXED                --
OPTIONS
                    ------------------------------------------------------------
                     --
-----------------------------------------------------------------------------------------------------------------------
                     SUBADVISER
-------------------------------------------------------------------------------------------------------------------------------
INDEX                Bankers Trust
EQUITY               Company(1)
FUND
-------------------------------------------------------------------------------------------------------------------------------
ACTIVELY             T. Rowe Price
MANAGED              Associates, Inc.
                    -----------------------------------------------------------------------------------------------------------
EQUITY               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     Neuberger
                     Berman, LLC
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
BALANCED             N/A
FUND
-------------------------------------------------------------------------------------------------------------------------------
INCOME               N/A
FUNDS
                    -----------------------------------------------------------------------------------------------------------
                     N/A
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY            T. Rowe Price
FUNDS                Associates, Inc.
                    -----------------------------------------------------------------------------------------------------------
                     N/A
-------------------------------------------------------------------------------------------------------------------------------
MONEY                N/A
MARKET
FUND
-------------------------------------------------------------------------------------------------------------------------------


(1) Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser, Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------


A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.


INTEREST GUARANTEED DEATH
BENEFIT
Portfolio Director 2 offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director 2 offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director 2's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.


SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.60% to 0.85% during the purchase period and 1.00% to 1.25% during the payout period on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT
EXPENSE REIMBURSEMENT

The Company will reimburse to certain Divisions any fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director 2 can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

                      (This page intentionally left blank)

Selected Purchase Unit Data
--------------------------------------------------------------------------------

                                                     AGSPC
                                                 INTERNATIONAL     AGSPC         AGSPC         AGSPC
                                      AGSPC       GOVERNMENT       MONEY       SCIENCE &      SOCIAL          AGSPC
                                     GROWTH          BOND          MARKET     TECHNOLOGY     AWARENESS     STOCK INDEX
                                   DIVISION 15    DIVISION 13    DIVISION 6   DIVISION 17   DIVISION 12   DIVISION 10(1)
                                   -----------   -------------   ----------   -----------   -----------   --------------
December 31, 1998
  Purchase Units in Force               3,570          1,531           475         6,377         1,451         30,811
  Purchase Unit Value               $2.471473      $1.777571     $1.833793     $3.272354     $3.897214      $4.991135
January 2, 1998
  Purchase Unit Value(2)            $2.104727      $1.527262     $1.754106     $2.316348     $3.080009      $3.910065

                                                                NEUBERGER
                                    AMERICAN                     BERMAN
                                     CENTURY      FOUNDERS      GUARDIAN
                                      ULTRA        GROWTH         TRUST
                                   DIVISION 31   DIVISION 30   DIVISION 29
                                   -----------   -----------   -----------
December 31, 1998
  Purchase Units in Force              23,002        12,861           253
  Purchase Unit Value               $1.798208     $1.676366     $1.418252
January 2, 1998
  Purchase Unit Value(2)            $1.345142     $1.349043     $1.393834


------------


(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.



(2) Purchase Unit Value At Date of Inception.

--------------------------------------------------------------------------------





                                   PUTNAM
  PUTNAM                            OTC &        SCUDDER
  GLOBAL         PUTNAM NEW       EMERGING       GROWTH       TEMPLETON     VANGUARD      VANGUARD
 GROWTH --    OPPORTUNITIES --    GROWTH --        AND       FOREIGN --     LONG-TERM     LONG-TERM     VANGUARD      VANGUARD
  CLASS A         CLASS A          CLASS A       INCOME        CLASS A      CORPORATE     TREASURY     WELLINGTON    WINDSOR II
DIVISION 28     DIVISION 26      DIVISION 27   DIVISION 21   DIVISION 32   DIVISION 22   DIVISION 23   DIVISION 25   DIVISION 24
-----------   ----------------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     5,760          10,797            3,073         3,163         2,604           883         7,820         9,214        29,953
 $1.591007       $1.459115        $1.127653     $1.582856     $1.123840     $1.360696     $1.384079     $1.585688     $1.770257
 $1.243031       $1.180356        $1.022171     $1.501484     $1.188439     $1.254327     $1.232803     $1.427280     $1.534466


------------


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR 2
Portfolio Director 2 was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director 2 can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director 2 will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director 2 called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director 2.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director 2. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A
When you direct money to Portfolio Director 2's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director 2. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Eighteen Divisions are available and represent the Variable Account Options in Portfolio Director 2. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director 2. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director 2. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director 2, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director 2, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director 2 be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director 2. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS
Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.


DISTRIBUTION OF THE CONTRACTS



A.G. Distributors, Inc. ("A.G. Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

All inquiries regarding

PORTFOLIO DIRECTOR 2
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information


A.G. Distributors --


our address is


2929 Allen Parkway,


Houston, Texas 77019.



For more information


about  A.G. DISTRIBUTORS


see the Statement of


Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director 2 enables you to participate in Divisions that represent eighteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all eighteen Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.



Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These mutual funds serve as the investment vehicles for Portfolio Director 2 and include:


- American General Series Portfolio

  Company (AGSPC) -- offers 6 funds, for which VALIC serves as investment adviser, for 2 of such funds, T. Rowe Price & Associates, Inc. serves as investment sub-adviser and for 1 of such funds, Bankers Trust Company serves as investment sub-adviser.



- American Century Mutual Funds, Inc. -- offers 1 fund for which American Century Investment Management, Inc. serves as investment adviser.


- Founders Funds, Inc. -- offers 1 fund for which Founders Asset Management LLC serves as investment adviser.


- Neuberger Berman Management Inc. -- offers 1 fund for which Neuberger Berman Management Inc. serves as investment manager and Neuberger Berman LLC, serves as sub-adviser.


- Putnam Investments -- offers 3 funds for which Putnam Investment Management Inc., serves as investment adviser.

- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- Templeton Funds Inc. -- offers 1 fund for which Templeton Global Advisors Limited serves as investment adviser.

- The Vanguard Group Inc. -- offers 4 funds for which Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc., Vanguard Core Management Group, Wellington Management Company, LLP and Vanguard Fixed Income Group serve as investment advisers.


Twelve of the Mutual Funds are also available to the general public.



Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) is registered as a diversified open-end, management investment company and is regulated under the Act. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.


SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for a 1, 3, 5 and 10 year period, if available. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown reflect in the graphs Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for the other Funds (Divisions 21-32) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.



The Standard Average Annual Total Return figures show the average percentage change in the value of an investment in a Division from the beginning to the end of the historical periods shown below. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown.


For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director 2.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC

GROWTH FUND*

(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
      April 29,1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,045
        12/31/95             14,755
        12/31/96             17,503
        12/31/97             21,047
        12/31/98             24,715


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC
INTERNATIONAL GOVERNMENT

BOND FUND**

(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,914
        12/31/92             11,182
        12/31/93             12,692
        12/31/94             13,178
        12/31/95             15,559
        12/31/96             16,145
        12/31/97             15,273
        12/31/98             17,776


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Growth Fund Division 15 for the 1 and 3 year period and since inception was 12.36%, 17.48% and 20.75%, respectively. The Division commenced operations on April 29, 1994.



** The Standard Average Annual Total Return for the AGSPC International
   Government Bond Fund Division 13 for the 1, 3 and 5 year period and since inception was 11.32%, 2.92%, 6.11% and 8.17%, respectively. The Division commenced operations on October 1, 1991.

AGSPC

MONEY MARKET FUND*

(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,834
        12/31/90             11,620
        12/31/91             12,189
        12/31/92             12,509
        12/31/93             12,768
        12/31/94             13,173
        12/31/95             13,821
        12/31/96             14,427
        12/31/97             15,082
        12/31/98             15,767


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC

SCIENCE & TECHNOLOGY FUND**

(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,506
        12/31/95             20,083
        12/31/96             22,716
        12/31/97             23,163
        12/31/98             32,724


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.22)%, 2.86%, 3.37% and 4.57%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Science & Technology
   Fund Division 17 for the 1 and 3 year period and since inception was 36.19%, 16.37% and 28.38%, respectively. The Division commenced operations on April 29, 1994.

AGSPC

SOCIAL AWARENESS FUND*

(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,110
        12/31/90              9,927
        12/31/91             12,615
        12/31/92             12,957
        12/31/93             13,897
        12/31/94             13,615
        12/31/95             18,796
        12/31/96             23,158
        12/31/97             30,800
        12/31/98             38,972


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC

STOCK INDEX FUND**

(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)***.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,834
        12/31/90             12,265
        12/31/91             15,720
        12/31/92             16,662
        12/31/93             18,196
        12/31/94             18,214
        12/31/95             24,847
        12/31/96             30,307
        12/31/97             40,079
        12/31/98             51,161


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]
                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Social Awareness Fund Division 12 for the 1, 3 and 5 year period and since inception period was 21.46%, 26.39%, 22.37% and 15.75%, respectively. The Division commenced operations on October 2, 1989.



 ** The Standard Average Annual Total Return for the AGSPC Stock Index Fund
    Division 10 for the 1, 3, 5 and 10 year period was 22.58%, 26.09%, 22.43% and 17.65%, respectively. The Division commenced operations on April 20, 1987.



*** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

AMERICAN CENTURY
ULTRA FUND*

Investor Class Shares
(Division 31)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital growth. The Fund invests primarily in common stocks that are considered to have better-than-average prospects for appreciation.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             13,597
        12/31/90             14,772
        12/31/91             27,335
        12/31/92             27,500
        12/31/93             33,271
        12/31/94             31,861
        12/31/95             43,557
        12/31/96             49,158
        12/31/97             60,068
        12/31/98             80,300


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


FOUNDERS GROWTH FUND**

(Division 30)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital. Fund invests primarily in common stocks of well established, high-quality growth companies.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             14,083
        12/31/90             12,519
        12/31/91             18,333
        12/31/92             18,997
        12/31/93             23,701
        12/31/94             22,776
        12/31/95             32,947
        12/31/96             38,149
        12/31/97             47,957
        12/31/98             59,593


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The American Century Ultra Fund was formerly known as the American Century-Twentieth Century Ultra Fund. The Standard Average Annual Total Return for the American Century Ultra Division 31 for the 1 year and since inception was 28.61% and 22.15%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Founders Growth Fund
   Division 30 for the 1 year period and since inception was 19.19% and 19.43%, respectively. The Division commenced operations on July 1, 1996.

NEUBERGER BERMAN

GUARDIAN TRUST*
(Division 29)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation and, secondarily, current income. The Trust invests primarily in common stocks of long-established, high quality companies.


Annual Value of a $10,000
 Stipulated Payment made
     August 3, 1993         $ Value
-------------------------   -------
        08/03/93            $10,000
        12/31/93             10,708
        12/31/94             10,807
        12/31/95             14,175
        12/31/96             16,581
        12/31/97             19,415
        12/31/98             19,756


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                     STIPULATED PAYMENT MADE AUGUST 3, 1993

                                    [CHART]
                            PERIOD ENDED DECEMBER 31

PUTNAM GLOBAL GROWTH

FUND**

Class A Shares (Division 28)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,378
        12/31/90             11,175
        12/31/91             13,103
        12/31/92             13,057
        12/31/93             17,107
        12/31/94             16,863
        12/31/95             19,243
        12/31/96             22,283
        12/31/97             25,098
        12/31/98             32,124


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31




 * The Neuberger Berman Guardian Trust was formerly known as Neuberger&Berman Guardian Trust. The Standard Average Annual Total Return for the Neuberger Berman Guardian Trust Division 29 for the 1 year period and since inception was (2.88)% and 10.57%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam Global Growth
   Fund -- Class A Division 28 for the 1 year period and since inception was 22.92% and 16.82%, respectively. The Division commenced operations on July 1, 1996.

PUTNAM NEW OPPORTUNITIES

FUND*

Class A Shares
(Division 26)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   -------
        08/31/90            $10,000
        12/31/90             11,054
        12/31/91             18,397
        12/31/92             22,964
        12/31/93             30,281
        12/31/94             31,100
        12/31/95             45,203
        12/31/96             49,779
        12/31/97             60,609
        12/31/98             74,923


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

PUTNAM OTC & EMERGING

GROWTH FUND**

Class A Shares
(Division 27)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks capital appreciation. The Fund invests primarily in common stocks traded in the over-the-counter ("OTC") market and common stocks, of "emerging growth" companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above average capital growth potential. The Fund may trade securities for short-term profits.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,816
        12/31/90             11,491
        12/31/91             16,080
        12/31/92             18,010
        12/31/93             23,634
        12/31/94             24,022
        12/31/95             37,216
        12/31/96             38,682
        12/31/97             42,360
        12/31/98             46,732


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]
                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Putnam New
   Opportunities -- Class A Fund Division 26 for the 1 year period and since inception was 18.55% and 13.64%, respectively. The Division commenced operations on July 1, 1996.



** The Standard Average Annual Total Return for the Putnam OTC & Emerging Growth
   Fund -- Class A Division 27 for the 1 year period and since inception was 5.30% and 1.31%, respectively. The Division commenced operations on July 1, 1996.

SCUDDER GROWTH AND

INCOME FUND*

(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,524
        12/31/90             12,131
        12/31/91             15,411
        12/31/92             16,739
        12/31/93             19,182
        12/31/94             19,515
        12/31/95             25,371
        12/31/96             30,715
        12/31/97             39,697
        12/31/98             41,849


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]
                            PERIOD ENDED DECEMBER 31


TEMPLETON FOREIGN FUND**


Class A Shares

(Division 32)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth. The Fund tries to achieve its investment goal by a flexible policy of investing primarily the equity securities of companies outside the United States, including emerging markets.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,971
        12/31/90             12,508
        12/31/91             14,703
        12/31/92             14,630
        12/31/93             19,889
        12/31/94             19,842
        12/31/95             21,924
        12/31/96             25,690
        12/31/97             27,226
        12/31/98             25,746


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Scudder Growth and Income Fund Division 21 for the 1 year period and since inception was 0.62% and 16.64%, respectively. The Division commenced operations on July 1, 1996.



** The Templeton Foreign Fund Class A Shares was formerly known as the Templeton
   Foreign Fund Class 1 Shares. The Standard Average Annual Total Return for the Templeton Foreign Fund -- Class A Division 32 for the 1 year period and since inception was (9.74)% and 1.19%, respectively. The Division commenced operations on July 1, 1996. On January 1, 1993, the Templeton Foreign
   Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

VANGUARD LONG-TERM


CORPORATE FUND*

Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,418
        12/31/90             12,024
        12/31/91             14,411
        12/31/92             15,685
        12/31/93             17,803
        12/31/94             16,722
        12/31/95             20,950
        12/31/96             20,882
        12/31/97             23,543
        12/31/98             25,539


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

VANGUARD LONG-TERM


TREASURY FUND**

Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,691
        12/31/90             12,263
        12/31/91             14,275
        12/31/92             15,201
        12/31/93             17,600
        12/31/94             16,227
        12/31/95             20,926
        12/31/96             20,364
        12/31/97             22,984
        12/31/98             25,805


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Fund. The Standard Average Annual Total Return for the Vanguard Long-Term Corporate Fund Division 22 for the 1 year period and since inception was 3.54% and 8.69%, respectively. The Division commenced operations on July 1, 1996.


** The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed
   Income Securities Fund -- Long-Term U.S. Treasury Fund. The Standard Average Annual Total Return for the Vanguard Long-Term Treasury Fund Division 23 for the 1 year period and since inception was 7.21% and 10.34%, respectively. The Division commenced operations on July 1, 1996.

VANGUARD WELLINGTON FUND*

Institutional Class Shares
(Division 25)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks conservation of principal, a reasonable income return, and profits without undue risk.

This Fund seeks relative capital stability, a reasonable level of income, and the potential for capital appreciation. By balancing its investments among common stocks and bonds, the Fund is expected to provide lower investment risk and share price volatility (and a lower return in the long run) than a mutual fund which invests exclusively in common stocks.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,054
        12/31/90             11,619
        12/31/91             14,241
        12/31/92             15,238
        12/31/93             17,149
        12/31/94             16,923
        12/31/95             22,294
        12/31/96             25,664
        12/31/97             31,335
        12/31/98             34,812


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]
                            PERIOD ENDED DECEMBER 31


VANGUARD WINDSOR II FUND **

Institutional Class Shares
(Division 24)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and income by investing primarily in common stocks. The Fund's secondary objective is to provide current income.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,670
        12/31/90             11,312
        12/31/91             14,430
        12/31/92             16,020
        12/31/93             18,043
        12/31/94             17,684
        12/31/95             24,331
        12/31/96             29,927
        12/31/97             39,252
        12/31/98             45,284


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]

                            PERIOD ENDED DECEMBER 31


 * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund. The Standard Average Annual Total Return for the Vanguard Wellington Fund Division 25 for the 1 year period and since inception was 6.04% and 15.84%, respectively. The Division commenced operations on July 1, 1996.



** The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II
   Fund. The Standard Average Annual Total Return for Vanguard Windsor II Fund Division 24 for the 1 year period and since inception was 10.30% and 22.06%, respectively. The Division commenced operations on July 1, 1996.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director 2 account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director 2 was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
-----------------------  -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-


Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.


Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or


- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided unless you otherwise so specify.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.


PURCHASE UNIT -- a


measuring unit used to


calculate your Account Value


during the Purchase Period.


The value of a Purchase Unit


will vary with the investment


experience of the Separate


Account Division you have


selected.


For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------


We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 20 investment options offered in Portfolio Director 2. This includes 2 Fixed Account Options and 18 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 20 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in Summary appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges"
section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director 2 account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.



If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director 2 without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director 2's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------  ----------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director 2's investment options subject to the following limitations:

                           % OF ACCOUNT
                ----------------------------------     OTHER
ACCOUNT OPTION      VALUE           FREQUENCY       RESTRICTIONS
--------------  -------------  -------------------  ------------
Variable:        Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable
 Payout:         Up to 100%    Once every 365 days      None
                 of money in
                  variable
                option payout
Fixed:          Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:


- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise


- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
 Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director 2, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE


When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.


It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director 2 is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE


Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.


If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.60% to 0.85% during the Purchase Period and 1.00% to 1.25% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director 2, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing, (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee and on the administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration fee for Portfolio Director 2 may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

  We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

  We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

  We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

  SEPARATE ACCOUNT EXPENSE
  REIMBURSEMENT

  Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are a voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.



In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the

Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:


  - From your existing Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).



Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.


PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.


Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and


  - The payments will be guaranteed for a 10 year period,


  - The payments will be based on the allocation used for your Purchase
    Payments,


  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and


  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.


Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.


For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.


We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.


We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.


Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.



Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.



PARTIAL SURRENDERS


You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.


The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director 2. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once

--------------------------------------------------------------------------------

revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director 2 Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director 2. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director 2. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director 2 to contract forms other than Portfolio Director Plus are not permitted.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director 2. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director 2. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director 2.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director 2 will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director 2, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director 2 will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director 2.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director 2 for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN
PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director 2 will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2


Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director to Portfolio Director 2. Additionally, you may also make exchanges among the series of Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.


Both Portfolio Director and Portfolio Director 2 are available to qualified contracts and certain non-qualified contracts. Portfolio Director 2 is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director 2.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director 2. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director 2 is provided in the Statement of Additional Information. Portfolio Director and Portfolio Director 2 contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

FEATURES OF PORTFOLIO DIRECTOR 2

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director 2.

  - Portfolio Director 2 has more investment options to select from.

  - Portfolio Director 2 has 12 publicly available mutual funds as investment options.

  - The Portfolio Director 2 surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director 2 has an Interest Guaranteed Death Benefit.

  - Portfolio Director 2's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Different series of Portfolio Director 2 may charge fees higher or lower than other series of Portfolio Director 2.

  - Portfolio Director 2's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts, Independence Plus Contracts and Portfolio Director for the equivalent units of interest in Portfolio Director 2.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director 2 any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director 2 from SA-1, Independence Plus or Portfolio Director Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director 2. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for

--------------------------------------------------------------------------------

their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract, Independence Plus Contract or Portfolio
    Director.

  - Leave current assets in the SA-1 Contract, Independence Plus or Portfolio Director and direct future Purchase Payments to Portfolio Director 2; or

  - Transfer all current assets and future Purchase Payments to Portfolio Director 2.

If the participant chooses to remain in either the SA-1 Contract, Independence Plus Contract or Portfolio Director, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract, Independence Plus Contract or Portfolio Director, respectively. If the participant chooses to leave current assets in the SA-1 Contract, the Independence Plus Contract or Portfolio Director and direct future Purchase Payments to Portfolio Director 2, the current assets will be controlled by the provisions of the SA-1 Contract, the Independence Plus Contract or Portfolio Director, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director 2, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director 2 subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director 2.


Once a participant transfers assets and future Purchase Payments to Portfolio Director 2 the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. See "Exchange Offer for Portfolio Director and Portfolio Director 2" in this prospectus. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director 2, the participant will be allowed at a later date to transfer the current assets to Portfolio Director 2. For a complete analysis of the differences between the SA-1 contract, the Independence Plus Contract or Portfolio Director and Portfolio Director 2, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director 2 will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director 2 may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.


Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.


Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or


  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.


If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director 2.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.


CONTRACT OWNER -- either


your employer or organization


in the case of a group


contract or the Annuitant in


the case of an individual


contract. If the contract is an


individual non-qualified type,


this is generally the Annuitant


but is not required to be.


Also, a Contingent Contract Owner


may be designated.


FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director 2 are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.


VARIABLE ACCOUNT

OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director 2. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director 2 are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE
OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director 2 was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director 2 in calculating the Division's investment performance for earlier time frames.


TYPES OF INVESTMENT PERFORMANCE
INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE
INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director 2 at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL
RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Portfolio Director 2 will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE


Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:



  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;



  - The difference is divided by the Purchase Unit Value at the start of the period or year.



Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the

DIVISIONS -- subaccounts of

VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director 2. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------

Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT
INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director 2 charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1998 was 4.04%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1998 was 4.12%.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the six tables below.


The information presented does not reflect the advantage under Portfolio Director 2 of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.60% to 0.85% during the Purchase Period on the daily average net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

                                                                         TABLE I


                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)*



                                                         INCEPTION      SINCE
                   FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                   -----------------                     ---------    ---------    --------    -------     -------      ------
AGSPC Growth Fund (Division 15)........................  04/29/94         20.75%         --          --       17.48%      12.36%
AGSPC International Government Bond Fund (Division
  13)..................................................  10/01/91          8.17          --        6.11%       2.92       11.32
AGSPC Money Market Fund (Division 6)...................  01/16/86            --        4.57%       3.37        2.86      (0.22)
AGSPC Science & Technology Fund (Division 17)..........  04/29/94         28.38          --          --       16.37       36.19
AGSPC Social Awareness Fund (Division 12)..............  10/02/89         15.75          --       22.37       26.39       21.46
AGSPC Stock Index Fund (Division 10)...................  04/20/87            --       17.65       22.43       26.09       22.58
American Century Ultra (Division 31)...................  07/01/96         22.15          --          --          --       28.61
Founders Growth (Division 30)..........................  07/01/96         19.43          --          --          --       19.19
Neuberger Berman Guardian Trust (Division 29)..........  07/01/96         10.57          --          --          --      (2.88)
Putnam Global Growth -- Class A (Division 28)..........  07/01/96         16.82          --          --          --       22.92
Putnam New Opportunities -- Class A (Division 26)......  07/01/96         13.64          --          --          --       18.55
Putnam OTC & Emerging Growth -- Class A (Division
  27)..................................................  07/01/96          1.31          --          --          --        5.30
Scudder Growth and Income (Division 21)(1).............  07/01/96         16.64          --          --          --        0.62
Templeton Foreign -- Class A (Division 32).............  07/01/96          1.19          --          --          --      (9.74)
Vanguard Long-Term Corporate (Division 22)**...........  07/01/96          8.69          --          --          --        3.54
Vanguard Long-Term Treasury (Division 23)**............  07/01/96         10.34          --          --          --        7.21
Vanguard Wellington (Division 25)......................  07/01/96         15.84          --          --          --        6.04
Vanguard Windsor II (Division 24)......................  07/01/96         22.06          --          --          --       10.30


---------------


 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



                                                                        TABLE II


                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)*



                                                         INCEPTION      SINCE
                   FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                   -----------------                     ---------    ---------    --------    -------     -------      ------
American Century Ultra (Division 31)...................  11/02/81            --       23.10%      18.68%      21.41%      28.61%
Founders Growth (Division 30)..........................  01/05/62            --       19.47       19.68       20.62       19.19
Neuberger Berman Guardian Trust (Division 29)..........  08/03/93         13.32%         --       12.32       10.27      (2.88)
Putnam Global Growth -- Class A (Division 28)..........  09/01/67            --       12.29       12.73       17.35       22.92
Putnam New Opportunities -- Class A (Division 26)......  08/31/90         27.28          --       19.28       17.06       18.55
Putnam OTC & Emerging Growth -- Class A (Division
  27)..................................................  11/01/82            --       16.60       13.93        6.36        5.30
Scudder Growth and Income (Division 21)................  11/13/84            --       15.31       16.25       16.86        0.62
Templeton Foreign -- Class A (Division 32)(1)..........  10/05/82            --        9.84        4.39        3.91      (9.74)
Vanguard Long-Term Corporate (Division 22)**...........  07/09/73            --        9.74        6.64        5.27        3.54
Vanguard Long-Term Treasury (Division 23)**............   5/19/86            --        9.86        7.12        5.69        7.21
Vanguard Wellington (Division 25)......................  07/01/29            --       13.20       14.55       14.68        6.04
Vanguard Windsor II (Division 24)......................  06/24/85            --       16.22       19.63       21.81       10.30


---------------


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A Shares.

                                                                       TABLE III



                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


      (FROM SEPARATE ACCOUNT DIVISION FUND INCEPTION TO DECEMBER 31, 1998)



                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------
AGSPC Growth Fund (Division 15)............................  04/29/94      21.38%        --         --     18.76%   17.42%
AGSPC International Government Bond Fund
  (Division 13)............................................  10/01/91       8.26         --       6.97%     4.54    16.39
AGSPC Money Market Fund (Division 6).......................  01/16/86         --       4.66%      4.31      4.49     4.54
AGSPC Science & Technology Fund (Division 17)..............  04/29/94      28.90         --         --     17.67    41.27
AGSPC Social Awareness Fund (Division 12)..................  10/02/89      15.84         --      22.90     27.51    26.53
AGSPC Stock Index Fund (Division 10).......................  04/20/87         --      17.73      22.97     27.22    27.65
American Century Ultra (Division 31).......................  07/01/96      23.70         --         --        --    33.68
Founders Growth (Division 30)..............................  07/01/96      21.03         --         --        --    24.26
Neuberger Berman Guardian Trust (Division 29)..............  07/01/96      12.34         --         --        --     1.75
Putnam Global Growth -- Class A (Division 28)..............  07/01/96      18.47         --         --        --    27.99
Putnam New Opportunities -- Class A (Division 26)..........  07/01/96      15.36         --         --        --    23.62
Putnam OTC & Emerging Growth -- Class A (Division 27)......  07/01/96       3.26         --         --        --    10.32
Scudder Growth and Income (Division 21)....................  07/01/96      18.29         --         --        --     5.42
Templeton Foreign -- Class A (Division 32).................  07/01/96       3.14         --         --        --    (5.44)
Vanguard Long-Term Corporate Portfolio (Division 22)**.....  07/01/96      10.51         --         --        --     8.48
Vanguard Long-Term Treasury Portfolio (Division 23)**......  07/01/96      12.12         --         --        --    12.27
Vanguard Wellington (Division 25)..........................  07/01/96      17.51         --         --        --    11.10
Vanguard Windsor II (Division 24)..........................  07/01/96      23.62         --         --        --    15.37


---------------


* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.



** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                        TABLE IV



                          AVERAGE ANNUAL TOTAL RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                             INCEPTION     SINCE
                     FUND AND DIVISION                         DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                       ---------   ---------   --------   -------   -------   ------
American Century -- Ultra (Division 31)....................  11/02/81         --      23.16%     19.27%    22.62%   33.68%
Founders Growth (Division 30)..............................  01/05/62         --      19.54      20.25     21.84    24.26
Neuberger Berman Guardian Trust (Division 29)..............  08/03/93      13.41%        --      13.03     11.70     1.75
Putnam Global Growth -- Class A (Division 28)..............  09/01/67         --      12.38      13.43     18.63    27.99
Putnam New Opportunities -- Class A (Division 26)..........  08/31/90      27.35         --      19.86     18.35    23.62
Putnam OTC & Emerging Growth -- Class A (Division 27)......  11/01/82         --      16.67      14.61      7.88    10.32
Scudder Growth and Income (Division 21)....................  11/13/84         --      15.39      16.89     18.15     5.42
Templeton Foreign -- Class A (Division 32)(1)..............  10/05/82         --       9.92       5.30      5.50    (5.44)
Vanguard Long-Term Corporate Portfolio (Division 22)**.....  07/09/73         --       9.83       7.48      6.83     8.48
Vanguard Long-Term Treasury Portfolio (Division 23)**......  05/19/86         --       9.94       7.95      7.24    12.27
Vanguard Wellington (Division 25)..........................  07/01/29         --      13.29      15.21     16.01    11.10
Vanguard Windsor II (Division 24)..........................  06/24/85         --      16.30      20.21     23.01    15.37


---------------


 * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

                                                                         TABLE V


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION    10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ----------   --------   -------   -------   ------
AGSPC Growth Fund (Division 15).............................  04/29/94      147.15%         --        --     67.50%    17.42%
AGSPC International Government Bond Fund (Division 13)......  10/01/91       77.76          --     40.05%    14.25     16.39
AGSPC Money Market Fund (Division 6)........................  01/16/86          --       57.67%    23.48     14.08      4.54
AGSPC Science & Technology Fund (Division 17)...............  04/29/94      227.24          --        --     62.94     41.27
AGSPC Social Awareness Fund (Division 12)...................  10/02/89      289.72          --    180.44    107.34     26.53
AGSPC Stock Index Fund (Division 10)........................  04/20/87          --      411.61    181.17    105.90     27.65
American Century Ultra (Division 31)........................  07/01/96       70.19          --        --        --     33.68
Founders Growth (Division 30)...............................  07/01/96       61.14          --        --        --     24.26
Neuberger Berman Guardian Trust (Division 29)...............  07/01/96       33.78          --        --        --      1.75
Putnam Global Growth -- Class A (Division 28)...............  07/01/96       52.77          --        --        --     27.99
Putnam New Opportunities -- Class A (Division 26)...........  07/01/96       42.92          --        --        --     23.62
Putnam OTC & Emerging Growth -- Class A (Division 27).......  07/01/96        8.36          --        --        --     10.32
Scudder Growth and Income (Division 21).....................  07/01/96       52.18          --        --        --      5.42
Templeton Foreign -- Class A (Division 32)..................  07/01/96        8.03          --        --        --     (5.44)
Vanguard Long-Term Corporate (Division 22)**................  07/01/96       28.37          --        --        --      8.48
Vanguard Long-Term Treasury (Division 23)**.................  07/01/96       33.11          --        --        --     12.27
Vanguard Wellington (Division 25)...........................  07/01/96       49.69          --        --        --     11.10
Vanguard Windsor II (Division 24)...........................  07/01/96       69.90          --        --        --     15.37


---------------


* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director 2 from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director 2.



** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                        TABLE VI


                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                              INCEPTION     SINCE
                     FUND AND DIVISION                          DATE      INCEPTION    10 YEARS   5 YEARS   3 YEARS   1 YEAR
                     -----------------                        ---------   ----------   --------   -------   -------   ------
American Century Ultra (Division 31)........................  11/02/81          --      703.00%   141.35%    84.36%    33.68%
Founders Growth (Division 30)...............................  01/05/62          --      495.93    151.44     80.88     24.26
Neuberger Berman Guardian Trust (Division 29)...............  08/03/93       97.56%         --     84.49     39.37      1.75
Putnam Global Growth -- Class A (Division 28)...............  09/01/67          --      221.24     87.78     66.94     27.99
Putnam New Opportunities -- Class A (Division 26)...........  08/31/90      649.23          --    147.43     65.75     23.62
Putnam OTC & Emerging Growth -- Class A (Division 27).......  11/07/82          --      367.32     97.74     25.57     10.32
Scudder Growth and Income (Division 21).....................  11/13/84          --      318.49    118.17     64.95      5.42
Templeton Foreign -- Class A (Division 32)(1)...............  10/05/82          --      157.46     29.45     17.43     (5.44)
Vanguard Long-Term Corporate (Division 22)**................  07/09/73          --      155.39     43.45     21.91      8.48
Vanguard Long-Term Treasury (Division 23)**.................  05/19/86          --      158.05     46.62     23.31     12.27
Vanguard Wellington (Division 25)...........................  07/01/29          --      248.12    103.00     56.15     11.10
Vanguard Windsor II (Division 24)...........................  06/24/85          --      352.84    150.98     86.11     15.37


---------------


* The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



** The performance figures in the Table do not take into account the Separate Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) On January 1, 1993, the Templeton Foreign Fund -- Class A implemented a Rule 12b-1 plan, which affects subsequent performance. VALIC Separate Account A purchases shares of this fund at net asset value and without sales charges generally applicable to Class A shares.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director 2 may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;


  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;



  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;


  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director 2 in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director 2 was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director 2 may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.


VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.


In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director 2 provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director 2 is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;

  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) SEPs.


  - Section 408(p) SIMPLE retirement
     accounts.


The foregoing Contracts are "Qualified Contracts." Certain series of Portfolio Director 2 may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.


In addition, Portfolio Director 2 is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts.


TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director 2 can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.


Distributions are taxed differently depending on the program through which Portfolio Director 2 is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise tax or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

--------------------------------------------------------------------------------

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. Although VALIC can provide no assurance that the IRS will not challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail if such a challenge were made.



It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for Federal income tax purposes.



Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director 2 Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH
                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.60% - 0.85% during the purchase period and 1% - 1.25% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

--------------------------------------------------------------------------------

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


YEAR 2000 RISKS



Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.



  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.



  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.



  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.



VALIC expects to substantially complete all contingency planning activities by April 30, 1999.



RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.



Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                      (This page intentionally left blank)

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

                      (This page intentionally left blank)

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director
2).

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  G.A. #
   Address:                                               Policy #
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

                      (This page intentionally left blank)

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    8
Types of Variable Annuity Contracts.................    9
Federal Tax Matters.................................    9
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   11
    Special Tax Consequences -- Early
      Distribution..................................   12
    Special Tax Consequences -- Required
      Distributions.................................   13
    Tax Free Rollovers, Transfers and Exchanges.....   14
Exchange Privilege..................................   14
    Exchanges From Portfolio Director...............   15
    Exchanges From Independence Plus Contracts......   15
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   19
    Exchanges From Compounder Contracts.............   20
    Information Which May Be Applicable To Any
      Exchange......................................   21
Calculation of Surrender Charge.....................   22
 Illustration of Surrender Charge on Total Surrender   22
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   22
Purchase Unit Value.................................   23
    Illustration of Calculation of Purchase Unit
      Value.........................................   23
    Illustration of Purchase of Purchase Units......   23
Performance Calculations............................   23
    AGSPC Money Market Division Yields..............   23
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   23
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   24
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   24
Standardized Yield for Bond Fund Divisions..........   24
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   24
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   24
    Calculation of Average Annual Total Return......   25
Performance Information.............................   26
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   26
    Performance Compared to Market Indices..........   26
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   29
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   29



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   30
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   30
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   31
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   32
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   32
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   33
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   33
    Putnam Global Growth -- Class A Division Twenty-
      eight Compared to MCSI World Index and S&P 500
      Index.........................................   34
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   35
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   35
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   36
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   36
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Merrill Lynch Corporate Master
      Index.........................................   37
    Vanguard Long-Term U.S. Treasury Division
      Twenty-three Compared to Lehman Brothers
      Treasury Long-Term Index......................   37
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   38
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   39
Payout Payments.....................................   40
    Assumed Investment Rate.........................   40
    Amount of Payout Payments.......................   40
    Payout Unit Value...............................   40
    Illustration of Calculation of Payout Unit
      Value.........................................   41
    Illustration of Payout Payments.................   41
Distribution of Variable Annuity Contracts..........   42
Experts.............................................   42
Comments on Financial Statements....................   43

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS


                     CONTACT YOUR NEAREST REGIONAL OFFICE:



3535 Grandview Parkway


Suite 200


Birmingham, AL 35243


(205) 967-8955


10851 N. Black Canyon Hwy


Suite 700


Phoenix, AZ 85029


(602) 678-1700


222 South Harbor Blvd.


10th Floor


Anaheim, CA 92805


(714) 817-8100


2450 Venture Oaks Way


Suite 120


Sacramento, CA 95833


(916) 614-1700


1900 O'Farrell St.


Suite 390


San Mateo, CA 94403


(650) 358-2900


165 South Union Blvd.


Suite 1050


Lakewood, CO 80228


(303) 988-3344


10006 N. Dale Mabry Hwy.


Suite 113


Tampa, FL 33618


(813) 961-1611


3505 Lake Lynda Drive


Suite 114


Orlando, FL 32817


(407) 482-8825


100 Ashford Center North


Suite 100


Atlanta, GA 30338


(770) 395-4700


230 West Monroe


Suite 1900


Chicago, IL 60606


(312) 214-8870


11711 N. Meridian St.


Suite 300


Carmel, IN 46032


(317) 818-5900


7310 Ritchie Highway


Suite 800


Glen Burnie, MD 21061


(410) 768-2330


1301 West Long Lake Road


Suite 340


Troy, MI 48098


(248) 641-0022


8500 Normandale Lake Blvd.


Suite 750


Bloomington, MN 55437


(612) 893-1099


4266 Interstate 55N


Suite 108


Jackson, MS 39211


(601) 981-5801


410 Amherst Street


Suite 250


Nashua, NH 03063


(603) 889-1313


90 Woodbridge Ctr. Dr.


Suite 300


Woodbridge, NJ 07095


(732) 596-1600


University Tower


3100 Tower Blvd.


Suite 1601, Box 50


Durham, NC 27707


(919) 489-6529


Two Summit Park Drive


Suite 410


Independence, OH 44131


(216) 643-6340


1800 S.W. First Avenue


Suite 505


Portland, OR 97201


(503) 223-6288


1767 Sentry Pkwy. West 19


Suite 300


Blue Bell, PA 19422


(215) 619-2270


Two International Plaza


Suite 601


Nashville, TN 37217


(615) 254-4822


5400 LBJ Freeway


Suite 1340


Dallas, TX 75240


(972) 490-1515


800 Gessner


Suite 1280


Houston, TX 77024


(713) 463-3800


7400 Beaufont Springs Drive


Suite 310


Richmond, VA 23225


(804) 272-0344



  There are also more than thirty-three branch offices located throughout the country.


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 9875-40  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

[Momento Photo]


                              PORTFOLIO DIRECTOR T

                                  SEPARATE ACCOUNT A

                              Prospectus
                              May 1, 1999

                              Units of Interest Under Group and
                              Individual Variable Annuity Contracts
                              Portfolio Director


                                         VALIC
                                            AN AMERICAN
                                               GENERAL COMPANY

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR T
SEPARATE ACCOUNT A


                                                                     May 1, 1999


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director T that consist of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director T consists of group variable annuity contracts that are offered by VALIC to Participants in certain employer sponsored retirement plans. Portfolio Director T may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans only.



Portfolio Director T permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 10 Variable Account Options. Each of these investment options is explained more fully in this prospectus. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your contract. Here is a list of these investment options:


TWO FIXED ACCOUNT OPTIONS:    Fixed Account Plus
                              Short-Term Fixed Account

TEN VARIABLE ACCOUNT OPTIONS*


American General Series Portfolio     Scudder Kemper Investments, Inc.:        The Vanguard Group, Inc.:
 Company (AGSPC):                     Scudder Growth and Income Fund           Vanguard Long-Term
  Asset Allocation Fund                                                            Corporate Fund
  Growth Fund                                                                  Vanguard Long-Term
  Money Market Fund                                                                Treasury Fund
  Science & Technology Fund
  Small Cap Index Fund
  Social Awareness Fund
  Stock Index Fund


* Each of these mutual funds is publicly available except for the seven AGSPC Funds.

--------------------------------------------------------------------------------


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.



This prospectus provides you with information you should know before investing in Portfolio Director T. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.



A Statement of Additional Information, dated May 1, 1999, contains additional information about Portfolio Director T and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                 PAGE
                                                 ----
ABOUT THE PROSPECTUS...........................     1
FEE TABLE......................................     2
SUMMARY........................................     4
SELECTED PURCHASE UNIT DATA....................     6
GENERAL INFORMATION............................     7
     About Portfolio Director T................     7
     About VALIC...............................     7
     About VALIC Separate Account A............     7
     Units of Interests........................     7
     Distribution of the Contracts.............     8
VARIABLE ACCOUNT OPTIONS.......................     9
     Summary of Funds..........................     9
PURCHASE PERIOD................................    15
     Purchase Payments.........................    15
     Purchase Units............................    15
     Calculation of Purchase Unit Value........    15
     Choosing Investment Options...............    16
          Fixed Account Options................    16
          Variable Account Options.............    16
     Stopping Purchase Payments................    16
TRANSFERS BETWEEN INVESTMENT OPTIONS...........    17
     During the Purchase Period................    17
     During the Payout Period..................    17
     Communicating Transfer or Reallocation
       Instructions............................    17
     Effective Date of Transfer................    17
FEES AND CHARGES...............................    18
     Account Maintenance Fee...................    18
     Surrender Charge..........................    18
          Amount of Surrender Charge...........    18
          10% Free Withdrawal..................    18
          Exceptions to Surrender Charge.......    18
     Premium Tax Charge........................    19
     Separate Account Charges..................    19
     Fund Annual Expense Charges...............    19
     Other Tax Charges.........................    19
     Reduction or Waiver of Account Maintenance
       Fee, Surrender, Mortality and Expense
       Risk Fee or Administration and
       Distribution Fee Charges................    20
     Separate Account Expense Reimbursement....    20
PAYOUT PERIOD..................................    21
     Fixed Payout..............................    21
     Variable Payout...........................    21
     Combination Fixed and Variable Payout.....    21
     Payout Date...............................    21
     Payout Options............................    21
     Enhancements to Payout Options............    22
     Payout Information........................    22
SURRENDER OF ACCOUNT VALUE.....................    23
     When Surrenders Are Allowed...............    23
     Amount That May Be Surrendered............    23
     Surrender Restrictions....................    23
     Partial Surrenders........................    23
     Systematic Withdrawals....................    23
     Distributions Required by Federal Tax
       Law.....................................    23
EXCHANGE PRIVILEGE.............................    25
     Restrictions on Exchange Privilege........    25



                                                 PAGE
                                                 ----
     Taxes and Conversion Costs................    25
     Surrender Charges.........................    25
     Exchange Offers for Contracts Other Than
       Portfolio Director, Portfolio Director 2
       and Portfolio Director T................    25
     Exchange Offer for Portfolio Director,
       Portfolio Director 2 and Portfolio
       Director T..............................    26
     Comparison of Contracts...................    26
     Features of Portfolio Director T..........    26
DEATH BENEFITS.................................    27
     Beneficiary Information...................    27
     Special Information for Individual Non-Tax
       Qualified Contracts.....................    27
     During the Purchase Period................    27
          Interest Guaranteed Death Benefit....    27
          Standard Death Benefit...............    28
     During the Payout Period..................    28
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS...................    29
     Types of Investment Performance
       Information Advertised..................    29
       Total Return Performance Information....    29
       Standard Average Annual Total Return....    29
       Nonstandard Average Annual Total
       Return..................................    29
       Cumulative Total Return.................    29
       Annual Change in Purchase Unit Value....    29
       Cumulative Change in Purchase Unit
          Value................................    30
       Total Return Based on Different
          Investment Amounts...................    30
       An Assumed Account Value of $10,000.....    30
     Yield Performance Information.............    30
       AGSPC Money Market Division.............    30
       Divisions Other Than The AGSPC Money
          Market Division......................    30
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in Purchase
       Unit Value Tables.......................    30
OTHER CONTRACT FEATURES........................    34
     Changes That May Not Be Made..............    34
     Change of Beneficiary.....................    34
     Contingent Owner..........................    34
     Cancellation -- The 20 Day "Free Look"....    34
     We Reserve Certain Rights.................    34
     Relationship to Employer's Plan...........    34
VOTING RIGHTS..................................    35
     Who May Give Voting Instructions..........    35
     Determination of Fund Shares Attributable
       to Your Account.........................    35
       During Purchase Period..................    35
       During Payout Period or after a Death
          Benefit Has Been Paid................    35
     How Fund Shares Are Voted.................    35
FEDERAL TAX MATTERS............................    36
     Type of Plans.............................    36
     Tax Consequences in General...............    36
     Effect of Tax-Deferred Accumulations......    37

YEAR 2000......................................    39
     Year 2000 Risks...........................    39


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


DEFINED TERMS                   PAGE NO.
-------------                   --------
Account Value                        17
Annuitant                            27
Assumed Investment Rate              21
Beneficiary                          27
Contract Owner                       27
Divisions                            29
Fixed Account Options                27
Home Office                          17
Mutual Fund or Fund                  07
Participant                          01
Participant Year                     18
Payout Period                        17
Payout Unit                          21
Purchase Payments                 15,29
Purchase Period                      17
Purchase Unit                     15,16
VALIC Separate Account A             35
Variable Account Options          09,27


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director T, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director T will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director T except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.


Following this introduction is a summary of the major features and options of Portfolio Director T. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.


PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)


  Maximum Surrender Charge(2)                                     5.00%
ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)       $  15


SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                  MORTALITY     ADMINISTRATION     SEPARATE
                                     AND             AND            ACCOUNT         TOTAL
                                 EXPENSE RISK    DISTRIBUTION       EXPENSE       SEPARATE
             FUND                   FEE(3)          FEE(3)       REIMBURSEMENT   ACCOUNT FEE
             ----                ------------   --------------   -------------   -----------
AGSPC Asset Allocation Fund(7)       0.25%           0.55%              --          0.80%
AGSPC Growth Fund                    0.25            0.55               --          0.80
AGSPC Money Market Fund              0.25            0.55               --          0.80
AGSPC Science & Technology Fund      0.25            0.55               --          0.80
AGSPC Small Cap Index Fund           0.25            0.55               --          0.80
AGSPC Social Awareness Fund          0.25            0.55               --          0.80
AGSPC Stock Index Fund               0.25            0.55               --          0.80
Scudder Growth and Income
  Fund(4)                            0.25            0.80            (0.25%)        0.80
Vanguard Long-Term Corporate
  Fund(5)(7)                         0.25            0.80            (0.25)         0.80
Vanguard Long-Term Treasury
  Fund(5)(7)                         0.25            0.80            (0.25)         0.80


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                                     MANAGEMENT        OTHER      TOTAL FUND
                       FUND                             FEES        EXPENSES(6)    EXPENSES
                       ----                          ----------     -----------   ----------
AGSPC Asset Allocation Fund                             0.50%          0.04%         0.54%
AGSPC Growth Fund                                       0.80           0.04          0.84
AGSPC Money Market Fund                                 0.50           0.04          0.54
AGSPC Science & Technology Fund                         0.90           0.05          0.95
AGSPC Small Cap Index Fund                              0.35           0.04          0.39
AGSPC Social Awareness Fund                             0.50           0.04          0.54
AGSPC Stock Index Fund                                  0.27           0.04          0.31
Scudder Growth and Income Fund                          0.44           0.30          0.74
Vanguard Long-Term Corporate Fund                       0.03           0.27          0.30
Vanguard Long-Term Treasury Fund                        0.01           0.26          0.27


------------


(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.



(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.



(3) The mortality and expense risk fee and administration and distribution fee reflected in the Fee Table is deducted during the Purchase Period. The mortality and expense risk fee and administration and distribution fee deducted during the Payout Period is computed at an annualized rate of 1.00%, depending upon the Variable Account Option selected.



(4) For Scudder Growth and Income Fund the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to this Division are reduced by an amount equal to payments (0.25%) from the underlying Fund and/or its affiliate for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.



(5) For these Funds the Total Separate Account Fee equals the VALIC Separate Account mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Division, which may be terminated by the Company at any time without notice.



(6) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses. See each Fund's prospectus for a detailed explanation of these fees.



(7) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund. The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio Division. The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio.

EXAMPLE #1 -- If you do not surrender Portfolio Director T at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director T Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                 ------   -------   -------   --------
AGSPC Asset Allocation Division 5                 $14      $ 44      $ 76       $167
AGSPC Growth Division 15                           17        53        92        200
AGSPC Money Market Division 6                      14        44        76        167
AGSPC Science & Technology Division 17             18        57        97        212
AGSPC Small Cap Index Division 14                  13        39        68        150
AGSPC Social Awareness Division 12                 14        44        76        167
AGSPC Stock Index Division 10                      12        37        64        141
Scudder Growth and Income Division 21              16        50        87        189
Vanguard Long-Term Corporate Division 22           12        36        63        140
Vanguard Long-Term Treasury Division 23            11        36        62        137



EXAMPLE #2 -- If you surrender Portfolio Director T at the end of the period shown:

--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director T Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                     ------   -------   -------   --------
AGSPC Asset Allocation Division 5                     $61      $ 94      $126       $167
AGSPC Growth Division 15                               64       103       142        200
AGSPC Money Market Division 6                          61        94       126        167
AGSPC Science & Technology Division 17                 65       106       147        212
AGSPC Small Cap Index Division 14                      59        89       118        150
AGSPC Social Awareness Division 12                     61        94       126        167
AGSPC Stock Index Division 10                          59        89       114        141
Scudder Growth and Income Division 21                  63       100       137        189
Vanguard Long-Term Corporate Division 22               58        86       113        140
Vanguard Long-Term Treasury Division 23                58        86       112        137


------------


Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.


This Fee Table shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and the descriptions of fees and charges in each of the Fund's prospectuses. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY

--------------------------------------------------------------------------------
Portfolio Director T is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director T's major features is presented below. For a more detailed discussion of Portfolio Director T, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director T offers you a choice from among 10 Variable Account Options and two Fixed Account Options. There may be certain limitations on how many investment options you may invest in at any one time.


--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
--------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                    Guaranteed high current                  --                     --
OPTIONS             Account Plus             interest income
                    ------------------------------------------------------------------------------------------------------------
                    Short-Term               Guaranteed current                       --                     --
                    Fixed Account            interest income
--------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT         INVESTMENT
                    OPTIONS                  STRATEGY                                 ADVISER                SUBADVISER
--------------------------------------------------------------------------------------------------------------------------------


INDEX               AGSPC Small Cap Index    Growth through investments tracking the  VALIC                  Bankers Trust
EQUITY              Fund                     Russell 2000(R) Index                                           Company(1)
FUNDS
                    ------------------------------------------------------------------------------------------------------------


                    AGSPC Stock              Growth through investments tracking      VALIC                  Bankers Trust
                    Index                    the S&P 500(R) Index                                            Company(1)
                    Fund
--------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth             Growth through investments               VALIC                  T. Rowe Price
MANAGED             Fund                     in service sector companies                                     Associates, Inc.
                    ------------------------------------------------------------------------------------------------------------
EQUITY              Scudder Growth           Long-term growth of capital, current     Scudder Kemper         N/A
FUNDS               and Income Fund          income and growth of income              Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------------
INCOME              Vanguard Long-Term       Income through investment                Vanguard               N/A
FUNDS               Corporate Fund           in long-term high quality corporate
                                             bonds
                    ------------------------------------------------------------------------------------------------------------
                    Vanguard Long-Term       Income through investment in             Vanguard               N/A
                    Treasury Fund            long-term U.S. Treasury bonds
--------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science &          Growth through investments in stocks     VALIC                  T. Rowe Price
FUNDS               Technology               of companies which benefit from                                 Associates, Inc.
                    Fund                     development of science and technology
                    ------------------------------------------------------------------------------------------------------------
                    AGSPC Social             Growth through investments in            VALIC                  N/A
                    Awareness                stocks of companies meeting social
                    Fund                     criteria of the Fund
--------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money              Income through investments in            VALIC                  N/A
MARKET              Market                   short-term money market
FUND                Fund                     securities
--------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset              Maximum return through investments in    VALIC                  N/A
ALLOCATION          Allocation               a mix of stocks, bonds and money market
FUND                Fund                     securities
--------------------------------------------------------------------------------------------------------------------------------
(1)  Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998,
     Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust
     Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------


A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.


INTEREST GUARANTEED DEATH BENEFIT
Portfolio Director T offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director T offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director T's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.


SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose you may incur a mortality and expense risk fee and an administration and distribution fee computed at an aggregate annualized rate of 0.80% during the purchase period and 1.00% during the payout period on the average daily net asset value of VALIC Separate Account
A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

The Company will reimburse to certain Divisions any fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director T can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND
CHARGES" AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------



                               AGSPC                      AGSPC         AGSPC         AGSPC         AGSPC
                               ASSET         AGSPC        MONEY       SCIENCE &     SMALL CAP      SOCIAL          AGSPC
                             ALLOCATION     GROWTH        MARKET     TECHNOLOGY       INDEX       AWARENESS     STOCK INDEX
                             DIVISION 5   DIVISION 15   DIVISION 6   DIVISION 17   DIVISION 14   DIVISION 12   DIVISION 10(1)
                             ----------   -----------   ----------   -----------   -----------   -----------   --------------
December 31, 1998
 Purchase Units in Force        31,350     4,324,799    5,325,479     3,228,389        58,825     1,218,871       6,859,835
 Purchase Unit Value         $3.882024    $ 2.448443    $1.786658    $ 3.241847     $2.125983    $ 3.825649      $ 4.875028
May 1, 1998
 Purchase Unit Value(2)      $3.617652    $ 2.380634    $1.737005    $ 2.754330     $2.409322    $ 3.461873      $ 4.386532

                               SCUDDER      VANGUARD       VANGUARD
                               GROWTH       LONG-TERM      LONG-TERM
                             AND INCOME     CORPORATE      TREASURY
                             DIVISION 21   DIVISION 22    DIVISION 23
                             -----------   -----------    -----------
December 31, 1998
 Purchase Units in Force      4,494,004     2,949,044      3,682,809
 Purchase Unit Value         $ 1.542160    $ 1.312731     $ 1.349397
May 1, 1998
 Purchase Unit Value(2)      $ 1.633700    $ 1.231780     $ 1.220354


------------


(1) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.



(2) Purchase Unit Value At Date Of Inception.



    Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR T

Portfolio Director T was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director T can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director T will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director T called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director T.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director T. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director T's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director T. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.

VALIC Separate Account A is made up of what we call "Divisions." Ten Divisions are available and represent the Variable Account Options in Portfolio Director
T. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director T. For example, Division Ten represents and invests in the Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director T. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director T, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director T, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director T be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director T. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying

All inquiries regarding
PORTFOLIO DIRECTOR T
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

For more information about
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------

mutual fund minus any applicable fees and charges to VALIC Separate Account A.


DISTRIBUTION OF THE CONTRACTS



A.G. Distributors, Inc. ("A.G. Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.



A.G. Distributors -- our address
is 2929 Allen Parkway,
Houston, Texas 77019.



For more information about
A.G. DISTRIBUTORS, see the
Statement of Additional
Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director T enables you to participate in Divisions that represent ten Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all ten Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. Three of the Mutual Funds are also available to the general public. These mutual funds serve as the investment vehicles for Portfolio Director T and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 7 funds, for which VALIC serves as investment adviser, for 2 of such funds, Banker Trust Company serves as investment sub-adviser and for 2 of such funds, T. Rowe Price & Associates, Inc. serves as investment sub-adviser.


- Scudder Kemper Investments, Inc. -- offers 1 fund for which Scudder Kemper Investments, Inc. serves as investment adviser.

- The Vanguard Group Inc. -- offers 2 funds for which Vanguard Fixed Income Group serves as investment adviser.


Three of the Mutual Funds are also available to the general public.


Each of these Funds is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each Mutual Fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for a 1, 3, 5 and 10 year period, if available. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. They will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values in the graphs shown reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for certain Funds (Divisions 21-23) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.



The Standard Average Annual Total Return figures show the average percentage change in the value of an investment in a Division from the beginning to the end of the historical periods shown below. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director T at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown.


For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.

VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director T.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC
ASSET ALLOCATION FUND*
(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   --------
        01/01/89            $10,000
        12/31/89             11,601
        12/31/90             11,232
        12/31/91             13,516
        12/31/92             13,311
        12/31/93             14,428
        12/31/94             14,127
        12/31/95             17,481
        12/31/96             19,263
        12/31/97             23,424
        12/31/98             27,504



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [GRAPH]

                            PERIOD ENDED DECEMBER 31
AGSPC

GROWTH FUND**

(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             10,032
        12/31/95             14,706
        12/31/96             17,410
        12/31/97             20,893
        12/31/98             24,484


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund. The Standard Average Annual Total Return for the AGSPC Asset Allocation Fund Division 5 for the 1, 3, 5, and 10 year period was 12.35%, 14.98%, 13.08%, and 10.56%, respectively. The Division commenced operations on September 6, 1983.



 ** The Standard Average Annual Total Return for the AGSPC Growth Fund Division
    15 for the 1 and 3 year period and since inception was 12.12%, 17.24% and 20.51%, respectively. The Division commenced operations on April 29, 1994.

AGSPC

MONEY MARKET FUND*

(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,812
        12/31/90             11,573
        12/31/91             12,116
        12/31/92             12,409
        12/31/93             12,641
        12/31/94             13,016
        12/31/95             13,629
        12/31/96             14,198
        12/31/97             14,812
        12/31/98             15,454


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC

SCIENCE & TECHNOLOGY FUND**

(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made
     April 29, 1994         $ Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,489
        12/31/95             20,016
        12/31/96             22,596
        12/31/97             22,994
        12/31/98             32,418


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.42)%, 2.65%, 3.15% and 4.37%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Science & Technology
   Fund Division 17 for the 1 and 3 year period and since inception was 35.91%, 16.13% and 28.12%, respectively. The Division commenced operations on April 29, 1994.

AGSPC

SMALL CAP INDEX FUND*

(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.**



Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92             11,141
        12/31/93             12,809
        12/31/94             12,284
        12/31/95             15,551
        12/31/96             18,004
        12/31/97             21,855
        12/31/98             21,260


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992
                                    [CHART]

                            PERIOD ENDED DECEMBER 31
AGSPC

SOCIAL AWARENESS FUND***

(Division 12)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,105
        12/31/90              9,902
        12/31/91             12,558
        12/31/92             12,873
        12/31/93             13,779
        12/31/94             13,473
        12/31/95             18,563
        12/31/96             22,824
        12/31/97             30,296
        12/31/98             38,256


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Small Cap Index Fund Division 14 for the 1, 3 and 5 year period and since inception was (7.15)%, 9.54%, 9.90% and 11.88%, respectively. The Division commenced operations on May 1, 1992.



 ** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
    Trust Company. Russell(TM) is a trademark of the Frank Russell Company.



*** The Standard Average Annual Total Return for the AGSPC Social Awareness Fund
    Division 12 for the 1, 3 and 5 year period and since inception was 21.21%, 26.13%, 22.12% and 15.52%, respectively. The Division commenced operations on October 2, 1989.

AGSPC

STOCK INDEX FUND*

(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)**.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,809
        12/31/90             12,216
        12/31/91             15,626
        12/31/92             16,530
        12/31/93             18,015
        12/31/94             17,996
        12/31/95             24,502
        12/31/96             29,826
        12/31/97             39,364
        12/31/98             50,146


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989
                                    [CHART]
                            PERIOD ENDED DECEMBER 31
SCUDDER GROWTH AND

INCOME FUND***

(Division 21)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,499
        12/31/90             12,083
        12/31/91             15,319
        12/31/92             16,605
        12/31/93             18,991
        12/31/94             19,282
        12/31/95             25,018
        12/31/96             30,227
        12/31/97             38,989
        12/31/98             41,018


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

[CHART]
                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Stock Index Fund Division 10 for the 1, 3, 5 and 10 year period was 22.32%, 25.83%, 22.18% and 17.41%, respectively. The Division commenced operations on April 20, 1987.



 ** "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.



*** The Standard Average Annual Total Return for the Scudder Growth and Income
    Fund Division 21 for the 1 year period and since inception was 0.42% and 16.40%, respectively. The Division commenced operations on July 1, 1996.

VANGUARD LONG-TERM


CORPORATE FUND*

Institutional Class Shares
(Division 22)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests in a diversified portfolio of investment grade bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,395
        12/31/90             11,976
        12/31/91             14,325
        12/31/92             15,560
        12/31/93             17,626
        12/31/94             16,522
        12/31/95             20,658
        12/31/96             20,550
        12/31/97             23,122
        12/31/98             25,033


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31

VANGUARD LONG-TERM


TREASURY FUND**

Institutional Class Shares
(Division 23)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high level of current income consistent with the maintenance of principal and liquidity. The Portfolio invests primarily in long-term U.S. Treasury securities backed by the full faith and credit of the U.S. Government. At least 65% of the Fund assets will be invested in U.S. Treasury bills, notes and bonds.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,668
        12/31/90             12,214
        12/31/91             14,190
        12/31/92             15,080
        12/31/93             17,425
        12/31/94             16,034
        12/31/95             20,635
        12/31/96             20,040
        12/31/97             22,574
        12/31/98             25,293


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]
                            PERIOD ENDED DECEMBER 31


 * The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund-Long-Term Corporate Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Corporate Fund Division 22 for the 1 year period and since inception was 3.33% and 8.46%, respectively. The Division commenced operations on July 1, 1996.



** The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed
   Income Securities Fund-Long-Term U.S. Treasury Portfolio. The Standard Average Annual Total Return for the Vanguard Long-Term Treasury Fund Division 23 for the 1 year period and since inception was 6.98% and 10.11%, respectively. The Division commenced operations on July 1, 1996.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director T account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director T was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account.

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-


Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.


Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or


- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in our Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for the immediately preceding day on which the values are calculated.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director T.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.


For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------

We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the New York Stock Exchange is open.
Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate (calculated in Step 1)
- (MINUS)
  Separate Account charges and any income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 12 investment options offered in Portfolio Director T. This includes 2 Fixed Account Options and 10 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 10 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 (the Act). The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

FIXED ACCOUNT OPTIONS


Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Summary" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed Account Options
= (EQUALS)
  All Purchase Payments made to the Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable Account Options to the Fixed Account Options + (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn from Fixed Account Options (including applicable fees and charges)

VARIABLE ACCOUNT OPTIONS


You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges"
section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS


Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director T account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.



If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.



PURCHASE UNIT -- a measuring unit used
to calculate your
Account Value during the
Purchase Period. The value
of a Purchase Unit will vary
with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director T without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director T's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer
                                            was previously
                                            made
                                            into Short-Term
                                            Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director T's investment options subject to the following limitations:

                             % OF ACCOUNT
                  ----------------------------------     OTHER
 ACCOUNT OPTION       VALUE           FREQUENCY       RESTRICTIONS
 --------------   -------------  -------------------  ------------
Variable:          Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable      Up to 100%    Once every 365 days      None
 Payout:           of money in
                    variable
                  option payout
Fixed:            Not permitted          --                --

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:


- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise


- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director T, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director T is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE


When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.


It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.
These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director T is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE


Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.


If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an aggregate annualized rate of 0.80% during the Purchase Period and 1.00% during the Payout Period on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director T, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).

For more information about the mortality and expense risk fee, and administration and distribution fee see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGES

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to its investment adviser. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT MAINTENANCE FEE, SURRENDER, MORTALITY AND EXPENSE RISK FEE OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director T may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review to following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENT


Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the underlying Fund. The Company will reduce its charges to the Division investing in that Fund by the full amount of any of these payments it receives. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are voluntary. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.



In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.


COMBINATION FIXED AND VARIABLE
PAYOUT
With a Combination Fixed and Variable Payout, you may choose:


  - From your existing Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).



Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.


PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

    - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

    - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

    - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.


ENHANCEMENTS TO PAYOUT OPTIONS

You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.


Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and

  - The payments will be guaranteed for a 10 year period, and

  - The payments will be based on the allocation used for your Purchase
    Payments,

  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis,

  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.


Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.


For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See "Offering, Purchase and Redemption of Fund Shares" in the Series Company Statement of Additional Information. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.



Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.


PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.


The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director T. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director T Contract and VALIC.

--------------------------------------------------------------------------------

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director T. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director T. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director T to contract forms other than Portfolio Director 2 and Portfolio Director Plus are not permitted.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director T. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director T. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director T.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director T.

SURRENDER CHARGES

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director T will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director T, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director T will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director T.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director T for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director T surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2 AND PORTFOLIO DIRECTOR T

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

--------------------------------------------------------------------------------

Portfolio Director T will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

EXCHANGE OFFER FOR PORTFOLIO DIRECTOR, PORTFOLIO DIRECTOR 2 AND PORTFOLIO DIRECTOR T


Subject to the restrictions stated below and the general restrictions on exchange privileges stated above you may exchange from Portfolio Director and Portfolio Director 2 to Portfolio Director T. You may also exchange from Portfolio Director T to Portfolio Director 2. Once you have made any of the exchanges described in this paragraph you must wait 120 days before making another exchange between Portfolio Director T, Portfolio Director and Portfolio Director 2.


Portfolio Director, Portfolio Director 2 and Portfolio Director T are available to qualified contracts and certain non-qualified contracts. Portfolio Director T is not available to non-qualified contracts issued to individuals. Please read the "Federal Tax Matters" in this prospectus for information about the federal income tax treatment of Portfolio Director T.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director T. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director T is provided in the Statement of Additional Information. Portfolio Director, Portfolio Director 2 and Portfolio Director T contain the same provisions except as to the level of fees and as to available Variable Account Options and certain Separate Account Expense Reimbursements. See "Fees and Changes" in this prospectus.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

Please refer to the prospectus and Statement of Additional Information for Portfolio Director and the different series of Portfolio Director 2 for information about the specific features and charges of such products.

Features of Portfolio Director T

In deciding whether you want to exercise these exchange privileges, you should consider the following factors of Portfolio Director T.

  - Portfolio Director T has 3 publicly available mutual funds as investment options.

  - The Portfolio Director T surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director T has an Interest Guaranteed Death Benefit.

  - Portfolio Director T's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Portfolio Director T's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director T will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director T may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.


Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.


Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or


  - An annuity for a designated period not exceeding the Beneficiary's life expectancy.


If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director T.

SPECIAL INFORMATION FOR INDIVIDUAL NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the

Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person
designated to receive Payout
Payments upon the death of
an Annuitant.

ANNUITANT -- the individual,
(in most cases this person is
you) to whom Payout
Payments will be paid.


CONTRACT OWNER -- either
your employer or organization
in the case of a group
contract or the Annuitant in
the case of an individual
contract. If the contract is an
individual non-qualified type,
this is generally the Annuitant
but is not required to be. Also,
a Contingent Contract Owner
may be designated.


FIXED ACCOUNT OPTIONS -- a
particular subaccount into
which your Purchase
Payments and Account Value
may be allocated to fixed
investment options. Currently,
the Fixed Account Options in
Portfolio Director T are Fixed
Account Plus and Short-Term
Fixed Account. Each option
of this type is guaranteed to
earn at least a minimum rate
of interest.


VARIABLE ACCOUNT

OPTIONS -- investment
options that correspond to
VALIC Separate Account A
Divisions offered by Portfolio
Director T. Investment returns
on Variable Account Options
will be positive or negative
depending on the investment
performance of the
underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director T are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts or to the general public before Portfolio Director T was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director T in calculating the Division's investment performance for earlier time frames.


TYPES OF INVESTMENT PERFORMANCE INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN

Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director T at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.


The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by Account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Portfolio Director T will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE


Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:



  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;



DIVISIONS -- subaccounts of
VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director T. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.


PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director T.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated,
see the Statement of
Additional Information.

--------------------------------------------------------------------------------


  - The difference is divided by the Purchase Unit Value at the start of the period or year.


Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director T charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1998 was 3.84%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1998 was 3.91%.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION:

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate Account A Division is printed in the six tables below.


The information presented does not reflect the advantage under Portfolio Director T of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance information presented in the following tables reflects the performance of the underlying Fund after deduction of a mortality and expense risk fee and administration and distribution fee at an aggregate annualized rate of 0.80% during the Purchase Period on the daily net asset value of VALIC Separate Account A. The exact rate depends upon the Variable Account Option selected.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I



                          AVERAGE ANNUAL TOTAL RETURN


           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                        DIVISION
                                                        INCEPTION      SINCE
                  FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                  -----------------                     ---------    ---------    --------    -------     -------      ------
AGSPC Asset Allocation Fund (Division 5)(1)...........  09/06/83          --       10.56%      13.08%      14.98%       12.35%
AGSPC Growth Fund (Division 15).......................  04/29/94       20.51%         --          --       17.24        12.12
AGSPC Money Market Fund (Division 6)..................  01/16/86          --        4.37        3.15        2.65        (0.42)
AGSPC Science & Technology Fund (Division 17).........  04/29/94       28.12          --          --       16.13        35.91
AGSPC Small Cap Index Fund (Division 14)..............  05/01/92       11.88          --        9.90        9.54        (7.15)
AGSPC Social Awareness Fund (Division 12).............  10/02/89       15.52          --       22.12       26.13        21.21
AGSPC Stock Index Fund (Division 10)..................  04/20/87          --       17.41       22.18       25.83        22.32
Scudder Growth and Income (Division 21)(2)............  07/01/96       16.40          --          --          --         0.42
Vanguard Long-Term Corporate (Division 22)**..........  07/01/96        8.46          --          --          --         3.33
Vanguard Long-Term Treasury (Division 23)**...........  07/01/96       10.11          --          --          --         6.98


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



(1) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.



(2) The Fund adopted its current name and objective on November 13, 1984. Its predecessor commenced operations on May 31, 1929.



                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN

           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                         INCEPTION     SINCE
                   FUND AND DIVISION                       DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                   -----------------                     ---------   ---------   --------   -------   -------   ------
Scudder Growth and Income (Division 21)................  11/13/84         --      15.08%     16.02%    16.62%    0.42%
Vanguard Long-Term Corporate (Division 22)**...........  07/09/73         --       9.52       6.42      5.05     3.33
Vanguard Long-Term Treasury (Division 23)**............  05/19/86         --       9.64       6.90      5.47     6.98


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                       TABLE III

                          AVERAGE ANNUAL TOTAL RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                         INCEPTION     SINCE
                   FUND AND DIVISION                       DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                   -----------------                     ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation Fund (Division 5)...............  09/06/83         --      10.65%     13.77%    16.31%   17.42%
AGSPC Growth Fund (Division 15)........................  04/29/94      21.14%        --         --     18.52    17.19
AGSPC Money Market Fund (Division 6)...................  01/16/86         --       4.45       4.10      4.28     4.33
AGSPC Science & Technology Fund (Division 17)..........  04/29/94      28.64         --         --     17.44    40.99
AGSPC Small Cap Index Fund (Division 14)...............  05/01/92      11.97         --      10.66     10.99    (2.72)
AGSPC Social Awareness Fund (Division 12)..............  10/02/89      15.61         --      22.66     27.26    26.28
AGSPC Stock Index Fund (Division 10)...................  04/20/87         --      17.50      22.72     26.96    27.39
Scudder Growth and Income (Division 21)................  07/01/96      18.05         --         --        --     5.21
Vanguard Long-Term Corporate (Division 22)**...........  07/01/96      10.28         --         --        --     8.26
Vanguard Long-Term Treasury (Division 23)**............  07/01/96      11.90         --         --        --    12.04


---------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                        TABLE IV



                          AVERAGE ANNUAL TOTAL RETURN


         WITH NO SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                         INCEPTION      SINCE
                   FUND AND DIVISION                       DATE       INCEPTION    10 YEARS    5 YEARS     3 YEARS      1 YEAR
                   -----------------                     ---------    ---------    --------    -------     -------      ------
Scudder Growth and Income (Division 21)................  11/13/84            --       15.16%      16.65%      17.92%       5.21%
Vanguard Long-Term Corporate (Division 22)**...........  07/09/73            --        9.61        7.27        6.61        8.26
Vanguard Long-Term Treasury (Division 23)**............  05/19/86            --        9.72        7.74        7.02       12.04


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

                                                                         TABLE V



                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                       INCEPTION     SINCE
                  FUND AND DIVISION                      DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  -----------------                    ---------   ---------   --------   -------   -------   ------
AGSPC Asset Allocation (Division 5)..................  09/06/83         --      175.04%    90.63%    57.34%   17.42%
AGSPC Growth (Division 15)...........................  04/29/94     144.84%         --        --     66.49    17.19
AGSPC Money Market (Division 6)......................  01/16/86         --       54.54     22.25     13.39     4.33
AGSPC Science & Technology (Division 17).............  04/29/94     224.18          --        --     61.96    40.99
AGSPC Small Cap Index (Division 14)..................  05/01/92     112.60          --     65.97     36.71    (2.72)
AGSPC Social Awareness (Division 12).................  10/02/89     282.56          --    177.64    106.09    26.28
AGSPC Stock Index (Division 10)......................  04/20/87         --      401.46    178.36    104.66    27.39
Scudder Growth & Income (Division 21)................  07/01/96      51.42          --        --        --     5.21
Vanguard Long-Term Corporate (Division 22)**.........  07/01/96      27.73          --        --        --     8.26
Vanguard Long-Term Treasury (Division 23)**..........  07/01/96      32.45          --        --        --    12.04


---------------


  * The performance figures in the Table reflect the investment performance for the Funds for the stated periods and should not be used to infer that future performance will be the same. The Standard Average Annual Total Return figures are based on the average percentage change in the value of an investment in a corresponding Division for a different series of Portfolio Director from the beginning to the end of the historical periods shown and have been restated to take into account the fees and charges under this series of Portfolio Director.



 ** The performance figures in the Table do not take into account the Separate
    Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.



                                                                        TABLE VI



                               CUMULATIVE RETURN


          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                       INCEPTION     SINCE
               FUND AND DIVISION DATE                    DATE      INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
               ----------------------                  ---------   ---------   --------   -------   -------   ------
Scudder Growth & Income (Division 21)................  11/13/84       --        310.18%   115.99%    63.95%    5.21%
Vanguard Long-Term Corporate (Division 22)**.........  07/09/73       --        150.33     42.02     21.18     8.26
Vanguard Long-Term Treasury (Division 23)**..........  05/19/86       --        152.93     45.16     22.57    12.04


---------------


 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects the actual historical performance of the related Separate Account Divisions since inception of each Division (July 1, 1996) and hypothetical performance for periods prior to July 1, 1996. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. The Contracts offered by this prospectus became available for purchase on May 1, 1998.



** The performance figures in the Table do not take into account the Separate
   Account Reimbursement made by the Company directly to those Divisions. If such reimbursements were included, the performance figures for the Divisions would be higher.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director T may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;


  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;



  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;


  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director T in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director T was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director T may have a number of shareholders including VALIC Separate Account A, VALIC other affiliated insurance company separate accounts and retirement plans within the American General group of companies and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.


VALIC Separate Account A will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.


In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director T provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director T is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees of public schools and
     Section 501(c)(3) tax-exempt
     organizations;
  - Section 401(a) and 403(a) qualified plans of for-profit employers and other employers (including self-employed individuals);


  - Section 408(b) IRAs;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) SEPs;


  - Section 408(p) SIMPLE retirement
     accounts.


The foregoing Contracts are "Qualified Contracts." Portfolio Director T may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.


In addition, Portfolio Director T is also available through "Non-Qualified Contracts" to the extent acquired by "Non-Natural Persons." Such Non-Qualified Contracts generally include unfunded, nonqualified deferred compensation plans of corporate employers, as well as individual annuity contracts issued to individuals outside of the context of any formal employer or employee retirement plan or arrangement. Non-Qualified Contracts generally may invest only in mutual funds which are not available to the general public outside of annuity contracts or life insurance contracts..


TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director T can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.


Distributions are taxed differently depending on the program through which Portfolio Director T is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise tax or penalty taxes under the circumstances described in the Statement of Additional Information. Generally, they would

--------------------------------------------------------------------------------


also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.



It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In a ruling published in 1981, the Internal Revenue Service ("IRS") had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling has been superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these Qualified Contracts, and the IRS has no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law. Although VALIC can provide no assurance the IRS will not challenge the deferred tax treatment of these Qualified Contracts under the theory of the 1981 ruling, VALIC and its tax counsel believe that Contract owners would prevail, if such a challenge were made.



It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be computed for federal income tax purposes.



Investment earnings on contributions to Non-Qualified Contracts which are not owned by natural persons will be taxed currently to the owner and such contracts will not be treated as annuities for federal income tax purposes.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director T Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.
                        THE POWER OF TAX-DEFERRED GROWTH
                                  [BAR GRAPH]

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. The deduction of fees and charges for both tax-deferred plans is reflected in the chart. Variable options incur mortality and expense risk fee and administration and distribution fee charges (0.80% during the purchase period and 1% during the payout period) and may also incur account maintenance fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.

Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

--------------------------------------------------------------------------------

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% federal income tax rate. The $700 which is paid toward current federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------


YEAR 2000 RISKS



Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.



  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.



  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.



  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.



VALIC expects to substantially complete all contingency planning activities by April 30, 1999.



RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.



Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY


    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

    ------------------------------------------------------------------------

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date

Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director 2).

                             (Please Print or Type)

-------------------------------------------------------------------------------------------------------------
   Name: ______________________________________________   G.A. # _________________________________________

   Address: ___________________________________________   Policy # _______________________________________

   Social Security Number: ____________________________

-------------------------------------------------------------------------------------------------------------

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

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    8
Types of Variable Annuity Contracts.................    9
Federal Tax Matters.................................    9
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   11
    Special Tax Consequences -- Early
      Distribution..................................   12
    Special Tax Consequences -- Required
      Distributions.................................   13
    Tax Free Rollovers, Transfers and Exchanges.....   14
Exchange Privilege..................................   14
    Exchanges From Portfolio Director...............   15
    Exchanges From Independence Plus Contracts......   15
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   19
    Exchanges From Compounder Contracts.............   20
    Information Which May Be Applicable To Any
      Exchange......................................   21
Calculation of Surrender Charge.....................   22
    Illustration of Surrender Charge on Total
      Surrender.....................................   22
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   22
Purchase Unit Value.................................   23
    Illustration of Calculation of Purchase Unit
      Value.........................................   23
    Illustration of Purchase of Purchase Units......   23
Performance Calculations............................   23
    AGSPC Money Market Division Yields..............   23
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   23
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   24
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   24
Standardized Yield for Bond Fund Divisions..........   24
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   24
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   24
    Calculation of Average Annual Total Return......   25
Performance Information.............................   26
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   26
    Performance Compared to Market Indices..........   26
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   29
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   29



                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   30
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   30
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   31
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   32
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   32
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   33
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   33
    Putnam Global Growth -- Class A Division Twenty-
      eight Compared to MCSI World Index and S&P 500
      Index.........................................   34
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   35
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   35
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   36
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   36
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Merrill Lynch Corporate Master
      Index.........................................   37
    Vanguard Long-Term Treasury Division
      Twenty-three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   37
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   38
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   39
Payout Payments.....................................   40
    Assumed Investment Rate.........................   40
    Amount of Payout Payments.......................   40
    Payout Unit Value...............................   40
    Illustration of Calculation of Payout Unit
      Value.........................................   41
    Illustration of Payout Payments.................   41
Distribution of Variable Annuity Contracts..........   42
Experts.............................................   42
Comments on Financial Statements....................   43

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

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS
                     CONTACT YOUR NEAREST REGIONAL OFFICE:



3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
(205) 967-8955



10851 N. Black Canyon Hwy
Suite 700
Phoenix, AZ 85029
(602) 678-1700



222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
(714) 817-8100



2450 Venture Oaks Way
Suite 120
Sacramento, CA 95833
(916) 614-1700



1900 O'Farrell St.
Suite 390
San Mateo, CA 94403
(650) 358-2900



165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
(303) 988-3344



10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618
(813) 961-1611



3505 Lake Lynda Drive
Suite 114
Orlando, FL 32817
(407) 482-8825



100 Ashford Center North
Suite 100
Atlanta, GA 30338
(770) 395-4700



230 West Monroe
Suite 1900
Chicago, IL 60606
(312) 214-8870



11711 N. Meridian St.
Suite 300
Carmel, IN 46032
(317) 818-5900



7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061
(410) 768-2330



1301 West Long Lake Road
Suite 340
Troy, MI 48098
(248) 641-0022



8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
(612) 893-1099



4266 Interstate 55N
Suite 108
Jackson, MS 39211
(601) 981-5801



410 Amherst Street
Suite 250
Nashua, NH 03063
(603) 889-1313



90 Woodbridge Ctr. Dr.
Suite 300
Woodbridge, NJ 07095
(732) 596-1600



University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
(919) 489-6529



Two Summit Park Drive
Suite 410
Independence, OH 44131
(216) 643-6340



1800 S.W. First Avenue
Suite 505
Portland, OR 97201
(503) 223-6288



1767 Sentry Pkwy. West 19
Suite 300
Blue Bell, PA 19422
(215) 619-2270



Two International Plaza
Suite 601
Nashville, TN 37217
(615) 254-4822



5400 LBJ Freeway
Suite 1340
Dallas, TX 75240
(972) 490-1515



800 Gessner
Suite 1280
Houston, TX 77024
(713) 463-3800



7400 Beaufont Springs Drive
Suite 310
Richmond, VA 23225
(804) 272-0344



  There are also more than thirty-three branch offices located throughout the country.
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                                 1-800-44-VALIC
      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC
             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792
                               TDD 1-800-35-VALIC
                           EASYACCESS 1-800-42-VALIC
                         TDD EASYACCESS 1-800-24-VALIC

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  [VALIC LOGO]

                                 PRINTED MATTER

                       PRINTED IN U.S.A.  10789  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                                            Recycled Paper  LOGO

[Momento Photo}



                                                          PORTFOLIO DIRECTOR
                                                          SEPARATE ACCOUNT A
                                                        PROSPECTUS MAY 1, 1999




                                                              Units of Interest
                                                              Under Group and
                                                              Individual
                                                              Variable Annuity
                                                              Contracts
                                                              Portfolio Director




                                                        [Logo]         Portfolio
                                                                       Director

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
VARIABLE ANNUITY CONTRACTS
PORTFOLIO DIRECTOR

SEPARATE ACCOUNT A                                                   May 1, 1999


PROSPECTUS


The Variable Annuity Life Insurance Company ("VALIC") offers the Portfolio Director Contract that consists of group and individual variable annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans. Portfolio Director may be available to you when you participate in a retirement program that qualifies for deferral of federal income taxes. Non-qualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.



Portfolio Director permits you to invest in and receive retirement benefits in up to 2 Fixed Account Options and/or an array of up to 16 Variable Account Options. If your contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. Each of these investment options is explained more fully in this prospectus. Here is a list of these investment options:


TWO FIXED ACCOUNT OPTIONS:

  Fixed Account Plus
  Short-Term Fixed Account

SIXTEEN VARIABLE ACCOUNT OPTIONS

  American General Series Portfolio Company (AGSPC):

   Asset Allocation Fund                    MidCap Index Fund                   Dreyfus Variable Investment Fund:
    Capital Conservation Fund               Money Market Fund                   Dreyfus Small Cap Portfolio
    Government Securities Fund              Science & Technology Fund
    Growth Fund                             Small Cap Index Fund                Templeton Variable Products
    Growth & Income Fund                    Social Awareness Fund               Series Fund:
    International Equities Fund             Stock Index Fund                    Templeton Asset Allocation Fund -- Class 1
    International Government Bond Fund                                          Templeton International Fund -- Class 1



VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not to its products or affiliates.


This prospectus provides you with information you should know before investing in Portfolio Director. This prospectus is accompanied by the current prospectuses for the mutual fund options listed above. Please read and retain each of these prospectuses for future reference.


A Statement of Additional Information, dated May 1, 1999, contains additional information about Portfolio Director and is part of this prospectus. For a free copy, complete and return the form contained in the back of this prospectus or call 1-800-44-VALIC. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).



INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                PAGE
                                                ----
ABOUT THE PROSPECTUS..........................     1
FEE TABLE.....................................     2
SUMMARY.......................................     4
SELECTED PURCHASE UNIT DATA...................     6
GENERAL INFORMATION...........................
     ABOUT PORTFOLIO DIRECTOR.................     8
     ABOUT VALIC..............................     8
     ABOUT VALIC SEPARATE ACCOUNT A...........     8
     UNITS OF INTERESTS.......................     8
     DISTRIBUTION OF CONTRACTS................     9
VARIABLE ACCOUNT OPTIONS......................    10
     Summary of Funds.........................    10
PURCHASE PERIOD...............................    19
     Purchase Payments........................    19
     Purchase Units...........................    19
     Calculation of Purchase Unit Value.......    19
     Choosing Investment Options..............    20
          Fixed Account Options...............    20
          Variable Account Options............    20
     Stopping Purchase Payments...............    20
TRANSFERS BETWEEN INVESTMENT OPTIONS..........    21
     During the Purchase Period...............    21
     During the Payout Period.................    21
     Communicating Transfer or Reallocation
       Instructions...........................    21
     Effective Date of Transfer...............    21
FEES AND CHARGES..............................    22
     Account Maintenance Fee..................    22
     Surrender Charge.........................    22
          Amount of Surrender Charge..........    22
          10% Free Withdrawal.................    22
          Exceptions to Surrender Charge......    22
     Premium Tax Charge.......................    23
     Separate Account Charges.................    23
     Fund Annual Expense Charges..............    23
     Other Tax Charges........................    23
     Reduction or Waiver of Account
       Maintenance Fee, Surrender, Mortality
       and Expense Risk Fee or Administration
       and Distribution Fee Charges...........    24
     Separate Account Expense Reimbursement...    24
PAYOUT PERIOD.................................    25
     Fixed Payout.............................    25
     Variable Payout..........................    25
     Combination Fixed and Variable Payout....    25
     Payout Date..............................    25
     Payout Options...........................    25
     Enhancements to Payout Options...........    26
     Payout Information.......................    26
SURRENDER OF ACCOUNT VALUE....................    27
     When Surrenders Are Allowed..............    27
     Amount That May Be Surrendered...........    27
     Surrender Restrictions...................    27
     Partial Surrenders.......................    27
     Systematic Withdrawals...................    27
     Distributions Required by Federal Tax
       Law....................................    28



                                                PAGE
                                                ----
EXCHANGE PRIVILEGE............................    29
     Restrictions on Exchange Privilege.......    29
     Taxes and Conversion Costs...............    29
     Surrender Charges........................    29
     Exchange Offers..........................    29
     Comparison of Contracts..................    30
     Features of Portfolio Director...........    30
     Agents' and Managers' Retirement Plan
       Exchange Offer.........................    30
DEATH BENEFITS................................    31
     Beneficiary Information..................    31
     Special Information for Individual
       Non-Tax Qualified Contracts............    31
     During the Purchase Period...............    31
          Interest Guaranteed Death Benefit...    31
          Standard Death Benefit..............    32
     During the Payout Period.................    32
HOW TO REVIEW INVESTMENT PERFORMANCE OF
  SEPARATE ACCOUNT DIVISIONS..................    33
     Types of Investment Performance
       Information Advertised.................    33
       Total Return Performance Information...    33
       Standard Average Annual Total Return...    33
       Nonstandard Average Annual Total
          Return..............................    33
       Cumulative Total Return................    33
       Annual Change in Purchase Unit Value...    33
       Cumulative Change in Purchase Unit
          Value...............................    34
       Total Return Based on Different
          Investment Amounts..................    34
       An Assumed Account Value of $10,000....    34
     Yield Performance Information............    34
       AGSPC Money Market Division............    34
       Divisions Other Than The AGSPC Money
          Market Division.....................    34
     Performance Information: Average Annual
       Total Return, Cumulative Return and
       Annual and Cumulative Change in
       Purchase Unit Value Tables.............    34
OTHER CONTRACT FEATURES.......................    40
     Changes That May Not Be Made.............    40
     Change of Beneficiary....................    40
     Contingent Owner.........................    40
     Cancellation -- The 20 Day "Free Look"...    40
     We Reserve Certain Rights................    40
     Relationship to Employer's Plan..........    40
VOTING RIGHTS.................................    41
     Who May Give Voting Instructions.........    41
     Determination of Fund Shares Attributable
       to Your Account........................    41
     During Purchase Period...................    41
     During Payout Period or after a Death
       Benefit Has Been Paid..................    41
     How Fund Shares Are Voted................    41
FEDERAL TAX MATTERS...........................    42
     Type of Plans............................    42
     Tax Consequences in General..............    42
     Effect of Tax-Deferred Accumulations.....    44
YEAR 2000.....................................    45
     Year 2000 Risks..........................    45


                                      (i)

ABOUT THE PROSPECTUS
--------------------------------------------------------------------------------

Unless otherwise specified in this prospectus, the words we, our, Company, and VALIC mean The Variable Annuity Life Insurance Company. The words you and your, unless otherwise specified in this prospectus, mean the participant, contract owner, annuitant or beneficiary.

We will use a number of other specific terms in this prospectus. We will, when that term is used in the prospectus, provide you with a definition of that term. The terms used in this prospectus for which we will provide you a definition are:


       Defined Terms          Page No.
Account Value                    21
Annuitant                        31
Assumed Investment Rate          25
Beneficiary                      31
Contract Owner                   31
Division                         33
Fixed Account Options            31
Home Office                      21
Mutual Fund or Fund              08
Participant                      01
Participant Year                 22
Payout Period                    21
Payout Unit                      25
Purchase Payments              19, 33
Purchase Period                  21
Purchase Unit                    20
VALIC Separate Account A         41
Variable Account Options       10, 31


This prospectus is being given to you to help you make decisions for selecting various investment options and benefits to plan and save for your retirement. It is intended to provide you with information about VALIC, Portfolio Director, and saving for your retirement.

The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns which are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

This prospectus describes a contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account Options and/or Variable Account Options. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned.

For specific information about the Variable Account Options, you should refer to the mutual fund prospectuses you have been given with this document. You should keep these prospectuses to help answer any questions you may have in the future.


Following this introduction is a summary of the major features and options of Portfolio Director. It is intended to provide you with a brief overview of those sections discussed in more detail in this prospectus.


PARTICIPANT -- the individual,
(in most cases you are the
Participant) for whom
Purchase Payments are made.

FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER/PARTICIPANT EXPENSES(1)

  Maximum Surrender Charge(2)                                     5.00%

ACCOUNT MAINTENANCE FEE ($3.75 per quarter, annualized)(2)               $15

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net assets):


                                 MORTALITY    ADMINISTRATION     SEPARATE       TOTAL
                                    AND            AND            ACCOUNT      SEPARATE
                                  EXPENSE      DISTRIBUTION       EXPENSE      ACCOUNT
             FUND               RISK FEE(3)       FEE(3)       REIMBURSEMENT     FEE
             ----               -----------   --------------   -------------   --------
AGSPC Asset Allocation             0.25%           0.75%              --         1.00%
AGSPC Capital Conservation         0.25            0.75               --         1.00
AGSPC Government Securities        0.25            0.75               --         1.00
AGSPC Growth                       0.25            0.75               --         1.00
AGSPC Growth & Income              0.25            0.75               --         1.00
AGSPC International Equities       0.25            0.75               --         1.00
AGSPC International Government
  Bond                             0.25            0.75               --         1.00
AGSPC MidCap Index                 0.25            0.75               --         1.00
AGSPC Money Market                 0.25            0.75               --         1.00
AGSPC Science & Technology         0.25            0.75               --         1.00
AGSPC Small Cap Index              0.25            0.75               --         1.00
AGSPC Social Awareness             0.25            0.75               --         1.00
AGSPC Stock Index                  0.25            0.75               --         1.00
Dreyfus Variable Investment
  Fund -- Small Cap
  Portfolio(4)                     0.25            1.00            (0.15%)       1.10
Templeton Variable Product
  Series Fund
  Templeton Asset Allocation --
    Class 1                        0.25            1.00               --         1.25
  Templeton International --
    Class 1                        0.25            1.00               --         1.25


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):


                                              MANAGEMENT      OTHER      TOTAL FUND
                    FUND                         FEES      EXPENSES(5)    EXPENSES
                    ----                      ----------   -----------   ----------
AGSPC Asset Allocation(6)                        0.50%         0.04%       0.54%
AGSPC Capital Conservation                       0.50%         0.04%       0.54%
AGSPC Government Securities                      0.50%         0.04%       0.54%
AGSPC Growth                                     0.80%         0.04%       0.84%
AGSPC Growth & Income                            0.75%         0.05%       0.80%
AGSPC International Equities                     0.35%         0.05%       0.40%
AGSPC International
  Government Bond                                0.50%         0.05%       0.55%
AGSPC MidCap Index                               0.32%         0.04%       0.36%
AGSPC Money Market                               0.50%         0.04%       0.54%
AGSPC Science & Technology                       0.90%         0.05%       0.95%
AGSPC Small Cap Index                            0.35%         0.04%       0.39%
AGSPC Social Awareness                           0.50%         0.04%       0.54%
AGSPC Stock Index                                0.27%         0.04%       0.31%
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio                                      0.75%         0.02%       0.77%
Templeton Variable Product Series Fund
  Templeton Asset Allocation --
    Class 1                                      0.60%         0.18%       0.78%
  Templeton International --
    Class 1                                      0.69%         0.17%       0.86%



------------



(1) Premium taxes are not shown here, but may be charged by some states. See:
    "Premium Tax Charge" in this prospectus.


(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" and "Exceptions to Surrender Charge" in this prospectus.


(3) Reductions in the mortality and expense risk fee or administration and distribution fee may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.


(4) For this Fund the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to this Division are reduced by an amount equal to payments from the underlying Fund or its affiliate for administrative and shareholder services provided by the Company. The Fund and/or its affiliate pays a monthly administrative or shareholder service fee to the Company of 0.15%. See "Fees and Charges -- Separate Account Expense Reimbursement" in this prospectus for more information.


(5) OTHER EXPENSES includes custody, accounting, reports to shareholders, audit, legal and other miscellaneous expenses.


(6) The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

EXAMPLE #1 -- If you do not surrender Portfolio Director at the end of the period shown or you receive Payout Payments under a Payout Option:

--------------------------------------------------------------------------------

Total Expenses. You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract without a surrender charge imposed, invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
AGSPC Asset Allocation Division 5                    $16      $ 50      $ 87       $189
AGSPC Capital Conservation Division 7                $16      $ 50      $ 87       $189
AGSPC Government Securities Division 8               $16      $ 50      $ 87       $189
AGSPC Growth Division 15                             $19      $ 59      $102       $221
AGSPC Growth & Income Division 16                    $19      $ 58      $100       $217
AGSPC International Equities Division 11             $15      $ 46      $ 79       $174
AGSPC International Government Bond Division 13      $16      $ 50      $ 87       $190
AGSPC MidCap Index Division 4                        $14      $ 45      $ 77       $169
AGSPC Money Market Division 6                        $16      $ 50      $ 87       $189
AGSPC Science & Technology Division 17               $20      $ 63      $108       $233
AGSPC Small Cap Index Division 14                    $15      $ 46      $ 79       $173
AGSPC Social Awareness Division 12                   $16      $ 50      $ 87       $189
AGSPC Stock Index Division 10                        $14      $ 43      $ 74       $164
Dreyfus Variable Investment Fund -- Small Cap
  Division 18                                        $19      $ 60      $104       $225
Templeton Variable Product Series Fund
  Templeton Asset Allocation -- Class 1 Division 19  $21      $ 65      $112       $241
  Templeton International -- Class 1 Division 20     $22      $ 68      $116       $250



EXAMPLE #2 -- If you surrender Portfolio Director at the end of the period shown:

--------------------------------------------------------------------------------

Total Expenses: You would pay the following expenses on a $1,000 investment under a typical Portfolio Director Contract invested in a single Separate Account Division as listed below, assuming a 5% annual return on assets:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
AGSPC Asset Allocation Division 5                    $63      $100      $137       $189
AGSPC Capital Conservation Division 7                $63      $100      $137       $189
AGSPC Government Securities Division 8               $63      $100      $137       $189
AGSPC Growth Division 15                             $66      $109      $152       $221
AGSPC Growth & Income Division 16                    $65      $108      $150       $217
AGSPC International Equities Division 11             $61      $ 96      $129       $174
AGSPC International Government Bond Division 13      $63      $100      $137       $190
AGSPC MidCap Index Division 4                        $61      $ 95      $127       $169
AGSPC Money Market Division 6                        $63      $100      $137       $189
AGSPC Science & Technology Division 17               $67      $112      $158       $233
AGSPC Small Cap Index Division 14                    $61      $ 96      $129       $173
AGSPC Social Awareness Division 12                   $63      $100      $137       $189
AGSPC Stock Index Division 10                        $60      $ 93      $124       $164
Dreyfus Variable Investment Fund -- Small Cap
  Division 18                                        $66      $110      $154       $225
Templeton Variable Product Series Fund
  Templeton Asset Allocation -- Class 1 Division 19  $67      $114      $162       $241
  Templeton International -- Class 1 Division 20     $68      $117      $166       $250



Note: These examples should not be considered representations of past or future expenses for VALIC Separate Account A or for any Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The purpose of the Fee Table above is to help Contract Owners and Participants understand the various expenses of VALIC Separate Account A and the Funds which are, in effect, passed on to the Contract Owners and Participants.


This Fee Table, shows all charges and expenses which may be deducted from the assets of VALIC Separate Account A and from the Funds in which VALIC Separate Account A invests. For a further description of these charges and expenses, see "Fees and Charges" in this prospectus and "Investment Adviser" in the Series Company Prospectus and "Management of the Fund" in the Dreyfus Small Cap Portfolio Prospectus and "Management of the Trust" in the Templeton Variable Products Series Fund Prospectus. Any and all limitations on total charges and expenses are reflected in this Fee Table.

SUMMARY

--------------------------------------------------------------------------------

Portfolio Director is VALIC's combination fixed and variable annuity that offers you a wide choice of investment options and flexibility. A summary of Portfolio Director's major features is presented below. For a more detailed discussion of the Portfolio Director Contract, please read the entire prospectus carefully.

FIXED AND VARIABLE OPTIONS


Portfolio Director offers you a choice from among 16 Variable Account Options and two Fixed Account Options. There may be certain limitations on how many investment options you may invest in.


--------------------------------------------------------------------------------


                    FIXED ACCOUNT
                    OPTIONS
----------------------------------------------------------------------------------------------------------------------------------
FIXED               Fixed                       Guaranteed high current             --                     --
OPTIONS             Account Plus                interest income
                    --------------------------------------------------------------------------------------------------------------
                    Short-Term                  Guaranteed current                  --                     --
                    Fixed Account               interest income
----------------------------------------------------------------------------------------------------------------------------------
                    VARIABLE ACCOUNT            INVESTMENT
                    OPTIONS                     STRATEGY                            ADVISER                SUBADVISER
----------------------------------------------------------------------------------------------------------------------------------
INDEX               AGSPC International         Growth through investments          VALIC                  N/A
EQUITY              Equities Fund               tracking
FUNDS                                           the EAFE Index
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC MidCap                Growth through investments          VALIC                  Bankers Trust
                    Index Fund                  tracking the S&P MidCap                                    Company(1)
                                                400(R) Index
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Small Cap             Growth through investments          VALIC                  Bankers Trust
                    Index Fund                  tracking the Russell                                       Company(1)
                                                2000(R) Index
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Stock                 Growth through investments          VALIC                  Bankers Trust
                    Index Fund                  tracking the S&P 500(R)                                    Company(1)
                                                Index
----------------------------------------------------------------------------------------------------------------------------------
ACTIVELY            AGSPC Growth                Growth through investments          VALIC                  T. Rowe Price
MANAGED             Fund                        in service sector companies                                Associates, Inc.
EQUITY              --------------------------------------------------------------------------------------------------------------
FUNDS               AGSPC Growth                Growth and income through           VALIC                  N/A
                    & Income                    investments in stocks or
                    Fund                        securities convertible into
                                                stocks
                    --------------------------------------------------------------------------------------------------------------
                    Dreyfus Variable            Growth through investments          The Dreyfus            N/A
                    Investment Fund --          in smaller companies                Corporation
                    Small Cap Portfolio
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                   Long-term capital growth; invest    Templeton              N/A
                    International               primarily in stocks and debt        Investment Counsel
                    Fund -- Class 1             obligations of companies outside    Inc.
                                                the U.S., including emerging
                                                markets
----------------------------------------------------------------------------------------------------------------------------------
INCOME              AGSPC Capital               Income and possible growth          VALIC                  N/A
FUNDS               Conservation                through investments in high
                    Fund                        quality debt securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Government            Income and possible growth          VALIC                  N/A
                    Securities                  through investments in
                    Fund                        intermediate & long-term
                                                government debt securities
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC International         Income and possible growth          VALIC                  N/A
                    Government                  through investments in high
                    Bond Fund                   quality foreign government
                                                debt securities
----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY           AGSPC Science               Growth through investments in       VALIC                  T. Rowe Price
FUNDS               & Technology                stocks of companies which                                  Associates, Inc.
                    Fund                        benefits from development of
                                                science and technology
                    --------------------------------------------------------------------------------------------------------------
                    AGSPC Social                Growth through investments in       VALIC                  N/A
                    Awareness                   stocks of companies meeting
                    Fund                        social criteria of the Fund
----------------------------------------------------------------------------------------------------------------------------------
MONEY               AGSPC Money                 Income through investments in       VALIC                  N/A
MARKET              Market                      short-term money market
FUND                Fund                        securities
----------------------------------------------------------------------------------------------------------------------------------
ASSET               AGSPC Asset                 Maximum return through              VALIC                  N/A
ALLOCATION          Allocation                  investments in a mix of stocks,
FUNDS               Fund                        bonds and money market
                                                securities
                    --------------------------------------------------------------------------------------------------------------
                    Templeton                   High level of total return;         Templeton              N/A
                    Asset                       through a flexible policy of        Investment Counsel
                    Allocation                  investing in stocks and debt        Inc.
                    Fund -- Class 1             obligations of any nation,
                                                including emerging markets,
                                                and money market investments


--------------------------------------------------------------------------------


(1) Bankers Trust Company (the "Sub-Adviser") is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

--------------------------------------------------------------------------------


A detailed description of the investment objective of each Mutual Fund can be found in the section of the prospectus entitled "Variable Account Options," and also in the current prospectus for each Fund mentioned.


INTEREST GUARANTEED DEATH BENEFIT
Portfolio Director offers a death benefit with an interest guarantee when death occurs prior to your reaching age 70.

This contract provision is not available in some states.

LOANS
Portfolio Director offers a tax-free loan provision for tax-qualified contracts that gives you access to your money in either of the Fixed Account Options, subject to a minimum loan amount of $1,000. The availability of loans is subject to government regulations, as well as your employer's plan provisions.

Keep in mind that tax laws place restrictions on withdrawals (i.e. loans which are not repaid) if made prior to age 59 1/2.

TRANSFERS
There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. In Fixed Account Plus, up to 20% of your Account Value may be transferred during each contract year to other investment options.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each contract year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-621-7792. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

FEES AND CHARGES

ACCOUNT MAINTENANCE FEE
If any of your account is invested in Variable Account Options, a quarterly account maintenance fee of $3.75 is charged to your account. If you invest only in Fixed Account Options during a calendar quarter no account maintenance fee is assessed. Reductions in the account maintenance fee may be available if certain conditions are met.

SURRENDER CHARGE
Under some circumstances a surrender charge is made to your account. These situations are discussed in detail in the section of the prospectus entitled "Fees and Charges -- Surrender Charge." When this happens the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you made to your account during the last 60 months. Withdrawals are always subject to your plan provisions and federal tax restrictions, which generally include a tax penalty on withdrawals made prior to age 59 1/2.

PREMIUM TAX CHARGE

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.


SEPARATE ACCOUNT CHARGES
Depending on the Variable Account Option you choose, you may incur a mortality and expense risk fee and an administration and distribution fee computed at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. Reductions in the mortality and expense risk fee and administration and distribution fee may be available for plan types meeting certain criteria.

FUND ANNUAL EXPENSE CHARGE
A daily charge based on a percentage of each Fund's average daily net asset value is payable by each Fund to its investment adviser. In addition to the management fees, each Fund incurs other operating expenses which may vary.

Since some of these fees may not apply to your contract, consult your VALIC Retirement Plan Specialist to see how these provisions apply to you.

Separate Account
Expense Reimbursement

The Company will reimburse to certain Divisions any fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.


PAYOUT OPTIONS
When you withdraw your money, you can select from several payout options: a lifetime annuity (which guarantees payment for as long as you live), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

FEDERAL TAX INFORMATION
Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs which receive favorable tax treatment under federal law.

PURCHASE REQUIREMENTS
Purchase Payments may be made at any time and in any amount, subject to plan limitations.

To learn more about the
INTEREST GUARANTEED DEATH
BENEFIT, refer to the section
in the prospectus entitled
"Death Benefits."

More information on FEES
may be found in the
prospectus under the
headings "FEES AND CHARGES"
AND "FEE TABLE."

For a more detailed
discussion of these income
tax provisions, see the
"FEDERAL TAX MATTERS"
section of the prospectus and
of the Statement of Additional
Information.

For more information on
PURCHASE PAYMENTS, refer
to the "Purchase Period"
section of the prospectus.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


                                                                                            AGSPC                      AGSPC
                                         AGSPC        AGSPC         AGSPC       AGSPC      GROWTH &      AGSPC      INTERNATIONAL
                                         ASSET       CAPITAL     GOVERNMENT     GROWTH      INCOME    INTERNATIONAL  GOVERNMENT
                                       ALLOCATION  CONSERVATION  SECURITIES    DIVISION    DIVISION     EQUITIES        BOND
                                       DIVISION 5   DIVISION 7   DIVISION 8       15          16      DIVISION 11   DIVISION 13
                                       ----------  ------------  -----------  ----------  ----------  ------------  ------------
December 31, 1998
 Purchase Units in Force               60,237,818   28,751,662   53,729,671   494,997,997 129,550,695 101,811,751    97,473,851
 Purchase Units Value                  $3.772519     $2.085846    $2.111727   $2.428587   $2.201234     $1.454644     $1.728006
December 31, 1997
 Accumulation Units in Force           53,307,351   28,242,598   45,034,894   453,172,490 132,434,555 122,716,744   111,480,591
 Accumulation Unit Value               $3.219282     $1.962239    $1.957755   $2.076503   $1.940905     $1.237299     $1.490645
December 31, 1996
 Purchase Units in Force               65,292,617   30,286,494   47,130,169   366,272,509 108,341,635 156,226,314   112,601,593
 Purchase Unit Value                   $2.651899     $1.825549    $1.815651   $1.733324   $1.583056     $1.222906     $1.582230
December 31, 1995
 Purchase Units in Force               75,851,431   29,573,808   39,847,053   164,417,848 51,779,089  172,564,018    73,369,250
 Purchase Unit Value                   $2.411022     $1.812011    $1.799475   $1.466652   $1.296577     $1.156454     $1.530780
December 31, 1994
 Purchase Units in Force               89,377,860   26,859,219   26,667,073   32,633,370  12,386,602  187,749,916    25,691,713
 Purchase Unit Value                   $1.951533     $1.515278    $1.547150   $1.001834   $0.993168     $1.054460     $1.301357
July 11, 1994
 Purchase Unit Value(1)                $1.916765     $1.506490    $1.532417    $.959407    $.959637     $1.085960     $1.316282


------------


(1) Purchase Unit Value At Date Of Inception.

--------------------------------------------------------------------------------


                                                                                               DREYFUS
                                                                                              VARIABLE
                                                                                             INVESTMENT
    AGSPC          AGSPC          AGSPC          AGSPC          AGSPC                           FUND
   MIDCAP          MONEY        SCIENCE &      SMALL CAP       SOCIAL          AGSPC         ----------
    INDEX          MARKET       TECHNOLOGY       INDEX        AWARENESS     STOCK INDEX       SMALL CAP
DIVISION 4(2)    DIVISION 6    DIVISION 17    DIVISION 14    DIVISION 12   DIVISION 10(3)    DIVISION 18
-------------    ----------    -----------    -----------    -----------   --------------    -----------
 169,039,887    147,547,688    418,601,069    107,321,015    114,382,494    691,680,049      474,215,229
   $5.029093      $1.742617      $3.216190      $2.100506     $3.762308       $4.772052        $1.690786
 171,065,657     84,182,521    397,842,959    106,279,077    81,577,104     615,053,124      479,851,525
   $4.269122      $1.673590      $2.285739      $2.163595     $2.985333       $3.753436        $1.770622
 172,816,978     75,124,095    315,809,646    103,320,842    46,574,016     536,806,965      428,883,250
   $3.272588      $1.607212      $2.250471      $1.785442     $2.252673       $2.848437        $1.534694
 172,613,690     51,907,757    187,862,232     98,335,995    32,750,120     455,255,243      267,735,219
   $2.782677      $1.545802      $1.997175      $1.544896     $1.835102       $2.343900        $1.332904
 171,442,018     75,765,781     42,726,137    100,383,839    29,015,764     416,234,288       85,169,871
   $2.153183      $1.479129      $1.247713      $1.222329     $1.333899       $1.724134        $1.043156
   $2.110512      $1.455537       $.950431      $1.180915     $1.328889       $1.668065        $1.000000

                    TEMPLETON VARIABLE
                     PRODUCTS SERIES
                           FUND
               ----------------------------
                TEMPLETON
    AGSPC         ASSET         TEMPLETON
   MIDCAP       ALLOCATION    INTERNATIONAL
    INDEX        CLASS 1         CLASS 1
DIVISION 4(2)  DIVISION 19     DIVISION 20
-------------  -----------    -------------
 169,039,887   190,963,707     452,419,089
   $5.029093     $1.695764       $1.700398
 171,065,657   196,150,946     463,174,350
   $4.269122     $1.613943       $1.575168
 172,816,978   137,384,670     378,581,949
   $3.272588     $1.414844       $1.399702
 172,613,690    78,494,505     219,124,926
   $2.782677     $1.205181       $1.142586
 171,442,018    32,807,602      71,716,511
   $2.153183     $0.995860       $0.999282
   $2.110512     $1.000000       $1.000000



(2) Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. Historical purchase unit values prior to October 1, 1991 reflect investment experience before these changes.



(3) Effective with the merger of Quality Growth Fund into Stock Index Fund on May 1, 1992, Quality Growth Division 9 was merged into Stock Index Division
    10. The merger of Divisions was accomplished by an exchange of units of Quality Growth Division 9 for units of Stock Index Division 10 of equivalent value as calculated at the close of business on April 30, 1992.


Financial statements of VALIC Separate Account A are included in the Statement of Additional Information, which is available upon request. Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract of the type invested in each column shown. The unit value of each Division of VALIC Separate Account A will not be the same on any given day as the net asset value per share of the underlying Fund of the Series Company and the other mutual fund portfolios described in this prospectus in which that Division invests. This is because each unit value consists of the underlying share's net asset value minus the charges to VALIC Separate Account A. In addition, dividends declared by the underlying Fund are reinvested by the Division in additional shares. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in VALIC Separate Account A does not change as a result of such distributions.

GENERAL INFORMATION

--------------------------------------------------------------------------------

ABOUT PORTFOLIO DIRECTOR

Portfolio Director was developed to help you save money for your retirement. It offers you a combination of fixed and variable investment options that you can invest in to help you reach your retirement savings goals. Your contributions to Portfolio Director can come from different sources, like payroll deductions or money transfers. Your retirement savings process with Portfolio Director will involve two stages: the Purchase Period; and the Payout Period. The first is when you make contributions into Portfolio Director called "Purchase Payments." The second, is when you receive your retirement payouts. For more information, see "Purchase Period" and the "Payout Period" in this prospectus.

You may choose, depending upon your retirement savings goals, your personal risk tolerances, and your retirement plan, to invest in the Fixed Account Options and/or the Variable Account Options described in this prospectus. When you decide to retire, or otherwise withdraw your money, you can select from a wide array of payout options including both fixed and variable payments. In addition, this prospectus will describe for you all fees and charges that may apply to your participation in Portfolio Director.

ABOUT VALIC


We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have Regional Offices throughout the United States. The addresses for these offices are given in the back of this prospectus.


VALIC is a member of the American General Corporation group of companies. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively provide financial services with activities heavily weighted toward insurance.


VALIC is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.


ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to Portfolio Director's Variable Account Options, you will be sending that money through VALIC's Separate Account A. You do not invest directly in the Mutual Funds made available in Portfolio Director. VALIC's Separate Account A invests in the Mutual Funds on behalf of your account.
VALIC Separate Account A is made up of what we call "Divisions." Sixteen Divisions are available and represent the Variable Account Options in Portfolio Director. Each of these Divisions invests in a different Mutual Fund made available through Portfolio Director. For example, Division Ten represents and invests in the AGSPC Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.


VALIC established Separate Account A on July 25, 1979 under Texas insurance law to allow you to be able to invest in a number of Variable Account Options available in Portfolio Director. VALIC Separate Account A is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 ("Act"). Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.


VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Portfolio Director, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. As stated in Portfolio Director, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Portfolio Director be held exclusively for the benefit of the contract owner, participants, annuitants, and beneficiaries of Portfolio Director. When we discuss performance information in this prospectus, we mean the performance of a VALIC Separate Account A Division.

UNITS OF INTERESTS

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

ALL INQUIRIES REGARDING
PORTFOLIO DIRECTOR
may be directed to your
VALIC Regional Office at
the addresses shown in the
back of this prospectus.

MUTUAL FUND OR FUND --
the investment portfolio(s)
of a registered open-end
management investment
company, which serves as
the underlying investment
vehicle for each Division
represented in VALIC
Separate Account A.

FOR MORE INFORMATION ABOUT
VALIC, see the Statement of
Additional Information

--------------------------------------------------------------------------------


DISTRIBUTION OF THE CONTRACTS



A.G. Distributors, Inc. ("A.G. Distributors"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.



VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. In addition, VALIC will pay managers who supervise the agents overriding commissions ranging up to 1% of each Purchase Payment. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.



A.G. Distributors -- our
address is 2929 Allen
Parkway, Houston,
Texas 77019.



For more information
about A.G. DISTRIBUTORS,
see the Statement of
Additional Information

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


Portfolio Director enables you to participate in Divisions that represent sixteen Variable Account Options. These Divisions comprise all of the Variable Account Options that are made available to you through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all sixteen Variable Account Options described in this prospectus. See "About VALIC Separate Account A" in this prospectus.


Each individual Division represents and invests, through VALIC's Separate Account A, in specific mutual funds. These mutual funds serve as the investment vehicles for Portfolio Director and include:

- American General Series Portfolio

  Company (AGSPC) -- offers 13 funds, for which VALIC serves as investment adviser, for 2 of such funds, T. Rowe Price & Associates, Inc. serves as investment sub-adviser and for 3 of such funds, Bankers Trust Company serves as investment sub-adviser.


- Dreyfus Variable Investment Fund -- offers 1 fund, for which The Dreyfus Corporation serves as investment adviser.

- Templeton Variable Products Series -- offers 2 funds, for which Templeton Investment Counsel, Inc. serves as investment adviser.

Each of these Funds (except for AGSPC's International Government Bond Fund which is a non-diversified fund) is registered as a diversified open-end, management investment company and is regulated under the Investment Company Act of 1940. For complete information about each of these Funds, including charges and expenses, you should refer to the prospectus for that Fund. Additional copies are available from VALIC or you may contact your VALIC Regional Office at the addresses shown in the back of this prospectus.

Shares of the Dreyfus Small Cap Portfolio, the Templeton Asset Allocation Fund, and the Templeton International Fund are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding. These risks are discussed in each Fund's prospectus.

SUMMARY OF FUNDS


A brief summary of the investment objectives of each mutual fund is shown below. In addition to the investment objectives, the Account Value of an assumed $10,000 investment in each of the Divisions is shown in both table and graph form as well as the Standard Average Annual Total Return for a 1, 3, 5 and 10 year period, if available. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception. The performance information in the tables and graphs will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. The Account Values shown in the graphs reflect Separate Account performance based on the performance of the underlying Fund for the last 10 fiscal years or, since inception of the underlying Fund if for less than 10 years. The returns shown in the tables reflect for the AGSPC Funds actual historical performance of the related Separate Account Divisions. The returns shown in the tables for the other Funds (Divisions 18-20) reflect actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and hypothetical performance is based on the actual performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period. Investment return and principal value will fluctuate with market conditions, and for foreign investments, currencies and the economic and political climates of the countries where investments are made. Past performance cannot predict or guarantee future results.



The Standard Average Annual Total Return figures show the average percentage change in the value of an investment in a Division from the beginning to the end of the historical periods shown below. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of the specified period. Premium taxes are not deducted. This information is calculated for each Division based on how an initial investment of $1,000 performed at the end of the specified periods shown.



For more information about how these returns were calculated including a statement of the charges reflected and tables showing historical performance information, see "How to Review Investment Performance of Separate Account Divisions" in this prospectus.


VARIABLE ACCOUNT
OPTIONS -- investment
options that correspond
to Separate Account
Divisions offered by
Portfolio Director.
Investment returns on
Variable Account
Options may be positive
or negative depending on
the investment
performance of the
underlying Mutual Fund.

AGSPC

ASSET ALLOCATION FUND*

(Division 5)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   --------
        01/01/89            $10,000
        12/31/89             11,581
        12/31/90             11,189
        12/31/91             13,442
        12/31/92             13,212
        12/31/93             14,294
        12/31/94             13,967
        12/31/95             17,255
        12/31/96             18,979
        12/31/97             23,040
        12/31/98             26,999



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

AGSPC

CAPITAL CONSERVATION FUND**

(Division 7)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   --------
        01/01/89            $10,000
        12/31/89             11,063
        12/31/90             10,922
        12/31/91             12,669
        12/31/92             13,626
        12/31/93             15,108
        12/31/94             14,044
        12/31/95             16,795
        12/31/96             16,920
        12/31/97             18,187
        12/31/98             19,333



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund. The Standard Average Annual Total Return for the Division for the 1, 3, 5 and 10 year period was 12.12%, 14.76%, 12.85% and 10.33%, respectively. The Division commenced operations on September 6, 1983.



** The Standard Average Annual Total Return for the AGSPC Capital Conservation
   Fund Division 7 for the 1, 3, 5 and 10 year period was 1.46%, 3.19%, 4.12% and 6.71%, respectively. The Division commenced operations on January 16, 1986.

AGSPC
GOVERNMENT SECURITIES

FUND*

(Division 8)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,103
        12/31/90             11,648
        12/31/91             13,231
        12/31/92             14,044
        12/31/93             15,406
        12/31/94             14,567
        12/31/95             16,943
        12/31/96             17,095
        12/31/97             18,433
        12/31/98             19,883



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31
AGSPC

GROWTH FUND**

(Division 15)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities.


 Annual Value of a $10,000
  Stipulated Payment made
       April 29,1994           $ Value
----------------------------   -------
          04/29/94             $10,000
          12/31/94              10,018
          12/31/95              14,667
          12/31/96              17,333
          12/31/97              20,765
          12/31/98              24,286


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Government Securities Fund Division 8 for the 1, 3, 5 and 10 year period was 2.95%, 3.88%, 4.30% and 7.01%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Growth Fund Division
   15 for the 1 and 3 year period and since inception was 11.89%, 17.02% and 20.28%, respectively. The Division commenced operations on April 29, 1994.

AGSPC

GROWTH & INCOME FUND*

(Division 16)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.


 Annual Value of a $10,000
  Stipulated Payment made
       April 29, 1994          $ Value
----------------------------   -------
          04/29/94             $10,000
          12/31/94               9,932
          12/31/95              12,966
          12/31/96              15,831
          12/31/97              19,409
          12/31/98              22,012


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31
AGSPC

INTERNATIONAL EQUITIES FUND**

(Division 11)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the EAFE Index.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,284
        12/31/90              8,134
        12/31/91              8,952
        12/31/92              7,671
        12/31/93              9,864
        12/31/94             10,545
        12/31/95             11,565
        12/31/96             12,229
        12/31/97             12,373
        12/31/98             14,546


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Growth & Income Fund Division 16 for the 1 and 3 year period and since inception was 8.35%, 18.03% and 17.71%, respectively. The Division commenced operations on April 29, 1994.



** The Standard Average Annual Total Return for the AGSPC International Equities
   Fund Division 11 for the 1, 3 and 5 year period and since inception was 12.50%, 6.42%, 7.23% and 4.02%, respectively. The Division commenced operations on October 2, 1989.

AGSPC
INTERNATIONAL GOVERNMENT

BOND FUND*

(Division 13)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks high current income through investments primarily in high quality debt securities issued or guaranteed by foreign governments.


Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             10,905
        12/31/92             11,128
        12/31/93             12,583
        12/31/94             13,014
        12/31/95             15,308
        12/31/96             15,822
        12/31/97             14,906
        12/31/98             17,280


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991
                                    [CHART]

                            PERIOD ENDED DECEMBER 31
AGSPC

MIDCAP INDEX FUND**

(Division 4)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400(R) Index***.






Annual Value of a $10,000
 Stipulated Payment made
     October 1, 1991        $ Value
-------------------------   -------
        10/01/91            $10,000
        12/31/91             11,163
        12/31/92             12,143
        12/31/93             13,574
        12/31/94             12,936
        12/31/95             16,718
        12/31/96             19,661
        12/31/97             25,648
        12/31/98             30,214


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 1, 1991
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC International Government Bond Fund Division 13 for the 1, 3 and 5 year period and since inception was 10.86%, 2.49%, 5.66% and 7.73%, respectively. The Division commenced operations on October 1, 1991.



 ** The Standard Average Annual Total Return for the AGSPC MidCap Index Fund
    Division 4 for the 1, 3, and 5 year period and since inception was 12.74%, 20.59%, 16.71% and 16.36%, respectively. The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. On October 1, 1991, the Fund underlying the AGSPC MidCap Index Fund Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


*** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). Neither the AGSPC MidCap Index Fund nor the AGSPC Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

AGSPC

MONEY MARKET FUND*

(Division 6)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.


Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             10,792
        12/31/90             11,530
        12/31/91             12,048
        12/31/92             12,316
        12/31/93             12,521
        12/31/94             12,867
        12/31/95             13,447
        12/31/96             13,982
        12/31/97             14,559
        12/31/98             15,160



                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31
AGSPC

SCIENCE & TECHNOLOGY FUND**

(Division 17)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology.


Annual Value of a $10,000
 Stipulated Payment made       $
     April 29, 1994          Value
-------------------------   -------
        04/29/94            $10,000
        12/31/94             12,477
        12/31/95             19,972
        12/31/96             22,505
        12/31/97             22,857
        12/31/98             32,162


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                     STIPULATED PAYMENT MADE APRIL 29, 1994
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the AGSPC Money Market Fund Division 6 for the 1, 3, 5 and 10 year period was (0.62%), 2.44%, 2.92% and 4.14%, respectively. The Division commenced operations on January 16, 1986.



** The Standard Average Annual Total Return for the AGSPC Science & Technology
   Fund Division 17 for the 1 and 3 year period and since inception was 35.63%, 15.90% and 27.89%, respectively. The Division commenced operations on April 29, 1994.

AGSPC

SMALL CAP INDEX FUND*

(Division 14)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to provide growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(R) Index.**



Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92             11,128
        12/31/93             12,772
        12/31/94             12,223
        12/31/95             15,449
        12/31/96             17,854
        12/31/97             21,636
        12/31/98             21,005


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992
                                    [CHART]

                            PERIOD ENDED DECEMBER 31
AGSPC

SOCIAL AWARENESS FUND***

(Division 12)
---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund.


Annual Value of a $10,000
 Stipulated Payment made
     October 2, 1989        $ Value
-------------------------   -------
        10/02/89            $10,000
        12/31/89             10,100
        12/31/90              9,877
        12/31/91             12,506
        12/31/92             12,795
        12/31/93             13,670
        12/31/94             13,339
        12/31/95             18,351
        12/31/96             22,527
        12/31/97             29,853
        12/31/98             37,623


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE OCTOBER 2, 1989
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Small Cap Index Fund Division 14 for the 1, 3 and 5 year period and since inception was (7.34)%, 9.33%, 9.68% and 11.66%, respectively. The Division commenced operations on May 1, 1992.



 ** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
    Trust Company. Russell(TM) is a trademark of the Frank Russell Company.



*** The Standard Average Annual Total Return for the AGSPC Social Awareness Fund
    Division 12 for the 1, 3 and 5 year period and since inception was 20.96%, 25.91%, 21.88% and 15.29%, respectively. The Division commenced operations on October 2, 1989.

AGSPC

STOCK INDEX FUND*

(Division 10)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index(R)**.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             12,788
        12/31/90             12,171
        12/31/91             15,543
        12/31/92             16,411
        12/31/93             17,853
        12/31/94             17,799
        12/31/95             24,197
        12/31/96             29,406
        12/31/97             38,748
        12/31/98             49,264


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31

DREYFUS VARIABLE INVESTMENT FUND -- SMALL CAP PORTFOLIO***

(Division 18)

---------------------------------------------------------------

INVESTMENT OBJECTIVE

Seeks to maximize capital appreciation and invests principally in common stocks. This Fund will be particularly alert to companies which The Dreyfus Corporation considers to be emerging smaller-size companies which are believed to be characterized by new or innovative products, services, or processes which should enhance prospects for growth in future earnings.


Annual Value of a $10,000
 Stipulated Payment made
     August 31, 1990        $ Value
-------------------------   --------
        08/31/90            $ 10,000
        12/31/90              10,168
        12/31/91              26,105
        12/31/92              44,181
        12/31/93              73,477
        12/31/94              78,125
        12/31/95              99,825
        12/31/96             114,938
        12/31/97             132,607
        12/31/98             126,628


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                    STIPULATED PAYMENT MADE AUGUST 31, 1990
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


  * The Standard Average Annual Total Return for the AGSPC Stock Index Fund Division 10 for the 1, 3, 5 and 10 year period was 22.07%, 25.61%, 21.95% and 17.19%, respectively. The Division commenced operations on April 20, 1987.



 ** "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.



*** The Standard Average Annual Total Return for the Dreyfus Variable Investment
    Fund-Small Cap Portfolio Division 18 for the 1 and 3 year period and since inception was (8.86)%, 6.73% and 11.61%, respectively. The Division commenced operations on July 11, 1994.

TEMPLETON ASSET


ALLOCATION FUND*


Class 1 Shares

(Division 19)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks a high level of total return. The Fund tries to achieve its investment goal through a flexible policy of investing in the following market segments: stocks and debt securities of any nation, including emerging markets, and money market instruments.



Annual Value of a $10,000
 Stipulated Payment made
     January 1, 1989        $ Value
-------------------------   -------
        01/01/89            $10,000
        12/31/89             11,186
        12/31/90             10,164
        12/31/91             12,821
        12/31/92             13,685
        12/31/93             17,050
        12/31/94             16,328
        12/31/95             19,759
        12/31/96             23,197
        12/31/97             26,461
        12/31/98             27,803


                    VALUE AT MONTHLY INTERVALS OF A $10,000

                    STIPULATED PAYMENT MADE JANUARY 1, 1989

                                    [CHART]

                            PERIOD ENDED DECEMBER 31


TEMPLETON INTERNATIONAL FUND**


Class 1 Shares

(Division 20)

---------------------------------------------------------------

INVESTMENT OBJECTIVE


Seeks to achieve long-term capital growth. The Fund invests primarily in stocks and debt obligations of companies outside the United States, including emerging markets. Any income realized will be incidental.



Annual Value of a $10,000
 Stipulated Payment made
       May 1, 1992          $ Value
-------------------------   -------
        05/01/92            $10,000
        12/31/92              9,311
        12/31/93             13,549
        12/31/94             13,077
        12/31/95             14,952
        12/31/96             18,317
        12/31/97             20,613
        12/31/98             22,251


                    VALUE AT MONTHLY INTERVALS OF A $10,000
                      STIPULATED PAYMENT MADE MAY 1, 1992
                                    [CHART]

                            PERIOD ENDED DECEMBER 31


 * The Standard Average Annual Total Return for the Templeton Asset Allocation Fund -- Class 1 Division 19 for the 1 and 3 year period and since inception was 0.29%, 10.63% and 11.69%, respectively. The Division commenced operations on July 11, 1994.



** The Standard Average Annual Total Return for the Templeton International
   Fund -- Class 1 Division 20 for the 1 and 3 year period and since inception was 3.04%, 12.80% and 11.76%, respectively. The Division commenced operations on July 11, 1994.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. The Purchase Period can also end when a Portfolio Director account is surrendered before the Payout Period. The amount, number, and frequency of your Purchase Payments is determined by the retirement plan for which Portfolio Director was purchased.

PURCHASE PAYMENTS
You may establish an account only through a VALIC representative. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. Your employer is usually responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account. Purchase Payments can also be made by you for IRAs and certain non-qualified contracts ("individual contracts.")

Minimum initial and subsequent Purchase Payments are as follows:

                         Initial    Subsequent
     Contract Type       Payment     Payment
     -------------       -------    ----------
Periodic Payment         $   30        $ 30
Single Payment           $1,000         -0-


Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.


Purchase Payments are received in VALIC's Home Office. When an initial Purchase Payment is accompanied by an application, within 2 business days we will:

- Accept the Application -- and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount to the Fixed Account Option or Variable Account Option selected;

- Reject the Application -- and return the Purchase Payment; or


- Request Additional Information -- to correct or complete the application. In the case of an individual variable annuity contract, we will return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify.


If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. Under these circumstances, we will take one of the following actions:

  Return Purchase Payments. If we do not have your name, address or social security number, we will return the Purchase Payment to your employer unless this information is immediately provided to us.

  Employer-Directed Account. If we have your name, address and social security number and we have an Employer-Directed Account Agreement from your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in the AGSPC Money Market Division Option. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

  Starter Account. If we have your name, address and social security number, but we do not have an Employer-Directed Account Agreement from your employer, we will deposit your Purchase Payment in a "starter" account invested in the AGSPC Money Market Division. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. Unless a completed application or enrollment form is received by us within 105 days of establishment of your starter account, the account balance, including earnings, will be returned to your employer. We are not responsible for any adverse tax consequences to you that may result from the return of your employer's contributions.

PURCHASE UNITS
A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Units apply only to the Variable Account Options selected for your account. Purchase Unit values are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. New York time (see Calculation of Purchase Unit Value below for more information.) Purchase Units will be credited the same business day if Purchase Payments are received by our Home Office before the close of the Exchange. If not, they will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of your Variable Account Option will fluctuate.

CALCULATION OF PURCHASE UNIT VALUE
The Purchase Unit value for a Division is calculated as shown below:
Step 1: Calculate the gross investment rate:

  Gross Investment Rate
= (EQUALS)
  The Division's investment income
  and capital gains and losses
  (whether realized or unrealized) on
  that day from the assets
  attributable to the Division.
/ (DIVIDED BY)
  The value of the Division for
  the immediately preceding day on
  which the values are calculated.


PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director 2.



PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.


For more information as to
how PURCHASE UNIT VALUES
are calculated, see the
Statement of Additional
Information.

--------------------------------------------------------------------------------


We calculate the gross investment rate as of 4:00 p.m. New York time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

  Net Investment Rate
= (EQUALS)
  Gross Investment Rate
  (calculated in Step 1)
- (MINUS)
  Separate Account charges and any
  income tax charges.

Step 3: Determine Purchase Unit Value for that day.

  Purchase Unit Value for that day.
= (EQUALS)
  Purchase Unit Value for immediate
  preceding day.
X (MULTIPLIED BY)
  Net Investment Rate (as calculated
  in Step 2) plus 1.00.

CHOOSING INVESTMENT OPTIONS

There are 18 investment options offered in Portfolio Director. This includes 2 Fixed Account Options and 16 Variable Account Options. Unless provided otherwise, you may select and combine up to 7 of the 18 options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Act. The Fixed Account Options are not subject to regulation under the Act and are not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Fixed Account Options. However, federal securities law does require such data to be accurate and complete.


FIXED ACCOUNT OPTIONS

Each of the Fixed Account Options are part of the Company's general assets. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in "Summary" appearing in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. We bear the entire investment risk for the Fixed Account Option. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets.

Here is how you may calculate the value of your Fixed Account Option during the Purchase Period:

  Value of Your Fixed
  Account Options
= (EQUALS)
  All Purchase Payments made to the
  Fixed Account Options
+ (PLUS)
  Amounts transferred from Variable
  Account Options to the Fixed
  Account Options
+ (PLUS)
  All interest earned
- (MINUS)
  Amounts transferred or withdrawn
  from Fixed Account Options
  (including applicable fees and
  charges)

VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. A complete discussion of each of the Variable Account Options may be found in the "Variable Account Options" section in this prospectus. Based upon a Variable Account Option's Purchase Unit Value your account will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges"
section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in your account during the Purchase Period:

  Value of Your Variable Account Option
= (EQUALS)
  Total Number of Purchase Units
X (MULTIPLIED BY)
  Current Purchase Unit Value

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before your Portfolio Director account has been surrendered. The value of the Purchase Units will continue to vary. Your Account Value will continue to be subject to charges.



If your Account Value falls below $300, and you do not make any Purchase Payments for two years from the date we established your account, we may close the account and pay the Account Value (less any surrender charge) to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.


PURCHASE UNIT -- a
measuring unit used to
calculate your Account Value
during the Purchase Period.
The value of a Purchase Unit
will vary with the investment
experience of the Separate
Account Division you have
selected.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may transfer all or part of your Account Value between the various Fixed Account and Variable Account Options in Portfolio Director without a charge. Transfer instructions may be made either in writing or by telephone as discussed below. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below. Your employer's plan may also limit your rights to transfer.

DURING THE PURCHASE PERIOD
During the Purchase Period, transfers may be made between Portfolio Director's Fixed Account Options and Variable Account Options.

We currently permit transfers between Variable Account Options or from Variable Account Options to Fixed Account Options, at any time. We may, however, limit the number of transfers you can make.

Transfers are also permitted from the Fixed Account Options subject to the following limitations:

    FIXED                                        OTHER
ACCOUNT OPTION      VALUE       FREQUENCY     RESTRICTIONS
--------------  -------------  -----------    ------------
Fixed Account
 Plus:          Up to 20% per  At any time  None (1)
                contract year
                    100%       At any time  If Account Value
                                            is
                                            less than or
                                            equal
                                            to $500
Short-Term
 Fixed
 Account:        Up to 100%    At any time  90-day Holding
                                            Period If
                                            transfer was
                                            previously made
                                            into
                                            Short-Term Fixed
                                            Account.(2)

---------------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.

DURING THE PAYOUT PERIOD
During the Payout Period, transfers may be made between Portfolio Director's investment options subject to the following limitations:

                           % OF ACCOUNT
                ----------------------------------     OTHER
ACCOUNT OPTION      VALUE           FREQUENCY       RESTRICTIONS
--------------  -------------  -------------------  ------------
Variable:        Up to 100%    Once every 365 days      None
Combination
 Fixed
 and Variable
 Payout:         Up to 100%    Once every 365 days      None
                 of money in
                  variable
                option payout
Fixed:          Not permitted          --                --

COMMUNICATING TRANSFER OR
REALLOCATION INSTRUCTIONS
A written instruction to transfer or reallocate all or part of your Account Value between the various investment options in Portfolio Director, should be sent to VALIC's Home Office.

Instructions for transfers or reallocations may be made by calling 1-800-621-7792. Telephone transfers will be allowed unless we have been notified not to accept such telephone instructions. In this event, we must receive written instructions, in order to permit future telephone transfers to be made. Before a transfer will be made by telephone, you must give us the requested identifying information concerning your account(s).

Unless we have been instructed not to accept requests for telephone transfers, anyone may effect a telephone transfer if they furnish the requested information. You will bear any loss resulting from such instructions, whether the caller was specifically authorized by you or not.

No one that we employ or that represents VALIC may give telephone instructions on your behalf without VALIC's prior written permission. (This does not apply to a contract with the immediate family of an employee or representative of VALIC).

We will send you a confirmation of the completed transfer within 5 days from the date of your instruction. When you receive your confirmation, it is your duty to verify the information shown, and advise us of any errors within one business day.

You will bear the risk of loss arising from instructions received by telephone. We are not responsible for the authenticity of such instructions. Any telephone instructions which we reasonably believe to be genuine will be your responsibility. This includes losses from errors in communication. Telephone transfer instruction may not be made during the Payout Period. We reserve the right to stop telephone transfers at any time.

EFFECTIVE DATE OF TRANSFER
The effective date of a transfer will be:


- The date of receipt, if received in our Home Office before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. New York time); otherwise


- The next date values are calculated.

ACCOUNT VALUE -- the total
sum of your Fixed Account
and/or Variable Account
Options that have not yet
been applied to your Payout
Payments.

PURCHASE PERIOD -- the time
between your first Purchase
Payment and your Payout
Period (or surrender).

HOME OFFICE -- Our
principal office at 2929 Allen
Parkway, Houston, Texas
77019.

PAYOUT PERIOD -- the time
that starts when you begin to
withdraw your money in a
steady stream of payments.

FEES AND CHARGES
--------------------------------------------------------------------------------

By investing in Portfolio Director, you may be subject to six basic types of fees and charges:

- Account Maintenance Fee
- Surrender Charge
- Premium Tax Charge
- Separate Account Charges
- Fund Annual Expense Charge
- Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus.

ACCOUNT MAINTENANCE FEE

An account maintenance fee of $3.75 will be deducted on the last day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your Account to pay the account maintenance fee. If you invest only in Fixed Account Options during a calendar quarter, this fee will not apply. If all your money in a Variable Account Option is withdrawn, or transferred to a Fixed Account Option, the fee will be deducted at that time. The fee will be assessed equally among the Variable Account Options that make up your Account Value.

The account maintenance fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. We do not expect that the amount of fees we receive will be greater than our expenses.

The amount of the account maintenance fee may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if account maintenance fees may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section in this prospectus. If you have two or more accounts established under the same group contract, we may agree to deduct an account maintenance fee from only one account.

SURRENDER CHARGE


When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.


It is assumed that the most recent Purchase Payments are withdrawn first. No surrender charge will be applied unless an amount is actually withdrawn. We consider all Purchase Payments to be withdrawn before earnings are withdrawn.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge may not be greater than:

- Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

- Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again.

EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

- To money applied to provide a Payout Option;

- To death benefits;

- If no Purchase Payments have been received during the 60 months prior to the date of surrender;

- If your account has been in effect for 15 years or longer;

- If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

- To "No Charge Systematic Withdrawals";

- Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

PARTICIPANT YEAR -- the first
twelve month period and
then each yearly anniversary
of that period following the
issue date of the contract or
certificate.

--------------------------------------------------------------------------------

- If you have become totally and permanently disabled, defined as follows: You are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

- If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

The surrender charge may be reduced or waived if Portfolio Director is issued to certain types of plans which are expected to result in lower costs to VALIC. To learn more about how we determine if a surrender charge may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges"
section in this prospectus.

PREMIUM TAX CHARGE


Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%.


If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, we will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If we deduct an amount for premium taxes, but later find the tax was not due, we will:

- Adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date we determined the tax was not due; and

- Apply the excess amount, as adjusted, to increase the number of Pay-in or Payout Units.

SEPARATE ACCOUNT CHARGES

There will be a mortality and expense risk fee and an administration and distribution fee applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.00% to 1.25% on the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. The mortality and expense risk fee is to compensate the Company for assuming mortality and expense risks under Portfolio Director. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for your life no matter how long that might be. In addition, the Company assumes the obligation to pay during the Purchase Period an interest guaranteed death benefit. For more information about the interest guaranteed death benefit see the "Death Benefit" section of this prospectus. The expense risk is our obligation to cover the cost of issuing and administering Portfolio Director, no matter how large the cost may be.

The Company may make a profit on the mortality and expense risk fee and on the administration and distribution fee.

The administration and distribution fee is to reimburse the Company for our administrative expenses for providing Variable Account Options. This includes the expense of administration and marketing (including but not limited to enrollment, participant communication and education).
For more information about the mortality and expense risk fee and administration and distribution fee, see the Fee Table in this prospectus.

The mortality and expense risk fee or administration and distribution fee may be reduced or waived if issued to certain types of plans that are expected to result in lower costs to VALIC. To learn more about how we determine if the mortality and expense risk fee or administration and distribution fee may be reduced or waived, see the "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" section of this prospectus.

FUND ANNUAL EXPENSE CHARGE

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. Depending on the Variable Account Option selected, the charges will be paid by each Fund to the Company, or to Dreyfus or to Templeton. These charges and other Fund charges and expenses are fully described in the prospectuses for the Funds. These charges indirectly cost you because they lower your return.

OTHER TAX CHARGES

We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

--------------------------------------------------------------------------------

REDUCTION OR WAIVER OF ACCOUNT
MAINTENANCE FEE, SURRENDER,
MORTALITY AND EXPENSE RISK OR ADMINISTRATION AND DISTRIBUTION FEE CHARGES

We may, as described below, determine that the account maintenance fee, surrender charges, mortality and expense risk fee or administration and distribution fee for Portfolio Director may be reduced or waived. We may reduce or waive these fees and charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses.

  -  The type of retirement program.

     Certain types of retirement programs because of their stability can result in lower administrative costs.

  - The nature of your retirement program.

    Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders thus reducing administrative costs.

  - Other factors of which we are not presently aware which could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance fees:

  - The frequency of Purchase Payments for your retirement program.

    Purchase Payments received no more than once a year can reduce administrative costs.

  - The administrative tasks performed by your employer for your retirement program.

    The employer sponsoring your retirement program can, through their method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  - The size of your retirement program.

    A retirement program which involves a larger group of employees may allow us to reduce sales expenses.

  - The total amount of Purchase Payments to be received for your retirement program.

    Larger Purchase Payments can reduce sales expenses.

  - The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the mortality and expense risk fee or administration and distribution fee:

  - The frequency of Purchase Payments for your retirement program.

  - The size of your retirement program.

  - The amount of your retirement program's periodic purchase payment.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction or waiver of fees be permitted where the reduction or waiver will unfairly discriminate against any person.

SEPARATE ACCOUNT EXPENSE
REIMBURSEMENT

Dreyfus Small Cap or its affiliate has an agreement with the Company to pay the Company for certain administrative and shareholder services it provides to the Fund. The Company will reduce its charges to the Division investing in the Fund by the full amount of any of these payments it receives.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period (Annuity Period) begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of Payout Options listed below. You may choose to have your Payout Option on either a fixed, a variable, or a combination payout basis. When you choose to have your Payout Option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT
Under Fixed Payout, you will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments will depend on:

  - Type and duration of Payout Option chosen;

  - Your age or your age and the age of your survivor (1);

  - Your sex or your sex and the sex of your survivor (1) (IRA's and certain nonqualified contracts);

  - The portion of your Account Value being applied; and

  - The payout rate being applied and the frequency of the payments.

  (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

VARIABLE PAYOUT

With a Variable Payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.



In determining your first Payout Payment, an Assumed Investment Rate of 3 1/2% is used (unless you select a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds your Assumed Investment Rate, your next payment will be greater than your first payment. If the investment experience of the


Variable Account Option is lower than your Assumed Investment Rate, your next payment will be less than your first payment.

COMBINATION FIXED AND VARIABLE PAYOUT
With a Combination Fixed and Variable Payout, you may choose:


  - From your existing Variable Account Options (payments will vary); with a



  - Fixed Payout (payment is fixed and guaranteed).



Up to seven Variable Account Options may be chosen, or up to six Variable Account Options if the Fixed Payout is chosen.


PAYOUT DATE
The Payout Date is the date elected by you on which your payout (annuity) payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. Your account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may begin when you attain age 59 1/2 or separate from service, but must begin no later than April 1 following the calendar year you reach age 70 1/2 or the calendar year in which you retire. For nonqualified contracts, the Payout Date may begin at any time prior to your 85th birthday. For additional information on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans or simplified employee plans ("SEPs"), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

PAYOUT OPTIONS
You may specify the manner in which your Payout Payments are made. You may select one of the following options:

  - LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, two if he died before the third payment.

  - LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime; but if you die before the guaranteed period has expired, your beneficiary will receive payments for the rest of your guaranteed period.

PAYOUT UNIT -- a measuring
unit used to calculate Payout
Payments from your Variable
Account Option. Payout Unit
values will vary with the
investment experience of the
VALIC Separate Account A
Division you have selected.

ASSUMED INVESTMENT
RATE -- the rate used to
determine your first monthly
Payout Payment per
thousand dollars of Account
Value in your Variable
Account Option(s).

--------------------------------------------------------------------------------

  - LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. Upon your death, your beneficiary will receive a lump sum payment equal to the remaining Annuity Value.

  - JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and your beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the Joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the Joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

  - PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and thirty. Upon your death, payments will continue to your beneficiary until the designated period is completed.

ENHANCEMENTS TO PAYOUT OPTIONS
You may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during your life expectancy. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of an excise tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.


Your Payment Option should be selected at least 30 days before your Payout Date. If such selection is not made:

  - Payments will be made under the Life with Guaranteed Period Option, and


  - The payments will be guaranteed for a 10 year period,


  - The payments will be based on the allocation used for your Purchase
    Payments,


  - Fixed Account Option will be used to distribute payments to you on a Fixed Payout basis, and


  - Variable Account Options will be used to distribute payments to you on a Variable Payout basis.

Your first Payout Payment must total at least $25.


Most Payout Payments are made monthly. If the amount of your payment is less than $25, we reserve the right to reduce the number of payments made each year so each of your payments are at least $25, subject to any limitations under the contract or plan.


For more information about
PAYOUT OPTIONS OR
ENHANCEMENTS
of those Payout Options
available under the Contract,
see the "Statement of
Additional Information".

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------

WHEN SURRENDERS ARE ALLOWED
You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  - allowed under federal and state law; and

  - allowed under your employer's plan.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus.

AMOUNT THAT MAY BE SURRENDERED
The amount that may be surrendered at any time can be determined as follows:

                                               Your
                                              Account
       Allowed                               Value(1)
      Surrender           = (EQUALS)         - (MINUS)
        Value                             Any Applicable
                                             Surrender
                                              Charge

  1: Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.


We will mail to you the Surrender Value within 7 calendar days after we receive your properly completed surrender request at our Home Office. However, we may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.


We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of your Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

SURRENDER RESTRICTIONS
Generally, Internal Revenue Code Section 403(b)(11) permits total or partial distributions from a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age 59 1/2, separation from service, death or disability.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, and in many Section 403(b) contracts, no surrender or partial surrender will be allowed except for termination of employment, retirement or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except for termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  - death benefits; and

  - certain small amounts approved by the State of Florida.


Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted.



Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the contract.


PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Option first unless otherwise specified by you.


The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

     The amount                            Your Purchase
     surrendered                            Units next
  from the Variable                       computed after
   Account Option                           the written
      + (PLUS)          / (DIVIDED BY)      request for
    Any Surrender                          surrender is
       Charge                             received at our
                                           Home Office.

The Surrender Value will be reduced by a full quarterly account maintenance fee charged in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS
You may elect to withdraw all or part of your Account Value under a systematic withdrawal method described in your annuity contract offered by Portfolio Director. There will be no surrender charge for withdrawals using this method, which provides for:

  - Payments to be made to you;

  - Payment over a stated period of time (but not less than five years);

  - Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options which you selected. A systematic withdrawal election may not be changed but can be revoked at no charge. Once revoked, a systematic withdrawal may not be

--------------------------------------------------------------------------------

elected again. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change its terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW. There will be no surrender charge on a minimum distribution required by federal tax law (known as No Charge Minimum Distribution), if the withdrawal:

  - Is made payable to you; and

  - Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

This contract feature will not be available in any year that an amount has been withdrawn under the no charge systematic withdrawal method. See "Federal Tax Matters" in this prospectus and in the Statement of Additional Information for more information about required distributions imposed by tax law.

For an explanation of possible adverse tax consequences of a surrender, see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. This exchange privilege will be available only to other contracts purchased through your employer-sponsored retirement plan and for which we have not yet started making payments under a Payout Option. If you elect to exercise one of these exchange offers, you should contact any of our Regional Offices at the addresses shown in the back of this prospectus. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.


RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  - Partial exchanges are not permitted.


  - Exchanges from Portfolio Director to contract forms other than Portfolio Director 2 and Portfolio Director Plus are not permitted.


  - This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the below listed other contracts, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGE

We will generally not impose nor waive existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, we often consider time in the contract. For SPQ181 and SPQ181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ181 and SPQ181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider purchase payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN PORTFOLIO DIRECTOR AND PORTFOLIO DIRECTOR 2

The following other contracts may be exchanged.

  - V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  - Compounder Contracts (C-1-75 and IFA-78 Contracts)

  - Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  - Impact Contracts (UIT-981 Contracts)

  - SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  - FSPA-75, FSPA-73-3, FSPA-779 Contracts

  - SPQ181, SPQ181-1 Contracts

  - CTA 978 Contract

  - TFA-379 Contract

  - SDA-578, SDA-773-T Contract

  - IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed

--------------------------------------------------------------------------------

comparison of the features, charges, and restriction between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to its most recently dated prospectus for a complete description of the contract terms and conditions. Those prospectuses are incorporated herein by reference. If you want an additional copy of any of these prospectuses or Statements of Additional Information, please contact us at the address shown in the introduction of the prospectus.

FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise this exchange privilege, you should consider the following features of Portfolio Director.

  - Portfolio Director has more investment options to select from.

  - The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  - Portfolio Director has an Interest Guaranteed Death Benefit.

  - Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  - Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

AGENTS' AND MANAGERS' RETIREMENT PLAN
EXCHANGE OFFER

General. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts or Independence Plus Contracts for the equivalent units of interest in Portfolio Director.

Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance fees. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance fees imposed under Portfolio Director. All other provisions with regard to exchange offers referenced in the section entitled "Exchange Offers" will apply to the Agents' and Managers' Retirement Plan Exchange Offer.

Pursuant to this voluntary exchange offer, participants in the Plan will have three options to choose from. As to the funding vehicle for their purchase payment plan, the participant may choose to:

  - Remain in the SA-1 Contract or Independence Plus Contract.

  - Leave current assets in the SA-1 Contract or Independence Plus Contract and direct future Purchase Payments to the Portfolio Director; or

  - Transfer all current assets and future Purchase Payments to the Portfolio Director.

If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance fees will not be imposed under Portfolio Director.

Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the Statement of Additional Information and the form of the contract or certificate for its terms and conditions.

DEATH BENEFITS
--------------------------------------------------------------------------------

Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. How these death benefits will be paid are discussed below. The death benefit provisions in Portfolio Director may vary from state to state.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

- In a lump sum; or

- In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.


Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.


Beneficiaries Other Than Spouses.

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

- In full within 5 years after the Annuitant's death; or

- By payments beginning within 1 year after the Annuitant's death under:

  - A life annuity;

  - A life annuity with payments certain; or


  - An annuity for a designated period not exceeding the Beneficiary life expectancy.


If the Annuitant dies before the Annuity Date, the Beneficiary as named by you may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Portfolio Director.

SPECIAL INFORMATION FOR INDIVIDUAL
NON-TAX QUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a Non-Tax Qualified Contract are not the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the Contingent Owner, if any, or to the Contract Owner's estate. Such transfers will be considered a taxable event by the IRS.

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period. Interest Guaranteed Death Benefit and Standard Death Benefit.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This contract provision is not available in some states.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives proof of death.

Here is how to calculate the death benefit:
Step 1: Determine your Fixed Account Option Value by taking the greater of:

  Value of Fixed Account Option on date
  proof of death Is received by VALIC
  OR
  100% of Purchase Payments placed
  in Fixed Account Option
- (minus)
  Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2: Determine your Variable Account Option Value by taking the greater of:

  Value of Variable Account Option on date proof of death is received by VALIC
  OR
  100% of Purchase Payments placed in
  Variable Account Options
- (minus)
  Prior withdrawals (out of) or transfers
  (out of) the Variable Account Option
+ (plus)
  Interest at an annual rate of 3%

Step 3: Add step 1 + 2 = Death Benefit


For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

BENEFICIARY -- the person


designated to receive Payout


Payments upon the death of


an Annuitant.



ANNUITANT -- the individual,


(in most cases this person is


you) to whom Payout


Payments will be paid.



CONTRACT OWNER -- either


your employer or organization


in the case of a group


contract or the Annuitant in


the case of an individual


contract. If the contract is an


individual non-qualified type,


this is generally the Annuitant


but is not required to be.


Also, a Contingent Contract


Owner may be designated.



FIXED ACCOUNT OPTIONS -- a


particular subaccount into


which your Purchase


Payments and Account Value


may be allocated to fixed


investment options. Currently,


the Fixed Account Options in


Portfolio Director 2 are Fixed


Account Plus and Short-Term


Fixed Account. Each option


of this type is guaranteed to


earn at least a minimum rate


of interest.



VARIABLE ACCOUNT


OPTIONS -- investment


options that correspond to


VALIC Separate Account A


Divisions offered by Portfolio


Director 2. Investment returns


on Variable Account Options


will be positive or negative


depending on the investment


performance of the


underlying mutual fund.

--------------------------------------------------------------------------------

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70.

The Standard Death Benefit will be the greater of:

  Your Account Value on the Date Proof of Death is
  Received by VALIC
  OR
  100% of Purchase Payments (to Fixed
  and/or Variable Account Options)
-- (MINUS)
  Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. The amount of death benefits will also depend on the Payout Option that you selected. The Payout Options available in Portfolio Director are described in the "Payout Period" section of this prospectus.

  - If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.

  - If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

     - Receive the present value of any remaining payments in a lump sum; or

     - Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or

     - Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

HOW TO REVIEW INVESTMENT PERFORMANCE OF SEPARATE ACCOUNT DIVISIONS
--------------------------------------------------------------------------------

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what your actual investment experience will be in that Division or show past performance under an actual contract. We may also show how the Divisions rank on the basis of data compiled by independent ranking services.


Some of the Divisions (and underlying Funds) offered in this prospectus were previously available through other annuity contracts before Portfolio Director was first available to you. We may therefore, advertise investment performance since the inception of the underlying Funds. In each case, we will use the charges and fees imposed by Portfolio Director in calculating the Division's investment performance.


TYPES OF INVESTMENT PERFORMANCE INFORMATION ADVERTISED

We may advertise the Division's Total Return Performance information and Yield Performance information.

TOTAL RETURN PERFORMANCE INFORMATION

Total Return Performance Information is based on the overall dollar or percentage change in value of an assumed investment in a Division over a given period of time.

There are seven ways Total Return Performance Information may be advertised:

  - Standard Average Annual Total Return
  - Nonstandard Average Annual Total Return
  - Cumulative Total Return
  - Annual Change in Purchase Unit Value
  - Cumulative Change in Purchase Unit Value
  - Total Return Based on Different Investment Amounts
  - An Assumed Account Value of $10,000

Each of these is described below.

STANDARD AVERAGE ANNUAL TOTAL RETURN


Standard Average Annual Total Return shows the average percentage change in the value of an investment in the Division from the beginning to the end of a given historical period. The results shown are after all charges and fees have been applied against the Division. This will include account maintenance fees and surrender charges that would have been deducted if you surrendered Portfolio Director at the end of each period shown. Premium taxes are not deducted. This information is calculated for each Division based on how an initial assumed payment of $1,000 performed at the end of 1, 3, 5 and 10 year periods. If Standard Average Annual Return for a Division is not available for a stated period, we may show the Standard Average Annual Return since Division inception.



The return for periods of more than one year are annualized to obtain the average annual percentage increase (or decrease) during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.


NONSTANDARD AVERAGE ANNUAL TOTAL RETURN


Nonstandard Average Annual Total Return is calculated in the same manner as the Standard Average Annual Total Return. However, Nonstandard Average Annual Total Return shows only the historic investment results of the Division. Account maintenance fees, surrender charges and premium taxes are not deducted. The SEC staff takes the position that performance information of an underlying Fund reduced by account fees for a period prior to the inception of the corresponding Division is nonstandard performance information regardless of whether all account fees and charges are deducted.


CUMULATIVE TOTAL RETURN


Cumulative Total Return assumes the investment in Portfolio Director will stay in the Division beyond the time that a surrender charge would apply. It may be calculated for 1, 3, 5 and 10 year periods. If Cumulative Total Return for a Division is not available for a stated period, we may show the Cumulative Total Return since Division inception. It is based on an assumed initial investment of $10,000. The Cumulative Return will be calculated without deduction of account maintenance fees, surrender charges or premium taxes.


ANNUAL CHANGE IN PURCHASE UNIT VALUE


Annual Change in Purchase Unit Value is a percentage change during a one year period or since inception. This is calculated as follows:



  - The Purchase Unit Value at the start of the year is subtracted from the Purchase Unit Value at the end of the period or year;



  - The difference is divided by the Purchase Unit Value at the start of the period or year.



Account maintenance fees, surrender charges and premium taxes are not deducted. The effect of these charges, if deducted, would reduce the Division's Annual Change in Purchase Unit Value.

DIVISIONS -- subaccounts of

VALIC Separate Account A
which represent the Variable
Account Options in Portfolio
Director. Each Division
invests in a different mutual
fund, each having its own
investment objective and
strategy.

PURCHASE PAYMENTS -- an
amount of money you pay to
VALIC to receive the benefits
of an annuity Contract offered
by Portfolio Director.

For more information on how
TOTAL RETURN PERFORMANCE
INFORMATION is calculated
and tables showing historical
performance information, see
the Statement of Additional
Information.

--------------------------------------------------------------------------------

CUMULATIVE CHANGE IN PURCHASE UNIT VALUE

Cumulative Change in Purchase Unit Value is a percentage change from the beginning to the ending of a period usually greater than one year. Otherwise, it is calculated in the same way as the Annual Change in Purchase Unit Value.

TOTAL RETURN BASED ON DIFFERENT INVESTMENT AMOUNTS

We may show total return information based on different investment amounts. For example, we may show $200 a month for 10 years, or $100 a month to age 65. Fees may or may not be included. Each performance illustration will explain the Portfolio Director charges and fees imposed on the Division.

AN ASSUMED ACCOUNT VALUE OF $10,000

We may show annual values based on an initial investment of $10,000. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes.

YIELD PERFORMANCE INFORMATION

We may advertise Yield Performance, at a given point in time. A Division's yield is one way of showing the rate of income the Division is earning as a percentage of the Division's Purchase Unit Value.

AGSPC MONEY MARKET DIVISION

We may advertise the AGSPC Money Market Division's Current Yield and Effective Yield.


The Current Yield refers to the income produced by an investment in the AGSPC Money Market Division over a given 7-day period. The Current Yield does not take into account surrender charges, account maintenance fees or premium taxes. The income produced over a 7 day period is then "annualized." This means we are assuming the amount of income produced during the 7-day period will continue to be produced each week for an entire year. The annualized amount is shown as a percentage of the investment. The annualized 7-day Current Yield for the last 7 days ended December 31, 1998 was 3.64%.



The Effective Yield is calculated in a manner similar to the Current Yield. But, when the yield is annualized the income earned is assumed to be reinvested. The compounding effect will cause the Effective Yield to be higher than the Current Yield. The annualized 7-day Effective Yield for the last 7 days ended December 31, 1998 was 3.71%.


DIVISIONS OTHER THAN THE AGSPC MONEY MARKET DIVISION

We may advertise the standardized yield performance for each Division other than the AGSPC Money Market Division. The yield for each of these Divisions will be determined as follows:

  - We will subtract the account maintenance fee from the average daily net investment income per Purchase Unit;

  - We will divide the remainder by the Purchase Unit Value on the last day of the period; and

  - We will annualize the result.

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN, CUMULATIVE RETURN AND ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE TABLES.


In the sections above we have described a number of ways we may advertise information about the investment performance of VALIC Separate Account A Divisions. Certain performance information for each VALIC Separate A Account Division is printed in the eight tables below.


The information presented does not reflect the advantage under Portfolio Director of deferring federal income tax on increases in Account Value due to earnings attributable to Purchase Payments (see "Federal Tax Matters" in the prospectus and in the Statement of Additional Information.) The information presented also does not reflect the advantage under Qualified Contracts of deferring federal income tax on Purchase Payments.

The performance results shown in the following tables are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Participant.

                                                                         TABLE I

                          AVERAGE ANNUAL TOTAL RETURN

           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                                          SINCE
                  FUND AND DIVISION                    INCEPTION DATE   INCEPTION    10 YEARS    5 YEARS     3 YEARS     1 YEAR
                  -----------------                    --------------   ---------    --------    -------     -------     ------
AGSPC Asset Allocation Fund (Division 5)(1)..........     09/06/83           8.95%      10.33%      12.85%      14.76%     12.12%
AGSPC Capital Conservation Fund (Division 7).........     01/16/86           5.72        6.71        4.12        3.19       1.46
AGSPC Government Securities Fund (Division 8)........     01/16/86           5.83        7.01        4.30        3.88       2.95
AGSPC Growth Fund (Division 15)......................     04/29/94          20.28          --          --       17.02      11.89
AGSPC Growth & Income Fund (Division 16).............     04/29/94          17.71          --          --       18.03       8.35
AGSPC International Equities Fund (Division 11)......     10/02/89           4.02          --        7.23        6.42      12.50
AGSPC International Government Bond Fund (Division
  13)................................................     10/01/91           7.73          --        5.66        2.49      10.86
AGSPC MidCap Index Fund (Division 4)**...............     10/13/82**        16.36          --       16.71       20.59      12.74
AGSPC Money Market Fund (Division 6).................     01/16/86           4.27        4.14        2.92        2.44      (0.62)
AGSPC Science & Technology Fund (Division 17)........     04/29/94          27.89          --          --       15.90      35.63
AGSPC Small Cap Index Fund (Division 14).............     05/01/92          11.66          --        9.68        9.33      (7.34)
AGSPC Social Awareness Fund (Division 12)............     10/02/89          15.29          --       21.88       25.91      20.96
AGSPC Stock Index Fund (Division 10).................     04/20/87          14.18       17.19       21.95       25.61      22.07
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio (Division 18)............................     07/11/94          11.61          --          --        6.73      (8.86)
Templeton Variable Products Series Fund..............
  Templeton Asset Allocation Fund -- Class 1
     (Division 19)...................................     07/11/94          11.69          --          --       10.63       0.29
  Templeton International Fund -- Class 1 (Division
     20).............................................     07/11/94          11.76          --          --       12.80       3.04


---------------

   * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



  ** The Division commenced operations on October 13, 1982 as the Capital
     Accumulation Fund. Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991



(1) The AGSPC Asset Allocation Fund was formerly known as the Times Opportunity Fund.


                                                                        TABLE II

                          AVERAGE ANNUAL TOTAL RETURN

           WITH SURRENDER CHARGE AND ACCOUNT MAINTENANCE FEE IMPOSED*


             (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                                            SINCE
                   FUND AND DIVISION                     INCEPTION DATE   INCEPTION   10 YEARS   5 YEARS    3 YEARS     1 YEAR
                   -----------------                     --------------   ---------   --------   -------    -------     ------
Dreyfus Variable Investment Fund -- Small Cap Portfolio
  (Division 18)........................................     08/31/90       35.58%           --      10.74%      6.73%     (8.86)%
Templeton Variable Products Series Fund................
  Templeton Asset Allocation Fund -- Class 1
     (Division 19).....................................     08/24/88        10.53        10.66%      9.48      10.63       0.29
  Templeton International Fund -- Class 1 (Division
     20)...............................................     05/01/92        12.63           --       9.64      12.80       3.04


---------------

* The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                                                       TABLE III
                          AVERAGE ANNUAL TOTAL RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                             FUND          SINCE
                  FUND AND DIVISION                     INCEPTION DATE   INCEPTION    10 YEARS   5 YEARS    3 YEARS     1 YEAR
                  -----------------                     --------------   ---------    --------   -------    -------     ------
AGSPC Asset Allocation Fund (Division 5)..............     09/06/83         9.05%      10.44%     13.56%     16.09%     17.19%
AGSPC Capital Conservation Fund (Division 7)..........     01/16/86         5.84        6.81       5.05       4.80       6.30
AGSPC Government Securities Fund (Division 8).........     01/16/86         5.94        7.11       5.23       5.48       7.86
AGSPC Growth Fund (Division 15).......................     04/29/94        20.93          --         --      18.31      16.96
AGSPC Growth & Income Fund (Division 16)..............     04/29/94        18.41          --         --      19.30      13.41
AGSPC International Equities Fund (Division 11).......     10/02/89         4.13          --       8.08       7.95      17.57
AGSPC International Government Bond Fund (Division
  13).................................................     10/01/91         7.84          --       6.55       4.12      15.92
AGSPC MidCap Index Fund (Division 4)**................     10/13/82**      16.48          --      17.35      21.81      17.80
AGSPC Money Market Fund (Division 6)..................     01/16/86         4.38        4.25       3.90       4.08       4.12
AGSPC Science & Technology Fund (Division 17).........     04/29/94        28.42          --         --      17.21      40.71
AGSPC Small Cap Index Fund (Division 14)..............     05/01/92        11.77          --      10.46      10.78     (2.92)
AGSPC Social Awareness Fund (Division 12).............     10/02/89        15.40          --      22.44      27.04      26.03
AGSPC Stock Index Fund (Division 10)..................     04/20/87        14.29       17.29      22.51      26.74      27.14
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio (Division 18).............................     07/11/94        12.47          --         --       8.25     (4.51)
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1
     (Division 19)....................................     07/11/94        12.54          --         --      12.06       5.07
  Templeton International Fund -- Class 1 (Division
     20)..............................................     07/11/94        12.61          --         --      14.17       7.95


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



** The Division commenced operations on October 13, 1982 as the Capital
   Accumulation Fund. Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


                                                                        TABLE IV

                            AVERAGE ANNUAL TOTAL RETURN


           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


               (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                             FUND          SINCE
                  FUND AND DIVISION                     INCEPTION DATE   INCEPTION   10 YEARS   5 YEARS   3 YEARS   1 YEAR
                  -----------------                     --------------   ---------   --------   -------   -------   ------
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio (Division 18).............................     08/31/90        35.63%        --      11.50%     8.25%   (4.51)%
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1 (Division
     19)..............................................     08/24/88        10.63      10.77      10.27     12.06     5.07
  Templeton International Fund -- Class 1 (Division
     20)..............................................     05/01/92        12.74         --      10.43     14.17     7.95


---------------


 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                                                         TABLE V
                               CUMULATIVE RETURN

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*



        (FROM SEPARATE ACCOUNT DIVISION INCEPTION TO DECEMBER 31, 1998)



                                                           FUND          SINCE
                 FUND AND DIVISION                    INCEPTION DATE   INCEPTION   10 YEARS   5 YEARS    3 YEARS     1 YEAR
                 -----------------                    --------------   ---------   --------   -------    -------     ------
AGSPC Asset Allocation Fund (Division 5)............     09/06/83        277.25%    169.99%     88.88%     56.47%    17.19%
AGSPC Capital Conservation Fund (Division 7)........     01/16/86        108.58      93.33      27.96      15.11      6.30
AGSPC Government Securities Fund (Division 8).......     01/16/86        111.17      98.83      29.06      17.35      7.86
AGSPC Growth Fund (Division 15).....................     04/29/94        142.86         --         --      65.59     16.96
AGSPC Growth & Income Fund (Division 16)............     04/29/94        120.12         --         --      69.77     13.41
AGSPC International Equities Fund (Division 11).....     10/02/89         45.46         --      47.47      25.78     17.57
AGSPC International Government Bond Fund (Division
  13)...............................................     10/01/91         72.80         --      37.32      12.88     15.92
AGSPC MidCap Index Fund (Division 4)**..............     10/13/82**      202.14         --     122.59      80.73     17.80
AGSPC Money Market Fund (Division 6)................     01/16/86         74.26      51.60      21.07      12.73      4.12
AGSPC Science & Technology Fund (Division 17).......     04/29/94        221.62         --         --      61.04     40.71
AGSPC Small Cap Index Fund (Division 14)............     05/01/92        110.05         --      64.46      35.96    (2.92)
AGSPC Social Awareness Fund (Division 12)...........     10/02/89        276.23         --     175.23     105.02     26.03
AGSPC Stock Index Fund (Division 10)................     04/20/87        377.21     392.64     175.95     103.59     27.14
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio (Division 18)...........................     07/11/94         69.08         --         --      26.85    (4.51)
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1
     (Division 19)..................................     07/11/94         69.58         --         --      40.71      5.07
  Templeton International Fund -- Class 1 (Division
     20)............................................     07/11/94         70.04         --         --      48.82      7.95


---------------

 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



** The Division commenced operations on October 13, 1982 as the Capital
   Accumulation Fund. Effective October 1, 1991, the Fund underlying this Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


                                                                        TABLE VI
                                 CUMULATIVE RETURN

           WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED*


               (FROM UNDERLYING FUND INCEPTION TO DECEMBER 31, 1998)



                                                           FUND          SINCE
                 FUND AND DIVISION                    INCEPTION DATE   INCEPTION   10 YEARS    5 YEARS    3 YEARS     1 YEAR
                 -----------------                    --------------   ---------   --------    -------    -------     ------
Dreyfus Variable Investment Fund -- Small Cap
  Portfolio (Division 18)...........................     08/31/90      1,166.28%        --       72.34%    26.85%     (4.51)%
Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund -- Class 1
     (Division 19)..................................     08/24/88        184.60     178.03%      63.07     40.71       5.07
  Templeton International Fund -- Class 1 (Division
     20)............................................     05/01/92        122.51         --       64.23     48.82       7.95


---------------


 * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same. The Table reflects actual historical performance of the related Separate Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

                                                                       TABLE VII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
               (PERIOD FROM SEPARATE ACCOUNT DIVISION INCEPTION)

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     --------------------------------------------------------
         FUND AND DIVISION             1998        1997        1996        1995        1994
         -----------------           --------    --------    --------    --------    --------
AGSPC Asset Allocation Fund
 (Division 5)(2)...................     17.19%      21.40%       9.99%      23.55%      (2.29)%
AGSPC Capital Conservation Fund
 (Division 7)(2)...................      6.30        7.49        0.75       19.58       (7.04)
AGSPC Government Securities Fund
 (Division 8)(2)...................      7.86        7.83        0.90       16.31       (5.44)
AGSPC Growth Fund (Division 15)....     16.96       19.80       18.18       46.40        0.18
AGSPC Growth & Income Fund
 (Division 16).....................     13.41       22.60       22.10       30.55       (0.68)
AGSPC International Equities Fund
 (Division 11)(2)..................     17.57        1.18        5.75        9.67        6.90
AGSPC International Government Bond
 Fund (Division 13)(2).............     15.92       (5.79)       3.36       17.63        3.42
AGSPC MidCap Index Fund (Division
 4)(1)(2)..........................     17.80       30.45       17.61       29.24       (4.70)
AGSPC Money Market Fund (Division
 6)(2).............................      4.12        4.13        3.97        4.51        2.77
AGSPC Science & Technology Fund
 (Division 17).....................     40.71        1.57       12.68       60.07       24.77
AGSPC Small Cap Index Fund
 (Division 14)(2)..................     (2.92)      21.18       15.57       26.39       (4.30)
AGSPC Social Awareness Fund
 (Division 12)(2)..................     26.03       32.52       22.75       37.57       (2.42)
AGSPC Stock Index Fund (Division
 10)(2)............................     27.14       31.77       21.53       35.95       (0.30)
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................     (4.51)      15.37       15.14       27.78        4.32
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation
   Fund -- Class 1 (Division 19)...      5.07       14.07       17.40       21.02       (0.41)
 Templeton International
   Fund -- Class 1 (Division 20)...      7.95       12.54       22.50       14.34       (0.07)

                                   ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31*
                                     ------------------------------------------------------
         FUND AND DIVISION            1993       1992        1991        1990        1989
         -----------------           ------    --------    --------    --------    --------
AGSPC Asset Allocation Fund
 (Division 5)(2)...................    8.19%      (1.71)%     20.13%      (3.38)%     15.81%
AGSPC Capital Conservation Fund
 (Division 7)(2)...................   10.88        7.55       16.00       (1.28)      10.63
AGSPC Government Securities Fund
 (Division 8)(2)...................    9.70        6.14       13.59        4.91       11.03
AGSPC Growth Fund (Division 15)....      --          --          --          --          --
AGSPC Growth & Income Fund
 (Division 16).....................      --          --          --          --          --
AGSPC International Equities Fund
 (Division 11)(2)..................   28.58      (14.31)      10.06      (20.90)       2.84
AGSPC International Government Bond
 Fund (Division 13)(2).............   13.08        2.05        9.05          --          --
AGSPC MidCap Index Fund (Division
 4)(1)(2)..........................   11.78        8.79       11.63
AGSPC Money Market Fund (Division
 6)(2).............................    1.67        2.22        4.49        6.83        7.92
AGSPC Science & Technology Fund
 (Division 17).....................      --          --          --          --          --
AGSPC Small Cap Index Fund
 (Division 14)(2)..................   14.77       11.28          --          --          --
AGSPC Social Awareness Fund
 (Division 12)(2)..................    6.84        2.31       26.63       (2.21)       1.00
AGSPC Stock Index Fund (Division
 10)(2)............................    8.78        5.58       27.70       (4.83)      27.88
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................      --          --          --          --          --
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation
   Fund -- Class 1 (Division 19)...      --          --          --          --          --
 Templeton International
   Fund -- Class 1 (Division 20)...      --          --          --          --          --





                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------
         FUND AND DIVISION             1998        1997        1996        1995        1994
         -----------------           --------    --------    --------    --------    --------
AGSPC Asset Allocation Fund
 (Division 5)(2)...................    169.99%     130.40%      89.79%      72.55%      39.67%
AGSPC Capital Conservation Fund
 (Division 7)(2)...................     93.33       81.87       69.20       67.95       40.44
AGSPC Government Securities Fund
 (Division 8)(2)...................     98.83       84.33       70.95       69.43       45.67
AGSPC Growth Fund (Division 15)....    142.86      107.65       73.33       46.67        0.18
AGSPC Growth & Income Fund
 (Division 16).....................    120.12       94.09       58.31       29.66       (0.68)
AGSPC International Equities Fund
 (Division 11)(2)..................     45.46       23.73       22.29       15.65        5.45
AGSPC International Government Bond
 Fund (Division 13)(2).............     72.80       49.06       58.22       53.08       30.14
AGSPC MidCap Index Fund (Division
 4)(1)(2)..........................    202.14      156.48       96.61       67.18       29.36
AGSPC Money Market Fund (Division
 6)(2).............................     51.60       45.59       39.82       34.47       28.67
AGSPC Science & Technology Fund
 (Division 17).....................    221.62      128.57      125.05       99.72       24.77
AGSPC Small Cap Index Fund
 (Division 14)(2)..................    110.05      116.36       78.54       54.49       22.23
AGSPC Social Awareness Fund
 (Division 12)(2)..................    276.23      198.53      125.27       83.51       33.39
AGSPC Stock Index Fund (Division
 10)(2)............................    392.64      287.48      194.06      141.97       77.99
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................     69.08       77.06       53.47       33.29        4.32
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation
   Fund -- Class 1 (Division 19)...     69.58       61.39       41.48       20.52       (0.41)
 Templeton International
   Fund -- Class 1 (Division 20)...     70.04       57.52       39.97       14.26       (0.07)

                                   CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     ------------------------------------------------------
         FUND AND DIVISION            1993       1992        1991        1990        1989
         -----------------           ------    --------    --------    --------    --------
AGSPC Asset Allocation Fund
 (Division 5)(2)...................   42.94%      32.12%      34.42%      11.89%      15.81%
AGSPC Capital Conservation Fund
 (Division 7)(2)...................   51.08       36.26       26.69        9.22       10.63
AGSPC Government Securities Fund
 (Division 8)(2)...................   54.06       40.44       32.31       16.48       11.03
AGSPC Growth Fund (Division 15)....      --          --          --          --          --
AGSPC Growth & Income Fund
 (Division 16).....................      --          --          --          --          --
AGSPC International Equities Fund
 (Division 11)(2)..................   (1.36)     (23.29)     (10.48)     (18.66)       2.84
AGSPC International Government Bond
 Fund (Division 13)(2).............   25.83       11.28        9.05          --          --
AGSPC MidCap Index Fund (Division
 4)(1)(2)..........................   35.74       21.43       11.63          --          --
AGSPC Money Market Fund (Division
 6)(2).............................   25.21       23.16       20.48       15.30        7.92
AGSPC Science & Technology Fund
 (Division 17).....................      --          --          --          --          --
AGSPC Small Cap Index Fund
 (Division 14)(2)..................   27.72       11.28          --          --          --
AGSPC Social Awareness Fund
 (Division 12)(2)..................   36.70       27.95       26.06       (1.23)       1.00
AGSPC Stock Index Fund (Division
 10)(2)............................   78.53       64.11       55.43       21.71       27.88
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................      --          --          --          --          --
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation
   Fund -- Class 1 (Division 19)...      --          --          --          --          --
 Templeton International
   Fund -- Class 1 (Division 20)...      --          --          --          --          --


------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.


(1) The Division commenced operations on October 13, 1982 as the Capital Accumulation Fund. Effective October 1, 1991, the Fund underlying the AGSPC MidCap Index Division changed its name from the Capital Accumulation Fund to the MidCap Index Fund and amended its investment objective, investment program and investment restrictions accordingly. The performance figures for the AGSPC MidCap Index Division reflect the performance of the MidCap Index Fund since October 1, 1991.


(2) For periods prior to 1994, the Annual and Cumulative Change in Purchase Unit Value figures are based on the average and cumulative changes in Purchase Unit Value for a stated period in a corresponding Division of Separate Account A for a different Contract offered by the Company and have been restated to take into account the fees and charges under Portfolio Director other than the surrender charge and account maintenance fee. The Contracts offered by this prospectus became available for purchase on July 11, 1994.

                                                                      TABLE VIII


              ANNUAL AND CUMULATIVE CHANGE IN PURCHASE UNIT VALUE*

          WITH NO SURRENDER CHARGE OR ACCOUNT MAINTENANCE FEE IMPOSED
                    (PERIOD FROM UNDERLYING FUND INCEPTION)

                                        ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------------------------------------------------------
       FUND AND DIVISION***            1998        1997        1996        1995        1994        1993        1992
       --------------------          --------    --------    --------    --------    --------    --------    --------
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................     (4.51)%     15.37%      15.14%      27.78%       6.33%      66.31%      69.24%
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation
   Fund -- Class 1 (Division 19)...      5.07       14.07       17.40       21.02       (4.24)      24.59        6.74
 Templeton International
   Fund -- Class 1 (Division 20)...      7.95       12.54       22.50       14.34       (3.49)      45.51       (6.89)

                                     ANNUAL CHANGE IN PURCHASE UNIT VALUE FOR THE 12 MONTHS ENDED DECEMBER 31**
                                     --------------------------------
       FUND AND DIVISION***            1991        1990        1989
       --------------------          --------    --------    --------
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................    156.75%       1.68%         --
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation
   Fund -- Class 1 (Division 19)...     26.13       (9.13)      11.86%
 Templeton International
   Fund -- Class 1 (Division 20)...        --          --          --


                                        CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------------------------------------------------------------------------------
       FUND AND DIVISION***            1998        1997        1996        1995        1994        1993        1992        1991
       --------------------          --------    --------    --------    --------    --------    --------    --------    --------
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................  1,166.28%   1,226.07%   1,049.38%     898.25%     681.25%     634.77%     341.81%     161.05%
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation
   Fund -- Class 1 (Division 19)...    178.03      164.61      131.97       97.59       63.28       70.50       36.85       28.21
 Templeton International
   Fund -- Class 1 (Division 20)...    122.51      106.13       83.17       49.52       30.77       35.49       (6.89)         --

                                     CUMULATIVE CHANGE IN PURCHASE UNIT VALUE FOR EACH PERIOD END SINCE DECEMBER 31, 1989**
                                     --------------------
       FUND AND DIVISION***            1990        1989
       --------------------          --------    --------
Dreyfus Variable Investment
 Fund -- Small Cap Portfolio
 (Division 18).....................      1.68%         --
Templeton Variable Products Series
 Fund
 Templeton Asset Allocation
   Fund -- Class 1 (Division 19)...      1.64       11.86%
 Templeton International
   Fund -- Class 1 (Division 20)...        --          --


------------


  * The performance figures in the Table reflect the investment performance for the Divisions for the stated periods and should not be used to infer that future performance will be the same.



 ** For the year in which the underlying Fund commenced operations, less than a full year's performance has been reflected, which is not annualized.



*** The Table reflects actual historical performance of the related Separate
    Account Divisions since inception of each Division (July 11, 1994) and historical performance for periods prior to July 11, 1994. Hypothetical performance is based on the actual performance of the underlying Fund reduced by Separate Account fees that would have been incurred during the hypothetical period.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

CHANGES THAT MAY NOT BE MADE

The following terms in Portfolio Director may not be changed once your account has been established:

  - The Contract Owner;

  - The Participant; and

  - The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain tax laws and regulations.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

CONTINGENT OWNER

The Contract Owner may name a Contingent Owner under an individual non-tax qualified Contract. During the Purchase Period, the Contingent Owner may be changed. However, if the Contract Owner dies, benefits must be distributed as required by the federal tax law.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner may cancel an individual contract by returning it to the Company within 20 days after delivery. (A longer period will be allowed if required under state law.) A refund will be made to the Contract Owner within 7 days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or the amount required under state law, if larger.

WE RESERVE CERTAIN RIGHTS

We reserve the right to:
  - Amend the Contract to conform with substitutions of investments;

  - Amend the Contract to comply with tax or other laws;

  - Make changes (upon written notice) to group Contracts that would apply only to new Participants after the effective date of the changes;


  - Operate VALIC Separate Account A as a management investment company under the Act, in consideration of an investment management fee or in any other form permitted by law;



  - Deregister VALIC Separate Account A under the Act, if registration is no longer required;


  - Stop accepting new Participants under a group Contract.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered as a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of Portfolio Director in this prospectus.

  Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information.

VOTING RIGHTS
--------------------------------------------------------------------------------

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on your behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. As a Participant, you may be entitled to give voting instructions to us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

WHO MAY GIVE VOTING INSTRUCTIONS

In most cases during the Purchase Period, you will have the right to give voting instructions for the shareholder meetings. This will be true even if your employer is the Contract Owner. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. You will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

You will not have the right to give voting instructions if Portfolio Director was issued in connection with a nonqualified and unfunded deferred compensation plan.

DETERMINATION OF FUND SHARES
ATTRIBUTABLE TO YOUR ACCOUNT

DURING PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING PAYOUT PERIOD OR AFTER A DEATH
BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

The Funds which comprise the Variable Account Options in Portfolio Director may have a number of shareholders including VALIC Separate Account A, VALIC and other affiliated insurance company separate accounts and retirement plans within the American General group of companies.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

VALIC will vote the shares of the Funds it holds based on, and in the same proportion as, the voting instructions received from participants in VALIC Separate Account A.

In the future, we may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

VALIC SEPARATE
ACCOUNT A -- a segregated
asset account established by
VALIC under the Texas
Insurance Code. The purpose
of VALIC Separate Account A
is to receive and invest your
Purchase Payments and
Account Value in the Variable
Account Options you have
selected.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Portfolio Director Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned briefly below. You should refer to the Statement of Additional Information for further details. Section references are to the Internal Revenue Code ("Code"). We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax adviser regarding how the current rules apply to your specific situation.

TYPE OF PLANS


Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program or 408(b) IRA, as a Section 408(b) Individual Retirement Annuity ("IRA"), or is instead a nonqualified Contract. Portfolio Director is used under the following types of retirement arrangements:


  - Section 403(b) annuities for employees of public schools and Section 501(c)(3) tax-exempt organizations;

  - Section 401(a) and 403(a) qualified plans of employers (including self-employed individuals);


  - Section 408(b) IRAs;


  - Section 457 deferred compensation plans of governmental and tax-exempt employers;


  - Section 408(k) SEPs;


  - Unfunded, non-qualified deferred compensation plans of private employers.

  - Section 408(p) SIMPLE Retirement Accounts


Portfolio Director may also be available through a nondeductible Section 408A "Roth" individual retirement annuity ("Roth IRA").


Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract.

In addition, Portfolio Director is also available through "Non-Qualified Contracts." Separate Account investment must be "adequately diversified" in order for the increase in the value of Non-Qualified Contracts to receive tax-deferred treatment. Each Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. A Fund's failure to meet these diversification requirements could result in tax liability to Non-Qualified Contract Owners. Since each Fund expects to satisfy diversification, and assure tax deferred treatment to Non-Qualified Contract holders, investment opportunities of a Fund may consequently be limited. This would affect all Contract Owners, including owners of Contracts other than Non-Qualified Contracts for whom diversification is not a requirement for tax-deferred treatment.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and your personal tax adviser.

Purchase Payments under Portfolio Director can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute "investment in the Contract." All Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the Statement of Additional Information for special rules, including those applicable to taxable, non-natural owners of Non-Qualified Contracts.


Transfers among investment options within a variable annuity contract generally are not taxed at the time of such a transfer. However, in 1986 the Internal Revenue Service (IRS) indicated that limitations might be imposed with respect to either the number of investment options available within a contract, or the frequency of transfers between investment options, or both, in order for the contract to be treated as an annuity contract for federal income tax purposes. If imposed, such limitations could be applied to qualified contracts as well as nonqualified contracts, and VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be.


Distributions are taxed differently depending on the program through which Portfolio Director is offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.


Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances

--------------------------------------------------------------------------------

described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

--------------------------------------------------------------------------------

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from Premium Payments made to:

  - Portfolio Director Contract issued to a tax favored retirement program purchased with pre-tax premium payments;

  - A non-qualified Contract purchased with after-tax Premium Payments and;

  - Conventional savings vehicles such as savings accounts.

                        THE POWER OF TAX-DEFERRED GROWTH
                                    [CHART]


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax deferred plan, (2) contributing $100 to a nonqualified, tax-deferred annuity, and (3) contributing $100 per month ($138.89 since contributions are made before tax) to a qualified tax-deferred plan. The chart assumes a 28% tax rate and an 8% fixed rate of return. Variable options incur mortality and expense risk fee and administration and distribution fee charges (1% - 1.25%) and may also incur administrative fees ($3.75 per quarter) and surrender charges (5% of the lesser of all contributions received during the last 60 months or the amount withdrawn). The dotted lines represent the amounts remaining after withdrawal and payment of taxes and any surrender charge. An additional 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return.


Unlike savings accounts, Premium Payments made to tax-favored retirement programs and Non-Qualified Contracts generally provide tax deferred treatment on earnings. In addition, Premium Payments made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax deferred savings using a 28% Federal tax bracket, an annual fixed yield (BEFORE THE DEDUCTION OF ANY FEES OR CHARGES) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual fixed yield of 5.76% under a conventional savings program. THE 8% YIELD ON THE TAX-FAVORED PROGRAM WILL BE REDUCED BY THE IMPACT OF INCOME TAXES UPON WITHDRAWAL. The yield will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees and charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a conventional savings account:

                              PAYCHECK COMPARISON

                            TAX-FAVORED        CONVENTIONAL
                            RETIREMENT           SAVINGS
                              PROGRAM            ACCOUNT
                            -----------        ------------
Annual amount available
  for savings before
  federal taxes.........      $2,500              $2,500
Current federal income
  tax due on Purchase
  Payments..............           0                (700)
Net retirement plan
  Purchase Payments.....      $2,500              $1,800

This chart assumes a 28% Federal income tax rate. The $700 which is paid toward current Federal income taxes reduces the actual amount saved in the conventional savings account to $1,800, while the full $2,500 is contributed to the tax-favored program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-favored retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a conventional savings account requires the full $2,500 out-of-pocket expense. The tax-favored retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions within limits, from gross income.

YEAR 2000
--------------------------------------------------------------------------------

YEAR 2000 RISKS


Like other organizations and individuals around the world, VALIC could be adversely affected if the computer systems used by VALIC, as well as by other service providers over which VALIC may have no control, do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly referred to as the "Year 2000 Problem." VALIC is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems VALIC uses. The following are some of the initiatives being taken by VALIC to deal with the Year 2000 Problem.



  - INTERNAL SYSTEMS. VALIC has developed a plan to deal with the Year 2000 Problem. This plan includes the five steps that we believe are essential to Year 2000 readiness. The plan includes the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions caused by the Year 2000 Problem; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will work correctly into the Year 2000; and (5) return the systems to operations. As of December 31, 1998, we have substantially completed all steps with respect to our critical systems.



  - EXTERNAL SYSTEMS. VALIC has relationships with various third parties that must also be Year 2000 ready. Third parties are companies that provide certain services to VALIC. Third parties are different from internal systems in that VALIC has less, or no, control over their Year 2000 readiness. VALIC has developed a plan to review and try to lessen the Year 2000 risks of third parties. As of December 31, 1998, VALIC has substantially completed its review of third party Year 2000 risks. VALIC intends to test third party Year 2000 readiness throughout 1999.



  - CONTINGENCY PLANS. VALIC has begun contingency planning to reduce the risk associated with the Year 2000 Problem. The contingency plans for third party relationships include the following activities: (1) evaluate the consequences of any failures associated with the Year 2000 Problem; (2) determine the chance of a Year 2000-related failure for systems that have a high chance of failing; (3) develop an action plan to complete contingency plans for those systems that rank high in both impact of failure and chance of failure; and (4) complete any action plans.



VALIC expects to substantially complete all contingency planning activities by April 30, 1999.



RISKS AND UNCERTAINTIES. Based on the above, VALIC believes that it will experience, at most, isolated and minor disruptions of business systems on and after January 1, 2000. These disruptions are not expected to have a material effect on VALIC's operations or financial condition. However, it is impossible to know exactly how the Year 2000 Problem will affect VALIC. In addition, third party Year 2000 Problems may have a significant impact on VALIC.



Through December 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred during 1998. VALIC currently anticipates that it will incur future costs of $2.1 million for additional internal staff, third party vendors, and other expenses to maintain readiness and complete third party contingency plans.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    7
Types of Variable Annuity Contracts.................    8
Federal Tax Matters.................................    8
    Tax Consequences of Purchase Payments...........    8
    Tax Consequences of Distributions...............   10
    Special Tax Consequences -- Early
      Distribution..................................   11
    Special Tax Consequences -- Required
      Distributions.................................   12
    Tax Free Rollovers, Transfers and Exchanges.....   13
Exchange Privilege..................................   14
    Exchanges From Independence Plus Contracts......   14
    Exchanges From V-Plan Contracts.................   15
    Exchanges From SA-1 and SA-2 Contracts..........   16
    Exchanges From Impact Contracts.................   17
    Exchanges From Compounder Contracts.............   18
    Information Which May Be Applicable To Any
      Exchange......................................   19
Calculation of Surrender Charge.....................   20
    Illustration of Surrender Charge on Total
      Surrender.....................................   20
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   20
Purchase Unit Value.................................   21
    Illustration of Calculation of Purchase Unit
      Value.........................................   21
    Illustration of Purchase of Purchase Units......   21
Performance Calculations............................   21
    AGSPC Money Market Division Yields..............   21
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   21
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   21
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   21
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   21
Standardized Yield for Divisions Seven, Eight and
  Thirteen..........................................   22
    Calculation of Standardized Yield for Divisions
      Seven, Eight and Thirteen.....................   22
    Illustration of Calculation of Standardized
      Yield for Divisions Seven, Eight and
      Thirteen......................................   22
    Calculation of Average Annual Total Return......   23
Performance Information.............................   23
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   23
    Performance Compared to Market Indices..........   24
    AGSPC Asset Allocation Division Five Performance
      Compared to S&P 500 Index, Merrill Lynch
      Corporate and Government Master Index and
      Certificate of Deposit Primary Offering by New
      York City Banks, 30 Day Index.................   27



                                                      PAGE
                                                      ----
    AGSPC Capital Conservation Division Seven
      Performance Compared to Merrill Lynch
      Corporate Master Index........................   28
    AGSPC Government Securities Division Eight
      Performance Compared to Lehman Brothers U.S.
      Treasury Composite Index......................   29
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   29
    AGSPC Growth & Income Division Sixteen
      Performance Compared to S&P 500 Index.........   30
    AGSPC International Equities Division Eleven
      Performance Compared to EAFE Index............   30
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   31
    AGSPC MidCap Index Division Four Performance
      Compared to S&P 500 Index and S&P MidCap 400
      Index.........................................   32
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   33
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   33
    AGSPC Small Cap Index Division Fourteen
      Performance Compared to Russell 2000 Index....   34
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   34
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   35
    Dreyfus Small Cap Division Eighteen Performance
      Compared to Russell 2000......................   35
    Templeton Asset Allocation Division Nineteen
      Performance Compared to MSCI World Index,
      Salomon Brothers Non-US Dollar World
      Government Bond Index, and Certificate of
      Deposit Primary Offering by New York City
      Banks, 30 Day Index...........................   36
    Templeton International Division Twenty
      Performance Compared to MSCI World Index......   37
Payout Payments.....................................   37
    Assumed Investment Rate.........................   37
    Amount of Payout Payments.......................   37
    Payout Unit Value...............................   38
    Illustration of Calculation of Payout Unit
      Value.........................................   38
    Illustration of Payout Payments.................   39
Distribution of Variable Annuity Contracts..........   39
Experts.............................................   39
Comments on Financial Statements....................   40

                REVOCATION OF TELEPHONE ASSET TRANSFER AUTHORITY
    Participant/Contract Owner Name:

    ------------------------------------------------------------------------
    Social Security Number:

    ------------------------------------------------------------------------
    Birth Date:

I am the Participant under or Contract Owner of one or more variable annuity contracts issued by The Variable Annuity Life Insurance Company ("VALIC"). I hereby instruct VALIC not to accept any telephone instructions to transfer Account Values among investment options or change the allocation of future Purchase Payments from me, anyone representing me or anyone representing himself or herself to be me. I understand as a result of executing this form that the transfer of Account Values or Payout Values among investment options or changes in the allocation of future Purchase Payments may only be effected upon the receipt by VALIC of my written instructions.

------------------------------------------------------------       ---------------------------------------
            Participant/Contract Owner Signature                                    Date
Mail this form to any Regional Office (see the last page of your prospectus for addresses) or to the Home
Office at the following address: VALIC, Customer Service A3-01, 2929 Allen Parkway, Houston, TX 77019.

Please tear off, complete and return the form below to one of our Regional Offices at the address shown on the inside back cover of this Prospectus. A Statement of Additional Information may also be ordered by calling 1-800-44-VALIC.

 ................................................................................

                          PORTFOLIO DIRECTOR CONTRACTS

Please send me a free copy of the Statement of Additional Information for The Variable Annuity Life Insurance Company Separate Account A (Portfolio Director).

                             (Please Print or Type)

--------------------------------------------------------------------------------


   Name:                                                  G.A. #
   Address:                                               Policy #
   Social Security Number:
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                 FOR ADDITIONAL INFORMATION ABOUT THE CONTRACTS


                     CONTACT YOUR NEAREST REGIONAL OFFICE:



3535 Grandview Parkway


Suite 200


Birmingham, AL 35243


(205) 967-8955


10851 N. Black Canyon Hwy


Suite 700


Phoenix, AZ 85029


(602) 678-1700


222 South Harbor Blvd.


10th Floor


Anaheim, CA 92805


(714) 817-8100


2450 Venture Oaks Way


Suite 120


Sacramento, CA 95833


(916) 614-1700


1900 O'Farrell St.


Suite 390


San Mateo, CA 94403


(650) 358-2900


165 South Union Blvd.


Suite 1050


Lakewood, CO 80228


(303) 988-3344


10006 N. Dale Mabry Hwy.


Suite 113


Tampa, FL 33618


(813) 961-1611


3505 Lake Lynda Drive


Suite 114


Orlando, FL 32817


(407) 482-8825


100 Ashford Center North


Suite 100


Atlanta, GA 30338


(770) 395-4700


230 West Monroe


Suite 1900


Chicago, IL 60606


(312) 214-8870


11711 N. Meridian St.


Suite 300


Carmel, IN 46032


(317) 818-5900


7310 Ritchie Highway


Suite 800


Glen Burnie, MD 21061


(410) 768-2330


1301 West Long Lake Road


Suite 340


Troy, MI 48098


(248) 641-0022


8500 Normandale Lake Blvd.


Suite 750


Bloomington, MN 55437


(612) 893-1099


4266 Interstate 55N


Suite 108


Jackson, MS 39211


(601) 981-5801


410 Amherst Street


Suite 250


Nashua, NH 03063


(603) 889-1313


90 Woodbridge Ctr. Dr.


Suite 300


Woodbridge, NJ 07095


(732) 596-1600


University Tower


3100 Tower Blvd.


Suite 1601, Box 50


Durham, NC 27707


(919) 489-6529


Two Summit Park Drive


Suite 410


Independence, OH 44131


(216) 643-6340


1800 S.W. First Avenue


Suite 505


Portland, OR 97201


(503) 223-6288


1767 Sentry Pkwy. West 19


Suite 300


Blue Bell, PA 19422


(215) 619-2270


Two International Plaza


Suite 601


Nashville, TN 37217


(615) 254-4822


5400 LBJ Freeway


Suite 1340


Dallas, TX 75240


(972) 490-1515


800 Gessner


Suite 1280


Houston, TX 77024


(713) 463-3800


7400 Beaufont Springs Drive


Suite 310


Richmond, VA 23225


(804) 272-0344



  There are also more than thirty-three branch offices located throughout the country.


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019


                                 1-800-44-VALIC


      FOR UNIT VALUE INFORMATION CALL: 1-800-42-VALIC & TDD 1-800-24-VALIC


             FOR ASSET TRANSFERS BY TELEPHONE CALL: 1-800-621-7792


                               TDD 1-800-35-VALIC


                           EASYACCESS 1-800-42-VALIC


                         TDD EASYACCESS 1-800-24-VALIC

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  [VALIC LOGO]


                                 PRINTED MATTER


                     PRINTED IN U.S.A.  VA 10789  VER 5/99


         (C)The Variable Annuity Life Insurance Company, Houston, Texas



                                           Recycled Paper  [RECYCLED PAPER LOGO]

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                           PORTFOLIO DIRECTOR(R) PLUS
                              FOR SERIES 1 TO 12,
                              SERIES 1.20 TO 12.20
                            AND SERIES 1.40 TO 12.40

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 1999



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus dated May 1, 1999 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or A.G. Distributors, Inc. ("A.G. Distributors") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of A.G. Distributors or from its registered sales representatives.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
General Information.........................................    4
  Marketing Information.....................................    4
  Endorsements and Published Ratings........................    9
Types of Variable Annuity Contracts.........................   10
Federal Tax Matters.........................................   10
  Tax Consequences of Purchase Payments.....................   10
  Tax Consequences of Distributions.........................   12
  Special Tax Consequences -- Early Distribution............   13
  Special Tax Consequences -- Required Distributions........   14
  Tax Free Rollovers, Transfers and Exchanges...............   15
Exchange Privilege..........................................   15
  Exchanges From Portfolio Director.........................   16
  Exchanges From Portfolio Director 2.......................   16
  Exchanges From Independence Plus Contracts................   17
  Exchanges From V-Plan Contracts...........................   18
  Exchanges From SA-1 and SA-2 Contracts....................   19
  Exchanges From Impact Contracts...........................   20
  Exchanges From Compounder Contracts.......................   21
  Information Which May Be Applicable To Any Exchange.......   22
Calculation of Surrender Charge.............................   23
  Illustration of Surrender Charge on Total Surrender.......   23
  Illustration of Surrender Charge on a 10% Partial
     Surrender Followed by a Full Surrender.................   23
Purchase Unit Value.........................................   24
  Illustration of Calculation of Purchase Unit Value........   24
  Illustration of Purchase of Purchase Units................   24
Performance Calculations....................................   24
  AGSPC Money Market and American General Money Market
     Divisions Yields.......................................   24
  Calculation of Current Yield for AGSPC Money Market
     Division Six...........................................   24
  Calculation of Current Yield for American General Money
     Market Division 44.....................................   24
  Illustration of Calculation of Current Yield for AGSPC
     Money Market Division Six and American General Money
     Market Division 44.....................................   24
  Calculation of Effective Yield for AGSPC Money Market
     Division Six...........................................   25
  Calculation of Effective Yield for American General Money
     Market Division 44.....................................   25
  Illustration of Calculation of Effective Yield for AGSPC
     Money Market Division Six and American General Money
     Market Division 44.....................................   25
Standardized Yield for Bond Fund Divisions..................   25
  Calculation of Standardized Yield for Bond Fund
     Divisions..............................................   25
  Illustration of Calculation of Standardized Yield for Bond
     Fund Divisions.........................................   25
  Calculation of Average Annual Total Return................   25
Performance Information.....................................   27
  Hypothetical $10,000 Account Value and Cumulative Return
     as Compared to Benchmark Tables........................   27
  Performance Compared to Market Indices....................   27
  AGSPC Asset Allocation Division Five......................   32
  AGSPC Capital Conservation Division Seven.................   33
  AGSPC Government Securities Division Eight................   33
  AGSPC Growth Division Fifteen.............................   34
  AGSPC Growth & Income Division Sixteen....................   34
  AGSPC International Equities Division Eleven..............   35
  AGSPC International Government Bond Division Thirteen.....   36
  AGSPC MidCap Index Division Four..........................   36
  AGSPC Money Market Division Six...........................   37
  AGSPC Science & Technology Division Seventeen.............   38
  AGSPC Small Cap Index Division Fourteen...................   38
  AGSPC Social Awareness Division Twelve....................   39

                                                              PAGE
                                                              ----
  AGSPC Stock Index Division Ten............................   40
  American Century Ultra Division Thirty-One................   40
  American General Balanced Division Forty-Two..............   41
  American General Conservative Growth Lifestyle Division
     Fifty..................................................   41
  American General Core Bond Division Fifty-Eight...........   41
  American General Domestic Bond Division Forty-Three.......   41
  American General Growth Lifestyle Division Forty-Eight....   41
  American General High Yield Bond Division Sixty...........   41
  American General International Growth Division
     Thirty-Three...........................................   41
  American General International Value Division
     Thirty-Four............................................   41
  American General Large Cap Growth Division Thirty-Nine....   41
  American General Large Cap Value Division Forty...........   42
  American General Mid Cap Growth Division Thirty-Seven.....   42
  American General Mid Cap Value Division Thirty-Eight......   42
  American General Moderate Growth Lifestyle Division
     Forty-Nine.............................................   42
  American General Money Market Division Forty-Four.........   42
  American General Small Cap Growth Division Thirty-Five....   42
  American General Small Cap Value Division Thirty-Six......   42
  American General Socially Responsible Division
     Forty-One..............................................   42
  American General Strategic Bond Division Fifty-Nine.......   42
  Dreyfus Variable Investment Fund -- Small Cap Portfolio
     Division Eighteen......................................   43
  Evergreen Growth and Income Division Fifty-Six............   43
  Evergreen Small Cap Value Division Fifty-Five.............   44
  Evergreen Value Division Fifty-Seven......................   45
  Founders Growth Division Thirty...........................   45
  Neuberger Berman Guardian Trust Division Twenty-Nine......   46
  Putnam Global Growth -- Class A Division Twenty-Eight.....   47
  Putnam New Opportunities -- Class A Division Twenty-Six...   47
  Putnam OTC & Emerging Growth -- Class A Division
     Twenty-Seven...........................................   48
  Scudder Growth and Income Division Twenty-One.............   49
  T. Rowe Price Small-Cap Stock Division Fifty-One..........   49
  Templeton Asset Allocation Division Nineteen..............   50
  Templeton Foreign Division Thirty-Two.....................   51
  Templeton International Division Twenty...................   51
  Vanguard LifeStrategy Conservative Growth Division
     Fifty-Four.............................................   52
  Vanguard Long-Term Corporate Division Twenty-Two..........   53
  Vanguard Long-Term Treasury Division Twenty-Three.........   54
  Vanguard LifeStrategy Growth Division Fifty-Two...........   54
  Vanguard LifeStrategy Moderate Growth Division
     Fifty-Three............................................   55
  Vanguard Wellington Division Twenty-Five..................   56
  Vanguard Windsor II Division Twenty-Four..................   57
Payout Payments.............................................   58
  Assumed Investment Rate...................................   58
  Amount of Payout Payments.................................   58
  Payout Unit Value.........................................   58
  Illustration of Calculation of Payout Unit Value..........   59
  Illustration of Payout Payments...........................   59
Distribution of Variable Annuity Contracts..................   60
Experts.....................................................   60
Comments on Financial Statements............................   61

                              GENERAL INFORMATION


     The Variable Annuity Life Insurance Company (the "Company") is a stock life insurance company organized under the laws of the State of Texas and is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company also is licensed to write life insurance in all states (other than Connecticut) and the District of Columbia, and annuities in all fifty states and the District of Columbia. The Company is an indirectly wholly owned subsidiary of American General Corporation.



     On July 25, 1979, the Company established Separate Account A (the Separate Account) in accordance with the Texas Insurance Code. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "Act").



     Each Division of the Separate Account (except for AGSPC's International Government Bond Fund, the American General Lifestyle Funds and the Vanguard LifeStrategy Funds, each of which is a non-diversified Fund) invests in the shares of a diversified, open-end, management-type investment company registered under the Act, or a portfolio of a diversified, open-end, management investment company registered under the Act. The Separate Account currently is made up of 53 Divisions.



MARKETING INFORMATION


     The Company has targeted organizations in specific market sectors as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private, primary and secondary schools, colleges and universities, healthcare organizations, state and local governments and other organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $3.7 billion as of December 31, 1998. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,954,190 accounts as of December 31, 1998. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 26,392 as of December 31, 1998. As of December 31, 1998, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1998 the Company's assets totaled more than $39 billion.


     The Company's growth can also be reviewed by examining each market segment the Company targets.


     As of December 31, 1998, the Company was marketing Contracts in more than 10,218 public and private, primary and secondary schools with more than 494,584 participant accounts for employees in public and private schools nationwide. From December 31, 1988 to December 31, 1998, the cash value of investments in these Contracts has increased by 269 percent while the number of public and private school groups in these Contracts increased 97 percent and the number of participant accounts in these Contracts increased by 111 percent.



     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1988 to December 31, 1998, the number of colleges and universities which allow the Company to market Contracts to its faculty and staff members has increased 166 percent and for the same period the number of participant accounts has increased 131 percent. For the same time period cash values for participants have increased 306 percent. As of December 31, 1998, nearly 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.


     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."


     The Company has also had growth in the healthcare market segment. From December 31, 1988 to December 31, 1998 Contract cash values have increased 802 percent. During the same period the number of healthcare groups that have purchased these Contracts increased 274 percent and the number of participant accounts increased 727 percent.



     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1988 to December 31, 1998, Contract cash values for participants in these groups have increased 310 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 229 percent and the number of employer groups has increased 303 percent.



     Additionally, many states operate, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans (ORPs). A state that sponsors an ORP will select one or more carriers to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 28 of the 31 states that sponsor ORPs as an alternative to a stated defined, benefit plan and offers multiple carriers, as of December 31, 1998. From December 31, 1993 to December 31, 1998, in these ORPs the number of participant accounts increased 81 percent and cash values increased 153 percent to nearly $2.7 billion.


     The Company may, from time to time, refer to American General Retirement Services. American General Retirement Services is a financial reporting segment of American General Corporation. The Company and American General Annuity Insurance Company are the two insurance companies that constitute American General Retirement Services.

     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan(SM). Easy Retirement Planning includes: (1) personal, face-to-face service from highly trained VALIC Retirement Planning Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; and (6) a financially strong and stable Company with which to do business.

     The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.


     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the healthcare segment. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus.


     The Company may, from time-to-time, refer to American Century Investment Management, Inc. (ACIM) as investment adviser to the American Century Ultra Fund (underlying Division Thirty-One). The nation's fourth-largest family of direct-marketed, no-load mutual funds, American Century also represents the 15th-largest family of funds overall. American Century offers more than 70 no-load funds and manages assets for more than 2 million investors. American Century, as of Dec. 31, 1998, had more than $70 billion in assets under management.



     The Company may, from time to time, refer to The Dreyfus Corporation as the investment adviser for the Dreyfus Small Cap Portfolio (underlying Division Eighteen). The Dreyfus Corporation has been helping Americans invest for their future with quality mutual funds, for more than four decades. As of December 31, 1998, the firm had approximately $117 billion in assets under management.



     The Company may, from time-to-time, refer to Evergreen Asset Management Corp. (Evergreen Asset) as investment adviser to Evergreen Growth and Income Fund (underlying Division 56) and Evergreen Small Cap Value Fund (underlying Division 55). Evergreen Asset is a wholly-owned subsidiary of First Union Corporation (First Union). Evergreen Asset, with its predecessors, has served as investment adviser to certain Evergreen mutual funds since 1971 and currently manages over $10 billion in assets.



     The Company may, from time-to-time, refer to the Capital Management Group of First Union National Bank (FUNB) as investment adviser to Evergreen Value Fund (underlying Division 57). FUNB is a subsidiary of First Union and has been managing mutual funds and private accounts since 1932. It currently manages over [$33] billion in assets for 43 of the Evergreen Funds. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.



     The Company may, from time-to-time, refer to Founders Asset Management LLC
(FAM) as investment adviser to Founders Growth Fund (underlying Division Thirty). FAM and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. FAM offers a range of no-load mutual funds, sub-advisory services and separately managed accounts. FAM has established a growth-style investment management process which is consistent throughout all portfolios. FAM, as of December 31, 1998, had over $7.5 billion of assets under management. In 1998, FAM became part of the Mellon/Dreyfus family of investment management companies.



     The Company may, from time to time, refer to Neuberger Berman Management Inc. (NB Management) as investment manager to the Portfolio in which Neuberger Berman Guardian Trust (underlying Division Twenty-Nine) invests. In 1939, Roy Neuberger established Neuberger Berman, LLC, which was then a partnership to manage equity portfolios for individual investors. In 1950, he introduced one of the first no-load mutual funds, Guardian Mutual Fund. NB Management, an affiliate of Neuberger Berman, LLC, was later established and now manages a family of mutual funds. NB Management follows a value approach for Neuberger Berman Guardian Trust which is intended to provide solid performance in good markets and minimize losses when conditions are less favorable. As of December 31, 1998, NB Management and its affiliates managed approximately 55 billion in aggregate net assets.



     The Company may, from time to time, refer to Putnam Investment Management Inc. (PIM) as investment adviser to the Putnam New Opportunities Fund -- Class A Shares (underlying Division Twenty-Six), Putnam OTC & Emerging Growth

Fund -- Class A Shares (underlying Division Twenty-Seven) and Putnam Global Growth Fund -- Class A Shares (underlying Division Twenty-Eight). PIM is one of the nation's oldest and largest investment complexes, managing more than 111 different funds and serving more than 10 million shareholder accounts. For the past seven years, PIM and its affiliates have been rated among the top service providers in the nation, according to DALBAR Financial Services, which monitors and evaluates the quality of service provided by virtually every mutual fund family. PIM credits its strength in the financial industry to its highly diversified product line, professional portfolio management and award-winning service. Including institutional accounts, PIM and its affiliates, as of December 31, 1998, had approximately $303 billion of assets under management.



     The Company may, from time to time, refer to Scudder Kemper Investments, Inc. (Scudder Kemper) as investment adviser to the Scudder Growth and Income Fund (underlying Division Twenty-One). Scudder Kemper, is one of the most experienced investment management organizations worldwide, managing assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies and private family and individual accounts. It is a member of the Zurich Group, an internationally recognized leader in financial services, which includes property/casualty and life insurance, reinsurance and asset management. Scudder Kemper, as of December 31, 1998, had more than $280 billion in assets under management.



     The Company may, from time to time, refer to T. Rowe Price Associates, Inc. (T. Rowe Price) as investment adviser to the T. Rowe Price Small-Cap Stock Fund (underlying Division Fifty-One). The firm, which was founded by Thomas Rowe Price, Jr. in 1937, is one of the pioneers of the growth stock theory of investing. T. Rowe Price, one of the nation's leading no-load fund managers, and its affiliates managed approximately $148 billion of assets as of December 31, 1998. Its approach to managing money is based on proprietary research and a strict investment discipline developed over six decades.



     The Company may, from time to time, refer to Templeton Global Advisors
(TGA) Limited as investment adviser to the Templeton Foreign Fund (underlying Division Thirty-Two). For more than 40 years, the Templeton organization has been a leading global investment management company with offices in the U.S., Australia, Bahamas, Canada, Hong Kong, Luxembourg, Singapore, Russia, Scotland and Germany. Templeton is a member of the $221 billion Franklin Templeton Group with approximately 7 million individual and institutional accounts. The Franklin Templeton Group provides investment management and advisory services to a world-wide client base and maintains a disciplined, long-term approach to value-oriented global and international investing. Templeton advisers, as of December 31, 1998, had more than $90 billion in assets under management.


     The Company may, from time to time, refer to Templeton Investment Counsel, Inc. as the investment adviser for the Templeton Asset Allocation Fund (underlying Division Nineteen) and the Templeton International Fund (underlying Division Twenty). Templeton Investment Counsel, Inc. uses a disciplined, long-term approach to value oriented global and international investing. It has an extensive global network of investment sources. Securities are selected for a fund's portfolio on the basis of fundamental company by company analysis.


     The Company may, from time to time, refer to Vanguard as the investment adviser to the Vanguard Funds underlying Vanguard LifeStrategy Conservative Growth Fund (underlying Division Fifty-Four), Vanguard LifeStrategy Moderate Growth Fund (underlying Division Fifty-Three) and Vanguard LifeStrategy Growth Fund (underlying Division Fifty-Two). Since its founding in 1974, Vanguard has emerged as one of America's largest mutual fund organizations. Today Vanguard provides competitive investment performance, a diversity of fund alternatives and the lowest possible fund operating expenses to nearly 9 million shareholders. Vanguard, as of December 31, 1998, had more than $461 billion of assets under management.


     The Company may, from time to time, refer to the Wellington Management Company, LLP (WMC) as investment adviser to the Vanguard Wellington Fund (underlying Division Twenty-Five) and the Vanguard Long-Term Corporate Fund (underlying Division Twenty-Two). WMC is a professional investment counseling firm which globally provides investment services to investment companies, institutions and individuals.

     The Company may, from time to time, refer to Vanguard Fixed Income Group
(VFIG) as invest-
ment adviser to the Vanguard Long-Term Treasury Fund (underlying Division Twenty-Three). VFIG provides investment advisory services to more than 39 Vanguard money market and bond portfolios.

     The Company may, from time to time, refer to Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc. and Vanguard Core Management Group. Each is an investment adviser to Vanguard Windsor II Fund (underlying Division Twenty-Four). Barrow, Hanley, Mewhinney & Strauss, Inc. is a Texas corporation which manages a portion of the equity allocation of the Vanguard Windsor II Fund. Equinox Capital Management, Inc., a Delaware corporation, Tukman Capital Management, Inc., a Maryland corporation, and Vanguard Core Management Group manage the investment and reinvestment of a portion of the equity allocation of Vanguard Windsor II Fund.


     The Company may, from time to time, refer to the following investment subadvisers: Bankers Trust Company investment subadviser to American General Series Portfolio Company ("AGSPC") Stock Index Fund (underlying Division 10), AGSPC MidCap Index Fund (underlying Division 4), AGSPC Small Cap Index Fund (underlying Division 14), and co-adviser to American General Small Cap Value Fund (underlying Division 36); T. Rowe Price Associates, Inc. investment subadviser to AGSPC Growth Fund (underlying Division 15) and AGSPC Science & Technology Fund (underlying Division 17); Neuberger Berman, LLC investment sub-adviser to Neuberger Berman Guardian Trust (underlying Division 29); American General Investment Management, L.P. investment subadviser to American General High Yield Bond Fund (underlying Division 60), American General Strategic Bond Fund (underlying Division 59) and American General Core Bond Fund (underlying Division 58); Jacobs Asset Management investment subadviser to American General International Growth Fund (underlying Division 33); Goldman Sachs Asset Management investment subadviser to American General Large Cap Growth Fund (underlying Division 39); Brown Capital Management Inc. investment subadviser to American General Mid Cap Growth Fund (underlying Division 37); J.P. Morgan Investment Management Inc. investment subadviser to American General Small Cap Growth Fund (underlying Division 35); Capital Guardian Trust Company investment subadviser to American General International Value Fund (underlying Division 34), American General Balanced Fund (underlying Division 42), American General Domestic Bond Fund (underlying Division 43); State Street Bank & Trust Company/State Street Global Advisors investment subadviser to American General Large Cap Value Fund (underlying Division 40); Neuberger Berman Management Inc. investment subadviser to American General Mid Cap Value Fund (underlying Division 38), Fiduciary Management Associates Inc. investment subadviser (co-adviser) to American General Small Cap Value Fund (underlying Division 36).



     Bankers Trust Company, sub-adviser to Divisions 4, 10 and 14, and one of two sub-advisers to Division 36, is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval and the Trustees of AGSPC 3 also approved a new investment sub-advisory agreement with Bankers Trust Company, which is not subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.



     On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.



     As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


     The Company may, from time to time, refer in advertisements or sales materials to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. The Company may also refer to other versions of Portfolio Director Plus in advertisements or sales material. The Company may refer to certain innovative aspects of its products such as having a variety of publicly available mutual funds as Variable Account Options. Additionally the Company may refer from time to time in advertisements or sales materials to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its groups, Contract Owners and Participants.

     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.

     The Company may, from time to time, compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director Plus to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.

ENDORSEMENTS AND
PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. Morningstar has not, however, ranked the Neuberger Berman Guardian Trust. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.



     The Company may, from time to time, refer to the VARDS Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.


     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director Plus, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. If investment in publicly available mutual funds were to cause the tax deferral provisions described below for these specific types of contracts not to apply, you would be currently taxed on transfers, redemptions, purchase payments and dividend and capital gains distributions.

     In addition, it is also the opinion of VALIC and its tax counsel that, for each other type of Qualified Contract, an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.

     For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. In that case, investment earnings on contributions to Non-Qualified Contracts generally will be taxed currently to the owner, and the contracts will not be treated as annuities for federal income tax purposes.

TAX CONSEQUENCES OF PURCHASE PAYMENTS


     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

     Your voluntary salary reduction contributions are generally limited to $10,000 ($9,500 before 1998), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).


     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally fully deductible only by individuals who:


 (i) are not active participants in another retirement plan, and are not married;

 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $31,000 or less ($30,000 for 1998, $25,000 or less prior to 1998; adjusted upward for inflation after 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $51,000 or less ($50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after 1998).


     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

 (i) are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 1999 you may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.



     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.


     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions may not exceed $10,000 per year. This limit is indexed and may be increased in future years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.

     SIMPLE IRA. Employer and employee contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) IRA, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers or conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or otherwise made available to the recipient.

     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1998, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 25% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and


(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and

(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1) to a Beneficiary on or after the Contract Owner's death;

(2) upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4) made under an immediate annuity contract, or

(5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs for purposes of satisfying these require-ments, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.


     A participant generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.


     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant at the time of death.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to a 408(b) individual retirement account or annuity, or to another such plan.


     408(b) IRAs. Funds may be transferred tax-free to a 408(b) IRA Contract in a tax-free rollover, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.


     408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.


     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.


     408(p) SIMPLE IRAs. Funds may generally be rolled over tax free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.

EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director Plus. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director Plus is provided below.

EXCHANGES FROM PORTFOLIO DIRECTOR

  Sales/Surrender Charges

     Portfolio Director and Portfolio Director Plus have the same provisions for imposing surrender charges upon total or partial surrenders. Portfolio Director and Portfolio Director Plus have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as Portfolio Director. Purchase Payments exchanged into Portfolio Director Plus will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Portfolio Director for purposes of calculating the surrender charge under Portfolio Director Plus.

  Other Charges

     Portfolio Director and Portfolio Director Plus have the same provisions for imposing the quarterly account maintenance fee.

     Portfolio Director and Portfolio Director Plus impose an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director Plus the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options


     Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, The Dreyfus Corporation or Templeton Investment Counsel Inc. for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.


     Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different investment portfolios of American General Series Portfolio Company 3 ("AGSPC 3") and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

  Annuity Options

     Portfolio Director and Portfolio Director Plus provide the same annuity options.

EXCHANGES FROM PORTFOLIO DIRECTOR 2

  Sales/Surrender Charges

     Portfolio Director 2 and Portfolio Director Plus have the same provisions for imposing surrender charges upon total or partial surrenders. Portfolio Director 2 and Portfolio Director Plus have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as Portfolio Director 2. Purchase Payments exchanged into Portfolio Director Plus will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Portfolio Director 2 for purposes of calculating the surrender charge under Portfolio Director Plus.

  Other Charges

     Portfolio Director 2 and Portfolio Director Plus have the same provisions for imposing the quarterly account maintenance fee.

     Portfolio Director 2 and Portfolio Director Plus impose an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2 and Portfolio Director Plus), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director Plus the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options

     Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different investment portfolios of AGSPC 3 and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

  Annuity Options

     Portfolio Director, Portfolio Director 2 and Portfolio Director Plus provide the same annuity options.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director Plus and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director Plus will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account

Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AGSPC portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different portfolios of AGSPC 3 and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, or other investment advisers for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director Plus permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director Plus both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director Plus may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director Plus provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director Plus provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age
59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director Plus will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Directors Plus and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director Plus, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director Plus does not provide for commutation. V-Plan Contracts and Portfolio Directors Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus ("Exchanged Amount"). Purchase Payments made to Portfolio Director Plus, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1,

1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of AGSPC. This portfolio is managed by the Company for advisory fees at an annual rate of .28% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different portfolios of AGSPC 3 and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by either the Company or other investment managers, for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director Plus. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director Plus does not provide this option. SA-1 and Portfolio Director Plus, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director Plus also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director Plus also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding re-quirements, Portfolio Director Plus will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director Plus which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director Plus for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director Plus on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director Plus.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company on Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AGSPC. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to
 .50% of each respective portfolio's average daily net assets. Under Portfolio Director Plus, fifty-three divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC, eighteen of which invest in different portfolios of AGSPC 3 and twenty-two of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by either the Company, or other investment managers, for advisory fees at annual rates ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and the Portfolio Director Plus both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director Plus the surrender charge under Portfolio Director Plus will not apply to the amount of Account Value applied to Portfolio Director Plus. Purchase Payments made to Portfolio Director Plus, however, would be subject to the surrender charge under Portfolio Director Plus. In the case of a partial surrender, all Purchase Payments to Portfolio Director Plus will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director Plus, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director Plus, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director Plus. The fee may also be reduced or waived by the Company for Portfolio Director Plus if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director Plus, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director Plus), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director Plus. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director Plus allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director 2 provides for a designated period of 5 and 30 years. Unlike Portfolio Director 2, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director Plus are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director Plus or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director Plus are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director Plus generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:


              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

     Example 1.

                              TRANSACTION HISTORY

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/93..........................  Purchase Payment                                     $10,000
2/1/94..........................  Purchase Payment                                       5,000
2/1/95..........................  Purchase Payment                                      15,000
2/1/96..........................  Purchase Payment                                       2,000
2/1/97..........................  Purchase Payment                                       3,000
2/1/98..........................  Purchase Payment                                       4,000
7/1/98..........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000



    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 2/1/93....................................   $    0
      2.   Surrender Charge against Purchase Payment of 2/1/94....................................   $  250
      3.   Surrender Charge against Purchase Payment of 2/1/95....................................   $  750
      4.   Surrender Charge against Purchase Payment of 2/1/96....................................   $  100
      5.   Surrender Charge against Purchase Payment of 2/1/97....................................   $  150
      6.   Surrender Charge against Purchase Payment of 2/1/98....................................   $  200
      Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6).........................   $1,450
 b.   Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
      Account Value at time of surrender              $ 50,000
      Less 10% not subject to Surrender Charge          -5,000
                                                   -----------
      Subject to Surrender Charge                       45,000
                                                      X    .05
                                                   -----------
      Surrender Charge based on Account Value           $2,250  ..................................   $2,250
 c.   Surrender Charge is the lesser of a or b....................................................   $1,450


 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/93..........................  Purchase Payment                                     $10,000
2/1/94..........................  Purchase Payment                                       5,000
2/1/95..........................  Purchase Payment                                      15,000
2/1/96..........................  Purchase Payment                                       2,000
2/1/97..........................  Purchase Payment                                       3,000
2/1/98..........................  Purchase Payment                                       4,000
7/1/98..........................  10% Partial Surrender (Assumes                         3,900
                                  Account Value is $39,000)
8/1/98..........................  Full Surrender                                        35,100


     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
      period................................  $  1.800000
    2. Value of Fund share, beginning of
      period................................  $ 21.200000
    3. Change in value of Fund share........  $   .500000
    4. Gross investment return (3)/(2)......      .023585
    5. Daily separate account fee*..........      .000027
         *Mortality and expense risk fee and
          administration and distribution
          fee of 1% per annum used for
          illustrative purposes.
    6. Net investment return (4)-(5)........      .023558
    7. Net investment factor 1.000000+(6)...     1.023558
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $  1.842404

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $  1.800000
    3. Number of Purchase Units purchased (1)/(2)...............       55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $  1.842404
    5. Value of Purchase Units in account for valuation date
       following purchase (3)X(4)...............................  $    102.36

                           PERFORMANCE CALCULATIONS*


     AGSPC MONEY MARKET AND AMERICAN GENERAL MONEY MARKET DIVISIONS YIELDS


        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                           7-Day Current Yield: 3.64%



   CALCULATION OF CURRENT YIELD FOR AMERICAN GENERAL MONEY MARKET DIVISION 44


                           7-Day Current Yield: 3.90%


ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                 AND AMERICAN GENERAL MONEY MARKET DIVISION 44


     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1998 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


---------------


 * For different series of Portfolio Director Plus which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                          7-Day Effective Yield: 3.71%



  CALCULATION OF EFFECTIVE YIELD FOR AMERICAN GENERAL MONEY MARKET DIVISION 44


                          7-Day Effective Yield: 3.97%



 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                    SIX AND


                   AMERICAN GENERAL MONEY MARKET DIVISION 44


     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1998 ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

           CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS


                                DIV. 7     DIV. 8    DIV. 13    DIV. 22    DIV. 23    DIV. 43    DIV. 58    DIV. 59    DIV. 60
                               --------   --------   --------   --------   --------   --------   --------   --------   --------
Standardized Yield...........   5.24%      4.82%      3.28%      4.96%      4.18%      6.03%      5.23%      7.34%      9.17%



   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS


     Example 7.


     The standardized yield quotation based on a 30-day period ended December 31, 1998 is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                         YIELD = 2 [( a - b + 1)6 - 1]
                                      -----
                                       cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1998, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV

     Where:

                 P   = a hypothetical initial Purchase Payment of $1,000
                 T   = average annual total return
                 n   = number of years
                 ERV = redeemable value at the end of the 1, 3, 5 or 10 year periods of a hypothetical $1,000 Purchase Payment made at
                       the beginning of the 1, 3, 5, or 10 year periods (or
                       fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.


     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 3, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return for certain Divisions as compared to the benchmarks shown. For different series of Portfolio Director Plus which may have lower charges during the purchase period those amounts shown in the following tables will be higher.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" and "Variable Account Options" in the prospectus.)

     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from the Underlying Fund. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES


     The performance of AGSPC Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the AGSPC Asset Allocation Fund, will invest. The base allocation is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500(R) Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.


     The AGSPC Capital Conservation Division Seven and Vanguard Long-Term Corporate Division Twenty-Two may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of these corporate bond holdings are approximately 12 years.

     The performance of AGSPC Growth Division Fifteen, AGSPC Growth & Income Division Sixteen, AGSPC Science & Technology Division Seventeen, AGSPC Social Awareness Division Twelve, AGSPC Stock Index Division Ten, American General Socially Responsible Division Forty-One, Evergreen Value Division Fifty-Seven, Founders Growth Division Thirty, Neuberger Berman Guardian Trust Division Twenty-Nine, Putnam New Opportunities Division Twenty-Six, Scudder Growth and Income Division Twenty-One, and Vanguard Windsor II Division Twenty-Four may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index represents approximately 73% of the aggregate United States equity markets capitalization.

     Performance of AGSPC Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.

     The AGSPC International Equities Division Eleven and Templeton Foreign Division Thirty-Two may be compared to the EAFE Index. The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares it's performance with the index using the second method.

     The performance of the AGSPC International Government Bond Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.

     The performance of the AGSPC MidCap Index Division Four may be compared to the record of the S&P 500(R) Index and S&P MidCap 400 Index. American General Mid Cap Value Division Thirty-Eight, American General Mid Cap Growth Division Thirty-Seven and Evergreen Growth and Income Division Fifty-Six may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.37 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.

     The performance of AGSPC Money Market Division Six and American General Money Market Division Forty-Four may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more

---------------

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). The AGSPC MidCap Index Fund and AGSPC Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

than $100,000. The Index for 30 days is published daily.

     The performance of the AGSPC Small Cap Index Division Fourteen, American General Small Cap Growth Division Thirty-Five, American General Small Cap Value Division Thirty-Six, Dreyfus Small Cap Division Eighteen, Evergreen Small Cap Equity Income Division Fifty-Five, Putnam OTC & Emerging Growth Division Twenty-Seven, and T. Rowe Price Small-Cap Stock Division Fifty-One may be compared to the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size.

     The performance of the American Century-Twentieth Century Ultra Division Thirty-One may be compared to both the S&P 500(R) Index and the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Price Index. The NASDAQ Composite Price Index was developed by the National Association of Securities Dealers (NASD) on May 17, 1971 with figures available from February 5, 1971, at which time the index value was 100. Through NASDAQ, the NASD provides daily, weekly, and monthly sets of stock price indicators for Over-the-Counter (OTC) securities in different industry categories. As of the end of 1996, over 5,800 issues were contained in the NASDAQ Composite Price Index.

     The performance of the American General Balanced Division Forty-Two may be compared to both the S&P 500(R) Index and the Lehman Brothers Government and Corporate Index. The performance of the American General Domestic Bond Division Forty-Three may be compared to the Lehman Brothers Government and Corporate Index. The Lehman Brothers Government and Corporate Index is a subset of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Government and Corporate Index represents both Treasury and agency government issues and SEC registered Corporate and Yankee bond issuers, with maturities of over one year. The corporate bond subset is representative of all of the major industries. The index was developed in January, 1973.

     The performance of the American General Large Cap Growth Division Thirty-Nine may be compared to the Russell 1000 Growth Index. The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index was developed with a base value of 130.00 as of December 31, 1986. The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market. The Russell 3000 Index is comprised of stocks within the Russell 1000 and the Russell 2000 Indices. The Index was developed with a base value of
140.00 as of December 31, 1986.

     The performance of the American General Large Cap Value Division Forty and Evergreen Value Fund may be compared to the Russell 1000 Index. The Russell 1000 Index consists of the largest 1000 companies in the Russell 3000 Index. This Index represents the universe of large capitalization stocks from which most active money managers typically select. The Index was developed with a base value of 130.00 as of December 31, 1986.

     The performance of American General International Growth Division Thirty-Three and American General International Value Division Thirty-Four may be compared to the Salomon Primary Market Index World ("Salomon World Index"). The Salomon Primary Market Index World is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. The Broad Market Index (BMI) is segregated into the Primary Market Index (PMI) and Extended Market Index (EMI) consisting of large and small capitalization issues, respectively.


     The Putnam Global Growth -- Class A Division Twenty-Eight and Templeton International Division Twenty may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). Total returns (with income reinvested) for the MSCI World Index is published


---------------

** The "Russell 2000(R) Index" and the "Russell 1000(R) Index" are trademark/service marks of the Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Trust Company.

using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes. The Division currently compares its performance with the index using the second method. The MSCI World Index is an unmanaged capitalization weighed index consisting of more than 1,500 issues from 22 countries as well as certain South African gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

     The performance of the Templeton Asset Allocation Division Nineteen may be compared to a benchmark comprised of a weighted average of three market sectors (corresponding to the sectors in which the Division, through the Templeton Asset Allocation Fund, will invest) as follows: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities, regardless of the Division's actual asset allocation. The performance of the equity securities sector of the Division may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). The performance of the intermediate or long-term debt securities sector may be compared to the Salomon Brothers Non-U.S. Dollar World Government Bond Index ("Salomon World Index"). The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. Total returns (with income reinvested) for the MSCI World Index and the Salomon World Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with these indexes using the second method. The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1500 issues from 22 countries as well as certain South African gold mining issues. The Salomon World Index is an unmanaged aggregate index composed of approximately 850 issues from seventeen countries.


     The performance of the Vanguard Long-Term Corporate Division Twenty-Two may be compared to the Lehman Long-Term Corporate AA or Better Bond Index. This index consists of all publicly issued, fixed rate, non-convertible investment grade, dollar-denominated, SEC-registered corporate debt rated AA or AAA.


     The performance of the Vanguard Long-Term Treasury Division Twenty-Three may be compared to the Lehman Brothers U.S. Treasury Long-Term Index. This index measures a Fund's sensitivity to interest rate changes. This index was initiated in 1976 and is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of ten years or greater.


     The performance of the Vanguard Welling- ton Division Twenty-Five may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks and bonds, comprised of the S&P 500 Index (65%) and the Lehman Long Corporate AA or Better Bond Index (35%). The Lehman Long Corporate AA or Better Bond Index consists of all publicly issued, fixed rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt rated AA or AAA.



     The performance of the Vanguard LifeStrategy Growth Division Fifty-Two may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks, bonds and cash reserves comprised of the Wilshire 5000 Index (65%), the Lehman Brothers Aggregate Bond Index (20%) and the Total International Composite Index (15%). The Lehman Brothers Aggregate Bond Index is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities rated BBB- or better. The Wilshire 5000 Index consists of common equity securities, covering all stocks in the U.S. for which daily pricing is available.



     The performance of the Vanguard LifeStrategy Moderate Growth Division Fifty-Three may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks, bonds, and cash reserves comprised of the Wilshire 5000 Index (50%), the Lehman Brothers Aggregate Bond Index (40%) and the Total International Composite Index (10%).

     The performance of the Vanguard LifeStrategy Conservative Growth Division Fifty-Four may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks, bonds, and cash reserves comprised of the Lehman Brothers Aggregate Bond Index (40%), the Wilshire 5000 Index (35%), the Salomon Smith Barney 3-Month Treasury Index (20%) and the Total International Composite Index (5%).

     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.

AGSPC ASSET ALLOCATION* DIVISION FIVE PERFORMANCE COMPARED TO S&P 500 INDEX; MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                  ASSET ALLOCATION                            S&P 500           BLENDED
                   DIVISION FIVE                               INDEX            INDEX***
----------------------------------------------------          --------          --------
01/01/89..................................  $10,000           $10,000           $10,000
12/31/89..................................   11,581            13,169            12,311
12/31/90..................................   11,189            12,760            12,583
12/31/91..................................   13,442            16,647            15,458
12/31/92..................................   13,212            17,915            16,579
12/31/93..................................   14,294            19,721            18,186
12/31/94..................................   13,967            19,982            18,186
12/31/95..................................   17,255            27,490            23,167
12/31/96..................................   18,979            33,804            26,372
12/31/97..................................   23,040            45,081            32,159
12/31/98..................................   26,999            57,966            38,548


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                         10 YEARS    5 YEARS    3 YEARS    1 YEAR
                                                         --------    -------    -------    ------
Investment Division**
     AGSPC Asset Allocation Division Five............     169.99%     88.88%     56.47%     17.19%
Benchmark Comparison
     S&P 500 Index...................................     479.66%    193.93%    110.86%     28.58%
     Blended Index***................................     285.48%    111.96%     66.39%     19.87%


---------------

  * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


 ** This Division was initiated on September 6, 1983.



*** The Blended Index reflects an allocation of investments in the following
    Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

AGSPC CAPITAL CONSERVATION DIVISION SEVEN PERFORMANCE COMPARED TO
MERRILL LYNCH CORPORATE MASTER INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                          MERRILL LYNCH
                     CAPITAL CONSERVATION                                CORPORATE MASTER
                        DIVISION SEVEN                                        INDEX
---------------------------------------------------------------          ----------------
01/01/89.............................................  $10,000               $10,000
12/31/89.............................................   11,063                11,411
12/31/90.............................................   10,922                12,253
12/31/91.............................................   12,669                14,487
12/31/92.............................................   13,626                15,808
12/31/93.............................................   15,108                17,773
12/31/94.............................................   14,044                17,176
12/31/95.............................................   16,795                20,882
12/31/96.............................................   16,920                21,590
12/31/97.............................................   18,187                23,832
12/31/98.............................................   19,333                25,910


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                           10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                           --------   -------    -------     ------
Investment Division*
     AGSPC Capital Conservation Division Seven...........    93.33%     27.96%     15.11%      6.30%
Benchmark Comparison
     Merrill Lynch Corporate Master Index................   159.10%     45.78%     24.08%      8.72%


---------------


* The Division was initiated on January 16, 1986.


AGSPC GOVERNMENT SECURITIES DIVISION EIGHT PERFORMANCE COMPARED TO LEHMAN BROTHERS U.S. TREASURY COMPOSITE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                           LEHMAN BROS.
                     GOVERNMENT SECURITIES                                 U.S. TREASURY
                         DIVISION EIGHT                                   COMPOSITE INDEX
----------------------------------------------------------------          ---------------
01/01/89..............................................  $10,000               $10,000
12/31/89..............................................   11,103                11,435
12/31/90..............................................   11,648                12,419
12/31/91..............................................   13,231                14,327
12/31/92..............................................   14,044                15,363
12/31/93..............................................   15,406                17,013
12/31/94..............................................   14,567                16,430
12/31/95..............................................   16,943                19,445
12/31/96..............................................   17,095                19,984
12/31/97..............................................   18,433                21,876
12/31/98..............................................   19,883                24,081

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                        10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                        --------   -------    -------     ------
Investment Division*
     AGSPC Government Securities Division Eight......     98.83%     29.06%     17.35%      7.86%
Benchmark Comparison
     Lehman Bros. U.S. Treasury Composite Index......    140.81%     41.55%     23.84%     10.08%


---------------


* The Division was initiated on January 16, 1986.


AGSPC GROWTH DIVISION FIFTEEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                               GROWTH                                          S&P 500
                          DIVISION FIFTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   10,018            10,407
12/31/95...................................................   14,667            14,318
12/31/96...................................................   17,333            17,606
12/31/97...................................................   20,765            23,480
12/31/98...................................................   24,286            30,191


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                   SINCE
                                                 INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                 ---------     -------      -------       ------
Investment Division*
     AGSPC Growth Division Fifteen.............    142.86%        --          65.59%       16.96%
Benchmark Comparison
     S&P 500 Index.............................    201.91%        --         110.86%       28.58%


---------------


* This Division was initiated on April 29, 1994.


AGSPC GROWTH AND INCOME DIVISION SIXTEEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                           GROWTH & INCOME                                     S&P 500
                          DIVISION SIXTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................    9,932            10,407
12/31/95...................................................   12,966            14,318
12/31/96...................................................   15,831            17,606
12/31/97...................................................   19,409            23,480
12/31/98...................................................   22,012            30,191

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                  SINCE
                                                INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                ---------     -------      -------       ------
Investment Division*
     AGSPC Growth & Income Division Sixteen...    120.12%           --       69.77%       13.41%
Benchmark Comparison
     S&P 500 Index............................    201.91%           --      110.86%       28.58%


---------------


 * This Division was initiated on April 29, 1994.


AGSPC INTERNATIONAL EQUITIES DIVISION ELEVEN PERFORMANCE COMPARED TO EAFE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989


                       INTERNATIONAL EQUITIES                                    EAFE
                           DIVISION ELEVEN                                      INDEX
---------------------------------------------------------------------          --------
10/02/89...................................................  $10,000           $10,000
12/31/89...................................................   10,284            10,467
12/31/90...................................................    8,134             8,013
12/31/91...................................................    8,952             8,984
12/31/92...................................................    7,671             7,891
12/31/93...................................................    9,864            10,460
12/31/94...................................................   10,545            11,274
12/31/95...................................................   11,565            12,537
12/31/96...................................................   12,229            13,295
12/31/97...................................................   12,373            13,532
12/31/98...................................................   14,546            16,237


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                      SINCE
                                                    INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                    ---------     -------      -------       ------
Investment Division*
     AGSPC International Equities Division
       Eleven.....................................    45.46%        47.47%       25.78%       17.57%
Benchmark Comparison
     EAFE Index...................................    62.37%        55.23%       29.52%       20.00%


---------------

 * This Division was initiated on October 2, 1989.

AGSPC INTERNATIONAL GOVERNMENT BOND DIVISION THIRTEEN PERFORMANCE COMPARED TO SALOMON BROTHERS NON-U.S. DOLLAR WORLD GOVERNMENT BOND INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                                SALOMON BROS.
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                GOVERNMENT
                          DIVISION THIRTEEN                                      BOND INDEX
---------------------------------------------------------------------          ---------------
10/01/91...................................................  $10,000               $10,000
12/31/91...................................................   10,905                11,042
12/31/92...................................................   11,128                11,540
12/31/93...................................................   12,583                13,246
12/31/94...................................................   13,014                13,999
12/31/95...................................................   15,308                16,692
12/31/96...................................................   15,822                17,331
12/31/97...................................................   14,906                16,568
12/31/98...................................................   17,280                19,497


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                       SINCE
                                                     INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                     ---------     -------      -------       ------
Investment Division*
     AGSPC International Government Bond Division
       Thirteen....................................    72.80%        37.32%       12.88%       15.92%
Benchmark Comparison
     Salomon Bros. Non-U.S. Dollar World Government
       Bond Index..................................    94.97%        47.19%       16.80%       17.68%


---------------

* This Division was initiated on October 1, 1991.


AGSPC MIDCAP INDEX DIVISION FOUR PERFORMANCE COMPARED TO S&P MIDCAP 400 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                                S&P
                           MIDCAP INDEX                                      MIDCAP 400
                           DIVISION FOUR                                       INDEX
-------------------------------------------------------------------          ----------
10/01/91.................................................  $10,000            $10,000
12/31/91.................................................   11,163             11,229
12/31/92.................................................   12,143             12,566
12/31/93.................................................   13,574             14,320
12/31/94.................................................   12,936             13,806
12/31/95.................................................   16,718             18,078
12/31/96.................................................   19,661             21,557
12/31/97.................................................   25,648             28,506
12/31/98.................................................   30,214             33,947

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                 SINCE
                                               INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                               ---------     -------      -------       ------
Investment Division*
     AGSPC MidCap Index Division Four........   202.14%       122.59%       80.73%       17.80%
Benchmark Comparison
     S&P MidCap 400 Index....................   239.47%       137.07%       87.79%       19.09%


---------------


* The Division was initiated on October 13, 1982. Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote.


AGSPC MONEY MARKET DIVISION SIX PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                   MONEY MARKET                             PRIMARY
                   DIVISION SIX                             CD INDEX
--------------------------------------------------          --------
01/01/89................................  $10,000           $10,000
12/31/89................................   10,792            10,867
12/31/90................................   11,530            11,736
12/31/91................................   12,048            12,377
12/31/92................................   12,316            12,767
12/31/93................................   12,521            13,098
12/31/94................................   12,867            13,565
12/31/95................................   13,447            14,235
12/31/96................................   13,982            14,881
12/31/97................................   14,559            15,592
12/31/98................................   15,160            16,325


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                      10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                      --------     -------      -------       ------
Investment Division*
     AGSPC Money Market Division Six................    51.60%       21.07%       12.73%        4.12%
Benchmark Comparison
     Primary CD Index...............................    63.25%       24.64%       14.68%        4.70%


---------------


* The Division was initiated on January 16, 1986.

AGSPC SCIENCE & TECHNOLOGY DIVISION SEVENTEEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                        SCIENCE & TECHNOLOGY                                   S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   12,477            10,407
12/31/95...................................................   19,972            14,318
12/31/96...................................................   22,505            17,606
12/31/97...................................................   22,857            23,480
12/31/98...................................................   32,162            30,191


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                   SINCE
                                                 INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                 ---------     -------      -------       ------
Investment Division*
     AGSPC Science & Technology Division
       Seventeen...............................    221.62%        --          61.04%       40.71%
Benchmark Comparison
     S&P 500 Index.............................    201.91%        --         110.86%       28.58%


---------------


* This Division was initiated on April 29, 1994.


AGSPC SMALL CAP INDEX DIVISION FOURTEEN PERFORMANCE COMPARED TO RUSSELL 2000
INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                         SMALL CAP INDEX                                    RUSSELL 2000
                        DIVISION FOURTEEN                                      INDEX
------------------------------------------------------------------          ------------
05/01/92................................................  $10,000             $10,000
12/31/92................................................   11,128              11,416
12/31/93................................................   12,772              13,571
12/31/94................................................   12,223              13,324
12/31/95................................................   15,449              17,114
12/31/96................................................   17,854              19,937
12/31/97................................................   21,636              24,396
12/31/98................................................   21,005              23,775

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                      SINCE
                                                    INCEPTION    5 YEARS     3 YEARS      1 YEAR
                                                    ---------    -------     -------      ------
Investment Division*
     AGSPC Small Cap Index Division Fourteen......    110.05%      64.46%      35.96%     (2.92)%
Benchmark Comparison
     Russell 2000 Index...........................    137.75%      75.19%      38.92%     (2.55)%


---------------

* This Division was initiated on May 1, 1992.

AGSPC SOCIAL AWARENESS DIVISION TWELVE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989


                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
10/02/89...................................................  $10,000           $10,000
12/31/89...................................................   10,100            10,214
12/31/90...................................................    9,877             9,897
12/31/91...................................................   12,506            12,912
12/31/92...................................................   12,795            13,896
12/31/93...................................................   13,670            15,297
12/31/94...................................................   13,339            15,499
12/31/95...................................................   18,351            21,323
12/31/96...................................................   22,527            26,220
12/31/97...................................................   29,853            34,967
12/31/98...................................................   37,623            44,961


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                     SINCE
                                                   INCEPTION    5 YEARS     3 YEARS      1 YEAR
                                                   ---------    -------     -------      ------
Investment Division*
     AGSPC Social Awareness Division Twelve......    276.23%     175.23%     105.02%      26.03%
Benchmark Comparison
     S&P 500 Index...............................    349.61%     193.93%     110.86%      28.58%


---------------

* This Division was initiated on October 2, 1989.

AGSPC STOCK INDEX DIVISION TEN PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                              STOCK INDEX                                              S&P 500
                              DIVISION TEN                                              INDEX
------------------------------------------------------------------------            -------------
01/01/89.................................................  $      10,000            $      10,000
12/31/89.................................................         12,788                   13,169
12/31/90.................................................         12,171                   12,760
12/31/91.................................................         15,543                   16,647
12/31/92.................................................         16,411                   17,915
12/31/93.................................................         17,853                   19,721
12/31/94.................................................         17,799                   19,982
12/31/95.................................................         24,197                   27,490
12/31/96.................................................         29,406                   33,804
12/31/97.................................................         38,748                   45,081
12/31/98.................................................         49,264                   57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     --------     --------     --------
Investment Division*
     AGSPC Stock Index Division Ten.............  392.64%      175.95%      103.59%       27.14%
Benchmark Comparison
     S&P 500 Index..............................  479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on April 20, 1987.



AMERICAN CENTURY ULTRA* DIVISION THIRTY-ONE PERFORMANCE COMPARED TO S&P 500
INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                               ULTRA                                          S&P 500
                        DIVISION THIRTY-ONE                                    INDEX
--------------------------------------------------------------------          -------
01/01/89...................................................  $10,000          $10,000
12/31/89...................................................   13,550           13,169
12/31/90...................................................   14,663           12,760
12/31/91...................................................   27,052           16,647
12/31/92...................................................   27,107           17,915
12/31/93...................................................   32,674           19,721
12/31/94...................................................   31,162           19,982
12/31/95...................................................   42,454           27,490
12/31/96...................................................   47,731           33,804
12/31/97...................................................   58,109           45,081
12/31/98...................................................   77,368           57,966

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division**
     American Century Ultra Division
       Thirty-One.............................   673.68%      136.79%       82.24%       33.14%
Benchmark Comparison
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%


---------------


 * The American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Fund.



** This Division was initiated on July 1, 1996.



AMERICAN GENERAL BALANCED DIVISION FORTY-TWO PERFORMANCE COMPARED TO S&P 500 INDEX AND LEHMAN BROTHERS GOVERNMENT AND CORPORATE INDEX



     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE DIVISION FIFTY


     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL CORE BOND DIVISION FIFTY-EIGHT PERFORMANCE COMPARED TO

LEHMAN BROTHERS AGGREGATE INDEX



     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL DOMESTIC BOND DIVISION FORTY-THREE PERFORMANCE COMPARED TO

LEHMAN BROTHERS GOVERNMENT AND CORPORATE INDEX



     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL GROWTH LIFESTYLE DIVISION FORTY-EIGHT


     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL HIGH YIELD BOND DIVISION SIXTY PERFORMANCE COMPARED TO

SALOMON BROTHERS HIGH YIELD MARKET INDEX



     Since the Fund recently commenced operations, no actual performance history exists for the Division.



AMERICAN GENERAL INTERNATIONAL GROWTH DIVISION THIRTY-THREE PERFORMANCE COMPARED TO SALOMON PRIMARY MARKET INDEX WORLD



     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL INTERNATIONAL VALUE DIVISION THIRTY-FOUR

PERFORMANCE COMPARED TO SALOMON PRIMARY MARKET INDEX WORLD



     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL LARGE CAP GROWTH DIVISION THIRTY-NINE PERFORMANCE COMPARED TO

RUSSELL 1000 INDEX



     Since the Fund recently commenced operations, no actual performance history exists for the Division.

AMERICAN GENERAL LARGE CAP VALUE DIVISION FORTY PERFORMANCE COMPARED TO

RUSSELL 1000 INDEX



     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL MID CAP GROWTH DIVISION THIRTY-SEVEN PERFORMANCE COMPARED TO S&P MIDCAP 400 INDEX


     Since the Fund recently commenced operations, no actual performance history exists for the Division.


AMERICAN GENERAL MID CAP VALUE DIVISION THIRTY-EIGHT PERFORMANCE COMPARED TO S&P MIDCAP 400 INDEX


     Since the Fund recently commenced operations no actual performance history exists for the Division.


AMERICAN GENERAL MODERATE GROWTH LIFESTYLE DIVISION FORTY-NINE


     Since the Fund recently commenced operations no actual performance history exists for the Division.


AMERICAN GENERAL MONEY MARKET DIVISION FORTY-FOUR PERFORMANCE COMPARED TO CERTIFICATE OF DEPOSIT PRIMARY OFFERING BY NEW YORK CITY BANKS, 30 DAY INDEX (PRIMARY CD INDEX)


     Since the Fund recently commenced operations no actual performance history exists for the Division.


AMERICAN GENERAL SMALL CAP GROWTH DIVISION THIRTY-FIVE PERFORMANCE COMPARED TO RUSSELL 2000 INDEX


     Since the Fund recently commenced operations no actual performance history exists for the Division.


AMERICAN GENERAL SMALL CAP VALUE DIVISION THIRTY-SIX PERFORMANCE COMPARED TO RUSSELL 2000 INDEX


     Since the Fund recently commenced operations no actual performance history exists for the Division.


AMERICAN GENERAL SOCIALLY RESPONSIBLE DIVISION FORTY-ONE PERFORMANCE COMPARED TO S&P 500 INDEX


     Since the Fund recently commenced operations no actual performance history exists for the Division.


AMERICAN GENERAL STRATEGIC BOND DIVISION FIFTY-NINE PERFORMANCE COMPARED TO LEHMAN BROTHERS AGGREGATE INDEX


     Since the Fund recently commenced operations no actual performance history exists for the Division.

DREYFUS SMALL CAP DIVISION EIGHTEEN PERFORMANCE COMPARED TO RUSSELL 2000 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                        DREYFUS SMALL CAP                                  RUSSELL 2000
                        DIVISION EIGHTEEN                                     INDEX
-----------------------------------------------------------------          ------------
08/31/90...............................................  $ 10,000            $10,000
12/31/90...............................................    10,168              9,577
12/31/91...............................................    26,105             13,996
12/31/92...............................................    44,181             16,572
12/31/93...............................................    73,477             19,701
12/31/94...............................................    78,125             19,341
12/31/95...............................................    99,825             24,844
12/31/96...............................................   114,938             28,942
12/31/97...............................................   132,607             35,414
12/31/98...............................................   126,628             34,513



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                               SINCE INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                               ---------------     -------      -------       ------
Investment Division*
     Dreyfus Small Cap Division Eighteen.....     1,166.28%          72.34%       26.85%      (4.51)%
Benchmark Comparison
     Russell 2000 Index......................       245.13%          75.19%       38.92%      (2.55)%


---------------


 * This Division was initiated on July 11, 1994.


EVERGREEN GROWTH AND INCOME DIVISION FIFTY-SIX COMPARED TO S&P MIDCAP 400 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 3, 1995



                                                                                S&P
                    EVERGREEN GROWTH AND INCOME                              MIDCAP 400
                        DIVISION FIFTY-SIX                                     INDEX
-------------------------------------------------------------------          ----------
01/03/95.................................................  $10,000            $10,000
12/31/95.................................................   13,142             13,085
12/31/96.................................................   16,074             15,604
12/31/97.................................................   20,842             20,634
12/31/98.................................................   21,655             24,573

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                                SINCE
                                                              INCEPTION     3 YEARS        1 YEAR
                                                              ---------     -------        ------
Investment Division*
     Evergreen Growth and Income
       Division Fifty-Six...................................   116.55%        64.78%         3.90%
Benchmark Comparison
     S&P MidCap 400 Index...................................   145.73%        87.79%        19.09%


---------------


 * Evergreen Growth and Income Division 56 was first offered through Portfolio Director Plus on January 4, 1999. Accordingly, the Standard Average Annual Total Return for the Division will be shown when it becomes available.



EVERGREEN SMALL CAP VALUE DIVISION FIFTY-FIVE COMPARED TO RUSSELL 2000 INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 3, 1995



                    EVERGREEN SMALL CAP VALUE                               RUSSELL 2000
                       DIVISION FIFTY-FIVE                                     INDEX
------------------------------------------------------------------          ------------
01/03/95................................................  $10,000             $10,000
12/31/95................................................   12,764              12,856
12/31/96................................................   15,422              14,976
12/31/97................................................   20,367              18,325
12/31/98................................................   18,237              17,859



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                                SINCE
                                                              INCEPTION    3 YEARS    1 YEAR
                                                              ---------    -------    ------
Investment Division*
     Evergreen Small Cap Value**
       Division Fifty-Five..................................    82.37%      42.89%    (10.46)%
Benchmark Comparison
     Russell 2000 Index.....................................    78.59%      38.92%     (2.55)%


---------------


 * Evergreen Small Cap Value Division 55 was first offered through Portfolio Director Plus on January 4, 1999. Accordingly, the Standard Average Annual Total Return for the Division will be shown when it becomes available.



** The Evergreen Small Cap Value Fund was formerly known as the Evergreen Small
   Cap Equity Income Fund.

EVERGREEN VALUE DIVISION FIFTY-SEVEN COMPARED TO S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                         EVERGREEN VALUE                                      S&P 500
                       DIVISION FIFTY-SEVEN                                    INDEX
------------------------------------------------------------------            -------
01/01/89................................................  $10,000             $10,000
12/31/89................................................   12,566              13,169
12/31/90................................................   12,014              12,760
12/31/91................................................   14,886              16,647
12/31/92................................................   15,907              17,915
12/31/93................................................   17,218              19,721
12/31/94................................................   17,367              19,982
12/31/95................................................   22,671              27,490
12/31/96................................................   26,698              33,804
12/31/97................................................   33,244              45,081
12/31/98................................................   36,049              57,966



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                   10 YEARS      5 YEARS      3 YEARS      1 YEAR
                                                   --------      -------      -------      ------
Investment Division*
     Evergreen Value Division Fifty-Seven........   260.49%      109.37%       59.01%        8.44%
Benchmark Comparison
     S&P 500 Index...............................   479.66%      193.93%      110.86%       28.58%


---------------


 * Evergreen Value Division 57 was first offered through Portfolio Director Plus on January 4, 1999. Accordingly, the Standard Average Annual Total Return for the Division will be shown when it becomes available.


FOUNDERS GROWTH DIVISION THIRTY PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                           FOUNDERS GROWTH                                     S&P 500
                           DIVISION THIRTY                                      INDEX
---------------------------------------------------------------------          --------
01/01/89...................................................  $10,000           $10,000
12/31/89...................................................   14,034            13,169
12/31/90...................................................   12,424            12,760
12/31/91...................................................   18,131            16,647
12/31/92...................................................   18,714            17,915
12/31/93...................................................   23,263            19,721
12/31/94...................................................   22,264            19,982
12/31/95...................................................   32,098            27,490
12/31/96...................................................   37,025            33,804
12/31/97...................................................   46,376            45,081
12/31/98...................................................   57,395            57,966

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division*
     Founders Growth Division Thirty..........   473.95%      146.72%       78.81%       23.76%
Benchmark Comparison
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on July 1, 1996.



NEUBERGER BERMAN GUARDIAN TRUST* DIVISION TWENTY-NINE PERFORMANCE COMPARED TO

S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 3, 1993


                           GUARDIAN TRUST                                      S&P 500
                        DIVISION TWENTY-NINE                                    INDEX
---------------------------------------------------------------------          --------
08/03/93...................................................  $10,000           $10,000
12/31/93...................................................   10,692            10,514
12/31/94...................................................   10,748            10,653
12/31/95...................................................   14,047            14,656
12/31/96...................................................   16,370            18,022
12/31/97...................................................   19,097            24,034
12/31/98...................................................   19,353            30,903


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                             SINCE
                                                           INCEPTION   5 YEARS   3 YEARS   1 YEAR
                                                           ---------   -------   -------   ------
Investment Division**
     Neuberger Berman Guardian Trust Division
       Twenty-Nine.......................................    93.53%     81.00%    37.77%     1.34%
Benchmark Comparison
     S&P 500 Index.......................................   209.03%    193.93%   110.86%    28.58%


---------------


 * The Neuberger Berman Guardian Trust ("Trust") was formerly known as the Neuberger&Berman Guardian Trust. The Trust started operating on August 3, 1993. Neuberger Berman Management Incorporated, the manager for the Trust, voluntarily bears certain expenses of the Trust. This arrangement can be terminated on sixty days' notice. Please see the prospectus for further details.



** This Division was initiated on July 1, 1996.

PUTNAM GLOBAL GROWTH -- CLASS A SHARES DIVISION TWENTY-EIGHT PERFORMANCE COMPARED TO MSCI WORLD INDEX AND S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                MSCI
          GLOBAL GROWTH -- CLASS A SHARES                      WORLD            S&P 500
               DIVISION TWENTY-EIGHT                           INDEX             INDEX
----------------------------------------------------          --------          --------
01/01/89..................................  $10,000           $10,000           $10,000
12/31/89..................................   12,333            11,661            13,169
12/31/90..................................   11,088             9,676            12,760
12/31/91..................................   12,952            11,446            16,647
12/31/92..................................   12,855            10,847            17,915
12/31/93..................................   16,783            13,288            19,721
12/31/94..................................   16,476            13,963            19,982
12/31/95..................................   18,731            16,856            27,490
12/31/96..................................   21,609            19,128            33,804
12/31/97..................................   24,246            22,143            45,081
12/31/98..................................   30,909            27,533            57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                      10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                      --------     -------      -------       ------
Investment Division*
     Putnam Global Growth -- Class A Shares Division
       Twenty-Eight.................................    209.09%       84.17%       65.01%       27.48%
Benchmark Comparison
     MSCI World Index...............................    175.33%      107.19%       63.34%       23.34%
     S&P 500 Index..................................    479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on July 1, 1996.



PUTNAM NEW OPPORTUNITIES -- CLASS A SHARES DIVISION TWENTY-SIX PERFORMANCE COMPARED TO S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                 NEW OPPORTUNITIES -- CLASS A SHARES                           S&P 500
                         DIVISION TWENTY-SIX                                    INDEX
---------------------------------------------------------------------          --------
08/31/90...................................................  $10,000           $10,000
12/31/90...................................................   11,041            10,366
12/31/91...................................................   18,317            13,524
12/31/92...................................................   22,780            14,555
12/31/93...................................................   29,932            16,022
12/31/94...................................................   30,620            16,233
12/31/95...................................................   44,354            22,333
12/31/96...................................................   48,656            27,463
12/31/97...................................................   59,023            36,625
12/31/98...................................................   72,667            47,092

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                        SINCE
                                                      INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                      ---------     -------      -------       ------
Investment Division*
     Putnam New Opportunities -- Class A Shares
       Division Twenty-Six..........................    626.67%       142.78%       63.83%       23.12%
Benchmark Comparison
     S&P 500 Index..................................    370.92%       193.93%      110.86%       28.58%


---------------


 * This Division was initiated on July 1, 1996.



PUTNAM OTC & EMERGING GROWTH -- CLASS A SHARES DIVISION TWENTY-SEVEN PERFORMANCE COMPARED TO RUSSELL 2000 INDEX AND S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



      OTC & EMERGING GROWTH -- CLASS A SHARES                 RUSSELL           S&P 500
               DIVISION TWENTY-SEVEN                            2000             INDEX
----------------------------------------------------          --------          --------
01/01/89..................................  $10,000           $10,000           $10,000
12/31/89..................................   12,770            11,626            13,169
12/31/90..................................   11,401             9,356            12,760
12/31/91..................................   15,899            13,672            16,647
12/31/92..................................   17,739            16,189            17,915
12/31/93..................................   23,196            19,246            19,721
12/31/94..................................   23,483            18,895            19,982
12/31/95..................................   36,262            24,271            27,490
12/31/96..................................   37,540            28,274            33,804
12/31/97..................................   40,949            34,597            45,081
12/31/98..................................   44,993            33,716            57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division*
     Putnam OTC & Emerging Growth -- Class A
       Shares Division Twenty-Seven...........   349.93%       93.97%       24.08%        9.87%
Benchmark Comparison
     Russell 2000 Index.......................   237.16%       75.19%       38.92%      (2.55)%
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on July 1, 1996.

SCUDDER GROWTH AND INCOME DIVISION TWENTY-ONE PERFORMANCE COMPARED TO S&P 500 INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                      SCUDDER GROWTH AND INCOME                                S&P 500
                         DIVISION TWENTY-ONE                                    INDEX
---------------------------------------------------------------------          --------
01/01/89...................................................  $10,000           $10,000
12/31/89...................................................   12,480            13,169
12/31/90...................................................   12,040            12,760
12/31/91...................................................   15,241            16,647
12/31/92...................................................   16,491            17,915
12/31/93...................................................   18,828            19,721
12/31/94...................................................   19,079            19,982
12/31/95...................................................   24,719            27,490
12/31/96...................................................   29,818            33,804
12/31/97...................................................   38,404            45,081
12/31/98...................................................   40,322            57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division*
     Scudder Growth and Income
       Division Twenty-One....................   303.22%      114.16%       63.12%        4.99%
Benchmark Comparison
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on July 1, 1996.


T. ROWE PRICE SMALL-CAP STOCK DIVISION FIFTY-ONE PERFORMANCE COMPARED TO

RUSSELL 2000 INDEX



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                           SMALL-CAP STOCK                                     RUSSELL 2000
                         DIVISION FIFTY-ONE                                       INDEX
---------------------------------------------------------------------          ------------
01/01/89...................................................  $10,000              $10,000
12/31/89...................................................   11,768               11,626
12/31/90...................................................    9,241                9,356
12/31/91...................................................   12,654               13,672
12/31/92...................................................   14,238               16,189
12/31/93...................................................   16,652               19,246
12/31/94...................................................   16,461               18,895
12/31/95...................................................   21,767               24,271
12/31/96...................................................   26,028               28,274
12/31/97...................................................   33,122               34,597
12/31/98...................................................   31,551               33,716

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     -------      -------       ------
Investment Division*
     T. Rowe Price Small-Cap Stock
       Division Fifty-One.......................   215.51%       89.47%       44.95%        (4.74)%
Benchmark Comparison
     Russell 2000 Index.........................   237.16%       75.19%       38.92%        (2.55)%


---------------


* T. Rowe Price Small-Cap Stock Division 51 was first offered through Portfolio Director Plus on September 22, 1998. Accordingly, the Standard Average Annual Total Return for the Division will be shown when it becomes available.


TEMPLETON ASSET ALLOCATION DIVISION NINETEEN PERFORMANCE COMPARED TO MSCI WORLD INDEX,
SALOMON BROTHERS WORLD GOVERNMENT BOARD INDEX AND CERTIFICATE OF DEPOSIT PRIMARY OFFERING
BY NEW YORK CITY BANKS, 30 DAY INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE


       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                    MSCI
               TEMPLETON ASSET ALLOCATION                          WORLD        BLENDED
                   DIVISION NINETEEN                               INDEX        INDEX**
--------------------------------------------------------          --------      --------
01/01/89......................................  $10,000           $10,000       $10,000
12/31/89......................................   11,186            11,661        11,149
12/31/90......................................   10,164             9,676        10,599
12/31/91......................................   12,821            11,446        12,325
12/31/92......................................   13,685            10,847        12,239
12/31/93......................................   17,050            13,288        14,342
12/31/94......................................   16,328            13,963        14,920
12/31/95......................................   19,759            16,856        17,679
12/31/96......................................   23,197            19,128        19,284
12/31/97......................................   26,461            22,143        21,066
12/31/98......................................   27,803            27,533        25,210



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division*
     Templeton Asset Allocation
       Division Nineteen......................   178.03%       63.07%       40.71%        5.07%
Benchmark Comparison
     MSCI World Index.........................   175.33%      107.19%       63.34%       24.34%
     Blended Index**..........................   152.10%       75.78%       42.60%       19.67%


---------------


  * The Division was initiated on July 11, 1994.



 ** The Blended Index reflects an allocation of investments in the following
    Indexes: 55% of investments included in the MSCI World Index, 35% of investments included in the Salomon Brothers World Government Bond Index and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

TEMPLETON FOREIGN DIVISION THIRTY-TWO PERFORMANCE COMPARED TO EAFE INDEX

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                FOREIGN                                                 EAFE
                          DIVISION THIRTY-TWO                                           INDEX
------------------------------------------------------------------------            -------------
01/01/89.................................................  $      10,000            $      10,000
12/31/89.................................................         12,924                   11,054
12/31/90.................................................         12,413                    8,462
12/31/91.................................................         14,537                    9,488
12/31/92.................................................         14,407                    8,333
12/31/93.................................................         19,517                   11,046
12/31/94.................................................         19,393                   11,906
12/31/95.................................................         21,346                   13,240
12/31/96.................................................         24,920                   14,041
12/31/97.................................................         26,307                   14,290
12/31/98.................................................         24,777                   17,148


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     -------      -------       ------
Investment Division*
     Templeton Foreign Division Thirty-Two......   147.77%       26.95%       16.07%      (5.82)%
Benchmark Comparison
     EAFE Index.................................    71.48%       55.23%       29.52%       20.00%


---------------


* The Division was initiated on July 1, 1996.


TEMPLETON INTERNATIONAL DIVISION TWENTY PERFORMANCE COMPARED TO MSCI WORLD INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                                                                              MSCI
                       TEMPLETON INTERNATIONAL                               WORLD
                           DIVISION TWENTY                                   INDEX
----------------------------------------------------------------------      --------
05/01/92....................................................  $10,000       $10,000
12/31/92....................................................    9,311        10,182
12/31/93....................................................   13,549        12,474
12/31/94....................................................   13,077        13,107
12/31/95....................................................   14,952        15,823
12/31/96....................................................   18,317        17,955
12/31/97....................................................   20,613        20,786
12/31/98....................................................   22,251        25,844

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                  SINCE
                                                INCEPTION*     5 YEARS      3 YEARS       1 YEAR
                                                ----------     -------      -------       ------
Investment Division*
     Templeton International Division
       Twenty.................................     122.51%       64.23%       48.82%        7.95%
Benchmark Comparison
     MSCI World Index.........................     158.44%      107.19%       63.34%       24.34%


---------------


 * This Division was initiated on July 11, 1994.



VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH DIVISION FIFTY-FOUR COMPARED TO LEHMAN BROTHERS AGGREGATE BOND INDEX, WILSHIRE 5000 INDEX, SALOMON SMITH BARNEY 3-MONTH TREASURY INDEX AND TOTAL INTERNATIONAL COMPOSITE INDEX.



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 30, 1994



                   LIFESTRATEGY CONSERVATIVE GROWTH                           BLENDED
                         DIVISION FIFTY-FOUR                                  INDEX*
----------------------------------------------------------------------        -------
09/30/94....................................................  $10,000         $10,000
12/31/94....................................................    9,979          10,011
12/31/95....................................................   12,258          12,158
12/31/96....................................................   13,361          13,389
12/31/97....................................................   15,416          15,498
12/31/98....................................................   17,628          17,698



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                                  SINCE
                                                                INCEPTION     3 YEARS       1 YEAR
                                                                ---------     -------       ------
Investment Division**
     Vanguard LifeStrategy Conservative Growth Fund
       Division Fifty-Four..............................          76.28%         43.82%       14.35%
Benchmark Comparison
     Blended Index*.....................................          76.98%         45.57%       14.20%


---------------


 * The Blended Index reflects an allocation of investments in the following
   Indexes: 40% of investments included in the Lehman Brothers Aggregate Bond Index, 35% of investments included in the Wilshire 5000 Index, 20% of investments included in the Salomon Smith Barney 3-Month Treasury Index, and 5% of investments included in the Total International Composite Index.



** This Division was initiated on September 22, 1998.

VANGUARD LONG-TERM CORPORATE DIVISION* TWENTY-TWO PERFORMANCE COMPARED TO MERRILL LYNCH CORPORATE MASTER INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                          MERRILL LYNCH
                       LONG-TERM CORPORATE                               CORPORATE MASTER
                       DIVISION TWENTY-TWO                                    INDEX
-----------------------------------------------------------------        ----------------
01/01/89...............................................  $10,000             $10,000
12/31/89...............................................   11,376              11,411
12/31/90...............................................   11,933              12,253
12/31/91...............................................   14,251              14,487
12/31/92...............................................   15,451              15,808
12/31/93...............................................   17,472              17,773
12/31/94...............................................   16,344              17,176
12/31/95...............................................   20,404              20,882
12/31/96...............................................   20,256              21,590
12/31/97...............................................   22,752              23,832
12/31/98...............................................   24,582              25,910


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                        10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                        --------     -------      -------       ------
Investment Division**
     Vanguard Long-Term Corporate Fund Division
       Twenty-Two.....................................    145.82%       40.69%       20.48%        8.04%
Benchmark Comparison
     Merrill Lynch Corporate Master Index.............    159.10%       45.78%       24.08%        8.72%


---------------


 * The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio.



** This Division was initiated on July 1, 1996.

VANGUARD LONG-TERM TREASURY* DIVISION TWENTY-THREE PERFORMANCE COMPARED TO LEHMAN BROTHERS U.S. TREASURY LONG-TERM INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                           LEHMAN BROS.
                                                                          U.S. TREASURY
                       LONG-TERM TREASURY                                   LONG-TERM
                      DIVISION TWENTY-THREE                                   INDEX
-----------------------------------------------------------------         -------------
01/01/89...............................................  $10,000             $10,000
12/31/89...............................................   11,649              11,892
12/31/90...............................................   12,170              12,643
12/31/91...............................................   14,116              14,982
12/31/92...............................................   14,974              16,176
12/31/93...............................................   17,272              18,967
12/31/94...............................................   15,859              17,517
12/31/95...............................................   20,380              22,892
12/31/96...............................................   19,753              22,693
12/31/97...............................................   22,211              26,114
12/31/98...............................................   24,835              29,642


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                        10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                        --------     -------      -------       ------
Investment Division**
     Vanguard Long-Term Treasury Fund Division
       Twenty-Three...................................    148.35%       43.79%       21.86%       11.82%
Benchmark Comparison
     Lehman Brothers U.S. Treasury
       Long-Term Index................................    196.42%       56.29%       29.48%       13.51%


---------------


 * The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio.



** This Division was initiated on July 1, 1996.



VANGUARD LIFESTRATEGY GROWTH DIVISION FIFTY-TWO COMPARED TO WILSHIRE 5000 INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX AND TOTAL INTERNATIONAL COMPOSITE INDEX.



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 30, 1994



                         LIFESTRATEGY GROWTH                                  BLENDED
                          DIVISION FIFTY-TWO                                  INDEX*
----------------------------------------------------------------------        -------
09/30/94....................................................  $10,000         $10,000
12/31/94....................................................    9,959           9,944
12/31/95....................................................   12,715          12,814
12/31/96....................................................   14,495          14,782
12/31/97....................................................   17,507          18,077
12/31/98....................................................   20,969          21,780

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                                  SINCE
                                                                INCEPTION     3 YEARS       1 YEAR
                                                                ---------     -------       ------
Investment Division**
     Vanguard LifeStrategy Growth Fund Division
       Fifty-Two........................................         109.69%         64.91%       19.77%
Benchmark Comparison
     Blended Index*.....................................         117.80%         69.97%       20.48%


---------------


 * The Blended Index reflects an allocation of investments in the following
   Indexes: 65% of investments included in the Wilshire 5000 Index, 20% of investments included in the Lehman Brothers Aggregate Bond Index, and 15% of investments included in the Total International Composite Index.



** This Division was initiated on September 22, 1998.



VANGUARD LIFESTRATEGY MODERATE GROWTH DIVISION FIFTY-THREE COMPARED TO WILSHIRE 5000 INDEX, LEHMAN BROTHERS AGGREGATE BOND INDEX AND TOTAL INTERNATIONAL COMPOSITE INDEX.



                       HYPOTHETICAL $10,000 ACCOUNT VALUE


      ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE SEPTEMBER 30, 1994



                     LIFESTRATEGY MODERATE GROWTH                             BLENDED
                         DIVISION FIFTY-THREE                                 INDEX*
----------------------------------------------------------------------        -------
09/30/94....................................................  $10,000         $10,000
12/31/94....................................................    9,899           9,969
12/31/95....................................................   12,512          12,614
12/31/96....................................................   13,929          14,197
12/31/97....................................................   16,480          16,964
12/31/98....................................................   19,353          19,988



                   CUMULATIVE RETURN COMPARED TO MARKET INDEX


                        (PERIOD ENDED DECEMBER 31, 1998)



                                                                  SINCE
                                                                INCEPTION     3 YEARS       1 YEAR
                                                                ---------     -------       ------
Investment Division**
     Vanguard LifeStrategy Moderate Growth Division
       Fifty-Three......................................          93.53%         54.68%       17.43%
Benchmark Comparison
     Blended Index*.....................................          99.88%         58.46%       17.83%


---------------


 * The Blended Index reflects an allocation of investments in the following
   Indexes: 50% of investments included in the Wilshire 5000 Index, 40% of investments included in the Lehman Brothers Aggregate Bond Index, and 10% of investments included in the Total International Composite Index.



** This Division was initiated on September 22, 1998.

VANGUARD WELLINGTON* DIVISION TWENTY-FIVE PERFORMANCE COMPARED TO S&P 500 INDEX AND MERRILL LYNCH CORPORATE MASTER INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                         VANGUARD WELLINGTON                                   BLENDED
                        DIVISION TWENTY-FIVE                                    INDEX
---------------------------------------------------------------------          --------
01/01/89...................................................  $10,000           $10,000
12/31/89...................................................   12,011            12,546
12/31/90...................................................   11,530            12,629
12/31/91...................................................   14,082            15,952
12/31/92...................................................   15,009            17,260
12/31/93...................................................   16,828            19,148
12/31/94...................................................   16,540            19,094
12/31/95...................................................   21,716            25,170
12/31/96...................................................   24,906            29,162
12/31/97...................................................   30,299            36,475
12/31/98...................................................   33,526            44,465


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                 10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                 --------     -------      -------       ------
Investment Division**
     Vanguard/Wellington Division
       Twenty-Five.............................   235.26%       99.22%       54.38%       10.65%
Benchmark Comparison
     Blended Index***..........................   344.65%      132.22%       76.66%       21.90%


---------------


  * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund.



 ** This Division was initiated on July 1, 1996.



*** The Blended Index reflects an allocation of investments in the following indexes: 65% of investments included in the S&P 500 Index and 35% of investments included in the Merrill Lynch Corporate Master Index.

VANGUARD WINDSOR II DIVISION* TWENTY-FOUR PERFORMANCE COMPARED TO S&P 500 INDEX


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                         VANGUARD/WINDSOR II                                   S&P 500
                        DIVISION TWENTY-FOUR                                    INDEX
---------------------------------------------------------------------          --------
01/01/89...................................................  $10,000           $10,000
12/31/89...................................................   12,625            13,169
12/31/90...................................................   11,225            12,760
12/31/91...................................................   14,268            16,647
12/31/92...................................................   15,781            17,915
12/31/93...................................................   17,707            19,721
12/31/94...................................................   17,285            19,982
12/31/95...................................................   23,703            27,490
12/31/96...................................................   29,051            33,804
12/31/97...................................................   37,970            45,081
12/31/98...................................................   43,627            57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division**
     Vanguard Windsor II Division
       Twenty-Four............................   336.27%      146.38%       84.06%       14.90%
Benchmark Comparison
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%


---------------


 * The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.



** This Division was initiated on July 1, 1996.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
    Value...................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is A.G. Distributors, an affiliate of VALIC. A.G. Distributors' address is 2929 Allen Parkway, Houston, Texas 77019. A.G. Distributors is a Delaware corporation organized in 1994 and is a member of the NASD.



     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.



     Pursuant to its underwriting agreement with A.G. Distributors and VALIC Separate Account A, the Company reimburses A.G. Distributors for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company (VAMCO) was the principal underwriter for VALIC Separate Account A. The sales commission paid for the year 1998 was $5,403. VAMCO retained $0 commission for the year 1998.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of the Company's Separate Account A at December 31, 1998 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1998.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Report of Independent Auditors



To the Board of Directors
The Variable Annuity Life Insurance Company





         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                                                  /s/ ERNST & YOUNG LLP



Houston, Texas
February 16, 1999

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheet

At December 31
In Thousands

                                                                                                  1998            1997
                                                                                               -----------     -----------
ASSETS               Investments - Notes 2, 7, 8, 9:
                        Fixed maturity securities
                           (amortized cost: $21,733,209 in 1998 and $20,651,381 in 1997)       $22,878,049     $21,641,084
                        Equity securities (cost: $176,799 in 1998 and $5,581 in 1997)              194,629           5,456
                        Mortgage loans on real estate                                            1,212,527       1,259,029
                        Real estate, net of accumulated depreciation
                           of $69 in 1998 and 1997                                                  20,679          28,569
                        Policy loans                                                               788,547         719,127
                        Other long-term invested assets                                             59,543          45,474
                        Short-term investments                                                     164,484          60,904
                                                                                               -----------     -----------
                           Total investments                                                    25,318,458      23,759,643
                                                                                               -----------     -----------
                     Investment income receivable                                                  369,777         347,358
                     Cash                                                                          104,718          32,181
                     Receivable for securities sold                                                 22,157          32,825
                     Deferred policy acquisition costs - Note 3                                    665,127         392,346
                     Cost of insurance purchased - Note 4                                           22,113            --
                     Due from reinsurer, net                                                        13,343          14,545
                     Other assets                                                                  119,310          52,104
                     Assets held in Separate Accounts                                           14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total assets                                                        $41,347,468     $35,195,222
                                                                                               -----------     -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                    $23,218,626     $21,994,804
                     Payable for securities purchased                                               40,757          19,027
                     Remittances not allocated                                                      95,797          79,392
                     Commissions, general expenses and taxes (other than income taxes)              37,613          39,546
                     Other liabilities                                                             193,933          61,756
                     Income tax liabilities - Note 5                                               541,676         377,072
                     Liabilities related to Separate Accounts                                   14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total liabilities                                                    38,840,867      33,135,817
                                                                                               -----------     -----------
                     Common stock (voting) par value $1 per share, 5,000 shares authorized
STOCKHOLDER'S           and 3,575 issued and outstanding in 1998 and 1997 - Note 6                   3,575           3,575
EQUITY               Additional paid-in capital                                                    833,372         710,624
                     Retained earnings                                                           1,142,194       1,038,731
                     Accumulated other comprehensive income - Note 2                               527,460         306,475
                                                                                               -----------     -----------
                           Total stockholder's equity                                            2,506,601       2,059,405
                                                                                               ===========     ===========
                           Total liabilities and stockholder's equity                          $41,347,468     $35,195,222
                                                                                               ===========     ===========


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Income

For the Years Ended December 31,
In Thousands

                                                                                         1998            1997              1996
                                                                                     -----------      -----------      -----------
REVENUES             Surrender charges                                               $    14,512      $    12,405      $    12,348
                     Mortality charges                                                   135,304           94,162           59,955
                     Expense charges                                                       6,784            6,102            5,654
                     Net investment income - Note 2                                    1,810,624        1,729,541        1,654,496
                     Net reinsurance income                                                1,236            1,303            1,528
                     Realized investment gains (losses) - Note 2                         (28,271)          20,235           21,551
                     Other income                                                         18,593           15,320           10,920
                                                                                     -----------      -----------      -----------
                        Total revenues                                                 1,958,782        1,879,068        1,766,452
                                                                                     -----------      -----------      -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts        1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                           Total costs                                                 1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                     Expenses:
                        Commissions                                                      123,983          110,960           97,630
                        Salaries                                                          70,904           58,873           54,016
                        Data processing                                                   28,616           14,876           12,088
                        Postage and telephone                                             15,473           12,253           11,308
                        Sales promotion                                                   10,250           10,161           10,394
                        Depreciation expense on furniture and equipment                   10,292            8,964            8,920
                        Rent                                                               9,315            7,931            7,524
                        Taxes, licenses and fees                                           8,302            6,874            6,208
                        Printing and supplies                                              6,393            4,496            5,290
                        Guaranty association assessments - Note 10                            37               30            2,678
                        Other expenses                                                    60,682           35,172           27,223
                        Amortization of deferred policy acquisition costs - Note 3        55,074           42,101           31,201
                        Amortization of cost of insurance purchased - Note 4               1,802             --               --
                        Policy acquisition costs deferred - Note 3                      (159,778)        (137,655)        (116,818)
                                                                                     -----------      -----------      -----------
                           Total expenses                                                241,345          175,036          157,662
                                                                                     -----------      -----------      -----------
EARNINGS                   Total costs and expenses                                    1,537,465        1,461,046        1,401,655
                                                                                     -----------      -----------      -----------
                     Income before income tax expense                                    421,317          418,022          364,797
                     Income tax expense - Note 5                                         136,854          144,238          124,370
                                                                                     -----------      -----------      -----------
                        Net income                                                   $   284,463      $   273,784      $   240,427
                                                                                     -----------      -----------      -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Changes in Stockholder's Equity

For the Years Ended December 31,
In Thousands

                                                                                     1998              1997             1996
                                                                                  -----------      -----------      -----------
COMMON STOCK             Balance at beginning and end of year                     $     3,575      $     3,575      $     3,575
                                                                                  -----------      -----------      -----------
ADDITIONAL               Balance at beginning of year                                 710,624          459,281          384,126
PAID-IN-CAPITAL            Capital contribution from stockholder                      122,748          251,343           75,155
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                       833,372          710,624          459,281
                                                                                  -----------      -----------      -----------
RETAINED                 Balance at beginning of year                               1,038,731        1,143,947        1,014,520
EARNINGS                   Net income                                                 284,463          273,784          240,427
                           Dividends paid to stockholder                             (181,000)        (379,000)        (111,000)
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                     1,142,194        1,038,731        1,143,947
                                                                                  -----------      -----------      -----------
ACCUMULATED OTHER        Balance at beginning of year                                 306,475          166,852          396,620
COMPREHENSIVE              Change in net unrealized gains (losses) on securities      220,985          139,623         (229,768)
                                                                                  -----------      -----------      -----------
INCOME                   Balance at end of year                                       527,460          306,475          166,852
                                                                                  -----------      -----------      -----------
STOCKHOLDER'S
 EQUITY                  Balance at end of year                                   $ 2,506,601      $ 2,059,405      $ 1,773,655
                                                                                  -----------      -----------      -----------

--------------------------------------------------------------------------------
Consolidated Statement of Comprehensive Income



                                                                                            1998           1997          1996
                                                                                          ---------      ---------     ---------
COMPREHENSIVE            Net income                                                       $ 284,463      $ 273,784     $ 240,427
INCOME                   Other comprehensive income
                            Gross change in unrealized gains (losses) on securities
                            (pretax: $311,706; $235,040; ($331,938))                        202,609        152,776      (215,760)
                            Less: gains (losses) realized in net income - Note 2            (18,376)        13,153        14,008
                                                                                          ---------      ---------     ---------
                               Change in net unrealized gains (losses) on
                                  securities (pretax: $339,977; $214,805; ($353,489))       220,985        139,623      (229,768)
                                                                                          ---------      ---------     ---------
                                          Comprehensive income                            $ 505,448      $ 413,407     $  10,659
                                                                                          ---------      ---------     ---------

                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Cash Flows

For the Years Ended December 31,
In Thousands

                                                                                   1998              1997              1996
                                                                               ------------      ------------      ------------
OPERATING             Net income                                               $    284,463      $    273,784      $    240,427
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                        1,296,120         1,286,010         1,243,993
                         Deferred policy acquisition costs                         (104,704)          (95,554)          (85,617)
                         Other, net                                                 (37,021)          (51,241)          (50,233)
                                                                               ------------      ------------      ------------
                            Net cash provided by operating activities             1,438,858         1,412,999         1,348,570
                                                                               ------------      ------------      ------------
INVESTING             Investment purchases                                      (15,180,407)      (18,403,013)      (14,883,271)
ACTIVITIES            Investment calls, maturities and sales                     14,731,932        17,500,312        13,897,479
                      Net increase in short-term investments                       (103,580)           (7,904)          (13,722)
                                                                               ------------      ------------      ------------
                            Net cash used for investing activities                 (552,055)         (910,605)         (999,514)
                                                                               ------------      ------------      ------------
FINANCING             Policyholder account deposits                               3,755,481         3,385,303         2,896,090
ACTIVITIES            Policyholder account withdrawals                           (1,777,580)       (1,427,005)       (1,276,008)
                      Transfers to Separate Accounts                             (2,728,063)       (2,325,214)       (1,936,727)
                      Capital contribution from stockholder                         116,896           251,343            75,155
                      Dividends paid                                               (181,000)         (379,000)         (111,000)
                                                                               ------------      ------------      ------------
                            Net cash used for financing activities                 (814,266)         (494,573)         (352,490)
                                                                               ------------      ------------      ------------
NET CHANGE            Net increase (decrease) in cash                                72,537             7,821            (3,434)
IN CASH               Cash at beginning of year                                      32,181            24,360            27,794
                                                                               ------------      ------------      ------------
                            Cash at end of year                                $    104,718      $     32,181      $     24,360
                                                                               ------------      ------------      ------------

           See notes to consolidated financial statements.


--------------------------------------------------------------------------------
                                                                               5

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements

December 31, 1998
All dollar amounts in thousands, except per share data
--------------------------------------------------------------------------------

                                        1
                        SIGNIFICANT ACCOUNTING POLICIES

1.1  INTRODUCTION


     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2  PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  ACCOUNTING CHANGES

     COMPREHENSIVE INCOME. During 1998, VALIC adopted Statement of Financial Accounting Standards (SFAS) 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. VALIC elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact VALIC's consolidated results of operations or financial position.

     DERIVATIVES. In June 1998, the Financial Accounting Standards Board issued SFAS 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for years beginning after June 15, 1999. Adoption of SFAS 133 is not expected to have a material impact on VALIC's consolidated results of operations or financial position.

1.4  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     During 1998, VALIC maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income. VALIC held no trading securities at December 31, 1998, and trading securities did not have a material effect on net investment income.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5  DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.


--------------------------------------------------------------------------------
6

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.5  DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     Swaptions. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6  DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7  SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8  POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9  RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.


--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.10 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.11 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                            1998           1997           1996
                         ----------     ----------     ----------
Net income               $  169,855     $  237,719     $  213,686
                         ----------     ----------     ----------
Stockholder's equity     $1,236,522     $1,189,278     $1,077,366
                         ----------     ----------     ----------

1.12 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction. This transaction increased assets and insurance and annuity liabilities by $688,221.


                                       2

                                  INVESTMENTS

2.1  INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1998           1997           1996
                              ----------     ----------     ----------
Non-affiliated fixed
  maturity securities         $1,664,325     $1,562,802     $1,471,879
Affiliated fixed
  maturity securities              2,761          2,588          2,851
Equity securities                    245            483            782
Mortgage loans on
  real estate                    112,781        123,591        140,492
Other                             62,680         53,543         51,040
                              ----------     ----------     ----------
  Gross investment income      1,842,792      1,743,007      1,667,044
  Investment expense              32,168         13,466         12,548
                              ----------     ----------     ----------
    Net investment income     $1,810,624     $1,729,541     $1,654,496
                              ----------     ----------     ----------

     The carrying value of investments that produced no investment income during 1998 totaled $313 or 0.001% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1998.

2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1998          1997          1996
                                  --------      --------      --------
Fixed maturity securities
  Gross gains                     $ 14,472      $ 35,087      $ 38,222
  Gross losses                     (49,745)      (29,012)      (36,805)
                                  --------      --------      --------
    Total fixed maturity
        securities                 (35,273)        6,075         1,417
                                  --------      --------      --------
Equity securities
  Gross gains                          158            31        15,867
  Gross losses                         (30)          (10)          (72)
                                  --------      --------      --------
    Total equity securities            128            21        15,795
                                  --------      --------      --------
Mortgage loans on real estate        8,811        21,647         4,635
Real estate                          6,673         3,802           389
Other long-term investments           (601)          (28)           (9)
DPAC amortization and
  investment expense                (8,009)      (11,282)         (676)
                                  --------      --------      --------
  Realized investment gains
    (losses) before taxes          (28,271)       20,235        21,551
Income tax expense (benefit)        (9,895)        7,082         7,543
                                  --------      --------      --------
  Net realized investment
    gains (losses)                $(18,376)     $ 13,153      $ 14,008
                                  --------      --------      --------

2.3  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                 1998             1997           1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 5,469,258     $ 5,174,707     $ 5,299,390
Other                           9,711,149      13,228,306       9,583,881
                              -----------     -----------     -----------
  Total                       $15,180,407     $18,403,013     $14,883,271
                              -----------     -----------     -----------

     Sources of cash from investment dispositions and repayments were as follows:

                                 1998            1997            1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 4,444,092     $ 4,223,740     $ 4,235,560
Mortgage loans on
  real estate                     240,954         298,670         280,389
Equity securities                   8,319           3,296          67,713
Real estate                        17,086          22,525           1,627
Other                          10,021,481      12,952,081       9,312,190
                              -----------     -----------     -----------
  Total                       $14,731,932     $17,500,312     $13,897,479
                              -----------     -----------     -----------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.4  FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                                        Amortized Cost               Gross Unrealized Gains
                                                -----------------------------     -----------------------------
                                                    1998             1997            1998             1997
                                                ------------     ------------     ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                     $    299,377     $    175,771     $     38,019     $     25,101
Obligations of states and
  political subdivisions                              55,694           32,264            3,320            1,193
Debt securities issued by
  foreign governments                                232,406          248,838           16,911           14,018
Corporate securities                              16,153,147       15,207,118          933,904          755,877
Mortgage-backed securities                         4,947,963        4,959,198          227,160          214,418
Affiliated fixed maturity securities                  25,159           28,192             --                 67
Redeemable preferred stock                            19,463             --               --               --
                                                ------------     ------------     ------------     ------------
Total fixed maturity securities                 $ 21,733,209     $ 20,651,381     $  1,219,314     $  1,010,674
                                                ------------     ------------     ------------     ------------
Equity securities                               $    176,799     $      5,581     $     17,932     $        114
                                                ------------     ------------     ------------     ------------

                                                     Gross Unrealized Losses                   Fair Value
                                                     1998               1997              1998            1997
                                                 ------------       ------------      ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                      $       (136)      $         (3)     $    337,260     $    200,869
Obligations of states and
  political subdivisions                                 --                 --              59,014           33,457
Debt securities issued by
  foreign governments                                    (210)            (1,988)          249,107          260,868
Corporate securities                                  (73,396)           (16,179)       17,013,655       15,946,816
Mortgage-backed securities                               (732)            (2,801)        5,174,391        5,170,815
Affiliated fixed maturity securities                     --                 --              25,159           28,259
Redeemable preferred stock                               --                 --              19,463             --
                                                 ------------       ------------      ------------     ------------
Total fixed maturity securities                  $    (74,474)      $    (20,971)     $ 22,878,049     $ 21,641,084
                                                 ------------       ------------      ------------     ------------
Equity securities                                $       (102)      $       (239)     $    194,629     $      5,456
                                                 ------------       ------------      ------------     ------------


2.4  FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1998 were as follows:

                                            Amortized         Fair
                                              Cost            Value
                                           -----------     -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                     $   387,495     $   391,791
   In years two through five                 4,571,241       4,793,727
   In years six through ten                  7,580,048       8,010,517
   After ten years                           4,246,462       4,507,623
Mortgage-backed securities                   4,947,963       5,174,391
                                           -----------     -----------
       Total fixed maturity securities     $21,733,209     $22,878,049
                                           -----------     -----------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.5  NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 were as follows:

                                            1998             1997
                                         -----------      -----------
Gross unrealized gains                   $ 1,237,246      $ 1,010,788
Gross unrealized losses                      (74,576)         (21,210)
DPAC adjustments                            (339,163)        (511,037)
Deferred federal income taxes               (296,047)        (172,066)
                                         -----------      -----------
  Net unrealized gains on securities     $   527,460      $   306,475
                                         -----------      -----------

2.6  MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                1998             1997
                             -----------      -----------
Geographic distribution:
  Atlantic                   $   644,594      $   614,627
  Pacific and Mountain           327,969          355,006
  Central                        252,289          310,535
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------
Property type:
  Office                     $   467,219      $   467,326
  Retail                         359,368          396,934
  Industrial                     249,459          246,241
  Apartments                      93,476          145,272
  Residential and other           55,330           24,395
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------


--------------------------------------------------------------------------------
                                                                               9

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.6  MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. The allowance for mortgage loan losses was as follows:

                               1998          1997          1996
                             --------      --------      --------
Balance at January 1         $ 21,139      $ 44,577      $ 54,213
Recovery of mortgage
    loan losses                (6,541)      (18,178)       (2,967)
Deductions                     (2,273)       (5,260)       (6,669)
                             --------      --------      --------
  Balance at December 31     $ 12,325      $ 21,139      $ 44,577
                             --------      --------      --------

     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                   1998       1997
                                 -------     -------
Impaired loans:
 With allowance*                 $13,470     $28,317
                                 -------     -------
    Total impaired loans         $13,470     $28,317
                                 -------     -------
Average investment               $20,893     $37,449
Interest income earned              --         2,887
Interest income - cash basis        --          --
                                 -------     -------

* Represents gross amounts before allowance for mortgage loan losses of $1,803 and $9,317, respectively.


                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                     1998           1997           1996
                                   ---------      ---------      ---------
Balance at January 1               $ 392,346      $ 557,748      $ 182,546
Deferrals:
  Commissions                         83,359         76,327         62,760
  Other acquisition costs             76,419         61,328         54,058
Amortization:
  Accretion of interest               72,536         65,388         59,810
  Operating earnings                (127,610)      (107,489)       (91,011)
Offset to realized gains              (3,797)       (11,282)          (676)
Effect of net unrealized
  (gains) losses on securities       171,874       (249,674)       290,261
                                   ---------      ---------      ---------
Balance at December 31             $ 665,127      $ 392,346      $ 557,748
                                   ---------      ---------      ---------


                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                  1998           1997          1996
                                --------      ----------     ---------
Balance at January 1            $   --        $     --       $    --
Additions from acquisitions       23,915            --            --
Accretion of interest                733            --            --
Amortization                      (2,535)           --            --
                                --------      ----------     ---------
Balance at December 31          $ 22,113      $     --       $    --
                                --------      ----------     ---------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3,099, $2,644, $2,266, $1,920, and $1,763.


                                        5
                                  INCOME TAXES

5.1  TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2  TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                1998           1997
                                              ---------      ---------
Current tax liabilities (assets)              $ (14,560)     $   2,027
                                              ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments             438,190        368,591
  DPAC                                          229,803        134,541
  Other                                          31,996         18,576
                                              ---------      ---------
     Total deferred tax liabilities             699,989        521,708
                                              ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                              (134,409)      (138,555)
  Basis differential of investments              (1,920)        (1,545)
  Other                                          (7,424)        (6,563)
                                              ---------      ---------
     Total deferred tax assets                 (143,753)      (146,663)
                                              ---------      ---------
       Net deferred tax liabilities             556,236        375,045
                                              ---------      ---------
             Total income tax liabilities     $ 541,676      $ 377,072
                                              ---------      ---------


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

5.3  TAX EXPENSE

Components of income tax expense were as follows:

                                1998          1997           1996
                              ---------     ---------      ---------
Current:
  Federal                     $  77,492     $ 114,138      $  99,560
  State                           2,154         3,099          2,842
                              ---------     ---------      ---------
    Total current income
       tax expense               79,646       117,237        102,402
                              ---------     ---------      ---------
Deferred, applicable to:
  DPAC                           35,105        29,113         29,308
  Policy reserves                 4,148       (14,920)       (18,581)
  Basis differential of
     investments                 12,484         3,569          2,754
  Other, net                      5,471         9,239          8,487
                              ---------     ---------      ---------
    Total deferred income
       tax expense               57,208        27,001         21,968
                              ---------     ---------      ---------
       Income tax expense     $ 136,854     $ 144,238      $ 124,370
                              ---------     ---------      ---------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                  1998            1997           1996
                               ---------       ---------       ---------
Federal income tax rate               35%             35%             35%
Income tax expense at
  applicable rate              $ 147,461       $ 146,308       $ 127,679
Dividends received
  deduction                       (7,851)         (5,212)         (4,935)
Tax-exempt interest (ESOP)        (2,730)         (3,326)         (3,865)
State income taxes                 3,811           3,695           3,311
Other items                       (3,837)          2,773           2,180
                               ---------       ---------       ---------
  Income tax expense           $ 136,854       $ 144,238       $ 124,370
                               ---------       ---------       ---------

     Federal income taxes paid in 1998, 1997, and 1996 were $92,613, $106,338, and $114,478, respectively. State income taxes paid in 1998, 1997, and 1996 were $2,841, $2,978, and $3,060, respectively.


                                        6
                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1999 is $176,753.


                                       7
                        DERIVATIVE FINANCIAL INSTRUMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                       1998             1997
                                    -----------      -----------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                $   332,000      $   107,000
     Average receive rate                  5.97%            6.92%
     Average pay rate                      5.37             6.25
                                    -----------      -----------
Currency swap agreements
  (receive U.S.$/pay Canadian$)
     Notional amount (in U.S.$)     $   108,180      $   123,326
     Average exchange rate                 1.50             1.49
                                    -----------      -----------


     During 1998, VALIC purchased call swaptions and put swaptions that expire by 2000. The call swaptions had a notional amount of $950,000 and strike rates ranging from 3.5% to 4.5% at December 31, 1998. The put swaptions had a notional amount of $690,000 strike rates ranging from 8.0% to 8.5% at December 31, 1998. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire, and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

     CREDIT AND MARKET RISK. Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.


--------------------------------------------------------------------------------
                                                                              11

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------


                                        8
                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                     1998                             1997
                                           ------------------------------   ------------------------------
                                           Fair Value     Carrying Amount   Fair Value     Carrying Amount
                                           -----------    ---------------   -----------    ---------------
Assets
  Fixed maturity and equity securities     $23,072,678*     $ 23,072,678*   $21,646,540*     $21,646,540*
  Mortgage loans on real estate              1,251,515        1,212,527       1,288,702        1,259,029
  Policy loans                                 801,322          788,547         721,089          719,127
Liabilities
  Insurance investment contracts           $23,314,345      $23,218,626     $21,536,809      $21,994,804
                                           -----------      -----------     -----------      -----------

------------
* Includes derivative financial instruments with a fair value of $19,342 in 1998 and $2,967 in 1997.


     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1998 were as follows:

     Operating expenses include $46,556 in 1998, $22,061 in 1997, and $17,533 in 1996, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $152 in 1998, $501 in 1997, and $455 in 1996.

     On November 4, 1982, VALIC invested $11,853 in 13 1U2% Restricted Subordinated Note due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1998, 1997, and 1996. VALIC recognized $1,212 in interest income during 1998, $1,292 for 1997, and $1,372 for 1996.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1998, 1997, and 1996. VALIC recognized $1,048, $1,296, and $1,479 of interest income on the note during 1998, 1997, and 1996, respectively.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $181,000, $50.63 per share; $379,000, $106.01 per share; and $111,000, $31.05 per share, in 1998, 1997, and 1996, respectively.

     VALIC received capital contributions of $55,200, $67,000, $250,000, and $75,000 from AGL on June 30, 1998, December 31, 1998, March 31, 1997, and
December 30, 1996, respectively.


--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

9.   TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22,154 and $25,892 on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $129,715.

                                       10
                         COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $37, $30, and $2,678, for the years ended December 31, 1998, 1997, and 1996, respectively. The accrued liability for anticipated assessments was $4,782, $7,402, and $13,661, at December 31, 1998, 1997, and 1996, respectively. The 1998 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.


                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

11.1 PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                      1998         1997          1996
                                     -------      -------       -------
Service cost (benefits earned)
  during period                      $ 1,342      $ 1,091       $   917
Interest cost on projected
  benefit obligation                   1,346        1,145           843
Expected return  on  plan assets      (1,102)        (801)         (575)
Amortization of unrecognized
  net asset existing at date of
  initial application                   --           --             (23)
Amortization of unrecognized
  prior service cost                      66           54            44
Actuarial gain                           (33)        --            --
                                     -------      -------       -------
  Total pension expense              $ 1,619      $ 1,489       $ 1,206
                                     -------      -------       -------
Weighted-average discount rate
  on benefit obligation                 7.00%        7.25%         7.50%
Rate of increase in
  compensation levels                   4.25         4.00          4.00
Expected long-term rate of
  return on plan assets                10.25        10.00         10.00
                                     -------      -------       -------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1998 and 1997 for VALIC's defined benefit pension plan:

                                                1998          1997
                                              --------      --------
Projected benefit obligation                  $ 21,125      $ 17,394
Plan assets at fair value                       14,921        11,759
                                              --------      --------
Projected benefit obligation in excess of
  plan assets                                   (6,204)       (5,635)
Unrecognized net gain                              738         2,162
Unrecognized prior service cost                    487            26
                                              --------      --------
    Net pension liability                     $ (4,979)     $ (3,447)
                                              --------      --------

     Equity and fixed maturity securities were 66% and 32%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS - (CONTINUED)

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2,388 and $1,784 at year-end 1998 and 1997, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1998, 1997, and 1996 was $275, $295, and $282, respectively.

                                       12
                        IMPACT OF YEAR 2000 (UNAUDITED)

     INTERNAL SYSTEMS. VALIC has numerous technology systems that are managed on a decentralized basis. Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready, (4) test systems to prove that they will function into the next century as they do currently, and (5) return the system to operations. As of December 31, 1998, these activities have been completed for substantially all of VALIC's critical systems, making them Year 2000 ready. Vendor upgrades for a small number of systems are expected in the first half of 1999; therefore, activities (3) through (5) are ongoing for these systems. VALIC will continue to test its systems throughout 1999 to maintain Year 2000 readiness.

     THIRD PARTY RELATIONSHIPS. VALIC has relationships with various third parties who also must be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) VALIC and include organizations with which VALIC exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that VALIC exercises less, or no, control over their Year 2000 readiness. VALIC has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. A more detailed evaluation will be completed during first quarter 1999 as part of VALIC's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, VALIC's testing activities will extend throughout 1999.

     CONTINGENCY PLANS. VALIC has commenced contingency planning to reduce the risk of Year 2000 related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk, (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. VALIC is currently developing contingency plans and expects to substantially complete all contingency-planning activities by April 30, 1999.

     RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, VALIC believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on VALIC's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and VALIC is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to nonperformance by significant third party vendors, VALIC's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, or other unforeseen circumstances in completing VALIC's plans, the Year 2000 issues could have a material adverse impact on VALIC's operations following the turn of the century.

     COSTS. Through December 31, 1998, VALIC has incurred and expensed $27 million (pretax) related to Year 2000 readiness, including $20 million incurred during 1998. VALIC currently anticipates that it will incur future costs of approximately $2 million (pretax) to maintain Year 2000 readiness, complete Year 2000 work on noncritical systems and third party relationships, and complete contingency planning activities. In addition, VALIC accelerated the planned replacement of certain systems as part of the Year 2000 plans.


--------------------------------------------------------------------------------
14

================================================================================
                                CHAIRMAN'S LETTER                              1
================================================================================



TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1998, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Portfolio Director Plus, Independence Plus, Group Unit Purchase and Impact) appears on pages two and three.

1998 was a volatile year for investors around the world. Problems that began in Asia in late 1997 circled the globe throughout 1998. Central banks, fearing the worst lowered interest rates in the fourth quarter of 1998. The result was an unexpected and dramatic rise in stock and bond prices worldwide.

The year was marked by extreme flight to quality. Investors general preference was for larger cap growth in stocks over small cap value stocks, and U.S. Treasury Securities.

The Standard & Poor's 500 Index, dominated by large cap, high-growth technology and global consumer product companies, had a total return of 28.58%. The top 15 stocks alone accounted for half of the performance. It was a difficult year for active equity fund managers, as almost 90% of the active managers lagged the S&P 500 Index returns. Also, the S&P 500 Index returns for the year outperformed over 71% of all U.S.-traded common stocks. The medium to small-cap companies lagged, with the large companies S&P MidCap 400 Index returning 6.27% and the S&P SmallCap 600 Index, producing a negative 1.31%.

There was a greater variability in returns between growth and value components of the equity indices. In the large capitalization arena, S&P 500/BARRA Growth Index returned an outstanding 42.16%, while the S&P 500/BARRA Value Index returned 14.67%. In the mid-cap sector, the S&P 400/BARRA Growth Index returned 34.86% compared to the S&P 400/BARRA Value Index return of 4.67%. However, the small cap equity returns experienced wide variability, with the S&P SmallCap 600/BARRA Growth Index returning 2.29%, and the S&P SmallCap 600/BARRA Value returning a negative 5.06%.

Globally, the pattern of investment results was very similar to the U.S. equity returns. The MSCI world Index returned 22%. The top quintile of growth stocks outperformed the bottom quintile of value stocks by over two times with returns of 48% and 17%, respectively.

The yield on the 30 year Treasury bond opened the year at 5.92% and declined to 5.10% by the end of 1998, as the Federal Reserve lowered the federal fund rate three times between September 29 and November 17, leaving the target rate at 4.75%.

For the year, the bond market return, reflected in the Lehman Aggregate Bond Index, was 8.69% with the long U.S. Treasury Index showing the highest return of 13.52%, followed by the Long Corporate AA/Better Index 10.52%, and the High Yield Index with 1.60%. Throughout the developed world international bond prices appreciated as yields declined.

While international markets outside of North America and Europe remain unsettled, the U.S. economy is experiencing unprecedented prosperity and growth. Furthermore, with worldwide inflation rates low, and the Federal Reserve weary of weakness in Asia and emerging markets, it appears that we can expect a continuation of the current stable rate environment.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                  Respectfully,


                                  /s/ THOMAS L. WEST, JR.


                                  Thomas L. West, Jr., Chairman
                                  The Variable Annuity Life Insurance Company



February 18, 1999




This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                               CHAIRMAN'S LETTER
================================================================================




                                                                                GROUP                                    PORTFOLIO
                                                                                 UNIT                    INDEPENDENCE    DIRECTOR
                                                                               PURCHASE      IMPACT         PLUS             1
                                                                               DIVISION      DIVISION      DIVISION      DIVISION
                                                                             ------------  ------------  ------------  ------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --            --            11           11
   Putnam Global Growth Fund .............................................             --            --            --           --
   Templeton Foreign Fund ................................................             --            --            --           --
   Templeton International Fund ..........................................             --            --            --           20

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             --            --            --           17
   AGSPC Small Cap Index Fund ............................................             --            --            14           14
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................                           --            --           18
   Putnam New Opportunities Fund .........................................             --            --            --           --
   Putnam OTC & Emerging Growth Fund .....................................             --            --            --           --

GROWTH
   AGSPC Growth Fund .....................................................             --            --            --           15
   AGSPC MidCap Index Fund ...............................................             --             4             4            4
   American Century - Twentieth Century Ultra Fund .......................             --            --            --           --
   Founders Growth Fund ..................................................             --            --            --           --

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --            --            --           16
   AGSPC Social Awareness Fund ...........................................             --            --            12           12
   AGSPC Stock Index Fund ................................................         10A,10B           10D           10C          10C
   Neuberger Berman Guardian Trust .......................................             --            --            --           --
   Scudder Growth and Income Fund ........................................             --            --            --           --
   Vanguard Windsor II Fund ..............................................             --            --            --           --

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --            --            --           19

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --             5             5            5
   Vanguard Wellington Fund ..............................................             --            --            --           --

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             --            --            13           13

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --             1             7            7
   AGSPC Government Securities Fund ......................................             --            --             8            8
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             --            --            --           --
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             --            --            --           --

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................             --             2             6            6

                                                                                                               YEAR TO DATE
                                                                                                                TOTAL RETURNS
                                                                             PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                              DIRECTOR       DIRECTOR            DECEMBER 31,
                                                                                 2             PLUS        ----------------------
                                                                              DIVISION       DIVISION         1998       1997
                                                                             ------------   ------------   ----------  ----------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --             11        17.57%       1.18%
   Putnam Global Growth Fund .............................................             28             28        27.48       12.20
   Templeton Foreign Fund ................................................             32             32        (5.82)       5.57
   Templeton International Fund ..........................................             --             20         7.95       12.54

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             17             17        40.71        1.57
   AGSPC Small Cap Index Fund ............................................             --             14        (2.92)      21.18
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................             --             18        (4.51)      15.37
   Putnam New Opportunities Fund .........................................             26             26        23.12       21.31
   Putnam OTC & Emerging Growth Fund .....................................             27             27         9.87        9.08

GROWTH
   AGSPC Growth Fund .....................................................             15             15        16.96       19.80
   AGSPC MidCap Index Fund ...............................................             --              4        17.80       30.45
   American Century - Twentieth Century Ultra Fund .......................             31             31        33.14       21.74
   Founders Growth Fund ..................................................             30             30        23.76       25.25

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --             16        13.41       22.60
   AGSPC Social Awareness Fund ...........................................             12             12        26.03       32.52
   AGSPC Stock Index Fund ................................................             10C            10C       27.14       31.77
   Neuberger Berman Guardian Trust .......................................             29             29         1.34       16.66
   Scudder Growth and Income Fund ........................................             21             21         4.99       28.80
   Vanguard Windsor II Fund ..............................................             24             24        14.90       30.70

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --             19         5.07       14.07

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --              5        17.19       21.40
   Vanguard Wellington Fund ..............................................             25             25        10.65       21.65

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             13             13        15.92       (5.79)

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --              7         6.30        7.49
   AGSPC Government Securities Fund ......................................             --              8         7.86        7.83
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             22             22         8.04       12.32
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             23             23        11.82       12.44

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................              6              6         4.12        4.13



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                                CHAIRMAN'S LETTER                             3
================================================================================



                                                                Group                                 Portfolio     Portfolio
                                                                 Unit                   Independence  Director      Director
                                                               Purchase      Impact         Plus          1            2

------------------------------------------------------------------------------------------------------------------------------------
                                                               Division      Division     Division     Division     Division
                                                               ----------   ----------   ----------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............           --           --           --           --           --
   American General Large Cap Growth Fund ..................           --           --           --           --           --
   American General Mid Cap Growth Fund ....................           --           --           --           --           --
   American General Small Cap Growth Fund ..................           --           --           --           --           --
   American General INternational Value Fund ...............           --           --           --           --           --
   American General Large Cap Value Fund ...................           --           --           --           --           --
   American General Mid Cap Value Fund .....................           --           --           --           --           --
   American General Small Cap Value Fund ...................           --           --           --           --           --
   T. Rowe Price Small-Cap Stock Fund ......................           --           --           --           --           --

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............           --           --           --           --           --

BALANCED FUNDS

   American General Balanced Fund ..........................           --           --           --           --           --

INCOME FUNDS

   American General High Yield Bond Fund ...................           --           --           --           --           --
   American General Strategic Bond Fund ....................           --           --           --           --           --
   American General Domestic Bond Fund .....................           --           --           --           --           --
   American General Core Bond Fund .........................           --           --           --           --           --

MONEY MARKET FUND

   American General Money Market Fund ......................           --           --           --           --           --

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................           --           --           --           --           --
   American General Moderate Growth Lifestyle Fund .........           --           --           --           --           --
   American General Conservative Growth Lifestyle Fund .....           --           --           --           --           --
   Vanguard LifeStrategy Growth ............................           --           --           --           --           --
   Vanguard LifeStrategy Moderate Growth ...................           --           --           --           --           --
   Vanguard LifeStrategy Conservative Growth ...............           --           --           --           --           --

                                                                             Year To Date
                                                                             Total Returns
                                                             Portfolio      For Year Ending
                                                             Director         December 31,
                                                               Plus      ------------------------
                                                             Division       1998         1997
                                                             ---------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............        33       5.17(a)      N/A
   American General Large Cap Growth Fund ..................        39      24.08(a)      N/A
   American General Mid Cap Growth Fund ....................        37      34.77(a)      N/A
   American General Small Cap Growth Fund ..................        35      34.94(a)      N/A
   American General International Value Fund ...............        34      14.99(a)      N/A
   American General Large Cap Value Fund ...................        40      24.66(a)      N/A
   American General Mid Cap Value Fund .....................        38      25.47(a)      N/A
   American General Small Cap Value Fund ...................        36      16.53(a)      N/A
   T. Rowe Price Small-Cap Stock Fund ......................        51      14.10(b)      N/A

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............        41      27.78(a)      N/A

BALANCED FUNDS

   American General Balanced Fund ..........................        42      17.01(a)      N/A

INCOME FUNDS

   American General High Yield Bond Fund ...................        60       5.31(a)      N/A
   American General Strategic Bond Fund ....................        59       4.99(a)      N/A
   American General Domestic Bond Fund .....................        43       4.44(a)      N/A
   American General Core Bond Fund .........................        58       2.92(a)      N/A

MONEY MARKET FUND

   American General Money Market Fund ......................        44       1.33(a)      N/A

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................        48      19.25(a)      N/A
   American General Moderate Growth Lifestyle Fund .........        49      18.54(a)      N/A
   American General Conservative Growth Lifestyle Fund .....        50      16.20(a)      N/A
   Vanguard LifeStrategy Growth ............................        52      16.81(b)      N/A
   Vanguard LifeStrategy Moderate Growth ...................        53      12.59(b)      N/A
   Vanguard LifeStrategy Conservative Growth ...............        54       8.40(b)      N/A

(a)      Since August 26, 1998, initial capitalizations of Fund. See Note C.

(b)      Since September 22, 1998, inception of the Division.

The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                           [Intentionally Left Blank]

================================================================================
                              FINANCIAL STATEMENTS                             5
================================================================================

STATEMENT OF NET ASSETS
December 31, 1998

ASSETS:                                                                                             ALL DIVISIONS
                                                                                                  ----------------
Total investment in shares of mutual funds, at market (cost $11,178,484,452) ..................   $ 14,587,138,409
Balance due from VALIC general account ........................................................          4,821,209
                                                                                                  ----------------
NET ASSETS ....................................................................................     14,591,959,618
                                                                                                  ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans -- partial withdrawals with right of reinvestment) .......   $ 14,481,888,528
Reserves for annuity contracts on benefit .....................................................         22,530,083
Capital surplus (Note C) ......................................................................         87,541,007
                                                                                                  ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................   $ 14,591,959,618
                                                                                                  ================

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:                                                                                  ALL DIVISIONS
                                                                                                  ----------------
Dividends from mutual funds ...................................................................   $    161,161,461
                                                                                                  ----------------

EXPENSES:
Mortality and expense risk charge .............................................................        133,464,532
Reimbursement of expenses (Note C) ............................................................         (5,204,060)
                                                                                                  ----------------
Total expenses ................................................................................        128,260,472
                                                                                                  ----------------
NET INVESTMENT INCOME .........................................................................         32,900,989
                                                                                                  ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................................................        256,062,773
Capital gains distributions from mutual funds .................................................        599,950,475
Net unrealized appreciation of investments during the period ..................................      1,171,591,133
                                                                                                  ----------------
Net realized and unrealized gain on investments ...............................................      2,027,604,381
                                                                                                  ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $  2,060,505,370
                                                                                                  ================


STATEMENTS OF CHANGES IN NET ASSETS                                                                 ALL DIVISIONS
                                                                                          ------------------------------------
                                                                                                1998                1997
                                                                                          ----------------    ----------------
OPERATIONS:
Net investment income .................................................................   $     32,900,989    $     30,758,096
Net realized gain on investments ......................................................        256,062,773         161,505,567
Capital gains distributions from mutual funds .........................................        599,950,475         289,703,358
Net unrealized appreciation of investments during the period ..........................      1,171,591,133       1,001,756,337
                                                                                          ----------------    ----------------
   Increase in net assets resulting from operations ...................................      2,060,505,370       1,483,723,358
                                                                                          ----------------    ----------------

PRINCIPAL TRANSACTIONS:
Purchase payments .....................................................................      2,363,611,528       1,798,552,034
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ...       (576,063,916)       (328,105,329)
Annuity benefit payments ..............................................................         (2,688,910)         (2,273,125)
Amounts transferred from VALIC general account ........................................        419,281,138         518,857,110
                                                                                          ----------------    ----------------
   Increase in net assets resulting from principal transactions .......................      2,204,139,840       1,987,030,690
                                                                                          ----------------    ----------------
Total increase in net assets ..........................................................      4,264,645,210       3,470,754,048

NET ASSETS:
Beginning of period ...................................................................     10,327,314,408       6,856,560,360
                                                                                          ----------------    ----------------
End of period .........................................................................   $ 14,591,959,618    $ 10,327,314,408
                                                                                          ================    ================



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                             AGSPC           PUTNAM
                                                                         INTERNATIONAL       GLOBAL       TEMPLETON      TEMPLETON
                                                                           EQUITIES          GROWTH        FOREIGN     INTERNATIONAL
                                                                             FUND -          FUND -         FUND -         FUND -
                                                                          DIVISION 11     DIVISION 28    DIVISION 32    DIVISION 20
                                                                         -------------   -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .......................  $ 148,718,766   $ 162,850,092  $ 218,291,648  $ 769,418,093
Balance due (to) from VALIC general account ...........................       (444,384)        244,949        176,625         78,110
                                                                         -------------   -------------  -------------  -------------
NET ASSETS ............................................................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ...  $ 148,099,853   $ 163,052,748  $ 218,427,558  $ 769,292,514
Reserves for annuity contracts on benefit .............................        174,529          42,293         40,715        203,689
Capital Surplus (Note C) ..............................................             --              --             --             --
                                                                         -------------   -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .....................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                    AMERICAN CENTURY -
                                                                        TWENTIETH       FOUNDERS        AGSPC           AGSPC
                                                                         CENTURY         GROWTH        GROWTH &         SOCIAL
                                                                       ULTRA FUND -      FUND -      INCOME FUND -  AWARENESS FUND -
                                                                        DIVISION 31    DIVISION 30    DIVISION 16     DIVISION 12
                                                                       -------------  -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .....................  $ 366,344,764  $ 412,424,559  $ 285,113,626  $ 434,890,057
Balance due (to) from VALIC general account .........................        495,565        496,361        114,285        251,402
                                                                       -------------  -------------  -------------  -------------
NET ASSETS ..........................................................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of reinvestment)..  $ 366,789,363  $ 412,850,610  $ 285,171,395  $ 435,010,800
Reserves for annuity contracts on benefit ...........................         50,966         70,310         56,516        130,659
Capital Surplus (Note C) ............................................             --             --             --             --
                                                                       -------------  -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ...................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                                           AGSPC                           AGSPC
                                                                         TEMPLETON         ASSET         VANGUARD      INTERNATIONAL
                                                                      ASSET ALLOCATION   ALLOCATION     WELLINGTON       GOVERNMENT
                                                                           FUND -          FUND -         FUND -         BOND FUND -
                                                                         DIVISION 19      DIVISION 5    DIVISION 25     DIVISION 13
                                                                        -------------   -------------  -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market ......................  $ 324,138,930   $ 227,493,681  $ 406,576,731   $ 169,141,402
Balance due (to) from VALIC general account ..........................        (10,923)         41,476        (66,066)         66,807
                                                                        -------------   -------------  -------------   -------------
NET ASSETS ...........................................................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ..  $ 323,829,380   $ 227,370,013  $ 406,457,643   $ 169,153,179
Reserves for annuity contracts on benefit ............................        298,627         165,144         53,022          55,030
Capital Surplus (Note C) .............................................             --              --             --              --
                                                                        -------------   -------------  -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              7
================================================================================


    AGSPC            AGSPC        DREYFUS VARIABLE      PUTNAM         PUTNAM OTC &                        AGSPC
  SCIENCE &        SMALL CAP         INVESTMENT          NEW             EMERGING          AGSPC           MIDCAP
  TECHNOLOGY         INDEX        FUND - SMALL CAP   OPPORTUNITIES        GROWTH           GROWTH          INDEX
   FUND -            FUND -          PORTFOLIO -         FUND -           FUND -           FUND -          FUND -
 DIVISION 17      DIVISION 14        DIVISION 18      DIVISION 26      DIVISION 27      DIVISION 15       DIVISION 4
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,008,368   $  225,671,866    $  801,729,449   $  411,790,940   $  142,153,064   $1,213,041,349   $  850,345,675
       233,960           (1,195)          277,466          622,014          158,931          219,257          159,959
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============


$1,356,787,386   $  225,553,498    $  801,796,471   $  412,396,437   $  142,270,946   $1,212,743,548   $  850,117,314
       454,942          117,173           210,444           16,517           41,049          517,058          388,320
            --               --                --               --               --               --               --
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============



                                                                       NEUBERGER
                                                                        BERMAN         SCUDDER            VANGUARD
                AGSPC STOCK INDEX FUND                                 GUARDIAN        GROWTH AND        WINDSOR II
------------------------------------------------------------------       TRUST -      INCOME FUND -         FUND -
 DIVISION 10A      DIVISION 10B     DIVISION 10C     DIVISION 10D     DIVISION 29      DIVISION 21       DIVISION 24
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  548,095,924    $   42,538,426   $3,335,722,002   $   56,510,591   $   61,347,128   $  247,754,620   $  651,075,950
      (342,049)           10,450        1,070,137            2,453           22,721          213,888          339,032
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


$  533,364,910    $   40,484,822   $3,334,328,831   $   56,292,876   $   61,355,625   $  247,893,617   $  651,232,580
    14,388,965         2,064,054        2,463,308          220,168           14,224           74,891          182,402
            --                --               --               --               --               --               --
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


                                        AGSPC
                                     GOVERNMENT        VANGUARD         VANGUARD
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       LONG-TERM         LONG-TERM          AGSPC MONEY MARKET FUND
-------------------------------        FUND -       CORPORATE FUND -  TREASURY FUND -   -------------------------------
  DIVISION 1       DIVISION 7        DIVISION 8       DIVISION 22       DIVISION 23       DIVISION 2       DIVISION 6
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,286,289   $   60,017,936    $  113,502,848    $   59,843,445   $  119,293,240    $    4,184,151   $  266,261,605
        13,504          (46,396)          (40,451)          121,207          (41,034)           13,336          389,999
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

$    6,295,147   $   59,971,540    $  113,462,397    $   59,964,652   $  119,238,598    $    4,197,487   $  266,634,790
         4,646               --                --                --           13,608                --           16,814
            --               --                --                --               --                --               --
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================




STATEMENTS OF NET ASSETS
December 31, 1998
                                                                            AMERICAN        AMERICAN      AMERICAN       AMERICAN
                                                                             GENERAL         GENERAL       GENERAL        GENERAL
                                                                          INTERNATIONAL   INTERNATIONAL   SMALL CAP      SMALL CAP
                                                                          GROWTH FUND -   VALUE FUND -   GROWTH FUND -  VALUE FUND -
                                                                           DIVISION 33     DIVISION 34   DIVISION 35    DIVISION 36
                                                                          ------------    ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market .......................   $  3,853,567    $  4,153,036   $  5,279,473   $  4,500,106
Balance due to VALIC general account ..................................         (2,817)             --             --             --
                                                                          ------------    ------------   ------------   ------------
NET ASSETS ............................................................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ....   $         --    $         --   $         --   $         --
Reserves for annuity contracts on benefit .............................             --              --             --             --
Capital surplus (Note C) ..............................................      3,850,750       4,153,036      5,279,473      4,500,106
                                                                          ------------    ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus .....................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN      AMERICAN       AMERICAN
                                                                           GENERAL        GENERAL       GENERAL        GENERAL
                                                                           MID CAP        MID CAP      LARGE CAP      LARGE CAP
                                                                         GROWTH FUND -  VALUE FUND -  GROWTH FUND -  VALUE FUND -
                                                                         DIVISION 37    DIVISION 38   DIVISION 39    DIVISION 40
                                                                         -----------    -----------   -----------    -----------
ASSETS:
Investment in shares of mutual funds, at market ......................   $ 5,475,870    $ 4,972,209   $ 3,549,043    $ 3,626,750
Balance due to VALIC general account .................................          (270)            --        (1,410)            --
                                                                         -----------    -----------   -----------    -----------
NET ASSETS ...........................................................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $        --    $        --   $        --    $        --
Reserves for annuity contracts on benefit ............................            --             --            --             --
Capital surplus (Note C) .............................................     5,475,600      4,972,209     3,547,633      3,626,750
                                                                         -----------    -----------   -----------    -----------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN       AMERICAN        AMERICAN
                                                                      GENERAL SOCIALLY    GENERAL        GENERAL         GENERAL
                                                                         RESPONSIBLE     BALANCED        DOMESTIC      MONEY MARKET
                                                                            FUND -         FUND -       BOND FUND -       FUND -
                                                                         DIVISION 41    DIVISION 42     DIVISION 43    DIVISION 44
                                                                         ------------   ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market ......................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
Balance due to VALIC general account .................................             --             --             --             --
                                                                         ------------   ------------   ------------   ------------
NET ASSETS ...........................................................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $         --   $         --   $         --   $         --
Reserves for annuity contracts on benefit ............................             --             --             --             --
Capital surplus (Note C) .............................................      6,409,166      5,868,671      1,309,568      5,082,478
                                                                         ------------   ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              9
================================================================================


   AMERICAN          AMERICAN           AMERICAN          AMERICAN       AMERICAN         AMERICAN
   GENERAL            GENERAL           GENERAL           GENERAL         GENERAL          GENERAL        T. ROWE PRICE
   GROWTH         MODERATE GROWTH  CONSERVATIVE GROWTH     CORE          STRATEGIC        HIGH YIELD     SMALL-CAP STOCK
LIFESTYLE FUND -  LIFESTYLE FUND -   LIFESTYLE FUND -   BOND FUND -      BOND FUND -       BOND FUND          FUND -
 DIVISION 48       DIVISION 49        DIVISION 50       DIVISION 58      DIVISION 59      DIVISION 60      DIVISION 51
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,991,538    $    5,950,028    $    5,829,911    $    5,161,936   $    5,265,532   $    5,282,173   $          139
        (9,933)           (4,420)           (1,198)               --               --               --               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============

$           --    $           --    $           --    $           --   $           --   $           --   $          139
            --                --                --                --               --               --               --
     5,981,605         5,945,608         5,828,713         5,161,936        5,265,532        5,282,173               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
10                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF OPERATIONS                                     AGSPC           PUTNAM
For the year ended December 31, 1998                      INTERNATIONAL      GLOBAL         TEMPLETON          TEMPLETON
                                                            EQUITIES         GROWTH          FOREIGN         INTERNATIONAL
                                                             FUND -          FUND -           FUND -            FUND -
                                                           DIVISION 11     DIVISION 28      DIVISION 32       DIVISION 20
                                                          ------------    ------------     ------------     --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................    $  3,115,042    $    607,762     $  5,873,157     $ 17,844,520
                                                          ------------    ------------     ------------     ------------
 EXPENSES:
Mortality and expense risk charge ....................       1,507,006       1,281,924        2,636,652        9,900,147
Reimbursement of expenses (Note C) ...................            --          (256,355)        (526,963)            --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       1,507,006       1,025,569        2,109,689        9,900,147
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................       1,608,036        (417,807)       3,763,468        7,944,373
                                                          ------------    ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ..............       4,716,155         107,190       (1,076,896)      52,533,310
Capital gains distributions from mutual funds ........      11,021,627       4,089,731       17,280,633       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the year .....................       7,346,991      21,600,190      (34,315,820)     (37,039,574)
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      23,084,773      25,797,111      (18,112,083)      47,397,575
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................    $ 24,692,809    $ 25,379,304     $(14,348,615)    $ 55,341,948
                                                          ============    ============     ============     ============


                                                                                                               AGSPC
STATEMENTS OF OPERATIONS                                 AMERICAN CENTURY-   FOUNDERS          AGSPC           SOCIAL
For the year ended December 31, 1998                         TWENTIETH        GROWTH         GROWTH &        AWARENESS
                                                           CENTURY ULTRA      FUND -       INCOME FUND -       FUND -
                                                               FUND -       DIVISION 30     DIVISION 16     DIVISION 12
                                                          ------------    ------------     ------------     ------------

INVESTMENT INCOME:
Dividends from mutual funds ..........................    $       --      $    202,602     $  1,219,255     $  3,599,599
                                                          ------------    ------------     ------------     ------------
EXPENSES:
Mortality and expense risk charge ....................       2,804,758       3,631,491        2,643,321        3,409,326
Reimbursement of expenses (Note C) ...................        (521,841)       (726,411)            --               --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       2,282,917       2,905,080        2,643,321        3,409,326
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................      (2,282,917)     (2,702,478)      (1,424,066)         190,273
                                                          ------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain on investments .....................         473,963         669,679       10,494,295        2,220,138
Capital gains distributions from mutual funds ........      30,532,354      21,151,616       20,275,426       37,003,617
Net unrealized appreciation (depreciation)
   of investments during the year ....................      39,033,600      42,627,883        3,996,252       38,477,902
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      70,039,917      64,449,178       34,765,973       77,701,657
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................    $ 67,757,000    $ 61,746,700     $ 33,341,907     $ 77,891,930
                                                          ============    ============     ============     ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              SEPARATE ACCOUNT A                              11
================================================================================


    AGSPC              AGSPC         DREYFUS VARIABLE         PUTNAM             PUTNAM OTC &
   SCIENCE &         SMALL CAP        INVESTMENT FUND           NEW                EMERGING            AGSPC             AGSPC
  TECHNOLOGY           INDEX           - SMALL CAP         OPPORTUNITIES            GROWTH            GROWTH             MIDCAP
     FUND -            FUND -           PORTFOLIO -             FUND -               FUND -            FUND -         INDEX FUND -
  DIVISION 17       DIVISION 14        DIVISION 18           DIVISION 26          DIVISION 27       DIVISION 15        DIVISION 4
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $          --     $   2,611,782      $       2,936        $           --        $   4,436,796     $          --      $   7,011,168
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    10,381,062         2,289,688         10,348,098             3,363,729            1,438,779        10,623,737          7,700,596
            --                --         (1,244,807)             (672,401)            (288,124)               --                 --
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
    10,381,062         2,289,688          9,103,291             2,691,328            1,150,655        10,623,737          7,700,596
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   (10,381,062)          322,094         (9,100,355)           (2,691,328)           3,286,141       (10,623,737)          (689,428)
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    34,745,563         8,661,321         19,673,784               872,455             (332,944)       11,720,556         26,826,443
   113,616,462        18,436,501         15,549,964            12,546,729                   --        51,517,534         69,472,796

   250,423,659       (34,899,835)       (67,338,458)           53,605,222            9,278,020       114,925,718         30,964,965
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   398,785,684        (7,802,013)       (32,114,710)           67,024,406            8,945,076       178,163,808        127,264,204
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $ 388,404,622     $  (7,479,919)     $ (41,215,065)       $   64,333,078        $  12,231,217     $ 167,540,071      $ 126,574,776
 =============     =============      =============        ==============        =============     =============      =============




                                                                                                   SCUDDER
                                                                               NEUBERGER        GROWTH AND          VANGUARD
                        AGSPC STOCK INDEX FUND                                  BERMAN            INCOME           WINDSOR II
 -------------------------------------------------------------------        GUARDIAN TRUST -       FUND -            FUND -
 DIVISION 10A    DIVISION 10B        DIVISION 10C      DIVISION 10D          DIVISION 29       DIVISION 21        DIVISION 24
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $   6,134,933   $     482,467       $  33,994,984     $     635,074        $      266,705     $   4,796,472    $  11,495,781
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

     5,099,302         206,480          28,029,502           529,334               728,024         2,644,262        5,873,266
            --         (82,027)                 --                --              (145,133)         (528,762)              --
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     5,099,302         124,453          28,029,502           529,334               582,891         2,115,500        5,873,266
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     1,035,631         358,014           5,965,482           105,740              (316,186)        2,680,972        5,622,515
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

    36,292,713       2,895,173          21,789,375         4,368,980               447,267         1,067,960        1,366,076
     2,140,138         166,018          13,033,369           219,975             5,112,104        17,737,903       51,898,120

    82,035,996       6,394,969         631,036,013         7,900,957            (5,621,588)      (15,926,329)         278,987
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
   120,468,847       9,456,160         665,858,757        12,489,912               (62,217)        2,879,534       53,543,183
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $ 121,504,478   $   9,814,174       $ 671,824,239     $  12,595,652        $     (378,403)    $   5,560,506    $  59,165,698
 =============   =============       =============     =============        ==============     =============    -------------

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================

                                                                         AGSPC                               AGSPC
                                                      TEMPLETON          ASSET           VANGUARD        INTERNATIONAL
STATEMENTS OF OPERATIONS                           ASSET ALLOCATION    ALLOCATION       WELLINGTON        GOVERNMENT
For the year ended December 31, 1998                   FUND -             FUND -          FUND -           BOND FUND -
                                                     DIVISION 19       DIVISION 5       DIVISION 25       DIVISION 13
                                                   ----------------   ------------     ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................     $  9,488,692      $  5,918,741     $ 11,720,002      $  3,619,997
                                                    ------------      ------------     ------------      ------------
EXPENSES:
Mortality and expense risk charge .............        4,189,971         2,045,234        3,573,103         1,622,993
Reimbursement of expenses (Note C) ............               --                --               --                --
                                                    ------------      ------------     ------------      ------------
   Total expenses .............................        4,189,971         2,045,234        3,573,103         1,622,993
                                                    ------------      ------------     ------------      ------------
NET INVESTMENT INCOME .........................        5,298,721         3,873,507        8,146,899         1,997,004
                                                    ------------      ------------     ------------      ------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......       10,513,951         2,520,862          453,710        (1,068,211)
Capital gains distributions from mutual funds .        9,560,576        12,936,405       30,281,535           872,765
Net unrealized appreciation (depreciation)
  of investments during the year ..............      (10,693,322)       13,072,376      (13,016,167)       21,926,900
                                                    ------------      ------------     ------------      ------------
Net realized and unrealized gain on investments        9,381,205        28,529,643       17,719,078        21,731,454
                                                    ------------      ------------     ------------      ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................     $ 14,679,926      $ 32,403,150     $ 25,865,977      $ 23,728,458
                                                    ============      ============     ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS                            13
================================================================================

                                       AGSPC          VANGUARD          VANGUARD
                                     GOVERNMENT       LONG-TERM         LONG-TERM
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       CORPORATE         TREASURY           AGSPC MONEY MARKET FUND
-------------------------------        FUND -           FUND -           FUND -          ----------------------------
  DIVISION 1       DIVISION 7        DIVISION 8      DIVISION 22       DIVISION 23        DIVISION 2       DIVISION 6
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
 $   402,079      $ 3,710,371       $ 5,462,111      $ 2,478,178       $ 3,523,260       $   230,073      $ 9,814,968
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

      63,904          585,563           993,952          504,256           798,645            46,056        1,965,005
          --               --                --          (78,692)         (132,544)               --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      63,904          585,563           993,952          425,564           666,101            46,056        1,965,005
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
     338,175        3,124,808         4,468,159        2,052,614         2,857,159           184,017        7,849,963
 -----------      -----------       -----------      -----------       -----------       -----------      -----------


      12,194          413,199         1,352,903          136,212         1,195,397                --               --
          --               --                --        1,044,043                --                --               --
      35,832          (35,856)        1,437,930          (64,200)        2,611,560                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      48,026          377,343         2,790,833        1,116,055         3,806,957                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

 $   386,201      $ 3,502,151       $ 7,258,992      $ 3,168,669       $ 6,664,116       $   184,017      $ 7,849,963
============      ===========       ===========      ===========       ===========       ===========      ===========

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN          AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL           GENERAL           GENERAL            GENERAL
                                                      INTERNATIONAL     INTERNATIONAL       SMALL CAP         SMALL CAP
                                                      GROWTH FUND -      VALUE FUND -      GROWTH FUND -     VALUE FUND -
                                                       DIVISION 33*      DIVISION 34*      DIVISION 35*      DIVISION 36*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $    5,760        $       --        $   13,079
                                                       ----------        ----------        ----------        ----------
EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --             5,760                --            13,079
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --                --            18,373            51,644
Net unrealized appreciation
   of investments during the year .............           200,750           547,276         1,361,100           585,384
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments           200,750           547,276         1,379,473           637,028
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $  200,750        $  553,036        $1,379,473        $  650,107
                                                       ==========        ==========        ==========        ==========


STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN         AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL          GENERAL           GENERAL            GENERAL
                                                         MID CAP           MID CAP         LARGE CAP         LARGE CAP
                                                       GROWTH FUND -     VALUE FUND -     GROWTH FUND -      VALUE FUND -
                                                       DIVISION 37*      DIVISION 38*     DIVISION 39*       DIVISION 40*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $   10,079        $    2,093        $   10,224
                                                       ----------        ----------        ----------        ----------

EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --            10,079             2,093            10,224
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --           115,562                --                --
Net unrealized appreciation
  of investments during the year ..............         1,425,600           896,569           695,540           716,526
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments         1,425,600         1,012,131           695,540           716,526
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $1,425,600        $1,022,210        $  697,633        $  726,750
                                                       ==========        ==========        ==========        ==========


 * For the period from August 26, 1998 (initial capital contribution date) through December 31, 1998.
      See Note C.
 **   For the period from September 22, 1998 through December 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================




 AMERICAN                                                                                   AMERICAN          AMERICAN
  GENERAL                            AMERICAN           AMERICAN         AMERICAN           GENERAL           GENERAL
 SOCIALLY          AMERICAN           GENERAL           GENERAL          GENERAL           MODERATE        CONSERVATIVE
RESPONSIBLE         GENERAL           DOMESTIC           MONEY           GROWTH             GROWTH            GROWTH
   FUND -        BALANCED FUND -     BOND FUND -      MARKET FUND -   LIFESTYLE FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
DIVISION 41*      DIVISION 42*      DIVISION 43*      DIVISION 44*    DIVISION 48*       DIVISION 49*       DIVISION 50*
------------     ---------------    ------------      -------------   ----------------  ----------------  ----------------
$   23,760        $   29,084        $   14,978        $   82,478        $   11,226        $   19,912        $   27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------

        --                --                --                --                --                --                --
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
    23,760            29,084            14,978            82,478            11,226            19,912            27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------


        --                --                --                --                --                --                --
   285,733            34,051            15,898                --                --                --                --

 1,099,673           805,536            28,692                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------
 1,385,406           839,587            44,590                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------

$1,409,166        $  868,671        $   59,568        $   82,478        $  981,605        $  945,608        $  828,713
==========        ==========        ==========        ==========        ==========        ==========        ==========



 AMERICAN          AMERICAN          AMERICAN
  GENERAL          GENERAL           GENERAL         T. ROWE PRICE
   CORE            STRATEGIC        HIGH YIELD      SMALL-CAP STOCK
BOND FUND -       BOND FUND -       BOND FUND -          FUND -
DIVISION 58*     DIVISION 59*      DIVISION 60*       DIVISION 51**
------------     ------------      ------------     ----------------
$   50,247        $   69,000        $   92,262        $       --
----------        ----------        ----------        ----------

        --                --                --                --
        --                --                --                --
----------        ----------        ----------        ----------
        --                --                --                --
----------        ----------        ----------        ----------
    50,247            69,000            92,262                --
----------        ----------        ----------        ----------


        --                --                --                --
    16,291            11,064                --                --

    95,397           185,469           189,911                --
----------        ----------        ----------        ----------
   111,688           196,533           189,911                --
----------        ----------        ----------        ----------

$  161,935        $  265,533        $  282,173        $       --
==========        ==========        ==========        ==========

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     AGSPC
                                                                             INTERNATIONAL EQUITIES
                                                                               FUND - DIVISION 11
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $   1,608,036    $   1,546,185
Net realized gain (loss) on investments ..............................       4,716,155        8,844,811
Capital gains distributions from mutual funds ........................      11,021,627        4,593,062
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       7,346,991      (11,693,489)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      24,692,809        3,290,569
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      14,604,832       21,604,936
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (9,033,065)      (8,085,959)
Annuity benefit payments .............................................         (17,602)         (10,712)
Amounts transferred interdivision, and (to) from VALIC general account     (33,973,374)     (56,024,580)
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................     (28,419,209)     (42,516,315)
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (3,726,400)     (39,225,746)

NET ASSETS:
Beginning of year ....................................................     152,000,782      191,226,528
                                                                         -------------    -------------
End of year ..........................................................   $ 148,274,382    $ 152,000,782
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................     122,716,744      156,226,314
Purchase payments ....................................................      10,549,627       17,325,859
Surrenders ...........................................................      (6,694,955)      (6,456,410)
Transfers -- interdivision and (to) from VALIC general account .......     (24,759,665)     (44,379,019)
                                                                         -------------    -------------
Total units outstanding, end of year .................................     101,811,751      122,716,744
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,811,751      122,716,744
   Enhanced units:
     20 bp reduced ...................................................              --               --
     40 bp reduced ...................................................              --               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     101,811,751      122,716,744
                                                                         =============    =============

                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
Accumulation value per unit:
   Standard unit......................................................   $    1.454644    $    1.237299
   Enhanced unit:
     20 bp reduced....................................................              --               --
     40 bp reduced....................................................              --               --


                                                                              PUTNAM GLOBAL GROWTH
                                                                                FUND - DIVISION 28
                                                                         ------------------------------
                                                                                1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $    (417,807)   $     825,963
Net realized gain (loss) on investments ..............................         107,190          172,968
Capital gains distributions from mutual funds ........................       4,089,731        9,300,593
Net unrealized appreciation (depreciation)
  of investments during the year .....................................      21,600,190       (7,591,166)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      25,379,304        2,708,358
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      45,226,423       18,196,466
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (3,310,436)        (812,004)
Annuity benefit payments .............................................          (2,617)          (1,799)
Amounts transferred interdivision, and (to) from VALIC general account      36,967,959       21,134,329
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................      78,881,329       38,516,992
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     104,260,633       41,225,350

NET ASSETS:
Beginning of year ....................................................      58,834,408       17,609,058
                                                                         -------------    -------------
End of year ..........................................................   $ 163,095,041    $  58,834,408
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................      49,548,732       16,648,600
Purchase payments ....................................................      32,447,084       15,748,353
Surrenders ...........................................................      (2,408,897)        (675,628)
Transfers -- interdivision and (to) from VALIC general account .......      28,040,873       17,827,407
                                                                         -------------    -------------
Total units outstanding, end of year .................................     107,627,792       49,548,732
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,468,260       49,548,732
   Enhanced units:
     20 bp reduced ...................................................       6,153,771               --
     40 bp reduced ...................................................           5,760               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     107,627,792       49,548,732
                                                                         =============    =============
                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------

Accumulation value per unit:
   Standard unit......................................................   $    1.512865    $    1.186775
   Enhanced unit:
     20 bp reduced....................................................        1.549587               --
     40 bp reduced....................................................        1.591007               --




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================



      TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL          AGSPC SCIENCE & TECHNOLOGY             AGSPC SMALL CAP
      FUND - DIVISION 32               FUND - DIVISION 20                 FUND - DIVISION 17           INDEX FUND - DIVISION 14
----------------------------       ----------------------------     -----------------------------     ----------------------------
      1998            1997              1998            1997             1998            1997              1998            1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$   3,763,468  $   3,566,211       $   7,944,373  $   7,044,706     $  (10,381,062) $ (8,359,405)     $     322,094  $     321,469
   (1,076,896)       180,290          52,533,310     24,143,886         34,745,563    27,202,326          8,661,321      7,403,801
   17,280,633     12,359,374          31,903,839      6,157,699        113,616,462             --        18,436,501     17,477,318
  (34,315,820)   (16,286,999)        (37,039,574)    33,826,345        250,423,659   (11,571,856)       (34,899,835)    13,195,192
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  (14,348,615)      (181,124)         55,341,948     71,172,636        388,404,622     7,271,065         (7,479,919)    38,397,780
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


   72,575,285     63,929,059         114,632,129    127,443,761        195,575,628   203,196,325         28,153,952     26,031,893
   (7,939,318)     (2,231,179)       (35,093,007)   (21,498,080)       (44,292,549)  (27,661,660)       (11,145,100)    (8,101,115)
       (1,991)        (1,149)             (9,179)        (6,675)           (17,543)      (17,353)            (7,293)        (6,381)
  (12,669,089)    79,881,321         (95,114,875)    22,603,734        (92,089,284)   15,908,913        (13,919,719)   (10,731,749)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

   51,964,887    141,578,052         (15,584,932)   128,542,740         59,176,252   191,426,225          3,081,840      7,192,648
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
   37,616,272    141,396,928          39,757,016    199,715,376        447,580,874   198,697,290         (4,398,079)    45,590,428


  180,852,001     39,455,073         729,739,187    530,023,811        909,661,454   710,964,164        230,068,750    184,478,322
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$ 218,468,273  $ 180,852,001       $ 769,496,203  $ 729,739,187     $1,357,242,328  $909,661,454      $ 225,670,671  $ 230,068,750
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


  159,201,107     36,671,828         463,174,350    378,581,949        397,842,959   315,809,646        106,279,077    103,320,842
   63,265,244     55,441,897          65,837,726     81,609,273         77,332,989    88,179,109         13,084,095     13,258,805
   (7,600,467)    (1,875,284)        (21,321,029)   (13,712,830)       (17,946,718)  (11,448,429)        (5,229,338)    (4,191,154)
  (10,799,968)    68,962,666         (55,271,958)    16,695,958        (35,393,395)    5,302,633         (6,753,994)    (6,109,416)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

  198,626,024    159,201,107         452,419,089    463,174,350       418,601,069    397,842,959        107,321,015    106,279,077

    5,437,288              --                  --              --       3,228,389              --            58,825             --
        2,604              --                  --              --           6,377              --                 --            --
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

         DECEMBER 31                      DECEMBER 31                        DECEMBER 31                       DECEMBER 31
----------------------------       ----------------------------     -----------------------------     ----------------------------
     1998          1997                 1998           1997              1998            1997              1998          1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

$    1.069704  $    1.135778       $    1.700398  $    1.575168     $     3.216190  $   2.285739      $    2.100506  $    2.163595

     1.094954             --                  --             --           3.241847            --           2.125983             --
     1.123840             --                  --             --           3.272354            --                 --             --

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  DREYFUS SMALL CAP
                                                                               PORTFOLIO - DIVISION 18
                                                                           --------------------------------
                                                                               1998               1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (9,100,355)     $  (7,877,254)
Net realized gain (loss) on investments ..............................        19,673,784         10,514,976
Capital gains distributions from mutual funds ........................        15,549,964         47,781,324
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       (67,338,458)        56,534,602
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........       (41,215,065)       106,953,648
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       136,010,701        152,268,343
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................       (37,151,392)       (25,995,894)
Annuity benefit payments .............................................           (12,769)           (13,079)
Amounts transferred interdivision, and (to) from VALIC general account      (105,448,868)       (41,774,769)
                                                                           -------------      -------------
     Increase (decrease) in net assets
        resulting from principal transactions ........................        (6,602,328)        84,484,601
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       (47,817,393)       191,438,249

Net Assets:
Beginning of year ....................................................       849,824,308        658,386,059
                                                                           -------------      -------------
End of year ..........................................................     $ 802,006,915      $ 849,824,308
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       479,851,525        428,883,250
Purchase payments ....................................................        78,837,263         92,300,416
Surrenders ...........................................................       (22,827,377)       (15,764,818)
Transfers -- interdivision and (to) from VALIC general account .......       (61,646,182)       (25,567,323)
                                                                           -------------      -------------
Total units outstanding, end of year .................................       474,215,229        479,851,525
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       474,215,229        479,851,525
   Enhanced units:
     20 bp reduced ...................................................                --                 --
     40 bp reduced ...................................................                --                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       474,215,229        479,851,525
                                                                           =============      =============


                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998               1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.690786   $   1.770622
   Enhanced unit:
     20 bp reduced....................................................                 --              --
     40 bp reduced....................................................                 --              -


                                                                               PUTNAM NEW OPPORTUNITIES
                                                                                  FUND - DIVISION 26
                                                                           --------------------------------
                                                                                  1998            1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (2,691,328)     $  (1,052,294)
Net realized gain (loss) on investments ..............................           872,455            242,887
Capital gains distributions from mutual funds ........................        12,546,729          3,494,327
Net unrealized appreciation (depreciation)
  of investments during the year .....................................        53,605,222         18,445,868
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........        64,333,078         21,130,788
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       108,017,017         51,769,269
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................        (8,784,234)        (2,540,805)
Annuity benefit payments .............................................              (575)               (61)
Amounts transferred interdivision, and (to) from VALIC general account        84,011,090         44,254,408
     Increase (decrease) in net assets
                                                                           -------------      -------------
        resulting from principal transactions ........................       183,243,298         93,482,811
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       247,576,376        114,613,599

Net Assets:
Beginning of year ....................................................       164,836,578         50,222,979
                                                                           -------------      -------------
End of year ..........................................................     $ 412,412,954      $ 164,836,578
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       143,395,066         53,001,699
Purchase payments ....................................................        85,839,361         49,995,408
Surrenders ...........................................................        (6,337,162)        (2,517,125)
Transfers -- interdivision and (to) from VALIC general account .......        68,362,756         42,915,084
                                                                           -------------      -------------
Total units outstanding, end of year .................................       291,260,021        143,395,066
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       280,523,297        143,395,066
   Enhanced units:
     20 bp reduced ...................................................        10,725,927                 --
     40 bp reduced ...................................................            10,797                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       291,260,021        143,395,066
                                                                           =============      =============

                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998              1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.415175      $    1.149453
   Enhanced unit:
     20 bp reduced....................................................          1.434946                 --
     40 bp reduced....................................................          1.459115                 --



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               Separate Account A                             19
================================================================================

                                                                                                          AMERICAN CENTURY -
   PUTNAM OTC & EMERGING                  AGSPC GROWTH                  AGSPC MIDCAP INDEX            TWENTIETH CENTURY ULTRA
 GROWTH FUND - DIVISION 27             FUND - DIVISION 15                FUND - DIVISION 4                FUND - DIVISION 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
     1998            1997             1998            1997             1998            1997               1998            1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$   3,286,141   $   (720,013)    $  (10,623,737)  $ (7,550,418)    $    (689,428)  $    535,199     $  (2,282,917)  $   (633,243)
     (332,944)       (47,363)        11,720,556      6,207,654        26,826,443     19,471,600           473,963        316,651
           --             --         51,517,534     15,041,175        69,472,796     39,891,431        30,532,354     24,559,704
    9,278,020      8,912,297        114,925,718    132,575,644        30,964,965    109,426,279        39,033,600    (16,326,801)
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   12,231,217      8,144,921        167,540,071    146,274,055       126,574,776    169,324,509        67,757,000      7,916,311
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   36,165,527     32,976,492        183,983,180    185,814,571        71,049,146     66,141,090        95,865,928     43,175,072
   (4,499,407)    (1,887,137)       (45,145,966)   (24,997,689)      (37,639,412)    (24,993,718)      (6,987,387)    (1,444,132)
       (2,072)        (1,777)           (23,099)       (18,116)          (23,570)       (20,499)           (1,933)          (950)
      960,600     14,456,676        (34,517,049)      (764,959)      (40,068,991)   (45,549,090)       86,438,332     56,804,430
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   32,624,648     45,544,254        104,297,066    160,033,807        (6,682,827)    (4,422,217)      175,314,940     98,534,420
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   44,855,865     53,689,175        271,837,137    306,307,862       119,891,949    164,902,292       243,071,940    106,450,731


   97,456,130     43,766,955        941,423,469    635,115,607       730,613,685    565,711,393       123,768,389     17,317,658
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$ 142,311,995   $ 97,456,130     $1,213,260,606  $ 941,423,469     $ 850,505,634   $730,613,685     $ 366,840,329   $123,768,389
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


   99,785,041     48,902,828        453,172,490    366,272,509       171,065,657    172,816,978        97,745,282     16,654,076
   36,257,228     36,775,163         82,864,073     99,349,760        16,010,438     17,600,471        63,913,168     36,243,458
   (4,704,400)    (2,370,530)       (20,670,419)   (12,033,793)       (8,724,789)    (6,688,206)       (4,133,151)    (1,152,164)
    1,221,835     16,477,580        (16,039,778)      (415,986)       (9,311,419)   (12,663,586)       59,835,828     45,999,912
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

  129,463,792     99,785,041        494,997,997    453,172,490       169,039,887    171,065,657       209,221,513     97,745,282

    3,092,839              --         4,324,799             --                --              --        8,116,612             --
        3,073              --             3,570             --                --              --           23,002             --
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


        DECEMBER 31                        DECEMBER 31                      DECEMBER 31                        DECEMBER 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
    1998            1997              1998            1997              1998          1997              1998             1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$    1.072660   $   0.976262     $     2.428587   $   2.076503     $    5.029093   $   4.269122     $    1.685503   $   1.265937

     1.098295             --           2.448443             --                --             --          1.737734              --
     1.127653             --           2.471473             --                --             --          1.798208              --


================================================================================
20                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOUNDERS GROWTH               AGSPC GROWTH & INCOME
                                                                         FUND - DIVISION 30              FUND - DIVISION 16
                                                                   -----------------------------   -----------------------------
                                                                       1998            1997            1998            1997
                                                                   -----------------------------   -----------------------------
OPERATIONS:
Net investment income (loss) ....................................  $  (2,702,478)  $    (229,837)  $  (1,424,066)  $  (1,206,116)
Net realized gain on investments ................................        669,679         270,661      10,494,295       3,270,580
Capital gains distributions from mutual funds ...................     21,151,616      21,678,474      20,275,426       2,863,622
Net unrealized appreciation (depreciation)
  of investments during the year ................................     42,627,883      (6,466,051)      3,996,252      38,217,716
                                                                   -------------   -------------   -------------   -------------
     Increase in net assets resulting from operations ...........     61,746,700      15,253,247      33,341,907      43,145,802
                                                                   -------------   -------------   -------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    117,393,497      54,770,398      39,532,854      44,825,180
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (9,478,330)     (1,863,811)    (11,951,930)     (8,344,519)
Annuity benefit payments ........................................         (1,096)            (66)         (3,597)         (2,954)
Amounts transferred interdivision, and (to) from
  VALIC general account .........................................     72,791,918      70,189,987     (32,787,298)      5,944,261
                                                                   -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................    180,705,989     123,096,508      (5,209,971)     42,421,968
                                                                   -------------   -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS ....................................    242,452,689     138,349,755      28,131,936      85,567,770

NET ASSETS:
Beginning of year ...............................................  $ 170,468,231      32,118,476     257,095,975     171,528,205
                                                                   -------------   -------------   -------------   -------------
End of year .....................................................    412,920,920   $ 170,468,231   $ 285,227,911   $ 257,095,975
                                                                   =============   =============   =============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................    132,167,162      31,197,464     132,434,555     108,341,635
Purchase payments ...............................................     80,460,723      45,575,203      19,715,398      24,988,066
Surrenders ......................................................     (6,588,832)     (1,491,261)     (6,142,924)     (4,697,640)
Transfers -- interdivision and (to) from VALIC general account ..     52,471,956      56,885,756     (16,456,334)      3,802,494
                                                                   -------------   -------------   -------------   -------------
Total units outstanding, end of year ............................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============
Units outstanding, by class:
   Standard units ...............................................    250,777,959     132,167,162     129,550,695     132,434,555
   Enhanced units:
     20 bp reduced ..............................................      7,720,189              --              --              --
     40 bp reduced ..............................................         12,861              --              --              --
                                                                   -------------   -------------   -------------   -------------
Accumulation units end of year ..................................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                   -----------------------------   -----------------------------
                                                                         1998           1997             1998           1997
                                                                   -----------------------------   -----------------------------
Accumulation value per unit:
   Standard unit ................................................  $    1.595913   $    1.289513   $    2.201234   $    19981997
   Enhanced unit:
     20 bp reduced ..............................................       1.633282              --              --              --
     40 bp reduced ..............................................       1.676366              --              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                                                        AGSPC STOCK INDEX FUND
     AGSPC SOCIAL AWARENESS       ----------------------------------------------------------------
      FUND - DIVISION 12                  DIVISION 10A                        DIVISION 10B
------------------------------    ------------------------------    ------------------------------
     1998            1997              1998            1997                1998            1997
------------------------------    ------------------------------    ------------------------------
$     190,273    $     281,520    $   1,035,631    $   2,030,016    $     358,014    $     399,877
    2,220,138        1,158,707       36,292,713       23,392,823        2,895,173        2,137,197
   37,003,617        9,560,562        2,140,138        2,365,369          166,018          185,844

   38,477,902       33,369,211       82,035,996       89,338,679        6,394,969        6,910,324
-------------    -------------    -------------    -------------    -------------    -------------
   77,891,930       44,370,000      121,504,478      117,126,887        9,814,174        9,633,242
-------------    -------------    -------------    -------------    -------------    -------------

   72,710,322       44,746,508        4,116,842        3,670,819          204,507          231,218

  (13,355,087)      (5,475,293)     (30,874,894)     (24,373,318)      (2,153,577)      (2,331,031)
       (9,481)              --       (1,996,857)      (1,717,390)        (327,696)        (285,785)

   54,323,803       55,022,728      (14,779,077)      (3,572,644)      (1,934,563)      (1,027,537)
-------------    -------------    -------------    -------------    -------------    -------------

  113,669,557       94,293,943      (43,533,986)     (25,992,533)      (4,211,329)      (3,413,135)
-------------    -------------    -------------    -------------    -------------    -------------
  191,561,487      138,663,943       77,970,492       91,134,354        5,602,845        6,220,107


  243,579,972      104,916,029      469,783,383      378,649,029       36,946,031       30,725,924
-------------    -------------    -------------    -------------    -------------    -------------
$ 435,141,459    $ 243,579,972    $ 547,753,875    $ 469,783,383    $  42,548,876    $  36,946,031
=============    =============    =============    =============    =============    =============


   81,577,104       46,574,016       25,835,933       27,379,389        1,256,974        1,380,401
   21,359,028       16,505,152          206,729          226,321            6,328            9,647
   (3,889,138)      (1,970,414)      (1,549,859)      (1,529,579)         (68,344)         (92,576)
   16,555,822       20,468,350         (766,299)        (240,198)         (63,845)         (40,498)
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

  114,382,494       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974

    1,218,871               --               --               --               --               --
        1,451               --               --               --               --               --
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

           DECEMBER 31                       DECEMBER 31                       DECEMBER 31
------------------------------    ------------------------------    ------------------------------
      1998            1997             1998             1997              1998            1997
------------------------------    ------------------------------    ------------------------------
$    3.762308    $    2.985333    $   22.479709    $   17.679054    $   35.792019    $    27956641
     3.825649               --               --               --
     3.897214               --               --               --

================================================================================
22                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AGSPC STOCK INDEX FUND
                                                                     -----------------------------------
                                                                                DIVISION 10C
                                                                     ---------------------------------
                                                                           1998             1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $     5,965,482   $     9,342,792
Net realized gain on investments ..................................       21,789,375        19,691,626
Capital gains distributions from mutual funds .....................       13,033,369        11,611,427
Net unrealized appreciation (depreciation)
  of investments during the year ..................................      631,036,013       475,943,738
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...      671,824,239       516,589,583
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      372,858,039       264,734,800
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (130,840,043)      (73,944,144)
Annuity benefit payments ..........................................         (164,035)         (120,896)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      112,786,439        72,721,787
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................      354,640,400       263,391,547
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................    1,026,464,639       779,981,130

NET ASSETS:
Beginning of year .................................................    2,310,327,500     1,530,346,370
                                                                     ---------------   ---------------
End of year .......................................................  $ 3,336,792,139   $ 2,310,327,500
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................      615,053,124       536,806,965
Purchase payments .................................................       85,764,962        77,757,636
Surrenders ........................................................      (29,978,801)      (20,920,257)
Transfers -- interdivision and (to) from VALIC general account ....       27,731,410        21,408,780
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................      698,570,695       615,053,124
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................      691,680,049       615,053,124
     Enhanced units:
     20 bp reduced ................................................        6,859,835                --
     40 bp reduced ................................................           30,811                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................      698,570,695       615,053,124
                                                                     ===============   ===============


                                                                          AGSPC STOCK INDEX FUND
                                                                     ---------------------------------
                                                                                DIVISION 10D
                                                                     ---------------------------------
                                                                          1998               1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $       105,740   $       222,212
Net realized gain on investments ..................................        4,368,980         3,421,747
Capital gains distributions from mutual funds .....................          219,975           249,976
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        7,900,957         9,003,055
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...       12,595,652        12,896,990
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................          654,342           789,193
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................       (3,879,247)       (2,598,402)
Annuity benefit payments ..........................................          (15,905)          (13,201)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................       (2,514,825)       (3,872,680)
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................       (5,755,635)       (5,695,090)
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................        6,840,017         7,201,900

NET ASSETS:
Beginning of year .................................................       49,673,027        42,471,127
                                                                     ---------------   ---------------
End of year .......................................................  $    56,513,044   $    49,673,027
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................        7,438,537         8,381,704
Purchase payments .................................................           88,428           132,628
Surrenders ........................................................         (521,941)         (430,026)
Transfers -- interdivision and (to) from VALIC general account ....         (349,228)         (645,769)
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................        6,655,796         7,438,537
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................        6,655,796         7,438,537
     Enhanced units:
     20 bp reduced ................................................               --                --
     40 bp reduced ................................................               --                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................        6,655,796         7,438,537
                                                                     ===============   ===============

                                                            DECEMBER 31                       DECEMBER 31
                                                ---------------------------------   ---------------------------------
                                                        1998            1997             1998              1997
                                                ---------------------------------   ---------------------------------
Accumulation value per unit:
  Standard unit...........................      $      4.772052   $      3.753436   $      8.457722   $      6.652806
     Enhanced unit:
     20 bp reduced........................             4.875028                --                --                --
     40 bp reduced........................             4.991135                --                --                --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

      NEUBERGER BERMAN                SCUDDER GROWTH AND             VANGUARD WINDSOR II              TEMPLETON ASSET
GUARDIAN TRUST  - DIVISION 29     INCOME FUND - DIVISION 21           FUND - DIVISION 24        ALLOCATION FUND - DIVISION 19
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998             1997           1998            1997           1998             1997            1998            1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    (316,186)  $     (99,741)  $   2,680,972   $   1,085,048   $   5,622,515   $   3,037,913   $   5,298,721   $   2,826,899
      447,267         406,993       1,067,960         269,953       1,366,076         741,743      10,513,951         982,063
    5,112,104       3,161,542      17,737,903       8,952,194      51,898,120      18,541,072       9,560,576      11,661,872

   (5,621,588)     (1,574,737)    (15,926,329)      4,003,711         278,987      16,110,878     (10,693,322)     13,366,704
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
     (378,403)      1,894,057       5,560,506      14,310,906      59,165,698      38,431,606      14,679,926      28,837,538
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   18,727,026      14,861,097      79,800,185      37,754,331     172,075,011      82,698,118      55,452,646      61,278,823

   (1,971,281)       (661,852)     (7,670,739)     (1,502,937)    (18,029,126)     (3,075,223)    (15,786,958)     (9,457,167)
           --              --          (3,718)         (2,106)         (6,802)         (1,497)        (22,337)        (19,742)

   (1,314,316)     21,010,215      34,897,873      66,400,722     162,813,002     115,544,417     (47,069,555)     41,633,946
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   15,441,429      35,209,460     107,023,601     102,650,010     316,852,085     195,165,815      (7,426,204)     93,435,860
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   15,063,026      37,103,517     112,584,107     116,960,916     376,017,783     233,597,421       7,253,722     122,273,398


   46,306,823       9,203,306     135,384,401      18,423,485     275,397,199      41,799,778     316,874,285     194,600,887
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  61,369,849   $  46,306,823   $ 247,968,508   $ 135,384,401   $ 651,414,982   $ 275,397,199   $ 324,128,007   $ 316,874,285
=============   =============   =============   =============   =============   =============   =============   =============


   35,406,663       8,211,592      94,225,984      16,524,046     187,929,868      37,292,761     196,150,946     137,384,670
   13,737,161      11,711,541      51,892,138      28,874,922     105,145,249      63,199,633      32,881,580      38,574,901
   (1,683,029)       (501,980)     (5,008,156)     (1,088,301)    (10,145,505)     (2,242,658)    (10,222,721)     (5,822,716)
   (1,186,725)     15,985,510      23,203,013      49,915,317     103,638,092      89,680,132     (27,846,098)     26,014,091
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

   45,261,146      35,406,663     159,815,811      94,225,984     372,737,595     187,929,868     190,963,707     196,150,946

    1,012,671              --       4,494,004              --      13,800,156              --              --              --
          253              --           3,163              --          29,953              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

        DECEMBER 31                       DECEMBER 31                    DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997             1998           1997            1998            1997            1998           1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.324970   $    1.307438   $    1.507724   $    1.436011   $    1.683226   $    1.464949   $    1.695764   $    1.613943

     1.368269              --        1.542160              --        1.723020              --              --              --
     1.418252              --        1.582856              --        1.770257              --              --              --


================================================================================
24                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AGSPC ASSET ALLOCATION            VANGUARD WELLINGTON
                                                                           FUND - DIVISION 5               FUND - DIVISION 25
                                                                     -----------------------------   -----------------------------
                                                                         1998             1997           1998             1997
                                                                     -----------------------------   -----------------------------
OPERATIONS:
Net investment income .............................................  $   3,873,507   $   3,768,356   $   8,146,899   $   3,011,918
Net realized gain (loss) on investments ...........................      2,520,862       5,941,975         453,710         713,048
Capital gains distributions from mutual funds .....................     12,936,405      10,546,782      30,281,535       7,375,024
Net unrealized appreciation (depreciation)
  of investments during the year ..................................     13,072,376      14,486,554     (13,016,167)      3,998,391
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets resulting from operations ...     32,403,150      34,743,667      25,865,977      15,098,381
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     16,199,430      11,497,764     128,896,516      51,882,204
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................    (12,309,318)    (10,611,952)    (11,075,983)     (2,456,686)
Annuity benefit payments ..........................................         (9,811)         (8,301)         (1,770)            (68)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      6,673,714     (24,272,661)    106,781,378      66,331,198
                                                                     -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     10,554,015     (23,395,150)    224,600,141     115,756,648
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     42,957,165      11,348,517     250,466,118     130,855,029

NET ASSETS:
Beginning of year .................................................    184,577,992     173,229,475     156,044,547      25,189,518
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $ 227,535,157   $ 184,577,992   $ 406,510,665   $ 156,044,547
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     57,307,351      65,292,617     116,429,781      22,866,634
Purchase payments .................................................      4,579,044       3,898,053      87,356,196      42,072,769
Surrenders ........................................................     (3,567,970)     (3,591,047)     (6,659,976)     (1,913,812)
Transfers -- interdivision and (to) from VALIC general account ....      1,950,743      (8,292,272)     76,359,783      53,404,190
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     60,237,818      57,307,351     253,840,498     116,429,781
  Enhanced units:
    20 bp reduced .................................................         31,350              --      19,636,072              --
    40 bp reduced .................................................             --              --           9,214              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============

                                                                              DECEMBER 31                      DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                           1998          1997             1998          1997
                                                                     -----------------------------   -----------------------------
  Standard unit...............................................       $    3.772519   $    3.219282   $    1.482836   $    1.340109
  Enhanced unit:
    20 bp reduced.............................................            3.882024              --        1.529797              --
    40 bp reduced.............................................                  --              --        1.585688              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             25
================================================================================

                                                        AGSPC
     AGSPC INTERNATIONAL                       CAPITAL CONSERVATION FUND
       GOVERNMENT BOND          -------------------------------------------------------------     AGSPC GOVERNMENT SECURITIES
      FUND - DIVISION 13                DIVISION 1                       DIVISION 7                     FUND - DIVISION 8
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997            1998            1997            1998            1997            1998            1997
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,997,004   $   4,595,764   $     338,175   $     344,608   $   3,124,808   $   2,913,560   $   4,468,159   $   4,230,305
   (1,068,211)     (3,911,328)         12,194          23,005         413,199        (805,486)      1,352,903        (985,278)
      872,765         136,607              --              --              --              --              --              --

   21,926,900     (11,068,351)         35,832          90,579         (35,856)      1,739,391       1,437,930       3,130,717
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   23,728,458     (10,247,308)        386,201         458,192       3,502,151       3,847,465       7,258,992       6,375,744
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   25,413,792      40,582,861         146,532         366,816       7,027,648       7,324,860      12,902,909      12,424,460

   (7,785,118)     (6,757,210)       (562,370)       (389,473)     (3,833,561)     (3,026,469)     (5,395,424)     (3,958,609)
       (2,691)           (274)           (455)           (526)             --              --              --              --

  (38,345,989)    (35,550,483)        (97,641)       (509,353)     (2,143,426)     (8,016,607)     10,528,632     (12,246,246)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (20,720,006)     (1,725,106)       (513,934)       (532,536)      1,050,661      (3,718,216)     18,036,117      (3,780,395)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    3,008,452     (11,972,414)       (127,733)        (74,344)      4,552,812         129,249      25,295,109       2,595,349


  166,199,757     178,172,171       6,427,526       6,501,870      55,418,728      55,289,479      88,167,288      85,571,939
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 169,208,209   $ 166,199,757   $   6,299,793   $   6,427,526   $  59,971,540   $  55,418,728   $ 113,462,397   $  88,167,288
=============   =============   =============   =============   =============   =============   =============   =============


  111,480,591     112,601,593       1,831,961       1,991,536      28,242,598      30,286,494      45,034,894      47,130,169
   16,433,799      27,009,353          40,472         109,285       3,402,874       3,840,755       6,558,071       6,646,726
   (5,105,973)     (4,696,042)       (155,629)       (116,952)     (1,879,505)     (1,555,673)     (2,679,928)     (2,143,349)
  (24,924,879)    (23,434,313)        (27,361)       (151,908)     (1,014,305)     (4,328,978)      4,816,634      (6,598,652)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

   97,473,851     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894

      408,156              --              --              --              --              --              --              --
        1,531              --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

          DECEMBER 31                   DECEMBER 31                      DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      1998          1997              1998          1997              1998          1997              1998          1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.728006   $   1.490645    $    3.726168   $   3.505970    $    2.085846   $    1.962239   $    2.111727   $    1.957755

     1.751922             --               --             --               --              --              --              --
     1.777571             --               --             --               --              --              --              --

================================================================================
26                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         VANGUARD LONG-TERM                VANGUARD LONG-TERM
                                                                     CORPORATE FUND - DIVISION 22     TREASURY FUND - DIVISION 23
                                                                     -----------------------------   -----------------------------
                                                                          1998            1997            1998            1997
                                                                     -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income .............................................  $   2,052,614   $     506,655   $   2,857,159   $     567,564
Net realized gain on investments ..................................        136,212          36,716       1,195,397          94,335
Capital gains distributions from mutual funds .....................      1,044,043         156,984              --              --
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        (64,200)        643,127       2,611,560       1,066,785
                                                                     -------------   -------------   -------------   -------------
    Increase in net assets resulting from operations ..............      3,168,669       1,343,482       6,664,116       1,728,684
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     18,953,737       6,013,744      30,970,739       6,985,216
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (1,608,861)       (167,812)     (2,748,295)       (265,787)
Annuity benefit payments ..........................................             --              --            (813)           (176)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................     19,011,058       9,719,778      60,728,245      10,813,576
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .......................     36,355,934      15,565,710      88,949,876      17,532,829
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     39,524,603      16,909,192      95,613,992      19,261,513

NET ASSETS:
Beginning of year .................................................     20,440,049       3,530,857      23,638,214       4,376,701
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $  59,964,652   $  20,440,049   $ 119,252,206   $  23,638,214
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     17,371,407       3,370,441      20,041,920       4,174,369
Purchase payments .................................................     15,098,601       5,633,849      23,916,542       6,619,458
Surrenders ........................................................     (1,333,865)       (151,626)     (1,937,227)       (227,789)
Transfers -- interdivision and (to) from VALIC general account ....     15,936,430       8,518,743      48,342,694       9,475,882
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     44,122,646      17,371,407      86,673,300      20,041,920
  Enhanced units:
    20 bp reduced .................................................      2,949,044              --       3,682,809              --
    40 bp reduced .................................................            883              --           7,820              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                          1998        1997                1998            1997
                                                                     -----------------------------   -----------------------------
Accumulation value per unit:
  Standard unit...............................................       $    1.271278   $    1.176649   $    1.318263   $    1.178938
  Enhanced unit:
    20 bp reduced.............................................            1.312731              --        1.349397              --
    40 bp reduced.............................................            1.360696              --        1.384079              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             27
================================================================================

                             AGSPC
                        MONEY MARKET FUND
----------------------------------------------------------------
          DIVISION 2                        DIVISION 6
------------------------------    ------------------------------
     1998             1997             1998             1997
-------------    -------------    -------------    -------------
$     184,017    $     188,513    $   7,849,963    $   5,293,164
           --               --               --               --
           --               --               --               --

           --               --               --               --
-------------    -------------    -------------    -------------
      184,017          188,513        7,849,963        5,293,164
-------------    -------------    -------------    -------------


       90,884          123,738       87,624,322       58,442,609

     (292,611)        (277,223)     (33,439,890)     (16,317,039)
           --               --           (1,603)          (1,592)

     (364,560)        (334,772)      63,714,230      (27,271,186)
-------------    -------------    -------------    -------------

     (566,287)        (488,257)     117,897,059       14,852,792
-------------    -------------    -------------    -------------
     (382,270)        (299,744)     125,747,022       20,145,956


    4,579,757        4,879,501      140,904,582      120,758,626
-------------    -------------    -------------    -------------
$   4,197,487    $   4,579,757    $ 266,651,604    $ 140,904,582
=============    =============    =============    =============


    1,931,439        2,142,534       84,182,521       75,124,095
       37,542           53,405       56,361,872       35,256,772
     (120,614)        (119,264)     (17,562,213)     (10,205,685)
     (148,034)        (145,236)      29,891,462      (15,992,661)
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

    1,700,333        1,931,439      147,547,688       84,182,521

           --               --        5,325,479               --
           --               --              475               --
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

          DECEMBER 31                       DECEMBER 31
----------------------------------------------------------------
     1998            1997             1998             1997
----------------------------------------------------------------
$    2.468627    $    2.371163    $    1.742617    $    1.673590

           --               --         1.786658               --
           --               --         1.833793               --

===============================================================================
28                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                          AMERICAN GENERAL INTERNATIONAL        AMERICAN GENERAL INTERNATIONAL
                                                             GROWTH FUND - DIVISION 33             VALUE FUND - DIVISION 33
                                                          ------------------------------        ------------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
OPERATIONS:                                                $     --        $   --                $    5,760     $    --
Net investment income .................................          --            --                      --            --
Net realized gain on investments
Capital gains distributions from
  mutual funds ........................................          --            --                      --            --
Net unrealized appreciation
  of investments during the year ......................       200,750          --                   547,276          --
                                                           ----------      ---------             ----------      ---------
     Increase in net assets resulting
       from operations ................................       200,750          --                   553,036          --
                                                           ----------      ---------             ----------      ---------
PRINCIPAL TRANSACTIONS:
Purchase payments .....................................          --            --                      --            --
Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees ................................................          --            --                      --            --
Annuity benefit payments ..............................          --            --                      --            --
Amounts transferred interdivision, and from
  VALIC general account ...............................     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
    Increase in net assets
     resulting from principal transactions ............     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
TOTAL INCREASE IN NET ASSETS ..........................     3,850,750          --                 4,153,036          --

NET ASSETS:
Beginning of year .....................................          --            --                      --            --
End of year ...........................................    $3,850,750      $   --                $4,153,036     $    --
                                                           ==========      =========             ==========      =========

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..................          --            --                      --            --
Purchase payments .....................................          --            --                      --            --
Surrenders ............................................          --            --                      --            --
Transfers -- interdivision and from VALIC
  general account .....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Total units outstanding, end of year ..................          --            --                      --            --
                                                           ==========      =========             ==========      =========
Units outstanding, by class:
  Standard units ......................................          --            --                      --            --
  Enhanced units:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Accumulation units end of year ........................          --            --                      --            --
                                                           ==========      =========             ==========      =========

                                                                 DECEMBER 31                             DECEMBER 31
                                                           -------------------------             -------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
Accumulation value per unit:
  Standard unit .......................................          --            --                      --            --
  Enhanced unit:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            29
===============================================================================



   AMERICAN GENERAL SMALL CAP       AMERICAN GENERAL SMALL CAP          AMERICAN GENERAL MID CAP         AMERICAN GENERAL MID CAP
   GROWTH FUND - DIVISION 35         VALUE FUND - DIVISION 36           GROWTH FUND - DIVISION 37        VALUE FUND - DIVISION 38
-----------------------------    ------------------------------      -----------------------------    ----------------------------
    1998             1997            1998               1997             1998             1997            1998           1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $      13,079      $        --     $           --     $        --    $      10,079    $       --
           --              --               --               --                 --              --               --            --
       18,373              --           51,644               --                 --              --          115,562            --

    1,361,100              --          585,384               --          1,425,600              --          896,569            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    1,379,473              --          650,107               --          1,425,600              --        1,022,210            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------

           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
    3,900,000              --        3,849,999               --          4,050,000              --        3,949,999            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    3,900,000              --        4,500,106               --          5,475,600              --        4,972,209            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    5,279,473              --        4,500,106               --          5,475,600              --        4,972,209            --

           --              --               --               --                 --              --               --            --
$   5,279,473     $        --    $   4,500,106      $        --      $   5,475,600     $        --    $   4,972,209    $       --
=============     ===========    =============      ===========      =============     ===========    =============    ===========



           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           --              --               --              --                  --              --               --            --

           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           DECEMBER 31                     DECEMBER 31                        DECEMBER 31                     DECEMBER 31
-----------------------------    ------------------------------      -----------------------------    ---------------------------
    1998             1997            1998              1997             1998              1997            1998            1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $          --      $        --     $           --     $        --    $          --    $       --
           --              --               --               --                 --              --               --            --

===============================================================================
30                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF CHANGES IN NET ASSETS




                                                                   AMERICAN GENERAL LARGE CAP    AMERICAN GENERAL LARGE CAP
                                                                    GROWTH FUND - DIVISION 39      VALUE FUND - DIVISION 40
                                                                   ----------------------------  ----------------------------
                                                                     1998            1997           1998            1997
                                                                   -------------  -------------  -------------  -------------
OPERATIONS:
Net investment income ...........................................  $       2,093  $          --  $      10,224  $          --
Net realized gain on investments ................................             --             --             --             --
Capital gains distributions from mutual funds ...................             --             --             --             --
Net unrealized appreciation
  of investments during the year ................................        695,540             --        716,526             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets resulting from operations ...........        697,633             --        726,750             --
                                                                   -------------  -------------  -------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................             --             --             --             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................             --             --             --             --
Annuity benefit payments ........................................             --             --             --             --
Amounts transferred interdivision, and from VALIC general account      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets
       resulting from principal transactions ....................      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
TOTAL INCREASE IN NET ASSETS ....................................      3,547,633             --      3,626,750             --
                                                                   -------------  -------------  -------------  -------------
Net Assets:
Beginning of year ...............................................             --             --             --             --

End of year .....................................................  $   3,547,633  $          --  $   3,626,750  $          --
                                                                   =============  =============  =============  =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................             --             --             --             --
Purchase payments ...............................................              -             --             --             --
Surrenders ......................................................             --             --             --             --
Transfers -- interdivision and from VALIC general account .......             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Total units outstanding, end of year.............................             --             --             --             --
                                                                   =============  =============  =============  =============
Units outstanding, by class:
  Standard units ................................................             --             --             --             --
  Enhanced units:
    20 bp reduced ...............................................             --             --             --             --
    40 bp reduced ...............................................             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Accumulation units end of year ..................................             --             --             --             --
                                                                   =============  =============  =============  =============

                                                                           DECEMBER 31                    DECEMBER 31
                                                                   ----------------------------- -----------------------------
                                                                        1998          1997           1998           1997
Accumulation value per unit:                                       -------------  -------------- -------------  --------------
  Standard unit                                                    $          --  $        --    $          --  $        --
  Enhanced unit:
    20 bp reduced                                                             --           --               --           --
    40 bp reduced                                                             --           --               --           --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            31
===============================================================================



  AMERICAN GENERAL SOCIALLY          AMERICAN GENERAL BALANCED AMERICAN GENERAL DOMESTIC         AMERICAN GENERAL MONEY
RESPONSIBLE FUND - DIVISION 41          FUND - DIVISION 42      BOND FUND - DIVISION 43         MARKET FUND - DIVISION 44
------------------------------     --------------------------  --------------------------      ---------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$     23,760  $         --         $     29,084  $         --  $     14,978  $         --      $     82,478  $         --
          --            --                   --            --            --            --                --            --
     285,733            --               34,051            --        15,898            --                --            --

   1,099,673            --              805,536            --        28,692            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   1,409,166            --              868,671            --        59,568            --            82,478            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------


          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   6,409,166            --            5,868,671            --     1,309,568            --         5,082,478            --


          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$  6,409,166  $         --         $  5,868,671  $         --  $  1,309,568  $         --      $  5,082,478  $         --
============  ============         ============  ============  ============  ============      ============  ============

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


          --            --                   --            --            --            --                --            --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


       DECEMBER 31                          DECEMBER 31                DECEMBER 31                      DECEMBER 31
--------------------------         --------------------------  --------------------------      --------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$         --  $         --         $         --  $         --  $         --  $         --      $         --  $         --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --

===============================================================================
32                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                      AMERICAN GENERAL
                                                                       AMERICAN GENERAL          MODERATE GROWTH LIFESTYLE
                                                                      FUND - DIVISION 49             FUND - DIVISION 49
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
OPERATIONS:
Net investment income ...........................................  $     11,226  $       --    $     19,912  $       --
Net realized gain on investments ................................          --            --            --            --
Capital gains distributions from mutual funds ...................          --            --            --            --
Net unrealized appreciation
 of investments during the year .................................       970,379          --         925,696          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets resulting from operations ...........       981,605          --         945,608          --
                                                                   ------------  ----------    ------------  ----------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................          --            --            --            --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................          --            --            --            --
Annuity benefit payments ........................................          --            --            --            --
Amounts transferred interdivision, and from VALIC
  general account ...............................................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets
       resulting from principal transactions ....................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
TOTAL INCREASE IN NET ASSETS ....................................     5,981,605          --       5,945,608          --
                                                                   ------------  ----------    ------------  ----------
NET ASSETS:
Beginning of year ...............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
End of year .....................................................  $  5,981,605  $       --    $  5,945,608  $       --
                                                                   ============  ==========    ============  ==========
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................          --            --            --            --
Purchase payments ...............................................          --            --            --            --
Surrenders ......................................................          --            --            --            --
Transfers - interdivision and from VALIC general account ........          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Total units outstanding, end of year ............................          --            --            --            --
                                                                   ============  ==========    ============  ==========
Units outstanding, by class:
  Standard units ................................................          --            --            --            --
  Enhanced units:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Accumulation units end of year ..................................          --            --            --            --
                                                                   ============  ==========    ============  ==========

                                                                         DECEMBER 31,                 DECEMBER 31,
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
Accumulation value per unit:
  Standard unit .................................................  $       --    $       --    $       --    $       --
  Enhanced unit:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            33
===============================================================================





     AMERICAN GENERAL
CONSERVATIVE GROWTH LIFESTYLE               AMERICAN GENERAL CORE BOND                   AMERICAN GENERAL STRATEGIC
     FUND - DIVISION 50                         FUND - DIVISION 58                         BOND FUND - DIVISION 59
---------------------------                 ---------------------------                -----------------------------
   1998              1997                       1998            1997                        1998            1997
-----------        --------                 --------------   ----------                -------------   -------------
$    27,772       $      --                 $       50,247   $       --                $      69,000   $          --
         --              --                             --           --                           --              --
         --              --                         16,291           --                       11,064              --

    800,941              --                         95,397           --                      185,469              --
-----------        --------                 --------------   ----------                -------------   -------------
    828,713              --                        161,935           --                      265,533              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,828,713              --                      5,161,936           --                    5,265,532              --


         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
$ 5,828,713        $     --                 $    5,161,936   $       --                $   5,265,532   $          --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

        DECEMBER 31                                 DECEMBER 31                                 DECEMBER 31
---------------------------                 ---------------------------                -----------------------------
   1998              1997                         1998            1997                     1998              1997
-----------        --------                 --------------   ----------                -------------   -------------
$        --        $     --                 $           --   $       --                $          --   $         --

         --              --                             --           --                           --             --
         --              --                             --           --                           --             --

===============================================================================
34                            FINANCIAL STATEMENTS
===============================================================================





STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AMERICAN GENERAL
                                                                           HIGH YIELD BOND              T. ROWE PRICE SMALL-CAP
                                                                          FUND - DIVISION 60           STOCK FUND - DIVISION 51
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
OPERATIONS:
Net investment income ..............................................  $   92,262     $         --     $       --     $         --
Net realized gain on investments ...................................          --               --             --               --
Capital gains distributions from mutual funds ......................          --               --             --               --
Net unrealized appreciation
   of investments during the year ..................................     189,911               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets resulting from operations ..............     282,173               --             --               --
                                                                      ----------     ------------     ----------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          --               --            139               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          --               --             --               --
Annuity benefit payments ...........................................          --               --             --               --
Amounts transferred interdivision, and from VALIC general account ..   5,000,000               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets
       resulting from principal transactions .......................   5,000,000               --            139               --
                                                                      ----------     ------------     ----------     ------------
TOTAL INCREASE IN NET ASSETS .......................................   5,282,173               --            139               --

NET ASSETS:
Beginning of year ..................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
End of year ........................................................  $5,282,173     $         --     $      139     $         --
                                                                      ----------     ------------     ----------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...............................          --               --             --               --
Purchase payments ..................................................          --               --            122               --
Surrenders .........................................................          --               --             --               --
Transfers -- interdivision and from VALIC general account ..........          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Total units outstanding, end of year ...............................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------
Units outstanding, by class:
  Standard units ...................................................          --               --            122               --
  Enhanced units:
     20 bp reduced .................................................          --               --             --               --
     40 bp reduced .................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Accumulation units end of year .....................................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------

                                                                              DECEMBER 31                      DECEMBER 31
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
Accumulation value per unit:
  Standard unit.....................................................  $       --     $         --     $1.141049      $         --
  Enhanced unit:
     20 bp reduced..................................................          --               --            --                --
     40 bp reduced..................................................          --               --            --                --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                              SEPARATE ACCOUNT A                             35
===============================================================================





NOTE A -- ORGANIZATION

         Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-five subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)
  AGSPC MidCap Index Fund (Division 4)
  AGSPC Small Cap Index Fund (Division 14)
  AGSPC International Equities Fund (Division 11)
  AGSPC Growth Fund (Division 15)
  AGSPC Growth & Income Fund (Division 16)
  AGSPC Science & Technology Fund (Division 17)
  AGSPC Social Awareness Fund (Division 12)
  AGSPC Asset Allocation Fund (Division 5)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)
  AGSPC Government Securities Fund (Division 8)
  AGSPC International Government Bond Fund (Division 13)
  AGSPC Money Market Fund (Divisions 2 and 6)

American General Series Portfolio Company 3 ("AGSPC 3"):
  American General International Growth Fund (Division 33)
  American General Large Cap Growth Fund (Division 39)
  American General Mid Cap Growth Fund (Division 37)
  American General Small Cap Growth Fund(Division 35)
  American General International Value Fund (Division 34)
  American General Large Cap Value Fund (Division 40)
  American General Mid Cap Value Fund (Division 38)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Balanced Fund (Division 42)
  American General High Yield Bond Fund (Division 60)
  American General Strategic Bond Fund (Division 59)
  American General Domestic Bond Fund (Division 43)
  American General Core Bond Fund (Division 58)
  American General Money Market Fund (Division 44)
  American General Growth Lifestyle Fund (Division 48)
  American General Moderate Growth
    Lifestyle Fund (Division 49)
  American General Conservative Growth
    Lifestyle Fund (Division 50)

Dreyfus Variable Investment Fund -
  Small Cap Portfolio (Division 18)

Founders Growth Fund (Division 30)

Neuberger Berman Guardian Trust (Division 29)

Putnam Global Growth Fund (Division 28)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)

Scudder Growth and Income Fund (Division 21)

Templeton Foreign Fund (Division 32)
Templeton Variable Products Series Fund:
  Templeton Asset Allocation Fund (Division 19)
  Templeton International Fund (Division 20)

American Century - Twentieth Century
  Ultra Fund (Division 31)

Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Vanguard Lifestrategy Growth Fund (Division 52)
Vanguard Lifestrategy Moderate Growth Fund (Division 53)
Vanguard Lifestrategy Conservative Growth Fund (Division 54)
T. Rowe Price Small-Cap Stock Fund (Division 51)

Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22,1998.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

         The assets of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

         USE OF ESTIMATES. The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

         INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

         INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

         INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

         ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

         ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

===============================================================================
36                       NOTES TO FINANCIAL STATEMENTS
===============================================================================




NOTE C -- TRANSACTIONS WITH AFFILIATES

         VALIC serves as investment advisor ("the Advisor"), transfer agent, and accounting services agent to AGSPC and AGSPC 3. American General Investment Management, LLP, an affiliate of the Advisor, serves as investment sub-advisor to certain AGSPC 3 mutual funds.

         The Separate Account is charged for mortality and expense risks assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over $100,000,000; for Divisions 1,2,4 through 8, 10A, 10C and 10D, 11 through 17, 33 through 44, 48 through 50, and 58 through 60, 1.00%; and for Divisions 18 through 32, and 51 through 54, 1.25%. Certain mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21 through 23, 26 through 30, 32 through 44, 48 through 50, and 58 through 60, 0.25%; for Division 31, 0.24% (effective December 8, 1997, the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); and for Division 18, 0.15% (commencing July 1, 1997). Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in separate account charges.

         Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1998 and 1997, VALIC reduced expenses of Division 10B by $82,027 and $85,996, respectively.

         A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $5,575,601 and $4,510,903 for the years ended December 31, 1998 and 1997, respectively.

         VALIC received surrender charges of $4,581,641 and $2,769,370 for the years ended December 31, 1998 and 1997, respectively. In addition, VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

         VALIC contributed to the Separate Account, $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS

         The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1998:


                                                                                                                      UNREALIZED
                                                                       MARKET                                        APPRECIATION
UNDERLYING FUND                            DIVISION         SHARES      PRICE         MARKET             COST       (DEPRECIATION)
                                           --------         ------      -----         ------             ----       --------------

AGSPC International Equities Fund .........    11          13,079,920   $11.37  $   148,718,766  $   148,478,416  $       240,350
Putnam Global Growth Fund .................    28          13,080,357    12.45      162,850,092      149,345,622       13,504,470
Templeton Foreign Fund ....................    32          26,018,073     8.39      218,291,648      267,772,677      (49,481,029)
Templeton International Fund ..............    20          37,187,918    20.69      769,418,093      672,572,557       96,845,536
AGSPC Science & Technology Fund ...........    17          52,052,496    26.07    1,357,008,368    1,058,583,311      298,425,057
AGSPC Small Cap Index Fund ................    14          14,788,462    15.26      225,671,866      216,780,123        8,891,743
Dreyfus Variable Investment Fund -
  Small Cap Portfolio .....................    18          14,871,620    53.91      801,729,449      709,332,114       92,397,335
Putnam New Opportunities Fund .............    26           7,047,598    58.43      411,790,940      341,359,629       70,431,311
Putnam OTC & Emerging Growth Fund .........    27           8,240,758    17.25      142,153,064      128,583,339       13,569,725
AGSPC Growth Fund .........................    15          53,087,130    22.85    1,213,041,349      867,944,168      345,097,181
AGSPC MidCap Index Fund ...................     4          33,517,770    25.37      850,345,675      593,845,989      256,499,686
American Century - Twentieth Century
  Ultra Fund ..............................    31          10,965,109    33.41      366,344,764      344,297,873       22,046,891
Founders Growth Fund ......................    30          20,206,988    20.41      412,424,559      377,960,267       34,464,292
AGSPC Growth & Income Fund ................    16          14,227,222    20.04      285,113,626      214,814,089       70,299,537
AGSPC Social Awareness Fund ...............    12          19,099,259    22.77      434,890,057      350,790,377       84,099,680
AGSPC Stock Index Fund ....................    10A,B,C,D  106,096,626    37.54    3,982,866,943    2,020,245,208    1,962,621,735
Neuberger Berman Guardian Trust ...........    29           3,796,199    16.16       61,347,128       68,195,002       (6,847,874)
Scudder Growth and Income Fund ............    21           9,416,745    26.31      247,754,620      259,592,520      (11,837,900)
Vanguard Windsor II Fund ..................    24          21,811,605    29.85      651,075,950      634,903,452       16,172,498
Templeton Asset Allocation Fund ...........    19          14,431,830    22.46      324,138,930      290,415,546       33,723,384
AGSPC Asset Allocation Fund ...............     5          16,111,443    14.12      227,493,681      191,458,464       36,035,217

===============================================================================
                              SEPARATE ACCOUNT A                             37
===============================================================================




                                                                                                                      UNREALIZED
                                                                   MARKET                                            APPRECIATION
UNDERLYING FUND                           DIVISION     SHARES       PRICE          MARKET              COST         (DEPRECIATION)
                                          --------     ------       -----          ------              ----         --------------

Vanguard Wellington Fund .................    25     13,852,716     29.35     $   406,576,731   $   416,038,579   $    (9,461,848)
AGSPC International Government
  Bond Fund ..............................    13     13,339,220     12.68         169,141,402       158,031,435        11,109,967
AGSPC Capital Conservation Fund .......... 1 & 7      6,849,612      9.68          66,304,225        65,365,302           938,923
AGSPC Government Securities Fund .........     8     10,966,460     10.35         113,502,848       110,444,717         3,058,131
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ...............    22      6,441,710      9.29          59,843,445        59,275,925           567,520
  Long-Term Treasury Fund ................    23     10,501,171     11.36         119,293,240       115,581,241         3,711,999
AGSPC Money Market Fund .................. 2 & 6    270,445,756      1.00         270,445,756       270,445,756                --
American General International
  Growth Fund ............................    33        365,269     10.55           3,853,567         3,652,817           200,750
American General Large Cap Growth Fund ...    39        285,293     12.44           3,549,043         2,853,503           695,540
American General Mid Cap Growth Fund .....    37        405,021     13.52           5,475,870         4,050,270         1,425,600
American General Small Cap Growth Fund ...    35        391,362     13.49           5,279,473         3,918,373         1,361,100
American General International
  Value Fund .............................    34        360,507     11.52           4,153,036         3,605,760           547,276
American General Large Cap Value Fund ....    40        290,838     12.47           3,626,750         2,910,224           716,526
American General Mid Cap Value Fund ......    38        405,233     12.27           4,972,209         4,075,640           896,569
American General Small Cap Value Fund ....    36        390,634     11.52           4,500,106         3,914,722           585,384
American General Socially
  Responsible Fund .......................    41        525,342     12.20           6,409,166         5,309,493         1,099,673
American General Balanced Fund ...........    42        505,484     11.61           5,868,671         5,063,135           805,536
American General High Yield Bond Fund ....    60        508,880     10.38           5,282,173         5,092,262           189,911
American General Strategic Bond Fund .....    59        507,766     10.37           5,265,532         5,080,063           185,469
American General Domestic Bond Fund ......    43        128,012     10.23           1,309,568         1,280,876            28,692
American General Core Bond Fund ..........    58        506,569     10.19           5,161,936         5,066,538            95,398
American General Money Market Fund .......    44      5,082,478      1.00           5,082,478         5,082,478                --
American General Growth Lifestyle Fund ...    48        501,813     11.94           5,991,538         5,021,159           970,379
American General Moderate Growth
  Lifestyle Fund .........................    49        502,116     11.85           5,950,028         5,024,332           925,696
American General Conservative Growth
  Lifestyle Fund .........................    50        502,580     11.60           5,829,911         5,028,970           800,941
T. Rowe Price Small-Cap Stock Fund .......    51              7     20.79                 139               139                --
  Total ..................................          853,696,997               $14,587,138,409   $11,178,484,452   $ 3,408,653,957


NOTE E -- FEDERAL INCOME TAXES

         VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

         For the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                               PURCHASES               SALES
                                                                             --------------        --------------

         AGSPC International Equities Fund Division 11 ...................    $ 70,340,669          $ 86,195,191
         Putnam Global Growth Fund Division 28 ...........................      84,411,341             2,105,181
         Templeton Foreign Fund Division 32 ..............................      82,320,483             9,313,676
         Templeton International Fund Division 20 ........................     176,311,032           153,728,857
         AGSPC Science & Technology Fund Division 17 .....................     262,237,519           101,549,488
         AGSPC Small Cap Index Fund Division 14 ..........................      56,957,370            35,775,340
         Dreyfus Variable Investment Fund -
               Small Cap Portfolio Division 18 ...........................      63,341,013            64,349,216
         Putnam New Opportunities Fund Division 26 .......................     196,437,438             3,727,492
         Putnam OTC & Emerging Growth Fund Division 27 ...................      43,601,585             7,874,482
         AGSPC Growth Fund Division 15 ...................................     168,030,279            22,896,950
         AGSPC MidCap Index Fund Division 4 ..............................     121,443,834            59,433,835
         American Century - Twentieth Century Ultra Fund Division 31 .....     206,441,197             3,102,142
         Founders Growth Fund Division 30 ................................     203,148,927             4,157,924
         AGSPC Growth & Income Fund Division 16 ..........................      35,712,751            22,023,607

===============================================================================
38                       NOTES TO FINANCIAL STATEMENTS
===============================================================================





                                                                                     PURCHASES                 SALES
                                                                                  --------------          --------------
         AGSPC Social Awareness Fund Division 12 ..............................   $  155,478,764          $    4,747,514
         AGSPC Stock Index Fund:
                  Division 10A ................................................       16,487,825              57,170,007
                  Division 10B ................................................        1,430,916               5,138,856
                  Division 10C ................................................      409,382,612              36,743,609
                  Division 10D ................................................        2,305,198               7,769,904
         Neuberger Berman Guardian Trust Division 29 ..........................       24,369,333               4,106,246
         Scudder Growth and Income Fund Division 21 ...........................      134,037,172               6,545,427
         Vanguard Windsor II Fund Division 24 .................................      380,154,266               5,838,118
         Templeton Asset Allocation Fund Division 19 ..........................       48,497,460              40,983,269
         AGSPC Asset Allocation Fund Division 5 ...............................       37,672,428              10,217,954
         Vanguard Wellington Fund Division 25 .................................      267,401,470               4,016,568
         AGSPC International Government Bond Fund Division 13 .................       63,147,566              81,054,776
         AGSPC Capital Conservation Fund:
                  Division 1 ..................................................          832,531               1,006,283
                  Division 7 ..................................................       16,631,338              12,372,606
         AGSPC Government Securities Fund Division 8 ..........................       54,546,370              32,043,559
         Vanguard Long-Term Corporate Fund Division 22 ........................       42,256,730               2,903,724
         Vanguard Long-Term Treasury Fund Division 23 .........................      102,868,659              11,315,873
         AGSPC Money Market Fund:
                  Division 2 ..................................................        2,987,800               3,330,427
                  Division 6 ..................................................      379,702,464             248,100,695
         American General International Growth Fund Division 33 ...............        3,652,817                      --
         American General Large Cap Growth Fund Division 39 ...................        2,853,503                      --
         American General Mid Cap Growth Fund Division 37 .....................        4,050,270                      --
         American General Small Cap Growth Fund Division 35 ...................        3,918,373                      --
         American General International Value Fund Division 34 ................        3,605,760                      --
         American General Large Cap Value Fund Division 40 ....................        2,910,224                      --
         American General Mid Cap Value Fund Division 38 ......................        4,075,640                      --
         American General Small Cap Value Fund Division 36 ....................        3,914,722                      --
         American General Socially Responsible Fund Division 41 ...............        5,309,493                      --
         American General Balanced Fund Division 42 ...........................        5,063,135                      --
         American General High Yield Bond Fund Division 60 ....................        5,092,262                      --
         American General Strategic Bond Fund Division 59 .....................        5,080,063                      --
         American General Domestic Bond Fund Division 43 ......................        1,280,876                      --
         American General Core Bond Fund Division 58 ..........................        5,066,538                      --
         American General Money Market Fund Division 44 .......................        5,082,478                      --
         American General Growth Lifestyle Fund Division 48 ...................        5,021,159                      --
         American General Moderate Growth Lifestyle Fund Division 49 ..........        5,024,332                      --
         American General Conservative Growth Lifestyle Fund Division 50 ......        5,028,970                      --
                  T. Rowe Price Small-Cap Stock Fund Division 51 ..............              139                      --
                                                                                  --------------          --------------
                  Total .......................................................   $3,986,957,094          $1,151,638,796
                                                                                  ==============          ==============

NOTE G -- YEAR 2000 (UNAUDITED)

         VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

         These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation.

         In addition, the Separate Account and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties, as well as contingency plans for any identified risks or shortcomings, to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

         Through December 31, 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred in 1998.

         As of December 31, 1998, VALIC has completed the inventory, assessment, testing, reprogramming and implementation phases of the plan with respect to its critical systems. VALIC believes its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives. However, the Year 2000 issue remains complex and the risks, uncertainties, and unforeseen circumstances associated with the Year 2000 issue could have a material adverse impact on VALIC and the Separate Account.

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                       39
================================================================================


TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, 48 through 51 inclusive, and 58 through 60, inclusive) comprising the Separate Account as of December 31, 1998. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 44 inclusive, divisions 48 through 50 inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of operations and changes in net assets for the period from August 26, 1998 (inception) to December 31, 1998, and for division 51 for which we have audited the statements of operations and changes in net assets for the period from September 22, 1998 (inception) through December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1998, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.




                                                  ERNST & YOUNG LLP



Houston, Texas
February 15, 1999

                                  [VALIC LOGO]

                                 PRINTED MATTER

                    PRINTED IN U.S.A.  VA 10855-1  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

            SUPPLEMENT DATED MAY 1, 1999 TO STATEMENT OF ADDITIONAL


                         INFORMATION DATED MAY 1, 1999


                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                              PORTFOLIO DIRECTOR 2
                            FOR SERIES 2.1 TO 2.12,
                           SERIES 2.1.20 TO 2.12.20,
                            SERIES 2.1.40 TO 2.12.40

The Statement of Additional Information ("SAI") has been amended as described below to reflect the availability of the AGSPC Asset Allocation Division Five and the AGSPC Small Cap Index Division Fourteen as investment options under Certain Contracts.

The following paragraph has been added as the first paragraph to the section of the SAI entitled "Performance Compared to Market Indices."

    The performance of AGSPC Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the AGSPC Asset Allocation Fund, will invest. The base allocation is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500(R)** Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.
---------------

** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of Standard & Poor's ("S&P"). The AGSPC Asset Allocation Fund, the AGSPC MidCap Index Fund and the AGSPC Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

The following paragraph replaces the sixth paragraph in the section of the SAI entitled "Performance Compared to Market Indices."

    The performance of the AGSPC Small Cap Index Division Fourteen and the Putnam OTC & Emerging Growth Division Twenty-seven may be compared with the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Company on the basis of their market size.
---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

The following tables showing the Hypothetical $10,000 Account Value and Cumulative Return of the AGSPC Asset Allocation Division Five and the AGSPC Small Cap Index Division Fourteen have been added to the section of the SAI entitled "Performance Information."

AGSPC Asset Allocation* Division Five Performance Compared to S&P 500 Index, Merrill Lynch Corporate and Government Master Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                           ASSET ALLOCATION                               S&P 500     BLENDED
                            DIVISION FIVE                                  INDEX      INDEX***
----------------------------------------------------------------------    -------     --------
01/01/89....................................................  $10,000     $10,000     $10,000
12/31/89....................................................   11,581      13,169      12,311
12/31/90....................................................   11,189      12,760      12,583
12/31/91....................................................   13,442      16,647      15,458
12/31/92....................................................   13,212      17,915      16,579
12/31/93....................................................   14,294      19,721      18,186
12/31/94....................................................   13,967      19,982      18,186
12/31/95....................................................   17,255      27,490      23,167
12/31/96....................................................   18,979      33,804      26,372
12/31/97....................................................   23,040      45,081      32,159
12/31/98....................................................   26,999      57,966      38,548


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                               10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                               --------   -------    -------     ------
Investment Division**
     AGSPC Asset Allocation Division Five...................    169.99%     88.88%     56.47%     17.19%
Benchmark Comparison
     S&P 500 Index..........................................    479.66%    193.93%    110.86%     28.58%
     Blended Index***.......................................    285.48%    111.96%     66.39%     19.87%


---------------

  * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.


 ** This Division was initiated on September 6, 1983.



*** The Blended Index reflects an allocation of investments in the following
    Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

AGSPC Small Cap Index Division Fourteen Performance Compared to Russell 2000 Index(R)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992


                                                                        RUSSELL
                           SMALL CAP INDEX                               2000
                          DIVISION FOURTEEN                              INDEX
---------------------------------------------------------------------   -------
05/01/92....................................................  $10,000   $10,000
12/31/92....................................................   11,128    11,416
12/31/93....................................................   12,772    13,571
12/31/94....................................................   12,223    13,324
12/31/95....................................................   15,449    17,114
12/31/96....................................................   17,854    19,937
12/31/97....................................................   21,636    24,396
12/31/98....................................................   21,005    23,775


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                                SINCE         5         3         1
                                                              INCEPTION     YEARS     YEARS     YEAR
                                                              ---------     -----     -----     ----
Investment Division*
     AGSPC Small Cap Index Division Fourteen................   110.05%      64.46%    35.96%    (2.92)%
Benchmark Comparison
     Russell 2000...........................................   137.75%      75.19%    38.92%    (2.55)%


---------------

* This Division was initiated May 1, 1992.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                              PORTFOLIO DIRECTOR 2
                            FOR SERIES 2.1 TO 2.12,
                            SERIES 2.1.20 TO 2.12.20
                          AND SERIES 2.1.40 TO 2.12.40

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 1999



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director 2 dated May 1, 1999 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or A.G. Distributors, Inc. (A.G. Distributors) at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of A.G. Distributors or from its registered sales representatives.

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                      PAGE
                                                      ----
General Information.................................    4
    Marketing Information...........................    4
    Endorsements and Published Ratings..............    8
Types of Variable Annuity Contracts.................    9
Federal Tax Matters.................................    9
    Tax Consequences of Purchase Payments...........    9
    Tax Consequences of Distributions...............   11
    Special Tax Consequences -- Early
      Distribution..................................   12
    Special Tax Consequences -- Required
      Distributions.................................   13
    Tax Free Rollovers, Transfers and Exchanges.....   14
Exchange Privilege..................................   14
    Exchanges From Portfolio Director...............   15
    Exchanges From Independence Plus Contracts......   15
    Exchanges From V-Plan Contracts.................   16
    Exchanges From SA-1 and SA-2 Contracts..........   17
    Exchanges From Impact Contracts.................   19
    Exchanges From Compounder Contracts.............   20
    Information Which May Be Applicable To Any
      Exchange......................................   21
Calculation of Surrender Charge.....................   22
    Illustration of Surrender Charge on Total
      Surrender.....................................   22
    Illustration of Surrender Charge on a 10%
      Partial Surrender Followed by a Full
      Surrender.....................................   22
Purchase Unit Value.................................   23
    Illustration of Calculation of Purchase Unit
      Value.........................................   23
    Illustration of Purchase of Purchase Units......   23



                                                      PAGE
                                                      ----
Performance Calculations............................   23
    AGSPC Money Market Division Yields..............   23
    Calculation of Current Yield for AGSPC Money
      Market Division Six...........................   23
    Illustration of Calculation of Current Yield for
      AGSPC Money Market Division Six...............   23
    Calculation of Effective Yield for AGSPC Money
      Market Division Six...........................   24
    Illustration of Calculation of Effective Yield
      for AGSPC Money Market Division Six...........   24
Standardized Yield for Bond Fund Divisions..........   24
    Calculation of Standardized Yield for Bond Fund
      Divisions.....................................   24
    Illustration of Calculation of Standardized
      Yield for Bond Fund Divisions.................   24
    Calculation of Average Annual Total Return......   25
Performance Information.............................   26
    Hypothetical $10,000 Account Value and
      Cumulative Return as Compared to Benchmark
      Tables........................................   26
    Performance Compared to Market Indices..........   26
    AGSPC Growth Division Fifteen Performance
      Compared to S&P 500 Index.....................   29
    AGSPC International Government Bond Division
      Thirteen Performance Compared to Salomon
      Brothers Non-U.S. Dollar World Government Bond
      Index.........................................   29

                                                      PAGE
                                                      ----
    AGSPC Money Market Division Six Performance
      Compared to Certificate of Deposit Primary
      Offering by New York City Banks, 30 Day
      Index.........................................   30
    AGSPC Science & Technology Division Seventeen
      Performance Compared to S&P 500 Index.........   30
    AGSPC Social Awareness Division Twelve
      Performance Compared to S&P 500 Index.........   31
    AGSPC Stock Index Division Ten Performance
      Compared to S&P 500 Index.....................   32
    American Century Ultra Division Thirty-one
      Compared to S&P 500 Index and NASDAQ Composite
      Index.........................................   32
    Founders Growth Division Thirty Compared to S&P
      500 Index.....................................   33
    Neuberger Berman Guardian Trust Division
      Twenty-nine Compared to S&P 500 Index.........   33
    Putnam Global Growth -- Class A Division Twenty-
      eight Compared to MCSI World Index and S&P 500
      Index.........................................   34
    Putnam New Opportunities -- Class A Division
      Twenty-six Compared to S&P 500 Index..........   35
    Putnam OTC & Emerging Growth -- Class A Division
      Twenty-seven Compared to Russell 2000 Index
      and S&P 500 Index.............................   35
    Scudder Growth and Income Division Twenty-one
      Compared to S&P 500 Index.....................   36



                                                      PAGE
                                                      ----
    Templeton Foreign Division Thirty-two Compared
      to EAFE Index.................................   36
    Vanguard Long-Term Corporate Division Twenty-two
      Compared to Merrill Lynch Corporate Master
      Index.........................................   37
    Vanguard Long-Term Treasury Division
      Twenty-three Compared to Lehman Brothers U.S.
      Treasury Long-Term Index......................   37
    Vanguard Wellington Division Twenty-five
      Compared to S&P 500 Index and Merrill Lynch
      Corporate Master Index........................   38
    Vanguard Windsor II Division Twenty-four
      Compared to S&P 500 Index.....................   39
Payout Payments.....................................   40
    Assumed Investment Rate.........................   40
    Amount of Payout Payments.......................   40
    Payout Unit Value...............................   40
    Illustration of Calculation of Payout Unit
      Value.........................................   41
    Illustration of Payout Payments.................   41
Distribution of Variable Annuity Contracts..........   42
Experts.............................................   42
Comments on Financial Statements....................   43

                              GENERAL INFORMATION


     The Variable Annuity Life Insurance Company (the "Company") is a stock life insurance company organized under the laws of the State of Texas and is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company also is licensed to write life insurance in all states (other than Connecticut) and the District of Columbia, and annuities in all fifty states and the District of Columbia. The Company is an indirectly wholly owned subsidiary of American General Corporation.



     On July 25, 1979, the Company established Separate Account A (the Separate Account) in accordance with the Texas Insurance Code. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "Act").



     Each Division of the Separate Account (except for AGSPC's International Government Bond Fund, which is a non-diversified Fund) invests in the shares of a diversified, open-end, management-type investment company registered under the Act, or a portfolio of a diversified, open-end, management investment company registered under the Act. The Separate Account currently is made up of 53 Divisions.


MARKETING INFORMATION

     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $3.7 billion as of December 31, 1998. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,954,190 accounts as of December 31, 1998. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 26,392 as of December 31, 1998. As of December 31, 1998, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1998 the Company's assets totaled more than $39 billion.


     The Company's growth can also be reviewed by examining each market segment the Company targets.


     As of December 31, 1998, the Company was marketing Contracts in more than 10,218 public and private, primary and secondary schools with more than 494,584 participant accounts for employees in public and private schools nationwide. From December 31, 1988 to December 31, 1998, the cash value of investments in these Contracts has increased by 269 percent while the number of public and private school groups in these Contracts increased 97 percent and the number of participant accounts in these Contracts increased by 111 percent.



     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1988 to December 31, 1998, the number of colleges and universities which allow the Company to market Contracts to its faculty and staff members has increased 166 percent and for the same period the number of participant accounts has increased 131 percent. For the same time period cash values for participants have increased 306 percent. As of December 31, 1998, more than 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.


     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."


     The Company has also had growth in the health care segment of the not-for-profit organization market. From December 31, 1988 to December 31, 1998 Contract cash values have increased 802 percent. During the same period the number of health care groups that have purchased these Contracts increased 274 percent and the number of participant accounts increased 727 percent.

     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1988 to December 31, 1998, Contract cash values for participants in these groups have increased 310 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 229 percent and the number of employer groups has increased 303 percent.



     Additionally, several states have enacted, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans
(ORPs). A state that sponsors an ORP will select the carriers which will be allowed to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 26 of the last 29 states that sponsor ORPs as an alternative to a state deferred, benefit plan and others multiple carriers, as of December 31, 1998. From December 31, 1993 to December 31, 1998, in these ORPs the number of participant accounts increased 81 percent and cash values increased 153 percent to more than $2.7 billion dollars.


     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan. Easy Retirement Planning includes:
(1) personal, face-to-face service from highly trained VALIC Retirement Plan Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; and (6) a financially strong and stable Company with which to do business.


     The Company may, from time to time, refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.



     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.


     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus.


     The Company may, from time-to-time, refer to American Century Investment Management, Inc. (ACIM) as investment adviser to the American Century Ultra Fund (underlying Division Thirty-one). The nation's fourth-largest family of direct-marketed, no-load mutual funds, American Century also represents the 15th-largest family of funds overall. American Century offers more than 70 no-load funds and manages assets for more than 2 million investors. American Century, as of December 31, 1998, had more than $70 billion in assets under management.



     The Company may, from time-to-time refer to Founders Asset Management, LLC
(FAM) as investment adviser to Founders Growth Fund (underlying Division Thirty). FAM and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. FAM offers a range of no-load mutual funds, sub-advisory services and separately managed accounts. FAM has established a growth-style investment management process which is consistent throughout all portfolios. FAM, as of December 31, 1998, had over $7.5 billion of assets under management. In 1998, FAM became part of the Mellon/Dreyfus Family of investment management companies.



     The Company may, from time to time, refer to Neuberger Berman Management Inc. (NB Management) as investment manager to the Portfolio in which Neuberger Berman Guardian Trust (underlying Division Twenty-nine) invests. In 1939, Roy Neuberger established Neuberger Berman, LLC, which was then a partnership to manage equity portfolios for individual investors. In 1950, he introduced one of the first no-load mutual funds, Guardian Mutual Fund. NB Management, an affiliate of Neuberger Berman, LLC, was later established and now manages a family of mutual funds. NB Management follows a value approach for Neuberger Berman Guardian Trust which is intended to provide solid performance in good markets and minimize losses when conditions are less favorable. As of December 31, 1998, NB Management and its affiliates managed approximately $55 billion of aggregate net assets.



     The Company may, from time to time, refer to Putnam Investment Management Inc. (PIM) as investment adviser to the Putnam New Opportunities Fund -- Class A Shares (underlying Division Twenty-six), Putnam OTC Emerging Growth
Fund -- Class A Shares (underlying Division Twenty-seven) and Putnam Global Growth Fund -- Class A Shares (underlying Division Twenty-eight). PIM is one of the nation's oldest and largest investment complexes, managing more than 90 different funds and serving more than 9 million shareholder accounts. For the past seven years, PIM and its affiliates have been rated among the top service providers in the nation, according to DALBAR Financial Services, which monitors and evaluates the quality of service provided by virtually every mutual fund family. PIM credits its strength in the financial industry to its highly diversified product line, professional portfolio management and award-winning service. Including institutional accounts, PIM and its affiliates, as of December 31, 1998, had approximately $303 billion of assets under management.



     The Company may, from time to time refer to Scudder Kemper Investments, Inc. ("Scudder Kemper") as investment adviser to the Scudder Growth and Income Fund. Scudder Kemper, is one of the largest and most experienced investment management organizations worldwide, managing assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies and private family and individual accounts. It is a member of the Zurich Group, an internationally recognized leader in financial services, which includes property/casualty and life insurance, reinsurance and asset management. Scudder Kemper, as of December 31, 1998, had more than $280 billion in assets under management.


     The Company may, from time to time, refer to Templeton Global Advisors
(TGA) Limited as investment adviser to the Templeton Foreign Fund (underlying Division Thirty-two). For more than 40 years, the Templeton organization has been a leading global investment management company with offices in the U.S., Australia, Bahamas, Canada,

Hong Kong, Luxembourg, Singapore, Russia, Scotland and Germany. Templeton is a member of the $220 billion Franklin Templeton Group with approximately 7 million individual and institutional accounts. The Franklin Templeton Group provides investment management and advisory services to a world-wide client base and maintains a disciplined, long-term approach to value-oriented global and international investing. Templeton, as of December 31, 1998, had more than $90 billion in assets under management.



     Since its founding in 1974, Vanguard has emerged as one of America's largest mutual fund organizations. Today Vanguard provides competitive investment performance, a diversity of fund alternatives and the lowest possible fund operating expenses to nearly 9 million shareholders. Vanguard, as of December 31, 1998, had more than $461 billion of assets under management.



     The Company may, from time to time, refer to the Wellington Management Company, LLP (WMC) as investment adviser to the Vanguard Wellington Fund (underlying Division Twenty-five) and the Vanguard Long-Term Corporate Fund (underlying Division Twenty-two). WMC is a professional investment counseling firm which globally provides investment services to investment companies, institutions and individuals.



     The Company may, from time to time, refer to Vanguard Fixed Income Group
(VFIG) as investment adviser to the Vanguard Long-Term U.S. Treasury Fund (underlying Division Twenty-three). VFIG provides investment advisory services to more than 39 Vanguard money market and bond portfolios.



     The Company may, from time to time, refer to Barrow, Hanley, Mewhinney & Strauss, Inc., Equinox Capital Management, Inc., Tukman Capital Management, Inc. and Vanguard Core Management Group. Each is an investment adviser to Vanguard Windsor II Fund (underlying Division Twenty-four). Barrow, Hanley, Mewhinney & Strauss, Inc. is a Texas corporation which manages a portion of the equity allocation of the Vanguard Windsor II. Equinox Capital Management, Inc., a Delaware corporation, Tukman Capital Management, Inc., a Maryland corporation, and Vanguard Core Management Group manage the investment and reinvestment of a portion of the equity allocation of Vanguard Windsor II Fund.



     The Company may, from time to time, refer to Bankers Trust Company as subadviser to American General Series Portfolio Company ("AGSPC") Stock Index Fund (underlying Division 10); and T. Rowe Price Associates, Inc. as subadviser to AGSPC Growth Fund (underlying Division 15) and AGSPC Science & Technology Fund (underlying Division 17).



     Bankers Trust Company, subadviser to Division 10, is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.



     On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.



     As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


     The Company may, from time to time, refer in advertisements or sales materials to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. The Company may also refer to other versions of Portfolio Director 2 in advertisements or sales material. The Company may refer to certain innovative aspects of its products such as having a variety of publicly available mutual funds as Variable Account Options. Additionally the Company may refer from time to time in advertisements or sales materials to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its groups, Contract Owners and Participants.

     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.

     The Company may from time to time compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director 2 to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.

ENDORSEMENTS AND
PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.


     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC.


     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. Morningstar has not, however, ranked the Neuberger&Berman Guardian Trust. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.


     The Company may, from time to time, refer to the VARDS Report. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.


     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY
CONTRACTS


     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.



     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.


     Under deferred annuity contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director 2, during life and at death.

     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in Section 403(a), 403(b), or 408(b) of the Code does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. If investment in publicly available mutual funds were to cause the tax deferral provisions described below for these specific types of contracts not to apply, you would be currently taxed on transfers, redemptions, purchase payments and dividend and capital gains distributions.

     In addition, it is also the opinion of VALIC and its tax counsel that, for each other type of Qualified Contract, an independent exemption provides tax deferral regardless of ownership of the Mutual Fund shares.


     For Non-Qualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts will be offered only to non-natural persons pursuant to the meaning of
Section 72 of the Code. In that case, investment earnings on contributions to Non-Qualified Contracts generally will be taxed currently to the owner, and the contracts will not be treated as annuities for federal income tax purposes.


TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

     Your voluntary salary reduction contributions are generally limited to $10,000 ($9,500 before 1998), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contribu-tions are generally limited to the smallest of $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).


     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally fully deductible only by individuals who:


 (i) are not active participants in another retirement plan, and are not married;

 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan, or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.


(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $31,000 or less ($30,000 for 1998, $25,000 or less prior to 1998; adjusted upward for inflation after 1998); or



(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $51,000 or less ($50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after 1998).


     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

 (i) are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit. In addition, a non-governmental tax-exempt employer may establish an eligible deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 1999 you may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additional, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.


     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.



     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.



     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions may not exceed $10,000 per year. This limit is indexed and may be increased in future years. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.


     SIMPLE IRA. Employer and employees contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.


     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) IRA, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. A later date may apply to distributions from a Roth IRA which contains one or more rollover contributions from a traditional IRA, to determine if the distribution is qualified distribution. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.


     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or otherwise made available to the recipient.



     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1998, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.



     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.


SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a), 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 20% penalty, rather than a 10% penalty.


Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:


(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and

(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and


(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.


     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:



(1) to a Beneficiary on or after the Contract Owner's death;



(2) upon the Contract Owner's disability;



(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;



(4) made under an immediate annuity contract, or



(5) allocable to Purchase Payments made before August 14, 1982.


SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans, are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.


     A participant generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.


     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.


     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.



     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant at the time of death.


TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to a 408(b) individual retirement account or annuity, or to another such plan.


     408(b) IRAs. Funds may be transferred tax-free to a 408(b) IRA Contract in a tax-free rollover, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.


     408A "Roth" IRAs. Funds may be transferred tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.


     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.


     SEPs. Funds may be rolled over tax free from one SEP only to another SEP or a 408(b) IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.


     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.


EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to ex-change from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director 2. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director 2 provided below.

     In the prospectus we also describe exchanges between Portfolio Director and Portfolio Director 2, as well as among series of Portfolio Director 2, and the restrictions imposed on those exchanges. Specifically once you have exchanged between Portfolio Director and Portfolio 2 or among series of Portfolio Director 2 you must wait 120 days before making another exchange between Portfolio Director and Portfolio Director 2.


EXCHANGES FROM PORTFOLIO DIRECTOR


  Sales/Surrender Charges.

     Portfolio Director and Portfolio Director 2 have the same provisions for imposing surrender charges upon total or partial surrenders. Both Portfolio Director and Portfolio Director 2 have the same provisions where surrender charges are not imposed. For purposes of satisfying the fifteen-year and five-year holding requirements described in "Surrender Charge" in the prospectus, Portfolio Director 2 will be deemed to have been issued on the same date as Portfolio Director. Purchase Payments exchanged into Portfolio Director 2 will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Portfolio Director for purposes of calculating the surrender charge under Portfolio Director 2.

  Other Charges

     Portfolio Director and Portfolio Director 2 have the same provisions for imposing the quarterly account maintenance fee.

     Both Portfolio Director and Portfolio Director 2 impose an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Option selected, if any, on the daily net asset value of VALIC Separate Account A. This charge is to cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality and expense risks and administration expenses. Under Portfolio Director 2 the Company will reimburse to certain Divisions any fees it receives from a Mutual Fund for providing the Mutual Fund administrative and shareholder services.

  Investment Options

     Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in different investment portfolios of AGSPC and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, the Dreyfus Corporation or Templeton Investment Counsel Inc. for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, 6 of which invest in a different portfolio of AGSPC and 12 divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company or other investment managers for advisory fees ranging from 0.01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

  Annuity Options

     Both Portfolio Director and Portfolio Director 2 provide the same annuity options.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director 2 imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director 2 and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director 2 provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director 2 will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director 2 and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company for Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus). To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of AGSPC portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed either by the Company, or other investment advisers for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years on a fixed basis only. Portfolio Director 2 permits annuity payments for a designated period between of 5 and 30 years on a fixed basis only. Independence Plus Contracts and Portfolio Director 2 both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase

Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director 2 also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director 2 may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director 2 provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director 2 provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director 2 will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Directors 2 and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director 2, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director 2 does not provide for commutation. V-Plan Contracts and Portfolio Directors 2 both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS (GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director 2 the surrender charge under Portfolio Director 2 will not apply to the amount of Account Value applied to Portfolio Director 2 ("Exchanged Amount"). Purchase Payments made to Portfolio Director 2, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director 2 will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director 2, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director 2), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of AGSPC. This portfolio is managed by the Company for advisory fees at an annual rate of .28% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed by either the Company or other investment managers, for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. Additionally, two fixed investment options are available under Portfolio Director 2.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director 2. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director 2 does not provide this option. SA-1 and Portfolio Director 2, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director 2 also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director 2 also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director 2 will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director 2 which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director 2 for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director 2 on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director 2.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company on Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of AGSPC. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to
 .50% of each respective portfolio's average daily net assets. Under Portfolio Director 2, eighteen divisions of VALIC Separate Account A are available, six of which invest in a different investment portfolio of AGSPC and twelve divisions of which invest in other publicly available mutual fund portfolios. These mutual fund portfolios are managed by either the Company, or other invest-ment managers, for advisory fees at annual rates ranging from .01% to 1.00% of each portfolio's or mutual fund's average daily net assets. In addition, two fixed investment options are available under Portfolio Director 2.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years on a fixed basis only. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. Impact Contracts and the Portfolio Director 2 both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director 2 the surrender charge under Portfolio Director 2 will not apply to the amount of Account Value applied to Portfolio Director 2. Purchase Payments made to Portfolio Director 2, however, would be subject to the surrender charge under Portfolio Director 2. In the case of a partial surrender, all Purchase Payments to Portfolio Director 2 will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director 2, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director 2, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director 2. The fee may also be reduced or waived by the Company for Portfolio Director 2 if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director 2, an additional daily charge with an annualized rate of 1.00% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director
2), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director 2. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director 2 allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director 2 provides for a designated period of 5 and 30 years on a fixed basis only. Portfolio Director 2 does not provide for commutation. Unlike Portfolio Direc-tor 2, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director 2 are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director 2 or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director 2 are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a federal tax law requirement, non-spouse beneficiaries under Portfolio Director 2 generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/93..........................  Purchase Payment                                     $10,000
2/1/94..........................  Purchase Payment                                       5,000
2/1/95..........................  Purchase Payment                                      15,000
2/1/96..........................  Purchase Payment                                       2,000
2/1/97..........................  Purchase Payment                                       3,000
2/1/98..........................  Purchase Payment                                       4,000
7/1/98..........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000



    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 2/1/93.........   $    0
      2.   Surrender Charge against Purchase Payment of 2/1/94.........   $  250
      3.   Surrender Charge against Purchase Payment of 2/1/95.........   $  750
      4.   Surrender Charge against Purchase Payment of 2/1/96.........   $  100
      5.   Surrender Charge against Purchase Payment of 2/1/97.........   $  150
      6.   Surrender Charge against Purchase Payment of 2/1/98.........   $  200
           Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 +
           5 + 6)......................................................   $1,450

 b.   Surrender Charge calculated on the excess over 10% of the Account
      Value at the time of surrender:
      Account Value at time of surrender                $ 50,000
      Less 10% not subject to Surrender Charge            -5,000
                                                            -----------
      Subject to Surrender Charge                             45,000
                                                               X    .05
                                                            -----------
      Surrender Charge based on Account
      Value           $   2,250 .......................................   $2,250

 c.   Surrender Charge is the lesser of a or b.........................   $1,450


 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)


              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/93..........................  Purchase Payment                                     $10,000
2/1/94..........................  Purchase Payment                                       5,000
2/1/95..........................  Purchase Payment                                      15,000
2/1/96..........................  Purchase Payment                                       2,000
2/1/97..........................  Purchase Payment                                       3,000
2/1/98..........................  Purchase Payment                                       4,000
7/1/98..........................  10% Partial Surrender (Assumes                         3,900
                                  Account Value is $39,000)
8/1/98..........................  Full Surrender                                        35,100


     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of
      period................................  $  1.800000
    2. Value of Fund share, beginning of
      period................................  $ 21.200000
    3. Change in value of Fund share........  $   .500000
    4. Gross investment return (3)/(2)......      .023585
    5. Daily separate account fee*..........      .000027
         *Mortality and expense risk fee and
          administration and distribution
          fee of 1% per annum used for
          illustrative purposes.
    6. Net investment return (4)-(5)........      .023558
    7. Net investment factor 1.000000+(6)...     1.023558
    8. Purchase Unit value, end of period
      (1)X(7)...............................  $  1.842404

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $  1.800000
    3. Number of Purchase Units purchased (1)/(2)...............       55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $  1.842404
    5. Value of Purchase Units in account for valuation date
       following purchase (3)X(4)...............................  $    102.36

                           PERFORMANCE CALCULATIONS*

                       AGSPC MONEY MARKET DIVISION YIELDS
        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                           7-Day Current Yield: 3.64%

ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

     Example 5.


     The current yield quotation above is based on the seven days ended December 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.


---------------

* For different series of Portfolio Director 2 which may have lower charges in the Purchase Period the amount of the current yield, the effective yield or the standardized yield, for the respective Division will be higher.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX

                          7-Day Effective Yield: 3.71%

 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                      SIX

     Example 6.


     The effective yield quotation above is based on the seven days ended December 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

                   STANDARDIZED YIELD FOR BOND FUND DIVISIONS

           CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS


                                                              DIV. 13     DIV. 22     DIV. 23
                                                              --------    --------    --------
Standardized Yield..........................................   3.28%       4.96%       4.18%


   ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR BOND FUND DIVISIONS

     Example 7.


     The standardized yield quotation based on a 30-day period ended December 31, 1998, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                         YIELD = 2 [( a - b + 1)6 - 1]
                                         cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN


     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1998, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual compounded rates of over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                 P (1+T)n = ERV

     Where:

                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV   = redeemable value at the end of the 1, 3, 5 or 10 year
                         periods of a hypothetical $1,000 Purchase Payment made at
                         the beginning of the 1, 3, 5, or 10 year periods (or
                         fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 3, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.


     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return for each Division as compared to the benchmarks shown. For different series of Portfolio Director 2 which may have lower charges during the purchase period those amounts shown in the following tables will be higher.


     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" and "Variable Account Options" in the prospectus.)

     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from the Underlying Fund. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES


     The performance of AGSPC Growth Division Fifteen, AGSPC Science & Technology Division Seventeen, AGSPC Social Awareness Division Twelve, AGSPC Stock Index Division Ten, Founders Growth Division Thirty, Neuberger Berman Guardian Trust Division Twenty-nine, Putnam New Opportunities Division Twenty-six, Scudder Growth and Income Division Twenty-one, and Vanguard Windsor II Division Twenty-four may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500(R) Index"). The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Index represents approximately 73% of the aggregate United States equity markets capitalization.


     The performance of the AGSPC International Government Bond Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The

---------------

* "Standard & Poor's(R)", "S&P(R)" and "S&P 500(R)" are trademarks of Standard and Poor's ("S&P"). The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in this Fund.

second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.

     The performance of AGSPC Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.


     The performance of the American Century Ultra Division Thirty-one may be compared to both the S&P 500(R) Index and the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Price Index. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 70% of the aggregate market capitalization of the United States equity market. The NASDAQ Composite Price Index was developed by the National Association of Securities Dealers (NASD) on May 17, 1971 with figures available from February 5, 1971, at which time the index value was 100. Through NASDAQ, the NASD provides daily, weekly, and monthly sets of stock price indicators for Over-the-Counter (OTC) securities in different industry categories. As of the end of 1996, over 5,800 issues were contained in the NASDAQ Composite Price Index.


     The Putnam Global Growth Division Twenty-eight may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). Total returns (with income reinvested) for the MSCI World Index is published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes. The Division currently compares its performance with the index using the second method. The MSCI World Index is an unmanaged capitalization weighed index consisting of more than 1,500 issues from 22 countries as well as certain South African gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

     The performance of the Putnam OTC & Emerging Growth Division Twenty-seven may be compared to the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Trust Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Trust Company on the basis of their market size.

     The Templeton Foreign Division Thirty-two may be compared to the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of more than 1,000 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares it performance with the index using the second method.


     The Vanguard Long-Term Corporate Division Twenty-two may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of these corporate bond holdings are approximately 12 years.


---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. RussellTM is a trademark of the Frank Russell Trust Company.

     The performance of the Vanguard Long-Term Treasury Division Twenty-three may be compared to the Lehman Brothers U.S. Treasury Long-Term Index. This index measures a Fund's sensitivity to interest rate changes. This index was initiated in 1976 and is composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of ten years or greater.



     The performance of the Vanguard Wellington Division Twenty-five may be compared to a Blended Index, a measure of the investment performance of a balanced portfolio of stocks and bonds, comprised of the S&P 500 Index (65%) and the Merrill Lynch Corporate Master Index (35%). The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 Index represents approximately 70% of the aggregate market capitalization of the United States equity markets. The Merrill Lynch Corporate Master Index consists of an index of approximately 3,600 corporate bond holdings of which assets are rated BBB- to AAA. The average years to maturity of the corporate bond holdings are approximately 12 years.

     The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.


AGSPC Growth Division Fifteen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                               GROWTH                                          S&P 500
                          DIVISION FIFTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   10,018            10,407
12/31/95...................................................   14,667            14,318
12/31/96...................................................   17,333            17,606
12/31/97...................................................   20,765            23,480
12/31/98...................................................   24,286            30,191


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                              SINCE
                                                            INCEPTION     3 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Growth Division Fifteen........................    142.86%       65.59%       16.96%
Benchmark Comparison
     S&P 500 Index........................................    201.91%      110.86%       28.58%


---------------


* This Division was initiated on April 29, 1994.


AGSPC International Government Bond Division Thirteen Performance Compared to Salomon Brothers Non-U.S. Dollar World Government Bond Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991


                                                                                SALOMON BROS.
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                GOVERNMENT
                          DIVISION THIRTEEN                                      BOND INDEX
---------------------------------------------------------------------          ---------------
10/01/91...................................................  $10,000               $10,000
12/31/91...................................................   10,905                11,042
12/31/92...................................................   11,128                11,540
12/31/93...................................................   12,583                13,246
12/31/94...................................................   13,014                13,999
12/31/95...................................................   15,308                16,692
12/31/96...................................................   15,822                17,331
12/31/97...................................................   14,906                16,568
12/31/98...................................................   17,280                19,497

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                    SINCE
                                                  INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                  ---------     -------      -------       ------
Investment Division*
     AGSPC International Government Bond
       Division Thirteen........................    72.80%        37.32%       12.88%       15.92%
Benchmark Comparison
     Salomon Bros. Non-U.S. Dollar World
       Government Bond Index....................    94.97%        47.19%       16.80%       17.68%


---------------

* This Division was initiated on October 1, 1991.

AGSPC Money Market Division Six Performance Compared to Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index (Primary CD Index)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                   MONEY MARKET                             PRIMARY
                   DIVISION SIX                             CD INDEX
--------------------------------------------------          --------
01/01/89................................  $10,000           $10,000
12/31/89................................   10,792            10,867
12/31/90................................   11,530            11,736
12/31/91................................   12,048            12,377
12/31/92................................   12,316            12,767
12/31/93................................   12,521            13,098
12/31/94................................   12,867            13,565
12/31/95................................   13,447            14,235
12/31/96................................   13,982            14,881
12/31/97................................   14,559            15,592
12/31/98................................   15,160            16,325


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                      10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                      --------     -------      -------       ------
Investment Division*
     AGSPC Money Market Division Six................    51.60%       21.07%       12.73%        4.12%
Benchmark Comparison
     Primary CD Index...............................    63.25%       24.64%       14.68%        4.70%


---------------


* This Division was initiated on January 16, 1986.


AGSPC Science & Technology Division Seventeen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994


                     AGSPC SCIENCE & TECHNOLOGY                                S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   12,477            10,407
12/31/95...................................................   19,972            14,318
12/31/96...................................................   22,505            17,606
12/31/97...................................................   22,857            23,480
12/31/98...................................................   32,162            30,191

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                              SINCE
                                                            INCEPTION     3 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Science & Technology Division
       Seventeen..........................................    221.62%       61.04%       40.71%
Benchmark Comparison
     S&P 500 Index........................................    201.91%      110.86%       28.58%


---------------


* This Division was initiated on April 29, 1994.


AGSPC Social Awareness Division Twelve Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989


                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
10/02/89...................................................  $10,000           $10,000
12/31/89...................................................   10,100            10,214
12/31/90...................................................    9,877             9,897
12/31/91...................................................   12,506            12,912
12/31/92...................................................   12,795            13,896
12/31/93...................................................   13,670            15,297
12/31/94...................................................   13,339            15,499
12/31/95...................................................   18,351            21,323
12/31/96...................................................   22,527            26,220
12/31/97...................................................   29,853            34,967
12/31/98...................................................   37,623            44,961


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                     SINCE
                                                   INCEPTION    5 YEARS     3 YEARS      1 YEAR
                                                   ---------    -------     -------      ------
Investment Division*
     AGSPC Social Awareness Division Twelve......    276.23%     175.23%     105.02%      26.03%
Benchmark Comparison
     S&P 500 Index...............................    349.61%     193.93%     110.86%      28.58%


---------------

* This Division was initiated on October 2, 1989.

AGSPC Stock Index Division Ten Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                              STOCK INDEX                                              S&P 500
                              DIVISION TEN                                              INDEX
------------------------------------------------------------------------            -------------
01/01/89.................................................  $      10,000            $      10,000
12/31/89.................................................         12,788                   13,169
12/31/90.................................................         12,171                   12,760
12/31/91.................................................         15,543                   16,647
12/31/92.................................................         16,411                   17,915
12/31/93.................................................         17,853                   19,721
12/31/94.................................................         17,799                   19,982
12/31/95.................................................         24,197                   27,490
12/31/96.................................................         29,406                   33,804
12/31/97.................................................         38,748                   45,081
12/31/98.................................................         49,264                   57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     --------     --------     --------
Investment Division*
     AGSPC Stock Index Division Ten.............  392.64%      175.95%      103.59%       27.14%
Benchmark Comparison
     S&P 500 Index..............................  479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on April 20, 1987.



American Century Ultra* Division Thirty-One Performance Compared to S&P 500 Index and NASDAQ Composite Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                                          NASDAQ
                         ULTRA                                       S&P 500             COMPOSITE
                  DIVISION THIRTY-ONE                                 INDEX               INDEX*
--------------------------------------------------------          -------------          ---------
01/01/89.................................  $      10,000          $      10,000           $10,000
12/31/89.................................         13,550                 13,169            11,926
12/31/90.................................         14,663                 12,760             9,802
12/31/91.................................         27,052                 16,647            15,374
12/31/92.................................         27,107                 17,915            17,750
12/31/93.................................         32,674                 19,721            20,368
12/31/94.................................         31,162                 19,982            19,717
12/31/95.................................         42,454                 27,490            27,587
12/31/96.................................         47,731                 33,804            33,852
12/31/97.................................         58,109                 45,081            41,175
12/31/98.................................         77,368                 57,966            57,494


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division**
     American Century Ultra Division
       Thirty-One.............................   673.68%      136.79%       82.24%       33.14%
Benchmark Comparison
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%
     NASDAQ Composite Index***................   474.94%      182.27%      108.40%       39.63%

---------------


  * The American Century Ultra Fund was formerly known as the American Century -- Twentieth Century Fund.



 ** This Division was initiated on July 1, 1996.



*** Does not include dividends reinvested.


Founders Growth Division Thirty Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1988


                          FOUNDERS GROWTH                                      S&P 500
                          DIVISION THIRTY                                       INDEX
-------------------------------------------------------------------            --------
01/01/89.................................................  $10,000             $10,000
12/31/89.................................................   14,034              13,169
12/31/90.................................................   12,424              12,760
12/31/91.................................................   18,131              16,647
12/31/92.................................................   18,714              17,915
12/31/93.................................................   23,263              19,721
12/31/94.................................................   22,264              19,982
12/31/95.................................................   32,098              27,490
12/31/96.................................................   37,025              33,804
12/31/97.................................................   46,376              45,081
12/31/98.................................................   57,395              57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division*
     Founders Growth Division Thirty..........   473.95%      146.72%       78.81%       23.76%
Benchmark Comparison
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on July 1, 1996.



Neuberger Berman Guardian Trust* Division Twenty-Nine Performance Compared to S&P 500 Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 3, 1993



                          GUARDIAN TRUST                                       S&P 500
                       DIVISION TWENTY-NINE                                     INDEX
-------------------------------------------------------------------            --------
08/03/93.................................................  $10,000             $10,000
12/31/93.................................................   10,692              10,514
12/31/94.................................................   10,748              10,653
12/31/95.................................................   14,047              14,656
12/31/96.................................................   16,370              18,022
12/31/97.................................................   19,097              24,034
12/31/98.................................................   19,353              30,903

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                            SINCE INCEPTION     5 YEARS     3 YEARS     1 YEAR
                                            ---------------     -------     -------     ------
Investment Division**
     Neuberger Berman Guardian Trust
       Division Twenty-Nine...............       93.53%          81.00%      37.77%      1.34%
Benchmark Comparison
     S&P 500 Index........................      209.03%         193.93%     110.86%     28.58%


---------------


 * The Neuberger Berman Guardian Trust ("Trust") was formerly known as the Neuberger&Berman Guardian Trust. The Trust started operating on August 3, 1993. Neuberger Berman Management Incorporated, the manager for the Trust, voluntarily bears certain expenses of the Trust. This arrangement can be terminated on sixty days' notice. Please see the prospectus for further details.



** This Division was initiated on July 1, 1996.



Putnam Global Growth -- Class A Shares Division Twenty-Eight Performance Compared to MSCI World Index and S&P 500 Index.


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                MSCI
          GLOBAL GROWTH -- CLASS A SHARES                      WORLD            S&P 500
               DIVISION TWENTY-EIGHT                           INDEX             INDEX
----------------------------------------------------          --------          --------
01/01/89..................................  $10,000           $10,000           $10,000
12/31/89..................................   12,333            11,661            13,169
12/31/90..................................   11,088             9,676            12,760
12/31/91..................................   12,952            11,446            16,647
12/31/92..................................   12,855            10,847            17,915
12/31/93..................................   16,783            13,288            19,721
12/31/94..................................   16,476            13,963            19,982
12/31/95..................................   18,731            16,856            27,490
12/31/96..................................   21,609            19,128            33,804
12/31/97..................................   24,246            22,143            45,081
12/31/98..................................   30,909            27,533            57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                      10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                      --------     -------      -------       ------
Investment Division*
     Putnam Global Growth -- Class A Shares
       Division Twenty-Eight........................    209.09%       84.17%       65.01%       27.48%
Benchmark Comparison
     MSCI World Index...............................    175.33%      107.19%       63.34%       24.34%
     S&P 500 Index..................................    479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on July 1, 1996.

Putnam New Opportunities -- Class A Shares Division Twenty-Six Performance Compared to S&P 500 Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990


                NEW OPPORTUNITIES -- CLASS A SHARES                           S&P 500
                        DIVISION TWENTY-SIX                                    INDEX
--------------------------------------------------------------------          -------
08/31/90.................................................    $10,000          $10,000
12/31/90.................................................     11,041           10,366
12/31/91.................................................     18,317           13,524
12/31/92.................................................     22,780           14,555
12/31/93.................................................     29,932           16,022
12/31/94.................................................     30,620           16,233
12/31/95.................................................     44,354           22,333
12/31/96.................................................     48,656           27,463
12/31/97.................................................     59,023           36,625
12/31/98.................................................     72,667           47,092


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                        SINCE
                                                      INCEPTION*     5 YEARS     3 YEARS     1 YEAR
                                                      ----------     -------     -------     ------
Investment Division*
     Putnam New Opportunities -- Class A Shares
       Division Twenty-Six..........................    626.67%      142.78%      63.83%     23.12%
Benchmark Comparison
     S&P 500 Index..................................    479.66%      193.93%     110.86%     28.58%


---------------


* This Division was initiated on July 1, 1996.



Putnam OTC & Emerging Growth -- Class A Shares Division Twenty-Seven Performance Compared to Russell 2000 Index and S&P 500 Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



      OTC & EMERGING GROWTH -- CLASS A SHARES                RUSSELL          S&P 500
               DIVISION TWENTY-SEVEN                          2000             INDEX
---------------------------------------------------          -------          -------
01/01/89..................................  $10,000          $10,000          $10,000
12/31/89..................................   12,770           11,626           13,169
12/31/90..................................   11,401            9,356           12,760
12/31/91..................................   15,899           13,672           16,647
12/31/92..................................   17,739           16,189           17,915
12/31/93..................................   23,196           19,246           19,721
12/31/94..................................   23,483           18,895           19,982
12/31/95..................................   36,262           24,271           27,490
12/31/96..................................   37,540           28,274           33,804
12/31/97..................................   40,949           34,597           45,081
12/31/98..................................   44,993           33,716           57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                       10 YEARS     5 YEARS     3 YEARS     1 YEAR
                                                       --------     -------     -------     ------
Investment Division*
     Putnam OTC & Emerging Growth -- Class A Shares
       Division Twenty-Seven.........................   349.93%      93.97%      24.08%      9.87%
Benchmark Comparison
     Russell 2000 Index..............................   237.16%      75.19%      38.92%     (2.55)%
     S&P 500 Index...................................   479.66%     193.93%     110.86%     28.58%


---------------


* This Division was initiated on July 1, 1996.

Scudder Growth and Income Division Twenty-One Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                      SCUDDER GROWTH AND INCOME                                S&P 500
                         DIVISION TWENTY-ONE                                    INDEX
---------------------------------------------------------------------          --------
01/01/89...................................................  $10,000           $10,000
12/31/89...................................................   12,480            13,169
12/31/90...................................................   12,040            12,760
12/31/91...................................................   15,241            16,647
12/31/92...................................................   16,491            17,915
12/31/93...................................................   18,828            19,721
12/31/94...................................................   19,079            19,982
12/31/95...................................................   24,719            27,490
12/31/96...................................................   29,818            33,804
12/31/97...................................................   38,404            45,081
12/31/98...................................................   40,322            57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division*
     Scudder Growth and Income
       Division Twenty-One....................   303.22%      114.16%       63.12%        4.99%
Benchmark Comparison
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%


---------------


* This Division was initiated on July 1, 1996.


Templeton Foreign Division Thirty-Two Performance Compared to EAFE Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                FOREIGN                                                 EAFE
                          DIVISION THIRTY-TWO                                           INDEX
------------------------------------------------------------------------            -------------
01/01/89.................................................  $      10,000            $      10,000
12/31/89.................................................         12,924                   11,054
12/31/90.................................................         12,413                    8,462
12/31/91.................................................         14,537                    9,488
12/31/92.................................................         14,407                    8,333
12/31/93.................................................         19,517                   11,046
12/31/94.................................................         19,393                   11,906
12/31/95.................................................         21,346                   13,240
12/31/96.................................................         24,920                   14,041
12/31/97.................................................         26,307                   14,290
12/31/98.................................................         24,777                   17,148


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                   10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                   --------     -------      -------       ------
Investment Division*
     Templeton Foreign Division Thirty-Two.......   147.77%       26.95%       16.07%        (5.82)%
Benchmark Comparison
     EAFE Index..................................    71.48%       55.23%       29.52%        20.00%


---------------


* The Division was initiated on July 1, 1996.

Vanguard Long-Term Corporate* Division Twenty-Two Performance Compared to Merrill Lynch Corporate Master Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                          MERRILL LYNCH
                       LONG-TERM CORPORATE                               CORPORATE MASTER
                       DIVISION TWENTY-TWO                                    INDEX
-----------------------------------------------------------------        ----------------
01/01/89...............................................  $10,000             $10,000
12/31/89...............................................   11,376              11,411
12/31/90...............................................   11,933              12,253
12/31/91...............................................   14,251              14,487
12/31/92...............................................   15,451              15,808
12/31/93...............................................   17,472              17,773
12/31/94...............................................   16,344              17,176
12/31/95...............................................   20,404              20,882
12/31/96...............................................   20,256              21,590
12/31/97...............................................   22,752              23,832
12/31/98...............................................   24,582              25,910


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                   10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                   --------     -------      -------       ------
Investment Division*
     Vanguard Long-Term Corporate Fund Division
       Twenty-Two................................   145.82%       40.69%       20.48%        8.04%
Benchmark Comparison
     Merrill Lynch Corporate Master Index........   159.10%       45.78%       24.08%        8.72%


---------------


 * The Vanguard Long-Term Corporate Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term Corporate Portfolio.



** This Division was initiated on July 1, 1996.



Vanguard Long-Term Treasury Division Twenty-Three Performance Compared to Lehman Brothers U.S. Treasury Long-Term Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                                                                           LEHMAN BROS.
                                                                          U.S. TREASURY
                       LONG-TERM TREASURY                                   LONG-TERM
                      DIVISION TWENTY-THREE                                   INDEX
-----------------------------------------------------------------         -------------
01/01/89...............................................  $10,000             $10,000
12/31/89...............................................   11,649              11,892
12/31/90...............................................   12,170              12,643
12/31/91...............................................   14,116              14,982
12/31/92...............................................   14,974              16,176
12/31/93...............................................   17,272              18,967
12/31/94...............................................   15,859              17,517
12/31/95...............................................   20,380              22,892
12/31/96...............................................   19,753              22,693
12/31/97...............................................   22,211              26,114
12/31/98...............................................   24,835              29,642

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     -------      -------       ------
Investment Division*
     Vanguard Long-Term Treasury Fund Division
       Twenty-Three.............................   148.35%       43.79%       21.86%       11.82%
Benchmark Comparison
     Lehman Brothers U.S. Treasury Long-Term
       Index....................................   196.42%       56.29%       29.48%       13.51%


---------------


 * The Vanguard Long-Term Treasury Fund was formerly known as the Vanguard Fixed Income Securities Fund -- Long-Term U.S. Treasury Portfolio.



** This Division was initiated on July 1, 1996.



Vanguard Wellington* Division Twenty-Five Performance Compared to S&P 500 Index and Merrill Lynch Corporate Master Index


                       HYPOTHETICAL $10,000 ACCOUNT VALUE

       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                         VANGUARD WELLINGTON                                   BLENDED
                        DIVISION TWENTY-FIVE                                    INDEX
---------------------------------------------------------------------          --------
01/01/89...................................................  $10,000           $10,000
12/31/89...................................................   12,011            12,546
12/31/90...................................................   11,530            12,629
12/31/91...................................................   14,082            15,952
12/31/92...................................................   15,009            17,260
12/31/93...................................................   16,828            19,148
12/31/94...................................................   16,540            19,094
12/31/95...................................................   21,716            25,170
12/31/96...................................................   24,906            29,162
12/31/97...................................................   30,299            36,475
12/31/98...................................................   33,526            44,465


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                 10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                 --------     -------      -------       ------
Investment Division**
     Vanguard Wellington Division
       Twenty-Five.............................   235.26%       99.22%       54.38%       10.65%
Benchmark Comparison
     Blended Index***..........................   344.65%      132.22%       76.66%       21.90%


---------------


  * The Vanguard Wellington Fund was formerly known as the Vanguard/Wellington Fund.



 ** This Division was initiated on July 1, 1996.



*** The Blended Index reflects an allocation of investments in the following indexes: 65% of investments included in the S&P 500 Index and 35% of investments included in the Merrill Lynch Corporate Master Index.

    Vanguard Windsor II* Division Twenty-Four Performance Compared to S&P 500 Index


                         HYPOTHETICAL $10,000 ACCOUNT VALUE

          ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989



                         VANGUARD WINDSOR II                                   S&P 500
                        DIVISION TWENTY-FOUR                                    INDEX
---------------------------------------------------------------------          --------
01/01/89...................................................  $10,000           $10,000
12/31/89...................................................   12,625            13,169
12/31/90...................................................   11,225            12,760
12/31/91...................................................   14,268            16,647
12/31/92...................................................   15,781            17,915
12/31/93...................................................   17,707            19,721
12/31/94...................................................   17,285            19,982
12/31/95...................................................   23,703            27,490
12/31/96...................................................   29,051            33,804
12/31/97...................................................   37,970            45,081
12/31/98...................................................   43,627            57,966


                   CUMULATIVE RETURN COMPARED TO MARKET INDEX

                        (PERIOD ENDED DECEMBER 31, 1998)



                                                10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                --------     -------      -------       ------
Investment Division**
     Vanguard Windsor II Division
       Twenty-Four............................   336.27%      146.38%       84.06%       14.90%
Benchmark Comparison
     S&P 500 Index............................   479.66%      193.93%      110.86%       28.58%


---------------


 * The Vanguard Windsor II Fund was formerly known as the Vanguard/Windsor II Fund.



** This Division was initiated on July 1, 1996.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.


     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).


     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calcula-tion of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
    Value...................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.


     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is A.G. Distributors, an affiliate of VALIC. A.G. Distributors' address is 2929 Allen Parkway, Houston, Texas 77019. A.G. Distributors is a Delaware corporation organized in 1994 and is a member of the NASD.



     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.



     Pursuant to its underwriting agreement with A.G. Distributors and VALIC Separate Account A, the Company reimburses A.G. Distributors for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company (VAMCO) was the principal underwriter for VALIC Separate account A. Sales commissions paid for the years 1996, 1997 and 1998 were $11,530,000, $46,521,000 and $63,212,594, respectively. VAMCO retained $0 in commissions for the years 1996, 1997 and 1998.


                                    EXPERTS


     The consolidated financial statements of the Company at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the financial statements of the Company's Separate Account A at December 31, 1998 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


     Divisions Six, Ten, Twelve, Thirteen, Fifteen, Seventeen, Twenty-one, Twenty-two, Twenty-three, Twenty-four, Twenty-five, Twenty-six, Twenty-seven, Twenty-eight, Twenty-nine, Thirty, Thirty-one and Thirty-two are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1998.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Report of Independent Auditors



To the Board of Directors
The Variable Annuity Life Insurance Company





         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                                                  /s/ ERNST & YOUNG LLP



Houston, Texas
February 16, 1999

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheet

At December 31
In Thousands

                                                                                                  1998            1997
                                                                                               -----------     -----------
ASSETS               Investments - Notes 2, 7, 8, 9:
                        Fixed maturity securities
                           (amortized cost: $21,733,209 in 1998 and $20,651,381 in 1997)       $22,878,049     $21,641,084
                        Equity securities (cost: $176,799 in 1998 and $5,581 in 1997)              194,629           5,456
                        Mortgage loans on real estate                                            1,212,527       1,259,029
                        Real estate, net of accumulated depreciation
                           of $69 in 1998 and 1997                                                  20,679          28,569
                        Policy loans                                                               788,547         719,127
                        Other long-term invested assets                                             59,543          45,474
                        Short-term investments                                                     164,484          60,904
                                                                                               -----------     -----------
                           Total investments                                                    25,318,458      23,759,643
                                                                                               -----------     -----------
                     Investment income receivable                                                  369,777         347,358
                     Cash                                                                          104,718          32,181
                     Receivable for securities sold                                                 22,157          32,825
                     Deferred policy acquisition costs - Note 3                                    665,127         392,346
                     Cost of insurance purchased - Note 4                                           22,113            --
                     Due from reinsurer, net                                                        13,343          14,545
                     Other assets                                                                  119,310          52,104
                     Assets held in Separate Accounts                                           14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total assets                                                        $41,347,468     $35,195,222
                                                                                               -----------     -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                    $23,218,626     $21,994,804
                     Payable for securities purchased                                               40,757          19,027
                     Remittances not allocated                                                      95,797          79,392
                     Commissions, general expenses and taxes (other than income taxes)              37,613          39,546
                     Other liabilities                                                             193,933          61,756
                     Income tax liabilities - Note 5                                               541,676         377,072
                     Liabilities related to Separate Accounts                                   14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total liabilities                                                    38,840,867      33,135,817
                                                                                               -----------     -----------
                     Common stock (voting) par value $1 per share, 5,000 shares authorized
STOCKHOLDER'S           and 3,575 issued and outstanding in 1998 and 1997 - Note 6                   3,575           3,575
EQUITY               Additional paid-in capital                                                    833,372         710,624
                     Retained earnings                                                           1,142,194       1,038,731
                     Accumulated other comprehensive income - Note 2                               527,460         306,475
                                                                                               -----------     -----------
                           Total stockholder's equity                                            2,506,601       2,059,405
                                                                                               ===========     ===========
                           Total liabilities and stockholder's equity                          $41,347,468     $35,195,222
                                                                                               ===========     ===========


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Income

For the Years Ended December 31,
In Thousands

                                                                                         1998            1997              1996
                                                                                     -----------      -----------      -----------
REVENUES             Surrender charges                                               $    14,512      $    12,405      $    12,348
                     Mortality charges                                                   135,304           94,162           59,955
                     Expense charges                                                       6,784            6,102            5,654
                     Net investment income - Note 2                                    1,810,624        1,729,541        1,654,496
                     Net reinsurance income                                                1,236            1,303            1,528
                     Realized investment gains (losses) - Note 2                         (28,271)          20,235           21,551
                     Other income                                                         18,593           15,320           10,920
                                                                                     -----------      -----------      -----------
                        Total revenues                                                 1,958,782        1,879,068        1,766,452
                                                                                     -----------      -----------      -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts        1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                           Total costs                                                 1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                     Expenses:
                        Commissions                                                      123,983          110,960           97,630
                        Salaries                                                          70,904           58,873           54,016
                        Data processing                                                   28,616           14,876           12,088
                        Postage and telephone                                             15,473           12,253           11,308
                        Sales promotion                                                   10,250           10,161           10,394
                        Depreciation expense on furniture and equipment                   10,292            8,964            8,920
                        Rent                                                               9,315            7,931            7,524
                        Taxes, licenses and fees                                           8,302            6,874            6,208
                        Printing and supplies                                              6,393            4,496            5,290
                        Guaranty association assessments - Note 10                            37               30            2,678
                        Other expenses                                                    60,682           35,172           27,223
                        Amortization of deferred policy acquisition costs - Note 3        55,074           42,101           31,201
                        Amortization of cost of insurance purchased - Note 4               1,802             --               --
                        Policy acquisition costs deferred - Note 3                      (159,778)        (137,655)        (116,818)
                                                                                     -----------      -----------      -----------
                           Total expenses                                                241,345          175,036          157,662
                                                                                     -----------      -----------      -----------
EARNINGS                   Total costs and expenses                                    1,537,465        1,461,046        1,401,655
                                                                                     -----------      -----------      -----------
                     Income before income tax expense                                    421,317          418,022          364,797
                     Income tax expense - Note 5                                         136,854          144,238          124,370
                                                                                     -----------      -----------      -----------
                        Net income                                                   $   284,463      $   273,784      $   240,427
                                                                                     -----------      -----------      -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Changes in Stockholder's Equity

For the Years Ended December 31,
In Thousands

                                                                                     1998              1997             1996
                                                                                  -----------      -----------      -----------
COMMON STOCK             Balance at beginning and end of year                     $     3,575      $     3,575      $     3,575
                                                                                  -----------      -----------      -----------
ADDITIONAL               Balance at beginning of year                                 710,624          459,281          384,126
PAID-IN-CAPITAL            Capital contribution from stockholder                      122,748          251,343           75,155
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                       833,372          710,624          459,281
                                                                                  -----------      -----------      -----------
RETAINED                 Balance at beginning of year                               1,038,731        1,143,947        1,014,520
EARNINGS                   Net income                                                 284,463          273,784          240,427
                           Dividends paid to stockholder                             (181,000)        (379,000)        (111,000)
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                     1,142,194        1,038,731        1,143,947
                                                                                  -----------      -----------      -----------
ACCUMULATED OTHER        Balance at beginning of year                                 306,475          166,852          396,620
COMPREHENSIVE              Change in net unrealized gains (losses) on securities      220,985          139,623         (229,768)
                                                                                  -----------      -----------      -----------
INCOME                   Balance at end of year                                       527,460          306,475          166,852
                                                                                  -----------      -----------      -----------
STOCKHOLDER'S
 EQUITY                  Balance at end of year                                   $ 2,506,601      $ 2,059,405      $ 1,773,655
                                                                                  -----------      -----------      -----------

--------------------------------------------------------------------------------
Consolidated Statement of Comprehensive Income



                                                                                            1998           1997          1996
                                                                                          ---------      ---------     ---------
COMPREHENSIVE            Net income                                                       $ 284,463      $ 273,784     $ 240,427
INCOME                   Other comprehensive income
                            Gross change in unrealized gains (losses) on securities
                            (pretax: $311,706; $235,040; ($331,938))                        202,609        152,776      (215,760)
                            Less: gains (losses) realized in net income - Note 2            (18,376)        13,153        14,008
                                                                                          ---------      ---------     ---------
                               Change in net unrealized gains (losses) on
                                  securities (pretax: $339,977; $214,805; ($353,489))       220,985        139,623      (229,768)
                                                                                          ---------      ---------     ---------
                                          Comprehensive income                            $ 505,448      $ 413,407     $  10,659
                                                                                          ---------      ---------     ---------

                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Cash Flows

For the Years Ended December 31,
In Thousands

                                                                                   1998              1997              1996
                                                                               ------------      ------------      ------------
OPERATING             Net income                                               $    284,463      $    273,784      $    240,427
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                        1,296,120         1,286,010         1,243,993
                         Deferred policy acquisition costs                         (104,704)          (95,554)          (85,617)
                         Other, net                                                 (37,021)          (51,241)          (50,233)
                                                                               ------------      ------------      ------------
                            Net cash provided by operating activities             1,438,858         1,412,999         1,348,570
                                                                               ------------      ------------      ------------
INVESTING             Investment purchases                                      (15,180,407)      (18,403,013)      (14,883,271)
ACTIVITIES            Investment calls, maturities and sales                     14,731,932        17,500,312        13,897,479
                      Net increase in short-term investments                       (103,580)           (7,904)          (13,722)
                                                                               ------------      ------------      ------------
                            Net cash used for investing activities                 (552,055)         (910,605)         (999,514)
                                                                               ------------      ------------      ------------
FINANCING             Policyholder account deposits                               3,755,481         3,385,303         2,896,090
ACTIVITIES            Policyholder account withdrawals                           (1,777,580)       (1,427,005)       (1,276,008)
                      Transfers to Separate Accounts                             (2,728,063)       (2,325,214)       (1,936,727)
                      Capital contribution from stockholder                         116,896           251,343            75,155
                      Dividends paid                                               (181,000)         (379,000)         (111,000)
                                                                               ------------      ------------      ------------
                            Net cash used for financing activities                 (814,266)         (494,573)         (352,490)
                                                                               ------------      ------------      ------------
NET CHANGE            Net increase (decrease) in cash                                72,537             7,821            (3,434)
IN CASH               Cash at beginning of year                                      32,181            24,360            27,794
                                                                               ------------      ------------      ------------
                            Cash at end of year                                $    104,718      $     32,181      $     24,360
                                                                               ------------      ------------      ------------

           See notes to consolidated financial statements.


--------------------------------------------------------------------------------
                                                                               5

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements

December 31, 1998
All dollar amounts in thousands, except per share data
--------------------------------------------------------------------------------

                                        1
                        SIGNIFICANT ACCOUNTING POLICIES

1.1  INTRODUCTION


     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2  PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  ACCOUNTING CHANGES

     COMPREHENSIVE INCOME. During 1998, VALIC adopted Statement of Financial Accounting Standards (SFAS) 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. VALIC elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact VALIC's consolidated results of operations or financial position.

     DERIVATIVES. In June 1998, the Financial Accounting Standards Board issued SFAS 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for years beginning after June 15, 1999. Adoption of SFAS 133 is not expected to have a material impact on VALIC's consolidated results of operations or financial position.

1.4  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     During 1998, VALIC maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income. VALIC held no trading securities at December 31, 1998, and trading securities did not have a material effect on net investment income.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5  DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.


--------------------------------------------------------------------------------
6

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.5  DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     Swaptions. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6  DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7  SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8  POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9  RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.


--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.10 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.11 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                            1998           1997           1996
                         ----------     ----------     ----------
Net income               $  169,855     $  237,719     $  213,686
                         ----------     ----------     ----------
Stockholder's equity     $1,236,522     $1,189,278     $1,077,366
                         ----------     ----------     ----------

1.12 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction. This transaction increased assets and insurance and annuity liabilities by $688,221.


                                       2

                                  INVESTMENTS

2.1  INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1998           1997           1996
                              ----------     ----------     ----------
Non-affiliated fixed
  maturity securities         $1,664,325     $1,562,802     $1,471,879
Affiliated fixed
  maturity securities              2,761          2,588          2,851
Equity securities                    245            483            782
Mortgage loans on
  real estate                    112,781        123,591        140,492
Other                             62,680         53,543         51,040
                              ----------     ----------     ----------
  Gross investment income      1,842,792      1,743,007      1,667,044
  Investment expense              32,168         13,466         12,548
                              ----------     ----------     ----------
    Net investment income     $1,810,624     $1,729,541     $1,654,496
                              ----------     ----------     ----------

     The carrying value of investments that produced no investment income during 1998 totaled $313 or 0.001% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1998.

2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1998          1997          1996
                                  --------      --------      --------
Fixed maturity securities
  Gross gains                     $ 14,472      $ 35,087      $ 38,222
  Gross losses                     (49,745)      (29,012)      (36,805)
                                  --------      --------      --------
    Total fixed maturity
        securities                 (35,273)        6,075         1,417
                                  --------      --------      --------
Equity securities
  Gross gains                          158            31        15,867
  Gross losses                         (30)          (10)          (72)
                                  --------      --------      --------
    Total equity securities            128            21        15,795
                                  --------      --------      --------
Mortgage loans on real estate        8,811        21,647         4,635
Real estate                          6,673         3,802           389
Other long-term investments           (601)          (28)           (9)
DPAC amortization and
  investment expense                (8,009)      (11,282)         (676)
                                  --------      --------      --------
  Realized investment gains
    (losses) before taxes          (28,271)       20,235        21,551
Income tax expense (benefit)        (9,895)        7,082         7,543
                                  --------      --------      --------
  Net realized investment
    gains (losses)                $(18,376)     $ 13,153      $ 14,008
                                  --------      --------      --------

2.3  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                 1998             1997           1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 5,469,258     $ 5,174,707     $ 5,299,390
Other                           9,711,149      13,228,306       9,583,881
                              -----------     -----------     -----------
  Total                       $15,180,407     $18,403,013     $14,883,271
                              -----------     -----------     -----------

     Sources of cash from investment dispositions and repayments were as follows:

                                 1998            1997            1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 4,444,092     $ 4,223,740     $ 4,235,560
Mortgage loans on
  real estate                     240,954         298,670         280,389
Equity securities                   8,319           3,296          67,713
Real estate                        17,086          22,525           1,627
Other                          10,021,481      12,952,081       9,312,190
                              -----------     -----------     -----------
  Total                       $14,731,932     $17,500,312     $13,897,479
                              -----------     -----------     -----------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.4  FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                                        Amortized Cost               Gross Unrealized Gains
                                                -----------------------------     -----------------------------
                                                    1998             1997            1998             1997
                                                ------------     ------------     ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                     $    299,377     $    175,771     $     38,019     $     25,101
Obligations of states and
  political subdivisions                              55,694           32,264            3,320            1,193
Debt securities issued by
  foreign governments                                232,406          248,838           16,911           14,018
Corporate securities                              16,153,147       15,207,118          933,904          755,877
Mortgage-backed securities                         4,947,963        4,959,198          227,160          214,418
Affiliated fixed maturity securities                  25,159           28,192             --                 67
Redeemable preferred stock                            19,463             --               --               --
                                                ------------     ------------     ------------     ------------
Total fixed maturity securities                 $ 21,733,209     $ 20,651,381     $  1,219,314     $  1,010,674
                                                ------------     ------------     ------------     ------------
Equity securities                               $    176,799     $      5,581     $     17,932     $        114
                                                ------------     ------------     ------------     ------------

                                                     Gross Unrealized Losses                   Fair Value
                                                     1998               1997              1998            1997
                                                 ------------       ------------      ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                      $       (136)      $         (3)     $    337,260     $    200,869
Obligations of states and
  political subdivisions                                 --                 --              59,014           33,457
Debt securities issued by
  foreign governments                                    (210)            (1,988)          249,107          260,868
Corporate securities                                  (73,396)           (16,179)       17,013,655       15,946,816
Mortgage-backed securities                               (732)            (2,801)        5,174,391        5,170,815
Affiliated fixed maturity securities                     --                 --              25,159           28,259
Redeemable preferred stock                               --                 --              19,463             --
                                                 ------------       ------------      ------------     ------------
Total fixed maturity securities                  $    (74,474)      $    (20,971)     $ 22,878,049     $ 21,641,084
                                                 ------------       ------------      ------------     ------------
Equity securities                                $       (102)      $       (239)     $    194,629     $      5,456
                                                 ------------       ------------      ------------     ------------


2.4  FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1998 were as follows:

                                            Amortized         Fair
                                              Cost            Value
                                           -----------     -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                     $   387,495     $   391,791
   In years two through five                 4,571,241       4,793,727
   In years six through ten                  7,580,048       8,010,517
   After ten years                           4,246,462       4,507,623
Mortgage-backed securities                   4,947,963       5,174,391
                                           -----------     -----------
       Total fixed maturity securities     $21,733,209     $22,878,049
                                           -----------     -----------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.5  NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 were as follows:

                                            1998             1997
                                         -----------      -----------
Gross unrealized gains                   $ 1,237,246      $ 1,010,788
Gross unrealized losses                      (74,576)         (21,210)
DPAC adjustments                            (339,163)        (511,037)
Deferred federal income taxes               (296,047)        (172,066)
                                         -----------      -----------
  Net unrealized gains on securities     $   527,460      $   306,475
                                         -----------      -----------

2.6  MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                1998             1997
                             -----------      -----------
Geographic distribution:
  Atlantic                   $   644,594      $   614,627
  Pacific and Mountain           327,969          355,006
  Central                        252,289          310,535
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------
Property type:
  Office                     $   467,219      $   467,326
  Retail                         359,368          396,934
  Industrial                     249,459          246,241
  Apartments                      93,476          145,272
  Residential and other           55,330           24,395
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------


--------------------------------------------------------------------------------
                                                                               9

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.6  MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. The allowance for mortgage loan losses was as follows:

                               1998          1997          1996
                             --------      --------      --------
Balance at January 1         $ 21,139      $ 44,577      $ 54,213
Recovery of mortgage
    loan losses                (6,541)      (18,178)       (2,967)
Deductions                     (2,273)       (5,260)       (6,669)
                             --------      --------      --------
  Balance at December 31     $ 12,325      $ 21,139      $ 44,577
                             --------      --------      --------

     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                   1998       1997
                                 -------     -------
Impaired loans:
 With allowance*                 $13,470     $28,317
                                 -------     -------
    Total impaired loans         $13,470     $28,317
                                 -------     -------
Average investment               $20,893     $37,449
Interest income earned              --         2,887
Interest income - cash basis        --          --
                                 -------     -------

* Represents gross amounts before allowance for mortgage loan losses of $1,803 and $9,317, respectively.


                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                     1998           1997           1996
                                   ---------      ---------      ---------
Balance at January 1               $ 392,346      $ 557,748      $ 182,546
Deferrals:
  Commissions                         83,359         76,327         62,760
  Other acquisition costs             76,419         61,328         54,058
Amortization:
  Accretion of interest               72,536         65,388         59,810
  Operating earnings                (127,610)      (107,489)       (91,011)
Offset to realized gains              (3,797)       (11,282)          (676)
Effect of net unrealized
  (gains) losses on securities       171,874       (249,674)       290,261
                                   ---------      ---------      ---------
Balance at December 31             $ 665,127      $ 392,346      $ 557,748
                                   ---------      ---------      ---------


                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                  1998           1997          1996
                                --------      ----------     ---------
Balance at January 1            $   --        $     --       $    --
Additions from acquisitions       23,915            --            --
Accretion of interest                733            --            --
Amortization                      (2,535)           --            --
                                --------      ----------     ---------
Balance at December 31          $ 22,113      $     --       $    --
                                --------      ----------     ---------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3,099, $2,644, $2,266, $1,920, and $1,763.


                                        5
                                  INCOME TAXES

5.1  TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2  TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                1998           1997
                                              ---------      ---------
Current tax liabilities (assets)              $ (14,560)     $   2,027
                                              ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments             438,190        368,591
  DPAC                                          229,803        134,541
  Other                                          31,996         18,576
                                              ---------      ---------
     Total deferred tax liabilities             699,989        521,708
                                              ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                              (134,409)      (138,555)
  Basis differential of investments              (1,920)        (1,545)
  Other                                          (7,424)        (6,563)
                                              ---------      ---------
     Total deferred tax assets                 (143,753)      (146,663)
                                              ---------      ---------
       Net deferred tax liabilities             556,236        375,045
                                              ---------      ---------
             Total income tax liabilities     $ 541,676      $ 377,072
                                              ---------      ---------


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

5.3  TAX EXPENSE

Components of income tax expense were as follows:

                                1998          1997           1996
                              ---------     ---------      ---------
Current:
  Federal                     $  77,492     $ 114,138      $  99,560
  State                           2,154         3,099          2,842
                              ---------     ---------      ---------
    Total current income
       tax expense               79,646       117,237        102,402
                              ---------     ---------      ---------
Deferred, applicable to:
  DPAC                           35,105        29,113         29,308
  Policy reserves                 4,148       (14,920)       (18,581)
  Basis differential of
     investments                 12,484         3,569          2,754
  Other, net                      5,471         9,239          8,487
                              ---------     ---------      ---------
    Total deferred income
       tax expense               57,208        27,001         21,968
                              ---------     ---------      ---------
       Income tax expense     $ 136,854     $ 144,238      $ 124,370
                              ---------     ---------      ---------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                  1998            1997           1996
                               ---------       ---------       ---------
Federal income tax rate               35%             35%             35%
Income tax expense at
  applicable rate              $ 147,461       $ 146,308       $ 127,679
Dividends received
  deduction                       (7,851)         (5,212)         (4,935)
Tax-exempt interest (ESOP)        (2,730)         (3,326)         (3,865)
State income taxes                 3,811           3,695           3,311
Other items                       (3,837)          2,773           2,180
                               ---------       ---------       ---------
  Income tax expense           $ 136,854       $ 144,238       $ 124,370
                               ---------       ---------       ---------

     Federal income taxes paid in 1998, 1997, and 1996 were $92,613, $106,338, and $114,478, respectively. State income taxes paid in 1998, 1997, and 1996 were $2,841, $2,978, and $3,060, respectively.


                                        6
                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1999 is $176,753.


                                       7
                        DERIVATIVE FINANCIAL INSTRUMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                       1998             1997
                                    -----------      -----------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                $   332,000      $   107,000
     Average receive rate                  5.97%            6.92%
     Average pay rate                      5.37             6.25
                                    -----------      -----------
Currency swap agreements
  (receive U.S.$/pay Canadian$)
     Notional amount (in U.S.$)     $   108,180      $   123,326
     Average exchange rate                 1.50             1.49
                                    -----------      -----------


     During 1998, VALIC purchased call swaptions and put swaptions that expire by 2000. The call swaptions had a notional amount of $950,000 and strike rates ranging from 3.5% to 4.5% at December 31, 1998. The put swaptions had a notional amount of $690,000 strike rates ranging from 8.0% to 8.5% at December 31, 1998. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire, and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

     CREDIT AND MARKET RISK. Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.


--------------------------------------------------------------------------------
                                                                              11

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------


                                        8
                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                     1998                             1997
                                           ------------------------------   ------------------------------
                                           Fair Value     Carrying Amount   Fair Value     Carrying Amount
                                           -----------    ---------------   -----------    ---------------
Assets
  Fixed maturity and equity securities     $23,072,678*     $ 23,072,678*   $21,646,540*     $21,646,540*
  Mortgage loans on real estate              1,251,515        1,212,527       1,288,702        1,259,029
  Policy loans                                 801,322          788,547         721,089          719,127
Liabilities
  Insurance investment contracts           $23,314,345      $23,218,626     $21,536,809      $21,994,804
                                           -----------      -----------     -----------      -----------

------------
* Includes derivative financial instruments with a fair value of $19,342 in 1998 and $2,967 in 1997.


     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1998 were as follows:

     Operating expenses include $46,556 in 1998, $22,061 in 1997, and $17,533 in 1996, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $152 in 1998, $501 in 1997, and $455 in 1996.

     On November 4, 1982, VALIC invested $11,853 in 13 1U2% Restricted Subordinated Note due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1998, 1997, and 1996. VALIC recognized $1,212 in interest income during 1998, $1,292 for 1997, and $1,372 for 1996.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1998, 1997, and 1996. VALIC recognized $1,048, $1,296, and $1,479 of interest income on the note during 1998, 1997, and 1996, respectively.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $181,000, $50.63 per share; $379,000, $106.01 per share; and $111,000, $31.05 per share, in 1998, 1997, and 1996, respectively.

     VALIC received capital contributions of $55,200, $67,000, $250,000, and $75,000 from AGL on June 30, 1998, December 31, 1998, March 31, 1997, and
December 30, 1996, respectively.


--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

9.   TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22,154 and $25,892 on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $129,715.

                                       10
                         COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $37, $30, and $2,678, for the years ended December 31, 1998, 1997, and 1996, respectively. The accrued liability for anticipated assessments was $4,782, $7,402, and $13,661, at December 31, 1998, 1997, and 1996, respectively. The 1998 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.


                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

11.1 PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                      1998         1997          1996
                                     -------      -------       -------
Service cost (benefits earned)
  during period                      $ 1,342      $ 1,091       $   917
Interest cost on projected
  benefit obligation                   1,346        1,145           843
Expected return  on  plan assets      (1,102)        (801)         (575)
Amortization of unrecognized
  net asset existing at date of
  initial application                   --           --             (23)
Amortization of unrecognized
  prior service cost                      66           54            44
Actuarial gain                           (33)        --            --
                                     -------      -------       -------
  Total pension expense              $ 1,619      $ 1,489       $ 1,206
                                     -------      -------       -------
Weighted-average discount rate
  on benefit obligation                 7.00%        7.25%         7.50%
Rate of increase in
  compensation levels                   4.25         4.00          4.00
Expected long-term rate of
  return on plan assets                10.25        10.00         10.00
                                     -------      -------       -------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1998 and 1997 for VALIC's defined benefit pension plan:

                                                1998          1997
                                              --------      --------
Projected benefit obligation                  $ 21,125      $ 17,394
Plan assets at fair value                       14,921        11,759
                                              --------      --------
Projected benefit obligation in excess of
  plan assets                                   (6,204)       (5,635)
Unrecognized net gain                              738         2,162
Unrecognized prior service cost                    487            26
                                              --------      --------
    Net pension liability                     $ (4,979)     $ (3,447)
                                              --------      --------

     Equity and fixed maturity securities were 66% and 32%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS - (CONTINUED)

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2,388 and $1,784 at year-end 1998 and 1997, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1998, 1997, and 1996 was $275, $295, and $282, respectively.

                                       12
                        IMPACT OF YEAR 2000 (UNAUDITED)

     INTERNAL SYSTEMS. VALIC has numerous technology systems that are managed on a decentralized basis. Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready, (4) test systems to prove that they will function into the next century as they do currently, and (5) return the system to operations. As of December 31, 1998, these activities have been completed for substantially all of VALIC's critical systems, making them Year 2000 ready. Vendor upgrades for a small number of systems are expected in the first half of 1999; therefore, activities (3) through (5) are ongoing for these systems. VALIC will continue to test its systems throughout 1999 to maintain Year 2000 readiness.

     THIRD PARTY RELATIONSHIPS. VALIC has relationships with various third parties who also must be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) VALIC and include organizations with which VALIC exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that VALIC exercises less, or no, control over their Year 2000 readiness. VALIC has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. A more detailed evaluation will be completed during first quarter 1999 as part of VALIC's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, VALIC's testing activities will extend throughout 1999.

     CONTINGENCY PLANS. VALIC has commenced contingency planning to reduce the risk of Year 2000 related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk, (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. VALIC is currently developing contingency plans and expects to substantially complete all contingency-planning activities by April 30, 1999.

     RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, VALIC believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on VALIC's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and VALIC is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to nonperformance by significant third party vendors, VALIC's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, or other unforeseen circumstances in completing VALIC's plans, the Year 2000 issues could have a material adverse impact on VALIC's operations following the turn of the century.

     COSTS. Through December 31, 1998, VALIC has incurred and expensed $27 million (pretax) related to Year 2000 readiness, including $20 million incurred during 1998. VALIC currently anticipates that it will incur future costs of approximately $2 million (pretax) to maintain Year 2000 readiness, complete Year 2000 work on noncritical systems and third party relationships, and complete contingency planning activities. In addition, VALIC accelerated the planned replacement of certain systems as part of the Year 2000 plans.


--------------------------------------------------------------------------------
14

================================================================================
                                CHAIRMAN'S LETTER                              1
================================================================================



TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1998, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Portfolio Director Plus, Independence Plus, Group Unit Purchase and Impact) appears on pages two and three.

1998 was a volatile year for investors around the world. Problems that began in Asia in late 1997 circled the globe throughout 1998. Central banks, fearing the worst lowered interest rates in the fourth quarter of 1998. The result was an unexpected and dramatic rise in stock and bond prices worldwide.

The year was marked by extreme flight to quality. Investors general preference was for larger cap growth in stocks over small cap value stocks, and U.S. Treasury Securities.

The Standard & Poor's 500 Index, dominated by large cap, high-growth technology and global consumer product companies, had a total return of 28.58%. The top 15 stocks alone accounted for half of the performance. It was a difficult year for active equity fund managers, as almost 90% of the active managers lagged the S&P 500 Index returns. Also, the S&P 500 Index returns for the year outperformed over 71% of all U.S.-traded common stocks. The medium to small-cap companies lagged, with the large companies S&P MidCap 400 Index returning 6.27% and the S&P SmallCap 600 Index, producing a negative 1.31%.

There was a greater variability in returns between growth and value components of the equity indices. In the large capitalization arena, S&P 500/BARRA Growth Index returned an outstanding 42.16%, while the S&P 500/BARRA Value Index returned 14.67%. In the mid-cap sector, the S&P 400/BARRA Growth Index returned 34.86% compared to the S&P 400/BARRA Value Index return of 4.67%. However, the small cap equity returns experienced wide variability, with the S&P SmallCap 600/BARRA Growth Index returning 2.29%, and the S&P SmallCap 600/BARRA Value returning a negative 5.06%.

Globally, the pattern of investment results was very similar to the U.S. equity returns. The MSCI world Index returned 22%. The top quintile of growth stocks outperformed the bottom quintile of value stocks by over two times with returns of 48% and 17%, respectively.

The yield on the 30 year Treasury bond opened the year at 5.92% and declined to 5.10% by the end of 1998, as the Federal Reserve lowered the federal fund rate three times between September 29 and November 17, leaving the target rate at 4.75%.

For the year, the bond market return, reflected in the Lehman Aggregate Bond Index, was 8.69% with the long U.S. Treasury Index showing the highest return of 13.52%, followed by the Long Corporate AA/Better Index 10.52%, and the High Yield Index with 1.60%. Throughout the developed world international bond prices appreciated as yields declined.

While international markets outside of North America and Europe remain unsettled, the U.S. economy is experiencing unprecedented prosperity and growth. Furthermore, with worldwide inflation rates low, and the Federal Reserve weary of weakness in Asia and emerging markets, it appears that we can expect a continuation of the current stable rate environment.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                  Respectfully,


                                  /s/ THOMAS L. WEST, JR.


                                  Thomas L. West, Jr., Chairman
                                  The Variable Annuity Life Insurance Company



February 18, 1999




This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                               CHAIRMAN'S LETTER
================================================================================




                                                                                GROUP                                    PORTFOLIO
                                                                                 UNIT                    INDEPENDENCE    DIRECTOR
                                                                               PURCHASE      IMPACT         PLUS             1
                                                                               DIVISION      DIVISION      DIVISION      DIVISION
                                                                             ------------  ------------  ------------  ------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --            --            11           11
   Putnam Global Growth Fund .............................................             --            --            --           --
   Templeton Foreign Fund ................................................             --            --            --           --
   Templeton International Fund ..........................................             --            --            --           20

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             --            --            --           17
   AGSPC Small Cap Index Fund ............................................             --            --            14           14
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................                           --            --           18
   Putnam New Opportunities Fund .........................................             --            --            --           --
   Putnam OTC & Emerging Growth Fund .....................................             --            --            --           --

GROWTH
   AGSPC Growth Fund .....................................................             --            --            --           15
   AGSPC MidCap Index Fund ...............................................             --             4             4            4
   American Century - Twentieth Century Ultra Fund .......................             --            --            --           --
   Founders Growth Fund ..................................................             --            --            --           --

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --            --            --           16
   AGSPC Social Awareness Fund ...........................................             --            --            12           12
   AGSPC Stock Index Fund ................................................         10A,10B           10D           10C          10C
   Neuberger Berman Guardian Trust .......................................             --            --            --           --
   Scudder Growth and Income Fund ........................................             --            --            --           --
   Vanguard Windsor II Fund ..............................................             --            --            --           --

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --            --            --           19

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --             5             5            5
   Vanguard Wellington Fund ..............................................             --            --            --           --

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             --            --            13           13

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --             1             7            7
   AGSPC Government Securities Fund ......................................             --            --             8            8
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             --            --            --           --
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             --            --            --           --

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................             --             2             6            6

                                                                                                               YEAR TO DATE
                                                                                                                TOTAL RETURNS
                                                                             PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                              DIRECTOR       DIRECTOR            DECEMBER 31,
                                                                                 2             PLUS        ----------------------
                                                                              DIVISION       DIVISION         1998       1997
                                                                             ------------   ------------   ----------  ----------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --             11        17.57%       1.18%
   Putnam Global Growth Fund .............................................             28             28        27.48       12.20
   Templeton Foreign Fund ................................................             32             32        (5.82)       5.57
   Templeton International Fund ..........................................             --             20         7.95       12.54

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             17             17        40.71        1.57
   AGSPC Small Cap Index Fund ............................................             --             14        (2.92)      21.18
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................             --             18        (4.51)      15.37
   Putnam New Opportunities Fund .........................................             26             26        23.12       21.31
   Putnam OTC & Emerging Growth Fund .....................................             27             27         9.87        9.08

GROWTH
   AGSPC Growth Fund .....................................................             15             15        16.96       19.80
   AGSPC MidCap Index Fund ...............................................             --              4        17.80       30.45
   American Century - Twentieth Century Ultra Fund .......................             31             31        33.14       21.74
   Founders Growth Fund ..................................................             30             30        23.76       25.25

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --             16        13.41       22.60
   AGSPC Social Awareness Fund ...........................................             12             12        26.03       32.52
   AGSPC Stock Index Fund ................................................             10C            10C       27.14       31.77
   Neuberger Berman Guardian Trust .......................................             29             29         1.34       16.66
   Scudder Growth and Income Fund ........................................             21             21         4.99       28.80
   Vanguard Windsor II Fund ..............................................             24             24        14.90       30.70

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --             19         5.07       14.07

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --              5        17.19       21.40
   Vanguard Wellington Fund ..............................................             25             25        10.65       21.65

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             13             13        15.92       (5.79)

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --              7         6.30        7.49
   AGSPC Government Securities Fund ......................................             --              8         7.86        7.83
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             22             22         8.04       12.32
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             23             23        11.82       12.44

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................              6              6         4.12        4.13



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                                CHAIRMAN'S LETTER                             3
================================================================================



                                                                Group                                 Portfolio     Portfolio
                                                                 Unit                   Independence  Director      Director
                                                               Purchase      Impact         Plus          1            2

------------------------------------------------------------------------------------------------------------------------------------
                                                               Division      Division     Division     Division     Division
                                                               ----------   ----------   ----------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............           --           --           --           --           --
   American General Large Cap Growth Fund ..................           --           --           --           --           --
   American General Mid Cap Growth Fund ....................           --           --           --           --           --
   American General Small Cap Growth Fund ..................           --           --           --           --           --
   American General INternational Value Fund ...............           --           --           --           --           --
   American General Large Cap Value Fund ...................           --           --           --           --           --
   American General Mid Cap Value Fund .....................           --           --           --           --           --
   American General Small Cap Value Fund ...................           --           --           --           --           --
   T. Rowe Price Small-Cap Stock Fund ......................           --           --           --           --           --

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............           --           --           --           --           --

BALANCED FUNDS

   American General Balanced Fund ..........................           --           --           --           --           --

INCOME FUNDS

   American General High Yield Bond Fund ...................           --           --           --           --           --
   American General Strategic Bond Fund ....................           --           --           --           --           --
   American General Domestic Bond Fund .....................           --           --           --           --           --
   American General Core Bond Fund .........................           --           --           --           --           --

MONEY MARKET FUND

   American General Money Market Fund ......................           --           --           --           --           --

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................           --           --           --           --           --
   American General Moderate Growth Lifestyle Fund .........           --           --           --           --           --
   American General Conservative Growth Lifestyle Fund .....           --           --           --           --           --
   Vanguard LifeStrategy Growth ............................           --           --           --           --           --
   Vanguard LifeStrategy Moderate Growth ...................           --           --           --           --           --
   Vanguard LifeStrategy Conservative Growth ...............           --           --           --           --           --

                                                                             Year To Date
                                                                             Total Returns
                                                             Portfolio      For Year Ending
                                                             Director         December 31,
                                                               Plus      ------------------------
                                                             Division       1998         1997
                                                             ---------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............        33       5.17(a)      N/A
   American General Large Cap Growth Fund ..................        39      24.08(a)      N/A
   American General Mid Cap Growth Fund ....................        37      34.77(a)      N/A
   American General Small Cap Growth Fund ..................        35      34.94(a)      N/A
   American General International Value Fund ...............        34      14.99(a)      N/A
   American General Large Cap Value Fund ...................        40      24.66(a)      N/A
   American General Mid Cap Value Fund .....................        38      25.47(a)      N/A
   American General Small Cap Value Fund ...................        36      16.53(a)      N/A
   T. Rowe Price Small-Cap Stock Fund ......................        51      14.10(b)      N/A

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............        41      27.78(a)      N/A

BALANCED FUNDS

   American General Balanced Fund ..........................        42      17.01(a)      N/A

INCOME FUNDS

   American General High Yield Bond Fund ...................        60       5.31(a)      N/A
   American General Strategic Bond Fund ....................        59       4.99(a)      N/A
   American General Domestic Bond Fund .....................        43       4.44(a)      N/A
   American General Core Bond Fund .........................        58       2.92(a)      N/A

MONEY MARKET FUND

   American General Money Market Fund ......................        44       1.33(a)      N/A

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................        48      19.25(a)      N/A
   American General Moderate Growth Lifestyle Fund .........        49      18.54(a)      N/A
   American General Conservative Growth Lifestyle Fund .....        50      16.20(a)      N/A
   Vanguard LifeStrategy Growth ............................        52      16.81(b)      N/A
   Vanguard LifeStrategy Moderate Growth ...................        53      12.59(b)      N/A
   Vanguard LifeStrategy Conservative Growth ...............        54       8.40(b)      N/A

(a)      Since August 26, 1998, initial capitalizations of Fund. See Note C.

(b)      Since September 22, 1998, inception of the Division.

The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                           [Intentionally Left Blank]

================================================================================
                              FINANCIAL STATEMENTS                             5
================================================================================

STATEMENT OF NET ASSETS
December 31, 1998

ASSETS:                                                                                             ALL DIVISIONS
                                                                                                  ----------------
Total investment in shares of mutual funds, at market (cost $11,178,484,452) ..................   $ 14,587,138,409
Balance due from VALIC general account ........................................................          4,821,209
                                                                                                  ----------------
NET ASSETS ....................................................................................     14,591,959,618
                                                                                                  ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans -- partial withdrawals with right of reinvestment) .......   $ 14,481,888,528
Reserves for annuity contracts on benefit .....................................................         22,530,083
Capital surplus (Note C) ......................................................................         87,541,007
                                                                                                  ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................   $ 14,591,959,618
                                                                                                  ================

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:                                                                                  ALL DIVISIONS
                                                                                                  ----------------
Dividends from mutual funds ...................................................................   $    161,161,461
                                                                                                  ----------------

EXPENSES:
Mortality and expense risk charge .............................................................        133,464,532
Reimbursement of expenses (Note C) ............................................................         (5,204,060)
                                                                                                  ----------------
Total expenses ................................................................................        128,260,472
                                                                                                  ----------------
NET INVESTMENT INCOME .........................................................................         32,900,989
                                                                                                  ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................................................        256,062,773
Capital gains distributions from mutual funds .................................................        599,950,475
Net unrealized appreciation of investments during the period ..................................      1,171,591,133
                                                                                                  ----------------
Net realized and unrealized gain on investments ...............................................      2,027,604,381
                                                                                                  ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $  2,060,505,370
                                                                                                  ================


STATEMENTS OF CHANGES IN NET ASSETS                                                                 ALL DIVISIONS
                                                                                          ------------------------------------
                                                                                                1998                1997
                                                                                          ----------------    ----------------
OPERATIONS:
Net investment income .................................................................   $     32,900,989    $     30,758,096
Net realized gain on investments ......................................................        256,062,773         161,505,567
Capital gains distributions from mutual funds .........................................        599,950,475         289,703,358
Net unrealized appreciation of investments during the period ..........................      1,171,591,133       1,001,756,337
                                                                                          ----------------    ----------------
   Increase in net assets resulting from operations ...................................      2,060,505,370       1,483,723,358
                                                                                          ----------------    ----------------

PRINCIPAL TRANSACTIONS:
Purchase payments .....................................................................      2,363,611,528       1,798,552,034
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ...       (576,063,916)       (328,105,329)
Annuity benefit payments ..............................................................         (2,688,910)         (2,273,125)
Amounts transferred from VALIC general account ........................................        419,281,138         518,857,110
                                                                                          ----------------    ----------------
   Increase in net assets resulting from principal transactions .......................      2,204,139,840       1,987,030,690
                                                                                          ----------------    ----------------
Total increase in net assets ..........................................................      4,264,645,210       3,470,754,048

NET ASSETS:
Beginning of period ...................................................................     10,327,314,408       6,856,560,360
                                                                                          ----------------    ----------------
End of period .........................................................................   $ 14,591,959,618    $ 10,327,314,408
                                                                                          ================    ================



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                             AGSPC           PUTNAM
                                                                         INTERNATIONAL       GLOBAL       TEMPLETON      TEMPLETON
                                                                           EQUITIES          GROWTH        FOREIGN     INTERNATIONAL
                                                                             FUND -          FUND -         FUND -         FUND -
                                                                          DIVISION 11     DIVISION 28    DIVISION 32    DIVISION 20
                                                                         -------------   -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .......................  $ 148,718,766   $ 162,850,092  $ 218,291,648  $ 769,418,093
Balance due (to) from VALIC general account ...........................       (444,384)        244,949        176,625         78,110
                                                                         -------------   -------------  -------------  -------------
NET ASSETS ............................................................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ...  $ 148,099,853   $ 163,052,748  $ 218,427,558  $ 769,292,514
Reserves for annuity contracts on benefit .............................        174,529          42,293         40,715        203,689
Capital Surplus (Note C) ..............................................             --              --             --             --
                                                                         -------------   -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .....................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                    AMERICAN CENTURY -
                                                                        TWENTIETH       FOUNDERS        AGSPC           AGSPC
                                                                         CENTURY         GROWTH        GROWTH &         SOCIAL
                                                                       ULTRA FUND -      FUND -      INCOME FUND -  AWARENESS FUND -
                                                                        DIVISION 31    DIVISION 30    DIVISION 16     DIVISION 12
                                                                       -------------  -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .....................  $ 366,344,764  $ 412,424,559  $ 285,113,626  $ 434,890,057
Balance due (to) from VALIC general account .........................        495,565        496,361        114,285        251,402
                                                                       -------------  -------------  -------------  -------------
NET ASSETS ..........................................................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of reinvestment)..  $ 366,789,363  $ 412,850,610  $ 285,171,395  $ 435,010,800
Reserves for annuity contracts on benefit ...........................         50,966         70,310         56,516        130,659
Capital Surplus (Note C) ............................................             --             --             --             --
                                                                       -------------  -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ...................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                                           AGSPC                           AGSPC
                                                                         TEMPLETON         ASSET         VANGUARD      INTERNATIONAL
                                                                      ASSET ALLOCATION   ALLOCATION     WELLINGTON       GOVERNMENT
                                                                           FUND -          FUND -         FUND -         BOND FUND -
                                                                         DIVISION 19      DIVISION 5    DIVISION 25     DIVISION 13
                                                                        -------------   -------------  -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market ......................  $ 324,138,930   $ 227,493,681  $ 406,576,731   $ 169,141,402
Balance due (to) from VALIC general account ..........................        (10,923)         41,476        (66,066)         66,807
                                                                        -------------   -------------  -------------   -------------
NET ASSETS ...........................................................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ..  $ 323,829,380   $ 227,370,013  $ 406,457,643   $ 169,153,179
Reserves for annuity contracts on benefit ............................        298,627         165,144         53,022          55,030
Capital Surplus (Note C) .............................................             --              --             --              --
                                                                        -------------   -------------  -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              7
================================================================================


    AGSPC            AGSPC        DREYFUS VARIABLE      PUTNAM         PUTNAM OTC &                        AGSPC
  SCIENCE &        SMALL CAP         INVESTMENT          NEW             EMERGING          AGSPC           MIDCAP
  TECHNOLOGY         INDEX        FUND - SMALL CAP   OPPORTUNITIES        GROWTH           GROWTH          INDEX
   FUND -            FUND -          PORTFOLIO -         FUND -           FUND -           FUND -          FUND -
 DIVISION 17      DIVISION 14        DIVISION 18      DIVISION 26      DIVISION 27      DIVISION 15       DIVISION 4
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,008,368   $  225,671,866    $  801,729,449   $  411,790,940   $  142,153,064   $1,213,041,349   $  850,345,675
       233,960           (1,195)          277,466          622,014          158,931          219,257          159,959
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============


$1,356,787,386   $  225,553,498    $  801,796,471   $  412,396,437   $  142,270,946   $1,212,743,548   $  850,117,314
       454,942          117,173           210,444           16,517           41,049          517,058          388,320
            --               --                --               --               --               --               --
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============



                                                                       NEUBERGER
                                                                        BERMAN         SCUDDER            VANGUARD
                AGSPC STOCK INDEX FUND                                 GUARDIAN        GROWTH AND        WINDSOR II
------------------------------------------------------------------       TRUST -      INCOME FUND -         FUND -
 DIVISION 10A      DIVISION 10B     DIVISION 10C     DIVISION 10D     DIVISION 29      DIVISION 21       DIVISION 24
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  548,095,924    $   42,538,426   $3,335,722,002   $   56,510,591   $   61,347,128   $  247,754,620   $  651,075,950
      (342,049)           10,450        1,070,137            2,453           22,721          213,888          339,032
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


$  533,364,910    $   40,484,822   $3,334,328,831   $   56,292,876   $   61,355,625   $  247,893,617   $  651,232,580
    14,388,965         2,064,054        2,463,308          220,168           14,224           74,891          182,402
            --                --               --               --               --               --               --
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


                                        AGSPC
                                     GOVERNMENT        VANGUARD         VANGUARD
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       LONG-TERM         LONG-TERM          AGSPC MONEY MARKET FUND
-------------------------------        FUND -       CORPORATE FUND -  TREASURY FUND -   -------------------------------
  DIVISION 1       DIVISION 7        DIVISION 8       DIVISION 22       DIVISION 23       DIVISION 2       DIVISION 6
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,286,289   $   60,017,936    $  113,502,848    $   59,843,445   $  119,293,240    $    4,184,151   $  266,261,605
        13,504          (46,396)          (40,451)          121,207          (41,034)           13,336          389,999
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

$    6,295,147   $   59,971,540    $  113,462,397    $   59,964,652   $  119,238,598    $    4,197,487   $  266,634,790
         4,646               --                --                --           13,608                --           16,814
            --               --                --                --               --                --               --
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================




STATEMENTS OF NET ASSETS
December 31, 1998
                                                                            AMERICAN        AMERICAN      AMERICAN       AMERICAN
                                                                             GENERAL         GENERAL       GENERAL        GENERAL
                                                                          INTERNATIONAL   INTERNATIONAL   SMALL CAP      SMALL CAP
                                                                          GROWTH FUND -   VALUE FUND -   GROWTH FUND -  VALUE FUND -
                                                                           DIVISION 33     DIVISION 34   DIVISION 35    DIVISION 36
                                                                          ------------    ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market .......................   $  3,853,567    $  4,153,036   $  5,279,473   $  4,500,106
Balance due to VALIC general account ..................................         (2,817)             --             --             --
                                                                          ------------    ------------   ------------   ------------
NET ASSETS ............................................................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ....   $         --    $         --   $         --   $         --
Reserves for annuity contracts on benefit .............................             --              --             --             --
Capital surplus (Note C) ..............................................      3,850,750       4,153,036      5,279,473      4,500,106
                                                                          ------------    ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus .....................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN      AMERICAN       AMERICAN
                                                                           GENERAL        GENERAL       GENERAL        GENERAL
                                                                           MID CAP        MID CAP      LARGE CAP      LARGE CAP
                                                                         GROWTH FUND -  VALUE FUND -  GROWTH FUND -  VALUE FUND -
                                                                         DIVISION 37    DIVISION 38   DIVISION 39    DIVISION 40
                                                                         -----------    -----------   -----------    -----------
ASSETS:
Investment in shares of mutual funds, at market ......................   $ 5,475,870    $ 4,972,209   $ 3,549,043    $ 3,626,750
Balance due to VALIC general account .................................          (270)            --        (1,410)            --
                                                                         -----------    -----------   -----------    -----------
NET ASSETS ...........................................................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $        --    $        --   $        --    $        --
Reserves for annuity contracts on benefit ............................            --             --            --             --
Capital surplus (Note C) .............................................     5,475,600      4,972,209     3,547,633      3,626,750
                                                                         -----------    -----------   -----------    -----------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN       AMERICAN        AMERICAN
                                                                      GENERAL SOCIALLY    GENERAL        GENERAL         GENERAL
                                                                         RESPONSIBLE     BALANCED        DOMESTIC      MONEY MARKET
                                                                            FUND -         FUND -       BOND FUND -       FUND -
                                                                         DIVISION 41    DIVISION 42     DIVISION 43    DIVISION 44
                                                                         ------------   ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market ......................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
Balance due to VALIC general account .................................             --             --             --             --
                                                                         ------------   ------------   ------------   ------------
NET ASSETS ...........................................................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $         --   $         --   $         --   $         --
Reserves for annuity contracts on benefit ............................             --             --             --             --
Capital surplus (Note C) .............................................      6,409,166      5,868,671      1,309,568      5,082,478
                                                                         ------------   ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              9
================================================================================


   AMERICAN          AMERICAN           AMERICAN          AMERICAN       AMERICAN         AMERICAN
   GENERAL            GENERAL           GENERAL           GENERAL         GENERAL          GENERAL        T. ROWE PRICE
   GROWTH         MODERATE GROWTH  CONSERVATIVE GROWTH     CORE          STRATEGIC        HIGH YIELD     SMALL-CAP STOCK
LIFESTYLE FUND -  LIFESTYLE FUND -   LIFESTYLE FUND -   BOND FUND -      BOND FUND -       BOND FUND          FUND -
 DIVISION 48       DIVISION 49        DIVISION 50       DIVISION 58      DIVISION 59      DIVISION 60      DIVISION 51
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,991,538    $    5,950,028    $    5,829,911    $    5,161,936   $    5,265,532   $    5,282,173   $          139
        (9,933)           (4,420)           (1,198)               --               --               --               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============

$           --    $           --    $           --    $           --   $           --   $           --   $          139
            --                --                --                --               --               --               --
     5,981,605         5,945,608         5,828,713         5,161,936        5,265,532        5,282,173               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
10                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF OPERATIONS                                     AGSPC           PUTNAM
For the year ended December 31, 1998                      INTERNATIONAL      GLOBAL         TEMPLETON          TEMPLETON
                                                            EQUITIES         GROWTH          FOREIGN         INTERNATIONAL
                                                             FUND -          FUND -           FUND -            FUND -
                                                           DIVISION 11     DIVISION 28      DIVISION 32       DIVISION 20
                                                          ------------    ------------     ------------     --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................    $  3,115,042    $    607,762     $  5,873,157     $ 17,844,520
                                                          ------------    ------------     ------------     ------------
 EXPENSES:
Mortality and expense risk charge ....................       1,507,006       1,281,924        2,636,652        9,900,147
Reimbursement of expenses (Note C) ...................            --          (256,355)        (526,963)            --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       1,507,006       1,025,569        2,109,689        9,900,147
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................       1,608,036        (417,807)       3,763,468        7,944,373
                                                          ------------    ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ..............       4,716,155         107,190       (1,076,896)      52,533,310
Capital gains distributions from mutual funds ........      11,021,627       4,089,731       17,280,633       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the year .....................       7,346,991      21,600,190      (34,315,820)     (37,039,574)
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      23,084,773      25,797,111      (18,112,083)      47,397,575
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................    $ 24,692,809    $ 25,379,304     $(14,348,615)    $ 55,341,948
                                                          ============    ============     ============     ============


                                                                                                               AGSPC
STATEMENTS OF OPERATIONS                                 AMERICAN CENTURY-   FOUNDERS          AGSPC           SOCIAL
For the year ended December 31, 1998                         TWENTIETH        GROWTH         GROWTH &        AWARENESS
                                                           CENTURY ULTRA      FUND -       INCOME FUND -       FUND -
                                                               FUND -       DIVISION 30     DIVISION 16     DIVISION 12
                                                          ------------    ------------     ------------     ------------

INVESTMENT INCOME:
Dividends from mutual funds ..........................    $       --      $    202,602     $  1,219,255     $  3,599,599
                                                          ------------    ------------     ------------     ------------
EXPENSES:
Mortality and expense risk charge ....................       2,804,758       3,631,491        2,643,321        3,409,326
Reimbursement of expenses (Note C) ...................        (521,841)       (726,411)            --               --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       2,282,917       2,905,080        2,643,321        3,409,326
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................      (2,282,917)     (2,702,478)      (1,424,066)         190,273
                                                          ------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain on investments .....................         473,963         669,679       10,494,295        2,220,138
Capital gains distributions from mutual funds ........      30,532,354      21,151,616       20,275,426       37,003,617
Net unrealized appreciation (depreciation)
   of investments during the year ....................      39,033,600      42,627,883        3,996,252       38,477,902
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      70,039,917      64,449,178       34,765,973       77,701,657
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................    $ 67,757,000    $ 61,746,700     $ 33,341,907     $ 77,891,930
                                                          ============    ============     ============     ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              SEPARATE ACCOUNT A                              11
================================================================================


    AGSPC              AGSPC         DREYFUS VARIABLE         PUTNAM             PUTNAM OTC &
   SCIENCE &         SMALL CAP        INVESTMENT FUND           NEW                EMERGING            AGSPC             AGSPC
  TECHNOLOGY           INDEX           - SMALL CAP         OPPORTUNITIES            GROWTH            GROWTH             MIDCAP
     FUND -            FUND -           PORTFOLIO -             FUND -               FUND -            FUND -         INDEX FUND -
  DIVISION 17       DIVISION 14        DIVISION 18           DIVISION 26          DIVISION 27       DIVISION 15        DIVISION 4
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $          --     $   2,611,782      $       2,936        $           --        $   4,436,796     $          --      $   7,011,168
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    10,381,062         2,289,688         10,348,098             3,363,729            1,438,779        10,623,737          7,700,596
            --                --         (1,244,807)             (672,401)            (288,124)               --                 --
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
    10,381,062         2,289,688          9,103,291             2,691,328            1,150,655        10,623,737          7,700,596
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   (10,381,062)          322,094         (9,100,355)           (2,691,328)           3,286,141       (10,623,737)          (689,428)
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    34,745,563         8,661,321         19,673,784               872,455             (332,944)       11,720,556         26,826,443
   113,616,462        18,436,501         15,549,964            12,546,729                   --        51,517,534         69,472,796

   250,423,659       (34,899,835)       (67,338,458)           53,605,222            9,278,020       114,925,718         30,964,965
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   398,785,684        (7,802,013)       (32,114,710)           67,024,406            8,945,076       178,163,808        127,264,204
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $ 388,404,622     $  (7,479,919)     $ (41,215,065)       $   64,333,078        $  12,231,217     $ 167,540,071      $ 126,574,776
 =============     =============      =============        ==============        =============     =============      =============




                                                                                                   SCUDDER
                                                                               NEUBERGER        GROWTH AND          VANGUARD
                        AGSPC STOCK INDEX FUND                                  BERMAN            INCOME           WINDSOR II
 -------------------------------------------------------------------        GUARDIAN TRUST -       FUND -            FUND -
 DIVISION 10A    DIVISION 10B        DIVISION 10C      DIVISION 10D          DIVISION 29       DIVISION 21        DIVISION 24
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $   6,134,933   $     482,467       $  33,994,984     $     635,074        $      266,705     $   4,796,472    $  11,495,781
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

     5,099,302         206,480          28,029,502           529,334               728,024         2,644,262        5,873,266
            --         (82,027)                 --                --              (145,133)         (528,762)              --
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     5,099,302         124,453          28,029,502           529,334               582,891         2,115,500        5,873,266
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     1,035,631         358,014           5,965,482           105,740              (316,186)        2,680,972        5,622,515
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

    36,292,713       2,895,173          21,789,375         4,368,980               447,267         1,067,960        1,366,076
     2,140,138         166,018          13,033,369           219,975             5,112,104        17,737,903       51,898,120

    82,035,996       6,394,969         631,036,013         7,900,957            (5,621,588)      (15,926,329)         278,987
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
   120,468,847       9,456,160         665,858,757        12,489,912               (62,217)        2,879,534       53,543,183
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $ 121,504,478   $   9,814,174       $ 671,824,239     $  12,595,652        $     (378,403)    $   5,560,506    $  59,165,698
 =============   =============       =============     =============        ==============     =============    -------------

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================

                                                                         AGSPC                               AGSPC
                                                      TEMPLETON          ASSET           VANGUARD        INTERNATIONAL
STATEMENTS OF OPERATIONS                           ASSET ALLOCATION    ALLOCATION       WELLINGTON        GOVERNMENT
For the year ended December 31, 1998                   FUND -             FUND -          FUND -           BOND FUND -
                                                     DIVISION 19       DIVISION 5       DIVISION 25       DIVISION 13
                                                   ----------------   ------------     ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................     $  9,488,692      $  5,918,741     $ 11,720,002      $  3,619,997
                                                    ------------      ------------     ------------      ------------
EXPENSES:
Mortality and expense risk charge .............        4,189,971         2,045,234        3,573,103         1,622,993
Reimbursement of expenses (Note C) ............               --                --               --                --
                                                    ------------      ------------     ------------      ------------
   Total expenses .............................        4,189,971         2,045,234        3,573,103         1,622,993
                                                    ------------      ------------     ------------      ------------
NET INVESTMENT INCOME .........................        5,298,721         3,873,507        8,146,899         1,997,004
                                                    ------------      ------------     ------------      ------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......       10,513,951         2,520,862          453,710        (1,068,211)
Capital gains distributions from mutual funds .        9,560,576        12,936,405       30,281,535           872,765
Net unrealized appreciation (depreciation)
  of investments during the year ..............      (10,693,322)       13,072,376      (13,016,167)       21,926,900
                                                    ------------      ------------     ------------      ------------
Net realized and unrealized gain on investments        9,381,205        28,529,643       17,719,078        21,731,454
                                                    ------------      ------------     ------------      ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................     $ 14,679,926      $ 32,403,150     $ 25,865,977      $ 23,728,458
                                                    ============      ============     ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS                            13
================================================================================

                                       AGSPC          VANGUARD          VANGUARD
                                     GOVERNMENT       LONG-TERM         LONG-TERM
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       CORPORATE         TREASURY           AGSPC MONEY MARKET FUND
-------------------------------        FUND -           FUND -           FUND -          ----------------------------
  DIVISION 1       DIVISION 7        DIVISION 8      DIVISION 22       DIVISION 23        DIVISION 2       DIVISION 6
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
 $   402,079      $ 3,710,371       $ 5,462,111      $ 2,478,178       $ 3,523,260       $   230,073      $ 9,814,968
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

      63,904          585,563           993,952          504,256           798,645            46,056        1,965,005
          --               --                --          (78,692)         (132,544)               --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      63,904          585,563           993,952          425,564           666,101            46,056        1,965,005
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
     338,175        3,124,808         4,468,159        2,052,614         2,857,159           184,017        7,849,963
 -----------      -----------       -----------      -----------       -----------       -----------      -----------


      12,194          413,199         1,352,903          136,212         1,195,397                --               --
          --               --                --        1,044,043                --                --               --
      35,832          (35,856)        1,437,930          (64,200)        2,611,560                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      48,026          377,343         2,790,833        1,116,055         3,806,957                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

 $   386,201      $ 3,502,151       $ 7,258,992      $ 3,168,669       $ 6,664,116       $   184,017      $ 7,849,963
============      ===========       ===========      ===========       ===========       ===========      ===========

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN          AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL           GENERAL           GENERAL            GENERAL
                                                      INTERNATIONAL     INTERNATIONAL       SMALL CAP         SMALL CAP
                                                      GROWTH FUND -      VALUE FUND -      GROWTH FUND -     VALUE FUND -
                                                       DIVISION 33*      DIVISION 34*      DIVISION 35*      DIVISION 36*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $    5,760        $       --        $   13,079
                                                       ----------        ----------        ----------        ----------
EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --             5,760                --            13,079
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --                --            18,373            51,644
Net unrealized appreciation
   of investments during the year .............           200,750           547,276         1,361,100           585,384
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments           200,750           547,276         1,379,473           637,028
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $  200,750        $  553,036        $1,379,473        $  650,107
                                                       ==========        ==========        ==========        ==========


STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN         AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL          GENERAL           GENERAL            GENERAL
                                                         MID CAP           MID CAP         LARGE CAP         LARGE CAP
                                                       GROWTH FUND -     VALUE FUND -     GROWTH FUND -      VALUE FUND -
                                                       DIVISION 37*      DIVISION 38*     DIVISION 39*       DIVISION 40*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $   10,079        $    2,093        $   10,224
                                                       ----------        ----------        ----------        ----------

EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --            10,079             2,093            10,224
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --           115,562                --                --
Net unrealized appreciation
  of investments during the year ..............         1,425,600           896,569           695,540           716,526
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments         1,425,600         1,012,131           695,540           716,526
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $1,425,600        $1,022,210        $  697,633        $  726,750
                                                       ==========        ==========        ==========        ==========


 * For the period from August 26, 1998 (initial capital contribution date) through December 31, 1998.
      See Note C.
 **   For the period from September 22, 1998 through December 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================




 AMERICAN                                                                                   AMERICAN          AMERICAN
  GENERAL                            AMERICAN           AMERICAN         AMERICAN           GENERAL           GENERAL
 SOCIALLY          AMERICAN           GENERAL           GENERAL          GENERAL           MODERATE        CONSERVATIVE
RESPONSIBLE         GENERAL           DOMESTIC           MONEY           GROWTH             GROWTH            GROWTH
   FUND -        BALANCED FUND -     BOND FUND -      MARKET FUND -   LIFESTYLE FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
DIVISION 41*      DIVISION 42*      DIVISION 43*      DIVISION 44*    DIVISION 48*       DIVISION 49*       DIVISION 50*
------------     ---------------    ------------      -------------   ----------------  ----------------  ----------------
$   23,760        $   29,084        $   14,978        $   82,478        $   11,226        $   19,912        $   27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------

        --                --                --                --                --                --                --
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
    23,760            29,084            14,978            82,478            11,226            19,912            27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------


        --                --                --                --                --                --                --
   285,733            34,051            15,898                --                --                --                --

 1,099,673           805,536            28,692                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------
 1,385,406           839,587            44,590                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------

$1,409,166        $  868,671        $   59,568        $   82,478        $  981,605        $  945,608        $  828,713
==========        ==========        ==========        ==========        ==========        ==========        ==========



 AMERICAN          AMERICAN          AMERICAN
  GENERAL          GENERAL           GENERAL         T. ROWE PRICE
   CORE            STRATEGIC        HIGH YIELD      SMALL-CAP STOCK
BOND FUND -       BOND FUND -       BOND FUND -          FUND -
DIVISION 58*     DIVISION 59*      DIVISION 60*       DIVISION 51**
------------     ------------      ------------     ----------------
$   50,247        $   69,000        $   92,262        $       --
----------        ----------        ----------        ----------

        --                --                --                --
        --                --                --                --
----------        ----------        ----------        ----------
        --                --                --                --
----------        ----------        ----------        ----------
    50,247            69,000            92,262                --
----------        ----------        ----------        ----------


        --                --                --                --
    16,291            11,064                --                --

    95,397           185,469           189,911                --
----------        ----------        ----------        ----------
   111,688           196,533           189,911                --
----------        ----------        ----------        ----------

$  161,935        $  265,533        $  282,173        $       --
==========        ==========        ==========        ==========

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     AGSPC
                                                                             INTERNATIONAL EQUITIES
                                                                               FUND - DIVISION 11
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $   1,608,036    $   1,546,185
Net realized gain (loss) on investments ..............................       4,716,155        8,844,811
Capital gains distributions from mutual funds ........................      11,021,627        4,593,062
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       7,346,991      (11,693,489)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      24,692,809        3,290,569
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      14,604,832       21,604,936
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (9,033,065)      (8,085,959)
Annuity benefit payments .............................................         (17,602)         (10,712)
Amounts transferred interdivision, and (to) from VALIC general account     (33,973,374)     (56,024,580)
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................     (28,419,209)     (42,516,315)
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (3,726,400)     (39,225,746)

NET ASSETS:
Beginning of year ....................................................     152,000,782      191,226,528
                                                                         -------------    -------------
End of year ..........................................................   $ 148,274,382    $ 152,000,782
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................     122,716,744      156,226,314
Purchase payments ....................................................      10,549,627       17,325,859
Surrenders ...........................................................      (6,694,955)      (6,456,410)
Transfers -- interdivision and (to) from VALIC general account .......     (24,759,665)     (44,379,019)
                                                                         -------------    -------------
Total units outstanding, end of year .................................     101,811,751      122,716,744
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,811,751      122,716,744
   Enhanced units:
     20 bp reduced ...................................................              --               --
     40 bp reduced ...................................................              --               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     101,811,751      122,716,744
                                                                         =============    =============

                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
Accumulation value per unit:
   Standard unit......................................................   $    1.454644    $    1.237299
   Enhanced unit:
     20 bp reduced....................................................              --               --
     40 bp reduced....................................................              --               --


                                                                              PUTNAM GLOBAL GROWTH
                                                                                FUND - DIVISION 28
                                                                         ------------------------------
                                                                                1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $    (417,807)   $     825,963
Net realized gain (loss) on investments ..............................         107,190          172,968
Capital gains distributions from mutual funds ........................       4,089,731        9,300,593
Net unrealized appreciation (depreciation)
  of investments during the year .....................................      21,600,190       (7,591,166)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      25,379,304        2,708,358
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      45,226,423       18,196,466
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (3,310,436)        (812,004)
Annuity benefit payments .............................................          (2,617)          (1,799)
Amounts transferred interdivision, and (to) from VALIC general account      36,967,959       21,134,329
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................      78,881,329       38,516,992
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     104,260,633       41,225,350

NET ASSETS:
Beginning of year ....................................................      58,834,408       17,609,058
                                                                         -------------    -------------
End of year ..........................................................   $ 163,095,041    $  58,834,408
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................      49,548,732       16,648,600
Purchase payments ....................................................      32,447,084       15,748,353
Surrenders ...........................................................      (2,408,897)        (675,628)
Transfers -- interdivision and (to) from VALIC general account .......      28,040,873       17,827,407
                                                                         -------------    -------------
Total units outstanding, end of year .................................     107,627,792       49,548,732
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,468,260       49,548,732
   Enhanced units:
     20 bp reduced ...................................................       6,153,771               --
     40 bp reduced ...................................................           5,760               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     107,627,792       49,548,732
                                                                         =============    =============
                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------

Accumulation value per unit:
   Standard unit......................................................   $    1.512865    $    1.186775
   Enhanced unit:
     20 bp reduced....................................................        1.549587               --
     40 bp reduced....................................................        1.591007               --




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================



      TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL          AGSPC SCIENCE & TECHNOLOGY             AGSPC SMALL CAP
      FUND - DIVISION 32               FUND - DIVISION 20                 FUND - DIVISION 17           INDEX FUND - DIVISION 14
----------------------------       ----------------------------     -----------------------------     ----------------------------
      1998            1997              1998            1997             1998            1997              1998            1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$   3,763,468  $   3,566,211       $   7,944,373  $   7,044,706     $  (10,381,062) $ (8,359,405)     $     322,094  $     321,469
   (1,076,896)       180,290          52,533,310     24,143,886         34,745,563    27,202,326          8,661,321      7,403,801
   17,280,633     12,359,374          31,903,839      6,157,699        113,616,462             --        18,436,501     17,477,318
  (34,315,820)   (16,286,999)        (37,039,574)    33,826,345        250,423,659   (11,571,856)       (34,899,835)    13,195,192
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  (14,348,615)      (181,124)         55,341,948     71,172,636        388,404,622     7,271,065         (7,479,919)    38,397,780
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


   72,575,285     63,929,059         114,632,129    127,443,761        195,575,628   203,196,325         28,153,952     26,031,893
   (7,939,318)     (2,231,179)       (35,093,007)   (21,498,080)       (44,292,549)  (27,661,660)       (11,145,100)    (8,101,115)
       (1,991)        (1,149)             (9,179)        (6,675)           (17,543)      (17,353)            (7,293)        (6,381)
  (12,669,089)    79,881,321         (95,114,875)    22,603,734        (92,089,284)   15,908,913        (13,919,719)   (10,731,749)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

   51,964,887    141,578,052         (15,584,932)   128,542,740         59,176,252   191,426,225          3,081,840      7,192,648
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
   37,616,272    141,396,928          39,757,016    199,715,376        447,580,874   198,697,290         (4,398,079)    45,590,428


  180,852,001     39,455,073         729,739,187    530,023,811        909,661,454   710,964,164        230,068,750    184,478,322
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$ 218,468,273  $ 180,852,001       $ 769,496,203  $ 729,739,187     $1,357,242,328  $909,661,454      $ 225,670,671  $ 230,068,750
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


  159,201,107     36,671,828         463,174,350    378,581,949        397,842,959   315,809,646        106,279,077    103,320,842
   63,265,244     55,441,897          65,837,726     81,609,273         77,332,989    88,179,109         13,084,095     13,258,805
   (7,600,467)    (1,875,284)        (21,321,029)   (13,712,830)       (17,946,718)  (11,448,429)        (5,229,338)    (4,191,154)
  (10,799,968)    68,962,666         (55,271,958)    16,695,958        (35,393,395)    5,302,633         (6,753,994)    (6,109,416)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

  198,626,024    159,201,107         452,419,089    463,174,350       418,601,069    397,842,959        107,321,015    106,279,077

    5,437,288              --                  --              --       3,228,389              --            58,825             --
        2,604              --                  --              --           6,377              --                 --            --
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

         DECEMBER 31                      DECEMBER 31                        DECEMBER 31                       DECEMBER 31
----------------------------       ----------------------------     -----------------------------     ----------------------------
     1998          1997                 1998           1997              1998            1997              1998          1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

$    1.069704  $    1.135778       $    1.700398  $    1.575168     $     3.216190  $   2.285739      $    2.100506  $    2.163595

     1.094954             --                  --             --           3.241847            --           2.125983             --
     1.123840             --                  --             --           3.272354            --                 --             --

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  DREYFUS SMALL CAP
                                                                               PORTFOLIO - DIVISION 18
                                                                           --------------------------------
                                                                               1998               1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (9,100,355)     $  (7,877,254)
Net realized gain (loss) on investments ..............................        19,673,784         10,514,976
Capital gains distributions from mutual funds ........................        15,549,964         47,781,324
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       (67,338,458)        56,534,602
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........       (41,215,065)       106,953,648
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       136,010,701        152,268,343
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................       (37,151,392)       (25,995,894)
Annuity benefit payments .............................................           (12,769)           (13,079)
Amounts transferred interdivision, and (to) from VALIC general account      (105,448,868)       (41,774,769)
                                                                           -------------      -------------
     Increase (decrease) in net assets
        resulting from principal transactions ........................        (6,602,328)        84,484,601
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       (47,817,393)       191,438,249

Net Assets:
Beginning of year ....................................................       849,824,308        658,386,059
                                                                           -------------      -------------
End of year ..........................................................     $ 802,006,915      $ 849,824,308
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       479,851,525        428,883,250
Purchase payments ....................................................        78,837,263         92,300,416
Surrenders ...........................................................       (22,827,377)       (15,764,818)
Transfers -- interdivision and (to) from VALIC general account .......       (61,646,182)       (25,567,323)
                                                                           -------------      -------------
Total units outstanding, end of year .................................       474,215,229        479,851,525
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       474,215,229        479,851,525
   Enhanced units:
     20 bp reduced ...................................................                --                 --
     40 bp reduced ...................................................                --                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       474,215,229        479,851,525
                                                                           =============      =============


                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998               1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.690786   $   1.770622
   Enhanced unit:
     20 bp reduced....................................................                 --              --
     40 bp reduced....................................................                 --              -


                                                                               PUTNAM NEW OPPORTUNITIES
                                                                                  FUND - DIVISION 26
                                                                           --------------------------------
                                                                                  1998            1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (2,691,328)     $  (1,052,294)
Net realized gain (loss) on investments ..............................           872,455            242,887
Capital gains distributions from mutual funds ........................        12,546,729          3,494,327
Net unrealized appreciation (depreciation)
  of investments during the year .....................................        53,605,222         18,445,868
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........        64,333,078         21,130,788
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       108,017,017         51,769,269
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................        (8,784,234)        (2,540,805)
Annuity benefit payments .............................................              (575)               (61)
Amounts transferred interdivision, and (to) from VALIC general account        84,011,090         44,254,408
     Increase (decrease) in net assets
                                                                           -------------      -------------
        resulting from principal transactions ........................       183,243,298         93,482,811
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       247,576,376        114,613,599

Net Assets:
Beginning of year ....................................................       164,836,578         50,222,979
                                                                           -------------      -------------
End of year ..........................................................     $ 412,412,954      $ 164,836,578
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       143,395,066         53,001,699
Purchase payments ....................................................        85,839,361         49,995,408
Surrenders ...........................................................        (6,337,162)        (2,517,125)
Transfers -- interdivision and (to) from VALIC general account .......        68,362,756         42,915,084
                                                                           -------------      -------------
Total units outstanding, end of year .................................       291,260,021        143,395,066
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       280,523,297        143,395,066
   Enhanced units:
     20 bp reduced ...................................................        10,725,927                 --
     40 bp reduced ...................................................            10,797                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       291,260,021        143,395,066
                                                                           =============      =============

                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998              1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.415175      $    1.149453
   Enhanced unit:
     20 bp reduced....................................................          1.434946                 --
     40 bp reduced....................................................          1.459115                 --



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               Separate Account A                             19
================================================================================

                                                                                                          AMERICAN CENTURY -
   PUTNAM OTC & EMERGING                  AGSPC GROWTH                  AGSPC MIDCAP INDEX            TWENTIETH CENTURY ULTRA
 GROWTH FUND - DIVISION 27             FUND - DIVISION 15                FUND - DIVISION 4                FUND - DIVISION 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
     1998            1997             1998            1997             1998            1997               1998            1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$   3,286,141   $   (720,013)    $  (10,623,737)  $ (7,550,418)    $    (689,428)  $    535,199     $  (2,282,917)  $   (633,243)
     (332,944)       (47,363)        11,720,556      6,207,654        26,826,443     19,471,600           473,963        316,651
           --             --         51,517,534     15,041,175        69,472,796     39,891,431        30,532,354     24,559,704
    9,278,020      8,912,297        114,925,718    132,575,644        30,964,965    109,426,279        39,033,600    (16,326,801)
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   12,231,217      8,144,921        167,540,071    146,274,055       126,574,776    169,324,509        67,757,000      7,916,311
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   36,165,527     32,976,492        183,983,180    185,814,571        71,049,146     66,141,090        95,865,928     43,175,072
   (4,499,407)    (1,887,137)       (45,145,966)   (24,997,689)      (37,639,412)    (24,993,718)      (6,987,387)    (1,444,132)
       (2,072)        (1,777)           (23,099)       (18,116)          (23,570)       (20,499)           (1,933)          (950)
      960,600     14,456,676        (34,517,049)      (764,959)      (40,068,991)   (45,549,090)       86,438,332     56,804,430
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   32,624,648     45,544,254        104,297,066    160,033,807        (6,682,827)    (4,422,217)      175,314,940     98,534,420
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   44,855,865     53,689,175        271,837,137    306,307,862       119,891,949    164,902,292       243,071,940    106,450,731


   97,456,130     43,766,955        941,423,469    635,115,607       730,613,685    565,711,393       123,768,389     17,317,658
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$ 142,311,995   $ 97,456,130     $1,213,260,606  $ 941,423,469     $ 850,505,634   $730,613,685     $ 366,840,329   $123,768,389
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


   99,785,041     48,902,828        453,172,490    366,272,509       171,065,657    172,816,978        97,745,282     16,654,076
   36,257,228     36,775,163         82,864,073     99,349,760        16,010,438     17,600,471        63,913,168     36,243,458
   (4,704,400)    (2,370,530)       (20,670,419)   (12,033,793)       (8,724,789)    (6,688,206)       (4,133,151)    (1,152,164)
    1,221,835     16,477,580        (16,039,778)      (415,986)       (9,311,419)   (12,663,586)       59,835,828     45,999,912
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

  129,463,792     99,785,041        494,997,997    453,172,490       169,039,887    171,065,657       209,221,513     97,745,282

    3,092,839              --         4,324,799             --                --              --        8,116,612             --
        3,073              --             3,570             --                --              --           23,002             --
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


        DECEMBER 31                        DECEMBER 31                      DECEMBER 31                        DECEMBER 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
    1998            1997              1998            1997              1998          1997              1998             1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$    1.072660   $   0.976262     $     2.428587   $   2.076503     $    5.029093   $   4.269122     $    1.685503   $   1.265937

     1.098295             --           2.448443             --                --             --          1.737734              --
     1.127653             --           2.471473             --                --             --          1.798208              --


================================================================================
20                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOUNDERS GROWTH               AGSPC GROWTH & INCOME
                                                                         FUND - DIVISION 30              FUND - DIVISION 16
                                                                   -----------------------------   -----------------------------
                                                                       1998            1997            1998            1997
                                                                   -----------------------------   -----------------------------
OPERATIONS:
Net investment income (loss) ....................................  $  (2,702,478)  $    (229,837)  $  (1,424,066)  $  (1,206,116)
Net realized gain on investments ................................        669,679         270,661      10,494,295       3,270,580
Capital gains distributions from mutual funds ...................     21,151,616      21,678,474      20,275,426       2,863,622
Net unrealized appreciation (depreciation)
  of investments during the year ................................     42,627,883      (6,466,051)      3,996,252      38,217,716
                                                                   -------------   -------------   -------------   -------------
     Increase in net assets resulting from operations ...........     61,746,700      15,253,247      33,341,907      43,145,802
                                                                   -------------   -------------   -------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    117,393,497      54,770,398      39,532,854      44,825,180
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (9,478,330)     (1,863,811)    (11,951,930)     (8,344,519)
Annuity benefit payments ........................................         (1,096)            (66)         (3,597)         (2,954)
Amounts transferred interdivision, and (to) from
  VALIC general account .........................................     72,791,918      70,189,987     (32,787,298)      5,944,261
                                                                   -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................    180,705,989     123,096,508      (5,209,971)     42,421,968
                                                                   -------------   -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS ....................................    242,452,689     138,349,755      28,131,936      85,567,770

NET ASSETS:
Beginning of year ...............................................  $ 170,468,231      32,118,476     257,095,975     171,528,205
                                                                   -------------   -------------   -------------   -------------
End of year .....................................................    412,920,920   $ 170,468,231   $ 285,227,911   $ 257,095,975
                                                                   =============   =============   =============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................    132,167,162      31,197,464     132,434,555     108,341,635
Purchase payments ...............................................     80,460,723      45,575,203      19,715,398      24,988,066
Surrenders ......................................................     (6,588,832)     (1,491,261)     (6,142,924)     (4,697,640)
Transfers -- interdivision and (to) from VALIC general account ..     52,471,956      56,885,756     (16,456,334)      3,802,494
                                                                   -------------   -------------   -------------   -------------
Total units outstanding, end of year ............................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============
Units outstanding, by class:
   Standard units ...............................................    250,777,959     132,167,162     129,550,695     132,434,555
   Enhanced units:
     20 bp reduced ..............................................      7,720,189              --              --              --
     40 bp reduced ..............................................         12,861              --              --              --
                                                                   -------------   -------------   -------------   -------------
Accumulation units end of year ..................................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                   -----------------------------   -----------------------------
                                                                         1998           1997             1998           1997
                                                                   -----------------------------   -----------------------------
Accumulation value per unit:
   Standard unit ................................................  $    1.595913   $    1.289513   $    2.201234   $    19981997
   Enhanced unit:
     20 bp reduced ..............................................       1.633282              --              --              --
     40 bp reduced ..............................................       1.676366              --              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                                                        AGSPC STOCK INDEX FUND
     AGSPC SOCIAL AWARENESS       ----------------------------------------------------------------
      FUND - DIVISION 12                  DIVISION 10A                        DIVISION 10B
------------------------------    ------------------------------    ------------------------------
     1998            1997              1998            1997                1998            1997
------------------------------    ------------------------------    ------------------------------
$     190,273    $     281,520    $   1,035,631    $   2,030,016    $     358,014    $     399,877
    2,220,138        1,158,707       36,292,713       23,392,823        2,895,173        2,137,197
   37,003,617        9,560,562        2,140,138        2,365,369          166,018          185,844

   38,477,902       33,369,211       82,035,996       89,338,679        6,394,969        6,910,324
-------------    -------------    -------------    -------------    -------------    -------------
   77,891,930       44,370,000      121,504,478      117,126,887        9,814,174        9,633,242
-------------    -------------    -------------    -------------    -------------    -------------

   72,710,322       44,746,508        4,116,842        3,670,819          204,507          231,218

  (13,355,087)      (5,475,293)     (30,874,894)     (24,373,318)      (2,153,577)      (2,331,031)
       (9,481)              --       (1,996,857)      (1,717,390)        (327,696)        (285,785)

   54,323,803       55,022,728      (14,779,077)      (3,572,644)      (1,934,563)      (1,027,537)
-------------    -------------    -------------    -------------    -------------    -------------

  113,669,557       94,293,943      (43,533,986)     (25,992,533)      (4,211,329)      (3,413,135)
-------------    -------------    -------------    -------------    -------------    -------------
  191,561,487      138,663,943       77,970,492       91,134,354        5,602,845        6,220,107


  243,579,972      104,916,029      469,783,383      378,649,029       36,946,031       30,725,924
-------------    -------------    -------------    -------------    -------------    -------------
$ 435,141,459    $ 243,579,972    $ 547,753,875    $ 469,783,383    $  42,548,876    $  36,946,031
=============    =============    =============    =============    =============    =============


   81,577,104       46,574,016       25,835,933       27,379,389        1,256,974        1,380,401
   21,359,028       16,505,152          206,729          226,321            6,328            9,647
   (3,889,138)      (1,970,414)      (1,549,859)      (1,529,579)         (68,344)         (92,576)
   16,555,822       20,468,350         (766,299)        (240,198)         (63,845)         (40,498)
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

  114,382,494       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974

    1,218,871               --               --               --               --               --
        1,451               --               --               --               --               --
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

           DECEMBER 31                       DECEMBER 31                       DECEMBER 31
------------------------------    ------------------------------    ------------------------------
      1998            1997             1998             1997              1998            1997
------------------------------    ------------------------------    ------------------------------
$    3.762308    $    2.985333    $   22.479709    $   17.679054    $   35.792019    $    27956641
     3.825649               --               --               --
     3.897214               --               --               --

================================================================================
22                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AGSPC STOCK INDEX FUND
                                                                     -----------------------------------
                                                                                DIVISION 10C
                                                                     ---------------------------------
                                                                           1998             1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $     5,965,482   $     9,342,792
Net realized gain on investments ..................................       21,789,375        19,691,626
Capital gains distributions from mutual funds .....................       13,033,369        11,611,427
Net unrealized appreciation (depreciation)
  of investments during the year ..................................      631,036,013       475,943,738
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...      671,824,239       516,589,583
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      372,858,039       264,734,800
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (130,840,043)      (73,944,144)
Annuity benefit payments ..........................................         (164,035)         (120,896)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      112,786,439        72,721,787
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................      354,640,400       263,391,547
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................    1,026,464,639       779,981,130

NET ASSETS:
Beginning of year .................................................    2,310,327,500     1,530,346,370
                                                                     ---------------   ---------------
End of year .......................................................  $ 3,336,792,139   $ 2,310,327,500
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................      615,053,124       536,806,965
Purchase payments .................................................       85,764,962        77,757,636
Surrenders ........................................................      (29,978,801)      (20,920,257)
Transfers -- interdivision and (to) from VALIC general account ....       27,731,410        21,408,780
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................      698,570,695       615,053,124
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................      691,680,049       615,053,124
     Enhanced units:
     20 bp reduced ................................................        6,859,835                --
     40 bp reduced ................................................           30,811                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................      698,570,695       615,053,124
                                                                     ===============   ===============


                                                                          AGSPC STOCK INDEX FUND
                                                                     ---------------------------------
                                                                                DIVISION 10D
                                                                     ---------------------------------
                                                                          1998               1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $       105,740   $       222,212
Net realized gain on investments ..................................        4,368,980         3,421,747
Capital gains distributions from mutual funds .....................          219,975           249,976
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        7,900,957         9,003,055
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...       12,595,652        12,896,990
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................          654,342           789,193
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................       (3,879,247)       (2,598,402)
Annuity benefit payments ..........................................          (15,905)          (13,201)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................       (2,514,825)       (3,872,680)
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................       (5,755,635)       (5,695,090)
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................        6,840,017         7,201,900

NET ASSETS:
Beginning of year .................................................       49,673,027        42,471,127
                                                                     ---------------   ---------------
End of year .......................................................  $    56,513,044   $    49,673,027
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................        7,438,537         8,381,704
Purchase payments .................................................           88,428           132,628
Surrenders ........................................................         (521,941)         (430,026)
Transfers -- interdivision and (to) from VALIC general account ....         (349,228)         (645,769)
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................        6,655,796         7,438,537
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................        6,655,796         7,438,537
     Enhanced units:
     20 bp reduced ................................................               --                --
     40 bp reduced ................................................               --                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................        6,655,796         7,438,537
                                                                     ===============   ===============

                                                            DECEMBER 31                       DECEMBER 31
                                                ---------------------------------   ---------------------------------
                                                        1998            1997             1998              1997
                                                ---------------------------------   ---------------------------------
Accumulation value per unit:
  Standard unit...........................      $      4.772052   $      3.753436   $      8.457722   $      6.652806
     Enhanced unit:
     20 bp reduced........................             4.875028                --                --                --
     40 bp reduced........................             4.991135                --                --                --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

      NEUBERGER BERMAN                SCUDDER GROWTH AND             VANGUARD WINDSOR II              TEMPLETON ASSET
GUARDIAN TRUST  - DIVISION 29     INCOME FUND - DIVISION 21           FUND - DIVISION 24        ALLOCATION FUND - DIVISION 19
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998             1997           1998            1997           1998             1997            1998            1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    (316,186)  $     (99,741)  $   2,680,972   $   1,085,048   $   5,622,515   $   3,037,913   $   5,298,721   $   2,826,899
      447,267         406,993       1,067,960         269,953       1,366,076         741,743      10,513,951         982,063
    5,112,104       3,161,542      17,737,903       8,952,194      51,898,120      18,541,072       9,560,576      11,661,872

   (5,621,588)     (1,574,737)    (15,926,329)      4,003,711         278,987      16,110,878     (10,693,322)     13,366,704
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
     (378,403)      1,894,057       5,560,506      14,310,906      59,165,698      38,431,606      14,679,926      28,837,538
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   18,727,026      14,861,097      79,800,185      37,754,331     172,075,011      82,698,118      55,452,646      61,278,823

   (1,971,281)       (661,852)     (7,670,739)     (1,502,937)    (18,029,126)     (3,075,223)    (15,786,958)     (9,457,167)
           --              --          (3,718)         (2,106)         (6,802)         (1,497)        (22,337)        (19,742)

   (1,314,316)     21,010,215      34,897,873      66,400,722     162,813,002     115,544,417     (47,069,555)     41,633,946
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   15,441,429      35,209,460     107,023,601     102,650,010     316,852,085     195,165,815      (7,426,204)     93,435,860
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   15,063,026      37,103,517     112,584,107     116,960,916     376,017,783     233,597,421       7,253,722     122,273,398


   46,306,823       9,203,306     135,384,401      18,423,485     275,397,199      41,799,778     316,874,285     194,600,887
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  61,369,849   $  46,306,823   $ 247,968,508   $ 135,384,401   $ 651,414,982   $ 275,397,199   $ 324,128,007   $ 316,874,285
=============   =============   =============   =============   =============   =============   =============   =============


   35,406,663       8,211,592      94,225,984      16,524,046     187,929,868      37,292,761     196,150,946     137,384,670
   13,737,161      11,711,541      51,892,138      28,874,922     105,145,249      63,199,633      32,881,580      38,574,901
   (1,683,029)       (501,980)     (5,008,156)     (1,088,301)    (10,145,505)     (2,242,658)    (10,222,721)     (5,822,716)
   (1,186,725)     15,985,510      23,203,013      49,915,317     103,638,092      89,680,132     (27,846,098)     26,014,091
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

   45,261,146      35,406,663     159,815,811      94,225,984     372,737,595     187,929,868     190,963,707     196,150,946

    1,012,671              --       4,494,004              --      13,800,156              --              --              --
          253              --           3,163              --          29,953              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

        DECEMBER 31                       DECEMBER 31                    DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997             1998           1997            1998            1997            1998           1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.324970   $    1.307438   $    1.507724   $    1.436011   $    1.683226   $    1.464949   $    1.695764   $    1.613943

     1.368269              --        1.542160              --        1.723020              --              --              --
     1.418252              --        1.582856              --        1.770257              --              --              --


================================================================================
24                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AGSPC ASSET ALLOCATION            VANGUARD WELLINGTON
                                                                           FUND - DIVISION 5               FUND - DIVISION 25
                                                                     -----------------------------   -----------------------------
                                                                         1998             1997           1998             1997
                                                                     -----------------------------   -----------------------------
OPERATIONS:
Net investment income .............................................  $   3,873,507   $   3,768,356   $   8,146,899   $   3,011,918
Net realized gain (loss) on investments ...........................      2,520,862       5,941,975         453,710         713,048
Capital gains distributions from mutual funds .....................     12,936,405      10,546,782      30,281,535       7,375,024
Net unrealized appreciation (depreciation)
  of investments during the year ..................................     13,072,376      14,486,554     (13,016,167)      3,998,391
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets resulting from operations ...     32,403,150      34,743,667      25,865,977      15,098,381
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     16,199,430      11,497,764     128,896,516      51,882,204
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................    (12,309,318)    (10,611,952)    (11,075,983)     (2,456,686)
Annuity benefit payments ..........................................         (9,811)         (8,301)         (1,770)            (68)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      6,673,714     (24,272,661)    106,781,378      66,331,198
                                                                     -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     10,554,015     (23,395,150)    224,600,141     115,756,648
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     42,957,165      11,348,517     250,466,118     130,855,029

NET ASSETS:
Beginning of year .................................................    184,577,992     173,229,475     156,044,547      25,189,518
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $ 227,535,157   $ 184,577,992   $ 406,510,665   $ 156,044,547
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     57,307,351      65,292,617     116,429,781      22,866,634
Purchase payments .................................................      4,579,044       3,898,053      87,356,196      42,072,769
Surrenders ........................................................     (3,567,970)     (3,591,047)     (6,659,976)     (1,913,812)
Transfers -- interdivision and (to) from VALIC general account ....      1,950,743      (8,292,272)     76,359,783      53,404,190
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     60,237,818      57,307,351     253,840,498     116,429,781
  Enhanced units:
    20 bp reduced .................................................         31,350              --      19,636,072              --
    40 bp reduced .................................................             --              --           9,214              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============

                                                                              DECEMBER 31                      DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                           1998          1997             1998          1997
                                                                     -----------------------------   -----------------------------
  Standard unit...............................................       $    3.772519   $    3.219282   $    1.482836   $    1.340109
  Enhanced unit:
    20 bp reduced.............................................            3.882024              --        1.529797              --
    40 bp reduced.............................................                  --              --        1.585688              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             25
================================================================================

                                                        AGSPC
     AGSPC INTERNATIONAL                       CAPITAL CONSERVATION FUND
       GOVERNMENT BOND          -------------------------------------------------------------     AGSPC GOVERNMENT SECURITIES
      FUND - DIVISION 13                DIVISION 1                       DIVISION 7                     FUND - DIVISION 8
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997            1998            1997            1998            1997            1998            1997
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,997,004   $   4,595,764   $     338,175   $     344,608   $   3,124,808   $   2,913,560   $   4,468,159   $   4,230,305
   (1,068,211)     (3,911,328)         12,194          23,005         413,199        (805,486)      1,352,903        (985,278)
      872,765         136,607              --              --              --              --              --              --

   21,926,900     (11,068,351)         35,832          90,579         (35,856)      1,739,391       1,437,930       3,130,717
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   23,728,458     (10,247,308)        386,201         458,192       3,502,151       3,847,465       7,258,992       6,375,744
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   25,413,792      40,582,861         146,532         366,816       7,027,648       7,324,860      12,902,909      12,424,460

   (7,785,118)     (6,757,210)       (562,370)       (389,473)     (3,833,561)     (3,026,469)     (5,395,424)     (3,958,609)
       (2,691)           (274)           (455)           (526)             --              --              --              --

  (38,345,989)    (35,550,483)        (97,641)       (509,353)     (2,143,426)     (8,016,607)     10,528,632     (12,246,246)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (20,720,006)     (1,725,106)       (513,934)       (532,536)      1,050,661      (3,718,216)     18,036,117      (3,780,395)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    3,008,452     (11,972,414)       (127,733)        (74,344)      4,552,812         129,249      25,295,109       2,595,349


  166,199,757     178,172,171       6,427,526       6,501,870      55,418,728      55,289,479      88,167,288      85,571,939
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 169,208,209   $ 166,199,757   $   6,299,793   $   6,427,526   $  59,971,540   $  55,418,728   $ 113,462,397   $  88,167,288
=============   =============   =============   =============   =============   =============   =============   =============


  111,480,591     112,601,593       1,831,961       1,991,536      28,242,598      30,286,494      45,034,894      47,130,169
   16,433,799      27,009,353          40,472         109,285       3,402,874       3,840,755       6,558,071       6,646,726
   (5,105,973)     (4,696,042)       (155,629)       (116,952)     (1,879,505)     (1,555,673)     (2,679,928)     (2,143,349)
  (24,924,879)    (23,434,313)        (27,361)       (151,908)     (1,014,305)     (4,328,978)      4,816,634      (6,598,652)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

   97,473,851     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894

      408,156              --              --              --              --              --              --              --
        1,531              --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

          DECEMBER 31                   DECEMBER 31                      DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      1998          1997              1998          1997              1998          1997              1998          1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.728006   $   1.490645    $    3.726168   $   3.505970    $    2.085846   $    1.962239   $    2.111727   $    1.957755

     1.751922             --               --             --               --              --              --              --
     1.777571             --               --             --               --              --              --              --

================================================================================
26                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         VANGUARD LONG-TERM                VANGUARD LONG-TERM
                                                                     CORPORATE FUND - DIVISION 22     TREASURY FUND - DIVISION 23
                                                                     -----------------------------   -----------------------------
                                                                          1998            1997            1998            1997
                                                                     -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income .............................................  $   2,052,614   $     506,655   $   2,857,159   $     567,564
Net realized gain on investments ..................................        136,212          36,716       1,195,397          94,335
Capital gains distributions from mutual funds .....................      1,044,043         156,984              --              --
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        (64,200)        643,127       2,611,560       1,066,785
                                                                     -------------   -------------   -------------   -------------
    Increase in net assets resulting from operations ..............      3,168,669       1,343,482       6,664,116       1,728,684
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     18,953,737       6,013,744      30,970,739       6,985,216
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (1,608,861)       (167,812)     (2,748,295)       (265,787)
Annuity benefit payments ..........................................             --              --            (813)           (176)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................     19,011,058       9,719,778      60,728,245      10,813,576
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .......................     36,355,934      15,565,710      88,949,876      17,532,829
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     39,524,603      16,909,192      95,613,992      19,261,513

NET ASSETS:
Beginning of year .................................................     20,440,049       3,530,857      23,638,214       4,376,701
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $  59,964,652   $  20,440,049   $ 119,252,206   $  23,638,214
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     17,371,407       3,370,441      20,041,920       4,174,369
Purchase payments .................................................     15,098,601       5,633,849      23,916,542       6,619,458
Surrenders ........................................................     (1,333,865)       (151,626)     (1,937,227)       (227,789)
Transfers -- interdivision and (to) from VALIC general account ....     15,936,430       8,518,743      48,342,694       9,475,882
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     44,122,646      17,371,407      86,673,300      20,041,920
  Enhanced units:
    20 bp reduced .................................................      2,949,044              --       3,682,809              --
    40 bp reduced .................................................            883              --           7,820              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                          1998        1997                1998            1997
                                                                     -----------------------------   -----------------------------
Accumulation value per unit:
  Standard unit...............................................       $    1.271278   $    1.176649   $    1.318263   $    1.178938
  Enhanced unit:
    20 bp reduced.............................................            1.312731              --        1.349397              --
    40 bp reduced.............................................            1.360696              --        1.384079              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             27
================================================================================

                             AGSPC
                        MONEY MARKET FUND
----------------------------------------------------------------
          DIVISION 2                        DIVISION 6
------------------------------    ------------------------------
     1998             1997             1998             1997
-------------    -------------    -------------    -------------
$     184,017    $     188,513    $   7,849,963    $   5,293,164
           --               --               --               --
           --               --               --               --

           --               --               --               --
-------------    -------------    -------------    -------------
      184,017          188,513        7,849,963        5,293,164
-------------    -------------    -------------    -------------


       90,884          123,738       87,624,322       58,442,609

     (292,611)        (277,223)     (33,439,890)     (16,317,039)
           --               --           (1,603)          (1,592)

     (364,560)        (334,772)      63,714,230      (27,271,186)
-------------    -------------    -------------    -------------

     (566,287)        (488,257)     117,897,059       14,852,792
-------------    -------------    -------------    -------------
     (382,270)        (299,744)     125,747,022       20,145,956


    4,579,757        4,879,501      140,904,582      120,758,626
-------------    -------------    -------------    -------------
$   4,197,487    $   4,579,757    $ 266,651,604    $ 140,904,582
=============    =============    =============    =============


    1,931,439        2,142,534       84,182,521       75,124,095
       37,542           53,405       56,361,872       35,256,772
     (120,614)        (119,264)     (17,562,213)     (10,205,685)
     (148,034)        (145,236)      29,891,462      (15,992,661)
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

    1,700,333        1,931,439      147,547,688       84,182,521

           --               --        5,325,479               --
           --               --              475               --
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

          DECEMBER 31                       DECEMBER 31
----------------------------------------------------------------
     1998            1997             1998             1997
----------------------------------------------------------------
$    2.468627    $    2.371163    $    1.742617    $    1.673590

           --               --         1.786658               --
           --               --         1.833793               --

===============================================================================
28                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                          AMERICAN GENERAL INTERNATIONAL        AMERICAN GENERAL INTERNATIONAL
                                                             GROWTH FUND - DIVISION 33             VALUE FUND - DIVISION 33
                                                          ------------------------------        ------------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
OPERATIONS:                                                $     --        $   --                $    5,760     $    --
Net investment income .................................          --            --                      --            --
Net realized gain on investments
Capital gains distributions from
  mutual funds ........................................          --            --                      --            --
Net unrealized appreciation
  of investments during the year ......................       200,750          --                   547,276          --
                                                           ----------      ---------             ----------      ---------
     Increase in net assets resulting
       from operations ................................       200,750          --                   553,036          --
                                                           ----------      ---------             ----------      ---------
PRINCIPAL TRANSACTIONS:
Purchase payments .....................................          --            --                      --            --
Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees ................................................          --            --                      --            --
Annuity benefit payments ..............................          --            --                      --            --
Amounts transferred interdivision, and from
  VALIC general account ...............................     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
    Increase in net assets
     resulting from principal transactions ............     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
TOTAL INCREASE IN NET ASSETS ..........................     3,850,750          --                 4,153,036          --

NET ASSETS:
Beginning of year .....................................          --            --                      --            --
End of year ...........................................    $3,850,750      $   --                $4,153,036     $    --
                                                           ==========      =========             ==========      =========

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..................          --            --                      --            --
Purchase payments .....................................          --            --                      --            --
Surrenders ............................................          --            --                      --            --
Transfers -- interdivision and from VALIC
  general account .....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Total units outstanding, end of year ..................          --            --                      --            --
                                                           ==========      =========             ==========      =========
Units outstanding, by class:
  Standard units ......................................          --            --                      --            --
  Enhanced units:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Accumulation units end of year ........................          --            --                      --            --
                                                           ==========      =========             ==========      =========

                                                                 DECEMBER 31                             DECEMBER 31
                                                           -------------------------             -------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
Accumulation value per unit:
  Standard unit .......................................          --            --                      --            --
  Enhanced unit:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            29
===============================================================================



   AMERICAN GENERAL SMALL CAP       AMERICAN GENERAL SMALL CAP          AMERICAN GENERAL MID CAP         AMERICAN GENERAL MID CAP
   GROWTH FUND - DIVISION 35         VALUE FUND - DIVISION 36           GROWTH FUND - DIVISION 37        VALUE FUND - DIVISION 38
-----------------------------    ------------------------------      -----------------------------    ----------------------------
    1998             1997            1998               1997             1998             1997            1998           1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $      13,079      $        --     $           --     $        --    $      10,079    $       --
           --              --               --               --                 --              --               --            --
       18,373              --           51,644               --                 --              --          115,562            --

    1,361,100              --          585,384               --          1,425,600              --          896,569            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    1,379,473              --          650,107               --          1,425,600              --        1,022,210            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------

           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
    3,900,000              --        3,849,999               --          4,050,000              --        3,949,999            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    3,900,000              --        4,500,106               --          5,475,600              --        4,972,209            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    5,279,473              --        4,500,106               --          5,475,600              --        4,972,209            --

           --              --               --               --                 --              --               --            --
$   5,279,473     $        --    $   4,500,106      $        --      $   5,475,600     $        --    $   4,972,209    $       --
=============     ===========    =============      ===========      =============     ===========    =============    ===========



           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           --              --               --              --                  --              --               --            --

           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           DECEMBER 31                     DECEMBER 31                        DECEMBER 31                     DECEMBER 31
-----------------------------    ------------------------------      -----------------------------    ---------------------------
    1998             1997            1998              1997             1998              1997            1998            1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $          --      $        --     $           --     $        --    $          --    $       --
           --              --               --               --                 --              --               --            --

===============================================================================
30                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF CHANGES IN NET ASSETS




                                                                   AMERICAN GENERAL LARGE CAP    AMERICAN GENERAL LARGE CAP
                                                                    GROWTH FUND - DIVISION 39      VALUE FUND - DIVISION 40
                                                                   ----------------------------  ----------------------------
                                                                     1998            1997           1998            1997
                                                                   -------------  -------------  -------------  -------------
OPERATIONS:
Net investment income ...........................................  $       2,093  $          --  $      10,224  $          --
Net realized gain on investments ................................             --             --             --             --
Capital gains distributions from mutual funds ...................             --             --             --             --
Net unrealized appreciation
  of investments during the year ................................        695,540             --        716,526             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets resulting from operations ...........        697,633             --        726,750             --
                                                                   -------------  -------------  -------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................             --             --             --             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................             --             --             --             --
Annuity benefit payments ........................................             --             --             --             --
Amounts transferred interdivision, and from VALIC general account      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets
       resulting from principal transactions ....................      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
TOTAL INCREASE IN NET ASSETS ....................................      3,547,633             --      3,626,750             --
                                                                   -------------  -------------  -------------  -------------
Net Assets:
Beginning of year ...............................................             --             --             --             --

End of year .....................................................  $   3,547,633  $          --  $   3,626,750  $          --
                                                                   =============  =============  =============  =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................             --             --             --             --
Purchase payments ...............................................              -             --             --             --
Surrenders ......................................................             --             --             --             --
Transfers -- interdivision and from VALIC general account .......             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Total units outstanding, end of year.............................             --             --             --             --
                                                                   =============  =============  =============  =============
Units outstanding, by class:
  Standard units ................................................             --             --             --             --
  Enhanced units:
    20 bp reduced ...............................................             --             --             --             --
    40 bp reduced ...............................................             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Accumulation units end of year ..................................             --             --             --             --
                                                                   =============  =============  =============  =============

                                                                           DECEMBER 31                    DECEMBER 31
                                                                   ----------------------------- -----------------------------
                                                                        1998          1997           1998           1997
Accumulation value per unit:                                       -------------  -------------- -------------  --------------
  Standard unit                                                    $          --  $        --    $          --  $        --
  Enhanced unit:
    20 bp reduced                                                             --           --               --           --
    40 bp reduced                                                             --           --               --           --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            31
===============================================================================



  AMERICAN GENERAL SOCIALLY          AMERICAN GENERAL BALANCED AMERICAN GENERAL DOMESTIC         AMERICAN GENERAL MONEY
RESPONSIBLE FUND - DIVISION 41          FUND - DIVISION 42      BOND FUND - DIVISION 43         MARKET FUND - DIVISION 44
------------------------------     --------------------------  --------------------------      ---------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$     23,760  $         --         $     29,084  $         --  $     14,978  $         --      $     82,478  $         --
          --            --                   --            --            --            --                --            --
     285,733            --               34,051            --        15,898            --                --            --

   1,099,673            --              805,536            --        28,692            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   1,409,166            --              868,671            --        59,568            --            82,478            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------


          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   6,409,166            --            5,868,671            --     1,309,568            --         5,082,478            --


          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$  6,409,166  $         --         $  5,868,671  $         --  $  1,309,568  $         --      $  5,082,478  $         --
============  ============         ============  ============  ============  ============      ============  ============

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


          --            --                   --            --            --            --                --            --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


       DECEMBER 31                          DECEMBER 31                DECEMBER 31                      DECEMBER 31
--------------------------         --------------------------  --------------------------      --------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$         --  $         --         $         --  $         --  $         --  $         --      $         --  $         --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --

===============================================================================
32                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                      AMERICAN GENERAL
                                                                       AMERICAN GENERAL          MODERATE GROWTH LIFESTYLE
                                                                      FUND - DIVISION 49             FUND - DIVISION 49
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
OPERATIONS:
Net investment income ...........................................  $     11,226  $       --    $     19,912  $       --
Net realized gain on investments ................................          --            --            --            --
Capital gains distributions from mutual funds ...................          --            --            --            --
Net unrealized appreciation
 of investments during the year .................................       970,379          --         925,696          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets resulting from operations ...........       981,605          --         945,608          --
                                                                   ------------  ----------    ------------  ----------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................          --            --            --            --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................          --            --            --            --
Annuity benefit payments ........................................          --            --            --            --
Amounts transferred interdivision, and from VALIC
  general account ...............................................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets
       resulting from principal transactions ....................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
TOTAL INCREASE IN NET ASSETS ....................................     5,981,605          --       5,945,608          --
                                                                   ------------  ----------    ------------  ----------
NET ASSETS:
Beginning of year ...............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
End of year .....................................................  $  5,981,605  $       --    $  5,945,608  $       --
                                                                   ============  ==========    ============  ==========
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................          --            --            --            --
Purchase payments ...............................................          --            --            --            --
Surrenders ......................................................          --            --            --            --
Transfers - interdivision and from VALIC general account ........          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Total units outstanding, end of year ............................          --            --            --            --
                                                                   ============  ==========    ============  ==========
Units outstanding, by class:
  Standard units ................................................          --            --            --            --
  Enhanced units:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Accumulation units end of year ..................................          --            --            --            --
                                                                   ============  ==========    ============  ==========

                                                                         DECEMBER 31,                 DECEMBER 31,
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
Accumulation value per unit:
  Standard unit .................................................  $       --    $       --    $       --    $       --
  Enhanced unit:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            33
===============================================================================





     AMERICAN GENERAL
CONSERVATIVE GROWTH LIFESTYLE               AMERICAN GENERAL CORE BOND                   AMERICAN GENERAL STRATEGIC
     FUND - DIVISION 50                         FUND - DIVISION 58                         BOND FUND - DIVISION 59
---------------------------                 ---------------------------                -----------------------------
   1998              1997                       1998            1997                        1998            1997
-----------        --------                 --------------   ----------                -------------   -------------
$    27,772       $      --                 $       50,247   $       --                $      69,000   $          --
         --              --                             --           --                           --              --
         --              --                         16,291           --                       11,064              --

    800,941              --                         95,397           --                      185,469              --
-----------        --------                 --------------   ----------                -------------   -------------
    828,713              --                        161,935           --                      265,533              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,828,713              --                      5,161,936           --                    5,265,532              --


         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
$ 5,828,713        $     --                 $    5,161,936   $       --                $   5,265,532   $          --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

        DECEMBER 31                                 DECEMBER 31                                 DECEMBER 31
---------------------------                 ---------------------------                -----------------------------
   1998              1997                         1998            1997                     1998              1997
-----------        --------                 --------------   ----------                -------------   -------------
$        --        $     --                 $           --   $       --                $          --   $         --

         --              --                             --           --                           --             --
         --              --                             --           --                           --             --

===============================================================================
34                            FINANCIAL STATEMENTS
===============================================================================





STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AMERICAN GENERAL
                                                                           HIGH YIELD BOND              T. ROWE PRICE SMALL-CAP
                                                                          FUND - DIVISION 60           STOCK FUND - DIVISION 51
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
OPERATIONS:
Net investment income ..............................................  $   92,262     $         --     $       --     $         --
Net realized gain on investments ...................................          --               --             --               --
Capital gains distributions from mutual funds ......................          --               --             --               --
Net unrealized appreciation
   of investments during the year ..................................     189,911               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets resulting from operations ..............     282,173               --             --               --
                                                                      ----------     ------------     ----------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          --               --            139               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          --               --             --               --
Annuity benefit payments ...........................................          --               --             --               --
Amounts transferred interdivision, and from VALIC general account ..   5,000,000               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets
       resulting from principal transactions .......................   5,000,000               --            139               --
                                                                      ----------     ------------     ----------     ------------
TOTAL INCREASE IN NET ASSETS .......................................   5,282,173               --            139               --

NET ASSETS:
Beginning of year ..................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
End of year ........................................................  $5,282,173     $         --     $      139     $         --
                                                                      ----------     ------------     ----------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...............................          --               --             --               --
Purchase payments ..................................................          --               --            122               --
Surrenders .........................................................          --               --             --               --
Transfers -- interdivision and from VALIC general account ..........          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Total units outstanding, end of year ...............................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------
Units outstanding, by class:
  Standard units ...................................................          --               --            122               --
  Enhanced units:
     20 bp reduced .................................................          --               --             --               --
     40 bp reduced .................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Accumulation units end of year .....................................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------

                                                                              DECEMBER 31                      DECEMBER 31
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
Accumulation value per unit:
  Standard unit.....................................................  $       --     $         --     $1.141049      $         --
  Enhanced unit:
     20 bp reduced..................................................          --               --            --                --
     40 bp reduced..................................................          --               --            --                --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                              SEPARATE ACCOUNT A                             35
===============================================================================





NOTE A -- ORGANIZATION

         Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-five subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)
  AGSPC MidCap Index Fund (Division 4)
  AGSPC Small Cap Index Fund (Division 14)
  AGSPC International Equities Fund (Division 11)
  AGSPC Growth Fund (Division 15)
  AGSPC Growth & Income Fund (Division 16)
  AGSPC Science & Technology Fund (Division 17)
  AGSPC Social Awareness Fund (Division 12)
  AGSPC Asset Allocation Fund (Division 5)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)
  AGSPC Government Securities Fund (Division 8)
  AGSPC International Government Bond Fund (Division 13)
  AGSPC Money Market Fund (Divisions 2 and 6)

American General Series Portfolio Company 3 ("AGSPC 3"):
  American General International Growth Fund (Division 33)
  American General Large Cap Growth Fund (Division 39)
  American General Mid Cap Growth Fund (Division 37)
  American General Small Cap Growth Fund(Division 35)
  American General International Value Fund (Division 34)
  American General Large Cap Value Fund (Division 40)
  American General Mid Cap Value Fund (Division 38)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Balanced Fund (Division 42)
  American General High Yield Bond Fund (Division 60)
  American General Strategic Bond Fund (Division 59)
  American General Domestic Bond Fund (Division 43)
  American General Core Bond Fund (Division 58)
  American General Money Market Fund (Division 44)
  American General Growth Lifestyle Fund (Division 48)
  American General Moderate Growth
    Lifestyle Fund (Division 49)
  American General Conservative Growth
    Lifestyle Fund (Division 50)

Dreyfus Variable Investment Fund -
  Small Cap Portfolio (Division 18)

Founders Growth Fund (Division 30)

Neuberger Berman Guardian Trust (Division 29)

Putnam Global Growth Fund (Division 28)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)

Scudder Growth and Income Fund (Division 21)

Templeton Foreign Fund (Division 32)
Templeton Variable Products Series Fund:
  Templeton Asset Allocation Fund (Division 19)
  Templeton International Fund (Division 20)

American Century - Twentieth Century
  Ultra Fund (Division 31)

Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Vanguard Lifestrategy Growth Fund (Division 52)
Vanguard Lifestrategy Moderate Growth Fund (Division 53)
Vanguard Lifestrategy Conservative Growth Fund (Division 54)
T. Rowe Price Small-Cap Stock Fund (Division 51)

Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22,1998.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

         The assets of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

         USE OF ESTIMATES. The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

         INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

         INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

         INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

         ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

         ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

===============================================================================
36                       NOTES TO FINANCIAL STATEMENTS
===============================================================================




NOTE C -- TRANSACTIONS WITH AFFILIATES

         VALIC serves as investment advisor ("the Advisor"), transfer agent, and accounting services agent to AGSPC and AGSPC 3. American General Investment Management, LLP, an affiliate of the Advisor, serves as investment sub-advisor to certain AGSPC 3 mutual funds.

         The Separate Account is charged for mortality and expense risks assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over $100,000,000; for Divisions 1,2,4 through 8, 10A, 10C and 10D, 11 through 17, 33 through 44, 48 through 50, and 58 through 60, 1.00%; and for Divisions 18 through 32, and 51 through 54, 1.25%. Certain mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21 through 23, 26 through 30, 32 through 44, 48 through 50, and 58 through 60, 0.25%; for Division 31, 0.24% (effective December 8, 1997, the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); and for Division 18, 0.15% (commencing July 1, 1997). Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in separate account charges.

         Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1998 and 1997, VALIC reduced expenses of Division 10B by $82,027 and $85,996, respectively.

         A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $5,575,601 and $4,510,903 for the years ended December 31, 1998 and 1997, respectively.

         VALIC received surrender charges of $4,581,641 and $2,769,370 for the years ended December 31, 1998 and 1997, respectively. In addition, VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

         VALIC contributed to the Separate Account, $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS

         The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1998:


                                                                                                                      UNREALIZED
                                                                       MARKET                                        APPRECIATION
UNDERLYING FUND                            DIVISION         SHARES      PRICE         MARKET             COST       (DEPRECIATION)
                                           --------         ------      -----         ------             ----       --------------

AGSPC International Equities Fund .........    11          13,079,920   $11.37  $   148,718,766  $   148,478,416  $       240,350
Putnam Global Growth Fund .................    28          13,080,357    12.45      162,850,092      149,345,622       13,504,470
Templeton Foreign Fund ....................    32          26,018,073     8.39      218,291,648      267,772,677      (49,481,029)
Templeton International Fund ..............    20          37,187,918    20.69      769,418,093      672,572,557       96,845,536
AGSPC Science & Technology Fund ...........    17          52,052,496    26.07    1,357,008,368    1,058,583,311      298,425,057
AGSPC Small Cap Index Fund ................    14          14,788,462    15.26      225,671,866      216,780,123        8,891,743
Dreyfus Variable Investment Fund -
  Small Cap Portfolio .....................    18          14,871,620    53.91      801,729,449      709,332,114       92,397,335
Putnam New Opportunities Fund .............    26           7,047,598    58.43      411,790,940      341,359,629       70,431,311
Putnam OTC & Emerging Growth Fund .........    27           8,240,758    17.25      142,153,064      128,583,339       13,569,725
AGSPC Growth Fund .........................    15          53,087,130    22.85    1,213,041,349      867,944,168      345,097,181
AGSPC MidCap Index Fund ...................     4          33,517,770    25.37      850,345,675      593,845,989      256,499,686
American Century - Twentieth Century
  Ultra Fund ..............................    31          10,965,109    33.41      366,344,764      344,297,873       22,046,891
Founders Growth Fund ......................    30          20,206,988    20.41      412,424,559      377,960,267       34,464,292
AGSPC Growth & Income Fund ................    16          14,227,222    20.04      285,113,626      214,814,089       70,299,537
AGSPC Social Awareness Fund ...............    12          19,099,259    22.77      434,890,057      350,790,377       84,099,680
AGSPC Stock Index Fund ....................    10A,B,C,D  106,096,626    37.54    3,982,866,943    2,020,245,208    1,962,621,735
Neuberger Berman Guardian Trust ...........    29           3,796,199    16.16       61,347,128       68,195,002       (6,847,874)
Scudder Growth and Income Fund ............    21           9,416,745    26.31      247,754,620      259,592,520      (11,837,900)
Vanguard Windsor II Fund ..................    24          21,811,605    29.85      651,075,950      634,903,452       16,172,498
Templeton Asset Allocation Fund ...........    19          14,431,830    22.46      324,138,930      290,415,546       33,723,384
AGSPC Asset Allocation Fund ...............     5          16,111,443    14.12      227,493,681      191,458,464       36,035,217

===============================================================================
                              SEPARATE ACCOUNT A                             37
===============================================================================




                                                                                                                      UNREALIZED
                                                                   MARKET                                            APPRECIATION
UNDERLYING FUND                           DIVISION     SHARES       PRICE          MARKET              COST         (DEPRECIATION)
                                          --------     ------       -----          ------              ----         --------------

Vanguard Wellington Fund .................    25     13,852,716     29.35     $   406,576,731   $   416,038,579   $    (9,461,848)
AGSPC International Government
  Bond Fund ..............................    13     13,339,220     12.68         169,141,402       158,031,435        11,109,967
AGSPC Capital Conservation Fund .......... 1 & 7      6,849,612      9.68          66,304,225        65,365,302           938,923
AGSPC Government Securities Fund .........     8     10,966,460     10.35         113,502,848       110,444,717         3,058,131
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ...............    22      6,441,710      9.29          59,843,445        59,275,925           567,520
  Long-Term Treasury Fund ................    23     10,501,171     11.36         119,293,240       115,581,241         3,711,999
AGSPC Money Market Fund .................. 2 & 6    270,445,756      1.00         270,445,756       270,445,756                --
American General International
  Growth Fund ............................    33        365,269     10.55           3,853,567         3,652,817           200,750
American General Large Cap Growth Fund ...    39        285,293     12.44           3,549,043         2,853,503           695,540
American General Mid Cap Growth Fund .....    37        405,021     13.52           5,475,870         4,050,270         1,425,600
American General Small Cap Growth Fund ...    35        391,362     13.49           5,279,473         3,918,373         1,361,100
American General International
  Value Fund .............................    34        360,507     11.52           4,153,036         3,605,760           547,276
American General Large Cap Value Fund ....    40        290,838     12.47           3,626,750         2,910,224           716,526
American General Mid Cap Value Fund ......    38        405,233     12.27           4,972,209         4,075,640           896,569
American General Small Cap Value Fund ....    36        390,634     11.52           4,500,106         3,914,722           585,384
American General Socially
  Responsible Fund .......................    41        525,342     12.20           6,409,166         5,309,493         1,099,673
American General Balanced Fund ...........    42        505,484     11.61           5,868,671         5,063,135           805,536
American General High Yield Bond Fund ....    60        508,880     10.38           5,282,173         5,092,262           189,911
American General Strategic Bond Fund .....    59        507,766     10.37           5,265,532         5,080,063           185,469
American General Domestic Bond Fund ......    43        128,012     10.23           1,309,568         1,280,876            28,692
American General Core Bond Fund ..........    58        506,569     10.19           5,161,936         5,066,538            95,398
American General Money Market Fund .......    44      5,082,478      1.00           5,082,478         5,082,478                --
American General Growth Lifestyle Fund ...    48        501,813     11.94           5,991,538         5,021,159           970,379
American General Moderate Growth
  Lifestyle Fund .........................    49        502,116     11.85           5,950,028         5,024,332           925,696
American General Conservative Growth
  Lifestyle Fund .........................    50        502,580     11.60           5,829,911         5,028,970           800,941
T. Rowe Price Small-Cap Stock Fund .......    51              7     20.79                 139               139                --
  Total ..................................          853,696,997               $14,587,138,409   $11,178,484,452   $ 3,408,653,957


NOTE E -- FEDERAL INCOME TAXES

         VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

         For the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                               PURCHASES               SALES
                                                                             --------------        --------------

         AGSPC International Equities Fund Division 11 ...................    $ 70,340,669          $ 86,195,191
         Putnam Global Growth Fund Division 28 ...........................      84,411,341             2,105,181
         Templeton Foreign Fund Division 32 ..............................      82,320,483             9,313,676
         Templeton International Fund Division 20 ........................     176,311,032           153,728,857
         AGSPC Science & Technology Fund Division 17 .....................     262,237,519           101,549,488
         AGSPC Small Cap Index Fund Division 14 ..........................      56,957,370            35,775,340
         Dreyfus Variable Investment Fund -
               Small Cap Portfolio Division 18 ...........................      63,341,013            64,349,216
         Putnam New Opportunities Fund Division 26 .......................     196,437,438             3,727,492
         Putnam OTC & Emerging Growth Fund Division 27 ...................      43,601,585             7,874,482
         AGSPC Growth Fund Division 15 ...................................     168,030,279            22,896,950
         AGSPC MidCap Index Fund Division 4 ..............................     121,443,834            59,433,835
         American Century - Twentieth Century Ultra Fund Division 31 .....     206,441,197             3,102,142
         Founders Growth Fund Division 30 ................................     203,148,927             4,157,924
         AGSPC Growth & Income Fund Division 16 ..........................      35,712,751            22,023,607

===============================================================================
38                       NOTES TO FINANCIAL STATEMENTS
===============================================================================





                                                                                     PURCHASES                 SALES
                                                                                  --------------          --------------
         AGSPC Social Awareness Fund Division 12 ..............................   $  155,478,764          $    4,747,514
         AGSPC Stock Index Fund:
                  Division 10A ................................................       16,487,825              57,170,007
                  Division 10B ................................................        1,430,916               5,138,856
                  Division 10C ................................................      409,382,612              36,743,609
                  Division 10D ................................................        2,305,198               7,769,904
         Neuberger Berman Guardian Trust Division 29 ..........................       24,369,333               4,106,246
         Scudder Growth and Income Fund Division 21 ...........................      134,037,172               6,545,427
         Vanguard Windsor II Fund Division 24 .................................      380,154,266               5,838,118
         Templeton Asset Allocation Fund Division 19 ..........................       48,497,460              40,983,269
         AGSPC Asset Allocation Fund Division 5 ...............................       37,672,428              10,217,954
         Vanguard Wellington Fund Division 25 .................................      267,401,470               4,016,568
         AGSPC International Government Bond Fund Division 13 .................       63,147,566              81,054,776
         AGSPC Capital Conservation Fund:
                  Division 1 ..................................................          832,531               1,006,283
                  Division 7 ..................................................       16,631,338              12,372,606
         AGSPC Government Securities Fund Division 8 ..........................       54,546,370              32,043,559
         Vanguard Long-Term Corporate Fund Division 22 ........................       42,256,730               2,903,724
         Vanguard Long-Term Treasury Fund Division 23 .........................      102,868,659              11,315,873
         AGSPC Money Market Fund:
                  Division 2 ..................................................        2,987,800               3,330,427
                  Division 6 ..................................................      379,702,464             248,100,695
         American General International Growth Fund Division 33 ...............        3,652,817                      --
         American General Large Cap Growth Fund Division 39 ...................        2,853,503                      --
         American General Mid Cap Growth Fund Division 37 .....................        4,050,270                      --
         American General Small Cap Growth Fund Division 35 ...................        3,918,373                      --
         American General International Value Fund Division 34 ................        3,605,760                      --
         American General Large Cap Value Fund Division 40 ....................        2,910,224                      --
         American General Mid Cap Value Fund Division 38 ......................        4,075,640                      --
         American General Small Cap Value Fund Division 36 ....................        3,914,722                      --
         American General Socially Responsible Fund Division 41 ...............        5,309,493                      --
         American General Balanced Fund Division 42 ...........................        5,063,135                      --
         American General High Yield Bond Fund Division 60 ....................        5,092,262                      --
         American General Strategic Bond Fund Division 59 .....................        5,080,063                      --
         American General Domestic Bond Fund Division 43 ......................        1,280,876                      --
         American General Core Bond Fund Division 58 ..........................        5,066,538                      --
         American General Money Market Fund Division 44 .......................        5,082,478                      --
         American General Growth Lifestyle Fund Division 48 ...................        5,021,159                      --
         American General Moderate Growth Lifestyle Fund Division 49 ..........        5,024,332                      --
         American General Conservative Growth Lifestyle Fund Division 50 ......        5,028,970                      --
                  T. Rowe Price Small-Cap Stock Fund Division 51 ..............              139                      --
                                                                                  --------------          --------------
                  Total .......................................................   $3,986,957,094          $1,151,638,796
                                                                                  ==============          ==============

NOTE G -- YEAR 2000 (UNAUDITED)

         VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

         These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation.

         In addition, the Separate Account and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties, as well as contingency plans for any identified risks or shortcomings, to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

         Through December 31, 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred in 1998.

         As of December 31, 1998, VALIC has completed the inventory, assessment, testing, reprogramming and implementation phases of the plan with respect to its critical systems. VALIC believes its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives. However, the Year 2000 issue remains complex and the risks, uncertainties, and unforeseen circumstances associated with the Year 2000 issue could have a material adverse impact on VALIC and the Separate Account.

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                       39
================================================================================


TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, 48 through 51 inclusive, and 58 through 60, inclusive) comprising the Separate Account as of December 31, 1998. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 44 inclusive, divisions 48 through 50 inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of operations and changes in net assets for the period from August 26, 1998 (inception) to December 31, 1998, and for division 51 for which we have audited the statements of operations and changes in net assets for the period from September 22, 1998 (inception) through December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1998, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.




                                                  ERNST & YOUNG LLP



Houston, Texas
February 15, 1999

                                  [VALIC LOGO]

                                 PRINTED MATTER

                     PRINTED IN U.S.A.  VA 9875-1  REV 5/99

         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                       UNITS OF INTEREST UNDER GROUP AND
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                               PORTFOLIO DIRECTOR

      --------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------

                                FORM N-4 PART B

                                  MAY 1, 1999



This Statement of Additional Information is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director dated May 1, 1999 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this Statement of Additional Information have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing the Company, or A.G. Distributors, Inc. ("A.G. Distributors") at 2929 Allen Parkway, Houston, Texas 77019; 1-800-44-VALIC. Prospectuses are also available from regional sales offices of A.G. Distributors or from its registered sales representatives.

                               TABLE OF CONTENTS

General Information.........................................    4
  Marketing Information.....................................    4
  Endorsements and Published Ratings........................    6
Types of Variable Annuity Contracts.........................    8
Federal Tax Matters.........................................    8
  Tax Consequences of Purchase Payments.....................    8
  Tax Consequences of Distributions.........................   10
  Special Tax Consequences -- Early Distribution............   11
  Special Tax Consequences -- Required Distributions........   12
  Tax Free Rollovers, Transfers and Exchanges...............   13
Exchange Privilege..........................................   13
  Exchanges From Independence Plus Contracts................   13
  Exchanges From V-Plan Contracts...........................   14
  Exchanges From SA-1 and SA-2 Contracts....................   15
  Exchanges From Impact Contracts...........................   17
  Exchanges From Compounder Contracts.......................   18
  Information Which May Be Applicable To Any Exchange.......   18
Calculation of Surrender Charge.............................   20
  Illustration of Surrender Charge on Total Surrender.......   20
  Illustration of Surrender Charge on a 10% Partial
     Surrender Followed by a Full Surrender.................   20
Purchase Unit Value.........................................   21
  Illustration of Calculation of Purchase Unit Value........   21
  Illustration of Purchase of Purchase Units................   21
Performance Calculations....................................   21
  AGSPC Money Market Division Yields........................   21
  Calculation of Current Yield for AGSPC Money Market
     Division Six...........................................   21
  Illustration of Calculation of Current Yield for AGSPC
     Money Market Division Six..............................   21
  Calculation of Effective Yield for AGSPC Money Market
     Division Six...........................................   21
  Illustration of Calculation of Effective Yield for AGPSC
     Money Market Division Six..............................   21
Standardized Yield for Divisions Seven, Eight and
  Thirteen..................................................   22
  Calculation of Standardized Yield for Divisions Seven,
     Eight and Thirteen.....................................   22
  Illustration of Calculation of Standardized Yield for
     Divisions Seven, Eight and Thirteen....................   22
  Calculation of Average Annual Total Return................   23
Performance Information.....................................   23
  Hypothetical $10,000 Account Value and Cumulative Return
     as Compared to
     Benchmark Tables.......................................   23
  Performance Compared to Market Indices....................   24
  AGSPC Asset Allocation Division Five Performance Compared
     to S&P 500 Index, Merrill Lynch Corporate and
     Government Master Index and Certificate of Deposit
     Primary Offering by New York City Banks, 30 Day
     Index..................................................   27
  AGSPC Capital Conservation Division Seven Performance
     Compared to Merrill Lynch Corporate Master Index.......   28
  AGSPC Government Securities Division Eight Performance
     Compared to Lehman Brothers U.S. Treasury Composite
     Index..................................................   29
  AGSPC Growth Division Fifteen Performance Compared to S&P
     500 Index..............................................   29
  AGSPC Growth & Income Division Sixteen Performance
     Compared to S&P 500 Index..............................   30
  AGSPC International Equities Division Eleven Performance
     Compared to EAFE Index.................................   30
  AGSPC International Government Bond Division Thirteen
     Performance Compared to Salomon Brothers Non-U.S.
     Dollar World Government Bond Index.....................   31
  AGSPC MidCap Index Division Four Performance Compared to
     S&P MidCap 400 Index...................................   32

  AGSPC Money Market Division Six Performance Compared to
     Certificate of Deposit Primary Offering by New York
     City Banks, 30 Day Index...............................   33
  AGSPC Science & Technology Division Seventeen Performance
     Compared to S&P 500 Index..............................   33
  AGSPC Small Cap Index Division Fourteen Performance
     Compared to Russell 2000 Index.........................   34
  AGSPC Social Awareness Division Twelve Performance
     Compared to S&P 500 Index..............................   34
  AGSPC Stock Index Division Ten Performance Compared to S&P
     500 Index..............................................   35
  Dreyfus Variable Investment Fund -- Small Cap Division
     Eighteen Performance Compared to Russell 2000..........   35
  Templeton Asset Allocation Division Nineteen Performance
     Compared to MSCI World Index, Salomon Brothers World
     Government Bond Index, and Certificate of Deposit
     Primary Offering by New York City Banks, 30 Day
     Index..................................................   36
  Templeton International Division Twenty Performance
     Compared to MSCI World Index...........................   37
Payout Payments.............................................   37
  Assumed Investment Rate...................................   37
  Amount of Payout Payments.................................   37
  Payout Unit Value.........................................   38
  Illustration of Calculation of Payout Unit Value..........   38
  Illustration of Payout Payments...........................   39
Distribution of Variable Annuity Contracts..................   39
Experts.....................................................   39
Comments on Financial Statements............................   40

                              GENERAL INFORMATION



     The Variable Annuity Life Insurance Company (the "Company") is a stock life insurance company organized under the laws of the State of Texas and is engaged primarily in the offering and issuance of fixed and variable retirement annuity contracts and combinations thereof. The Company also is licensed to write life insurance in all states (other than Connecticut) and the District of Columbia, and annuities in all fifty states and the District of Columbia. The Company is an indirectly wholly owned subsidiary of American General Corporation.



     On July 25, 1979, the Company established Separate Account A (the Separate Account) in accordance with the Texas Insurance Code. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "Act").



     Each Division of the Separate Account (except for AGSPC's International Government Bond Fund which is a non-diversified Fund) invests in the shares of a diversified, open-end, management-type investment company registered under the Act, or a portfolio of a diversified, open-end, management investment company registered under the Act. The Separate Account currently is made up of 53 Divisions.



MARKETING INFORMATION


     The Company has targeted not-for-profit organizations as the central focus of its marketing efforts for its Contracts. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." Specifically, the Company's marketing thrust is aimed at individuals and groups associated with public and private schools, colleges and universities, not-for-profit health care organizations, state and local governments and other not-for-profit organizations.


     This marketing concept has proven to be successful. In the aggregate, premium deposits to the Company have grown from $37,000 in 1956 to more than $3.7 billion as of December 31, 1998. The number of aggregate participant accounts has increased from 155,000 accounts in 1980 to more than 1,954,190 accounts as of December 31, 1998. The number of employer groups which have purchased Contracts has increased by 178 percent in the past ten years to more than 28,094 as of December 31, 1998. As of December 31, 1998, the Company was ranked in the top 1 percent of all U.S. life insurance companies with regard to asset size. As of December 31, 1998 the Company's assets totaled more than $39 billion.


     The Company's growth can also be reviewed by examining each market segment the Company targets.


     As of December 31, 1998, the Company was marketing Contracts in more than 10,218 public and private, primary and secondary schools with more than 494,584 participant accounts for employees in public and private schools nationwide. From December 31, 1988 to December 31, 1998, the cash value of investments in these Contracts has increased by 269 percent while the number of public and private school groups in these Contracts increased 97 percent and the number of participant accounts in these Contracts increased by 111 percent.



     The Company has also increased its marketing efforts to colleges and universities. From December 31, 1988 to December 31, 1998, the number of colleges and universities which allow the Company to market Contracts to its faculty and staff members has increased 166 percent and for the same period the number of participant accounts has increased 131 percent. For the same time period cash values for participants have increased 306 percent. As of December 31, 1998, more than 33 percent of United States colleges and universities allow the Company to market Contracts to their faculty and staff members.


     The Company has utilized as the central focus in its marketing to college and university faculty and staff members the theme that the Company is the "Alternative of Choice."


     The Company has also had growth in the healthcare segment of the not-for-profit organization market. From December 31, 1988 to December 31, 1998 Contract cash values have increased 802 percent. During the same period the number of healthcare groups that have purchased these Contracts increased 274 percent and the number of participant accounts increased 727 percent.

     The Company has also experienced growth in contracts sold to state and local governmental groups. From December 31, 1988 to December 31, 1998, Contract cash values for participants in these groups have increased 310 percent. For the same period the number of participant accounts for individuals in these groups in these Contracts increased 229 percent and the number of employer groups has increased 303 percent.

     Additionally, several states have enacted, as an alternative to state administered defined benefit retirement programs, Optional Retirement Plans
(ORPs). A state that sponsors an ORP will select the carriers which will be allowed to participate in the ORP. The Company has been selected as one of the carriers permitted to market Contracts to state employees who elect to participate in the ORP in 28 of the last 31 states to sponsor ORPs as an alternative to a state defined, benefit plan and offers multiple carriers, as of December 31, 1998. From December 31, 1993 to December 31, 1998, in these ORPs the number of participant accounts increased 81 percent and cash values increased 153 percent to nearly $2.7 billion dollars.

     The Company may, from time to time, refer to a general investment strategy known as indexing. Several of the Divisions employ this investment strategy. The Company may compare the performance of these Divisions to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Index, Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index, or any other appropriate market index. The indexes are not managed funds and have no identifiable investment objectives.

     The Company may, from time to time, refer, individually or collectively, to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan, easy Retirement Plan includes: (1) personal, face-to-face service from highly trained VALIC Retirement Planning Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; and (6) a financially strong and stable Company with which to do business.

     The Company may, from time to time refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.

     When presenting the asset allocation process the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may classify investors into five categories based on their personal risk tolerance and will quote various industry experts on which types of investments are best suited to each of the five risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services, Laffer-Cantos, Inc., The Variable Annuity Research & Data Services ("VARDS") Report, Wilson Associates, Morningstar, Inc. and any other expert which has been deemed by the Company to be appropriate. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may also discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, the Company may describe various investment strategies and methods of implementation such as the use of index funds vs. actively managed funds, the use of dollar cost averaging techniques, the tax status of contributions, and the periodic rebalancing of diversified portfolios.

     The Company, in its marketing efforts to each of the market segments, may from time to time design sales literature and material specifically for that market segment, e.g., the health care segment of the not-for-profit organization market. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital. The sales literature and material would address specifically the group's contract and retirement plan.

     The Company, in its marketing efforts, may also refer to the following investment advisers referenced in the Prospectus.

     The Company may, from time to time, refer to The Dreyfus Corporation as adviser for the Dreyfus Small Cap Portfolio (underlying Division Eighteen). Dreyfus has been helping Americans invest for their future with quality mutual funds for more than four decades. In 1994, Dreyfus joined forces with Mellon Bank and the Boston Company to form an investment management organization with over $300 billion in assets under management. Through 10 investment subsidiaries and affiliates, Dreyfus/Mellon Global Asset Management offers a broad array of products and services and a spectrum of investment opportunities designed to provide competitive returns at varying risk levels. Dreyfus, as of December 31, 1998, had approximately $110 billion of assets under management.

     For more than 40 years, the Templeton organization has been a leading investment management company with offices in the U.S., Australia, Bahamas, Canada, Hong Kong, Luxembourg, Singapore, Russia, Scotland and Germany. Templeton is a member of the over $220 billion Franklin Templeton Group with approximately 7 million individual and institutional accounts. The Franklin Templeton Group provides investment management and advisory services to a world-wide client base and maintains a disciplined, long-term approach to value-oriented global and internal investing. Templeton, as of December 31, 1998, had approximately $90 billion in assets under management.

     The Company may, from time to time, refer to T. Rowe Price Associates, Inc. (T. Rowe Price), as subadviser to the AGSPC Science & Technology Fund (underlying Division Seventeen) and the AGSPC Growth Fund (underlying Division Fifteen). T. Rowe Price, one of the nation's leading no-load mutual fund managers, manages money for more than 6 million individual and institutional accounts on the basis of proprietary research and a strict investment discipline developed over 60 years. T. Rowe Price has delivered strong performance for its clients by investing in both large- and small-growth companies which operate in the service sector of the economy, and also by investing in common stocks of companies expected to benefit from the development, advancement and use of science and technology. This includes industries such as telecommunications, computers, software, medical devices and biotechnology. T. Rowe Price, together with its affiliates, as of December 31, 1998, had more than $148 billion of assets under management.

     The Company may, from time to time, refer to the Bankers Trust Company as subadviser to AGSPC Stock Index Fund (underlying Division 10), AGSPC MidCap Index Fund (underlying Division 4), and AGSPC Small Cap Index Fund (underlying Division 14).

     Bankers Trust Company is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation and all of its subsidiaries would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The merger is contingent upon various regulatory approvals. On April 20, 1999, the AGSPC Fund's Board of Directors approved a new investment sub-advisory agreement with Bankers Trust Company, subject to shareholder approval. If the merger is approved and completed, Deutsche Bank AG, as the Sub-Adviser's new parent company, will control the operations of the Sub-Adviser. Bankers Trust believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

     On March 11, 1999, Bankers Trust announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related recordkeeping problems that occurred between 1994 and early 1996. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a

$60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

     As a result of the plea, absent an order from the SEC, Bankers Trust would not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

     The Company may, from time to time, refer in advertisements or sales materials to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. The Company may also refer to other versions of Portfolio Director in advertisements or sales material. The Company may refer to certain aspects of its products such as having a variety of shared mutual funds available as Variable Account Options. Additionally the Company may refer from time to time in advertisements or sales materials to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its groups, Contract Owners and Participants.

     The Company may, from time to time, refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by VALIC Participants to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.

     The Company may from time to time compare the performance of the mutual funds that serve as the investment vehicles for Portfolio Director to the performance of certain market indices. These market indices are described in the "Performance Information" Section of this Statement of Additional Information.

ENDORSEMENTS AND
PUBLISHED RATINGS

     From time to time, in advertisements or in reports to Contract Owners, the Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. The endorser's name will be used only with the endorser's consent. It should be noted that the list of endorsements may change from time to time.

     Also from time to time, the rating of the Company as an insurance company by A. M. Best may be referred to in advertisements or in reports to Contract Owners. Each year the A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's Ratings range from A++ to F. An A++ rating means, in the opinion of A. M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

     In addition, the claims-paying ability of the Company as measured by the Standard and Poor's Ratings Group may be referred to in advertisements or in reports to Contract Owners. A Standard and Poor's insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Standard and Poor's ratings range from AAA to D.

     Further, from time to time the Company may refer to Moody's Investor's Service's rating of the Company. Moody's Investor's Service's financial strength ratings indicate an insurance company's ability to discharge senior policyholder obligations and claims and are based on an analysis of the insurance company and its relationship to its parent, subsidiaries and affiliates. Moody's Investor's Service's ratings range from Aaa to C.

     The Company may additionally refer to its Duff & Phelp's rating. A Duff & Phelp's rating is an assessment of a company's insurance claims paying ability. Duff & Phelp's ratings range from AAA to CCC. An AAA rating reflects that a company has the highest claims paying ability.

     Ratings relate to the claims paying ability of the Company's General Account and not the investment characteristics of the Separate Account.

     The Company may from time to time, refer to Lipper Analytical Services Incorporated ("Lip-per"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger) when discussing the performance of its Divisions. Lipper, Morningstar and CDA/Wiesenberger are leading publishers of statistical data about the investment company industry in the United States.

     Additionally, the Company may compare the performance of the Divisions to categories published by Lipper and Morningstar. The published categories which may be utilized in comparison with the performance of the Divisions include the Morningstar Growth and Income Mutual Fund Category, Morningstar Aggressive Growth Mutual Fund Category, Morningstar Growth Mutual Fund Category, Morningstar International Stock Mutual Fund Category, Lipper Growth and Income Mutual Fund Category, Lipper Small Company Growth Mutual Fund Category, Lipper Growth Mutual Fund Category and Lipper International Mutual Fund Category. Additional Lipper or Morningstar categories may be utilized if they are deemed by the Company relevant to the performance of the Company's Divisions.

     The Company may, from time to time, refer to the VARDS. The VARDS Report offers monthly analysis of the variable annuity industry, including marketing and performance information.

     The Company may, from time to time, refer to Bankers Trust Company's Tactical Asset Allocation Model's historical performance and compare such performance to that of the S&P 500 Index. Neither the Model nor the S&P 500 Index is a managed fund and neither have identifiable investment objectives.

     Finally the Company will utilize as a comparative measure for the performance of its Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

TYPES OF VARIABLE ANNUITY
CONTRACTS

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this Statement of Additional Information relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to any minimum payment requirements under the Contract.

     Under deferred annuity contracts, Purchase Payments are invested and accumulate on a fixed or variable basis until the date the Contract Owner selects to commence annuity payments.

     Under immediate annuity Contracts, the first annuity payment is made on the first day of the second month after the Purchase Payment is received. During the period before the Annuity Date, the Purchase Payments are invested in the same manner, and the other terms and conditions (including the options and rights of Contract Owners, Annuitants and Beneficiaries) are the same under immediate annuity Contracts as under deferred annuity Contracts.

     The Contracts are non-participating and will not share in any of the profits of the Company.

FEDERAL TAX MATTERS

     This Section summarizes the major tax consequences of contributions, payments, and withdrawals under Portfolio Director, during life and at death.

TAX CONSEQUENCES OF PURCHASE PAYMENTS

     403(b) Annuities. Purchase Payments made by Section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax limitations. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions.

     Your voluntary salary reduction contributions are generally limited to the lesser $10,000 ($9,500 before 1998), although additional, "catch-up" contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the smallest of: $30,000; approximately 25% of salary; or an exclusion allowance which takes into account a number of factors. In addition, after 1988 employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.

     401(a) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee generally are made on an after-tax basis, unless eligible for pre-tax treatment by reason of Sections 401(k) or 414(h).

     408(b) Individual Retirement Annuities ("408(b) IRAs"). Annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and generally fully deductible only by individuals who:

 (i) are not active participants in another retirement plan, and are not married;

 (ii) are not active participants in another retirement plan, are married, but either (a) the spouse is not an active participant in another retirement plan; or (b) the spouse is an active participant, but the couple's adjusted gross income does not exceed $150,000.

(iii) are active participants in another retirement plan, are unmarried, and have adjusted gross income of $31,000 or less ($30,000 or less prior to 1998; adjusted upward for inflation after 1998); or

(iv) are active participants in another retirement plan, are married, and have adjusted gross income of $51,000 or less ($50,000 for 1998, $40,000 or less prior to 1998; adjusted upward for inflation after 1998).

     Active participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a nonworking spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year.

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

 (i) the lesser of $2,000 ($4,000 for you and your spouse's IRA) or 100% of compensation, over

(ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A "Roth" Individual Retirement Annuities ("408A "Roth" IRAs"). After 1997, annual nondeductible contributions for 408A "Roth" IRA Contracts are limited to the lesser of $2,000 or 100% of compensation, and may be made only by individuals who:

(i) are unmarried and have adjusted gross income of $95,000 or less; or

(ii) are married and filing jointly, and have adjusted gross income of $150,000 or less.

The available nondeductible 408A "Roth" IRA contribution is reduced proportionately to zero where adjusted gross income exceeds the limit in (i) by $15,000 or less, or the limit in (ii) by $10,000 or less. Similarly, individuals who are married and filing separately and whose adjusted gross income is less than $15,000 may make a contribution to a Roth IRA of a portion of the otherwise applicable $2,000 or 100% of compensation limit.

     All contributions to 408(b) IRAs, traditional nondeductible IRAs and 408A "Roth" IRAs must be aggregated for purposes of the $2,000 annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who: (i) perform services for the government unit, and (ii) belong to a select group of management or highly compensated employees and/or independent contractors.

     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. If the program is an eligible deferred compensation plan (an "EDCP"), in 1999 you may contribute (and defer tax on) the lesser of $8,000 (indexed for inflation) or 33 1/3% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additional, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age.

     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan participants, although certain Contracts may remain subject to the claims of the employer's general creditors until 1999. The employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.

     Simplified Employee Pension Plan ("SEP") Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income, and after 1993 cannot exceed the lesser of $30,000 or 15% of your compensation.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions may not exceed $100,000 per year. This limit is indexed and may be included in future years. These salary reduction contributions may not exceed $7,000, indexed for inflation in later years. Such plans if established by December 31, 1996, may still allow employees to make these contributions.

     SIMPLE IRA. Employer and employees contributions under a SIMPLE Retirement Account Plan are made to a separate individual retirement account or annuity for each employee. Employee salary reduction contributions cannot exceed $6,000 in any year. Employer contributions can be a matching or a nonelective contribution of a percentage as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Unfunded Deferred Compensation Plans. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded, deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private taxable employers that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

     Non-Qualified Contracts. Purchase Payments made under Non-Qualified Contracts are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit Value of a Non-Qualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons, however, are currently taxable on any increase in the Purchase Unit Value attributable to Purchase Payments made after February 28, 1986 to such Contracts.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Voluntary salary reduction amounts accumulated after December 31, 1988, and earnings on voluntary contributions before and after that date, may not be distributed before one of the following:

(1) attainment of age 59 1/2;

(2) separation from service;

(3) death;

(4) disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a section 403(b)(7) custodial account other than rollover contributions.

     Distributions are taxed as ordinary income to the recipient in accordance with Section 72.

     401(a) and 403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be subject to special 5-year or 10-year income averaging treatment. Five-year forward averaging is unavailable for distributions occurring after December 31, 1999. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986.

     408(b) IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from an IRA to a Roth IRA, and conversions of an IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. Such rollovers of conversions completed in 1998 are generally eligible for pro-rata federal income taxation over four years. Individuals with adjusted gross income over $100,000 are generally ineligible for such conversions, regardless of marital status, as are married individuals who file separately.

     408A "Roth" IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death, disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to taxpayer's first 408A "Roth" IRA. A later date may apply to distributions from a Roth IRA which contains one or more rollover contributions from a traditional IRA, to determine if the distribution is qualified distribution. Qualified distributions may be subject to state income tax in some states. Other distributions are generally taxable to the extent that the distribution exceeds purchase payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which are paid or otherwise made available to the recipient.

     Non-Qualified Contracts. Partial redemptions from a Non-Qualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a Non-Qualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a Non-Qualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owners's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, such individuals generally are entitled to deduct the unrecovered amount on their final tax return.

SPECIAL TAX CONSEQUENCES -- EARLY
DISTRIBUTION

     403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and SIMPLE IRAs. Taxable distributions received before the recipient attains age
59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

(1) death;

(2) disability;

(3) separation from service after a participant reaches age 55 (only applies to 403(b), 401(a) 403(a));

(4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary), and

(5) distributions which do not exceed the employee's tax deductible medical expenses for the taxable year of receipt.

Separation from service is not required for distributions from an IRA, SEP or SIMPLE IRA under #4 above. Certain distributions from a SIMPLE IRA within two years after first participating in the plan may be subject to a 20% penalty, rather than a 10% penalty.

Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

(6) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer, and

(7) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild, and

(8) distributions to cover certain medical care or long term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A "Roth" IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax as other IRAs. Distributions of rollover or conversion contributions from an IRA which are not qualified distributions, may be subject to additional penalty taxes.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only for unforeseeable emergencies, or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Non-Qualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a Non-Qualified Contract, unless the distribution is:

(1) to a Beneficiary on or after the Contract Owner's death;

(2) upon the Contract Owner's disability;

(3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary;

(4) made under an immediate annuity contract, or

(5) allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED
DISTRIBUTIONS

     403(b) Annuities. Generally, minimum required distributions must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period that does not exceed the life or life expectancies of the Participant (or lives or joint life expectancies of the Participant and Beneficiary). The minimum amount payable can be determined several different ways. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.

     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

(i)  must begin to be paid when Participant attains age 75; and

(ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

The 50% rule will not apply if a Participant's spouse is the joint annuitant. Notwithstanding these pre-January 1, 1987 rules the entire contract balance must meet the minimum distribution incidental benefit requirement of Section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant and in effect at the time of death.

     A participant generally may aggregate his or her 403(b) contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the plan, contract, or account otherwise provides.

     401(a) and 403(a) Qualified Plans. Minimum distribution requirements for Qualified Plans, are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     408(b) IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

(1) there is no exception for pre-1987 amounts; and

(2) there is no available postponement, past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A participant generally may aggregate his or her IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     408A "Roth" IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a) and 403(a) Qualified Plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A "Roth" IRAs during the owner's lifetime, but generally do apply at the owner's death.

     A participant generally may aggregate his or her Roth IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such contracts or accounts, unless the contract or account otherwise provides.

     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCP's are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.

     Non-Qualified Contracts. Non-Qualified Contracts do not require commencement of distributions at any particular time during the Owner's lifetime, provided that the Owner is a natural person, and generally do not limit the duration of annuity payments.

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as under the method elected by the Participant at the time of death.

TAX-FREE ROLLOVERS, TRANSFERS AND
EXCHANGES

     403(b) Annuities. Tax free transfers between 403(b) annuity contracts and/or 403(b)(7) custodial accounts, and tax-free rollovers from 403(b) programs to 408(b) IRAs or other 403(b) programs, are permitted under certain circumstances.

     401(a) and 403(a) Qualified Plans. The taxable portion of certain distributions may be transferred in a tax-free rollover to an 408(b) individual retirement account or annuity, or to another such plan.

     408(b) IRAs. Funds may be transferred tax-free to an 408(b) IRA Contract in a tax-free rollover, from a 403(b) Annuity, or 401(a) or 403(a) Qualified Plan, under certain conditions. These amounts may subsequently be rolled over on a tax-free basis to another such plan or 403(b) Annuity Contract from this "conduit" IRA. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any twelve-month period.

     408A "Roth" IRAs. Funds may be transferred over tax-free from one 408A "Roth" IRA to another. Funds in a 408(b) IRA may be rolled in a taxable transaction to a 408A "Roth" IRA by individuals who:

 (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

(ii) are not married filing separately.

     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A "Roth" IRAs, and may be subject to further modification by Congress. You should consult your tax advisor regarding the application of these rules.

     SEPs. Funds may be rolled over tax free from one SEP only to another SEP or 408(b) IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP.

     Unfunded Deferred Compensation Plans. Tax-free transfers or rollovers are not allowed from these plans.

     Non-Qualified Contracts. Certain of the Non-Qualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. The exchange of one annuity contract for another is a tax-free transaction under Section 1035, but is reportable to the IRS.

EXCHANGE PRIVILEGE

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. These other contracts are listed in the prospectus. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

EXCHANGES FROM INDEPENDENCE PLUS
CONTRACTS

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the Account Value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the Variable Subaccounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus)

     Investment Options. Under Independence Plus Contracts ten divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of the Series Company portfolio. The ten mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. In addition, two fixed investment options are available. Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed either by the Company, the Dreyfus Corporation, or Templeton Investment Counsel Inc. for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Two fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years on a fixed basis only. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years on a fixed basis only. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Up to 10% of the account value may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charges on an election of the no charge systematic withdrawal method, and where an employee-participant has maintained the account for a period of five years and has attained the age 59 1/2. (See "Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Direc-tor. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS VA CONTRACTS)

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk

Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)

     Investment Options. Under SA-1 and SA-2 Contracts only one division of VALIC Separate Account A is available as a variable investment alternative. This division invests in a portfolio of the Series Company. This portfolio is managed by the Company for advisory fees at an annual rate of .29% of the portfolio's average daily net assets. (Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by either the Company, The Dreyfus Corporation, or Templeton Investment Counsel Inc., for advisory fees at annual rates ranging from .28% to .90% of each portfolio's or mutual fund's average daily net assets. Additionally, two fixed investment options are available under Portfolio Director.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. (See "Exceptions to Surrender Charge" in the prospectus.) For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into a Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in the prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)

     Investment Options. Under the Impact Contract five divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of the Series Company portfolio. The five mutual funds are managed by the Company for advisory fees at annual rates ranging from .28% to .50% of each respective portfolio's average daily net assets. Under Portfolio Director, sixteen divisions of VALIC Separate Account A are available, thirteen of which invest in a different investment portfolio of the Series Company and three divisions of which invest in other mutual fund portfolios. These mutual fund portfolios are managed by either the Company, The Dreyfus Corporation, or Templeton Investment Counsel Inc., for advisory fees at annual rates ranging from .29% to .90% of each portfolio's or mutual fund's average daily net assets. In addition, two fixed investment options are available under Portfolio Director.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years on a fixed basis only. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. Impact Contracts and the Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first. (See "Surrender Charge" in the prospectus.)

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance fee of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administra-tive expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. (See "Reduction or Waiver of Account Maintenance Fee, Surrender, Mortality and Expense Risk Fee or Administration and Distribution Fee Charges" in this prospectus.) To cover expenses not covered by the account maintenance fee and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 1.00% to 1.25%, depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" in the prospectus.)

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under the Portfolio Director provides for a designated period of 5 and 30 years on a fixed basis only. Portfolio Director does not provide for commutation. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION WHICH MAY BE APPLICABLE TO
ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from one of the Company's Regional Offices listed on the inside back cover of this prospectus.

     To satisfy a Federal tax law requirement, non-spouse beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

                        CALCULATION OF SURRENDER CHARGE

     The surrender charge is discussed in the Prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

              ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER
     Example 1.
                              TRANSACTION HISTORY

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/93..........................  Purchase Payment                                     $10,000
2/1/94..........................  Purchase Payment                                       5,000
2/1/95..........................  Purchase Payment                                      15,000
2/1/96..........................  Purchase Payment                                       2,000
2/1/97..........................  Purchase Payment                                       3,000
2/1/98..........................  Purchase Payment                                       4,000
7/1/98..........................  Total Purchase Payments (Assumes
                                  Account Value is $50,000)                             39,000

    Surrender Charge is lesser of (a) or (b):

 a.   Surrender Charge calculated on 60 months of Purchase Payments
      1.   Surrender Charge against Purchase Payment of 2/1/93.........   $    0
      2.   Surrender Charge against Purchase Payment of 2/1/94 (0.05 X
           $5,000).....................................................   $  250
      3.   Surrender Charge against Purchase Payment of 2/1/95 (0.05 X
           $15,000)....................................................   $  750
      4.   Surrender Charge against Purchase Payment of 2/1/96 (0.05 X
           $2,000).....................................................   $  100
      5.   Surrender Charge against Purchase Payment of 2/1/97 (0.05 X
           $3,000).....................................................   $  150
      6.   Surrender Charge against Purchase Payment of 2/1/98 (0.05 X
           $4,000).....................................................   $  200
           Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 +
           5 + 6)......................................................   $1,450

 b.   Surrender Charge calculated on the excess over 10% of the Account
      Value at the time of surrender:
      Account Value at time of surrender                $ 50,000
      Less 10% not subject to Surrender Charge            -5,000
                                                            -----------
      Subject to Surrender Charge                             45,000
                                                               X    .05
                                                            -----------
      Surrender Charge based on Account
      Value           $   2,250 .......................................   $2,250

 c.   Surrender Charge is the lesser of a or b.........................   $1,450

 ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A FULL
                                   SURRENDER
     Example 2.
                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

              DATE                                    TRANSACTION                       AMOUNT
              ----                                    -----------                       ------
2/1/93..........................  Purchase Payment                                     $10,000
2/1/94..........................  Purchase Payment                                       5,000
2/1/95..........................  Purchase Payment                                      15,000
2/1/96..........................  Purchase Payment                                       2,000
2/1/97..........................  Purchase Payment                                       3,000
2/1/98..........................  Purchase Payment                                       4,000
7/1/98..........................  10% Partial Surrender (Assumes                         3,900
                                  Account Value is $39,000)
8/1/98..........................  Full Surrender                                        35,100

     a. Since this is the first partial surrender in this participant year, calculate the excess over 10% of the value of the Purchase Units

       10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 - $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 X .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 X (0.05) = $1,450.

                              PURCHASE UNIT VALUE

     The calculation of Purchase Unit value is discussed in the Prospectus under "Purchase Period." The following illustrations show a calculation of a new Unit value and the purchase of Purchase Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.

    1. Purchase Unit value, beginning of period.................  $  1.800000
    2. Value of Fund share, beginning of period.................  $ 21.200000
    3. Change in value of Fund share............................  $   .500000
    4. Gross investment return (3)/(2)..........................      .023585
    5. Daily separate account*..................................      .000027
            * Mortality and Expense Risk Fee and Administration
              and Distribution fee of 1% per annum used for
              illustrative purposes.
    6. Net investment return (4)-(5)............................      .023558
    7. Net investment factor 1.000000+(6).......................     1.023558
    8. Purchase Unit value, end of period (1)X(7)...............  $  1.842404

ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

     Example 4.

    1. First Periodic Purchase Payment..........................  $    100.00
    2. Purchase Unit value on effective date of purchase (see
       Example 3)...............................................  $  1.800000
    3. Number of Purchase Units purchased (1)/(2)...............       55.556
    4. Purchase Unit value for valuation date following purchase
       (see Example 3)..........................................  $  1.842404
    5. Value of Purchase Units in account for valuation date
    following
       purchase (3)X(4).........................................  $    102.36

                            PERFORMANCE CALCULATIONS

                       AGSPC MONEY MARKET DIVISION YIELDS
        CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX
                           7-Day Current Yield: 3.64%
ILLUSTRATION OF CALCULATION OF CURRENT YIELD FOR AGSPC MONEY MARKET DIVISION SIX

     Example 5.

     The current yield quotation above is based on the seven days ended December 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by 365/7.

       CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION SIX
                          7-Day Effective Yield: 3.71%
 ILLUSTRATION OF CALCULATION OF EFFECTIVE YIELD FOR AGSPC MONEY MARKET DIVISION
                                      SIX

     Example 6.

     The effective yield quotation above is based on the seven days ended December 31, 1998, the date of the most recent balance sheet included in the registration statement ("base period"). It is com-puted by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Purchase Unit at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

           STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN

   CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND THIRTEEN

                                                               DIV 7         DIV 8         DIV 13
                                                              --------      --------      --------
Standardized Yield..........................................   5.24%         4.82%         3.28%

ILLUSTRATION OF CALCULATION OF STANDARDIZED YIELD FOR DIVISIONS SEVEN, EIGHT AND
                                    THIRTEEN

     Example 7.

     The standardized yield quotation based on a 30-day period ended December 31, 1998, the date of the most recent balance sheet of the Registrant included in the registration statement is computed by dividing the net investment income per Purchase Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                         YIELD = 2 [( a - b + 1)6 - 1]
                                         cd

     Where:

                 a  =  net investment income earned during the period by the Fund attributable to shares owned by the Division

                 b =   expenses accrued for the period (net of reimbursements)

                 c  =  the average daily number of Purchase Units outstanding during the period

                 d =   the maximum offering price per Purchase Unit on the last day of the period

     Yield on each Division is earned from dividends declared and paid by the Fund, which are automatically reinvested in Fund shares.

                   CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average Annual Total Return quotations for the 1, 3, 5, and 10 year periods ended December 31, 1998, the date of the most recent balance sheet included in this registration statement, are computed by finding the average annual com-

pounded rates of over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P (1+T)n = ERV

     Where:

                 P     = a hypothetical initial Purchase Payment of $1,000
                 T     = average annual total return
                 n     = number of years
                 ERV =   redeemable value at the end of the 1, 3, 5 or 10 year
                         periods of a hypothetical $1,000 Purchase Payment made at
                         the beginning of the 1, 3, 5, or 10 year periods (or
                         fractional portion thereof)

     The Company may advertise standardized average annual total return which, includes the surrender charge of up to 5% of Gross Purchase Payments received during the most recent 60 months as well as non-standardized average annual total returns which does not include a surrender charge or maintenance fee.

     There is no sales charge for reinvested dividends. All recurring fees have been deducted. For fees which vary with the account size, an account size equal to that of the median account size has been assumed. Ending redeemable value has been determined assuming a complete redemption at the end of the 1, 3, 5 or 10 year period and deduction of all nonrecurring charges at the end of each such period.

                            PERFORMANCE INFORMATION

HYPOTHETICAL $10,000 ACCOUNT VALUE AND
CUMULATIVE RETURN AS COMPARED TO BENCHMARKS TABLES.

     The following tables show the Hypothetical $10,000 Account Value and Cumulative Return for each Division as compared to the benchmarks shown.

     These performance calculations for the Divisions, and the methods used for calculating them, are explained in the prospectus. (See "How To Review Investment Performance of Separate Account Divisions" and "Variable Account Options" in the prospectus.)

     These tables compare hypothetical investment performance and percentage changes in Purchase Unit values with the results of several benchmarks, representing unmanaged market indices. The performance information has been adjusted to reflect mortality and expense risk fees and administration and distribution fees, net of any expense reimbursements from Dreyfus Small Cap. Surrender charges, maintenance fees and premium taxes are not deducted. The effect of these charges is to reduce total return to a Contract Owner. The comparisons should be considered in light of the investment policies and objectives of the Funds. Rates of return for the Divisions include reinvestment of investment income, including capital gains, interest and dividends. The rates of return on the market indices also have been adjusted to reflect reinvestment of interest and dividends.

     Price returns for the market indices are calculated by subtracting the price level at the beginning of the year from the price level at the end of the year and dividing the difference by the price level at the beginning of the year. To calculate dollar values for the indices' Hypothetical $10,000 Account Value presentation, price index values were substituted for Unit values in the calculation described in the prospectus, and where applicable, dividend yields were then added to determine the total returns applied in the dollar value calculations. Similarly, to calculate Cumulative Return for the indices, the Cumulative Return calculation described in the prospectus for Unit values of the Divisions is used, substituting the Hypothetical $10,000 Account Value at the end of each year for the Purchase Unit Value. No sales load, administrative charges, or any other expenses have been deducted from the index calculations.

     Additionally, the performance of a Division may from time to time be compared with other Indexes which have been deemed by the Company relevant to the Division.

     These benchmarks do not reflect any charges for investment advisory fees, brokerage commissions or other fees and expenses of the type charged at either the Separate Account or Fund level. Therefore, the comparisons with these benchmarks are of limited use.

     THE PERFORMANCE RESULTS SHOWN IN THIS SECTION ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR PARTICIPANT.

PERFORMANCE COMPARED TO MARKET INDICES

     The performance of AGSPC Asset Allocation Division Five may be compared to a benchmark comprised of a weighted average of three market sectors in which the Division, through the AGSPC Asset Allocation Fund, will invest. The base allocation is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. The Division's actual asset allocation is determined daily by the Bankers Trust Asset Allocation Model. The performance of the equity securities sector of the Division may be compared to the S&P 500(R) Index. The performance of the intermediate or long-term debt securities sector may be compared to the Merrill Lynch Corporate and Government Master Index. The Merrill Lynch Corporate and Government Master Index consists of an index of approximately 5,000 corporate and government bond holdings. The average maturity of these corporate bond holdings is approximately 10 years. The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

     The performance of AGSPC Capital Conservation Division Seven may be compared to the Merrill Lynch Corporate Master Index. The Merrill Lynch Corporate Master Index consists of an index of approximately 4,300 corporate bond holdings of which assets are rated AAA to BBB-. The average years to maturity of these corporate bond holdings are approximately 12 years.

     Performance of AGSPC Government Securities Division Eight may be compared to the Lehman Brothers U.S. Treasury Composite Index. The Lehman Brothers U.S. Treasury Composite Index consists of an index of approximately 170 government Treasury securities issues with all such issues having a maturity of greater than one year.

     The performance of AGSPC Growth Division Fifteen, the AGSPC Growth & Income Division Sixteen, AGSPC Social Awareness Division Twelve, the AGSPC Science & Technology Division Seventeen and the AGSPC Stock Index Division Ten, may be compared to the record of the Standard & Poor's(R) Corporation ("S&P(R)")* Composite Stock Price Index ("S&P 500 Index"). The S&P 500(R) Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 73% of the market capitalization of the United States equity market. The index is an unmanaged weighted index of 500 industrial, transportation, utility and financial companies.

     The performance of AGSPC International Equities Division Eleven may be compared to the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index, which commenced in 1969, is an unmanaged stock index consisting of approximately 1,100 companies from Europe, Australia and the Far East. The index is capitalization weighted. It is a well known measure for international stock performance. Total returns (with income reinvested) for the EAFE Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign inves-

---------------

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "S&P MidCap 400(R)" are trademarks of Standard and Poor's ("S&P"). Neither the AGSPC MidCap Index Fund nor the AGSPC Stock Index Fund is sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in these Funds.

tors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method.

     The performance of the AGSPC International Government Bond Fund Division Thirteen may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon Index"). Total returns with income reinvested for the Salomon Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The Salomon Index is an unmanaged aggregate index composed of 667 issues from sixteen foreign countries. These countries include Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Spain, Sweden, Switzerland and the United Kingdom.

     The performance of AGSPC MidCap Index Division Four may be compared to the record of the S&P MidCap 400 Index. The S&P MidCap 400 Index was developed in 1991 by S&P to track the stock market performance of medium-capitalization domestic stocks. The S&P MidCap 400 Index is market weighted and consists of 400 stocks of domestic companies having a median market capitalization of approximately $1.998 billion. Stocks included in the S&P MidCap 400 Index are chosen on the basis of their market size, liquidity and industry group representation. No stocks included in the S&P 500 Index are included in the S&P MidCap 400 Index.

     The performance of AGSPC Money Market Division Six may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. The index is a money market index which reflects the average rate paid by New York Banks on certificates of deposit of more than $100,000. The Index for 30 days is published daily.

     The performance of the AGSPC Small Cap Index Division Fourteen and the Dreyfus Small Cap Division Eighteen may be compared with the Russell 2000(R) Index ("Russell 2000").** The Russell 2000 was developed in 1984 by the Frank Russell Company to track the stock market performance of small capitalization domestic stocks. The Russell 2000 is market weighted and consists of approximately 2000 stocks. Stocks included in the Russell 2000 are chosen by the Frank Russell Company on the basis of their market size.

     The performance of the Templeton Asset Allocation Division Nineteen may be compared to a benchmark comprised of a weighted average of three market sectors. The base allocation of the index is: 55% in equity securities, 35% in intermediate or long-term debt securities and 10% in money market or short-term debt securities. There are no minimum or maximum percentages as to the amount of the fund's assets which may be invested in each of the market segments. The performance of the equity securities sector of the Division may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). The performance of the intermediate or long-term debt securities sector may be compared to the Salomon Brothers Non-US Dollar World Government Bond Index ("Salomon World Index"). The performance of the money market or short-term debt securities sector may be compared to the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index. Total returns (with income reinvested) for the MSCI World Index and the Salomon World Index are published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with these indexes using the second method. The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1,500 issues from 22 countries as well as certain South African gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Salomon World Index is an unmanaged aggregate index composed of approximately 667 issues from

---------------

** The Russell 2000(R) Index is a trademark/service mark of the Frank Russell
   Trust Company. Russell TM is a trademark of the Frank Russell Company.

sixteen countries. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Ireland, Germany, Italy, Japan, The Netherlands, Spain, Sweden, Switzerland, and the United Kingdom.

     The performance of the Templeton International Division Twenty may be compared to the Morgan Stanley Capital International World Index ("MSCI World Index"). Total returns (with income reinvested) for the MSCI World Index is published using two methods. The first method includes gross income (income earned without subtracting foreign income taxes which may be withheld from foreign investors). The second method includes net income (income earned after subtracting estimated foreign taxes). The Division currently compares its performance with the index using the second method. The MSCI World Index is an unmanaged capitalization weighted index consisting of more than 1,500 issues from 22 countries as well as certain South African gold mining issues. The countries include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The Account Value of an assumed $10,000 investment in each of the Divisions is shown in table form below. This will reflect a deduction for separate account fees (mortality and expense risk fees plus administration and distribution fees minus any applicable reimbursements) and underlying fund charges. This will not reflect any deduction for account maintenance fees, surrender charges and premium taxes. These charges would further reduce your return. See "How to Review Investment Performance of Separate Account Divisions" in the prospectus for information about how these returns were calculated as well as Standard Average Annual Total Return information that reflects the deduction of all separate account fees and charges.

AGSPC Asset Allocation* Division Five Performance Compared to S&P 500 Index, Merrill Lynch Corporate and Government Master Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989

                        ASSET ALLOCATION                            S&P 500     BLENDED
                         DIVISION FIVE                               INDEX      INDEX**
----------------------------------------------------------------    -------     -------
01/01/89..............................................   10,000      10,000      10,000
12/31/89..............................................   11,581      13,169      12,311
12/31/90..............................................   11,189      12,760      12,583
12/31/91..............................................   13,442      16,647      15,458
12/31/92..............................................   13,212      17,915      16,579
12/31/93..............................................   14,294      19,721      18,186
12/31/94..............................................   13,967      19,982      18,186
12/31/95..............................................   17,255      27,490      23,167
12/31/96..............................................   18,979      33,804      26,372
12/31/97..............................................   23,040      45,081      32,159
12/31/98..............................................   26,999      57,966      38,548

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      10 YEARS   5 YEARS    3 YEARS     1 YEAR
                                                      --------   -------    -------     ------
Investment Division***
     AGSPC Asset Allocation Division Five...........   169.99%     88.88%     56.47%     17.19%
Benchmark Comparison
     S&P 500 Index..................................   479.66%    193.93%    110.86%     28.58%
     Blended Index**................................   285.48%    111.96%     66.39%     19.87%

---------------

  * The AGSPC Asset Allocation Fund was formerly known as the Timed Opportunity Fund.

 ** The Blended Index reflects an allocation of investments in the following
    Indexes: 55% of investments included in the S&P 500 Index, 35% of investments included in the Merrill Lynch Corporate and Government Master Index, and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index.

*** This Division was initiated on September 6, 1983.

AGSPC Capital Conservation Division Seven Performance Compared to Merrill Lynch Corporate Master Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989

                                                                                MERRILL LYNCH
                        CAPITAL CONSERVATION                                   CORPORATE MASTER
                           DIVISION SEVEN                                           INDEX
---------------------------------------------------------------------          ----------------
01/01/89...................................................  $10,000               $10,000
12/31/89...................................................   11,063                11,411
12/31/90...................................................   10,922                12,253
12/31/91...................................................   12,669                14,487
12/31/92...................................................   13,626                15,808
12/31/93...................................................   15,108                17,773
12/31/94...................................................   14,044                17,176
12/31/95...................................................   16,795                20,882
12/31/96...................................................   16,920                21,590
12/31/97...................................................   18,187                23,832
12/31/98...................................................   19,333                25,910

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                   10 YEARS     5 YEARS     3 YEARS     1 YEAR
                                                   --------     -------     -------     ------
Investment Division*
     AGSPC Capital Conservation Division Seven...   93.33%      27.96%      15.11%      6.30%
Benchmark Comparison
     Merrill Lynch Corporate Master Index........  159.10%      45.78%      24.08%      8.72%

---------------
* This Division was initiated on January 16, 1986.

AGSPC Government Securities Division Eight Performance Compared to Lehman Brothers U.S. Treasury
Composite Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989

                        GOVERNMENT SECURITIES                                   U.S. TREASURY
                           DIVISION EIGHT                                      COMPOSITE INDEX
---------------------------------------------------------------------          ---------------
01/01/89...................................................  $10,000               $10,000
12/31/89...................................................   11,103                11,435
12/31/90...................................................   11,648                12,419
12/31/91...................................................   13,231                14,327
12/31/92...................................................   14,044                15,363
12/31/93...................................................   15,406                17,013
12/31/94...................................................   14,567                16,430
12/31/95...................................................   16,943                19,445
12/31/96...................................................   17,095                19,984
12/31/97...................................................   18,433                21,876
12/31/98...................................................   19,883                24,081

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                  10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                  --------     -------      -------       ------
Investment Division*
     AGSPC Government Securities Division
       Eight.................................       98.83%       29.06%       17.35%        7.86%
Benchmark Comparison
     U.S. Treasury Composite Index...........      140.81%       41.55%       23.84%       10.08%

---------------
* This Division was initiated on January 16, 1986.

AGSPC Growth Division Fifteen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994

                               GROWTH                                          S&P 500
                          DIVISION FIFTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   10,018            10,407
12/31/95...................................................   14,667            14,318
12/31/96...................................................   17,333            17,606
12/31/97...................................................   20,765            23,480
12/31/98...................................................   24,286            30,191

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                                SINCE
                                                              INCEPTION    3 YEARS      1 YEAR
                                                              ---------    -------      ------
Investment Division*
     AGSPC Growth Division Fifteen..........................    142.86%      65.59%      16.96%
Benchmark Comparison
     S&P 500 Index..........................................    201.91%     110.86%      28.58%

---------------

* This Division was initiated on April 29, 1994.

AGSPC Growth & Income Division Sixteen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994

                           GROWTH & INCOME                                     S&P 500
                          DIVISION SIXTEEN                                      INDEX
---------------------------------------------------------------------          --------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................    9,932            10,407
12/31/95...................................................   12,966            14,318
12/31/96...................................................   15,831            17,606
12/31/97...................................................   19,409            23,480
12/31/98...................................................   22,012            30,191

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                              SINCE
                                                            INCEPTION     3 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Growth & Income Division Sixteen...............    120.12%       69.77%       13.41%
Benchmark Comparison
     S&P 500 Index........................................    201.91%      110.86%       28.58%

---------------

* This Division was initiated on April 29, 1994.

AGSPC International Equities Division Eleven Performance Compared to EAFE Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989

                         INTERNATIONAL EQUITIES                                         EAFE
                            DIVISION ELEVEN                                             INDEX
------------------------------------------------------------------------            -------------
10/02/89.................................................  $      10,000            $      10,000
12/31/89.................................................         10,284                   10,467
12/31/90.................................................          8,134                    8,013
12/31/91.................................................          8,952                    8,984
12/31/92.................................................          7,671                    7,891
12/31/93.................................................          9,864                   10,460
12/31/94.................................................         10,545                   11,274
12/31/95.................................................         11,565                   12,537
12/31/96.................................................         12,229                   13,295
12/31/97.................................................         12,373                   13,532
12/31/98.................................................         14,546                   16,237

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                        SINCE
                                                      INCEPTION    5 YEARS     3 YEARS      1 YEAR
                                                      ---------    -------     -------      ------
Investment Division*
     AGSPC International Equities Division Eleven...    45.46%       47.47%      25.78%      17.57%
Benchmark Comparison
     EAFE Index.....................................    62.37%       55.23%      29.52%      20.00%

---------------

* This Division was initiated on October 2, 1989.

AGSPC International Government Bond Division Thirteen Performance Compared to Salomon Brothers
Non-U.S. Dollar World Government Bond Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                                                                SALOMON BROS.
                                                                               NON-U.S. DOLLAR
                                                                                    WORLD
                    INTERNATIONAL GOVERNMENT BOND                                GOVERNMENT
                          DIVISION THIRTEEN                                      BOND INDEX
---------------------------------------------------------------------          ---------------
10/01/91...................................................  $10,000               $10,000
12/31/91...................................................   10,905                11,042
12/31/92...................................................   11,128                11,540
12/31/93...................................................   12,583                13,246
12/31/94...................................................   13,014                13,999
12/31/95...................................................   15,308                16,692
12/31/96...................................................   15,822                17,331
12/31/97...................................................   14,906                16,568
12/31/98...................................................   17,280                19,497

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      SINCE
                                                    INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                    ---------     -------      -------       ------
Investment Division*
     AGSPC International Government Bond Division
       Thirteen...................................    72.80%        37.32%       12.88%       15.92%
Benchmark Comparison
     Salomon Bros. Non-U.S. Dollar World
       Government Bond Index......................    94.97%        47.19%       16.80%       17.68%

---------------

* This Division was initiated on October 1, 1991.

AGSPC MidCap Index Division Four Performance Compared to S&P MidCap 400 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 1, 1991

                                                                                  S&P
                                                                                 MIDCAP
                         MIDCAP INDEX                              S&P 500        400
                        DIVISION FOUR                               INDEX        INDEX
--------------------------------------------------------------     --------     --------
10/01/91............................................  $10,000      $10,000      $10,000
12/31/91............................................   11,163       10,838       11,229
12/31/92............................................   12,143       11,664       12,566
12/31/93............................................   13,574       12,840       14,320
12/31/94............................................   12,936       13,009       13,806
12/31/95............................................   16,718       17,898       18,078
12/31/96............................................   19,661       22,009       21,557
12/31/97............................................   25,648       29,351       28,506
12/31/98............................................   30,214       37,739       33,947

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                       SINCE
                                                    INCEPTION**    5 YEARS     3 YEARS      1 YEAR
                                                    -----------    --------    --------    --------
Investment Division*
     AGSPC MidCap Index Division Four...........      202.14%      122.59%      80.73%      17.80%
Benchmark Comparison
     S&P 500 Index..............................      277.39%      193.93%     110.86%      28.58%
     S&P MidCap 400 Index.......................      239.47%      137.07%      87.79%      19.09%

---------------

 * Effective October 1, 1991, the Capital Accumulation Fund changed its name to the MidCap Index Fund and revised its investment objective, investment program and investment restrictions accordingly, pursuant to contract owner vote. Selected accumulation unit data for the last ten years for the Division appears in the Prospectus. Figures appearing above for the S&P MidCap 400 Index for years prior to 1991 are based on estimates provided by Standard & Poor's for illustrative purposes.

** This Division was initiated on October 13, 1982.

AGSPC Money Market Division Six Performance Compared to Certificate of Deposit Primary Offering by
New York City Banks, 30 Day Index (Primary CD Index)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989

                            MONEY MARKET                                       PRIMARY
                            DIVISION SIX                                       CD INDEX
---------------------------------------------------------------------          --------
01/01/89...................................................  $10,000           $10,000
12/31/89...................................................   10,792            10,867
12/31/90...................................................   11,530            11,736
12/31/91...................................................   12,048            12,377
12/31/92...................................................   12,316            12,767
12/31/93...................................................   12,521            13,098
12/31/94...................................................   12,867            13,565
12/31/95...................................................   13,447            14,235
12/31/96...................................................   13,982            14,881
12/31/97...................................................   14,559            15,592
12/31/98...................................................   15,160            16,325

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                         10 YEARS    5 YEARS     3 YEARS      1 YEAR
                                                         --------    -------     -------      ------
Investment Division*
     AGSPC Money Market Division Six.................      51.60%      21.07%      12.73%       4.12%
Benchmark Comparison
     Primary CD Index................................      63.25%      24.64%      14.68%       4.70%

---------------

* The Division was initiated on January 16, 1986.

AGSPC Science & Technology Division Seventeen Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
        ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE APRIL 29, 1994

                        SCIENCE & TECHNOLOGY                                   S&P 500
                         DIVISION SEVENTEEN                                     INDEX
---------------------------------------------------------------------          -------
04/29/94...................................................  $10,000           $10,000
12/31/94...................................................   12,477            10,407
12/31/95...................................................   19,972            14,318
12/31/96...................................................   22,505            17,606
12/31/97...................................................   22,857            23,480
12/31/98...................................................   32,162            30,191

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                              SINCE
                                                            INCEPTION     3 YEARS       1 YEAR
                                                            ---------     -------       ------
Investment Division*
     AGSPC Science & Technology Division
       Seventeen..........................................    221.62%       61.04%       40.71%
Benchmark Comparison
     S&P 500 Index........................................    201.91%      110.86%       28.58%

---------------

* This Division was initiated on April 29, 1994.

AGSPC Small Cap Index Division Fourteen Performance Compared to Russell 2000 Index(R)

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
         ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992

                                                                                       RUSSELL
                            SMALL CAP INDEX                                             2000
                           DIVISION FOURTEEN                                            INDEX
------------------------------------------------------------------------            -------------
05/01/92.................................................  $      10,000            $      10,000
12/31/92.................................................         11,128                   11,416
12/31/93.................................................         12,772                   13,571
12/31/94.................................................         12,223                   13,324
12/31/95.................................................         15,449                   17,114
12/31/96.................................................         17,854                   19,937
12/31/97.................................................         21,636                   24,396
12/31/98.................................................         21,005                   23,775

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                     SINCE
                                                   INCEPTION     5 YEARS      3 YEARS       1 YEAR
                                                   ---------     -------      -------      --------
Investment Division*
     AGSPC Small Cap Index Division Fourteen.....   110.05%       64.46%       35.96%        (2.92)%
Benchmark Comparison
     Russell 2000................................   137.75%       75.19%       38.92%        (2.55)%

---------------

* This Division was initiated May 1, 1992.

AGSPC Social Awareness Division Twelve Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE OCTOBER 2, 1989

                          SOCIAL AWARENESS                                     S&P 500
                           DIVISION TWELVE                                      INDEX
---------------------------------------------------------------------          -------
10/02/89...................................................  $10,000           $10,000
12/31/89...................................................   10,100            10,214
12/31/90...................................................    9,877             9,897
12/31/91...................................................   12,506            12,912
12/31/92...................................................   12,795            13,896
12/31/93...................................................   13,670            15,297
12/31/94...................................................   13,339            15,499
12/31/95...................................................   18,351            21,323
12/31/96...................................................   22,527            26,220
12/31/97...................................................   29,853            34,967
12/31/98...................................................   37,623            44,961

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                     SINCE
                                                   INCEPTION    5 YEARS     3 YEARS      1 YEAR
                                                   ---------    -------     -------      ------
Investment Division*
     AGSPC Social Awareness Division Twelve......    276.23%     175.23%     105.02%      26.03%
Benchmark Comparison
     S&P 500 Index...............................    349.61%     193.93%     110.86%      28.58%

---------------

* This Division was initiated on October 2, 1989.

AGSPC Stock Index Division Ten Performance Compared to S&P 500 Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989

                           STOCK INDEX                                        S&P 500
                           DIVISION TEN                                        INDEX
------------------------------------------------------------------            -------
01/01/89.................................................  $10,000            $10,000
12/31/89.................................................   12,788             13,169
12/31/90.................................................   12,171             12,760
12/31/91.................................................   15,543             16,647
12/31/92.................................................   16,411             17,915
12/31/93.................................................   17,853             19,721
12/31/94.................................................   17,799             19,982
12/31/95.................................................   24,197             27,490
12/31/96.................................................   29,406             33,804
12/31/97.................................................   38,748             45,081
12/31/98.................................................   49,264             57,966

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                  10 YEARS     5 YEARS     3 YEARS     1 YEAR
                                                  --------     -------     -------     ------
Investment Division*
     AGSPC Stock Index Division Ten.............  392.64%      175.95%     103.59%     27.14%
Benchmark Comparison
     S&P 500 Index..............................  479.66%      193.93%     110.86%     28.58%

---------------

* This Division was initiated on April 26, 1987.

Dreyfus Variable Investment Fund -- Small Cap Division Eighteen Performance Compared to Russell 2000

                      HYPOTHETICAL $10,000 ACCOUNT VALUE*
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE AUGUST 31, 1990

                         DREYFUS SMALL CAP                                    RUSSELL
                         DIVISION EIGHTEEN                                     INDEX
--------------------------------------------------------------------          --------
08/31/90..................................................  $ 10,000          $10,000
12/31/90..................................................    10,168            9,577
12/31/91..................................................    26,105           13,996
12/31/92..................................................    44,181           16,572
12/31/93..................................................    73,477           19,701
12/31/94..................................................    78,125           19,341
12/31/95..................................................    99,825           24,844
12/31/96..................................................   114,938           28,942
12/31/97..................................................   132,607           35,414
12/31/98..................................................   126,628           34,513

                  CUMULATIVE RETURN COMPARED TO MARKET INDEX*
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                    SINCE
                                                  INCEPTION    5 YEARS     3 YEARS      1 YEAR
                                                  ---------    -------     -------      ------
Investment Division*
     Dreyfus Small Cap Division Eighteen........  1,166.28%     72.34%      26.85%       (4.51)%
Benchmark Comparison
     Russell 2000...............................    245.13%     75.19%      38.92%       (2.55)%

---------------

* This Division was initiated July 11, 1994.

Templeton Asset Allocation Division Nineteen Performance Compared to MSCI World Index, Salomon Brothers World Government Bond Index and Certificate of Deposit Primary Offering by New York City Banks, 30 Day Index

                       HYPOTHETICAL $10,000 ACCOUNT VALUE
       ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE JANUARY 1, 1989

                                                                     MSCI
                  TEMPLETON ASSET ALLOCATION                        WORLD       BLENDED
                      DIVISION NINETEEN                             INDEX       INDEX**
--------------------------------------------------------------     --------     --------
01/01/89............................................  $10,000      $10,000      $10,000
12/31/89............................................   11,186       11,661       11,149
12/31/90............................................   10,164        9,676       10,599
12/31/91............................................   12,821       11,446       12,325
12/31/92............................................   13,685       10,847       12,239
12/31/93............................................   17,050       13,288       14,342
12/31/94............................................   16,328       13,963       14,920
12/31/95............................................   19,759       16,856       17,679
12/31/96............................................   23,197       19,128       19,284
12/31/97............................................   26,461       22,143       21,066
12/31/98............................................   27,803       27,533       25,210

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                 10 YEARS     5 YEARS      3 YEARS       1 YEAR
                                                 --------     -------      -------       ------
Investment Division*
     Templeton Asset Allocation Division
       Nineteen................................   178.03%       63.07%       40.71%        5.07%
Benchmark Comparison**
     MSCI World Index..........................   175.33%      107.19%       63.34%       24.34%
     Blended Index.............................   152.10%       75.78%       42.60%       19.67%

---------------

 * This division was initiated on July 11, 1994.

** The Blended Index reflects an allocation of investments in the following
   Indexes: 55% of investments included in the MSCI World Index, 35% of investments included in the Salomon Brothers World Government Bond Index and 10% of investments included in the Certificate of Deposit Primary Offering by New York City Bank, 30 Day index.

   Templeton International Division Twenty Performance Compared to MSCI World Index

                        HYPOTHETICAL $10,000 ACCOUNT VALUE
           ANNUAL VALUE OF A $10,000 STIPULATED PAYMENT MADE MAY 1, 1992

                                                                                 MSCI
                       TEMPLETON INTERNATIONAL                                  WORLD
                           DIVISION TWENTY                                      INDEX
---------------------------------------------------------------------          --------
05/01/92...................................................  $10,000           $10,000
12/31/92...................................................    9,311            10,182
12/31/93...................................................   13,549            12,474
12/31/94...................................................   13,077            13,107
12/31/95...................................................   14,952            15,823
12/31/96...................................................   18,317            17,955
12/31/97...................................................   20,613            20,786
12/31/98...................................................   22,251            25,844

                   CUMULATIVE RETURN COMPARED TO MARKET INDEX
                        (PERIOD ENDED DECEMBER 31, 1998)

                                                      SINCE
                                                    INCEPTION    5 YEARS     3 YEARS      1 YEAR
                                                    ---------    -------     -------      ------
Investment Division*
     Templeton International Division Twenty......   122.51%      64.23%      48.82%       7.95%
Benchmark Comparison
     MSCI World Index.............................   158.44%     107.19%      63.34%      24.34%

---------------

* This Division was initiated on July 11, 1994.

                                PAYOUT PAYMENTS

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of payout payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described in this prospectus as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable annuity payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date payout payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable payout payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable payout payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous payout payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable payout payments after the first will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first payout payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first payout payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed payout payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.

 1. Payout Unit value, beginning of period..................  $ .980000
 2. Net investment factor for Period (see Example 3)........   1.023558
 3. Daily adjustment for 3 1/2% Assumed Investment Rate.....    .999906
 4. (2)X(3).................................................   1.023462
 5. Payout Unit value, end of period (1)X(4)................  $1.002993

                        ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain

 1. Number of Purchase Units at Payout Date.................   10,000.00

 2. Purchase Unit value (see Example 3).....................  $     1.800000

 3. Account Value of Contract (1)X(2).......................  $18,000.00

 4. First monthly Payout Payment per $1,000 of Account
  Value.....................................................  $     5.63

 5. First monthly Payout Payment (3)X(4)/1,000..............  $   101.34

 6. Payout Unit value (see Example 10)......................  $      .980000

 7. Number of Payout Units (5)/(6)..........................      103.408

 8. Assume Payout Unit value for second month equal to......  $      .997000

 9. Second monthly Payout Payment (7)X(8)...................  $   103.10

10. Assume Payout Unit value for third month equal to.......  $      .953000

11. Third monthly Payout Payment (7)X(10)...................  $    98.55

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers which are members of the National Association of Securities Dealers, Inc. (the "NASD"). The principal underwriter for VALIC Separate Account A is A.G. Distributors, an affiliate of VALIC. A.G. Distributors' address is 2929 Allen Parkway, Houston, Texas 77019. A.G. Distributors is a Delaware corporation organized in 1994 and is a member of the NASD.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.

     Pursuant to its underwriting agreement with A.G. Distributors and VALIC Separate Account A, the Company reimburses A.G. Distributors for reasonable sales expenses, including overhead expenses. Prior to May 1, 1999, The Variable Annuity Marketing Company (VAMCO) was the principal underwriter for VALIC Separate Account A. Sales commissions paid for the years 1996, 1997 and 1998 were $52,963,000, $34,105,000 and $31,109,455, respectively. VAMCO retained $0 in commissions for the years 1996, 1997 and 1998.

                                    EXPERTS

     The consolidated financial statements of the Company at December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, and the financial statements of the Company's Separate Account A at December 31, 1998 and for each of the two years in the period then ended, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                        COMMENTS ON FINANCIAL STATEMENTS

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.
     Divisions Four, Five, Six, Seven, Eight, Ten, Eleven, Twelve, Thirteen, Fourteen, Fifteen, Sixteen, Seventeen, Eighteen, Nineteen, and Twenty are the only Divisions available under the Contracts described in the Prospectus. The Separate Account financial statements contained herein reflect the composition of the Separate Account as of December 31, 1998.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Report of Independent Auditors



To the Board of Directors
The Variable Annuity Life Insurance Company





         We have audited the accompanying consolidated balance sheets of The Variable Annuity Life Insurance Company and Subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Variable Annuity Life Insurance Company and Subsidiaries at December 31, 1998 and 1997, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



                                                  /s/ ERNST & YOUNG LLP



Houston, Texas
February 16, 1999

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Balance Sheet

At December 31
In Thousands

                                                                                                  1998            1997
                                                                                               -----------     -----------
ASSETS               Investments - Notes 2, 7, 8, 9:
                        Fixed maturity securities
                           (amortized cost: $21,733,209 in 1998 and $20,651,381 in 1997)       $22,878,049     $21,641,084
                        Equity securities (cost: $176,799 in 1998 and $5,581 in 1997)              194,629           5,456
                        Mortgage loans on real estate                                            1,212,527       1,259,029
                        Real estate, net of accumulated depreciation
                           of $69 in 1998 and 1997                                                  20,679          28,569
                        Policy loans                                                               788,547         719,127
                        Other long-term invested assets                                             59,543          45,474
                        Short-term investments                                                     164,484          60,904
                                                                                               -----------     -----------
                           Total investments                                                    25,318,458      23,759,643
                                                                                               -----------     -----------
                     Investment income receivable                                                  369,777         347,358
                     Cash                                                                          104,718          32,181
                     Receivable for securities sold                                                 22,157          32,825
                     Deferred policy acquisition costs - Note 3                                    665,127         392,346
                     Cost of insurance purchased - Note 4                                           22,113            --
                     Due from reinsurer, net                                                        13,343          14,545
                     Other assets                                                                  119,310          52,104
                     Assets held in Separate Accounts                                           14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total assets                                                        $41,347,468     $35,195,222
                                                                                               -----------     -----------
LIABILITIES          Policy reserves for fixed annuity investment contracts                    $23,218,626     $21,994,804
                     Payable for securities purchased                                               40,757          19,027
                     Remittances not allocated                                                      95,797          79,392
                     Commissions, general expenses and taxes (other than income taxes)              37,613          39,546
                     Other liabilities                                                             193,933          61,756
                     Income tax liabilities - Note 5                                               541,676         377,072
                     Liabilities related to Separate Accounts                                   14,712,465      10,564,220
                                                                                               -----------     -----------
                           Total liabilities                                                    38,840,867      33,135,817
                                                                                               -----------     -----------
                     Common stock (voting) par value $1 per share, 5,000 shares authorized
STOCKHOLDER'S           and 3,575 issued and outstanding in 1998 and 1997 - Note 6                   3,575           3,575
EQUITY               Additional paid-in capital                                                    833,372         710,624
                     Retained earnings                                                           1,142,194       1,038,731
                     Accumulated other comprehensive income - Note 2                               527,460         306,475
                                                                                               -----------     -----------
                           Total stockholder's equity                                            2,506,601       2,059,405
                                                                                               ===========     ===========
                           Total liabilities and stockholder's equity                          $41,347,468     $35,195,222
                                                                                               ===========     ===========


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
2

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Income

For the Years Ended December 31,
In Thousands

                                                                                         1998            1997              1996
                                                                                     -----------      -----------      -----------
REVENUES             Surrender charges                                               $    14,512      $    12,405      $    12,348
                     Mortality charges                                                   135,304           94,162           59,955
                     Expense charges                                                       6,784            6,102            5,654
                     Net investment income - Note 2                                    1,810,624        1,729,541        1,654,496
                     Net reinsurance income                                                1,236            1,303            1,528
                     Realized investment gains (losses) - Note 2                         (28,271)          20,235           21,551
                     Other income                                                         18,593           15,320           10,920
                                                                                     -----------      -----------      -----------
                        Total revenues                                                 1,958,782        1,879,068        1,766,452
                                                                                     -----------      -----------      -----------
COSTS AND            Policy costs:
EXPENSES                Increase in policy reserves for fixed annuity contracts        1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                           Total costs                                                 1,296,120        1,286,010        1,243,993
                                                                                     -----------      -----------      -----------
                     Expenses:
                        Commissions                                                      123,983          110,960           97,630
                        Salaries                                                          70,904           58,873           54,016
                        Data processing                                                   28,616           14,876           12,088
                        Postage and telephone                                             15,473           12,253           11,308
                        Sales promotion                                                   10,250           10,161           10,394
                        Depreciation expense on furniture and equipment                   10,292            8,964            8,920
                        Rent                                                               9,315            7,931            7,524
                        Taxes, licenses and fees                                           8,302            6,874            6,208
                        Printing and supplies                                              6,393            4,496            5,290
                        Guaranty association assessments - Note 10                            37               30            2,678
                        Other expenses                                                    60,682           35,172           27,223
                        Amortization of deferred policy acquisition costs - Note 3        55,074           42,101           31,201
                        Amortization of cost of insurance purchased - Note 4               1,802             --               --
                        Policy acquisition costs deferred - Note 3                      (159,778)        (137,655)        (116,818)
                                                                                     -----------      -----------      -----------
                           Total expenses                                                241,345          175,036          157,662
                                                                                     -----------      -----------      -----------
EARNINGS                   Total costs and expenses                                    1,537,465        1,461,046        1,401,655
                                                                                     -----------      -----------      -----------
                     Income before income tax expense                                    421,317          418,022          364,797
                     Income tax expense - Note 5                                         136,854          144,238          124,370
                                                                                     -----------      -----------      -----------
                        Net income                                                   $   284,463      $   273,784      $   240,427
                                                                                     -----------      -----------      -----------


                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Changes in Stockholder's Equity

For the Years Ended December 31,
In Thousands

                                                                                     1998              1997             1996
                                                                                  -----------      -----------      -----------
COMMON STOCK             Balance at beginning and end of year                     $     3,575      $     3,575      $     3,575
                                                                                  -----------      -----------      -----------
ADDITIONAL               Balance at beginning of year                                 710,624          459,281          384,126
PAID-IN-CAPITAL            Capital contribution from stockholder                      122,748          251,343           75,155
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                       833,372          710,624          459,281
                                                                                  -----------      -----------      -----------
RETAINED                 Balance at beginning of year                               1,038,731        1,143,947        1,014,520
EARNINGS                   Net income                                                 284,463          273,784          240,427
                           Dividends paid to stockholder                             (181,000)        (379,000)        (111,000)
                                                                                  -----------      -----------      -----------
                         Balance at end of year                                     1,142,194        1,038,731        1,143,947
                                                                                  -----------      -----------      -----------
ACCUMULATED OTHER        Balance at beginning of year                                 306,475          166,852          396,620
COMPREHENSIVE              Change in net unrealized gains (losses) on securities      220,985          139,623         (229,768)
                                                                                  -----------      -----------      -----------
INCOME                   Balance at end of year                                       527,460          306,475          166,852
                                                                                  -----------      -----------      -----------
STOCKHOLDER'S
 EQUITY                  Balance at end of year                                   $ 2,506,601      $ 2,059,405      $ 1,773,655
                                                                                  -----------      -----------      -----------

--------------------------------------------------------------------------------
Consolidated Statement of Comprehensive Income



                                                                                            1998           1997          1996
                                                                                          ---------      ---------     ---------
COMPREHENSIVE            Net income                                                       $ 284,463      $ 273,784     $ 240,427
INCOME                   Other comprehensive income
                            Gross change in unrealized gains (losses) on securities
                            (pretax: $311,706; $235,040; ($331,938))                        202,609        152,776      (215,760)
                            Less: gains (losses) realized in net income - Note 2            (18,376)        13,153        14,008
                                                                                          ---------      ---------     ---------
                               Change in net unrealized gains (losses) on
                                  securities (pretax: $339,977; $214,805; ($353,489))       220,985        139,623      (229,768)
                                                                                          ---------      ---------     ---------
                                          Comprehensive income                            $ 505,448      $ 413,407     $  10,659
                                                                                          ---------      ---------     ---------

                 See notes to consolidated financial statements.


--------------------------------------------------------------------------------
4

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Consolidated Statement of Cash Flows

For the Years Ended December 31,
In Thousands

                                                                                   1998              1997              1996
                                                                               ------------      ------------      ------------
OPERATING             Net income                                               $    284,463      $    273,784      $    240,427
ACTIVITIES            Reconciling adjustments to net cash provided by
                       operating activities:
                         Insurance and annuity liabilities                        1,296,120         1,286,010         1,243,993
                         Deferred policy acquisition costs                         (104,704)          (95,554)          (85,617)
                         Other, net                                                 (37,021)          (51,241)          (50,233)
                                                                               ------------      ------------      ------------
                            Net cash provided by operating activities             1,438,858         1,412,999         1,348,570
                                                                               ------------      ------------      ------------
INVESTING             Investment purchases                                      (15,180,407)      (18,403,013)      (14,883,271)
ACTIVITIES            Investment calls, maturities and sales                     14,731,932        17,500,312        13,897,479
                      Net increase in short-term investments                       (103,580)           (7,904)          (13,722)
                                                                               ------------      ------------      ------------
                            Net cash used for investing activities                 (552,055)         (910,605)         (999,514)
                                                                               ------------      ------------      ------------
FINANCING             Policyholder account deposits                               3,755,481         3,385,303         2,896,090
ACTIVITIES            Policyholder account withdrawals                           (1,777,580)       (1,427,005)       (1,276,008)
                      Transfers to Separate Accounts                             (2,728,063)       (2,325,214)       (1,936,727)
                      Capital contribution from stockholder                         116,896           251,343            75,155
                      Dividends paid                                               (181,000)         (379,000)         (111,000)
                                                                               ------------      ------------      ------------
                            Net cash used for financing activities                 (814,266)         (494,573)         (352,490)
                                                                               ------------      ------------      ------------
NET CHANGE            Net increase (decrease) in cash                                72,537             7,821            (3,434)
IN CASH               Cash at beginning of year                                      32,181            24,360            27,794
                                                                               ------------      ------------      ------------
                            Cash at end of year                                $    104,718      $     32,181      $     24,360
                                                                               ------------      ------------      ------------

           See notes to consolidated financial statements.


--------------------------------------------------------------------------------
                                                                               5

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements

December 31, 1998
All dollar amounts in thousands, except per share data
--------------------------------------------------------------------------------

                                        1
                        SIGNIFICANT ACCOUNTING POLICIES

1.1  INTRODUCTION


     The Variable Annuity Life Insurance Company (VALIC), an indirect, wholly owned subsidiary of American General Corporation (AGC), provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector and not-for-profit organizations. VALIC markets products nationwide through exclusive sales representatives.

     VALIC is 100% owned by American General Life Insurance Company (AGL), a wholly owned subsidiary of AGC Life Insurance Company (AGC Life). AGC Life is a wholly owned subsidiary of AGC. A summary of the accounting policies followed in the preparation of the consolidated financial statements is set forth below.

1.2  PREPARATION OF FINANCIAL STATEMENTS

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts of VALIC and its wholly owned subsidiaries. All material intercompany transactions have been eliminated in consolidation.

     The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from these estimates.

1.3  ACCOUNTING CHANGES

     COMPREHENSIVE INCOME. During 1998, VALIC adopted Statement of Financial Accounting Standards (SFAS) 130, "Reporting Comprehensive Income," which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. VALIC elected to report comprehensive income and its components in a separate statement of comprehensive income. Adoption of this statement did not change recognition or measurement of net income and, therefore, did not impact VALIC's consolidated results of operations or financial position.

     DERIVATIVES. In June 1998, the Financial Accounting Standards Board issued SFAS 133, "Accounting for Derivative Instruments and Hedging Activities," which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for years beginning after June 15, 1999. Adoption of SFAS 133 is not expected to have a material impact on VALIC's consolidated results of operations or financial position.

1.4  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES. At year end, all fixed maturity and equity securities are classified as available-for-sale and recorded at fair value. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within stockholder's equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

     During 1998, VALIC maintained a trading portfolio of certain fixed maturity securities. Trading securities are recorded at fair value. Unrealized gains (losses), as well as realized gains (losses), are included in net investment income. VALIC held no trading securities at December 31, 1998, and trading securities did not have a material effect on net investment income.

     MORTGAGE LOANS. Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

     Loans for which VALIC determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. VALIC generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

     POLICY LOANS. Policy loans are reported at unpaid principal balance.

     INVESTMENT INCOME. Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

     REALIZED INVESTMENT GAINS (LOSSES). Realized investment gains (losses) are recognized using the specific identification method.

1.5  DERIVATIVES RELATED TO INVESTMENTS

     VALIC's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call swaptions). VALIC accounts for its derivative financial instruments as hedges.

     INTEREST RATE AND CURRENCY SWAP AGREEMENTS. Interest rate swap agreements are used to convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specified exchange rates, and to hedge against currency rate fluctuations on anticipated security purchases.


--------------------------------------------------------------------------------
6

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.5  DERIVATIVES RELATED TO INVESTMENTS-(CONTINUED)

     The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to investment income over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

     The fair values of swap agreements are recognized in the consolidated balance sheet if they hedge investments carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in accumulated other comprehensive income included in stockholder's equity, consistent with the treatment of the related investment security.

     For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

     Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

     Swaptions. Options to enter into interest rate swap agreements are used to limit VALIC's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods.

     During prolonged periods of decreasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of minimum rate guarantees on certain insurance and annuity contracts, which limit VALIC's ability to reduce interest crediting rates. Call swaptions, which allow VALIC to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced as a result of VALIC's decision to increase interest crediting rates to limit surrenders. Put swaptions, which allow VALIC to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

     Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any gain or loss is recognized in income.

1.6  DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Certain costs of writing an insurance policy, including commissions, underwriting and marketing expenses, are deferred and reported as DPAC. DPAC is charged to expense in relation to the estimated gross profits of the insurance contracts, including realized gains (losses).

     DPAC is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within stockholder's equity.

     VALIC reviews the carrying value of DPAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.7  SEPARATE ACCOUNTS

     Separate Accounts are assets and liabilities associated with certain contracts, principally annuities for which the investment risk lies solely with the holder of the contract rather than VALIC. Consequently, VALIC's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the consolidated statements of income and cash flows. Assets held in the Separate Accounts are primarily shares in mutual funds, which are carried at fair value, based on the quoted net asset value per share.

1.8  POLICY RESERVES

     Net deposits made by fixed annuity policyholders are accumulated at interest rates guaranteed by VALIC plus excess interest credited at the sole discretion of the Board of Directors until benefits are payable. Reserves for deferred annuities (accumulation phase) are equivalent to the policyholders' account values. Reserves for annuities on which benefits are currently payable (annuity payout phase) are provided based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1971 Individual or Group Annuity Mortality Tables, and the 1983a Table have been used to provide for future annuity benefits in the annuity payout phase. Interest rates used in determining reserves for policy benefits during both the accumulation and annuity payout phases range from 3.5% to 13.5%.

1.9  RECOGNITION OF REVENUES AND COSTS

     Premium receipts for annuity contracts are classified as deposits instead of revenues. Revenues for these contracts consist of the mortality, expense and surrender charges. Gains (losses) from mortality guarantees under variable annuity contracts are recognized as they occur.


--------------------------------------------------------------------------------

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

1.10 INCOME TAXES

     Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

     A valuation allowance for deferred tax assets is provided if all or some portion of the deferred tax asset may not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. A change related to fluctuations in fair value of available-for-sale fixed maturity securities is included in accumulated other comprehensive income in stockholder's equity.

1.11 STATUTORY ACCOUNTING

     State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity (capital and surplus) that differ from GAAP. Net income and stockholder's equity as determined by statutory accounting practices at December 31 were as follows:

                            1998           1997           1996
                         ----------     ----------     ----------
Net income               $  169,855     $  237,719     $  213,686
                         ----------     ----------     ----------
Stockholder's equity     $1,236,522     $1,189,278     $1,077,366
                         ----------     ----------     ----------

1.12 COINSURANCE TRANSACTION

     On May 21, 1998, VALIC completed the acquisition of a block of individual annuity business in a coinsurance transaction. This transaction increased assets and insurance and annuity liabilities by $688,221.


                                       2

                                  INVESTMENTS

2.1  INVESTMENT INCOME

     Income by type of investment was as follows:

                                 1998           1997           1996
                              ----------     ----------     ----------
Non-affiliated fixed
  maturity securities         $1,664,325     $1,562,802     $1,471,879
Affiliated fixed
  maturity securities              2,761          2,588          2,851
Equity securities                    245            483            782
Mortgage loans on
  real estate                    112,781        123,591        140,492
Other                             62,680         53,543         51,040
                              ----------     ----------     ----------
  Gross investment income      1,842,792      1,743,007      1,667,044
  Investment expense              32,168         13,466         12,548
                              ----------     ----------     ----------
    Net investment income     $1,810,624     $1,729,541     $1,654,496
                              ----------     ----------     ----------

     The carrying value of investments that produced no investment income during 1998 totaled $313 or 0.001% of total invested assets. The ultimate disposition of these assets is not expected to have a material effect on VALIC's consolidated results of operations or financial position.

     Derivative financial instruments related to investment securities did not have a material effect on net investment income in any of the three years ended December 31, 1998.

2.2  REALIZED INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) were as follows:

                                    1998          1997          1996
                                  --------      --------      --------
Fixed maturity securities
  Gross gains                     $ 14,472      $ 35,087      $ 38,222
  Gross losses                     (49,745)      (29,012)      (36,805)
                                  --------      --------      --------
    Total fixed maturity
        securities                 (35,273)        6,075         1,417
                                  --------      --------      --------
Equity securities
  Gross gains                          158            31        15,867
  Gross losses                         (30)          (10)          (72)
                                  --------      --------      --------
    Total equity securities            128            21        15,795
                                  --------      --------      --------
Mortgage loans on real estate        8,811        21,647         4,635
Real estate                          6,673         3,802           389
Other long-term investments           (601)          (28)           (9)
DPAC amortization and
  investment expense                (8,009)      (11,282)         (676)
                                  --------      --------      --------
  Realized investment gains
    (losses) before taxes          (28,271)       20,235        21,551
Income tax expense (benefit)        (9,895)        7,082         7,543
                                  --------      --------      --------
  Net realized investment
    gains (losses)                $(18,376)     $ 13,153      $ 14,008
                                  --------      --------      --------

2.3  CASH FLOWS FROM INVESTING ACTIVITIES

     Uses of cash for investment purchases were as follows:

                                 1998             1997           1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 5,469,258     $ 5,174,707     $ 5,299,390
Other                           9,711,149      13,228,306       9,583,881
                              -----------     -----------     -----------
  Total                       $15,180,407     $18,403,013     $14,883,271
                              -----------     -----------     -----------

     Sources of cash from investment dispositions and repayments were as follows:

                                 1998            1997            1996
                              -----------     -----------     -----------
Fixed maturity securities     $ 4,444,092     $ 4,223,740     $ 4,235,560
Mortgage loans on
  real estate                     240,954         298,670         280,389
Equity securities                   8,319           3,296          67,713
Real estate                        17,086          22,525           1,627
Other                          10,021,481      12,952,081       9,312,190
                              -----------     -----------     -----------
  Total                       $14,731,932     $17,500,312     $13,897,479
                              -----------     -----------     -----------


--------------------------------------------------------------------------------
8

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.4  FIXED MATURITY AND EQUITY SECURITIES

     VALUATION. Amortized cost and fair value of fixed maturity and equity securities at December 31 were as follows:

                                                        Amortized Cost               Gross Unrealized Gains
                                                -----------------------------     -----------------------------
                                                    1998             1997            1998             1997
                                                ------------     ------------     ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                     $    299,377     $    175,771     $     38,019     $     25,101
Obligations of states and
  political subdivisions                              55,694           32,264            3,320            1,193
Debt securities issued by
  foreign governments                                232,406          248,838           16,911           14,018
Corporate securities                              16,153,147       15,207,118          933,904          755,877
Mortgage-backed securities                         4,947,963        4,959,198          227,160          214,418
Affiliated fixed maturity securities                  25,159           28,192             --                 67
Redeemable preferred stock                            19,463             --               --               --
                                                ------------     ------------     ------------     ------------
Total fixed maturity securities                 $ 21,733,209     $ 20,651,381     $  1,219,314     $  1,010,674
                                                ------------     ------------     ------------     ------------
Equity securities                               $    176,799     $      5,581     $     17,932     $        114
                                                ------------     ------------     ------------     ------------

                                                     Gross Unrealized Losses                   Fair Value
                                                     1998               1997              1998            1997
                                                 ------------       ------------      ------------     ------------
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                      $       (136)      $         (3)     $    337,260     $    200,869
Obligations of states and
  political subdivisions                                 --                 --              59,014           33,457
Debt securities issued by
  foreign governments                                    (210)            (1,988)          249,107          260,868
Corporate securities                                  (73,396)           (16,179)       17,013,655       15,946,816
Mortgage-backed securities                               (732)            (2,801)        5,174,391        5,170,815
Affiliated fixed maturity securities                     --                 --              25,159           28,259
Redeemable preferred stock                               --                 --              19,463             --
                                                 ------------       ------------      ------------     ------------
Total fixed maturity securities                  $    (74,474)      $    (20,971)     $ 22,878,049     $ 21,641,084
                                                 ------------       ------------      ------------     ------------
Equity securities                                $       (102)      $       (239)     $    194,629     $      5,456
                                                 ------------       ------------      ------------     ------------


2.4  FIXED MATURITY AND EQUITY SECURITIES- (CONTINUED)

     MATURITIES. The contractual maturities of fixed maturity securities at December 31, 1998 were as follows:

                                            Amortized         Fair
                                              Cost            Value
                                           -----------     -----------
Fixed maturity securities, excluding
  mortgage-backed securities, due
   In one year or less                     $   387,495     $   391,791
   In years two through five                 4,571,241       4,793,727
   In years six through ten                  7,580,048       8,010,517
   After ten years                           4,246,462       4,507,623
Mortgage-backed securities                   4,947,963       5,174,391
                                           -----------     -----------
       Total fixed maturity securities     $21,733,209     $22,878,049
                                           -----------     -----------

     Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations. Corporate requirements and investment strategies may result in the sale of investments before maturity.

2.5  NET UNREALIZED GAINS (LOSSES) ON SECURITIES

     Net unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income at December 31 were as follows:

                                            1998             1997
                                         -----------      -----------
Gross unrealized gains                   $ 1,237,246      $ 1,010,788
Gross unrealized losses                      (74,576)         (21,210)
DPAC adjustments                            (339,163)        (511,037)
Deferred federal income taxes               (296,047)        (172,066)
                                         -----------      -----------
  Net unrealized gains on securities     $   527,460      $   306,475
                                         -----------      -----------

2.6  MORTGAGE LOANS ON REAL ESTATE

     DIVERSIFICATION. Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, VALIC requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower.

     At December 31 the mortgage loan portfolio was distributed as follows:

                                1998             1997
                             -----------      -----------
Geographic distribution:
  Atlantic                   $   644,594      $   614,627
  Pacific and Mountain           327,969          355,006
  Central                        252,289          310,535
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------
Property type:
  Office                     $   467,219      $   467,326
  Retail                         359,368          396,934
  Industrial                     249,459          246,241
  Apartments                      93,476          145,272
  Residential and other           55,330           24,395
  Allowance for losses           (12,325)         (21,139)
                             -----------      -----------
    Total mortgage loans     $ 1,212,527      $ 1,259,029
                             -----------      -----------


--------------------------------------------------------------------------------
                                                                               9

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

2.6  MORTGAGE LOANS ON REAL ESTATE - (CONTINUED)

     ALLOWANCE. The allowance for mortgage loan losses was as follows:

                               1998          1997          1996
                             --------      --------      --------
Balance at January 1         $ 21,139      $ 44,577      $ 54,213
Recovery of mortgage
    loan losses                (6,541)      (18,178)       (2,967)
Deductions                     (2,273)       (5,260)       (6,669)
                             --------      --------      --------
  Balance at December 31     $ 12,325      $ 21,139      $ 44,577
                             --------      --------      --------

     IMPAIRED LOANS. Impaired mortgage loans on real estate and related interest income were as follows:

                                   1998       1997
                                 -------     -------
Impaired loans:
 With allowance*                 $13,470     $28,317
                                 -------     -------
    Total impaired loans         $13,470     $28,317
                                 -------     -------
Average investment               $20,893     $37,449
Interest income earned              --         2,887
Interest income - cash basis        --          --
                                 -------     -------

* Represents gross amounts before allowance for mortgage loan losses of $1,803 and $9,317, respectively.


                                        3
                    DEFERRED POLICY ACQUISITION COSTS (DPAC)

     Activity in DPAC was as follows:

                                     1998           1997           1996
                                   ---------      ---------      ---------
Balance at January 1               $ 392,346      $ 557,748      $ 182,546
Deferrals:
  Commissions                         83,359         76,327         62,760
  Other acquisition costs             76,419         61,328         54,058
Amortization:
  Accretion of interest               72,536         65,388         59,810
  Operating earnings                (127,610)      (107,489)       (91,011)
Offset to realized gains              (3,797)       (11,282)          (676)
Effect of net unrealized
  (gains) losses on securities       171,874       (249,674)       290,261
                                   ---------      ---------      ---------
Balance at December 31             $ 665,127      $ 392,346      $ 557,748
                                   ---------      ---------      ---------


                                        4
                        COST OF INSURANCE PURCHASED (CIP)

     Activity in CIP was as follows:

                                  1998           1997          1996
                                --------      ----------     ---------
Balance at January 1            $   --        $     --       $    --
Additions from acquisitions       23,915            --            --
Accretion of interest                733            --            --
Amortization                      (2,535)           --            --
                                --------      ----------     ---------
Balance at December 31          $ 22,113      $     --       $    --
                                --------      ----------     ---------

     CIP amortization, net of accretion, expected to be recorded in each of the next five years is $3,099, $2,644, $2,266, $1,920, and $1,763.


                                        5
                                  INCOME TAXES

5.1  TAX-SHARING AGREEMENT

     VALIC, combined with its Separate Accounts, is taxed as a life insurance company. VALIC and the Separate Accounts are included in the consolidated life insurance company tax return of AGC. VALIC participates in a tax-sharing agreement with the other companies included in the consolidated return. Under this agreement, tax payments are made to AGC as if the companies filed separate tax returns and companies incurring operating losses and/or capital losses are reimbursed for the use of these losses by the consolidated return group.

5.2  TAX LIABILITIES

     Components of income tax liabilities and assets at December 31 were as follows:

                                                1998           1997
                                              ---------      ---------
Current tax liabilities (assets)              $ (14,560)     $   2,027
                                              ---------      ---------
Deferred tax liabilities, applicable to:
  Basis differential of investments             438,190        368,591
  DPAC                                          229,803        134,541
  Other                                          31,996         18,576
                                              ---------      ---------
     Total deferred tax liabilities             699,989        521,708
                                              ---------      ---------
Deferred tax assets, applicable to:
  Policy reserves                              (134,409)      (138,555)
  Basis differential of investments              (1,920)        (1,545)
  Other                                          (7,424)        (6,563)
                                              ---------      ---------
     Total deferred tax assets                 (143,753)      (146,663)
                                              ---------      ---------
       Net deferred tax liabilities             556,236        375,045
                                              ---------      ---------
             Total income tax liabilities     $ 541,676      $ 377,072
                                              ---------      ---------


--------------------------------------------------------------------------------
10

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

5.3  TAX EXPENSE

Components of income tax expense were as follows:

                                1998          1997           1996
                              ---------     ---------      ---------
Current:
  Federal                     $  77,492     $ 114,138      $  99,560
  State                           2,154         3,099          2,842
                              ---------     ---------      ---------
    Total current income
       tax expense               79,646       117,237        102,402
                              ---------     ---------      ---------
Deferred, applicable to:
  DPAC                           35,105        29,113         29,308
  Policy reserves                 4,148       (14,920)       (18,581)
  Basis differential of
     investments                 12,484         3,569          2,754
  Other, net                      5,471         9,239          8,487
                              ---------     ---------      ---------
    Total deferred income
       tax expense               57,208        27,001         21,968
                              ---------     ---------      ---------
       Income tax expense     $ 136,854     $ 144,238      $ 124,370
                              ---------     ---------      ---------

     A reconciliation between the federal income tax rate and the effective tax rate follows:

                                  1998            1997           1996
                               ---------       ---------       ---------
Federal income tax rate               35%             35%             35%
Income tax expense at
  applicable rate              $ 147,461       $ 146,308       $ 127,679
Dividends received
  deduction                       (7,851)         (5,212)         (4,935)
Tax-exempt interest (ESOP)        (2,730)         (3,326)         (3,865)
State income taxes                 3,811           3,695           3,311
Other items                       (3,837)          2,773           2,180
                               ---------       ---------       ---------
  Income tax expense           $ 136,854       $ 144,238       $ 124,370
                               ---------       ---------       ---------

     Federal income taxes paid in 1998, 1997, and 1996 were $92,613, $106,338, and $114,478, respectively. State income taxes paid in 1998, 1997, and 1996 were $2,841, $2,978, and $3,060, respectively.


                                        6
                                 CAPITAL STOCK

     VALIC has two classes of capital stock: preferred stock ($1.00 par value with 2 million shares authorized) that may be issued with such dividend, liquidation, redemption, conversion, voting and other rights as the Board of Directors may determine, and common stock ($1.00 par value, 5 million shares authorized).

     VALIC is restricted by state insurance laws as to the amount it may pay as dividends without prior approval from the Texas Department of Insurance. The maximum dividend payout which may be made without prior approval in 1999 is $176,753.


                                       7
                        DERIVATIVE FINANCIAL INSTRUMENTS

     Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                       1998             1997
                                    -----------      -----------
Interest rate swap agreements
  to pay fixed rate
     Notional amount                $   332,000      $   107,000
     Average receive rate                  5.97%            6.92%
     Average pay rate                      5.37             6.25
                                    -----------      -----------
Currency swap agreements
  (receive U.S.$/pay Canadian$)
     Notional amount (in U.S.$)     $   108,180      $   123,326
     Average exchange rate                 1.50             1.49
                                    -----------      -----------


     During 1998, VALIC purchased call swaptions and put swaptions that expire by 2000. The call swaptions had a notional amount of $950,000 and strike rates ranging from 3.5% to 4.5% at December 31, 1998. The put swaptions had a notional amount of $690,000 strike rates ranging from 8.0% to 8.5% at December 31, 1998. Should the strike rates remain below market rates for call swaptions and above market rates for put swaptions, the swaptions will expire, and VALIC's exposure would be limited to the premiums paid. These premiums were immaterial.

     CREDIT AND MARKET RISK. Derivative financial instruments expose VALIC to credit risk in the event of nonperformance by counterparties. VALIC limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. VALIC does not expect any counterparty to fail to meet its obligation; however, nonperformance would not have a material impact on VALIC's consolidated results of operations and financial position.

     VALIC's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.


--------------------------------------------------------------------------------
                                                                              11

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------


                                        8
                      FAIR VALUE OF FINANCIAL INSTRUMENTS

     Carrying amounts and fair values for certain of VALIC's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all VALIC's assets and liabilities, and
(2) the reporting of investments at fair value without a corresponding revaluation of related policyholder liabilities can be misinterpreted.

                                                     1998                             1997
                                           ------------------------------   ------------------------------
                                           Fair Value     Carrying Amount   Fair Value     Carrying Amount
                                           -----------    ---------------   -----------    ---------------
Assets
  Fixed maturity and equity securities     $23,072,678*     $ 23,072,678*   $21,646,540*     $21,646,540*
  Mortgage loans on real estate              1,251,515        1,212,527       1,288,702        1,259,029
  Policy loans                                 801,322          788,547         721,089          719,127
Liabilities
  Insurance investment contracts           $23,314,345      $23,218,626     $21,536,809      $21,994,804
                                           -----------      -----------     -----------      -----------

------------
* Includes derivative financial instruments with a fair value of $19,342 in 1998 and $2,967 in 1997.


     The following methods and assumptions were used to estimate the fair values of financial instruments.

     FIXED MATURITY AND EQUITY SECURITIES. Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality and average life of the investments.

     MORTGAGE LOANS ON REAL ESTATE. Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS. Fair value of policy loans was estimated using discounted cash flows and actuarially-determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS. Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                                        9
                     TRANSACTIONS WITH AFFILIATED COMPANIES

     In the ordinary course of business, VALIC is occasionally involved in transactions with affiliated companies. Transactions involving the purchase or disposal of securities are consummated at the market value of the security on the date of the transaction. Transactions with affiliated companies during each of the three years in the period ended December 31, 1998 were as follows:

     Operating expenses include $46,556 in 1998, $22,061 in 1997, and $17,533 in 1996, for amounts paid to AGC or its subsidiaries primarily for rent, data processing services, use of facilities and investment expenses. Interest paid on borrowings from AGC totaled $152 in 1998, $501 in 1997, and $455 in 1996.

     On November 4, 1982, VALIC invested $11,853 in 13 1U2% Restricted Subordinated Note due November 4, 2002 issued by AGC. The principal amount of the note is due November 4, 2002. Principal payments of $592 were received on November 4, 1998, 1997, and 1996. VALIC recognized $1,212 in interest income during 1998, $1,292 for 1997, and $1,372 for 1996.

     On December 31, 1984, VALIC entered into a $48,929 note purchase agreement with AGC. Under the agreement AGC issued an adjustable rate promissory note in exchange for VALIC's holdings of AGC preferred stock, common stock and warrants. The principal amount of the note is due in 20 equal installment payments commencing December 29, 1985 and concluding December 29, 2004. Principal payments of $2,446 were received on December 29, 1998, 1997, and 1996. VALIC recognized $1,048, $1,296, and $1,479 of interest income on the note during 1998, 1997, and 1996, respectively.

     On May 15, 1996, VALIC sold SC Financial Corp Mortgage Notes with a book value of $13,000 to American General Life Insurance Company of NY. Proceeds from the sale totaled $13,033 with a profit of $33 recognized on the transaction.

     VALIC paid common stock dividends of $181,000, $50.63 per share; $379,000, $106.01 per share; and $111,000, $31.05 per share, in 1998, 1997, and 1996, respectively.

     VALIC received capital contributions of $55,200, $67,000, $250,000, and $75,000 from AGL on June 30, 1998, December 31, 1998, March 31, 1997, and
December 30, 1996, respectively.


--------------------------------------------------------------------------------
12

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

9.   TRANSACTIONS WITH AFFILIATED COMPANIES - (CONTINUED)

     VALIC acquired bonds of various issuers from American General Life and Accident Insurance Company at a cost of $22,154 and $25,892 on January 30, 1997, and April 8, 1997, respectively.

     On December 5, 1997, VALIC acquired bonds of various issuers from Western National Life Insurance Company at a cost of $129,715.

                                       10
                         COMMITMENTS AND CONTINGENCIES

     VALIC is a defendant in various lawsuits arising in the normal course of business. VALIC believes it has valid defenses in these lawsuits and is defending the cases vigorously. VALIC also believes that the total amounts that would ultimately have to be paid arising from these lawsuits would have no material effect on its consolidated financial position.

     All 50 states have laws requiring solvent life insurance companies to pay assessments to state guaranty associations to protect the interests of policyholders of insolvent life insurance companies. State guaranty fund expense included in operating costs and expenses was $37, $30, and $2,678, for the years ended December 31, 1998, 1997, and 1996, respectively. The accrued liability for anticipated assessments was $4,782, $7,402, and $13,661, at December 31, 1998, 1997, and 1996, respectively. The 1998 liability was estimated by VALIC using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. Although the amount accrued represents VALIC's best estimate of its liability, this estimate may change in the future. Additionally, changes in state laws could decrease the amount recoverable against future premium taxes.


                                       11
                             EMPLOYEE BENEFIT PLANS

11.1 PENSION PLANS

     VALIC participates in several employee benefit plans which together cover substantially all of its employees. One of these plans is a defined benefit plan. Pension benefits under this plan are based on the participant's average monthly compensation and length of credited service. VALIC's funding policy for this plan is to contribute annually no more than the maximum amount that can be deducted for federal income tax purposes.

11.1 PENSION PLANS - (CONTINUED)

     The components of pension expense and underlying assumptions for the defined benefit plan were as follows:

                                      1998         1997          1996
                                     -------      -------       -------
Service cost (benefits earned)
  during period                      $ 1,342      $ 1,091       $   917
Interest cost on projected
  benefit obligation                   1,346        1,145           843
Expected return  on  plan assets      (1,102)        (801)         (575)
Amortization of unrecognized
  net asset existing at date of
  initial application                   --           --             (23)
Amortization of unrecognized
  prior service cost                      66           54            44
Actuarial gain                           (33)        --            --
                                     -------      -------       -------
  Total pension expense              $ 1,619      $ 1,489       $ 1,206
                                     -------      -------       -------
Weighted-average discount rate
  on benefit obligation                 7.00%        7.25%         7.50%
Rate of increase in
  compensation levels                   4.25         4.00          4.00
Expected long-term rate of
  return on plan assets                10.25        10.00         10.00
                                     -------      -------       -------

     The following table sets forth the funded status and amounts recognized in the Consolidated Balance Sheet at December 31, 1998 and 1997 for VALIC's defined benefit pension plan:

                                                1998          1997
                                              --------      --------
Projected benefit obligation                  $ 21,125      $ 17,394
Plan assets at fair value                       14,921        11,759
                                              --------      --------
Projected benefit obligation in excess of
  plan assets                                   (6,204)       (5,635)
Unrecognized net gain                              738         2,162
Unrecognized prior service cost                    487            26
                                              --------      --------
    Net pension liability                     $ (4,979)     $ (3,447)
                                              --------      --------

     Equity and fixed maturity securities were 66% and 32%, respectively, of the plan's assets at the plan's most recent balance sheet dates. The remaining plan assets consisted primarily of cash equivalents and investment-related receivables.

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     VALIC, through AGC, has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. VALIC has reserved the right to change or eliminate these benefits at any time.


--------------------------------------------------------------------------------
                                                                              13

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements - Continued

December 31, 1998
--------------------------------------------------------------------------------

11.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS - (CONTINUED)

     The life plans are fully insured; the retiree medical and dental plans are unfunded and self-insured. The accrued liability for postretirement benefits was $2,388 and $1,784 at year-end 1998 and 1997, respectively. These liabilities were discounted at the same rates used for the pension plans. Postretirement benefit expense in 1998, 1997, and 1996 was $275, $295, and $282, respectively.

                                       12
                        IMPACT OF YEAR 2000 (UNAUDITED)

     INTERNAL SYSTEMS. VALIC has numerous technology systems that are managed on a decentralized basis. Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready, (4) test systems to prove that they will function into the next century as they do currently, and (5) return the system to operations. As of December 31, 1998, these activities have been completed for substantially all of VALIC's critical systems, making them Year 2000 ready. Vendor upgrades for a small number of systems are expected in the first half of 1999; therefore, activities (3) through (5) are ongoing for these systems. VALIC will continue to test its systems throughout 1999 to maintain Year 2000 readiness.

     THIRD PARTY RELATIONSHIPS. VALIC has relationships with various third parties who also must be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) VALIC and include organizations with which VALIC exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that VALIC exercises less, or no, control over their Year 2000 readiness. VALIC has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. A more detailed evaluation will be completed during first quarter 1999 as part of VALIC's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, VALIC's testing activities will extend throughout 1999.

     CONTINGENCY PLANS. VALIC has commenced contingency planning to reduce the risk of Year 2000 related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk, (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. VALIC is currently developing contingency plans and expects to substantially complete all contingency-planning activities by April 30, 1999.

     RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, VALIC believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on VALIC's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and VALIC is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to nonperformance by significant third party vendors, VALIC's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, or other unforeseen circumstances in completing VALIC's plans, the Year 2000 issues could have a material adverse impact on VALIC's operations following the turn of the century.

     COSTS. Through December 31, 1998, VALIC has incurred and expensed $27 million (pretax) related to Year 2000 readiness, including $20 million incurred during 1998. VALIC currently anticipates that it will incur future costs of approximately $2 million (pretax) to maintain Year 2000 readiness, complete Year 2000 work on noncritical systems and third party relationships, and complete contingency planning activities. In addition, VALIC accelerated the planned replacement of certain systems as part of the Year 2000 plans.


--------------------------------------------------------------------------------
14

================================================================================
                                CHAIRMAN'S LETTER                              1
================================================================================



TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1998, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Portfolio Director Plus, Independence Plus, Group Unit Purchase and Impact) appears on pages two and three.

1998 was a volatile year for investors around the world. Problems that began in Asia in late 1997 circled the globe throughout 1998. Central banks, fearing the worst lowered interest rates in the fourth quarter of 1998. The result was an unexpected and dramatic rise in stock and bond prices worldwide.

The year was marked by extreme flight to quality. Investors general preference was for larger cap growth in stocks over small cap value stocks, and U.S. Treasury Securities.

The Standard & Poor's 500 Index, dominated by large cap, high-growth technology and global consumer product companies, had a total return of 28.58%. The top 15 stocks alone accounted for half of the performance. It was a difficult year for active equity fund managers, as almost 90% of the active managers lagged the S&P 500 Index returns. Also, the S&P 500 Index returns for the year outperformed over 71% of all U.S.-traded common stocks. The medium to small-cap companies lagged, with the large companies S&P MidCap 400 Index returning 6.27% and the S&P SmallCap 600 Index, producing a negative 1.31%.

There was a greater variability in returns between growth and value components of the equity indices. In the large capitalization arena, S&P 500/BARRA Growth Index returned an outstanding 42.16%, while the S&P 500/BARRA Value Index returned 14.67%. In the mid-cap sector, the S&P 400/BARRA Growth Index returned 34.86% compared to the S&P 400/BARRA Value Index return of 4.67%. However, the small cap equity returns experienced wide variability, with the S&P SmallCap 600/BARRA Growth Index returning 2.29%, and the S&P SmallCap 600/BARRA Value returning a negative 5.06%.

Globally, the pattern of investment results was very similar to the U.S. equity returns. The MSCI world Index returned 22%. The top quintile of growth stocks outperformed the bottom quintile of value stocks by over two times with returns of 48% and 17%, respectively.

The yield on the 30 year Treasury bond opened the year at 5.92% and declined to 5.10% by the end of 1998, as the Federal Reserve lowered the federal fund rate three times between September 29 and November 17, leaving the target rate at 4.75%.

For the year, the bond market return, reflected in the Lehman Aggregate Bond Index, was 8.69% with the long U.S. Treasury Index showing the highest return of 13.52%, followed by the Long Corporate AA/Better Index 10.52%, and the High Yield Index with 1.60%. Throughout the developed world international bond prices appreciated as yields declined.

While international markets outside of North America and Europe remain unsettled, the U.S. economy is experiencing unprecedented prosperity and growth. Furthermore, with worldwide inflation rates low, and the Federal Reserve weary of weakness in Asia and emerging markets, it appears that we can expect a continuation of the current stable rate environment.

If you have any questions about your contract or this report, we would be happy to hear from you.

                                  Respectfully,


                                  /s/ THOMAS L. WEST, JR.


                                  Thomas L. West, Jr., Chairman
                                  The Variable Annuity Life Insurance Company



February 18, 1999




This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks of Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                               CHAIRMAN'S LETTER
================================================================================




                                                                                GROUP                                    PORTFOLIO
                                                                                 UNIT                    INDEPENDENCE    DIRECTOR
                                                                               PURCHASE      IMPACT         PLUS             1
                                                                               DIVISION      DIVISION      DIVISION      DIVISION
                                                                             ------------  ------------  ------------  ------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --            --            11           11
   Putnam Global Growth Fund .............................................             --            --            --           --
   Templeton Foreign Fund ................................................             --            --            --           --
   Templeton International Fund ..........................................             --            --            --           20

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             --            --            --           17
   AGSPC Small Cap Index Fund ............................................             --            --            14           14
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................                           --            --           18
   Putnam New Opportunities Fund .........................................             --            --            --           --
   Putnam OTC & Emerging Growth Fund .....................................             --            --            --           --

GROWTH
   AGSPC Growth Fund .....................................................             --            --            --           15
   AGSPC MidCap Index Fund ...............................................             --             4             4            4
   American Century - Twentieth Century Ultra Fund .......................             --            --            --           --
   Founders Growth Fund ..................................................             --            --            --           --

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --            --            --           16
   AGSPC Social Awareness Fund ...........................................             --            --            12           12
   AGSPC Stock Index Fund ................................................         10A,10B           10D           10C          10C
   Neuberger Berman Guardian Trust .......................................             --            --            --           --
   Scudder Growth and Income Fund ........................................             --            --            --           --
   Vanguard Windsor II Fund ..............................................             --            --            --           --

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --            --            --           19

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --             5             5            5
   Vanguard Wellington Fund ..............................................             --            --            --           --

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             --            --            13           13

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --             1             7            7
   AGSPC Government Securities Fund ......................................             --            --             8            8
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             --            --            --           --
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             --            --            --           --

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................             --             2             6            6

                                                                                                               YEAR TO DATE
                                                                                                                TOTAL RETURNS
                                                                             PORTFOLIO       PORTFOLIO         FOR YEAR ENDING
                                                                              DIRECTOR       DIRECTOR            DECEMBER 31,
                                                                                 2             PLUS        ----------------------
                                                                              DIVISION       DIVISION         1998       1997
                                                                             ------------   ------------   ----------  ----------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund .....................................             --             11        17.57%       1.18%
   Putnam Global Growth Fund .............................................             28             28        27.48       12.20
   Templeton Foreign Fund ................................................             32             32        (5.82)       5.57
   Templeton International Fund ..........................................             --             20         7.95       12.54

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund .......................................             17             17        40.71        1.57
   AGSPC Small Cap Index Fund ............................................             --             14        (2.92)      21.18
   Dreyfus Variable Investment Fund - Small Cap Portfolio ................             --             18        (4.51)      15.37
   Putnam New Opportunities Fund .........................................             26             26        23.12       21.31
   Putnam OTC & Emerging Growth Fund .....................................             27             27         9.87        9.08

GROWTH
   AGSPC Growth Fund .....................................................             15             15        16.96       19.80
   AGSPC MidCap Index Fund ...............................................             --              4        17.80       30.45
   American Century - Twentieth Century Ultra Fund .......................             31             31        33.14       21.74
   Founders Growth Fund ..................................................             30             30        23.76       25.25

GROWTH & INCOME
   AGSPC Growth & Income Fund ............................................             --             16        13.41       22.60
   AGSPC Social Awareness Fund ...........................................             12             12        26.03       32.52
   AGSPC Stock Index Fund ................................................             10C            10C       27.14       31.77
   Neuberger Berman Guardian Trust .......................................             29             29         1.34       16.66
   Scudder Growth and Income Fund ........................................             21             21         4.99       28.80
   Vanguard Windsor II Fund ..............................................             24             24        14.90       30.70

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund .......................................             --             19         5.07       14.07

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund ...........................................             --              5        17.19       21.40
   Vanguard Wellington Fund ..............................................             25             25        10.65       21.65

CURRENT INCOME
   AGSPC International Government Bond Fund ..............................             13             13        15.92       (5.79)

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund .......................................             --              7         6.30        7.49
   AGSPC Government Securities Fund ......................................             --              8         7.86        7.83
   Vanguard Fixed Income Securities Fund - Long-Term Corporate Fund ......             22             22         8.04       12.32
   Vanguard Fixed Income Securities Fund - Long-Term Treasury Fund .......             23             23        11.82       12.44

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund ...............................................              6              6         4.12        4.13



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                                CHAIRMAN'S LETTER                             3
================================================================================



                                                                Group                                 Portfolio     Portfolio
                                                                 Unit                   Independence  Director      Director
                                                               Purchase      Impact         Plus          1            2

------------------------------------------------------------------------------------------------------------------------------------
                                                               Division      Division     Division     Division     Division
                                                               ----------   ----------   ----------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............           --           --           --           --           --
   American General Large Cap Growth Fund ..................           --           --           --           --           --
   American General Mid Cap Growth Fund ....................           --           --           --           --           --
   American General Small Cap Growth Fund ..................           --           --           --           --           --
   American General INternational Value Fund ...............           --           --           --           --           --
   American General Large Cap Value Fund ...................           --           --           --           --           --
   American General Mid Cap Value Fund .....................           --           --           --           --           --
   American General Small Cap Value Fund ...................           --           --           --           --           --
   T. Rowe Price Small-Cap Stock Fund ......................           --           --           --           --           --

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............           --           --           --           --           --

BALANCED FUNDS

   American General Balanced Fund ..........................           --           --           --           --           --

INCOME FUNDS

   American General High Yield Bond Fund ...................           --           --           --           --           --
   American General Strategic Bond Fund ....................           --           --           --           --           --
   American General Domestic Bond Fund .....................           --           --           --           --           --
   American General Core Bond Fund .........................           --           --           --           --           --

MONEY MARKET FUND

   American General Money Market Fund ......................           --           --           --           --           --

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................           --           --           --           --           --
   American General Moderate Growth Lifestyle Fund .........           --           --           --           --           --
   American General Conservative Growth Lifestyle Fund .....           --           --           --           --           --
   Vanguard LifeStrategy Growth ............................           --           --           --           --           --
   Vanguard LifeStrategy Moderate Growth ...................           --           --           --           --           --
   Vanguard LifeStrategy Conservative Growth ...............           --           --           --           --           --

                                                                             Year To Date
                                                                             Total Returns
                                                             Portfolio      For Year Ending
                                                             Director         December 31,
                                                               Plus      ------------------------
                                                             Division       1998         1997
                                                             ---------   ----------   ----------
ACTIVELY MANAGED EQUITY FUNDS

   American General International Growth Fund ..............        33       5.17(a)      N/A
   American General Large Cap Growth Fund ..................        39      24.08(a)      N/A
   American General Mid Cap Growth Fund ....................        37      34.77(a)      N/A
   American General Small Cap Growth Fund ..................        35      34.94(a)      N/A
   American General International Value Fund ...............        34      14.99(a)      N/A
   American General Large Cap Value Fund ...................        40      24.66(a)      N/A
   American General Mid Cap Value Fund .....................        38      25.47(a)      N/A
   American General Small Cap Value Fund ...................        36      16.53(a)      N/A
   T. Rowe Price Small-Cap Stock Fund ......................        51      14.10(b)      N/A

SPECIALTY EQUITY FUND

   American General Socially Responsible Fund ..............        41      27.78(a)      N/A

BALANCED FUNDS

   American General Balanced Fund ..........................        42      17.01(a)      N/A

INCOME FUNDS

   American General High Yield Bond Fund ...................        60       5.31(a)      N/A
   American General Strategic Bond Fund ....................        59       4.99(a)      N/A
   American General Domestic Bond Fund .....................        43       4.44(a)      N/A
   American General Core Bond Fund .........................        58       2.92(a)      N/A

MONEY MARKET FUND

   American General Money Market Fund ......................        44       1.33(a)      N/A

LIFESTYLE FUNDS

   American General Growth Lifestyle Fund ..................        48      19.25(a)      N/A
   American General Moderate Growth Lifestyle Fund .........        49      18.54(a)      N/A
   American General Conservative Growth Lifestyle Fund .....        50      16.20(a)      N/A
   Vanguard LifeStrategy Growth ............................        52      16.81(b)      N/A
   Vanguard LifeStrategy Moderate Growth ...................        53      12.59(b)      N/A
   Vanguard LifeStrategy Conservative Growth ...............        54       8.40(b)      N/A

(a)      Since August 26, 1998, initial capitalizations of Fund. See Note C.

(b)      Since September 22, 1998, inception of the Division.

The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

                           [Intentionally Left Blank]

================================================================================
                              FINANCIAL STATEMENTS                             5
================================================================================

STATEMENT OF NET ASSETS
December 31, 1998

ASSETS:                                                                                             ALL DIVISIONS
                                                                                                  ----------------
Total investment in shares of mutual funds, at market (cost $11,178,484,452) ..................   $ 14,587,138,409
Balance due from VALIC general account ........................................................          4,821,209
                                                                                                  ----------------
NET ASSETS ....................................................................................     14,591,959,618
                                                                                                  ================

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts
   (Net of applicable contract loans -- partial withdrawals with right of reinvestment) .......   $ 14,481,888,528
Reserves for annuity contracts on benefit .....................................................         22,530,083
Capital surplus (Note C) ......................................................................         87,541,007
                                                                                                  ----------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .............................................   $ 14,591,959,618
                                                                                                  ================

STATEMENT OF OPERATIONS
For the year ended December 31, 1998

INVESTMENT INCOME:                                                                                  ALL DIVISIONS
                                                                                                  ----------------
Dividends from mutual funds ...................................................................   $    161,161,461
                                                                                                  ----------------

EXPENSES:
Mortality and expense risk charge .............................................................        133,464,532
Reimbursement of expenses (Note C) ............................................................         (5,204,060)
                                                                                                  ----------------
Total expenses ................................................................................        128,260,472
                                                                                                  ----------------
NET INVESTMENT INCOME .........................................................................         32,900,989
                                                                                                  ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ..............................................................        256,062,773
Capital gains distributions from mutual funds .................................................        599,950,475
Net unrealized appreciation of investments during the period ..................................      1,171,591,133
                                                                                                  ----------------
Net realized and unrealized gain on investments ...............................................      2,027,604,381
                                                                                                  ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................   $  2,060,505,370
                                                                                                  ================


STATEMENTS OF CHANGES IN NET ASSETS                                                                 ALL DIVISIONS
                                                                                          ------------------------------------
                                                                                                1998                1997
                                                                                          ----------------    ----------------
OPERATIONS:
Net investment income .................................................................   $     32,900,989    $     30,758,096
Net realized gain on investments ......................................................        256,062,773         161,505,567
Capital gains distributions from mutual funds .........................................        599,950,475         289,703,358
Net unrealized appreciation of investments during the period ..........................      1,171,591,133       1,001,756,337
                                                                                          ----------------    ----------------
   Increase in net assets resulting from operations ...................................      2,060,505,370       1,483,723,358
                                                                                          ----------------    ----------------

PRINCIPAL TRANSACTIONS:
Purchase payments .....................................................................      2,363,611,528       1,798,552,034
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ...       (576,063,916)       (328,105,329)
Annuity benefit payments ..............................................................         (2,688,910)         (2,273,125)
Amounts transferred from VALIC general account ........................................        419,281,138         518,857,110
                                                                                          ----------------    ----------------
   Increase in net assets resulting from principal transactions .......................      2,204,139,840       1,987,030,690
                                                                                          ----------------    ----------------
Total increase in net assets ..........................................................      4,264,645,210       3,470,754,048

NET ASSETS:
Beginning of period ...................................................................     10,327,314,408       6,856,560,360
                                                                                          ----------------    ----------------
End of period .........................................................................   $ 14,591,959,618    $ 10,327,314,408
                                                                                          ================    ================



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                             AGSPC           PUTNAM
                                                                         INTERNATIONAL       GLOBAL       TEMPLETON      TEMPLETON
                                                                           EQUITIES          GROWTH        FOREIGN     INTERNATIONAL
                                                                             FUND -          FUND -         FUND -         FUND -
                                                                          DIVISION 11     DIVISION 28    DIVISION 32    DIVISION 20
                                                                         -------------   -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .......................  $ 148,718,766   $ 162,850,092  $ 218,291,648  $ 769,418,093
Balance due (to) from VALIC general account ...........................       (444,384)        244,949        176,625         78,110
                                                                         -------------   -------------  -------------  -------------
NET ASSETS ............................................................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ...  $ 148,099,853   $ 163,052,748  $ 218,427,558  $ 769,292,514
Reserves for annuity contracts on benefit .............................        174,529          42,293         40,715        203,689
Capital Surplus (Note C) ..............................................             --              --             --             --
                                                                         -------------   -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS .....................  $ 148,274,382   $ 163,095,041  $ 218,468,273  $ 769,496,203
                                                                         =============   =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                    AMERICAN CENTURY -
                                                                        TWENTIETH       FOUNDERS        AGSPC           AGSPC
                                                                         CENTURY         GROWTH        GROWTH &         SOCIAL
                                                                       ULTRA FUND -      FUND -      INCOME FUND -  AWARENESS FUND -
                                                                        DIVISION 31    DIVISION 30    DIVISION 16     DIVISION 12
                                                                       -------------  -------------  -------------  -------------
ASSETS:

Investment in shares of mutual funds, at market .....................  $ 366,344,764  $ 412,424,559  $ 285,113,626  $ 434,890,057
Balance due (to) from VALIC general account .........................        495,565        496,361        114,285        251,402
                                                                       -------------  -------------  -------------  -------------
NET ASSETS ..........................................................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of reinvestment)..  $ 366,789,363  $ 412,850,610  $ 285,171,395  $ 435,010,800
Reserves for annuity contracts on benefit ...........................         50,966         70,310         56,516        130,659
Capital Surplus (Note C) ............................................             --             --             --             --
                                                                       -------------  -------------  -------------  -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ...................  $ 366,840,329  $ 412,920,920  $ 285,227,911  $ 435,141,459
                                                                       =============  =============  =============  =============

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                                           AGSPC                           AGSPC
                                                                         TEMPLETON         ASSET         VANGUARD      INTERNATIONAL
                                                                      ASSET ALLOCATION   ALLOCATION     WELLINGTON       GOVERNMENT
                                                                           FUND -          FUND -         FUND -         BOND FUND -
                                                                         DIVISION 19      DIVISION 5    DIVISION 25     DIVISION 13
                                                                        -------------   -------------  -------------   -------------
ASSETS:

Investment in shares of mutual funds, at market ......................  $ 324,138,930   $ 227,493,681  $ 406,576,731   $ 169,141,402
Balance due (to) from VALIC general account ..........................        (10,923)         41,476        (66,066)         66,807
                                                                        -------------   -------------  -------------   -------------
NET ASSETS ...........................................................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:

Reserves for redeemable annuity contracts (Net of applicable
  contract loans -- partial withdrawals with right of reinvestment) ..  $ 323,829,380   $ 227,370,013  $ 406,457,643   $ 169,153,179
Reserves for annuity contracts on benefit ............................        298,627         165,144         53,022          55,030
Capital Surplus (Note C) .............................................             --              --             --              --
                                                                        -------------   -------------  -------------   -------------
TOTAL CONTRACT OWNER RESERVES AND CAPITAL SURPLUS ....................  $ 324,128,007   $ 227,535,157  $ 406,510,665   $ 169,208,209
                                                                        =============   =============  =============   =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              7
================================================================================


    AGSPC            AGSPC        DREYFUS VARIABLE      PUTNAM         PUTNAM OTC &                        AGSPC
  SCIENCE &        SMALL CAP         INVESTMENT          NEW             EMERGING          AGSPC           MIDCAP
  TECHNOLOGY         INDEX        FUND - SMALL CAP   OPPORTUNITIES        GROWTH           GROWTH          INDEX
   FUND -            FUND -          PORTFOLIO -         FUND -           FUND -           FUND -          FUND -
 DIVISION 17      DIVISION 14        DIVISION 18      DIVISION 26      DIVISION 27      DIVISION 15       DIVISION 4
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,008,368   $  225,671,866    $  801,729,449   $  411,790,940   $  142,153,064   $1,213,041,349   $  850,345,675
       233,960           (1,195)          277,466          622,014          158,931          219,257          159,959
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============


$1,356,787,386   $  225,553,498    $  801,796,471   $  412,396,437   $  142,270,946   $1,212,743,548   $  850,117,314
       454,942          117,173           210,444           16,517           41,049          517,058          388,320
            --               --                --               --               --               --               --
--------------   --------------    --------------   --------------   --------------   --------------   --------------
$1,357,242,328   $  225,670,671    $  802,006,915   $  412,412,954   $  142,311,995   $1,213,260,606   $  850,505,634
==============   ==============    ==============   ==============   ==============   ==============   ==============



                                                                       NEUBERGER
                                                                        BERMAN         SCUDDER            VANGUARD
                AGSPC STOCK INDEX FUND                                 GUARDIAN        GROWTH AND        WINDSOR II
------------------------------------------------------------------       TRUST -      INCOME FUND -         FUND -
 DIVISION 10A      DIVISION 10B     DIVISION 10C     DIVISION 10D     DIVISION 29      DIVISION 21       DIVISION 24
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  548,095,924    $   42,538,426   $3,335,722,002   $   56,510,591   $   61,347,128   $  247,754,620   $  651,075,950
      (342,049)           10,450        1,070,137            2,453           22,721          213,888          339,032
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


$  533,364,910    $   40,484,822   $3,334,328,831   $   56,292,876   $   61,355,625   $  247,893,617   $  651,232,580
    14,388,965         2,064,054        2,463,308          220,168           14,224           74,891          182,402
            --                --               --               --               --               --               --
--------------    --------------   --------------   --------------   --------------   --------------   --------------
$  547,753,875    $   42,548,876   $3,336,792,139   $   56,513,044   $   61,369,849   $  247,968,508   $  651,414,982
==============    ==============   ==============   ==============   ==============   ==============   ==============


                                        AGSPC
                                     GOVERNMENT        VANGUARD         VANGUARD
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       LONG-TERM         LONG-TERM          AGSPC MONEY MARKET FUND
-------------------------------        FUND -       CORPORATE FUND -  TREASURY FUND -   -------------------------------
  DIVISION 1       DIVISION 7        DIVISION 8       DIVISION 22       DIVISION 23       DIVISION 2       DIVISION 6
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,286,289   $   60,017,936    $  113,502,848    $   59,843,445   $  119,293,240    $    4,184,151   $  266,261,605
        13,504          (46,396)          (40,451)          121,207          (41,034)           13,336          389,999
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

$    6,295,147   $   59,971,540    $  113,462,397    $   59,964,652   $  119,238,598    $    4,197,487   $  266,634,790
         4,646               --                --                --           13,608                --           16,814
            --               --                --                --               --                --               --
--------------   --------------    --------------    --------------   --------------    --------------   --------------
$    6,299,793   $   59,971,540    $  113,462,397    $   59,964,652   $  119,252,206    $    4,197,487   $  266,651,604
==============   ==============    ==============    ==============   ==============    ==============   ==============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================




STATEMENTS OF NET ASSETS
December 31, 1998
                                                                            AMERICAN        AMERICAN      AMERICAN       AMERICAN
                                                                             GENERAL         GENERAL       GENERAL        GENERAL
                                                                          INTERNATIONAL   INTERNATIONAL   SMALL CAP      SMALL CAP
                                                                          GROWTH FUND -   VALUE FUND -   GROWTH FUND -  VALUE FUND -
                                                                           DIVISION 33     DIVISION 34   DIVISION 35    DIVISION 36
                                                                          ------------    ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market .......................   $  3,853,567    $  4,153,036   $  5,279,473   $  4,500,106
Balance due to VALIC general account ..................................         (2,817)             --             --             --
                                                                          ------------    ------------   ------------   ------------
NET ASSETS ............................................................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ....   $         --    $         --   $         --   $         --
Reserves for annuity contracts on benefit .............................             --              --             --             --
Capital surplus (Note C) ..............................................      3,850,750       4,153,036      5,279,473      4,500,106
                                                                          ------------    ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus .....................   $  3,850,750    $  4,153,036   $  5,279,473   $  4,500,106
                                                                          ============    ============   ============   ============


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN      AMERICAN       AMERICAN
                                                                           GENERAL        GENERAL       GENERAL        GENERAL
                                                                           MID CAP        MID CAP      LARGE CAP      LARGE CAP
                                                                         GROWTH FUND -  VALUE FUND -  GROWTH FUND -  VALUE FUND -
                                                                         DIVISION 37    DIVISION 38   DIVISION 39    DIVISION 40
                                                                         -----------    -----------   -----------    -----------
ASSETS:
Investment in shares of mutual funds, at market ......................   $ 5,475,870    $ 4,972,209   $ 3,549,043    $ 3,626,750
Balance due to VALIC general account .................................          (270)            --        (1,410)            --
                                                                         -----------    -----------   -----------    -----------
NET ASSETS ...........................................................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $        --    $        --   $        --    $        --
Reserves for annuity contracts on benefit ............................            --             --            --             --
Capital surplus (Note C) .............................................     5,475,600      4,972,209     3,547,633      3,626,750
                                                                         -----------    -----------   -----------    -----------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $ 5,475,600    $ 4,972,209   $ 3,547,633    $ 3,626,750
                                                                         ===========    ===========   ===========    ===========


STATEMENTS OF NET ASSETS
December 31, 1998
                                                                          AMERICAN       AMERICAN       AMERICAN        AMERICAN
                                                                      GENERAL SOCIALLY    GENERAL        GENERAL         GENERAL
                                                                         RESPONSIBLE     BALANCED        DOMESTIC      MONEY MARKET
                                                                            FUND -         FUND -       BOND FUND -       FUND -
                                                                         DIVISION 41    DIVISION 42     DIVISION 43    DIVISION 44
                                                                         ------------   ------------   ------------   ------------
ASSETS:
Investment in shares of mutual funds, at market ......................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
Balance due to VALIC general account .................................             --             --             --             --
                                                                         ------------   ------------   ------------   ------------
NET ASSETS ...........................................................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============

CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
Reserves for redeemable annuity contracts (Net of applicable
  contract loans - partial withdrawals with right of reinvestment) ...   $         --   $         --   $         --   $         --
Reserves for annuity contracts on benefit ............................             --             --             --             --
Capital surplus (Note C) .............................................      6,409,166      5,868,671      1,309,568      5,082,478
                                                                         ------------   ------------   ------------   ------------
TOTAL CONTRACT OWNER RESERVES and Capital Surplus ....................   $  6,409,166   $  5,868,671   $  1,309,568   $  5,082,478
                                                                         ============   ============   ============   ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                              9
================================================================================


   AMERICAN          AMERICAN           AMERICAN          AMERICAN       AMERICAN         AMERICAN
   GENERAL            GENERAL           GENERAL           GENERAL         GENERAL          GENERAL        T. ROWE PRICE
   GROWTH         MODERATE GROWTH  CONSERVATIVE GROWTH     CORE          STRATEGIC        HIGH YIELD     SMALL-CAP STOCK
LIFESTYLE FUND -  LIFESTYLE FUND -   LIFESTYLE FUND -   BOND FUND -      BOND FUND -       BOND FUND          FUND -
 DIVISION 48       DIVISION 49        DIVISION 50       DIVISION 58      DIVISION 59      DIVISION 60      DIVISION 51
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,991,538    $    5,950,028    $    5,829,911    $    5,161,936   $    5,265,532   $    5,282,173   $          139
        (9,933)           (4,420)           (1,198)               --               --               --               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============

$           --    $           --    $           --    $           --   $           --   $           --   $          139
            --                --                --                --               --               --               --
     5,981,605         5,945,608         5,828,713         5,161,936        5,265,532        5,282,173               --
--------------    --------------    --------------    --------------   --------------   --------------   --------------
$    5,981,605    $    5,945,608    $    5,828,713    $    5,161,936   $    5,265,532   $    5,282,173   $          139
==============    ==============    ==============    ==============   ==============   ==============   ==============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
10                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF OPERATIONS                                     AGSPC           PUTNAM
For the year ended December 31, 1998                      INTERNATIONAL      GLOBAL         TEMPLETON          TEMPLETON
                                                            EQUITIES         GROWTH          FOREIGN         INTERNATIONAL
                                                             FUND -          FUND -           FUND -            FUND -
                                                           DIVISION 11     DIVISION 28      DIVISION 32       DIVISION 20
                                                          ------------    ------------     ------------     --------------
INVESTMENT INCOME:
Dividends from mutual funds ..........................    $  3,115,042    $    607,762     $  5,873,157     $ 17,844,520
                                                          ------------    ------------     ------------     ------------
 EXPENSES:
Mortality and expense risk charge ....................       1,507,006       1,281,924        2,636,652        9,900,147
Reimbursement of expenses (Note C) ...................            --          (256,355)        (526,963)            --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       1,507,006       1,025,569        2,109,689        9,900,147
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................       1,608,036        (417,807)       3,763,468        7,944,373
                                                          ------------    ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ..............       4,716,155         107,190       (1,076,896)      52,533,310
Capital gains distributions from mutual funds ........      11,021,627       4,089,731       17,280,633       31,903,839
Net unrealized appreciation (depreciation)
  of investments during the year .....................       7,346,991      21,600,190      (34,315,820)     (37,039,574)
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      23,084,773      25,797,111      (18,112,083)      47,397,575
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..........................    $ 24,692,809    $ 25,379,304     $(14,348,615)    $ 55,341,948
                                                          ============    ============     ============     ============


                                                                                                               AGSPC
STATEMENTS OF OPERATIONS                                 AMERICAN CENTURY-   FOUNDERS          AGSPC           SOCIAL
For the year ended December 31, 1998                         TWENTIETH        GROWTH         GROWTH &        AWARENESS
                                                           CENTURY ULTRA      FUND -       INCOME FUND -       FUND -
                                                               FUND -       DIVISION 30     DIVISION 16     DIVISION 12
                                                          ------------    ------------     ------------     ------------

INVESTMENT INCOME:
Dividends from mutual funds ..........................    $       --      $    202,602     $  1,219,255     $  3,599,599
                                                          ------------    ------------     ------------     ------------
EXPENSES:
Mortality and expense risk charge ....................       2,804,758       3,631,491        2,643,321        3,409,326
Reimbursement of expenses (Note C) ...................        (521,841)       (726,411)            --               --
                                                          ------------    ------------     ------------     ------------
   Total expenses ....................................       2,282,917       2,905,080        2,643,321        3,409,326
                                                          ------------    ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) .........................      (2,282,917)     (2,702,478)      (1,424,066)         190,273
                                                          ------------    ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net realized gain on investments .....................         473,963         669,679       10,494,295        2,220,138
Capital gains distributions from mutual funds ........      30,532,354      21,151,616       20,275,426       37,003,617
Net unrealized appreciation (depreciation)
   of investments during the year ....................      39,033,600      42,627,883        3,996,252       38,477,902
                                                          ------------    ------------     ------------     ------------
Net realized and unrealized gain (loss) on investments      70,039,917      64,449,178       34,765,973       77,701,657
                                                          ------------    ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .........................    $ 67,757,000    $ 61,746,700     $ 33,341,907     $ 77,891,930
                                                          ============    ============     ============     ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              SEPARATE ACCOUNT A                              11
================================================================================


    AGSPC              AGSPC         DREYFUS VARIABLE         PUTNAM             PUTNAM OTC &
   SCIENCE &         SMALL CAP        INVESTMENT FUND           NEW                EMERGING            AGSPC             AGSPC
  TECHNOLOGY           INDEX           - SMALL CAP         OPPORTUNITIES            GROWTH            GROWTH             MIDCAP
     FUND -            FUND -           PORTFOLIO -             FUND -               FUND -            FUND -         INDEX FUND -
  DIVISION 17       DIVISION 14        DIVISION 18           DIVISION 26          DIVISION 27       DIVISION 15        DIVISION 4
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $          --     $   2,611,782      $       2,936        $           --        $   4,436,796     $          --      $   7,011,168
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    10,381,062         2,289,688         10,348,098             3,363,729            1,438,779        10,623,737          7,700,596
            --                --         (1,244,807)             (672,401)            (288,124)               --                 --
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
    10,381,062         2,289,688          9,103,291             2,691,328            1,150,655        10,623,737          7,700,596
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   (10,381,062)          322,094         (9,100,355)           (2,691,328)           3,286,141       (10,623,737)          (689,428)
 -------------     -------------      -------------        --------------        -------------     -------------      -------------

    34,745,563         8,661,321         19,673,784               872,455             (332,944)       11,720,556         26,826,443
   113,616,462        18,436,501         15,549,964            12,546,729                   --        51,517,534         69,472,796

   250,423,659       (34,899,835)       (67,338,458)           53,605,222            9,278,020       114,925,718         30,964,965
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
   398,785,684        (7,802,013)       (32,114,710)           67,024,406            8,945,076       178,163,808        127,264,204
 -------------     -------------      -------------        --------------        -------------     -------------      -------------
 $ 388,404,622     $  (7,479,919)     $ (41,215,065)       $   64,333,078        $  12,231,217     $ 167,540,071      $ 126,574,776
 =============     =============      =============        ==============        =============     =============      =============




                                                                                                   SCUDDER
                                                                               NEUBERGER        GROWTH AND          VANGUARD
                        AGSPC STOCK INDEX FUND                                  BERMAN            INCOME           WINDSOR II
 -------------------------------------------------------------------        GUARDIAN TRUST -       FUND -            FUND -
 DIVISION 10A    DIVISION 10B        DIVISION 10C      DIVISION 10D          DIVISION 29       DIVISION 21        DIVISION 24
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $   6,134,933   $     482,467       $  33,994,984     $     635,074        $      266,705     $   4,796,472    $  11,495,781
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

     5,099,302         206,480          28,029,502           529,334               728,024         2,644,262        5,873,266
            --         (82,027)                 --                --              (145,133)         (528,762)              --
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     5,099,302         124,453          28,029,502           529,334               582,891         2,115,500        5,873,266
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
     1,035,631         358,014           5,965,482           105,740              (316,186)        2,680,972        5,622,515
 -------------   -------------       -------------     -------------        --------------     -------------    -------------

    36,292,713       2,895,173          21,789,375         4,368,980               447,267         1,067,960        1,366,076
     2,140,138         166,018          13,033,369           219,975             5,112,104        17,737,903       51,898,120

    82,035,996       6,394,969         631,036,013         7,900,957            (5,621,588)      (15,926,329)         278,987
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
   120,468,847       9,456,160         665,858,757        12,489,912               (62,217)        2,879,534       53,543,183
 -------------   -------------       -------------     -------------        --------------     -------------    -------------
 $ 121,504,478   $   9,814,174       $ 671,824,239     $  12,595,652        $     (378,403)    $   5,560,506    $  59,165,698
 =============   =============       =============     =============        ==============     =============    -------------

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================

                                                                         AGSPC                               AGSPC
                                                      TEMPLETON          ASSET           VANGUARD        INTERNATIONAL
STATEMENTS OF OPERATIONS                           ASSET ALLOCATION    ALLOCATION       WELLINGTON        GOVERNMENT
For the year ended December 31, 1998                   FUND -             FUND -          FUND -           BOND FUND -
                                                     DIVISION 19       DIVISION 5       DIVISION 25       DIVISION 13
                                                   ----------------   ------------     ------------      -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................     $  9,488,692      $  5,918,741     $ 11,720,002      $  3,619,997
                                                    ------------      ------------     ------------      ------------
EXPENSES:
Mortality and expense risk charge .............        4,189,971         2,045,234        3,573,103         1,622,993
Reimbursement of expenses (Note C) ............               --                --               --                --
                                                    ------------      ------------     ------------      ------------
   Total expenses .............................        4,189,971         2,045,234        3,573,103         1,622,993
                                                    ------------      ------------     ------------      ------------
NET INVESTMENT INCOME .........................        5,298,721         3,873,507        8,146,899         1,997,004
                                                    ------------      ------------     ------------      ------------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .......       10,513,951         2,520,862          453,710        (1,068,211)
Capital gains distributions from mutual funds .        9,560,576        12,936,405       30,281,535           872,765
Net unrealized appreciation (depreciation)
  of investments during the year ..............      (10,693,322)       13,072,376      (13,016,167)       21,926,900
                                                    ------------      ------------     ------------      ------------
Net realized and unrealized gain on investments        9,381,205        28,529,643       17,719,078        21,731,454
                                                    ------------      ------------     ------------      ------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................     $ 14,679,926      $ 32,403,150     $ 25,865,977      $ 23,728,458
                                                    ============      ============     ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                              FINANCIAL STATEMENTS                            13
================================================================================

                                       AGSPC          VANGUARD          VANGUARD
                                     GOVERNMENT       LONG-TERM         LONG-TERM
AGSPC CAPITAL CONSERVATION FUND      SECURITIES       CORPORATE         TREASURY           AGSPC MONEY MARKET FUND
-------------------------------        FUND -           FUND -           FUND -          ----------------------------
  DIVISION 1       DIVISION 7        DIVISION 8      DIVISION 22       DIVISION 23        DIVISION 2       DIVISION 6
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
 $   402,079      $ 3,710,371       $ 5,462,111      $ 2,478,178       $ 3,523,260       $   230,073      $ 9,814,968
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

      63,904          585,563           993,952          504,256           798,645            46,056        1,965,005
          --               --                --          (78,692)         (132,544)               --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      63,904          585,563           993,952          425,564           666,101            46,056        1,965,005
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
     338,175        3,124,808         4,468,159        2,052,614         2,857,159           184,017        7,849,963
 -----------      -----------       -----------      -----------       -----------       -----------      -----------


      12,194          413,199         1,352,903          136,212         1,195,397                --               --
          --               --                --        1,044,043                --                --               --
      35,832          (35,856)        1,437,930          (64,200)        2,611,560                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------
      48,026          377,343         2,790,833        1,116,055         3,806,957                --               --
 -----------      -----------       -----------      -----------       -----------       -----------      -----------

 $   386,201      $ 3,502,151       $ 7,258,992      $ 3,168,669       $ 6,664,116       $   184,017      $ 7,849,963
============      ===========       ===========      ===========       ===========       ===========      ===========

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================



STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN          AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL           GENERAL           GENERAL            GENERAL
                                                      INTERNATIONAL     INTERNATIONAL       SMALL CAP         SMALL CAP
                                                      GROWTH FUND -      VALUE FUND -      GROWTH FUND -     VALUE FUND -
                                                       DIVISION 33*      DIVISION 34*      DIVISION 35*      DIVISION 36*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $    5,760        $       --        $   13,079
                                                       ----------        ----------        ----------        ----------
EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --             5,760                --            13,079
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --                --            18,373            51,644
Net unrealized appreciation
   of investments during the year .............           200,750           547,276         1,361,100           585,384
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments           200,750           547,276         1,379,473           637,028
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $  200,750        $  553,036        $1,379,473        $  650,107
                                                       ==========        ==========        ==========        ==========


STATEMENTS OF OPERATIONS                                AMERICAN          AMERICAN         AMERICAN           AMERICAN
For the year ended December 31, 1998                     GENERAL          GENERAL           GENERAL            GENERAL
                                                         MID CAP           MID CAP         LARGE CAP         LARGE CAP
                                                       GROWTH FUND -     VALUE FUND -     GROWTH FUND -      VALUE FUND -
                                                       DIVISION 37*      DIVISION 38*     DIVISION 39*       DIVISION 40*
                                                      -------------     -------------     -------------     -------------
INVESTMENT INCOME:
Dividends from mutual funds ...................        $       --        $   10,079        $    2,093        $   10,224
                                                       ----------        ----------        ----------        ----------

EXPENSES:
Mortality and expense risk charge .............                --                --                --                --
Reimbursement of expenses (Note C) ............                --                --                --                --
                                                       ----------        ----------        ----------        ----------
   Total expenses .............................                --                --                --                --
                                                       ----------        ----------        ----------        ----------
NET INVESTMENT INCOME .........................                --            10,079             2,093            10,224
                                                       ----------        ----------        ----------        ----------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:

Net realized gain on investments ..............                --                --                --                --
Capital gains distributions from mutual funds .                --           115,562                --                --
Net unrealized appreciation
  of investments during the year ..............         1,425,600           896,569           695,540           716,526
                                                       ----------        ----------        ----------        ----------
Net realized and unrealized gain on investments         1,425,600         1,012,131           695,540           716,526
                                                       ----------        ----------        ----------        ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ...................        $1,425,600        $1,022,210        $  697,633        $  726,750
                                                       ==========        ==========        ==========        ==========


 * For the period from August 26, 1998 (initial capital contribution date) through December 31, 1998.
      See Note C.
 **   For the period from September 22, 1998 through December 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================




 AMERICAN                                                                                   AMERICAN          AMERICAN
  GENERAL                            AMERICAN           AMERICAN         AMERICAN           GENERAL           GENERAL
 SOCIALLY          AMERICAN           GENERAL           GENERAL          GENERAL           MODERATE        CONSERVATIVE
RESPONSIBLE         GENERAL           DOMESTIC           MONEY           GROWTH             GROWTH            GROWTH
   FUND -        BALANCED FUND -     BOND FUND -      MARKET FUND -   LIFESTYLE FUND -  LIFESTYLE FUND -  LIFESTYLE FUND -
DIVISION 41*      DIVISION 42*      DIVISION 43*      DIVISION 44*    DIVISION 48*       DIVISION 49*       DIVISION 50*
------------     ---------------    ------------      -------------   ----------------  ----------------  ----------------
$   23,760        $   29,084        $   14,978        $   82,478        $   11,226        $   19,912        $   27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------

        --                --                --                --                --                --                --
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
        --                --                --                --                --                --                --
----------        ----------        ----------        ----------        ----------        ----------        ----------
    23,760            29,084            14,978            82,478            11,226            19,912            27,772
----------        ----------        ----------        ----------        ----------        ----------        ----------


        --                --                --                --                --                --                --
   285,733            34,051            15,898                --                --                --                --

 1,099,673           805,536            28,692                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------
 1,385,406           839,587            44,590                --           970,379           925,696           800,941
----------        ----------        ----------        ----------        ----------        ----------        ----------

$1,409,166        $  868,671        $   59,568        $   82,478        $  981,605        $  945,608        $  828,713
==========        ==========        ==========        ==========        ==========        ==========        ==========



 AMERICAN          AMERICAN          AMERICAN
  GENERAL          GENERAL           GENERAL         T. ROWE PRICE
   CORE            STRATEGIC        HIGH YIELD      SMALL-CAP STOCK
BOND FUND -       BOND FUND -       BOND FUND -          FUND -
DIVISION 58*     DIVISION 59*      DIVISION 60*       DIVISION 51**
------------     ------------      ------------     ----------------
$   50,247        $   69,000        $   92,262        $       --
----------        ----------        ----------        ----------

        --                --                --                --
        --                --                --                --
----------        ----------        ----------        ----------
        --                --                --                --
----------        ----------        ----------        ----------
    50,247            69,000            92,262                --
----------        ----------        ----------        ----------


        --                --                --                --
    16,291            11,064                --                --

    95,397           185,469           189,911                --
----------        ----------        ----------        ----------
   111,688           196,533           189,911                --
----------        ----------        ----------        ----------

$  161,935        $  265,533        $  282,173        $       --
==========        ==========        ==========        ==========

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     AGSPC
                                                                             INTERNATIONAL EQUITIES
                                                                               FUND - DIVISION 11
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $   1,608,036    $   1,546,185
Net realized gain (loss) on investments ..............................       4,716,155        8,844,811
Capital gains distributions from mutual funds ........................      11,021,627        4,593,062
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       7,346,991      (11,693,489)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      24,692,809        3,290,569
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      14,604,832       21,604,936
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (9,033,065)      (8,085,959)
Annuity benefit payments .............................................         (17,602)         (10,712)
Amounts transferred interdivision, and (to) from VALIC general account     (33,973,374)     (56,024,580)
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................     (28,419,209)     (42,516,315)
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................      (3,726,400)     (39,225,746)

NET ASSETS:
Beginning of year ....................................................     152,000,782      191,226,528
                                                                         -------------    -------------
End of year ..........................................................   $ 148,274,382    $ 152,000,782
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................     122,716,744      156,226,314
Purchase payments ....................................................      10,549,627       17,325,859
Surrenders ...........................................................      (6,694,955)      (6,456,410)
Transfers -- interdivision and (to) from VALIC general account .......     (24,759,665)     (44,379,019)
                                                                         -------------    -------------
Total units outstanding, end of year .................................     101,811,751      122,716,744
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,811,751      122,716,744
   Enhanced units:
     20 bp reduced ...................................................              --               --
     40 bp reduced ...................................................              --               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     101,811,751      122,716,744
                                                                         =============    =============

                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------
Accumulation value per unit:
   Standard unit......................................................   $    1.454644    $    1.237299
   Enhanced unit:
     20 bp reduced....................................................              --               --
     40 bp reduced....................................................              --               --


                                                                              PUTNAM GLOBAL GROWTH
                                                                                FUND - DIVISION 28
                                                                         ------------------------------
                                                                                1998            1997
                                                                         -------------    -------------
OPERATIONS:
Net investment income (loss) .........................................   $    (417,807)   $     825,963
Net realized gain (loss) on investments ..............................         107,190          172,968
Capital gains distributions from mutual funds ........................       4,089,731        9,300,593
Net unrealized appreciation (depreciation)
  of investments during the year .....................................      21,600,190       (7,591,166)
                                                                         -------------    -------------
     Increase (decrease) in net assets resulting from operations .....      25,379,304        2,708,358
                                                                         -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................      45,226,423       18,196,466
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................      (3,310,436)        (812,004)
Annuity benefit payments .............................................          (2,617)          (1,799)
Amounts transferred interdivision, and (to) from VALIC general account      36,967,959       21,134,329
                                                                         -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions .........................      78,881,329       38,516,992
                                                                         -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     104,260,633       41,225,350

NET ASSETS:
Beginning of year ....................................................      58,834,408       17,609,058
                                                                         -------------    -------------
End of year ..........................................................   $ 163,095,041    $  58,834,408
                                                                         =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................      49,548,732       16,648,600
Purchase payments ....................................................      32,447,084       15,748,353
Surrenders ...........................................................      (2,408,897)        (675,628)
Transfers -- interdivision and (to) from VALIC general account .......      28,040,873       17,827,407
                                                                         -------------    -------------
Total units outstanding, end of year .................................     107,627,792       49,548,732
                                                                         =============    =============
Units outstanding, by class:
   Standard units ....................................................     101,468,260       49,548,732
   Enhanced units:
     20 bp reduced ...................................................       6,153,771               --
     40 bp reduced ...................................................           5,760               --
                                                                         -------------    -------------
Accumulation units end of year .......................................     107,627,792       49,548,732
                                                                         =============    =============
                                                                                   DECEMBER 31
                                                                         ------------------------------
                                                                               1998            1997
                                                                         -------------    -------------

Accumulation value per unit:
   Standard unit......................................................   $    1.512865    $    1.186775
   Enhanced unit:
     20 bp reduced....................................................        1.549587               --
     40 bp reduced....................................................        1.591007               --




SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================



      TEMPLETON FOREIGN              TEMPLETON INTERNATIONAL          AGSPC SCIENCE & TECHNOLOGY             AGSPC SMALL CAP
      FUND - DIVISION 32               FUND - DIVISION 20                 FUND - DIVISION 17           INDEX FUND - DIVISION 14
----------------------------       ----------------------------     -----------------------------     ----------------------------
      1998            1997              1998            1997             1998            1997              1998            1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$   3,763,468  $   3,566,211       $   7,944,373  $   7,044,706     $  (10,381,062) $ (8,359,405)     $     322,094  $     321,469
   (1,076,896)       180,290          52,533,310     24,143,886         34,745,563    27,202,326          8,661,321      7,403,801
   17,280,633     12,359,374          31,903,839      6,157,699        113,616,462             --        18,436,501     17,477,318
  (34,315,820)   (16,286,999)        (37,039,574)    33,826,345        250,423,659   (11,571,856)       (34,899,835)    13,195,192
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  (14,348,615)      (181,124)         55,341,948     71,172,636        388,404,622     7,271,065         (7,479,919)    38,397,780
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


   72,575,285     63,929,059         114,632,129    127,443,761        195,575,628   203,196,325         28,153,952     26,031,893
   (7,939,318)     (2,231,179)       (35,093,007)   (21,498,080)       (44,292,549)  (27,661,660)       (11,145,100)    (8,101,115)
       (1,991)        (1,149)             (9,179)        (6,675)           (17,543)      (17,353)            (7,293)        (6,381)
  (12,669,089)    79,881,321         (95,114,875)    22,603,734        (92,089,284)   15,908,913        (13,919,719)   (10,731,749)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

   51,964,887    141,578,052         (15,584,932)   128,542,740         59,176,252   191,426,225          3,081,840      7,192,648
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
   37,616,272    141,396,928          39,757,016    199,715,376        447,580,874   198,697,290         (4,398,079)    45,590,428


  180,852,001     39,455,073         729,739,187    530,023,811        909,661,454   710,964,164        230,068,750    184,478,322
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
$ 218,468,273  $ 180,852,001       $ 769,496,203  $ 729,739,187     $1,357,242,328  $909,661,454      $ 225,670,671  $ 230,068,750
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------


  159,201,107     36,671,828         463,174,350    378,581,949        397,842,959   315,809,646        106,279,077    103,320,842
   63,265,244     55,441,897          65,837,726     81,609,273         77,332,989    88,179,109         13,084,095     13,258,805
   (7,600,467)    (1,875,284)        (21,321,029)   (13,712,830)       (17,946,718)  (11,448,429)        (5,229,338)    (4,191,154)
  (10,799,968)    68,962,666         (55,271,958)    16,695,958        (35,393,395)    5,302,633         (6,753,994)    (6,109,416)
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

  198,626,024    159,201,107         452,419,089    463,174,350       418,601,069    397,842,959        107,321,015    106,279,077

    5,437,288              --                  --              --       3,228,389              --            58,825             --
        2,604              --                  --              --           6,377              --                 --            --
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------
  204,065,916    159,201,107         452,419,089    463,174,350        421,835,835   397,842,959        107,379,840    106,279,077
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

         DECEMBER 31                      DECEMBER 31                        DECEMBER 31                       DECEMBER 31
----------------------------       ----------------------------     -----------------------------     ----------------------------
     1998          1997                 1998           1997              1998            1997              1998          1997
-------------  -------------       -------------  -------------     --------------  -------------     -------------  -------------

$    1.069704  $    1.135778       $    1.700398  $    1.575168     $     3.216190  $   2.285739      $    2.100506  $    2.163595

     1.094954             --                  --             --           3.241847            --           2.125983             --
     1.123840             --                  --             --           3.272354            --                 --             --

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  DREYFUS SMALL CAP
                                                                               PORTFOLIO - DIVISION 18
                                                                           --------------------------------
                                                                               1998               1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (9,100,355)     $  (7,877,254)
Net realized gain (loss) on investments ..............................        19,673,784         10,514,976
Capital gains distributions from mutual funds ........................        15,549,964         47,781,324
Net unrealized appreciation (depreciation)
  of investments during the year .....................................       (67,338,458)        56,534,602
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........       (41,215,065)       106,953,648
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       136,010,701        152,268,343
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................       (37,151,392)       (25,995,894)
Annuity benefit payments .............................................           (12,769)           (13,079)
Amounts transferred interdivision, and (to) from VALIC general account      (105,448,868)       (41,774,769)
                                                                           -------------      -------------
     Increase (decrease) in net assets
        resulting from principal transactions ........................        (6,602,328)        84,484,601
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       (47,817,393)       191,438,249

Net Assets:
Beginning of year ....................................................       849,824,308        658,386,059
                                                                           -------------      -------------
End of year ..........................................................     $ 802,006,915      $ 849,824,308
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       479,851,525        428,883,250
Purchase payments ....................................................        78,837,263         92,300,416
Surrenders ...........................................................       (22,827,377)       (15,764,818)
Transfers -- interdivision and (to) from VALIC general account .......       (61,646,182)       (25,567,323)
                                                                           -------------      -------------
Total units outstanding, end of year .................................       474,215,229        479,851,525
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       474,215,229        479,851,525
   Enhanced units:
     20 bp reduced ...................................................                --                 --
     40 bp reduced ...................................................                --                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       474,215,229        479,851,525
                                                                           =============      =============


                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998               1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.690786   $   1.770622
   Enhanced unit:
     20 bp reduced....................................................                 --              --
     40 bp reduced....................................................                 --              -


                                                                               PUTNAM NEW OPPORTUNITIES
                                                                                  FUND - DIVISION 26
                                                                           --------------------------------
                                                                                  1998            1997
                                                                           -------------      -------------
OPERATIONS:
Net investment income (loss) .........................................     $  (2,691,328)     $  (1,052,294)
Net realized gain (loss) on investments ..............................           872,455            242,887
Capital gains distributions from mutual funds ........................        12,546,729          3,494,327
Net unrealized appreciation (depreciation)
  of investments during the year .....................................        53,605,222         18,445,868
                                                                           -------------      -------------
Increase (decrease) in net assets resulting from operations ..........        64,333,078         21,130,788
                                                                           -------------      -------------

PRINCIPAL TRANSACTIONS:
Purchase payments ....................................................       108,017,017         51,769,269
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ..................................        (8,784,234)        (2,540,805)
Annuity benefit payments .............................................              (575)               (61)
Amounts transferred interdivision, and (to) from VALIC general account        84,011,090         44,254,408
     Increase (decrease) in net assets
                                                                           -------------      -------------
        resulting from principal transactions ........................       183,243,298         93,482,811
                                                                           -------------      -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................       247,576,376        114,613,599

Net Assets:
Beginning of year ....................................................       164,836,578         50,222,979
                                                                           -------------      -------------
End of year ..........................................................     $ 412,412,954      $ 164,836,578
                                                                           =============      =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year .................................       143,395,066         53,001,699
Purchase payments ....................................................        85,839,361         49,995,408
Surrenders ...........................................................        (6,337,162)        (2,517,125)
Transfers -- interdivision and (to) from VALIC general account .......        68,362,756         42,915,084
                                                                           -------------      -------------
Total units outstanding, end of year .................................       291,260,021        143,395,066
                                                                           =============      =============
Units outstanding, by class:
   Standard units ....................................................       280,523,297        143,395,066
   Enhanced units:
     20 bp reduced ...................................................        10,725,927                 --
     40 bp reduced ...................................................            10,797                 --
                                                                           -------------      -------------
Accumulation units end of year .......................................       291,260,021        143,395,066
                                                                           =============      =============

                                                                                      DECEMBER 31
                                                                           --------------------------------
                                                                                1998              1997
                                                                           -------------      -------------
Accumulation value per unit:
   Standard unit......................................................     $    1.415175      $    1.149453
   Enhanced unit:
     20 bp reduced....................................................          1.434946                 --
     40 bp reduced....................................................          1.459115                 --



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               Separate Account A                             19
================================================================================

                                                                                                          AMERICAN CENTURY -
   PUTNAM OTC & EMERGING                  AGSPC GROWTH                  AGSPC MIDCAP INDEX            TWENTIETH CENTURY ULTRA
 GROWTH FUND - DIVISION 27             FUND - DIVISION 15                FUND - DIVISION 4                FUND - DIVISION 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
     1998            1997             1998            1997             1998            1997               1998            1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$   3,286,141   $   (720,013)    $  (10,623,737)  $ (7,550,418)    $    (689,428)  $    535,199     $  (2,282,917)  $   (633,243)
     (332,944)       (47,363)        11,720,556      6,207,654        26,826,443     19,471,600           473,963        316,651
           --             --         51,517,534     15,041,175        69,472,796     39,891,431        30,532,354     24,559,704
    9,278,020      8,912,297        114,925,718    132,575,644        30,964,965    109,426,279        39,033,600    (16,326,801)
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   12,231,217      8,144,921        167,540,071    146,274,055       126,574,776    169,324,509        67,757,000      7,916,311
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   36,165,527     32,976,492        183,983,180    185,814,571        71,049,146     66,141,090        95,865,928     43,175,072
   (4,499,407)    (1,887,137)       (45,145,966)   (24,997,689)      (37,639,412)    (24,993,718)      (6,987,387)    (1,444,132)
       (2,072)        (1,777)           (23,099)       (18,116)          (23,570)       (20,499)           (1,933)          (950)
      960,600     14,456,676        (34,517,049)      (764,959)      (40,068,991)   (45,549,090)       86,438,332     56,804,430
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

   32,624,648     45,544,254        104,297,066    160,033,807        (6,682,827)    (4,422,217)      175,314,940     98,534,420
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
   44,855,865     53,689,175        271,837,137    306,307,862       119,891,949    164,902,292       243,071,940    106,450,731


   97,456,130     43,766,955        941,423,469    635,115,607       730,613,685    565,711,393       123,768,389     17,317,658
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$ 142,311,995   $ 97,456,130     $1,213,260,606  $ 941,423,469     $ 850,505,634   $730,613,685     $ 366,840,329   $123,768,389
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


   99,785,041     48,902,828        453,172,490    366,272,509       171,065,657    172,816,978        97,745,282     16,654,076
   36,257,228     36,775,163         82,864,073     99,349,760        16,010,438     17,600,471        63,913,168     36,243,458
   (4,704,400)    (2,370,530)       (20,670,419)   (12,033,793)       (8,724,789)    (6,688,206)       (4,133,151)    (1,152,164)
    1,221,835     16,477,580        (16,039,778)      (415,986)       (9,311,419)   (12,663,586)       59,835,828     45,999,912
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------

  129,463,792     99,785,041        494,997,997    453,172,490       169,039,887    171,065,657       209,221,513     97,745,282

    3,092,839              --         4,324,799             --                --              --        8,116,612             --
        3,073              --             3,570             --                --              --           23,002             --
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
  132,559,704     99,785,041        499,326,366    453,172,490       169,039,887    171,065,657       217,361,127     97,745,282
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------


        DECEMBER 31                        DECEMBER 31                      DECEMBER 31                        DECEMBER 31
----------------------------     -----------------------------     ----------------------------     ----------------------------
    1998            1997              1998            1997              1998          1997              1998             1997
-------------   ------------     --------------   ------------     -------------   ------------     -------------   ------------
$    1.072660   $   0.976262     $     2.428587   $   2.076503     $    5.029093   $   4.269122     $    1.685503   $   1.265937

     1.098295             --           2.448443             --                --             --          1.737734              --
     1.127653             --           2.471473             --                --             --          1.798208              --


================================================================================
20                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOUNDERS GROWTH               AGSPC GROWTH & INCOME
                                                                         FUND - DIVISION 30              FUND - DIVISION 16
                                                                   -----------------------------   -----------------------------
                                                                       1998            1997            1998            1997
                                                                   -----------------------------   -----------------------------
OPERATIONS:
Net investment income (loss) ....................................  $  (2,702,478)  $    (229,837)  $  (1,424,066)  $  (1,206,116)
Net realized gain on investments ................................        669,679         270,661      10,494,295       3,270,580
Capital gains distributions from mutual funds ...................     21,151,616      21,678,474      20,275,426       2,863,622
Net unrealized appreciation (depreciation)
  of investments during the year ................................     42,627,883      (6,466,051)      3,996,252      38,217,716
                                                                   -------------   -------------   -------------   -------------
     Increase in net assets resulting from operations ...........     61,746,700      15,253,247      33,341,907      43,145,802
                                                                   -------------   -------------   -------------   -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................    117,393,497      54,770,398      39,532,854      44,825,180
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................     (9,478,330)     (1,863,811)    (11,951,930)     (8,344,519)
Annuity benefit payments ........................................         (1,096)            (66)         (3,597)         (2,954)
Amounts transferred interdivision, and (to) from
  VALIC general account .........................................     72,791,918      70,189,987     (32,787,298)      5,944,261
                                                                   -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ....................    180,705,989     123,096,508      (5,209,971)     42,421,968
                                                                   -------------   -------------   -------------   -------------
TOTAL INCREASE IN NET ASSETS ....................................    242,452,689     138,349,755      28,131,936      85,567,770

NET ASSETS:
Beginning of year ...............................................  $ 170,468,231      32,118,476     257,095,975     171,528,205
                                                                   -------------   -------------   -------------   -------------
End of year .....................................................    412,920,920   $ 170,468,231   $ 285,227,911   $ 257,095,975
                                                                   =============   =============   =============   =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................    132,167,162      31,197,464     132,434,555     108,341,635
Purchase payments ...............................................     80,460,723      45,575,203      19,715,398      24,988,066
Surrenders ......................................................     (6,588,832)     (1,491,261)     (6,142,924)     (4,697,640)
Transfers -- interdivision and (to) from VALIC general account ..     52,471,956      56,885,756     (16,456,334)      3,802,494
                                                                   -------------   -------------   -------------   -------------
Total units outstanding, end of year ............................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============
Units outstanding, by class:
   Standard units ...............................................    250,777,959     132,167,162     129,550,695     132,434,555
   Enhanced units:
     20 bp reduced ..............................................      7,720,189              --              --              --
     40 bp reduced ..............................................         12,861              --              --              --
                                                                   -------------   -------------   -------------   -------------
Accumulation units end of year ..................................    258,511,009     132,167,162     129,550,695     132,434,555
                                                                   =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                   -----------------------------   -----------------------------
                                                                         1998           1997             1998           1997
                                                                   -----------------------------   -----------------------------
Accumulation value per unit:
   Standard unit ................................................  $    1.595913   $    1.289513   $    2.201234   $    19981997
   Enhanced unit:
     20 bp reduced ..............................................       1.633282              --              --              --
     40 bp reduced ..............................................       1.676366              --              --              --

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                                                        AGSPC STOCK INDEX FUND
     AGSPC SOCIAL AWARENESS       ----------------------------------------------------------------
      FUND - DIVISION 12                  DIVISION 10A                        DIVISION 10B
------------------------------    ------------------------------    ------------------------------
     1998            1997              1998            1997                1998            1997
------------------------------    ------------------------------    ------------------------------
$     190,273    $     281,520    $   1,035,631    $   2,030,016    $     358,014    $     399,877
    2,220,138        1,158,707       36,292,713       23,392,823        2,895,173        2,137,197
   37,003,617        9,560,562        2,140,138        2,365,369          166,018          185,844

   38,477,902       33,369,211       82,035,996       89,338,679        6,394,969        6,910,324
-------------    -------------    -------------    -------------    -------------    -------------
   77,891,930       44,370,000      121,504,478      117,126,887        9,814,174        9,633,242
-------------    -------------    -------------    -------------    -------------    -------------

   72,710,322       44,746,508        4,116,842        3,670,819          204,507          231,218

  (13,355,087)      (5,475,293)     (30,874,894)     (24,373,318)      (2,153,577)      (2,331,031)
       (9,481)              --       (1,996,857)      (1,717,390)        (327,696)        (285,785)

   54,323,803       55,022,728      (14,779,077)      (3,572,644)      (1,934,563)      (1,027,537)
-------------    -------------    -------------    -------------    -------------    -------------

  113,669,557       94,293,943      (43,533,986)     (25,992,533)      (4,211,329)      (3,413,135)
-------------    -------------    -------------    -------------    -------------    -------------
  191,561,487      138,663,943       77,970,492       91,134,354        5,602,845        6,220,107


  243,579,972      104,916,029      469,783,383      378,649,029       36,946,031       30,725,924
-------------    -------------    -------------    -------------    -------------    -------------
$ 435,141,459    $ 243,579,972    $ 547,753,875    $ 469,783,383    $  42,548,876    $  36,946,031
=============    =============    =============    =============    =============    =============


   81,577,104       46,574,016       25,835,933       27,379,389        1,256,974        1,380,401
   21,359,028       16,505,152          206,729          226,321            6,328            9,647
   (3,889,138)      (1,970,414)      (1,549,859)      (1,529,579)         (68,344)         (92,576)
   16,555,822       20,468,350         (766,299)        (240,198)         (63,845)         (40,498)
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

  114,382,494       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974

    1,218,871               --               --               --               --               --
        1,451               --               --               --               --               --
-------------    -------------    -------------    -------------    -------------    -------------
  115,602,816       81,577,104       23,726,504       25,835,933        1,131,113        1,256,974
=============    =============    =============    =============    =============    =============

           DECEMBER 31                       DECEMBER 31                       DECEMBER 31
------------------------------    ------------------------------    ------------------------------
      1998            1997             1998             1997              1998            1997
------------------------------    ------------------------------    ------------------------------
$    3.762308    $    2.985333    $   22.479709    $   17.679054    $   35.792019    $    27956641
     3.825649               --               --               --
     3.897214               --               --               --

================================================================================
22                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AGSPC STOCK INDEX FUND
                                                                     -----------------------------------
                                                                                DIVISION 10C
                                                                     ---------------------------------
                                                                           1998             1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $     5,965,482   $     9,342,792
Net realized gain on investments ..................................       21,789,375        19,691,626
Capital gains distributions from mutual funds .....................       13,033,369        11,611,427
Net unrealized appreciation (depreciation)
  of investments during the year ..................................      631,036,013       475,943,738
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...      671,824,239       516,589,583
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................      372,858,039       264,734,800
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (130,840,043)      (73,944,144)
Annuity benefit payments ..........................................         (164,035)         (120,896)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      112,786,439        72,721,787
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................      354,640,400       263,391,547
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................    1,026,464,639       779,981,130

NET ASSETS:
Beginning of year .................................................    2,310,327,500     1,530,346,370
                                                                     ---------------   ---------------
End of year .......................................................  $ 3,336,792,139   $ 2,310,327,500
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................      615,053,124       536,806,965
Purchase payments .................................................       85,764,962        77,757,636
Surrenders ........................................................      (29,978,801)      (20,920,257)
Transfers -- interdivision and (to) from VALIC general account ....       27,731,410        21,408,780
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................      698,570,695       615,053,124
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................      691,680,049       615,053,124
     Enhanced units:
     20 bp reduced ................................................        6,859,835                --
     40 bp reduced ................................................           30,811                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................      698,570,695       615,053,124
                                                                     ===============   ===============


                                                                          AGSPC STOCK INDEX FUND
                                                                     ---------------------------------
                                                                                DIVISION 10D
                                                                     ---------------------------------
                                                                          1998               1997
                                                                     ---------------------------------
OPERATIONS:
Net investment income (loss) ......................................  $       105,740   $       222,212
Net realized gain on investments ..................................        4,368,980         3,421,747
Capital gains distributions from mutual funds .....................          219,975           249,976
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        7,900,957         9,003,055
                                                                     ---------------   ---------------
    Increase (decrease) in net assets resulting from operations ...       12,595,652        12,896,990
                                                                     ---------------   ---------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................          654,342           789,193
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................       (3,879,247)       (2,598,402)
Annuity benefit payments ..........................................          (15,905)          (13,201)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................       (2,514,825)       (3,872,680)
                                                                     ---------------   ---------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................       (5,755,635)       (5,695,090)
                                                                     ---------------   ---------------
TOTAL INCREASE IN NET ASSETS ......................................        6,840,017         7,201,900

NET ASSETS:
Beginning of year .................................................       49,673,027        42,471,127
                                                                     ---------------   ---------------
End of year .......................................................  $    56,513,044   $    49,673,027
                                                                     ===============   ===============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................        7,438,537         8,381,704
Purchase payments .................................................           88,428           132,628
Surrenders ........................................................         (521,941)         (430,026)
Transfers -- interdivision and (to) from VALIC general account ....         (349,228)         (645,769)
                                                                     ---------------   ---------------
Total units outstanding, end of year ..............................        6,655,796         7,438,537
                                                                     ===============   ===============
Units outstanding, by class:
  Standard units ..................................................        6,655,796         7,438,537
     Enhanced units:
     20 bp reduced ................................................               --                --
     40 bp reduced ................................................               --                --
                                                                     ---------------   ---------------
Accumulation units end of year ....................................        6,655,796         7,438,537
                                                                     ===============   ===============

                                                            DECEMBER 31                       DECEMBER 31
                                                ---------------------------------   ---------------------------------
                                                        1998            1997             1998              1997
                                                ---------------------------------   ---------------------------------
Accumulation value per unit:
  Standard unit...........................      $      4.772052   $      3.753436   $      8.457722   $      6.652806
     Enhanced unit:
     20 bp reduced........................             4.875028                --                --                --
     40 bp reduced........................             4.991135                --                --                --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

      NEUBERGER BERMAN                SCUDDER GROWTH AND             VANGUARD WINDSOR II              TEMPLETON ASSET
GUARDIAN TRUST  - DIVISION 29     INCOME FUND - DIVISION 21           FUND - DIVISION 24        ALLOCATION FUND - DIVISION 19
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998             1997           1998            1997           1998             1997            1998            1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    (316,186)  $     (99,741)  $   2,680,972   $   1,085,048   $   5,622,515   $   3,037,913   $   5,298,721   $   2,826,899
      447,267         406,993       1,067,960         269,953       1,366,076         741,743      10,513,951         982,063
    5,112,104       3,161,542      17,737,903       8,952,194      51,898,120      18,541,072       9,560,576      11,661,872

   (5,621,588)     (1,574,737)    (15,926,329)      4,003,711         278,987      16,110,878     (10,693,322)     13,366,704
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
     (378,403)      1,894,057       5,560,506      14,310,906      59,165,698      38,431,606      14,679,926      28,837,538
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   18,727,026      14,861,097      79,800,185      37,754,331     172,075,011      82,698,118      55,452,646      61,278,823

   (1,971,281)       (661,852)     (7,670,739)     (1,502,937)    (18,029,126)     (3,075,223)    (15,786,958)     (9,457,167)
           --              --          (3,718)         (2,106)         (6,802)         (1,497)        (22,337)        (19,742)

   (1,314,316)     21,010,215      34,897,873      66,400,722     162,813,002     115,544,417     (47,069,555)     41,633,946
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   15,441,429      35,209,460     107,023,601     102,650,010     316,852,085     195,165,815      (7,426,204)     93,435,860
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   15,063,026      37,103,517     112,584,107     116,960,916     376,017,783     233,597,421       7,253,722     122,273,398


   46,306,823       9,203,306     135,384,401      18,423,485     275,397,199      41,799,778     316,874,285     194,600,887
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$  61,369,849   $  46,306,823   $ 247,968,508   $ 135,384,401   $ 651,414,982   $ 275,397,199   $ 324,128,007   $ 316,874,285
=============   =============   =============   =============   =============   =============   =============   =============


   35,406,663       8,211,592      94,225,984      16,524,046     187,929,868      37,292,761     196,150,946     137,384,670
   13,737,161      11,711,541      51,892,138      28,874,922     105,145,249      63,199,633      32,881,580      38,574,901
   (1,683,029)       (501,980)     (5,008,156)     (1,088,301)    (10,145,505)     (2,242,658)    (10,222,721)     (5,822,716)
   (1,186,725)     15,985,510      23,203,013      49,915,317     103,638,092      89,680,132     (27,846,098)     26,014,091
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

   45,261,146      35,406,663     159,815,811      94,225,984     372,737,595     187,929,868     190,963,707     196,150,946

    1,012,671              --       4,494,004              --      13,800,156              --              --              --
          253              --           3,163              --          29,953              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   46,274,070      35,406,663     164,312,979      94,225,984     386,567,704     187,929,868     190,963,707     196,150,946
=============   =============   =============   =============   =============   =============   =============   =============

        DECEMBER 31                       DECEMBER 31                    DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997             1998           1997            1998            1997            1998           1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.324970   $    1.307438   $    1.507724   $    1.436011   $    1.683226   $    1.464949   $    1.695764   $    1.613943

     1.368269              --        1.542160              --        1.723020              --              --              --
     1.418252              --        1.582856              --        1.770257              --              --              --


================================================================================
24                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                        AGSPC ASSET ALLOCATION            VANGUARD WELLINGTON
                                                                           FUND - DIVISION 5               FUND - DIVISION 25
                                                                     -----------------------------   -----------------------------
                                                                         1998             1997           1998             1997
                                                                     -----------------------------   -----------------------------
OPERATIONS:
Net investment income .............................................  $   3,873,507   $   3,768,356   $   8,146,899   $   3,011,918
Net realized gain (loss) on investments ...........................      2,520,862       5,941,975         453,710         713,048
Capital gains distributions from mutual funds .....................     12,936,405      10,546,782      30,281,535       7,375,024
Net unrealized appreciation (depreciation)
  of investments during the year ..................................     13,072,376      14,486,554     (13,016,167)      3,998,391
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets resulting from operations ...     32,403,150      34,743,667      25,865,977      15,098,381
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     16,199,430      11,497,764     128,896,516      51,882,204
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................    (12,309,318)    (10,611,952)    (11,075,983)     (2,456,686)
Annuity benefit payments ..........................................         (9,811)         (8,301)         (1,770)            (68)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................      6,673,714     (24,272,661)    106,781,378      66,331,198
                                                                     -------------   -------------   -------------   -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     10,554,015     (23,395,150)    224,600,141     115,756,648
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     42,957,165      11,348,517     250,466,118     130,855,029

NET ASSETS:
Beginning of year .................................................    184,577,992     173,229,475     156,044,547      25,189,518
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $ 227,535,157   $ 184,577,992   $ 406,510,665   $ 156,044,547
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     57,307,351      65,292,617     116,429,781      22,866,634
Purchase payments .................................................      4,579,044       3,898,053      87,356,196      42,072,769
Surrenders ........................................................     (3,567,970)     (3,591,047)     (6,659,976)     (1,913,812)
Transfers -- interdivision and (to) from VALIC general account ....      1,950,743      (8,292,272)     76,359,783      53,404,190
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     60,237,818      57,307,351     253,840,498     116,429,781
  Enhanced units:
    20 bp reduced .................................................         31,350              --      19,636,072              --
    40 bp reduced .................................................             --              --           9,214              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     60,269,168      57,307,351     273,485,784     116,429,781
                                                                     =============   =============   =============   =============

                                                                              DECEMBER 31                      DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                           1998          1997             1998          1997
                                                                     -----------------------------   -----------------------------
  Standard unit...............................................       $    3.772519   $    3.219282   $    1.482836   $    1.340109
  Enhanced unit:
    20 bp reduced.............................................            3.882024              --        1.529797              --
    40 bp reduced.............................................                  --              --        1.585688              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             25
================================================================================

                                                        AGSPC
     AGSPC INTERNATIONAL                       CAPITAL CONSERVATION FUND
       GOVERNMENT BOND          -------------------------------------------------------------     AGSPC GOVERNMENT SECURITIES
      FUND - DIVISION 13                DIVISION 1                       DIVISION 7                     FUND - DIVISION 8
-----------------------------   -----------------------------   -----------------------------   -----------------------------
     1998            1997            1998            1997            1998            1997            1998            1997
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$   1,997,004   $   4,595,764   $     338,175   $     344,608   $   3,124,808   $   2,913,560   $   4,468,159   $   4,230,305
   (1,068,211)     (3,911,328)         12,194          23,005         413,199        (805,486)      1,352,903        (985,278)
      872,765         136,607              --              --              --              --              --              --

   21,926,900     (11,068,351)         35,832          90,579         (35,856)      1,739,391       1,437,930       3,130,717
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   23,728,458     (10,247,308)        386,201         458,192       3,502,151       3,847,465       7,258,992       6,375,744
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


   25,413,792      40,582,861         146,532         366,816       7,027,648       7,324,860      12,902,909      12,424,460

   (7,785,118)     (6,757,210)       (562,370)       (389,473)     (3,833,561)     (3,026,469)     (5,395,424)     (3,958,609)
       (2,691)           (274)           (455)           (526)             --              --              --              --

  (38,345,989)    (35,550,483)        (97,641)       (509,353)     (2,143,426)     (8,016,607)     10,528,632     (12,246,246)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

  (20,720,006)     (1,725,106)       (513,934)       (532,536)      1,050,661      (3,718,216)     18,036,117      (3,780,395)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    3,008,452     (11,972,414)       (127,733)        (74,344)      4,552,812         129,249      25,295,109       2,595,349


  166,199,757     178,172,171       6,427,526       6,501,870      55,418,728      55,289,479      88,167,288      85,571,939
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
$ 169,208,209   $ 166,199,757   $   6,299,793   $   6,427,526   $  59,971,540   $  55,418,728   $ 113,462,397   $  88,167,288
=============   =============   =============   =============   =============   =============   =============   =============


  111,480,591     112,601,593       1,831,961       1,991,536      28,242,598      30,286,494      45,034,894      47,130,169
   16,433,799      27,009,353          40,472         109,285       3,402,874       3,840,755       6,558,071       6,646,726
   (5,105,973)     (4,696,042)       (155,629)       (116,952)     (1,879,505)     (1,555,673)     (2,679,928)     (2,143,349)
  (24,924,879)    (23,434,313)        (27,361)       (151,908)     (1,014,305)     (4,328,978)      4,816,634      (6,598,652)
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

   97,473,851     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894

      408,156              --              --              --              --              --              --              --
        1,531              --              --              --              --              --              --              --
-------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
   97,883,538     111,480,591       1,689,443       1,831,961      28,751,662      28,242,598      53,729,671      45,034,894
=============   =============   =============   =============   =============   =============   =============   =============

          DECEMBER 31                   DECEMBER 31                      DECEMBER 31                     DECEMBER 31
-----------------------------   -----------------------------   -----------------------------   -----------------------------
      1998          1997              1998          1997              1998          1997              1998          1997
-----------------------------   -----------------------------   -----------------------------   -----------------------------
$    1.728006   $   1.490645    $    3.726168   $   3.505970    $    2.085846   $    1.962239   $    2.111727   $    1.957755

     1.751922             --               --             --               --              --              --              --
     1.777571             --               --             --               --              --              --              --

================================================================================
26                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                         VANGUARD LONG-TERM                VANGUARD LONG-TERM
                                                                     CORPORATE FUND - DIVISION 22     TREASURY FUND - DIVISION 23
                                                                     -----------------------------   -----------------------------
                                                                          1998            1997            1998            1997
                                                                     -------------   -------------   -------------   -------------
OPERATIONS:
Net investment income .............................................  $   2,052,614   $     506,655   $   2,857,159   $     567,564
Net realized gain on investments ..................................        136,212          36,716       1,195,397          94,335
Capital gains distributions from mutual funds .....................      1,044,043         156,984              --              --
Net unrealized appreciation (depreciation)
  of investments during the year ..................................        (64,200)        643,127       2,611,560       1,066,785
                                                                     -------------   -------------   -------------   -------------
    Increase in net assets resulting from operations ..............      3,168,669       1,343,482       6,664,116       1,728,684
                                                                     -------------   -------------   -------------   -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................     18,953,737       6,013,744      30,970,739       6,985,216
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ...............................     (1,608,861)       (167,812)     (2,748,295)       (265,787)
Annuity benefit payments ..........................................             --              --            (813)           (176)
Amounts transferred interdivision, and (to) from
  VALIC general account ...........................................     19,011,058       9,719,778      60,728,245      10,813,576
                                                                     -------------   -------------   -------------   -------------
    Increase (decrease) in net assets
      resulting from principal transactions .......................     36,355,934      15,565,710      88,949,876      17,532,829
                                                                     -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........................     39,524,603      16,909,192      95,613,992      19,261,513

NET ASSETS:
Beginning of year .................................................     20,440,049       3,530,857      23,638,214       4,376,701
                                                                     -------------   -------------   -------------   -------------
End of year .......................................................  $  59,964,652   $  20,440,049   $ 119,252,206   $  23,638,214
                                                                     =============   =============   =============   =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................     17,371,407       3,370,441      20,041,920       4,174,369
Purchase payments .................................................     15,098,601       5,633,849      23,916,542       6,619,458
Surrenders ........................................................     (1,333,865)       (151,626)     (1,937,227)       (227,789)
Transfers -- interdivision and (to) from VALIC general account ....     15,936,430       8,518,743      48,342,694       9,475,882
                                                                     -------------   -------------   -------------   -------------
Total units outstanding, end of year ..............................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============
Units outstanding, by class:
Standard units ....................................................     44,122,646      17,371,407      86,673,300      20,041,920
  Enhanced units:
    20 bp reduced .................................................      2,949,044              --       3,682,809              --
    40 bp reduced .................................................            883              --           7,820              --
                                                                     -------------   -------------   -------------   -------------
Accumulation units end of year ....................................     47,072,573      17,371,407      90,363,929      20,041,920
                                                                     =============   =============   =============   =============

                                                                            DECEMBER 31                        DECEMBER 31
                                                                     -----------------------------   -----------------------------
                                                                          1998        1997                1998            1997
                                                                     -----------------------------   -----------------------------
Accumulation value per unit:
  Standard unit...............................................       $    1.271278   $    1.176649   $    1.318263   $    1.178938
  Enhanced unit:
    20 bp reduced.............................................            1.312731              --        1.349397              --
    40 bp reduced.............................................            1.360696              --        1.384079              --


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             27
================================================================================

                             AGSPC
                        MONEY MARKET FUND
----------------------------------------------------------------
          DIVISION 2                        DIVISION 6
------------------------------    ------------------------------
     1998             1997             1998             1997
-------------    -------------    -------------    -------------
$     184,017    $     188,513    $   7,849,963    $   5,293,164
           --               --               --               --
           --               --               --               --

           --               --               --               --
-------------    -------------    -------------    -------------
      184,017          188,513        7,849,963        5,293,164
-------------    -------------    -------------    -------------


       90,884          123,738       87,624,322       58,442,609

     (292,611)        (277,223)     (33,439,890)     (16,317,039)
           --               --           (1,603)          (1,592)

     (364,560)        (334,772)      63,714,230      (27,271,186)
-------------    -------------    -------------    -------------

     (566,287)        (488,257)     117,897,059       14,852,792
-------------    -------------    -------------    -------------
     (382,270)        (299,744)     125,747,022       20,145,956


    4,579,757        4,879,501      140,904,582      120,758,626
-------------    -------------    -------------    -------------
$   4,197,487    $   4,579,757    $ 266,651,604    $ 140,904,582
=============    =============    =============    =============


    1,931,439        2,142,534       84,182,521       75,124,095
       37,542           53,405       56,361,872       35,256,772
     (120,614)        (119,264)     (17,562,213)     (10,205,685)
     (148,034)        (145,236)      29,891,462      (15,992,661)
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

    1,700,333        1,931,439      147,547,688       84,182,521

           --               --        5,325,479               --
           --               --              475               --
-------------    -------------    -------------    -------------
    1,700,333        1,931,439      152,873,642       84,182,521
=============    =============    =============    =============

          DECEMBER 31                       DECEMBER 31
----------------------------------------------------------------
     1998            1997             1998             1997
----------------------------------------------------------------
$    2.468627    $    2.371163    $    1.742617    $    1.673590

           --               --         1.786658               --
           --               --         1.833793               --

===============================================================================
28                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                          AMERICAN GENERAL INTERNATIONAL        AMERICAN GENERAL INTERNATIONAL
                                                             GROWTH FUND - DIVISION 33             VALUE FUND - DIVISION 33
                                                          ------------------------------        ------------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
OPERATIONS:                                                $     --        $   --                $    5,760     $    --
Net investment income .................................          --            --                      --            --
Net realized gain on investments
Capital gains distributions from
  mutual funds ........................................          --            --                      --            --
Net unrealized appreciation
  of investments during the year ......................       200,750          --                   547,276          --
                                                           ----------      ---------             ----------      ---------
     Increase in net assets resulting
       from operations ................................       200,750          --                   553,036          --
                                                           ----------      ---------             ----------      ---------
PRINCIPAL TRANSACTIONS:
Purchase payments .....................................          --            --                      --            --
Surrenders of accumulation units by
  terminations, withdrawals, and maintenance
  fees ................................................          --            --                      --            --
Annuity benefit payments ..............................          --            --                      --            --
Amounts transferred interdivision, and from
  VALIC general account ...............................     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
    Increase in net assets
     resulting from principal transactions ............     3,650,000          --                 3,600,000          --
                                                           ----------      ---------             ----------      ---------
TOTAL INCREASE IN NET ASSETS ..........................     3,850,750          --                 4,153,036          --

NET ASSETS:
Beginning of year .....................................          --            --                      --            --
End of year ...........................................    $3,850,750      $   --                $4,153,036     $    --
                                                           ==========      =========             ==========      =========

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..................          --            --                      --            --
Purchase payments .....................................          --            --                      --            --
Surrenders ............................................          --            --                      --            --
Transfers -- interdivision and from VALIC
  general account .....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Total units outstanding, end of year ..................          --            --                      --            --
                                                           ==========      =========             ==========      =========
Units outstanding, by class:
  Standard units ......................................          --            --                      --            --
  Enhanced units:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --
                                                           ----------      ---------             ----------      ---------
Accumulation units end of year ........................          --            --                      --            --
                                                           ==========      =========             ==========      =========

                                                                 DECEMBER 31                             DECEMBER 31
                                                           -------------------------             -------------------------
                                                             1998            1997                  1998            1997
                                                           ----------      ---------             ----------      ---------
Accumulation value per unit:
  Standard unit .......................................          --            --                      --            --
  Enhanced unit:
     20 bp reduced ....................................          --            --                      --            --
     40 bp reduced ....................................          --            --                      --            --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            29
===============================================================================



   AMERICAN GENERAL SMALL CAP       AMERICAN GENERAL SMALL CAP          AMERICAN GENERAL MID CAP         AMERICAN GENERAL MID CAP
   GROWTH FUND - DIVISION 35         VALUE FUND - DIVISION 36           GROWTH FUND - DIVISION 37        VALUE FUND - DIVISION 38
-----------------------------    ------------------------------      -----------------------------    ----------------------------
    1998             1997            1998               1997             1998             1997            1998           1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $      13,079      $        --     $           --     $        --    $      10,079    $       --
           --              --               --               --                 --              --               --            --
       18,373              --           51,644               --                 --              --          115,562            --

    1,361,100              --          585,384               --          1,425,600              --          896,569            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    1,379,473              --          650,107               --          1,425,600              --        1,022,210            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------

           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
           --              --               --               --                 --              --               --            --
    3,900,000              --        3,849,999               --          4,050,000              --        3,949,999            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    3,900,000              --        4,500,106               --          5,475,600              --        4,972,209            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
    5,279,473              --        4,500,106               --          5,475,600              --        4,972,209            --

           --              --               --               --                 --              --               --            --
$   5,279,473     $        --    $   4,500,106      $        --      $   5,475,600     $        --    $   4,972,209    $       --
=============     ===========    =============      ===========      =============     ===========    =============    ===========



           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           --              --               --              --                  --              --               --            --

           --              --               --              --                  --              --               --            --
           --              --               --              --                  --              --               --            --
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
           --              --               --              --                  --              --               --            --
=============     ===========    =============      ===========      =============     ===========    =============    ===========

           DECEMBER 31                     DECEMBER 31                        DECEMBER 31                     DECEMBER 31
-----------------------------    ------------------------------      -----------------------------    ---------------------------
    1998             1997            1998              1997             1998              1997            1998            1997
-------------     -----------    -------------      -----------      -------------     -----------    -------------    ----------
$          --     $        --    $          --      $        --     $           --     $        --    $          --    $       --
           --              --               --               --                 --              --               --            --

===============================================================================
30                            FINANCIAL STATEMENTS
===============================================================================


STATEMENTS OF CHANGES IN NET ASSETS




                                                                   AMERICAN GENERAL LARGE CAP    AMERICAN GENERAL LARGE CAP
                                                                    GROWTH FUND - DIVISION 39      VALUE FUND - DIVISION 40
                                                                   ----------------------------  ----------------------------
                                                                     1998            1997           1998            1997
                                                                   -------------  -------------  -------------  -------------
OPERATIONS:
Net investment income ...........................................  $       2,093  $          --  $      10,224  $          --
Net realized gain on investments ................................             --             --             --             --
Capital gains distributions from mutual funds ...................             --             --             --             --
Net unrealized appreciation
  of investments during the year ................................        695,540             --        716,526             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets resulting from operations ...........        697,633             --        726,750             --
                                                                   -------------  -------------  -------------  -------------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................             --             --             --             --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................             --             --             --             --
Annuity benefit payments ........................................             --             --             --             --
Amounts transferred interdivision, and from VALIC general account      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
     Increase in net assets
       resulting from principal transactions ....................      2,850,000             --      2,900,000             --
                                                                   -------------  -------------  -------------  -------------
TOTAL INCREASE IN NET ASSETS ....................................      3,547,633             --      3,626,750             --
                                                                   -------------  -------------  -------------  -------------
Net Assets:
Beginning of year ...............................................             --             --             --             --

End of year .....................................................  $   3,547,633  $          --  $   3,626,750  $          --
                                                                   =============  =============  =============  =============
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................             --             --             --             --
Purchase payments ...............................................              -             --             --             --
Surrenders ......................................................             --             --             --             --
Transfers -- interdivision and from VALIC general account .......             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Total units outstanding, end of year.............................             --             --             --             --
                                                                   =============  =============  =============  =============
Units outstanding, by class:
  Standard units ................................................             --             --             --             --
  Enhanced units:
    20 bp reduced ...............................................             --             --             --             --
    40 bp reduced ...............................................             --             --             --             --
                                                                   -------------  -------------  -------------  -------------
Accumulation units end of year ..................................             --             --             --             --
                                                                   =============  =============  =============  =============

                                                                           DECEMBER 31                    DECEMBER 31
                                                                   ----------------------------- -----------------------------
                                                                        1998          1997           1998           1997
Accumulation value per unit:                                       -------------  -------------- -------------  --------------
  Standard unit                                                    $          --  $        --    $          --  $        --
  Enhanced unit:
    20 bp reduced                                                             --           --               --           --
    40 bp reduced                                                             --           --               --           --



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            31
===============================================================================



  AMERICAN GENERAL SOCIALLY          AMERICAN GENERAL BALANCED AMERICAN GENERAL DOMESTIC         AMERICAN GENERAL MONEY
RESPONSIBLE FUND - DIVISION 41          FUND - DIVISION 42      BOND FUND - DIVISION 43         MARKET FUND - DIVISION 44
------------------------------     --------------------------  --------------------------      ---------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$     23,760  $         --         $     29,084  $         --  $     14,978  $         --      $     82,478  $         --
          --            --                   --            --            --            --                --            --
     285,733            --               34,051            --        15,898            --                --            --

   1,099,673            --              805,536            --        28,692            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   1,409,166            --              868,671            --        59,568            --            82,478            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------


          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   5,000,000            --            5,000,000            --     1,250,000            --         5,000,000            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
   6,409,166            --            5,868,671            --     1,309,568            --         5,082,478            --


          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$  6,409,166  $         --         $  5,868,671  $         --  $  1,309,568  $         --      $  5,082,478  $         --
============  ============         ============  ============  ============  ============      ============  ============

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


          --            --                   --            --            --            --                --            --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
          --            --                   --            --            --            --                --            --
============  ============         ============  ============  ============  ============      ============  ============


       DECEMBER 31                          DECEMBER 31                DECEMBER 31                      DECEMBER 31
--------------------------         --------------------------  --------------------------      --------------------------
   1998           1997                  1998        1997          1998          1997               1998            1997
------------  ------------         ------------  ------------  ------------  ------------      ------------  ------------
$         --  $         --         $         --  $         --  $         --  $         --      $         --  $         --

          --            --                   --            --            --            --                --            --
          --            --                   --            --            --            --                --            --

===============================================================================
32                            FINANCIAL STATEMENTS
===============================================================================




STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                      AMERICAN GENERAL
                                                                       AMERICAN GENERAL          MODERATE GROWTH LIFESTYLE
                                                                      FUND - DIVISION 49             FUND - DIVISION 49
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
OPERATIONS:
Net investment income ...........................................  $     11,226  $       --    $     19,912  $       --
Net realized gain on investments ................................          --            --            --            --
Capital gains distributions from mutual funds ...................          --            --            --            --
Net unrealized appreciation
 of investments during the year .................................       970,379          --         925,696          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets resulting from operations ...........       981,605          --         945,608          --
                                                                   ------------  ----------    ------------  ----------
PRINCIPAL TRANSACTIONS:
Purchase payments ...............................................          --            --            --            --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees .............................          --            --            --            --
Annuity benefit payments ........................................          --            --            --            --
Amounts transferred interdivision, and from VALIC
  general account ...............................................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
     Increase in net assets
       resulting from principal transactions ....................     5,000,000          --       5,000,000          --
                                                                   ------------  ----------    ------------  ----------
TOTAL INCREASE IN NET ASSETS ....................................     5,981,605          --       5,945,608          --
                                                                   ------------  ----------    ------------  ----------
NET ASSETS:
Beginning of year ...............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
End of year .....................................................  $  5,981,605  $       --    $  5,945,608  $       --
                                                                   ============  ==========    ============  ==========
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ............................          --            --            --            --
Purchase payments ...............................................          --            --            --            --
Surrenders ......................................................          --            --            --            --
Transfers - interdivision and from VALIC general account ........          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Total units outstanding, end of year ............................          --            --            --            --
                                                                   ============  ==========    ============  ==========
Units outstanding, by class:
  Standard units ................................................          --            --            --            --
  Enhanced units:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --
                                                                   ------------  ----------    ------------  ----------
Accumulation units end of year ..................................          --            --            --            --
                                                                   ============  ==========    ============  ==========

                                                                         DECEMBER 31,                 DECEMBER 31,
                                                                   ------------------------    ------------------------
                                                                       1998          1997          1998          1997
                                                                   ------------  ----------    ------------  ----------
Accumulation value per unit:
  Standard unit .................................................  $       --    $       --    $       --    $       --
  Enhanced unit:
     20 bp reduced ..............................................          --            --            --            --
     40 bp reduced ..............................................          --            --            --            --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                               SEPARATE ACCOUNT A                            33
===============================================================================





     AMERICAN GENERAL
CONSERVATIVE GROWTH LIFESTYLE               AMERICAN GENERAL CORE BOND                   AMERICAN GENERAL STRATEGIC
     FUND - DIVISION 50                         FUND - DIVISION 58                         BOND FUND - DIVISION 59
---------------------------                 ---------------------------                -----------------------------
   1998              1997                       1998            1997                        1998            1997
-----------        --------                 --------------   ----------                -------------   -------------
$    27,772       $      --                 $       50,247   $       --                $      69,000   $          --
         --              --                             --           --                           --              --
         --              --                         16,291           --                       11,064              --

    800,941              --                         95,397           --                      185,469              --
-----------        --------                 --------------   ----------                -------------   -------------
    828,713              --                        161,935           --                      265,533              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,000,000              --                      5,000,001           --                    4,999,999              --
-----------        --------                 --------------   ----------                -------------   -------------
  5,828,713              --                      5,161,936           --                    5,265,532              --


         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
$ 5,828,713        $     --                 $    5,161,936   $       --                $   5,265,532   $          --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

         --              --                             --           --                           --              --

         --              --                             --           --                           --              --
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------
         --              --                             --           --                           --              --
-----------        --------                 --------------   ----------                -------------   -------------

        DECEMBER 31                                 DECEMBER 31                                 DECEMBER 31
---------------------------                 ---------------------------                -----------------------------
   1998              1997                         1998            1997                     1998              1997
-----------        --------                 --------------   ----------                -------------   -------------
$        --        $     --                 $           --   $       --                $          --   $         --

         --              --                             --           --                           --             --
         --              --                             --           --                           --             --

===============================================================================
34                            FINANCIAL STATEMENTS
===============================================================================





STATEMENTS OF CHANGES IN NET ASSETS

                                                                           AMERICAN GENERAL
                                                                           HIGH YIELD BOND              T. ROWE PRICE SMALL-CAP
                                                                          FUND - DIVISION 60           STOCK FUND - DIVISION 51
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
OPERATIONS:
Net investment income ..............................................  $   92,262     $         --     $       --     $         --
Net realized gain on investments ...................................          --               --             --               --
Capital gains distributions from mutual funds ......................          --               --             --               --
Net unrealized appreciation
   of investments during the year ..................................     189,911               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets resulting from operations ..............     282,173               --             --               --
                                                                      ----------     ------------     ----------     ------------

PRINCIPAL TRANSACTIONS:
Purchase payments ..................................................          --               --            139               --
Surrenders of accumulation units by terminations,
  withdrawals, and maintenance fees ................................          --               --             --               --
Annuity benefit payments ...........................................          --               --             --               --
Amounts transferred interdivision, and from VALIC general account ..   5,000,000               --             --               --
                                                                      ----------     ------------     ----------     ------------
     Increase in net assets
       resulting from principal transactions .......................   5,000,000               --            139               --
                                                                      ----------     ------------     ----------     ------------
TOTAL INCREASE IN NET ASSETS .......................................   5,282,173               --            139               --

NET ASSETS:
Beginning of year ..................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
End of year ........................................................  $5,282,173     $         --     $      139     $         --
                                                                      ----------     ------------     ----------     ------------

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ...............................          --               --             --               --
Purchase payments ..................................................          --               --            122               --
Surrenders .........................................................          --               --             --               --
Transfers -- interdivision and from VALIC general account ..........          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Total units outstanding, end of year ...............................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------
Units outstanding, by class:
  Standard units ...................................................          --               --            122               --
  Enhanced units:
     20 bp reduced .................................................          --               --             --               --
     40 bp reduced .................................................          --               --             --               --
                                                                      ----------     ------------     ----------     ------------
Accumulation units end of year .....................................          --               --            122               --
                                                                      ----------     ------------     ----------     ------------

                                                                              DECEMBER 31                      DECEMBER 31
                                                                      ---------------------------     ---------------------------
                                                                         1998            1997             1998           1997
                                                                      ----------     ------------     ----------     ------------
Accumulation value per unit:
  Standard unit.....................................................  $       --     $         --     $1.141049      $         --
  Enhanced unit:
     20 bp reduced..................................................          --               --            --                --
     40 bp reduced..................................................          --               --            --                --






SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                              SEPARATE ACCOUNT A                             35
===============================================================================





NOTE A -- ORGANIZATION

         Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of fifty-five subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

American General Series Portfolio Company ("AGSPC"):
  AGSPC Stock Index Fund (Divisions 10A, B, C, and D)
  AGSPC MidCap Index Fund (Division 4)
  AGSPC Small Cap Index Fund (Division 14)
  AGSPC International Equities Fund (Division 11)
  AGSPC Growth Fund (Division 15)
  AGSPC Growth & Income Fund (Division 16)
  AGSPC Science & Technology Fund (Division 17)
  AGSPC Social Awareness Fund (Division 12)
  AGSPC Asset Allocation Fund (Division 5)
  AGSPC Capital Conservation Fund (Divisions 1 and 7)
  AGSPC Government Securities Fund (Division 8)
  AGSPC International Government Bond Fund (Division 13)
  AGSPC Money Market Fund (Divisions 2 and 6)

American General Series Portfolio Company 3 ("AGSPC 3"):
  American General International Growth Fund (Division 33)
  American General Large Cap Growth Fund (Division 39)
  American General Mid Cap Growth Fund (Division 37)
  American General Small Cap Growth Fund(Division 35)
  American General International Value Fund (Division 34)
  American General Large Cap Value Fund (Division 40)
  American General Mid Cap Value Fund (Division 38)
  American General Small Cap Value Fund (Division 36)
  American General Socially Responsible Fund (Division 41)
  American General Balanced Fund (Division 42)
  American General High Yield Bond Fund (Division 60)
  American General Strategic Bond Fund (Division 59)
  American General Domestic Bond Fund (Division 43)
  American General Core Bond Fund (Division 58)
  American General Money Market Fund (Division 44)
  American General Growth Lifestyle Fund (Division 48)
  American General Moderate Growth
    Lifestyle Fund (Division 49)
  American General Conservative Growth
    Lifestyle Fund (Division 50)

Dreyfus Variable Investment Fund -
  Small Cap Portfolio (Division 18)

Founders Growth Fund (Division 30)

Neuberger Berman Guardian Trust (Division 29)

Putnam Global Growth Fund (Division 28)
Putnam New Opportunities Fund (Division 26)
Putnam OTC & Emerging Growth Fund (Division 27)

Scudder Growth and Income Fund (Division 21)

Templeton Foreign Fund (Division 32)
Templeton Variable Products Series Fund:
  Templeton Asset Allocation Fund (Division 19)
  Templeton International Fund (Division 20)

American Century - Twentieth Century
  Ultra Fund (Division 31)

Vanguard Long-Term Corporate Fund (Division 22)
Vanguard Long-Term Treasury Fund (Division 23)
Vanguard Wellington Fund (Division 25)
Vanguard Windsor II Fund (Division 24)
Vanguard Lifestrategy Growth Fund (Division 52)
Vanguard Lifestrategy Moderate Growth Fund (Division 53)
Vanguard Lifestrategy Conservative Growth Fund (Division 54)
T. Rowe Price Small-Cap Stock Fund (Division 51)

Divisions 33 through 54 and 58 through 60 became available to contract holders of the Separate Account effective September 22,1998.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

         The assets of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

         USE OF ESTIMATES. The financial statements have been prepared in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosure of contingent assets and liabilities. Ultimate results could differ from these estimates.

         INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by each Fund.

         INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

         INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

         ANNUITY RESERVES. Net purchase payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table have been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

         ACCUMULATION UNITS. VALIC offers both standard and enhanced contracts. These contracts may have different Separate Account charges.

===============================================================================
36                       NOTES TO FINANCIAL STATEMENTS
===============================================================================




NOTE C -- TRANSACTIONS WITH AFFILIATES

         VALIC serves as investment advisor ("the Advisor"), transfer agent, and accounting services agent to AGSPC and AGSPC 3. American General Investment Management, LLP, an affiliate of the Advisor, serves as investment sub-advisor to certain AGSPC 3 mutual funds.

         The Separate Account is charged for mortality and expense risks assumed by VALIC and for distribution and administrative services provided by VALIC. The standard charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over $100,000,000; for Divisions 1,2,4 through 8, 10A, 10C and 10D, 11 through 17, 33 through 44, 48 through 50, and 58 through 60, 1.00%; and for Divisions 18 through 32, and 51 through 54, 1.25%. Certain mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the Separate Account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21 through 23, 26 through 30, 32 through 44, 48 through 50, and 58 through 60, 0.25%; for Division 31, 0.24% (effective December 8, 1997, the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); and for Division 18, 0.15% (commencing July 1, 1997). Separate Account charges may be reduced if contracts are issued to certain types of plans that are expected to result in lower costs to VALIC. Consequently, each division may offer separate "classes" of units of beneficial interest reflecting reductions in separate account charges.

         Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1998 and 1997, VALIC reduced expenses of Division 10B by $82,027 and $85,996, respectively.

         A portion of the annual contract maintenance charge is assessed on each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $5,575,601 and $4,510,903 for the years ended December 31, 1998 and 1997, respectively.

         VALIC received surrender charges of $4,581,641 and $2,769,370 for the years ended December 31, 1998 and 1997, respectively. In addition, VALIC received $53,171 and $6,156 for the year ended December 31, 1998, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

         VALIC contributed to the Separate Account, $100,000 and $74,900,000 on August 26, 1998 and September 1, 1998, respectively, in order to provide initial funding for the AGSPC 3 mutual funds. Capital surplus amounts reflected in the Statements of Net Assets for Divisions 33 through 44, 48 through 50 and 58 through 60 are not subject to contract holder charges since they do not represent reserves for annuity contracts issued.

NOTE D -- INVESTMENTS

         The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1998:


                                                                                                                      UNREALIZED
                                                                       MARKET                                        APPRECIATION
UNDERLYING FUND                            DIVISION         SHARES      PRICE         MARKET             COST       (DEPRECIATION)
                                           --------         ------      -----         ------             ----       --------------

AGSPC International Equities Fund .........    11          13,079,920   $11.37  $   148,718,766  $   148,478,416  $       240,350
Putnam Global Growth Fund .................    28          13,080,357    12.45      162,850,092      149,345,622       13,504,470
Templeton Foreign Fund ....................    32          26,018,073     8.39      218,291,648      267,772,677      (49,481,029)
Templeton International Fund ..............    20          37,187,918    20.69      769,418,093      672,572,557       96,845,536
AGSPC Science & Technology Fund ...........    17          52,052,496    26.07    1,357,008,368    1,058,583,311      298,425,057
AGSPC Small Cap Index Fund ................    14          14,788,462    15.26      225,671,866      216,780,123        8,891,743
Dreyfus Variable Investment Fund -
  Small Cap Portfolio .....................    18          14,871,620    53.91      801,729,449      709,332,114       92,397,335
Putnam New Opportunities Fund .............    26           7,047,598    58.43      411,790,940      341,359,629       70,431,311
Putnam OTC & Emerging Growth Fund .........    27           8,240,758    17.25      142,153,064      128,583,339       13,569,725
AGSPC Growth Fund .........................    15          53,087,130    22.85    1,213,041,349      867,944,168      345,097,181
AGSPC MidCap Index Fund ...................     4          33,517,770    25.37      850,345,675      593,845,989      256,499,686
American Century - Twentieth Century
  Ultra Fund ..............................    31          10,965,109    33.41      366,344,764      344,297,873       22,046,891
Founders Growth Fund ......................    30          20,206,988    20.41      412,424,559      377,960,267       34,464,292
AGSPC Growth & Income Fund ................    16          14,227,222    20.04      285,113,626      214,814,089       70,299,537
AGSPC Social Awareness Fund ...............    12          19,099,259    22.77      434,890,057      350,790,377       84,099,680
AGSPC Stock Index Fund ....................    10A,B,C,D  106,096,626    37.54    3,982,866,943    2,020,245,208    1,962,621,735
Neuberger Berman Guardian Trust ...........    29           3,796,199    16.16       61,347,128       68,195,002       (6,847,874)
Scudder Growth and Income Fund ............    21           9,416,745    26.31      247,754,620      259,592,520      (11,837,900)
Vanguard Windsor II Fund ..................    24          21,811,605    29.85      651,075,950      634,903,452       16,172,498
Templeton Asset Allocation Fund ...........    19          14,431,830    22.46      324,138,930      290,415,546       33,723,384
AGSPC Asset Allocation Fund ...............     5          16,111,443    14.12      227,493,681      191,458,464       36,035,217

===============================================================================
                              SEPARATE ACCOUNT A                             37
===============================================================================




                                                                                                                      UNREALIZED
                                                                   MARKET                                            APPRECIATION
UNDERLYING FUND                           DIVISION     SHARES       PRICE          MARKET              COST         (DEPRECIATION)
                                          --------     ------       -----          ------              ----         --------------

Vanguard Wellington Fund .................    25     13,852,716     29.35     $   406,576,731   $   416,038,579   $    (9,461,848)
AGSPC International Government
  Bond Fund ..............................    13     13,339,220     12.68         169,141,402       158,031,435        11,109,967
AGSPC Capital Conservation Fund .......... 1 & 7      6,849,612      9.68          66,304,225        65,365,302           938,923
AGSPC Government Securities Fund .........     8     10,966,460     10.35         113,502,848       110,444,717         3,058,131
Vanguard Fixed Income Securities Fund:
  Long-Term Corporate Fund ...............    22      6,441,710      9.29          59,843,445        59,275,925           567,520
  Long-Term Treasury Fund ................    23     10,501,171     11.36         119,293,240       115,581,241         3,711,999
AGSPC Money Market Fund .................. 2 & 6    270,445,756      1.00         270,445,756       270,445,756                --
American General International
  Growth Fund ............................    33        365,269     10.55           3,853,567         3,652,817           200,750
American General Large Cap Growth Fund ...    39        285,293     12.44           3,549,043         2,853,503           695,540
American General Mid Cap Growth Fund .....    37        405,021     13.52           5,475,870         4,050,270         1,425,600
American General Small Cap Growth Fund ...    35        391,362     13.49           5,279,473         3,918,373         1,361,100
American General International
  Value Fund .............................    34        360,507     11.52           4,153,036         3,605,760           547,276
American General Large Cap Value Fund ....    40        290,838     12.47           3,626,750         2,910,224           716,526
American General Mid Cap Value Fund ......    38        405,233     12.27           4,972,209         4,075,640           896,569
American General Small Cap Value Fund ....    36        390,634     11.52           4,500,106         3,914,722           585,384
American General Socially
  Responsible Fund .......................    41        525,342     12.20           6,409,166         5,309,493         1,099,673
American General Balanced Fund ...........    42        505,484     11.61           5,868,671         5,063,135           805,536
American General High Yield Bond Fund ....    60        508,880     10.38           5,282,173         5,092,262           189,911
American General Strategic Bond Fund .....    59        507,766     10.37           5,265,532         5,080,063           185,469
American General Domestic Bond Fund ......    43        128,012     10.23           1,309,568         1,280,876            28,692
American General Core Bond Fund ..........    58        506,569     10.19           5,161,936         5,066,538            95,398
American General Money Market Fund .......    44      5,082,478      1.00           5,082,478         5,082,478                --
American General Growth Lifestyle Fund ...    48        501,813     11.94           5,991,538         5,021,159           970,379
American General Moderate Growth
  Lifestyle Fund .........................    49        502,116     11.85           5,950,028         5,024,332           925,696
American General Conservative Growth
  Lifestyle Fund .........................    50        502,580     11.60           5,829,911         5,028,970           800,941
T. Rowe Price Small-Cap Stock Fund .......    51              7     20.79                 139               139                --
  Total ..................................          853,696,997               $14,587,138,409   $11,178,484,452   $ 3,408,653,957


NOTE E -- FEDERAL INCOME TAXES

         VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

         For the year ended December 31, 1998, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                               PURCHASES               SALES
                                                                             --------------        --------------

         AGSPC International Equities Fund Division 11 ...................    $ 70,340,669          $ 86,195,191
         Putnam Global Growth Fund Division 28 ...........................      84,411,341             2,105,181
         Templeton Foreign Fund Division 32 ..............................      82,320,483             9,313,676
         Templeton International Fund Division 20 ........................     176,311,032           153,728,857
         AGSPC Science & Technology Fund Division 17 .....................     262,237,519           101,549,488
         AGSPC Small Cap Index Fund Division 14 ..........................      56,957,370            35,775,340
         Dreyfus Variable Investment Fund -
               Small Cap Portfolio Division 18 ...........................      63,341,013            64,349,216
         Putnam New Opportunities Fund Division 26 .......................     196,437,438             3,727,492
         Putnam OTC & Emerging Growth Fund Division 27 ...................      43,601,585             7,874,482
         AGSPC Growth Fund Division 15 ...................................     168,030,279            22,896,950
         AGSPC MidCap Index Fund Division 4 ..............................     121,443,834            59,433,835
         American Century - Twentieth Century Ultra Fund Division 31 .....     206,441,197             3,102,142
         Founders Growth Fund Division 30 ................................     203,148,927             4,157,924
         AGSPC Growth & Income Fund Division 16 ..........................      35,712,751            22,023,607

===============================================================================
38                       NOTES TO FINANCIAL STATEMENTS
===============================================================================





                                                                                     PURCHASES                 SALES
                                                                                  --------------          --------------
         AGSPC Social Awareness Fund Division 12 ..............................   $  155,478,764          $    4,747,514
         AGSPC Stock Index Fund:
                  Division 10A ................................................       16,487,825              57,170,007
                  Division 10B ................................................        1,430,916               5,138,856
                  Division 10C ................................................      409,382,612              36,743,609
                  Division 10D ................................................        2,305,198               7,769,904
         Neuberger Berman Guardian Trust Division 29 ..........................       24,369,333               4,106,246
         Scudder Growth and Income Fund Division 21 ...........................      134,037,172               6,545,427
         Vanguard Windsor II Fund Division 24 .................................      380,154,266               5,838,118
         Templeton Asset Allocation Fund Division 19 ..........................       48,497,460              40,983,269
         AGSPC Asset Allocation Fund Division 5 ...............................       37,672,428              10,217,954
         Vanguard Wellington Fund Division 25 .................................      267,401,470               4,016,568
         AGSPC International Government Bond Fund Division 13 .................       63,147,566              81,054,776
         AGSPC Capital Conservation Fund:
                  Division 1 ..................................................          832,531               1,006,283
                  Division 7 ..................................................       16,631,338              12,372,606
         AGSPC Government Securities Fund Division 8 ..........................       54,546,370              32,043,559
         Vanguard Long-Term Corporate Fund Division 22 ........................       42,256,730               2,903,724
         Vanguard Long-Term Treasury Fund Division 23 .........................      102,868,659              11,315,873
         AGSPC Money Market Fund:
                  Division 2 ..................................................        2,987,800               3,330,427
                  Division 6 ..................................................      379,702,464             248,100,695
         American General International Growth Fund Division 33 ...............        3,652,817                      --
         American General Large Cap Growth Fund Division 39 ...................        2,853,503                      --
         American General Mid Cap Growth Fund Division 37 .....................        4,050,270                      --
         American General Small Cap Growth Fund Division 35 ...................        3,918,373                      --
         American General International Value Fund Division 34 ................        3,605,760                      --
         American General Large Cap Value Fund Division 40 ....................        2,910,224                      --
         American General Mid Cap Value Fund Division 38 ......................        4,075,640                      --
         American General Small Cap Value Fund Division 36 ....................        3,914,722                      --
         American General Socially Responsible Fund Division 41 ...............        5,309,493                      --
         American General Balanced Fund Division 42 ...........................        5,063,135                      --
         American General High Yield Bond Fund Division 60 ....................        5,092,262                      --
         American General Strategic Bond Fund Division 59 .....................        5,080,063                      --
         American General Domestic Bond Fund Division 43 ......................        1,280,876                      --
         American General Core Bond Fund Division 58 ..........................        5,066,538                      --
         American General Money Market Fund Division 44 .......................        5,082,478                      --
         American General Growth Lifestyle Fund Division 48 ...................        5,021,159                      --
         American General Moderate Growth Lifestyle Fund Division 49 ..........        5,024,332                      --
         American General Conservative Growth Lifestyle Fund Division 50 ......        5,028,970                      --
                  T. Rowe Price Small-Cap Stock Fund Division 51 ..............              139                      --
                                                                                  --------------          --------------
                  Total .......................................................   $3,986,957,094          $1,151,638,796
                                                                                  ==============          ==============

NOTE G -- YEAR 2000 (UNAUDITED)

         VALIC is in the process of modifying its systems to achieve Year 2000 readiness. This endeavor is directed and managed by VALIC and monitored by the parent company, American General Corporation. VALIC has developed clearly defined and documented plans that have been implemented to minimize the risk of significant negative impact on its operations.

         These plans include the following activities: (1) perform an inventory of VALIC's information technology and non-information technology systems; (2) assess which items in the inventory may expose VALIC to business interruptions due to Year 2000 issues; (3) test systems for Year 2000 readiness; (4) reprogram or replace systems that are not Year 2000 ready; and (5) return the systems to operation.

         In addition, the Separate Account and VALIC have business relationships with various third parties, each of which must also be Year 2000 ready. Therefore, VALIC's plans also include assessing and attempting to mitigate the risks associated with the potential failure of third parties, as well as contingency plans for any identified risks or shortcomings, to achieve Year 2000 readiness. Due to the various stages of the third parties' Year 2000 readiness, VALIC's efforts in this regard will extend through 1999.

         Through December 31, 1998, VALIC has incurred and expensed $26.7 million (pretax) related to Year 2000 readiness, including $20.2 million incurred in 1998.

         As of December 31, 1998, VALIC has completed the inventory, assessment, testing, reprogramming and implementation phases of the plan with respect to its critical systems. VALIC believes its comprehensive plan and resource commitment will allow it to meet its Year 2000 objectives. However, the Year 2000 issue remains complex and the risks, uncertainties, and unforeseen circumstances associated with the Year 2000 issue could have a material adverse impact on VALIC and the Separate Account.

================================================================================
                        REPORT OF INDEPENDENT AUDITORS                       39
================================================================================


TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("the Separate Account") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, 11 through 44 inclusive, 48 through 51 inclusive, and 58 through 60, inclusive) comprising the Separate Account as of December 31, 1998. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of the Separate Account and each of its divisions except for divisions 33 through 44 inclusive, divisions 48 through 50 inclusive, and divisions 58 through 60, inclusive, for which we have audited the statements of operations and changes in net assets for the period from August 26, 1998 (inception) to December 31, 1998, and for division 51 for which we have audited the statements of operations and changes in net assets for the period from September 22, 1998 (inception) through December 31, 1998. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Separate Account and each of the divisions comprising the Separate Account at December 31, 1998, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.




                                                  ERNST & YOUNG LLP



Houston, Texas
February 15, 1999

                                  [VALIC LOGO]

                                 PRINTED MATTER
                    PRINTED IN U.S.A.  VA 10855-1  REV 5/99
         (C)The Variable Annuity Life Insurance Company, Houston, Texas

                                           Recycled Paper  [RECYCLED PAPER LOGO]

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                                 CONTRACT FORM
                              PORTFOLIO DIRECTOR,
                            PORTFOLIO DIRECTOR 2 AND
                            PORTFOLIO DIRECTOR PLUS

                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements

        Filed with Part A:

            Selected Purchase Unit Data for each Fund for the last ten years or since inception

        Filed with Part B:

        (i)  Audited Financial Statements

             The Variable Annuity Life Insurance Company

                Report of Independent Auditors

                Consolidated Balance Sheets

                Consolidated Statements of Income

                Consolidated Statements of Changes in Stockholder Equity

                Consolidated Statements of Cash Flows

                Notes to Consolidated Financial Statements

        (ii)  Audited Financial Statements

              The Variable Annuity Life Insurance Company Separate Account A --

                Statement of Net Assets

                Statement of Operations

                Statements of Changes in Net Assets

                Notes to Financial Statements

                Report of Independent Auditors

       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the related information is included in the financial statements and therefore such schedules have been omitted.

     (b) Exhibits


          1.             -- Resolutions adopted by The Variable Annuity Life
                            Insurance Company Board of Directors at its Annual
                            Meeting of April 18, 1979 establishing The Variable
                            Annuity Life Insurance Company Separate Account A,
                            incorporated herein by reference to Post-Effective
                            Statement No. 5 filed with the Securities and Exchange
                            Commission ("SEC") on March 1, 1996 (File No.
                            33-75292/811-3240).
          2.             -- Not Applicable.
          3.             -- Underwriting Agreement between The Variable Annuity Life
                            Insurance Company, The Variable Annuity Life Insurance
                            Company Separate Account A and The Variable Annuity
                            Marketing Company, incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(a).          -- Specimen Individual Annuity Contract. (Form UIT-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(i).       -- Specimen Group Annuity Contract. (Form UITG-194),
                            incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).
          4(b)(ii).      -- Specimen Individual Non-Qualified Annuity Contract. (Form
                            UITN-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iii).     -- Specimen Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194P), incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(iv).      -- Specimen Individual Retirement Account Annuity Contract.
                            (Form UIT-IRA-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(v).       -- Specimen Simplified Employee Pension Contract (Form
                            UIT-SEP-194), incorporated herein by reference to
                            Post-Effective Amendment No. 5 filed with the SEC on
                            March 1, 1996 (File No. 33-75292/811-3240).
          4(b)(vi).      -- Specimen Endorsement to Group Annuity Contract or
                            Certificate of Participation under Group Annuity
                            Contract. (Form UITG-194-RSAC), effective upon issu-
                            ance; incorporated herein by reference to Post-Effective
                            Amendment. No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
          4(b)(vii).     -- Specimen SIMPLE Individual Retirement Annuity Contract
                            (Form UIT-SIMPLE-897), incorporated herein by reference
                            to Post-Effective Amendment No. 15 filed with the SEC on
                            December 17, 1998 (File No. 33-75292/811-3240).
          4(b)(viii).    -- Specimen Portfolio Director Endorsement to Individual
                            Annuity Contract. (Form IPD-798), incorporated herein by
                            reference to Post-Effective Amendment No. 15 filed with
                            the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          4(b)(ix).      -- Specimen Portfolio Director Individual Retirement Annuity
                            (IRA) Endorsement to Individual Retirement Account
                            Annuity Contract. (Form IPDIRA-798), incorporated herein
                            by reference to Post-Effective Amendment No. 15 filed
                            with the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          4(b)(x).       -- Specimen Portfolio Director Non-Qualified Deferred
                            Annuity (NQDA) Endorsement to Individual Non-Qualified
                            Annuity Contract. (Form IPDN-798), incorporated herein by
                            reference to Post-Effective Amendment No. 15 filed with
                            the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).

          5(a)(i).       -- Specimen Application for Portfolio Director/Portfolio
                            Director 2 Fixed and Variable Annuity for use with all
                            plan types except Individual Retirement Annuities (IRA),
                            Simplified Employee Pension Plan (SEP), and Non-Qualified
                            Deferred Annuities (NQDA); incorporated herein by
                            reference to Post-Effective Amendment No. 12 filed with
                            the SEC on April 29, 1998 (File No. 33-75292/811-3240).
          5(a)(ii).      -- Specimen Application for Portfolio Director/Portfolio
                            Director 2 Fixed and Variable Annuity for use with
                            Individual Retirement Annuities (IRA), Simplified
                            Employee Pension Plans (SEP), and Non-Qualified Deferred
                            Annuities (NQDA); incorporated herein by reference to
                            Post-Effective Amendment No. 12 filed with the SEC on
                            April 29, 1998 (File No. 33-75292/811-3240).
          5(a)(iii).     -- Specimen Application for Portfolio Director Plus Fixed
                            and Variable Annuity for use with all plan types except
                            NQDA, incorporated herein by reference to Post-Effective
                            Amendment No. 15 filed with the SEC on December 17, 1998
                            (File No. 33-75292/811-3240).
          5(a)(iv).      -- Specimen Application for Portfolio Director Plus Fixed
                            and Variable Annuity for use with all plan types,
                            primarily Non-Qualified, incorporated herein by reference
                            to Post-Effective Amendment No. 15 filed with the SEC on
                            December 17, 1998 (File No. 33-75292/811-3240).
          5(b).          -- Specimen Group Master Application, incorporated herein by reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75292/811-3240).
          5(b)(i).       -- Specimen Portfolio Director Plus Group Master Application
                            for use with all plan types except NQDA, incorporated
                            herein by reference to Post-Effective Amendment No. 15
                            filed with the SEC on December 17, 1998 (File No.
                            33-75292/811-3240).
          5(b)(ii).      -- Specimen Portfolio Director Plus Group Master Application
                            for use with all plan types, primarily Non-Qualified,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 15 filed with the SEC on December 17, 1998
                            (File No. 33-75292/811-3240).
          6(a).          -- Copy of Amended and Restated Articles of Incorporation of
                            The Variable Annuity Life Insurance Company, incorporated
                            herein by reference to Post-Effective Amendment No. 5
                            filed with the SEC on March 1, 1996 (File No.
                            33-75292/811-3240).
          6(b).          -- Copy of Amendment Number One to Amended and Restated
                            Articles of Incorporation of The Variable Annuity Life
                            Insurance Company (as amended through April 28, 1989)
                            effective March 28, 1990, incorporated herein by
                            reference to Post-Effective Amendment No. 5 filed with
                            the SEC on March 1, 1996 (File No. 33-75922/811-3240).
          6(c).          -- Copy of Amended and Restated Bylaws of The Variable
                            Annuity Life Insurance Company as amended through March
                            4, 1992; incorporated herein by reference to
                            Post-Effective Amendment No. 11 filed with the SEC on
                            December 23, 1997 (File No. 33-75292/811-3240).
          7.             -- Not Applicable.
          8(a).          -- Participation Agreement between The Variable Annuity Life
                            Insurance Company and Templeton Variable Products Series
                            Fund, incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3240).

          8(b).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Dreyfus Variable Investment
                            Fund, incorporated herein by reference to Post-Effective
                            Amendment No. 5 filed with the SEC on March 1, 1996 (File
                            No. 33-75292/811-3420).
                         (2) Agreement between The Variable Annuity Life Insurance
                            Company and The Dreyfus Corporation dated July 1, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 12 filed with the SEC on April 29, 1998
                            (File No. 33-75292/811-3240).
          8(c).          -- (1) Order Transmission Agreement between The Variable
                            Annuity Life Insurance Company and Scudder Service
                            Corporation, incorporated herein by reference to
                            Post-Effective Amendment No. 8 filed with the SEC on June
                            28, 1996 (File No. 33-75292/811-3240).
                         (2) Amendment to Order Transmission Agreement between The
                            Variable Annuity Life Insurance Company and Scudder
                            Service Corporation, effective July 1, 1997, incorporated
                            herein by reference to Post-Effective Amendment No. 11
                            filed with the SEC on December 23, 1997 (File No.
                            33-75292/811-3240).
          8(d).          -- (1) Fund Participation Agreement between The Variable
                            Annuity Life Insurance Company and Putnam Mutual Funds
                            Corp., incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/811-3240).
                         (2) Amendment No. 1 to Fund Participation Agreement between
                            The Variable Annuity Life Insurance Company and Putnam
                            Mutual Funds Corp., effective August 18, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
          8(e).          -- (1) Fund Participation Agreement between The Variable
                            Annuity Life Insurance Company and Twentieth Century
                            Investors Inc., incorporated herein by reference to
                            Post-Effective Amendment No. 8 filed with the SEC on June
                            28, 1996 (File No. 33-75292/811-3240).
                         (2) Amendment No. 1 to Fund Participation Agreement between
                            The Variable Annuity Life Insurance Company and American
                            Century Mutual Funds, Inc. and American Century
                            Investment Management, Inc., effective December 8, 1997;
                            incorporated herein by reference to Post-Effective
                            Amendment No. 11 filed with the SEC on December 23, 1997
                            (File No. 33-75292/811-3240).
          8(f).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Founders Growth Fund Inc.,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/811-3240).
                         (2) Consent to Assignment between The Variable Annuity Life
                            Insurance Company and Premier Mutual Fund Services, Inc.
                            dated April 1, 1998; incorporated herein by reference to
                            Post-Effective Amendment No. 12 filed with the SEC on
                            April 29, 1998 (File No. 33-75292/811-3240).
          8(g).          -- Master Shareholder Services Agreement between The
                            Variable Annuity Life Insurance Company and Franklin
                            Templeton Group of Funds, incorporated herein by
                            reference to Post-Effective Amendment No. 8 filed with
                            the SEC on June 28, 1996 (File No. 33-75292/811-3240).
          8(h).          -- (1) Participation Agreement between The Variable Annuity
                            Life Insurance Company and Vanguard Group, Inc.,
                            incorporated herein by reference to Post-Effective
                            Amendment No. 8 filed with the SEC on June 28, 1996 (File
                            No. 33-75292/ 811-3240).

                           (2) Amendment No. 1 to Participation Agreement between The Variable Annuity Life Insurance
                              Company and The Vanguard Group, Inc., effective July 17, 1998, incorporated herein by reference to Post-Effective Amendment No. 14 filed with the SEC on September 11, 1998
                              (File No. 33-75292/811-3240).
            8(i).          -- Agreement between The Variable Annuity Life Insurance Company and
                              Neuberger & Berman Management Inc., incorporated herein by reference to Post-Effective
                              Amendment No. 8 filed with the SEC on June 28, 1996 (File No. 33-75292/811-3240).
            8(j).          -- Agreement between The Variable Annuity Life Insurance Company and T. Rowe Price
                              Investment Services, Inc., entered into October 1, 1998, incorporated herein by reference to Post-Effective Amendment No. 15 filed with the SEC on December 17, 1998
                              (File No. 33-75292/811-3240).
            8(k).          -- Participation Agreement between The Variable Annuity Life Insurance Company and
                              Evergreen Equity Trust, dated January 4, 1999.
            9.             -- Not Applicable.
           10.             -- Consent of Independent Auditors.
           11.             -- Not Applicable.
           12.             -- Not Applicable.
           13.             -- Calculation of standard and nonstandard performance information; incorporated herein by reference to Post-Effective Amendment No. 11 filed with the SEC on December 23, 1997
                              (File No. 33-75292/811-3240).
           14.             -- Not Applicable.
           15.             -- Supplemental Information Form which discloses Section 403(b)(11) withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section
                              403(b) annuities with regard to these withdrawal restrictions; incorporated herein by reference to Post-Effective Amendment No. 12 filed with the SEC on April 29, 1998 (File
                              No. 33-75292/811-3240).
           16(a).          -- Copies of manually signed power of attorney for The Variable Annuity Life Insurance
                              Company Director Robert M. Devlin, incorporated herein by reference to Post-Effective
                              Amendment No. 5 filed with the SEC on March 1, 1996 (File No. 33-75292/811-3240).
           16(b).          -- Copy of manually signed power of attorney for The Variable Annuity Life Insurance
                              Company Director Jon P. Newton, incorporated herein by reference to Post-Effective
                              Amendment No. 6 filed with the SEC on April 19, 1996 (File No. 33-75292/811-3240).
           16(c).          -- Copy of manually signed powers of attorney for The Variable Annuity Life Insurance
                              Company Directors Brent C. Nelson, Thomas L. West, Jr., Bruce R. Abrams, John A. Graf,
                              Patrick E. Grady and Richard W. Scott; incorporated herein by reference to
                              Post-Effective Amendment No. 12 filed with the SEC on April 29, 1998 (File No.
                              33-75292/811-3240).
           16(d).          -- Copy of manually signed powers of attorney for The Variable Annuity Life Insurance
                              Company Directors John E. Arant, Kent E. Barrett and Carl J. Santillo.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The directors and principal officers of the Company are set forth below, together with their current principal occupations including any position with American General Corporation ("AGC"), the indirect parent of The Variable Annuity Life Insurance Company ("VALIC"), the depositor of the Registrant, and The Variable Annuity Marketing Company ("VAMCO"), the principal underwriter of the Contracts issued through the Registrant. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019.


          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
Thomas L. West, Jr.....................  Chairman and Chief Executive Officer, VALIC.
                                         Vice Chairman and Group Executive -- Retirement Services,
                                         American General Corporation.
Jon P. Newton..........................  Senior Chairman of the Board of Directors, VALIC. Vice
                                         Chairman of the Board of Directors, American General
                                         Corporation.
Kent E. Barrett........................  Director, Executive Vice President and Chief Financial
                                         Officer, VALIC.
John A. Graf...........................  Director and President, VALIC.
Robert M. Devlin.......................  Director, VALIC.
                                         Chairman of the Board of Directors, President and Chief
                                         Executive Officer, American General Corporation.
Bruce R. Abrams........................  Director and Executive Vice President -- Marketing, VALIC.
John E. Arant..........................  Director and Executive Vice President -- Sales, VALIC.
                                         Chairman of the Board of Directors and President, VAMCO.
Patrick E. Grady.......................  Director, Senior Vice President and Treasurer, VALIC.
Brent C. Nelson........................  Director, Senior Vice President and Controller, VALIC.
Carl J. Santillo.......................  Director and Executive Vice President -- Operations,
                                         VALIC.
Richard W. Scott.......................  Director, Vice President and Chief Investment Officer,
                                         VALIC.
                                         Executive Vice President and Chief Investment Officer,
                                         American General Corporation.
Michael J. Akers.......................  Senior Vice President and Chief Actuary, VALIC.
Dwight L. Cramer, II...................  Senior Vice President -- Specialty Markets, VALIC.
Stephen G. Kellison....................  Senior Vice President -- Institutional Services, VALIC.
Charles D. Robinson....................  Senior Vice President -- Institutional Marketing, VALIC.
                                         Executive Vice President, VAMCO.
Cynthia A. Toles.......................  Senior Vice President, General Counsel and Secretary,
                                         VALIC.
                                         Director and Secretary, VAMCO.
Dan W. Arnold..........................  Vice President -- Customer Care Center, VALIC.
James D. Bonsall.......................  Vice President -- Financial Reporting, VALIC.
Harry N. Bragg.........................  Vice President -- Strategic Systems, VALIC.
Gregory S. Broer.......................  Vice President -- Actuarial, VALIC.
Richard A. Combs.......................  Vice President -- Actuarial, VALIC.
J. David Crank.........................  Vice President -- Group Services, VALIC.
Neil J. Davidson.......................  Vice President -- Actuarial, VALIC.
David H. denBoer.......................  Vice President -- Compliance, VALIC.
Stephen R. Duff........................  Vice President -- Financial Institution Acquisitions,
                                         VALIC.
Daniel Fritz...........................  Vice President -- Actuarial, VALIC.

          NAMES AND PRINCIPAL
           BUSINESS ADDRESS                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
          -------------------                    -----------------------------------------
Paul W. Green..........................  Vice President and Investment Officer, VALIC.
Sharla A. Jackson......................  Vice President -- Operations and Customer Service, VALIC.
Jeff S. Johnson........................  Vice President -- Marketing Communications, VALIC.
Kent W. Lamb...........................  Vice President -- Financial Reporting, VALIC.
Richard Lindsay........................  Vice President -- Personal Retirement Services, VALIC.
James J. Michel........................  Vice President -- Insurance Accounting, VALIC.
Craig R. Mitchell......................  Vice President and Investment Officer, VALIC.
Maruti More............................  Vice President -- Investments, VALIC.
Stephen J. Poston......................  Vice President -- National Sales Manager, VALIC.
Steven D. Rubinstein...................  Vice President -- Financial Planning and Reporting, VALIC.
Gary N. See............................  Vice President -- Actuarial, VALIC.
Gregory R. Seward......................  Vice President -- Variable Product Accounting, VALIC.
Norman A. Skinrood, Jr.................  Vice President -- Group Plan Administration, VALIC.
Paula F. Snyder........................  Vice President -- Marketing Services, VALIC.
Robert E. Steele.......................  Vice President -- Structured Settlements, VALIC.
Kenneth R. Story.......................  Vice President -- Amarillo Systems, VALIC.
Peter V. Tuters........................  Vice President and Investment Officer, VALIC.
                                         Sr. Vice President -- Investments, American General
                                         Corporation.
William C. Vetterling..................  Vice President -- Marketing Administration, VALIC.
William A. Wilson......................  Vice President -- Government Affairs, VALIC.
Jane E. Bates..........................  Chief Compliance Officer, VALIC.
                                         Director, Treasurer and Chief Compliance Officer, VAMCO.
D. Lynne Walters.......................  Tax Officer, VALIC.
                                         Tax Officer, VAMCO.
                                         Vice President -- Taxes, American General Corporation.


ITEM 26. PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is controlled by the Registrant. The Registrant is a segregated asset account of the Company ("Depositor") established in accordance with the Texas Insurance Code. The Registrant supports benefits payable under the Portfolio Director Variable Annuity Contracts investing in American General Series Portfolio Company (the "Series Company"), the Templeton Asset Allocation Fund and Templeton International Fund (each a separate series of Templeton Variable Products Series Fund), and Small Cap Portfolio of the Dreyfus Variable Investment Fund. The Registrant votes Series Company shares and shares held in Templeton Variable Products Series Fund and Dreyfus Variable Investment Fund only as directed by the contract owner. (See "Voting Rights" in the Prospectus for these Contracts.)


     The Registrant also supports benefits payable under the Portfolio Director 2 Variable Annuity Contracts investing in American General Series Portfolio Company (the "Series Company"); American Century Investment Management, Inc., American Century Ultra Fund; Founders Funds, Inc., Founders Growth Fund; Neuberger Berman Management, Inc., Neuberger Berman Guardian Trust; Putnam Investments; Putnam Global Growth Fund, New Opportunities Fund, and OTC & Emerging Growth Fund; Scudder Kemper Investments, Inc., Scudder Growth and Income Fund; Templeton Funds, Inc., Templeton Foreign Fund, and The Vanguard Group, Inc., Vanguard Long-Term Corporate Fund, Vanguard Long-Term Treasury Fund, Vanguard Wellington Fund and Vanguard Windsor II Fund. The Registrant votes shares held in the above Funds only as directed by the contract owner. (See "Voting Rights" in the Prospectus for these Contracts.)



     In addition, the Registrant supports benefits payable under the Portfolio Director Plus Variable Annuity Contracts that invest in the above referenced funds as well as American General Series Portfolio Company 3 ("AGSPC3"); Evergreen Asset Management Corp., Evergreen Growth and Income Fund and Evergreen Small Cap Value Fund; Capital Management Group of First Union National Bank, Evergreen Value Fund; T.

Rowe Price Associates, Inc., T. Rowe Price Small-Cap Stock Fund; and The Vanguard Group, Inc., Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund. The Registrant votes shares held in the above Funds only as directed by the contract owner. (See "Voting Rights" in the Prospectus for these Contracts.)


     The Depositor is indirectly wholly-owned by AGC (formerly American General Insurance Company.) Therefore, the Depositor and various companies affiliated with the Depositor may be deemed to be under common control with the Registrant. These companies, together with their state of incorporation and the identity of the owners of their common stock, are set forth in an exhibit entitled, "Subsidiaries of American General Corporation," of the Form 10-K of AGC filed for the year ended December 31, 1998 (File No. 1-7981), which is incorporated herein by reference.


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of March 31, 1999, a date within 90 days prior to the date of filing, there were 260,458 individual Contract Owners, 599,537 group Contract Owners of the qualified Contracts, offered by the Portfolio Director prospectus of the Registrant, and 19,964 individual Contract Owners and 405 group Contract Owners of the non-qualified Contracts offered by the Portfolio Director prospectus. As of a date within 90 days prior to the date of filing, there were 245,259 individual Contract Owners, 635,769 group Contract Owners of the qualified Contracts, offered by the Portfolio Director 2 prospectuses of the Registrant, and 0 individual Contract Owners and 0 group Contract Owners of the non-qualified Contracts offered by the Portfolio Director 2 prospectus. As of a date within 90 days prior to the date of filing, there were 47 individual Contract Owners, 74,148 group Contract Owners of the qualified Contracts, offered by the Portfolio Director Plus prospectuses of the Registrant, and 5 individual Contract Owners and 50 group Contract Owners of the non-qualified Contracts offered by the Portfolio Director Plus prospectuses. The Registrant issues different contracts through other Registration Statements.


ITEM 28. INDEMNIFICATION

     Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees").

     The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

     Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

     Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

     Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon (i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and
(ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

     Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Act, and therefore may be unenforceable. In the event (a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Act will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) VAMCO acts as exclusive distributor and principal underwriter of the Registrant and as principal underwriter for the Series Company, and AGSPC3, each a registered investment company.

     (b) The following information is furnished with respect to each officer and director of VAMCO:


           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                              WITH VAMCO
            ----------------                              ----------
John E. Arant(1).........................  Chairman of the Board of Directors and
                                           President
Jane E. Bates(1).........................  Director, Treasurer and Chief Compliance
                                           Officer
Cynthia A. Toles(1)......................  Director and Secretary
Joe C. Osborne(1)........................  Executive Vice President
Charles D. Robinson(1)...................  Executive Vice President
Steven P. Boero..........................  Senior Vice President
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Thomas N. Lange..........................  Senior Vice President
14025 Riveredge Drive
Suite 250
Tampa, FL 33637
Jim C. Lehan.............................  Senior Vice President
945 Concord Street
Suite 123 and 124
Framingham, MA 01701
Donald R. Van Putten.....................  Senior Vice President
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
D. Lynne Walters(1)......................  Tax Officer
Todd M. Adams............................  Vice President
8500 Normandale Lake Blvd.
Suite 750
Bloomington, MN 55437
Edward K. Boero..........................  Vice President
222 South Harbor Blvd.
10th Floor
Anaheim, CA 92805
Evan Cole................................  Vice President
410 Amherst Street
Suite 250
Nashua, NH 03063
Joe H. Connell...........................  Vice President
10851 N. Black Canyon Hwy.
Suite 700
Phoenix, AZ 85029
James J. Costello........................  Vice President
1767 Sentry Parkway West 19
Suite 300
Blue Bell, PA 19422
Paige T. Davis...........................  Vice President
7310 Ritchie Highway
Suite 800
Glen Burnie, MD 21061

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                              WITH VAMCO
            ----------------                              ----------
Robert G. Fillmore.......................  Vice President
165 South Union Blvd.
Suite 1050
Lakewood, CO 80228
James M. Garrison........................  Vice President
Two International Plaza
Suite 601
Nashville, TN 37217
James K. Graham..........................  Vice President
1301 West Long Lake Road
Suite 340
Troy, MI 48098
James T. Griffin.........................  Vice President
3535 Grandview Parkway
Suite 200
Birmingham, AL 35243
Ernest Jordan III........................  Vice President
4266 Interstate 55N
Suite 108
Jackson, MS 39211
Alden D. Lewis...........................  Vice President
1800 S.W. First Avenue
Suite 505
Portland, OR 97201
David R. Lyle............................  Vice President
University Tower
3100 Tower Blvd.
Suite 1601, Box 50
Durham, NC 27707
John MacTavish...........................  Vice President
2450 Venture Oaks Way
Suite 120
Sacramento, CA 95833
Bryce Malsbary...........................  Vice President
3505 Lake Lynda Drive
Suite 114
Orlando, FL 32817
Sharon J. Novickas.......................  Vice President
230 West Monroe
Suite 1900
Chicago, IL 60606
Robert A. Obester........................  Vice President
800 Gessner
Suite 1280
Houston, TX 77024
Suzanne L. Perez.........................  Vice President
10006 N. Dale Mabry Hwy.
Suite 113
Tampa, FL 33618

           NAME AND PRINCIPAL                        POSITIONS AND OFFICES
            BUSINESS ADDRESS                              WITH VAMCO
            ----------------                              ----------
Keith A. Poch............................  Vice President
1900 O'Farrell Street
Suite 390
San Mateo, CA 94403-1311
Fred Roberts.............................  Vice President
100 Ashford Center North
Suite 100
Atlanta, GA 30338
F. William Scott.........................  Vice President
Two Summit Park Drive
Suite 410
Independence, OH 44131
William G. Tubbs.........................  Vice President
11711 N. Meridian St.
Suite 300
Carmel, IN 46032
Donna M. Zucchi..........................  Vice President
90 Woodbridge Center Dr.
Suite 300
Woodbridge, NJ 07095

---------------

(1) 2929 Allen Parkway, Houston, Texas 77019

     (c) VAMCO is the principal underwriter for the Registrant. The licensed agents who sell the forms of Contract covered by this registration statement are compensated for such sales by commissions paid by Depositor. These commissions do not result in any charge to the Registrant or to Contract Owners, Participants, Annuitants or Beneficiaries in addition to the charges described in the prospectuses for the Contract.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be in the physical possession of:

       The Variable Annuity Life Insurance Company
        2929 Allen Parkway
        Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

     There have been no management-related services provided to the Separate Account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

     a. VALIC hereby commits itself, on behalf of the Contract Owners, to the following undertakings:

          1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          2. To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

ITEM 33. WITHDRAWAL RESTRICTIONS FOR 403(B) PLANS

     The Tax Reform Act of 1986 added to the Internal Revenue Code a new Section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the Prospectus or the Statement of Additional Information for Contracts of this Registration Statement.

     The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 (the "Act") if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

          (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the Contract;

          (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the Contract;

          (3) Instruct sales representatives who solicit participants to purchase the Contract specifically to being the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

          (4) Obtain from each plan participant who purchases a Section 403(b) annuity Contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

     The Company has complied, and is complying, with the provisions of paragraphs (1)-(4) above.

     The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this Contract to Program participants;

          (c) instruct salespeople who solicit Program participants to purchase this Contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

          (d) obtain from each Program participant who purchases this Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

     The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to this Contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

          (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the Contracts issued in connection with the Florida ORP;

          (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of Contracts to Eligible Employees;

          (c) instruct salespeople who solicit Eligible Employees to purchase the Contracts specifically to bring the restrictions on redemption imposed by the Division to the attention of the Eligible Employees;

          (d) obtain from each Participant in the Florida ORP who purchases a Contract, prior to or at the time of such purchase, a signed statement acknowledging the Participant's understanding: (i) of the restrictions on redemption imposed by the Division, and (ii) that other investment alternatives are available under the Florida ORP, to which the Participant may elect to transfer his or her Contract values.

     The Company has complied, and is complying, with the provisions of paragraphs (a)-(d) above.

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, The Variable Annuity Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 23rd day of April, 1999.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
        Senior Vice President, General Counsel                        Chairman and Chief Executive Officer
                   and Secretary

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, State of Texas, on the 23rd day of April 1999.

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY SEPARATE
                                              ACCOUNT A

                                            THE VARIABLE ANNUITY LIFE
                                            INSURANCE COMPANY

            Attest: /s/ CYNTHIA A. TOLES                            By: /s/ THOMAS L. WEST, JR.
   ----------------------------------------------        -------------------------------------------------
                  Cynthia A. Toles                                      Thomas L. West, Jr.
         Senior Vice President, General Counsel                      Chairman and Chief Executive Officer
                   and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment has been signed below by the following persons in the capacities and on the date indicated.

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

               /s/ THOMAS L. WEST, JR.                 Chairman and Chief Executive          April 23, 1999
-----------------------------------------------------    Officer
                 Thomas L. West, Jr.

                         *                             President and Director                April 23, 1999
-----------------------------------------------------
                    John A. Graf

                 /s/ BRENT C. NELSON                   Senior Vice President, Controller     April 23, 1999
-----------------------------------------------------    and Director
                   Brent C. Nelson

                 /s/ BRENT C. NELSON                   Principal Accounting Officer          April 23, 1999
-----------------------------------------------------
                   Brent C. Nelson

                          *                            Senior Chairman of the Board of       April 23, 1999
-----------------------------------------------------    Directors
                    Jon P. Newton

                      SIGNATURE                                      TITLE                        DATE
                      ---------                                      -----                        ----

                          *                                                                  April 23, 1999
-----------------------------------------------------  Director, Executive Vice President
                   Kent E. Barrett                       and Chief Financial Officer


                          *                            Executive Vice President --           April 23, 1999
-----------------------------------------------------    Marketing and Director
                   Bruce R. Abrams

                          *                            Executive Vice President - Sales and  April 23, 1999
-----------------------------------------------------    Director
                    John E. Arant

                          *                            Executive Vice President --           April 23, 1999
-----------------------------------------------------    Operations and Director
                  Carl J. Santillo

                          *                            Senior Vice President, Treasurer      April 23, 1999
-----------------------------------------------------    and Director
                  Patrick E. Grady

                          *                            Vice President, Chief Investment      April 23, 1999
-----------------------------------------------------    Officer and Director
                  Richard W. Scott

                          *                            Director                              April 23, 1999
-----------------------------------------------------
                  Robert M. Devlin

              *By: /s/ CYNTHIA A. TOLES                                                      April 23, 1999
   -----------------------------------------------
                  Cynthia A. Toles
                  Attorney-in-Fact

            **By: /s/ THOMAS L. WEST, JR.                                                    April 23, 1999
  ------------------------------------------------
                 Thomas L. West, Jr.
                  Attorney-in-Fact

                                 EXHIBIT INDEX


                                                                               SEQUENTIALLY
                                                                                 NUMBERED
  EXHIBIT NO.                                                                     PAGES
  -----------                                                                  ------------
   4(b)(viii).   -- Specimen Portfolio Director Endorsement to Individual
                 Annuity Contract, (Form IPD-798).
   4(b)(ix).     -- Specimen Portfolio Director Individual Retirement Annuity
                 (IRA) Endorsement to Individual Retirement Account Annuity
                    Contract, (Form IPDIRA-798).
   4(b)(x).      -- Specimen Portfolio Director Non-Qualified Deferred
                 Annuity (NQDA) Endorsement to Individual Non-Qualified
                    Annuity Contract, (Form IPDN-798).
   8(k).         -- Participation Agreement between The Variable Annuity Life
                 Insurance Company and Evergreen Equity Trust, dated January
                    4, 1999.
  10.            -- Consent of Independent Auditors.
  16(d).         -- Copy of manually signed powers of attorney for The
                 Variable Annuity Life Insurance Company Directors John E.
                    Arant, Kent E. Barrett and Carl J. Santillo.